UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07572

Principal Funds, Inc.
(Exact name of registrant as specified in charter)

650 8th Street, Des Moines, IA 50392-2080
(Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080
(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2014
Date of reporting period:	January 31, 2014

ITEM 1 – SCHEDULE OF INVESTMENTS

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Principal Funds, Inc.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO

Date	03/19/2014

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Nora M. Everett
Nora M. Everett, President and CEO

Date	03/19/2014

By	/s/ Layne A. Rasmussen
Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date	03/19/2014

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Diversified Financial Services - 0.00%				BONDS (continued)	Amount (000's)	Value(000	's)
Rescap Liquidating Trust (a),(b)	23,646	$—		Automobile Asset Backed Securities - 1.76%
				Ally Auto Receivables Trust 2011-5
				0.99%, 11/16/2015(f)	$2,138	$2,142
Semiconductors - 0.00%
Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803	—		AmeriCredit Automobile Receivables Trust
				2012-2
				0.76%, 10/08/2015	326	326
TOTAL COMMON STOCKS		$—		AmeriCredit Automobile Receivables Trust
PREFERRED STOCKS - 0.52%	Shares Held	Value(000	's)	2012-3
Banks- 0.40%				0.71%, 12/08/2015(f)	632	632
Ally Financial Inc (d)	1,250	1,210		AmeriCredit Automobile Receivables Trust
BB&T Corp 5.20%	80,000	1,610		2012-5
City National Corp/CA	90,000	2,380		0.51%, 01/08/2016	2,407	2,407
Fifth Third Bancorp (a)	90,000	2,295		AmeriCredit Automobile Receivables Trust
Goldman Sachs Group Inc/The	75,000	1,734		2013-1
		$9,229		0.49%, 06/08/2016	1,847	1,846
				AmeriCredit Automobile Receivables Trust
Telecommunications - 0.12%				2013-5
Verizon Communications Inc (a),(e)	115,000	2,877		0.54%, 03/08/2017(f)	4,150	4,155
				ARI Fleet Lease Trust 2012-B
TOTAL PREFERRED STOCKS		$12,106		0.46%, 01/15/2021(d),(f)	3,652	3,648
	Principal			Capital Auto Receivables Asset Trust / Ally
BONDS- 57.79%	Amount (000's)	Value(000	's)	0.62%, 07/20/2016	2,000	2,001
Advertising - 0.04%				0.79%, 06/20/2017	4,500	4,501
Interpublic Group of Cos Inc/The				Carmax Auto Owner Trust 2013-2
				0.42%, 06/15/2016(f)	6,372	6,374
4.00%, 03/15/2022	$350	$346		Ford Credit Auto Lease Trust 2012-B
6.25%, 11/15/2014	585	606		0.57%, 09/15/2015 (f)	1,000	1,001
		$952		Hertz Fleet Lease Funding LP
Aerospace & Defense - 0.13%				0.71%, 12/10/2027(d),(f)	5,500	5,510
Air 2 US				Nissan Auto Receivables 2013-A Owner
8.03%, 10/01/2020(b),(d)	381	404		Trust
8.63%, 10/01/2020(d)	403	414		0.37%, 09/15/2015	2,468	2,468
Rockwell Collins Inc				Santander Drive Auto Receivables Trust 2010-
0.59%, 12/15/2016(f)	2,350	2,350		1
		$3,168		1.48%, 05/15/2017(d)	1,794	1,795
				Santander Drive Auto Receivables Trust 2013-
Agriculture - 0.57%				1
Altria Group Inc				0.48%, 02/16/2016	2,140	2,140
2.85%, 08/09/2022	2,930	2,750		Santander Drive Auto Receivables Trust 2013-
4.00%, 01/31/2024	825	824		2
4.25%, 08/09/2042	1,365	1,196		0.47%, 03/15/2016(f)	305	305
5.38%, 01/31/2044	2,316	2,379				$41,251
Japan Tobacco Inc
2.10%, 07/23/2018(d)	180	181		Automobile Floor Plan Asset Backed Securities - 2.23%
Philip Morris International Inc				Ally Master Owner Trust
1.88%, 01/15/2019	2,145	2,129		0.79%, 05/15/2016(f)	9,900	9,912
4.13%, 03/04/2043	900	818		0.96%, 09/15/2016(f)	5,710	5,725
4.88%, 11/15/2043	2,090	2,133		1.81%, 05/15/2016(f)	3,275	3,287
6.38%, 05/16/2038	30	37		BMW Floorplan Master Owner Trust
Pinnacle Operating Corp				0.56%, 09/15/2017(d),(f)	20,262	20,299
9.00%, 11/15/2020(d)	830	894		GE Dealer Floorplan Master Note Trust
		$13,341		0.76%, 07/20/2016(f)	10,000	10,015
				Nissan Master Owner Trust Receivables
Airlines - 0.18%				0.63%, 05/15/2017(f)	3,000	3,008
American Airlines 2013-2 Class A Pass						$52,246
Through Trust
4.95%, 07/15/2024(d)	2,246	2,393		Automobile Manufacturers - 0.95%
US Airways 2001-1G Pass Through Trust				Chrysler Group LLC / CG Co-Issuer Inc
7.08%, 09/20/2022	311	335		8.00%, 06/15/2019	495	539
US Airways 2013-1 Class A Pass Through				Daimler Finance North America LLC
Trust				1.25%, 01/11/2016(d)	2,120	2,134
3.95%, 11/15/2025(b)	1,445	1,438		1.30%, 07/31/2015(d)	3,205	3,238
		$4,166		1.45%, 08/01/2016(d)	2,005	2,020
				2.38%, 08/01/2018(d)	2,475	2,505
Apparel - 0.02%				Ford Motor Co
Quiksilver Inc / QS Wholesale Inc				4.75%, 01/15/2043	1,330	1,238
7.88%, 08/01/2018(d)	45	49
				7.40%, 11/01/2046	1,130	1,428
10.00%, 08/01/2020	290	327		General Motors Co
		$376		3.50%, 10/02/2018(d)	2,095	2,139
				Jaguar Land Rover Automotive PLC
				4.13%, 12/15/2018(d)	540	544

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Automobile Manufacturers (continued)				Banks (continued)
Jaguar Land Rover Automotive PLC				City National Corp/CA
(continued)				5.25%, 09/15/2020	$3,100	$3,401
5.63%, 02/01/2023(d)	$200	$204		Cooperatieve Centrale Raiffeisen-
8.13%, 05/15/2021(d)	390	442		Boerenleenbank BA/Netherlands
Navistar International Corp				4.63%, 12/01/2023	330	334
8.25%, 11/01/2021	1,025	1,056		11.00%, 12/29/2049(d),(f)	1,560	2,051
Toyota Motor Credit Corp				Credit Suisse Group AG
0.63%, 01/17/2019(f)	1,320	1,321		7.50%, 12/11/2049(d),(f)	4,125	4,342
2.10%, 01/17/2019	910	916		Goldman Sachs Group Inc/The
Volkswagen International Finance NV				2.63%, 01/31/2019	4,355	4,359
1.13%, 11/18/2016(d)	1,625	1,626		3.63%, 02/07/2016	3,220	3,376
1.60%, 11/20/2017(d)	905	907		5.38%, 03/15/2020	2,415	2,701
		$22,257		6.00%, 06/15/2020	2,115	2,438
				6.45%, 05/01/2036	1,195	1,280
Automobile Parts & Equipment - 0.14%				HBOS Capital Funding LP
Continental Rubber of America Corp				6.07%, 06/29/2049(d),(f)	420	420
4.50%, 09/15/2019(d)	480	505
				ING Bank NV
Dana Holding Corp				2.00%, 09/25/2015(d)	4,280	4,352
5.38%, 09/15/2021	195	196		5.80%, 09/25/2023(d)	9,625	10,076
6.00%, 09/15/2023	395	396		Intesa Sanpaolo SpA
Gajah Tunggal Tbk PT				2.38%, 01/13/2017	3,815	3,812
7.75%, 02/06/2018(d)	1,650	1,630
Gestamp Funding Luxembourg SA				3.13%, 01/15/2016	9,115	9,297
5.63%, 05/31/2020 (d)	200	205		3.88%, 01/15/2019	13,570	13,727
				LBG Capital No.1 PLC
Schaeffler Holding Finance BV				8.00%, 12/29/2049(d),(f)	755	807
6.88%, PIK 7.63%, 08/15/2018(d),(g)	350	371
				Lloyds Bank PLC
		$3,303		2.30%, 11/27/2018	2,130	2,140
Banks- 8.24%				Manufacturers & Traders Trust Co
Abbey National Treasury Services				1.25%, 01/30/2017	670	669
PLC/London				Morgan Stanley
3.05%, 08/23/2018	3,200	3,306		1.52%, 04/25/2018(f)	3,595	3,652
Ally Financial Inc				1.75%, 02/25/2016	2,600	2,638
4.50%, 02/11/2014	200	200		2.50%, 01/24/2019	1,945	1,940
4.75%, 09/10/2018	220	230		3.75%, 02/25/2023	2,880	2,837
Associated Banc-Corp				5.00%, 11/24/2025	4,700	4,768
5.13%, 03/28/2016	5,055	5,397		5.50%, 07/24/2020	15,335	17,270
Banco de Credito e Inversiones				RBS Capital Trust III
4.00%, 02/11/2023(d)	600	559		5.51%, 09/29/2049	911	888
Banco Santander Mexico SA Institucion de				Regions Bank/Birmingham AL
Banca Multiple Grupo Financiero Santander				6.45%, 06/26/2037	1,055	1,145
4.13%, 11/09/2022(d)	1,100	1,029		Regions Financial Corp
Bancolombia SA				5.75%, 06/15/2015	1,070	1,135
5.95%, 06/03/2021	835	870		Royal Bank of Scotland Group PLC
Bank of America Corp				6.00%, 12/19/2023	10,105	10,181
1.28%, 01/15/2019(f)	5,230	5,270		7.64%, 03/29/2049(f)	390	382
2.00%, 01/11/2018	4,400	4,404		Russian Agricultural Bank OJSC Via RSHB
2.60%, 01/15/2019	2,140	2,152		Capital SA
4.13%, 01/22/2024	3,635	3,670		5.10%, 07/25/2018(d)	1,300	1,315
6.88%, 04/25/2018	4,630	5,521		State Street Corp
Bank of New York Mellon Corp/The				3.10%, 05/15/2023	2,925	2,767
2.20%, 03/04/2019(e)	2,480	2,488		UBS AG/Stamford CT
4.50%, 12/29/2049(f)	1,375	1,241		7.63%, 08/17/2022	700	805
Barclays PLC				US Bancorp/MN
8.25%, 12/29/2049(f)	700	721		3.70%, 01/30/2024	2,555	2,573
BBVA Banco Continental SA				Vnesheconombank Via VEB Finance PLC
5.00%, 08/26/2022(d)	1,100	1,093		5.94%, 11/21/2023(d)	1,250	1,233
BBVA Bancomer SA/Texas				VTB Bank OJSC Via VTB Capital SA
6.75%, 09/30/2022(d)	3,430	3,674		6.88%, 05/29/2018	800	868
BBVA US Senior SAU				Zions Bancorporation
4.66%, 10/09/2015	4,465	4,686		6.00%, 09/15/2015	1	1
BNP Paribas SA						$193,343
2.40%, 12/12/2018	2,390	2,395		Beverages - 1.36%
BPCE SA				Ajecorp BV
5.15%, 07/21/2024(d)	7,895	7,760
5.70%, 10/22/2023(d)	6,400	6,610		6.50%, 05/14/2022	2,100	2,005
CIT Group Inc				Anheuser-Busch InBev Worldwide Inc
4.75%, 02/15/2015(d)	300	309		1.38%, 07/15/2017	1,345	1,345
				2.50%, 07/15/2022	1,365	1,288
Citigroup Inc				7.75%, 01/15/2019	1,030	1,293
5.50%, 09/13/2025	3,585	3,778

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Beverages (continued)				Chemicals (continued)
Coca-Cola Co/The				NOVA Chemicals Corp
3.20%, 11/01/2023	$1,845	$1,814		5.25%, 08/01/2023(d)	$365	$374
Coca-Cola Icecek AS				Phosagro OAO via Phosagro Bond Funding
4.75%, 10/01/2018(d)	1,350	1,365		Ltd
Constellation Brands Inc				4.20%, 02/13/2018(d)	1,190	1,171
3.75%, 05/01/2021	515	492		Taminco Global Chemical Corp
4.25%, 05/01/2023	580	548		9.75%, 03/31/2020(d)	2,195	2,480
Corp Lindley SA						$11,078
4.63%, 04/12/2023(d)	325	292
6.75%, 11/23/2021(d)	700	732		Coal- 0.00%
6.75%, 11/23/2021	1,440	1,507		Consol Energy Inc
Pernod Ricard SA				8.00%, 04/01/2017	50	52
4.45%, 01/15/2022(d)	5,440	5,637
5.75%, 04/07/2021(d)	2,220	2,505		Commercial Services - 0.13%
SABMiller Holdings Inc				DP World Ltd
2.20%, 08/01/2018(d)	2,695	2,722		6.85%, 07/02/2037	500	512
2.45%, 01/15/2017(d)	2,193	2,268		Envision Healthcare Corp
3.75%, 01/15/2022(d)	4,880	4,996		8.13%, 06/01/2019	134	144
4.95%, 01/15/2042(d)	1,030	1,064		ERAC USA Finance LLC
		$31,873		2.75%, 03/15/2017(d)	1,015	1,047
				3.30%, 10/15/2022(d)	345	331
Biotechnology - 0.57%				Igloo Holdings Corp
Amgen Inc				8.25%, PIK 9.00%, 12/15/2017(d),(g)	385	387
5.15%, 11/15/2041	2,975	3,057		TMS International Corp
5.38%, 05/15/2043	1,665	1,774		7.63%, 10/15/2021(d)	450	478
Celgene Corp
1.90%, 08/15/2017	1,195	1,208		United Rentals North America Inc
3.25%, 08/15/2022	1,135	1,110		5.75%, 07/15/2018	100	107
4.00%, 08/15/2023	3,570	3,636				$3,006
5.25%, 08/15/2043	770	814		Computers - 0.63%
Genzyme Corp				Affiliated Computer Services Inc
5.00%, 06/15/2020	810	924		5.20%, 06/01/2015	1,850	1,950
Gilead Sciences Inc				Apple Inc
3.05%, 12/01/2016	840	887		1.00%, 05/03/2018	335	327
		$13,410		3.85%, 05/04/2043	890	765
				Compiler Finance Sub Inc
Building Materials - 0.42%				7.00%, 05/01/2021(d)	850	846
Boise Cascade Co
6.38%, 11/01/2020	390	407		Hewlett-Packard Co
Cemex Espana Luxembourg				2.75%, 01/14/2019	3,730	3,756
9.25%, 05/12/2020(d)	150	162		3.00%, 09/15/2016	425	443
9.25%, 05/12/2020(f)	650	703		iGate Corp
Cemex SAB de CV				9.00%, 05/01/2016	215	227
7.25%, 01/15/2021 (d)	1,485	1,526		NCR Corp
				4.63%, 02/15/2021	1,147	1,121
CRH America Inc				5.88%, 12/15/2021(d)	375	389
4.13%, 01/15/2016	1,630	1,719		Seagate HDD Cayman
8.13%, 07/15/2018	3,425	4,241		4.75%, 06/01/2023(d)	2,500	2,394
Norbord Inc
5.38%, 12/01/2020(d)	560	560		6.88%, 05/01/2020	2,380	2,564
Owens Corning						$14,782
4.20%, 12/15/2022	620	612		Consumer Products - 0.10%
		$9,930		Reynolds Group Issuer Inc / Reynolds Group
				Issuer LLC / Reynolds Group Issuer
Chemicals - 0.47%				(Luxembourg) S.A.
Axiall Corp
4.88%, 05/15/2023(d)	295	281		7.13%, 04/15/2019	1,550	1,639
Cornerstone Chemical Co				7.88%, 08/15/2019	260	286
9.38%, 03/15/2018(d)	275	292		9.00%, 04/15/2019	400	427
9.38%, 03/15/2018	195	207		9.88%, 08/15/2019	3	3
Dow Chemical Co/The						$2,355
4.38%, 11/15/2042	1,135	1,028		Credit Card Asset Backed Securities - 1.73%
7.38%, 11/01/2029	430	553		Citibank Omni Master Trust
Eagle Spinco Inc				2.91%, 08/15/2018(d),(f)	20,190	20,457
4.63%, 02/15/2021(d)	670	655		Dryrock Issuance Trust
INEOS Group Holdings SA				0.31%, 08/15/2017(b),(f)	1,350	1,349
6.13%, 08/15/2018(d)	200	204		0.50%, 07/16/2018(f)	18,755	18,752
Mexichem SAB de CV						$40,558
4.88%, 09/19/2022(d)	1,000	956
4.88%, 09/19/2022	1,000	956		Distribution & Wholesale - 0.05%
Mosaic Co/The				HD Supply Inc
5.45%, 11/15/2033	1,840	1,921		7.50%, 07/15/2020	725	774

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Distribution & Wholesale (continued)				Electric (continued)
HD Supply Inc (continued)				DTE Energy Co
11.00%, 04/15/2020	$285	$338		6.38%, 04/15/2033	$1,605	$1,892
		$1,112		Duke Energy Carolinas LLC
				4.00%, 09/30/2042	2,250	2,120
Diversified Financial Services - 1.87%				Dynegy Inc
Aircastle Ltd				5.88%, 06/01/2023(d)	600	564
4.63%, 12/15/2018	380	383		Edison International
7.63%, 04/15/2020	240	272		3.75%, 09/15/2017	1,420	1,515
9.75%, 08/01/2018	980	1,062		Electricite de France
American Honda Finance Corp				2.15%, 01/22/2019(d)	1,000	995
2.13%, 10/10/2018	2,650	2,686		4.88%, 01/22/2044(d)	1,140	1,109
Countrywide Financial Corp				5.63%, 12/29/2049(d),(f)	3,805	3,710
6.25%, 05/15/2016	1,595	1,763		Elwood Energy LLC
Credit Acceptance Corp				8.16%, 07/05/2026	696	745
6.13%, 02/15/2021(d)	1,540	1,567
				Energy Future Intermediate Holding Co LLC /
9.13%, 02/01/2017	1,635	1,715		EFIH Finance Inc
Denali Borrower LLC / Denali Finance Corp				12.25%, 03/01/2022(d),(f)	1,250	1,448
5.63%, 10/15/2020(d)	1,610	1,608
DTEK Finance PLC				10.00%, 12/01/2020	780	825
7.88%, 04/04/2018 (d)	900	799		FirstEnergy Corp
				7.38%, 11/15/2031	1,730	1,972
Ford Motor Credit Co LLC				Florida Power & Light Co
1.70%, 05/09/2016	1,375	1,391		4.05%, 06/01/2042	1,600	1,516
4.38%, 08/06/2023	2,650	2,691		4.13%, 02/01/2042	755	725
5.88%, 08/02/2021	2,175	2,480		Indiantown Cogeneration LP
8.00%, 12/15/2016	2,315	2,731		9.77%, 12/15/2020	311	357
General Electric Capital Corp				Miran Mid-Atlantic Series C Pass Through
5.25%, 06/29/2049(f)	3,940	3,728
6.25%, 12/15/2049(f)	3,000	3,127		Trust
General Motors Financial Co Inc				10.06%, 12/30/2028	2,587	2,677
3.25%, 05/15/2018 (d)	860	866		Northern States Power Co/MN
				3.40%, 08/15/2042	265	225
Icahn Enterprises LP / Icahn Enterprises				NRG Energy Inc
Finance Corp				8.25%, 09/01/2020	820	896
3.50%, 03/15/2017(d)	1,415	1,417
4.88%, 03/15/2019(d)	540	538		Oncor Electric Delivery Co LLC
6.00%, 08/01/2020(d)	3,080	3,192		5.25%, 09/30/2040	950	1,031
				Pacific Gas & Electric Co
8.00%, 01/15/2018	1,465	1,524		4.45%, 04/15/2042	645	622
International Lease Finance Corp				5.13%, 11/15/2043	1,600	1,697
2.19%, 06/15/2016(f)	30	30
				PacifiCorp
5.65%, 06/01/2014	200	203		3.85%, 06/15/2021	1,137	1,207
6.25%, 05/15/2019	955	1,036		4.10%, 02/01/2042	735	705
8.62%, 09/15/2015(f)	970	1,072
				Perusahaan Listrik Negara PT
John Deere Capital Corp				5.50%, 11/22/2021(d)	650	624
0.88%, 04/17/2015	640	643		PPL Electric Utilities Corp
MPH Intermediate Holding Co 2				3.00%, 09/15/2021	465	468
8.38%, PIK 9.13%, 08/01/2018(d),(g)	1,140	1,174
				4.75%, 07/15/2043	790	839
National Rural Utilities Cooperative Finance				PPL WEM Holdings PLC
Corp				3.90%, 05/01/2016(d)	2,370	2,501
4.75%, 04/30/2043(f)	855	804		5.38%, 05/01/2021(d)	950	1,043
SquareTwo Financial Corp				Public Service Co of Colorado
11.63%, 04/01/2017	1,130	1,141		4.75%, 08/15/2041	1,400	1,472
Vesey Street Investment Trust I				Public Service Electric & Gas Co
4.40%, 09/01/2016(f)	2,000	2,150
				2.30%, 09/15/2018	2,700	2,770
		$43,793		3.65%, 09/01/2042	365	324
Electric - 2.31%				Puget Energy Inc
Abu Dhabi National Energy Co				5.63%, 07/15/2022	800	895
3.63%, 01/12/2023(d)	200	190		6.00%, 09/01/2021	2,785	3,204
Alabama Power Co				San Diego Gas & Electric Co
3.85%, 12/01/2042	850	765		4.30%, 04/01/2042	230	231
Baltimore Gas & Electric Co				Southern California Edison Co
2.80%, 08/15/2022	1,815	1,736		3.90%, 12/01/2041	390	360
CMS Energy Corp				4.05%, 03/15/2042	1,610	1,526
4.70%, 03/31/2043	910	885		Virginia Electric and Power Co
5.05%, 03/15/2022	795	880		4.00%, 01/15/2043	445	416
Commonwealth Edison Co				4.65%, 08/15/2043	1,620	1,666
3.80%, 10/01/2042	790	704				$54,290
4.60%, 08/15/2043	1,380	1,420		Electronics - 0.06%
Dominion Gas Holdings LLC				Viasystems Inc
4.80%, 11/01/2043(d)	815	818		7.88%, 05/01/2019(d)	1,355	1,450

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Engineering & Construction - 0.08%				Forest Products & Paper - 0.14%
Aguila 3 SA				Exopack Holdings SA
7.88%, 01/31/2018(d)	$390	$414		7.88%, 11/01/2019(d)	$490	$507
Odebrecht Finance Ltd				Resolute Forest Products Inc
5.13%, 06/26/2022(d)	650	619		5.88%, 05/15/2023(d)	745	711
Odebrecht Offshore Drilling Finance Ltd				Sappi Papier Holding GmbH
6.75%, 10/01/2022(d)	591	602		7.50%, 06/15/2032(d)	905	708
Weekley Homes LLC / Weekley Finance				8.38%, 06/15/2019(d)	665	735
Corp				Verso Paper Holdings LLC / Verso Paper Inc
6.00%, 02/01/2023(d)	300	292		11.75%, 01/15/2019	555	597
		$1,927				$3,258
Entertainment - 0.36%				Gas- 0.02%
CCM Merger Inc				Nakilat Inc
9.13%, 05/01/2019(d)	2,330	2,458		6.07%, 12/31/2033	200	212
Cinemark USA Inc				Sempra Energy
4.88%, 06/01/2023	775	732		2.88%, 10/01/2022	300	283
DreamWorks Animation SKG Inc						$495
6.88%, 08/15/2020(d)	775	824
Peninsula Gaming LLC / Peninsula Gaming				Healthcare - Products - 0.12%
Corp				ConvaTec Finance International SA
8.38%, 02/15/2018(d)	1,030	1,112		8.25%, PIK 9.00%, 01/15/2019(d),(g)	1,250	1,284
Regal Cinemas Corp				Universal Hospital Services Inc
8.63%, 07/15/2019	350	374		7.63%, 08/15/2020	1,350	1,428
Regal Entertainment Group						$2,712
5.75%, 02/01/2025	370	352		Healthcare - Services - 0.40%
9.13%, 08/15/2018	581	628		Centene Corp
WMG Acquisition Corp				5.75%, 06/01/2017	805	857
6.00%, 01/15/2021(d)	291	301		CHS/Community Health Systems Inc
11.50%, 10/01/2018	750	853		5.13%, 08/01/2021(d)	95	96
WMG Holdings Corp				Fresenius Medical Care US Finance II Inc
13.75%, 10/01/2019	685	815		5.88%, 01/31/2022(d)	485	515
		$8,449		Fresenius Medical Care US Finance Inc
				6.50%, 09/15/2018(d)	330	372
Environmental Control - 0.14%
Darling International Inc				HCA Holdings Inc
5.38%, 01/15/2022(d)	275	277		6.25%, 02/15/2021	115	122
Republic Services Inc				HCA Inc
3.80%, 05/15/2018	1,215	1,303		4.75%, 05/01/2023	1,685	1,649
Waste Management Inc				5.88%, 03/15/2022	385	405
7.75%, 05/15/2032	1,200	1,627		7.25%, 09/15/2020	690	750
		$3,207		8.50%, 04/15/2019	785	828
				HealthSouth Corp
Food- 0.82%				7.25%, 10/01/2018	82	87
ConAgra Foods Inc				Radnet Management Inc
1.30%, 01/25/2016	375	378		10.38%, 04/01/2018	795	799
Cosan Luxembourg SA				Ventas Realty LP
5.00%, 03/14/2023(d)	900	767		1.55%, 09/26/2016	2,260	2,281
Ingles Markets Inc				WellCare Health Plans Inc
5.75%, 06/15/2023	805	787		5.75%, 11/15/2020	700	724
Kraft Foods Group Inc						$9,485
1.63%, 06/04/2015	590	598
6.13%, 08/23/2018	3,110	3,645		Holding Companies - Diversified - 0.11%
6.50%, 02/09/2040	1,450	1,776		Alphabet Holding Co Inc
				7.75%, PIK 8.50%, 11/01/2017(d),(g)	430	443
Kroger Co/The				Nielsen Co Luxembourg SARL/The
3.85%, 08/01/2023	1,380	1,380		5.50%, 10/01/2021 (d)	770	791
5.15%, 08/01/2043	635	647		Tenedora Nemak SA de CV
Mondelez International Inc				5.50%, 02/28/2023 (d)	1,300	1,255
4.00%, 02/01/2024	1,170	1,185
6.50%, 11/01/2031	430	518				$2,489
Pinnacle Foods Finance LLC / Pinnacle Foods				Home Builders - 0.20%
Finance Corp				Ashton Woods USA LLC / Ashton Woods
4.88%, 05/01/2021	265	250		Finance Co
Smithfield Foods Inc				6.88%, 02/15/2021(d)	370	366
5.25%, 08/01/2018(d)	250	260		Lennar Corp
5.88%, 08/01/2021(d)	395	401		4.13%, 12/01/2018	840	839
WM Wrigley Jr Co				4.75%, 11/15/2022(f)	1,230	1,156
2.40%, 10/21/2018(d)	1,650	1,663		MDC Holdings Inc
3.38%, 10/21/2020(d)	4,860	4,930		6.00%, 01/15/2043	1,070	942
		$19,185		WCI Communities Inc
				6.88%, 08/15/2021(d)	790	790

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Home Builders (continued)				Iron & Steel (continued)
Woodside Homes Co LLC / Woodside Homes				Evraz Group SA
Finance Inc				6.50%, 04/22/2020(d)	$1,400	$1,279
6.75%, 12/15/2021(d)	$550	$550		Glencore Funding LLC
		$4,643		1.70%, 05/27/2016(d)	4,365	4,372
				Samarco Mineracao SA
Home Equity Asset Backed Securities - 0.07%				4.13%, 11/01/2022(d)	2,000	1,748
First NLC Trust 2005-1						$11,381
0.65%, 05/25/2035(f)	364	245
JP Morgan Mortgage Acquisition Trust 2006-				Lodging - 0.21%
CW2				MGM Resorts International
0.31%, 08/25/2036(f)	1,112	946		6.63%, 12/15/2021	365	389
New Century Home Equity Loan Trust 2005-				10.00%, 11/01/2016	1,280	1,539
1				Wyndham Worldwide Corp
0.74%, 03/25/2035(f)	85	83		2.50%, 03/01/2018	2,920	2,956
Saxon Asset Securities Trust 2004-1						$4,884
1.85%, 03/25/2035(f)	282	154
Specialty Underwriting & Residential Finance				Machinery - Construction & Mining - 0.04%
Trust Series 2004-BC1				Ferreycorp SAA
0.92%, 02/25/2035(f)	303	287		4.88%, 04/26/2020(d)	1,150	1,052
		$1,715
				Machinery - Diversified - 0.01%
Insurance - 2.04%				CNH America LLC
American International Group Inc
3.38%, 08/15/2020	3,910	3,985		7.25%, 01/15/2016	150	165
3.80%, 03/22/2017	3,135	3,357
6.40%, 12/15/2020	4,975	5,919		Media- 2.04%
8.18%, 05/15/2068	755	938		21st Century Fox America Inc
Five Corners Funding Trust				3.00%, 09/15/2022	1,280	1,226
4.42%, 11/15/2023(d)	7,500	7,531		5.40%, 10/01/2043	2,850	2,996
ING US Inc				6.15%, 02/15/2041	470	539
2.90%, 02/15/2018	3,800	3,919		Cablevision Systems Corp
5.50%, 07/15/2022	2,600	2,882		8.00%, 04/15/2020	990	1,111
5.65%, 05/15/2053(f)	4,615	4,430		CBS Corp
Liberty Mutual Group Inc				3.38%, 03/01/2022	730	713
4.25%, 06/15/2023(d)	1,720	1,707		4.85%, 07/01/2042	1,420	1,342
5.00%, 06/01/2021(d)	2,500	2,683		5.75%, 04/15/2020	1,640	1,865
7.00%, 03/15/2037(d),(f)	1,260	1,310		7.88%, 07/30/2030	60	77
7.80%, 03/07/2087(d)	2,795	3,005		Comcast Corp
MetLife Capital Trust IV				5.65%, 06/15/2035	560	616
7.88%, 12/15/2067(d)	1,665	1,919		6.40%, 05/15/2038	305	363
MetLife Inc				CSC Holdings LLC
4.88%, 11/13/2043	2,590	2,594		6.75%, 11/15/2021	280	305
Metropolitan Life Global Funding I				Cumulus Media Holdings Inc
1.88%, 06/22/2018(d)	1,350	1,344		7.75%, 05/01/2019	780	837
XL Group PLC				DIRECTV Holdings LLC / DIRECTV
6.50%, 12/31/2049(f)	470	461		Financing Co Inc
		$47,984		3.80%, 03/15/2022	1,535	1,499
				5.00%, 03/01/2021	2,035	2,190
Internet - 0.11%				6.00%, 08/15/2040	790	809
Equinix Inc				DISH DBS Corp
4.88%, 04/01/2020	230	231		4.25%, 04/01/2018	785	801
5.38%, 04/01/2023	730	715		5.88%, 07/15/2022	950	951
Zayo Group LLC / Zayo Capital Inc				6.75%, 06/01/2021	1,605	1,713
8.13%, 01/01/2020	400	442		7.88%, 09/01/2019	1,517	1,731
10.13%, 07/01/2020	1,110	1,285		Globo Comunicacao e Participacoes SA
		$2,673		4.88%, 04/11/2022(d)	800	784
Investment Companies - 0.01%				NBCUniversal Enterprise Inc
IPIC GMTN Ltd				0.92%, 04/15/2018(d),(f)	1,430	1,432
5.00%, 11/15/2020(d)	250	272		1.66%, 04/15/2018(d)	3,380	3,335
				NBCUniversal Media LLC
				2.88%, 01/15/2023	30	28
Iron & Steel - 0.48%				4.45%, 01/15/2043	1	1
AK Steel Corp				5.15%, 04/30/2020	4,093	4,638
8.38%, 04/01/2022	330	327		6.40%, 04/30/2040	800	954
ArcelorMittal				RCN Telecom Services LLC / RCN Capital
7.50%, 10/15/2039	2,580	2,535		Corp
BlueScope Steel Finance Ltd/BlueScope Steel				8.50%, 08/15/2020(d)	625	633
Finance USA LLC				Time Warner Cable Inc
7.13%, 05/01/2018(d)	360	382		5.88%, 11/15/2040	660	580
Commercial Metals Co
4.88%, 05/15/2023	785	738

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Media (continued)				Miscellaneous Manufacturing (continued)
Time Warner Inc				Tyco Electronics Group SA (continued)
6.25%, 03/29/2041	$3,025	$3,477		7.13%, 10/01/2037	$105	$126
7.63%, 04/15/2031	1,050	1,370				$10,489
Unitymedia Hessen GmbH & Co KG /
Unitymedia NRW GmbH				Mortgage Backed Securities - 6.16%
5.50%, 01/15/2023(d)	510	510		Adjustable Rate Mortgage Trust 2004-2
				1.30%, 02/25/2035(f)	104	103
Univision Communications Inc
6.88%, 05/15/2019(d)	265	284		Banc of America Commercial Mortgage Trust
8.50%, 05/15/2021(d)	1,355	1,487		2006-3
Viacom Inc				5.89%, 07/10/2044	597	650
4.38%, 03/15/2043	3,446	3,034		Banc of America Commercial Mortgage Trust
5.85%, 09/01/2043	565	616		2007-3
				0.44%, 06/10/2049(d),(f)	1,000	947
VTR Finance BV
6.88%, 01/15/2024(d)	1,055	1,056		BB-UBS Trust
				2.89%, 06/05/2030(d),(f)	2,100	2,006
WideOpenWest Finance LLC /				BCRR Trust 2009-1
WideOpenWest Capital Corp				5.86%, 07/17/2040 (d)	1,945	2,172
13.38%, 10/15/2019	1,620	1,875
		$47,778		CD 2006-CD3 Mortgage Trust
				5.62%, 10/15/2048	2,440	2,656
Metal Fabrication & Hardware - 0.01%				COMM 2006-C7 Mortgage Trust
Wise Metals Group LLC / Wise Alloys				5.75%, 06/10/2046(f)	1,941	2,118
Finance Corp				COMM 2010-RR1
8.75%, 12/15/2018(d)	315	334		5.54%, 12/11/2049(d),(f)	900	973
				COMM 2013-CCRE6 Mortgage Trust
				3.10%, 03/10/2046(f)	425	412
Mining - 1.11%				Commercial Mortgage Pass Through
Barrick Gold Corp				Certificates
4.10%, 05/01/2023	1,185	1,094		4.77%, 10/15/2045(d),(f)	700	690
BHP Billiton Finance USA Ltd				Credit Suisse Commercial Mortgage Trust
2.05%, 09/30/2018	4,600	4,646		Series 2006-C3
5.00%, 09/30/2043	1,795	1,853		5.79%, 06/15/2038(f)	97	105
Corp Nacional del Cobre de Chile
4.50%, 08/13/2023(d)	1,200	1,219		Credit Suisse Commercial Mortgage Trust
5.63%, 10/18/2043(d)	800	801		Series 2006-C5
				0.67%, 12/15/2039(f)	14,271	256
FMG Resources August 2006 Pty Ltd
6.88%, 02/01/2018(d)	495	521		Credit Suisse Commercial Mortgage Trust
6.88%, 04/01/2022(d)	185	200		Series 2007-C3
				5.68%, 06/15/2039(f)	1,741	1,907
7.00%, 11/01/2015(d)	88	92
8.25%, 11/01/2019(d)	730	804		Credit Suisse Commercial Mortgage Trust
				Series 2007-C4
Freeport-McMoRan Copper & Gold Inc				5.76%, 09/15/2039(f)	1,528	1,529
3.10%, 03/15/2020	5,340	5,271		Credit Suisse First Boston Mortgage Securities
5.45%, 03/15/2043	635	607		Corp
MMC Norilsk Nickel OJSC via MMC Finance				0.77%, 11/15/2037(d),(f)	14,961	71
Ltd				0.78%, 01/15/2037(d),(f)	2,237	33
5.55%, 10/28/2020(d)	900	886
				4.77%, 07/15/2037	2,025	2,084
Newmont Mining Corp				CSMC Series 2009-RR1
4.88%, 03/15/2042	655	506		5.38%, 02/15/2040(d)	3,165	3,476
St Barbara Ltd
8.88%, 04/15/2018(d)	680	564		CSMC Series 2009-RR3
				5.34%, 12/15/2043(d),(f)	1,545	1,685
Teck Resources Ltd				Fannie Mae REMIC Trust 2005-W2
3.75%, 02/01/2023	2,455	2,331		0.36%, 05/25/2035 (f)	825	816
5.20%, 03/01/2042	625	560
Volcan Cia Minera SAA				Fannie Mae REMICS
5.38%, 02/02/2022(d)	350	324		2.25%, 07/25/2040	590	575
				3.50%, 09/25/2027(f)	6,510	931
5.38%, 02/02/2022	600	555		3.50%, 11/25/2027(f)	3,464	493
Xstrata Finance Canada Ltd
2.05%, 10/23/2015(d),(f)	1,910	1,932		3.50%, 04/25/2028	10,492	1,471
2.70%, 10/25/2017(d),(f)	1,315	1,331		3.50%, 07/25/2040	4,955	5,047
				6.34%, 12/25/2021(f)	2,147	270
		$26,097		6.34%, 03/25/2022(f)	1,178	146
Miscellaneous Manufacturing - 0.45%				6.59%, 11/25/2036(f)	3,261	473
Eaton Corp				38.42%, 08/25/2035(f)	65	21
2.75%, 11/02/2022	345	328		FHLMC Multifamily Structured Pass Through
Ingersoll-Rand Global Holding Co Ltd				Certificates
2.88%, 01/15/2019(d)	1,065	1,072		1.88%, 05/25/2019	6,375	6,325
Textron Inc				2.22%, 12/25/2018(f)	1,650	1,674
6.20%, 03/15/2015	1,835	1,942		2.70%, 05/25/2018	2,500	2,601
Tyco Electronics Group SA				Freddie Mac REMICS
1.60%, 02/03/2015	1,265	1,276		0.61%, 06/15/2023(f)	96	97
2.38%, 12/17/2018	2,150	2,142		0.76%, 08/15/2018(f)	806	814
3.50%, 02/03/2022	3,695	3,603		1.25%, 09/15/2033	15,427	15,488

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Freddie Mac REMICS (continued)				MASTR Asset Securitization Trust 2005-2
2.00%, 02/15/2036(f)	$1,901	$1,909		5.25%, 11/25/2035	$2,000	$2,045
2.75%, 03/15/2041	3,119	3,147		Merrill Lynch Mortgage Investors Trust Series
3.00%, 10/15/2027(f)	2,080	270		2005-A8
3.00%, 05/15/2028(f)	8,620	988		0.51%, 08/25/2036(f)	207	179
3.50%, 10/15/2027(f)	3,965	551		Merrill Lynch Mortgage Trust 2005-CIP1
4.00%, 09/15/2021	462	478		5.05%, 07/12/2038	855	900
4.00%, 11/15/2025(f)	16,013	2,076		ML-CFC Commercial Mortgage Trust 2006-4
6.47%, 03/15/2036(f)	4,079	712		0.62%, 12/12/2049(f)	69,602	403
6.49%, 05/15/2026(f)	3,877	671		Morgan Stanley Bank of America Merrill
6.54%, 09/15/2026(f)	6,803	1,232		Lynch Trust 2013-C11
6.54%, 09/15/2026(f)	5,217	950		0.82%, 08/15/2046(f)	29,842	1,023
6.54%, 04/15/2040(f)	4,456	1,002		Morgan Stanley Capital I Trust 2007-HQ12
6.59%, 09/15/2034(f)	1,840	223		5.60%, 04/12/2049(f)	1,360	1,501
GE Commercial Mortgage Corp Series 2007-				5.60%, 04/12/2049(f)	8,837	9,066
C1 Trust				Morgan Stanley Capital I Trust 2007-IQ13
0.16%, 12/10/2049(f)	8,559	4		5.36%, 03/15/2044(f)	700	771
Ginnie Mae				Morgan Stanley Reremic Trust
1.75%, 10/16/2037	1,470	1,479		4.97%, 04/16/2040(d)	3,235	3,296
4.50%, 05/16/2043(f)	5,056	1,023		Morgan Stanley Re-REMIC Trust 2011-IO
5.00%, 10/16/2022(f)	5,074	289		2.50%, 03/23/2051(d)	1,853	1,886
5.24%, 05/20/2041(f)	7,133	1,170		MSBAM Commercial Mortgage Securities
GS Mortgage Securities Trust 2012-GCJ7				Trust 2012-CKSV
2.59%, 05/10/2045(f)	19,560	2,516		1.15%, 10/15/2022(d),(f)	23,679	1,828
GS Mortgage Securities Trust 2013-GCJ12				3.28%, 10/15/2022(d)	3,075	2,876
3.78%, 06/10/2046(f)	780	745		RBSCF Trust 2009-RR1
Impac CMB Trust Series 2007-A				5.76%, 09/17/2039(d),(f)	400	402
0.41%, 05/25/2037(f)	2,241	2,242		Residential Asset Securitization Trust 2004-
JP Morgan Chase Commercial Mortgage				A10
Securities Corp				5.50%, 02/25/2035	511	530
1.94%, 12/15/2047(f)	22,335	2,332		UBS Commercial Mortgage Trust 2012-C1
3.35%, 12/15/2047(d),(f)	500	485		3.40%, 05/10/2045(f)	550	551
JP Morgan Chase Commercial Mortgage				UBS-Barclays Commercial Mortgage Trust
Securities Trust 2004-LN2				2012-C3
5.12%, 07/15/2041	172	174		3.09%, 08/10/2049(f)	2,125	2,068
JP Morgan Chase Commercial Mortgage				UBS-Barclays Commercial Mortgage Trust
Securities Trust 2005-CIBC12				2012-C4
5.09%, 09/12/2037(f)	300	194		1.88%, 12/10/2045(d),(f)	20,555	2,309
JP Morgan Chase Commercial Mortgage				UBS-Barclays Commercial Mortgage Trust
Securities Trust 2006-CIBC17				2013-C5
5.43%, 12/12/2043	2,200	2,380		3.18%, 03/10/2046(f)	2,025	1,971
JP Morgan Chase Commercial Mortgage				4.09%, 03/10/2046(d),(f)	1,090	939
Securities Trust 2006-LDP9				Wachovia Bank Commercial Mortgage Trust
5.34%, 05/15/2047	225	247		Series 2007-C30
JP Morgan Chase Commercial Mortgage				0.00%, 12/15/2043(a)	1,960	863
Securities Trust 2007-C1				0.37%, 12/15/2043(d),(f)	1,350	1,268
0.46%, 02/15/2051(f)	29,227	121		5.25%, 12/15/2043	1,383	1,385
JP Morgan Chase Commercial Mortgage				Wachovia Bank Commercial Mortgage Trust
Securities Trust 2011-C5				Series 2007-C34
3.15%, 08/15/2046	2,128	2,221		5.68%, 05/15/2046(f)	250	279
JP Morgan Chase Commercial Mortgage				Wells Fargo Mortgage Backed Securities
Securities Trust 2013-C16				2005-AR16 Trust
1.38%, 12/15/2046(f)	13,480	1,020		2.68%, 03/25/2035(f)	519	509
JPMBB Commercial Mortgage Securities						$144,587
Trust 2013-C15
1.62%, 11/15/2045(f)	50,373	4,083		Office & Business Equipment - 0.05%
LB-UBS Commercial Mortgage Trust 2005-				Xerox Corp
C3				2.95%, 03/15/2017	555	573
0.75%, 07/15/2040(d),(f)	43,963	464		6.75%, 02/01/2017	550	627
4.74%, 07/15/2030	2,509	2,604				$1,200
LB-UBS Commercial Mortgage Trust 2005-				Oil & Gas - 4.03%
C7				Afren PLC
5.32%, 11/15/2040	2,200	2,325		6.63%, 12/09/2020(d)	1,300	1,294
LB-UBS Commercial Mortgage Trust 2007-				10.25%, 04/08/2019	528	606
C1				Anadarko Petroleum Corp
0.42%, 02/15/2040(f)	11,017	144		5.95%, 09/15/2016	3,190	3,558
LB-UBS Commercial Mortgage Trust 2007-				6.45%, 09/15/2036	30	35
C2				Antero Resources Finance Corp
5.43%, 02/15/2040	1,947	2,153		5.38%, 11/01/2021(d)	575	579

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Oil & Gas (continued)				Oil & Gas (continued)
BP Capital Markets PLC				Northern Blizzard Resources Inc
2.24%, 09/26/2018	$1,600	$1,622		7.25%, 02/01/2022(d)	$765	$765
BreitBurn Energy Partners LP / BreitBurn				Oasis Petroleum Inc
Finance Corp				6.50%, 11/01/2021	455	485
7.88%, 04/15/2022	495	527		6.88%, 03/15/2022(d)	290	307
Carrizo Oil & Gas Inc				6.88%, 01/15/2023	820	877
7.50%, 09/15/2020	815	888		Pacific Drilling SA
8.63%, 10/15/2018	765	826		5.38%, 06/01/2020(d)	1,190	1,187
Chaparral Energy Inc				Pacific Rubiales Energy Corp
7.63%, 11/15/2022	60	65		5.13%, 03/28/2023(d)	1,700	1,543
9.88%, 10/01/2020	550	619		7.25%, 12/12/2021(d)	2,065	2,168
Chesapeake Energy Corp				PDC Energy Inc
3.25%, 03/15/2016	180	182		7.75%, 10/15/2022	1,150	1,239
5.75%, 03/15/2023	725	755		Petrobras International Finance Co
6.13%, 02/15/2021	615	663		5.38%, 01/27/2021	1,350	1,333
Chevron Corp				Petroleos de Venezuela SA
1.10%, 12/05/2017	205	203		5.25%, 04/12/2017	880	596
1.72%, 06/24/2018	1,650	1,658		Petroleos Mexicanos
CNOOC Finance 2013 Ltd				4.88%, 01/24/2022	3,750	3,814
3.00%, 05/09/2023	1,000	888		QEP Resources Inc
Concho Resources Inc				5.25%, 05/01/2023	795	757
7.00%, 01/15/2021	730	799		QGOG Constellation SA
ConocoPhillips				6.25%, 11/09/2019(d)	2,100	1,971
5.75%, 02/01/2019	500	587		RKI Exploration & Production LLC / RKI
ConocoPhillips Holding Co				Finance Corp
6.95%, 04/15/2029	535	705		8.50%, 08/01/2021(d)	754	799
Continental Resources Inc/OK				Rosneft Oil Co via Rosneft International
4.50%, 04/15/2023	5,215	5,344		Finance Ltd
5.00%, 09/15/2022	850	877		4.20%, 03/06/2022(d)	1,550	1,401
Devon Energy Corp				Rowan Cos Inc
2.25%, 12/15/2018	4,935	4,958		4.75%, 01/15/2024	4,120	4,173
3.25%, 05/15/2022	845	821		5.00%, 09/01/2017	1,875	2,050
Diamond Offshore Drilling Inc				Seadrill Ltd
4.88%, 11/01/2043	1,350	1,329		5.63%, 09/15/2017(d)	1,740	1,792
Ecopetrol SA				Sibur Securities Ltd
5.88%, 09/18/2023	3,250	3,380		3.91%, 01/31/2018(d)	2,000	1,920
Encana Corp				Statoil ASA
5.15%, 11/15/2041	1,035	1,006		1.20%, 01/17/2018	1,700	1,678
EP Energy LLC / EP Energy Finance Inc				1.80%, 11/23/2016	2,535	2,594
9.38%, 05/01/2020	710	817		Talisman Energy Inc
Gazprom Neft OAO Via GPN Capital SA				5.50%, 05/15/2042	420	410
4.38%, 09/19/2022(d)	500	451		Total Capital International SA
GeoPark Latin America Ltd Agencia en Chile				1.50%, 02/17/2017	1,495	1,515
7.50%, 02/11/2020(d)	1,550	1,597		1.55%, 06/28/2017	1,240	1,255
GS Caltex Corp				Total Capital SA
3.25%, 10/01/2018(d)	800	809		2.13%, 08/10/2018	1,620	1,644
Halcon Resources Corp				Transocean Inc
8.88%, 05/15/2021	780	778		6.50%, 11/15/2020	5,035	5,717
9.25%, 02/15/2022(d)	325	327				$94,491
9.75%, 07/15/2020	80	83
9.75%, 07/15/2020(d)	240	249		Oil & Gas Services - 0.49%
KazMunayGas National Co JSC				Basic Energy Services Inc
4.40%, 04/30/2023(d)	2,250	2,042		7.75%, 02/15/2019	400	420
7.00%, 05/05/2020	770	852		Cameron International Corp
Kerr-McGee Corp				1.15%, 12/15/2016	1,790	1,787
6.95%, 07/01/2024	1,000	1,204		1.60%, 04/30/2015	135	136
7.88%, 09/15/2031	2,025	2,591		4.00%, 12/15/2023	1,040	1,039
Kodiak Oil & Gas Corp				4.50%, 06/01/2021	1,230	1,295
5.50%, 01/15/2021	760	756		CGG SA
5.50%, 02/01/2022	260	257		9.50%, 05/15/2016	75	78
8.13%, 12/01/2019	570	631		Halliburton Co
Linn Energy LLC / Linn Energy Finance				4.75%, 08/01/2043	380	388
Corp				Hornbeck Offshore Services Inc
7.00%, 11/01/2019(d),(f)	520	528		5.00%, 03/01/2021	440	428
Nabors Industries Inc				Key Energy Services Inc
2.35%, 09/15/2016(d)	1,400	1,434		6.75%, 03/01/2021	695	714
Newfield Exploration Co				Weatherford International LLC
6.88%, 02/01/2020	300	321		6.35%, 06/15/2017	850	957
				Weatherford International Ltd/Bermuda
				5.95%, 04/15/2042	735	753

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Oil & Gas Services (continued)				Packaging & Containers (continued)
Weatherford International Ltd/Bermuda				Rock-Tenn Co
(continued)				3.50%, 03/01/2020	$4,330	$4,392
6.50%, 08/01/2036	$1,125	$1,212		4.00%, 03/01/2023	805	801
7.00%, 03/15/2038	2,000	2,263				$9,198
		$11,470		Pharmaceuticals - 0.83%
Other Asset Backed Securities - 2.68%				Actavis Inc
Carrington Mortgage Loan Trust Series 2005-				1.88%, 10/01/2017	950	948
FRE1				Express Scripts Holding Co
0.44%, 12/25/2035(f)	1,828	1,820		2.75%, 11/21/2014	2,305	2,346
Chase Funding Trust Series 2003-5				3.13%, 05/15/2016	3,250	3,392
0.76%, 07/25/2033(f)	1,233	1,158		3.90%, 02/15/2022	755	777
Chase Funding Trust Series 2004-1				4.75%, 11/15/2021	1,405	1,525
0.62%, 12/25/2033(f)	23	20		6.13%, 11/15/2041	2,875	3,360
CIT Equipment Collateral 2013-VT1				Forest Laboratories Inc
0.74%, 03/21/2016(d)	5,000	5,001		4.88%, 02/15/2021(d)	385	383
Countrywide Asset-Backed Certificates				GlaxoSmithKline Capital Inc
0.32%, 10/25/2047(f)	4,350	4,263		5.38%, 04/15/2034	255	286
0.68%, 06/25/2035(f)	415	413		GlaxoSmithKline Capital PLC
1.76%, 01/25/2034(f)	16	14		1.50%, 05/08/2017	1,385	1,395
GE Dealer Floorplan Master Note Trust				Par Pharmaceutical Cos Inc
0.60%, 10/20/2017(f)	3,500	3,507		7.38%, 10/15/2020	350	369
GE Equipment Midticket LLC				Perrigo Co PLC
0.47%, 01/22/2015	918	918		1.30%, 11/08/2016(d)	690	690
GE Equipment Transportation LLC Series				5.30%, 11/15/2043(d)	885	933
2013-2				Salix Pharmaceuticals Ltd
0.61%, 06/24/2016(f)	9,000	9,004		6.00%, 01/15/2021(d)	380	396
GreatAmerica Leasing Receivables Funding				Valeant Pharmaceuticals International Inc
LLC				5.63%, 12/01/2021(d)	105	109
1.66%, 04/17/2017(d)	2,000	2,015		7.50%, 07/15/2021(d)	1,310	1,459
John Deere Owner Trust 2013-B				Wyeth LLC
0.55%, 01/15/2016(f)	1,550	1,551		6.00%, 02/15/2036	565	683
JP Morgan Mortgage Acquisition Trust 2007-				Zoetis Inc
CH3				1.15%, 02/01/2016	490	493
0.31%, 03/25/2037(f)	3,189	3,043				$19,544
Long Beach Mortgage Loan Trust 2005-1
0.91%, 02/25/2035(f)	159	158		Pipelines - 1.23%
Marriott Vacation Club Owner Trust 2007-1				Buckeye Partners LP
5.52%, 05/20/2029(d),(f)	268	269		2.65%, 11/15/2018	520	518
MSDWCC Heloc Trust 2005-1				DCP Midstream LLC
0.54%, 07/25/2017(f)	184	181		5.85%, 05/21/2043(d),(f)	880	814
Nationstar Mortgage Advance Receivables				El Paso Pipeline Partners Operating Co LLC
Trust 2013-T2				4.70%, 11/01/2042	1,540	1,358
1.68%, 06/20/2046(d),(f)	11,000	10,882		5.00%, 10/01/2021	1,575	1,673
Popular ABS Mortgage Pass-Through Trust				Energy Transfer Partners LP
2005-1				3.60%, 02/01/2023	445	421
0.43%, 05/25/2035(f)	1,324	1,044		5.95%, 10/01/2043	1,810	1,867
Trade MAPS 1 Ltd				6.70%, 07/01/2018	377	441
0.86%, 12/10/2018(b),(d),(f)	11,500	11,514		Kinder Morgan Energy Partners LP
Volvo Financial Equipment LLC Series 2013-				2.65%, 02/01/2019	2,030	2,027
1				5.00%, 03/01/2043	1,050	988
0.53%, 11/16/2015(d),(f)	6,113	6,111		5.63%, 09/01/2041	1,130	1,154
		$62,886		Kinder Morgan Inc/DE
				5.00%, 02/15/2021(d)	270	268
Packaging & Containers - 0.39%				5.63%, 11/15/2023(d)	500	492
ARD Finance SA				ONEOK Partners LP
11.13%, PIK 11.13%, 06/01/2018(d),(g)	400	427		3.25%, 02/01/2016	2,380	2,485
Ardagh Packaging Finance PLC / Ardagh				Sabine Pass Liquefaction LLC
Holdings USA Inc				5.63%, 02/01/2021(d)	490	489
7.00%, 11/15/2020(d)	46	47		6.25%, 03/15/2022(d)	745	747
Beverage Packaging Holdings Luxembourg II				Spectra Energy Partners LP
SA / Beverage Packaging Holdings II				4.75%, 03/15/2024	3,970	4,189
5.63%, 12/15/2016(d)	240	245		Tesoro Logistics LP / Tesoro Logistics Finance
6.00%, 06/15/2017(d)	250	256		Corp
Crown Cork & Seal Co Inc				5.88%, 10/01/2020(d)	190	195
7.38%, 12/15/2026	780	862		6.13%, 10/15/2021	295	303
Exopack Holding Corp				Transportadora de Gas Internacional SA ESP
10.00%, 06/01/2018(d)	840	916		5.70%, 03/20/2022(d)	300	308
Packaging Corp of America				5.70%, 03/20/2022	1,500	1,541
4.50%, 11/01/2023	1,215	1,252

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Pipelines (continued)				Retail (continued)
Western Gas Partners LP				Suburban Propane Partners LP/Suburban
2.60%, 08/15/2018	$4,050	$4,078		Energy Finance Corp
4.00%, 07/01/2022	2,465	2,425		7.38%, 03/15/2020		$715	$765
		$28,781		7.50%, 10/01/2018		330	352
				Wal-Mart Stores Inc
Real Estate - 0.05%				3.25%, 10/25/2020		1,950	2,023
Crescent Resources LLC / Crescent Ventures				4.75%, 10/02/2043		1,775	1,860
Inc							$31,206
10.25%, 08/15/2017(d)	1,025	1,127
				Savings & Loans - 0.24%
				Santander Holdings USA Inc/PA
REITS- 0.63%				3.00%, 09/24/2015		5,430	5,617
DDR Corp
4.63%, 07/15/2022	2,250	2,331
DuPont Fabros Technology LP				Semiconductors - 0.11%
5.88%, 09/15/2021	415	430		Intel Corp
HCP Inc				4.25%, 12/15/2042		825	761
2.63%, 02/01/2020	2,140	2,069		Jazz Technologies Inc
iStar Financial Inc				8.00%, 06/30/2015		1,926	1,893
3.88%, 07/01/2016	185	190					$2,654
4.88%, 07/01/2018	390	392
9.00%, 06/01/2017	490	576		Software - 0.19%
ProLogis LP				Activision Blizzard Inc
				5.63%, 09/15/2021(d)		495	512
4.25%, 08/15/2023	1,445	1,454		6.13%, 09/15/2023(d)		895	933
6.88%, 03/15/2020	743	886
Ventas Realty LP / Ventas Capital Corp				Oracle Corp
2.70%, 04/01/2020	4,570	4,431		2.38%, 01/15/2019		2,655	2,705
4.75%, 06/01/2021	1,895	2,022		Serena Software Inc
		$14,781		10.38%, 03/15/2016		318	316
							$4,466
Retail - 1.33%
Building Materials Holding Corp				Sovereign - 0.48%
9.00%, 09/15/2018(d)	420	452		Australia Government Bond
Claire's Stores Inc				3.25%, 04/21/2029	AUD	25	19
6.13%, 03/15/2020(d)	110	103		4.50%, 04/15/2020		35	32
8.88%, 03/15/2019	465	451		Belgium Government Bond
9.00%, 03/15/2019(d)	570	597		3.00%, 09/28/2019	EUR	115	170
				4.25%, 09/28/2021(d)		35	56
CVS Caremark Corp
2.25%, 12/05/2018	2,830	2,853		Brazilian Government International Bond
3.25%, 05/18/2015	1,105	1,143		2.63%, 01/05/2023		$2,100	1,789
4.13%, 05/15/2021	895	950		Bundesrepublik Deutschland
5.30%, 12/05/2043	1,790	1,923		3.50%, 07/04/2019	EUR	20	31
5.75%, 05/15/2041	1,965	2,226		4.00%, 01/04/2018		5	8
CVS Pass-Through Trust				4.75%, 07/04/2028		15	27
5.93%, 01/10/2034(d)	1,139	1,258		Canadian Government Bond
7.51%, 01/10/2032(d)	312	385		0.75%, 05/01/2014	CAD	150	135
Home Depot Inc/The				2.00%, 12/01/2014		50	45
2.25%, 09/10/2018	1,370	1,400		5.75%, 06/01/2033		25	32
Landry's Holdings II Inc				Denmark Government Bond
10.25%, 01/01/2018(d)	835	885		3.00%, 11/15/2021	DKK	80	16
Landry's Inc				4.00%, 11/15/2017		80	16
9.38%, 05/01/2020(d)	555	604		Finland Government Bond
				1.63%, 09/15/2022(d)	EUR	60	81
Macy's Retail Holdings Inc
5.75%, 07/15/2014	875	895		France Government Bond OAT
5.90%, 12/01/2016	3,694	4,140		3.00%, 04/25/2022		50	74
6.38%, 03/15/2037	1,245	1,468		3.50%, 04/25/2026		30	45
6.90%, 04/01/2029	145	175		3.75%, 04/25/2021		85	132
Michaels FinCo Holdings LLC / Michaels				4.50%, 04/25/2041		25	42
FinCo Inc				French Treasury Note BTAN
7.50%, PIK 8.25%, 08/01/2018(d),(g)	630	646		1.75%, 02/25/2017		40	56
Michaels Stores Inc				Hungary Government International Bond
5.88%, 12/15/2020(d)	360	360		5.75%, 11/22/2023		$1,416	1,397
Neiman Marcus Group LTD Inc				Ireland Government Bond
8.75%, 10/15/2021(d)	940	987		5.90%, 10/18/2019	EUR	150	243
New Academy Finance Co LLC / New				Italy Buoni Poliennali Del Tesoro
Academy Finance Corp				2.75%, 12/01/2015		100	139
8.00%, PIK 8.75%, 06/15/2018(d),(g)	1,305	1,331		3.50%, 11/01/2017		100	142
Petco Holdings Inc				4.25%, 09/01/2019		75	110
8.50%, PIK 9.25%, 10/15/2017(d),(g)	955	974		4.75%, 06/01/2017		75	111
				5.00%, 09/01/2040		15	22
				5.50%, 11/01/2022		75	116

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Sovereign (continued)					Student Loan Asset Backed Securities (continued)
Italy Buoni Poliennali Del Tesoro					SLM Student Loan Trust 2013-6
(continued)					0.45%, 02/25/2019(f)	$3,424	$3,425
6.00%, 05/01/2031	EUR	20	$32				$32,970
Japan Government Ten Year Bond
0.60%, 03/20/2023	JPY	24,000	236		Telecommunications - 3.89%
0.80%, 09/20/2020		7,000	71		Altice Financing SA
					6.50%, 01/15/2022(d)	275	279
1.40%, 06/20/2019		16,000	166		7.88%, 12/15/2019(d)	1,000	1,085
Japan Government Thirty Year Bond					Altice Finco SA
2.00%, 09/20/2040		6,500	69		8.13%, 01/15/2024 (d)	200	209
2.30%, 12/20/2035		9,000	101		9.88%, 12/15/2020(d)	250	280
Japan Government Twenty Year Bond
1.60%, 06/20/2030		12,500	130		America Movil SAB de CV
1.90%, 03/20/2024		21,200	233		5.00%, 10/16/2019	400	439
Mexican Bonos					AT&T Inc
6.50%, 06/10/2021(f)	MXN	550	42		2.38%, 11/27/2018	3,190	3,216
7.75%, 12/14/2017(f)		600	49		4.35%, 06/15/2045	4,215	3,609
Mexico Government International Bond					5.80%, 02/15/2019	2,345	2,728
3.50%, 01/21/2021		$1,000	995		Bharti Airtel International Netherlands BV
					5.13%, 03/11/2023(d)	500	463
Netherlands Government Bond
2.25%, 07/15/2022(d)	EUR	65	92		British Telecommunications PLC
4.00%, 07/15/2018(d)		15	23		1.63%, 06/28/2016	1,490	1,507
Poland Government Bond					CC Holdings GS V LLC / Crown Castle GS III
5.25%, 10/25/2020	PLN	90	30		Corp
Romanian Government International Bond					3.85%, 04/15/2023	3,415	3,287
4.88%, 01/22/2024(d)		$850	829		Cellco Partnership / Verizon Wireless Capital
Russian Foreign Bond - Eurobond					LLC
4.88%, 09/16/2023(d)		2,000	2,005		8.50%, 11/15/2018	470	601
Spain Government Bond					Cisco Systems Inc
3.15%, 01/31/2016	EUR	75	105		5.90%, 02/15/2039	750	855
3.40%, 04/30/2014		30	41		Digicel Group Ltd
					8.25%, 09/30/2020(d)	475	494
4.25%, 10/31/2016		60	87		Digicel Ltd
4.65%, 07/30/2025		10	14		6.00%, 04/15/2021(d)	2,650	2,570
4.85%, 10/31/2020		30	45		8.25%, 09/01/2017(d)	670	695
5.50%, 04/30/2021		10	16
Sweden Government Bond					8.25%, 09/01/2017	1,700	1,763
4.25%, 03/12/2019	SEK	120	21		Eileme 1 AB
					14.25%, PIK 14.25%, 08/15/2020(d),(g)	673	739
6.75%, 05/05/2014		70	11		Eileme 2 AB
Switzerland Government Bond					11.63%, 01/31/2020(d)	830	987
3.75%, 06/10/2015	CHF	12	14
United Kingdom Gilt					Embarq Corp
1.75%, 09/07/2022	GBP	135	208		8.00%, 06/01/2036	695	722
4.25%, 12/07/2040		35	65		Goodman Networks Inc
					12.13%, 07/01/2018(d)	645	684
4.75%, 12/07/2030		15	29
Venezuela Government International Bond					12.13%, 07/01/2018	485	514
5.75%, 02/26/2016		$655	527		Inmarsat Finance PLC
					7.38%, 12/01/2017(d)	350	362
			$11,372		Intelsat Jackson Holdings SA
Student Loan Asset Backed Securities - 1.40%					5.50%, 08/01/2023(d)	1,390	1,327
SLM Private Education Loan Trust 2012-A					7.25%, 10/15/2020	710	770
1.56%, 08/15/2025(d),(f)		1,522	1,539		Intelsat Luxembourg SA
SLM Private Education Loan Trust 2012-B					6.75%, 06/01/2018(d)	125	133
1.26%, 12/15/2021(d),(f)		4,874	4,896		7.75%, 06/01/2021(d)	3,300	3,539
SLM Private Education Loan Trust 2012-C					8.13%, 06/01/2023(d)	630	682
1.26%, 08/15/2023(d),(f)		6,750	6,787		Level 3 Communications Inc
SLM Private Education Loan Trust 2012-E					11.88%, 02/01/2019	384	442
0.91%, 06/15/2016(d),(f)		2,313	2,317		Level 3 Financing Inc
SLM Private Education Loan Trust 2013-A					3.85%, 01/15/2018(d),(f)	195	198
0.76%, 08/15/2022(d),(f)		2,448	2,448		6.13%, 01/15/2021(d)	270	276
SLM Private Education Loan Trust 2013-B					8.13%, 07/01/2019	770	845
0.81%, 07/15/2022(d),(f)		5,110	5,108		MetroPCS Wireless Inc
SLM Student Loan Trust 2008-5					6.25%, 04/01/2021(d)	960	997
1.34%, 10/25/2016(f)		84	84		NII Capital Corp
SLM Student Loan Trust 2008-6					7.63%, 04/01/2021	920	389
0.79%, 10/25/2017(f)		1,247	1,249		NII International Telecom SCA
SLM Student Loan Trust 2008-8					7.88%, 08/15/2019(d)	195	146
1.14%, 10/25/2017(f)		429	431		11.38%, 08/15/2019(d)	195	162
SLM Student Loan Trust 2012-6					Orange SA
0.32%, 02/27/2017(f)		793	793		2.75%, 02/06/2019(e)	2,100	2,109
SLM Student Loan Trust 2012-7					5.50%, 02/06/2044(e)	975	992
0.32%, 02/27/2017(f)		3,896	3,893

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Telecommunications (continued)				Transportation (continued)
Qtel International Finance Ltd				Topaz Marine SA
3.25%, 02/21/2023	$600	$549		8.63%, 11/01/2018(d)	$400	$406
SBA Tower Trust				Transnet SOC Ltd
4.25%, 04/15/2040(d),(f)	2,490	2,519		4.00%, 07/26/2022(d)	1,200	1,051
SoftBank Corp						$15,419
4.50%, 04/15/2020(d)	3,150	3,099
Sprint Capital Corp				Trucking & Leasing - 0.02%
6.88%, 11/15/2028	565	540		Jurassic Holdings III Inc
				6.88%, 02/15/2021(d),(e)	385	387
Sprint Communications Inc
6.00%, 12/01/2016	100	108
6.00%, 11/15/2022	770	756		TOTAL BONDS		$1,356,174
7.00%, 08/15/2020	1,565	1,686			Principal
9.00%, 11/15/2018(d)	175	211		MUNICIPAL BONDS - 0.08%	Amount (000's)	Value(000	's)
9.13%, 03/01/2017	236	277		New York - 0.08%
Sprint Corp				Port Authority of New York & New Jersey
7.13%, 06/15/2024(d)	305	307		4.96%, 08/01/2046	$1,945	$2,008
7.88%, 09/15/2023(d)	680	726
Telefonica Emisiones SAU				TOTAL MUNICIPAL BONDS		$2,008
3.19%, 04/27/2018	1,450	1,493		SENIOR FLOATING RATE INTERESTS -	Principal
5.13%, 04/27/2020	4,495	4,849		3.48%	Amount (000's) Value (000's)
5.46%, 02/16/2021	3,680	3,987
6.42%, 06/20/2016	595	664		Apparel - 0.06%
7.05%, 06/20/2036	585	666		Calceus Acquisition Inc, Term Loan B1
T-Mobile USA Inc				5.00%, 09/24/2020(f)	$1,459	$1,474
6.13%, 01/15/2022	185	189
6.50%, 01/15/2024	190	194		Automobile Manufacturers - 0.05%
6.63%, 04/28/2021	585	616		Chrysler Group LLC, Term Loan B
UPCB Finance VI Ltd				3.50%, 05/24/2017(f)	1,146	1,148
6.88%, 01/15/2022(d)	890	952
Verizon Communications Inc
0.70%, 11/02/2015	240	240		Automobile Parts & Equipment - 0.02%
3.50%, 11/01/2021	2,635	2,653		Schaeffler AG, Term Loan C
3.65%, 09/14/2018	805	856		4.25%, 01/20/2017(f)	485	489
5.15%, 09/15/2023	3,065	3,332
6.25%, 04/01/2037	425	487		Building Materials - 0.03%
6.40%, 09/15/2033	5,695	6,673		CPG International Inc, Term Loan B
6.55%, 09/15/2043	4,935	5,924		4.75%, 09/30/2020(f)	733	737
6.90%, 04/15/2038	1,195	1,459
VimpelCom Holdings BV
5.20%, 02/13/2019(d)	1,795	1,775		Chemicals - 0.23%
7.50%, 03/01/2022	550	571		Allnex Luxembourg & CY SCA, Term Loan
Wind Acquisition Finance SA				8.25%, 03/12/2020(f)	1,900	1,962
11.75%, 07/15/2017(d)	440	464		AZ Chem US Inc, Term Loan B
Wind Acquisition Holdings Finance SA				5.25%, 02/21/2017(f)	462	466
12.25%, 07/15/2017(d)	1,290	1,335		Eagle Spinco Inc, Term Loan B
		$91,252		3.50%, 01/28/2017(f)	779	781
				Ineos US Finance LLC, Term Loan B
Transportation - 0.66%				4.00%, 05/04/2018(f)	1,095	1,100
Burlington Northern Santa Fe LLC				Taminco Global Chemical Corp, Term Loan
3.45%, 09/15/2021	2,800	2,843		B
4.45%, 03/15/2043	795	755		4.25%, 02/15/2019(f)	1,156	1,159
CSX Corp						$5,468
5.50%, 04/15/2041	1,805	1,994
6.25%, 03/15/2018	740	867		Coal- 0.10%
7.38%, 02/01/2019	964	1,192		Arch Coal Inc, Term Loan
Eletson Holdings				6.25%, 05/16/2018(f)	715	707
9.63%, 01/15/2022(d)	530	553		Patriot Coal Corp, Term Loan EXIT
FedEx Corp				9.00%, 12/18/2018(f)	1,585	1,593
5.10%, 01/15/2044	1,440	1,475				$2,300
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc				Commercial Services - 0.14%
8.13%, 11/15/2021(d)	1,375	1,402		Envision Healthcare Corp, Term Loan B
				4.00%, 05/25/2018(f)	213	214
Navios Maritime Holdings Inc / Navios				Interactive Data Corp, Term Loan B
Maritime Finance II US Inc				3.75%, 02/11/2018 (f)	1,245	1,249
7.38%, 01/15/2022(d)	760	766
Navios South American Logistics Inc / Navios				ISS A/S, Term Loan B
				3.75%, 04/18/2018(f)	1,408	1,410
Logistics Finance US Inc				TMS International Corp, Term Loan B
9.25%, 04/15/2019	235	252		4.50%, 10/04/2020 (f)	310	313
Swift Services Holdings Inc
10.00%, 11/15/2018	1,690	1,863				$3,186

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Computers - 0.10%			Healthcare - Services (continued)
Oberthur Technologies of America Corp, Term			MultiPlan Inc, Term Loan B
Loan B2			4.00%, 08/26/2017(f)	$881	$887
5.75%, 10/09/2019(f)	$1,580	$1,594			$2,467
Spansion LLC, Term Loan B
3.75%, 12/18/2019(f)	658	659	Insurance - 0.17%
		$2,253	Asurion LLC, Term Loan B1
			4.50%, 05/24/2019(f)	2,049	2,048
Consumer Products - 0.11%			Asurion LLC, Term Loan B2
Dell International LLC, Term Loan B			3.50%, 06/19/2020(f)	435	430
4.50%, 03/24/2020(f)	2,505	2,492	CNO Financial Group Inc, Term Loan B2
			3.75%, 09/28/2018(f)	529	529
			Lonestar Intermediate Super Holdings LLC,
Diversified Financial Services - 0.03%			Term Loan
Springleaf Financial Funding Co, Term Loan			11.00%, 08/07/2019(f)	880	897
B2
4.75%, 09/25/2019(f)	605	612			$3,904
			Internet - 0.06%
Electric - 0.14%			Zayo Group LLC, Term Loan B
			0.00%, 07/02/2019(f),(h)	1,437	1,444
Dynegy Inc, Term Loan B2
4.00%, 04/16/2020(f)	1,424	1,430
EFS Cogen Holdings I LLC, Term Loan B			Lodging - 0.22%
3.75%, 11/17/2020(f)	490	493	Caesars Entertainment Operating Co Inc, Term
Texas Competitive Electric Holdings Co LLC,			Loan B4
Term Loan NONEXT			9.50%, 10/31/2016(f)	546	551
3.73%, 10/10/2014(f)	1,803	1,266	Caesars Entertainment Operating Co Inc, Term
		$3,189	Loan B6
			5.49%, 01/28/2018(f)	3,646	3,503
Electronics - 0.04%			CityCenter Holdings LLC, Term Loan B
Isola USA Corp, Term Loan B			5.00%, 10/09/2020(f)	885	895
9.25%, 11/29/2018(f)	855	868
			Hilton Worldwide Finance LLC, Term Loan
			B
Entertainment - 0.39%			3.75%, 09/23/2020(f)	339	342
CCM Merger Inc, Term Loan					$5,291
5.00%, 02/01/2017(f)	2,809	2,848
Lions Gate Entertainment Corp, Term Loan			Media- 0.31%
5.00%, 07/17/2020(f)	925	920	Charter Communications Operating LLC,
NEP/NCP Holdco Inc, Term Loan B			Term Loan E
0.00%, 01/22/2020(f),(h)	40	40	3.00%, 04/10/2020(f)	348	347
4.75%, 01/03/2020(f)	2,138	2,144	Clear Channel Communications Inc, Term
Peninsula Gaming LLC, Term Loan B			Loan D-EXT
4.25%, 11/30/2017(f)	946	952	6.91%, 01/30/2019(f)	935	907
WMG Acquisition Corp, Term Loan B			Cumulus Media Holdings Inc, Term Loan B
3.75%, 07/07/2020(f)	2,227	2,232	4.25%, 12/23/2020(f)	861	869
		$9,136	Univision Communications Inc, Term Loan
			C3
Food- 0.04%			4.00%, 03/01/2020(f)	159	159
HJ Heinz Co, Term Loan B2			Univision Communications Inc, Term Loan
3.50%, 03/27/2020(f)	871	879	C4
			4.00%, 03/01/2020(f)	3,210	3,227
			WideOpenWest Finance LLC, Term Loan B
Forest Products & Paper - 0.13%			4.75%, 03/27/2019(f)	847	853
Caraustar Industries Inc, Term Loan B
7.50%, 04/26/2019(f)	1,368	1,400	WideOpenWest Finance LLC, Term Loan B1
			3.75%, 07/17/2017(f)	818	821
Exopack Holdings SA, Term Loan B
5.25%, 04/24/2019(f)	1,710	1,733			$7,183
		$3,133	Mining - 0.06%
			FMG Resources August 2006 Pty Ltd, Term
Healthcare - Products - 0.03%			Loan B
Kinetic Concepts Inc, Term Loan E1			4.25%, 06/30/2019(f)	1,431	1,446
4.00%, 05/04/2018(f)	825	830
			Oil & Gas - 0.11%
Healthcare - Services - 0.10%			Chesapeake Energy Corp, Term Loan B
CHS/Community Health Systems Inc, Term			5.75%, 12/02/2017(f)	2,070	2,116
Loan D
0.00%, 01/27/2021(f),(h)	385	389	EP Energy LLC, Term Loan B3
			3.50%, 05/24/2018(f)	483	485
CHS/Community Health Systems Inc, Term
Loan E					$2,601
0.00%, 01/25/2017(f),(h)	1,185	1,191	Pharmaceuticals - 0.15%
			Grifols Inc, Term Loan B
			4.25%, 06/01/2017(f)	502	505

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Pharmaceuticals (continued)				Federal Home Loan Mortgage Corporation (FHLMC)
JLL/Delta Dutch Newco BV, Term Loan B				(continued)
0.00%, 01/22/2021(b),(f),(h)	$310	$309		4.50%, 04/01/2031	$2,506	$2,725
NBTY Inc, Term Loan B2				4.50%, 06/01/2040	2,086	2,250
3.50%, 10/01/2017 (f)	227	228		4.50%, 08/01/2040	171	184
				4.50%, 04/01/2041	13,938	15,005
Par Pharmaceutical Cos Inc, Term Loan B				4.50%, 02/01/2043(i)	2,000	2,141
4.25%, 09/28/2019(f)	1,052	1,055
Valeant Pharmaceuticals International Inc,				5.00%, 03/01/2018	589	629
Term Loan BE				5.00%, 05/01/2018	417	445
4.50%, 06/26/2020 (f)	1,305	1,318		5.00%, 10/01/2018	318	340
				5.00%, 01/01/2019	427	457
		$3,415		5.00%, 06/01/2031	2,215	2,476
Pipelines - 0.01%				5.00%, 12/01/2038	398	433
NGPL PipeCo LLC, Term Loan B				5.00%, 02/01/2039	2,546	2,766
6.75%, 05/04/2017(f)	313	297		5.00%, 08/01/2040	4,609	5,026
				5.03%, 07/01/2034(f)	29	31
				5.50%, 03/01/2018	178	190
REITS- 0.08%				5.50%, 08/01/2023	1,439	1,572
iStar Financial Inc, Term Loan				5.50%, 06/01/2024	166	183
4.50%, 10/15/2017(f)	250	251
iStar Financial Inc, Term Loan A2				5.50%, 04/01/2033	82	90
7.00%, 06/30/2014 (f)	1,615	1,666		5.50%, 05/01/2033	178	197
				5.50%, 10/01/2033	148	164
		$1,917		5.50%, 12/01/2033	1,520	1,705
Retail - 0.30%				5.50%, 11/01/2036	1,776	1,966
Academy Ltd, Term Loan B				5.50%, 04/01/2038	471	526
4.50%, 08/03/2018(f)	1,047	1,054		5.50%, 04/01/2038	369	404
DineEquity Inc, Term Loan B2				5.50%, 08/01/2038	1,055	1,180
3.75%, 10/19/2017(f)	346	348		5.50%, 03/01/2040	1,728	1,915
Dunkin' Brands Inc, Term Loan B3				6.00%, 07/01/2017	24	25
3.75%, 02/14/2020(f)	2,169	2,171		6.00%, 03/01/2022	52	58
Michaels Stores Inc, Term Loan B				6.00%, 07/01/2023	583	643
3.75%, 01/24/2020(f)	1,722	1,729		6.00%, 06/01/2028	7	8
Neiman Marcus Group LTD Inc, Term Loan				6.00%, 01/01/2029	3	3
5.00%, 10/16/2020(f)	1,696	1,714		6.00%, 03/01/2031	17	19
		$7,016		6.00%, 04/01/2031	1	1
				6.00%, 12/01/2031	87	97
Semiconductors - 0.04%				6.00%, 12/01/2032	89	99
Freescale Semiconductor Inc, Term Loan B4				6.00%, 02/01/2033	203	227
5.00%, 02/13/2020(f)	1,006	1,013		6.00%, 12/01/2033	89	100
				6.00%, 10/01/2036(f)	813	899
				6.00%, 12/01/2037(f)	759	836
Software - 0.05%
Activision Blizzard Inc, Term Loan B				6.00%, 01/01/2038	860	960
3.25%, 07/26/2020(f)	1,107	1,115		6.00%, 01/01/2038(f)	158	175
				6.00%, 07/01/2038	3,301	3,681
				6.50%, 06/01/2017	68	71
Telecommunications - 0.18%				6.50%, 03/01/2029	1	1
Altice Financing SA, Delay-Draw Term Loan				6.50%, 03/01/2029	14	16
DD				6.50%, 05/01/2029	22	24
5.50%, 07/03/2019(f)	1,675	1,704		6.50%, 04/01/2031	10	11
Integra Telecom Holdings Inc, Term Loan				6.50%, 06/01/2031	1	1
5.25%, 02/19/2020(f)	469	481		6.50%, 09/01/2031	4	5
9.75%, 02/19/2020(f)	988	1,013		6.50%, 02/01/2032	7	7
Level 3 Financing Inc, Term Loan B3				6.50%, 02/01/2032	2	2
3.95%, 08/01/2019(f)	505	508		6.50%, 05/01/2032	26	30
nTelos Inc, Term Loan B				6.50%, 04/01/2035	284	317
0.00%, 11/09/2019(f),(h)	620	621		6.50%, 10/01/2035	141	158
		$4,327		7.00%, 12/01/2029	12	14
TOTAL SENIOR FLOATING RATE INTERESTS		$81,630		7.00%, 06/01/2030	24	27
U.S. GOVERNMENT & GOVERNMENT	Principal			7.00%, 12/01/2030	12	14
AGENCY OBLIGATIONS - 42.03%	Amount (000's)	Value(000	's)	7.00%, 09/01/2031	3	3
Federal Home Loan Mortgage Corporation (FHLMC) -4.30%				7.50%, 09/01/2030	4	4
				7.50%, 09/01/2030	3	4
2.20%, 12/01/2035(f)	$57	$60		7.50%, 12/01/2030	1	1
2.56%, 05/01/2037(f)	344	367		7.50%, 01/01/2031	21	23
2.62%, 01/01/2034(f)	75	79		7.50%, 03/01/2031	5	5
3.50%, 04/01/2042	16,869	17,101		7.50%, 02/01/2032	11	13
3.50%, 08/01/2042	8,679	8,793		8.00%, 09/01/2030	115	130
3.50%, 12/01/2042	11,308	11,462				$100,977
4.00%, 12/01/2041	5,187	5,437
4.00%, 02/01/2043(i)	2,100	2,194		Federal National Mortgage Association (FNMA) - 13.45%
				1.67%, 10/01/2034(f)	249	260
4.00%, 11/01/2043	1,693	1,772

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
1.94%, 10/01/2036(f)	$107	$114		5.50%, 05/01/2040	$1,707	$1,881
2.01%, 09/01/2038(f)	2,300	2,402		6.00%, 02/01/2023	40	45
2.25%, 07/01/2033(f)	1,548	1,646		6.00%, 02/01/2038(f)	1,956	2,163
2.26%, 12/01/2032(f)	176	185		6.00%, 05/01/2038	295	327
2.27%, 06/01/2043(f)	5,826	5,702		6.00%, 08/01/2038	593	666
2.35%, 07/01/2034(f)	477	507		6.00%, 08/01/2038	1,498	1,675
2.36%, 12/01/2036(f)	524	563		6.50%, 07/01/2016	2	2
2.42%, 01/01/2033(f)	128	135		6.50%, 02/01/2017	9	9
2.43%, 04/01/2036(f)	365	391		6.50%, 03/01/2017	5	5
2.48%, 02/01/2036(f)	40	40		6.50%, 04/01/2017	2	2
2.49%, 03/01/2035(f)	340	362		6.50%, 08/01/2017	58	61
2.49%, 08/01/2035(f)	322	341		6.50%, 05/01/2022	12	13
2.50%, 02/01/2029(i)	14,600	14,646		6.50%, 12/01/2031	8	9
2.63%, 04/01/2033(f)	203	216		6.50%, 02/01/2032	5	6
2.75%, 03/01/2035(f)	4,927	5,280		6.50%, 02/01/2032	5	6
3.00%, 02/01/2027(i)	16,000	16,513		6.50%, 04/01/2032	8	9
3.00%, 12/01/2040	245	238		6.50%, 06/01/2032	3	3
3.00%, 11/01/2042	882	858		6.50%, 08/01/2032	23	26
3.00%, 02/01/2044(i)	51,900	50,457		6.50%, 07/01/2037	791	887
3.32%, 04/01/2041(f)	1,924	2,028		6.50%, 07/01/2037	911	1,015
3.50%, 12/01/2025	3,061	3,232		6.50%, 12/01/2037	1,154	1,286
3.50%, 02/01/2027(i)	9,450	9,961		6.50%, 02/01/2038	719	802
3.50%, 04/01/2027	1,599	1,687		6.50%, 03/01/2038	525	587
3.50%, 10/01/2033	6,901	7,166		6.50%, 09/01/2038	1,931	2,152
3.50%, 01/01/2041	482	489		7.00%, 02/01/2032	19	20
3.50%, 03/01/2042	4,836	4,917		7.00%, 03/01/2032	61	69
3.50%, 02/01/2043	7,491	7,521		7.50%, 08/01/2032	22	25
3.50%, 04/01/2043	4,634	4,652				$315,459
4.00%, 08/01/2020	2,883	3,078		Government National Mortgage Association (GNMA) -7.54%
4.00%, 06/01/2026	4,241	4,524
4.00%, 02/01/2028(i)	3,350	3,570		1.50%, 07/20/2043(f)	2,048	2,080
4.00%, 02/01/2031	889	946		2.00%, 04/20/2043(f)	2,866	2,972
4.00%, 02/01/2031	757	805		3.00%, 02/01/2044	6,000	5,947
4.00%, 05/01/2031	1,696	1,804		3.00%, 02/01/2044(i)	6,600	6,536
4.00%, 06/01/2031	2,670	2,840		3.50%, 02/01/2042(i)	24,200	24,892
4.00%, 12/01/2040	10,489	11,014		3.50%, 03/15/2042	2,649	2,734
4.00%, 12/01/2040	5,004	5,255		3.50%, 04/15/2042	2,537	2,614
4.00%, 01/01/2041	14,567	15,290		3.50%, 10/15/2042	2,803	2,889
4.00%, 03/01/2043	4,399	4,610		4.00%, 10/15/2041	6,289	6,698
4.00%, 09/01/2043	453	475		4.00%, 02/01/2042	6,700	7,103
4.00%, 02/01/2044(i)	10,000	10,475		4.00%, 02/15/2042	2,392	2,548
4.50%, 12/01/2039	110	118		4.00%, 02/01/2043(i)	25,000	26,497
4.50%, 05/01/2040	2,316	2,503		4.00%, 05/20/2043	636	675
4.50%, 05/01/2040	2,638	2,842		4.50%, 06/20/2025	9,622	10,336
4.50%, 07/01/2040	1,620	1,747		4.50%, 09/15/2039	843	929
4.50%, 01/01/2041	2,231	2,405		4.50%, 01/20/2040	3,896	4,242
4.50%, 02/01/2041	27,521	29,673		4.50%, 08/20/2040	7,972	8,689
4.50%, 09/01/2041	1,316	1,412		4.50%, 10/20/2040	2,988	3,257
5.00%, 03/01/2018	178	190		4.50%, 04/15/2041	6,602	7,256
5.00%, 12/01/2039	222	244		4.50%, 07/15/2041	3,189	3,505
5.00%, 02/01/2040	595	652		4.50%, 02/01/2042	10,000	10,853
5.00%, 04/01/2040	1,113	1,219		5.00%, 11/15/2033	4,531	5,015
5.00%, 05/01/2041	5,744	6,333		5.00%, 06/15/2034	104	115
5.00%, 02/01/2043(i)	20,000	21,852		5.00%, 10/20/2039	546	604
5.50%, 09/01/2017	31	33		5.00%, 07/20/2040	969	1,062
5.50%, 10/01/2017	46	49		5.00%, 09/20/2041	1,468	1,607
5.50%, 06/01/2020	473	508		5.00%, 11/20/2041	2,311	2,529
5.50%, 09/01/2020	1,235	1,352		5.00%, 02/20/2042	232	256
5.50%, 02/01/2023	103	113		5.00%, 06/20/2042	5,545	6,095
5.50%, 06/01/2023	301	331		5.00%, 02/01/2044	10,000	10,944
5.50%, 07/01/2023	8	9		5.50%, 10/15/2033	1,556	1,751
5.50%, 07/01/2033	374	412		5.50%, 05/20/2035	194	216
5.50%, 09/01/2033	440	485		5.50%, 02/15/2038	2,142	2,369
5.50%, 08/01/2036	3,600	3,964		6.00%, 07/20/2028	81	90
5.50%, 02/01/2037	196	217		6.00%, 11/20/2028	67	75
5.50%, 04/01/2038	7,492	8,316		6.00%, 01/20/2029	75	86
5.50%, 12/01/2038	2,653	2,957		6.00%, 07/20/2029	16	18
5.50%, 01/01/2040	2,437	2,683		6.00%, 08/15/2031	43	48
5.50%, 05/01/2040	1,702	1,894		6.00%, 01/15/2032	8	9

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			REPURCHASE AGREEMENTS	Maturity
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	(continued)	Amount (000's)	Value (000's)

Government National Mortgage Association (GNMA)(continued)				Banks (continued)
				Investment in Joint Trading Account; Deutsche $	38,914	$38,914
6.00%, 02/15/2032	$69	$78
6.00%, 02/15/2033	53	59		Bank Repurchase Agreement; 0.02% dated
				01/31/2014 maturing 02/03/2014
6.00%, 12/15/2033	75	87		(collateralized by US Government
6.50%, 03/20/2028	13	16
6.50%, 05/20/2029	12	14		Securities; $39,692,483; 0.00% - 7.13%;
				dated 02/25/14 - 05/04/37)
6.50%, 02/20/2032	6	7		Investment in Joint Trading Account; Merrill	18,514	18,514
6.50%, 10/15/2032	34	39
6.50%, 12/15/2032	162	182		Lynch Repurchase Agreement; 0.02%
				dated 01/31/2014 maturing 02/03/2014
7.00%, 06/15/2031	24	29		(collateralized by US Government
7.00%, 07/15/2031	3	3
7.00%, 06/15/2032	156	178		Securities; $18,884,095; 0.00% - 5.50%;
8.00%, 01/20/2031	9	10		dated 02/25/14 - 07/05/22)
		$176,843				$107,861
				TOTAL REPURCHASE AGREEMENTS		$107,861
U.S. Treasury - 16.74%				Total Investments		$2,545,947
0.25%, 05/15/2015	700	701		Liabilities in Excess of Other Assets, Net - (8.50)%		$(199,385)
0.63%, 11/15/2016(j)	25,000	25,006		TOTAL NET ASSETS - 100.00%		$2,346,562
0.63%, 05/31/2017	22,480	22,296
0.75%, 06/30/2017	22,000	21,880
0.75%, 10/31/2017	200	198		(a) Non-Income Producing Security
1.00%, 08/31/2016	22,770	23,028		(b)		Fair value of these investments is determined in good faith by the
1.00%, 10/31/2016	23,000	23,234		Manager under procedures established and periodically reviewed by the
1.00%, 03/31/2017	24,450	24,603		Board of Directors. At the end of the period, the fair value of these
1.00%, 05/31/2018(k)	50,525	49,925		securities totaled $15,014 or 0.64% of net assets.
1.25%, 10/31/2015	35,250	35,843		(c) Security is Illiquid
1.25%, 10/31/2018	38,000	37,679		(d)		Security exempt from registration under Rule 144A of the Securities Act of
1.38%, 12/31/2018	10,000	9,952		1933. These securities may be resold in transactions exempt from
1.50%, 07/31/2016	20,465	20,964		registration, normally to qualified institutional buyers. Unless otherwise
1.50%, 12/31/2018	50	50		indicated, these securities are not considered illiquid. At the end of the
1.88%, 08/31/2017(j)	22,925	23,641		period, the value of these securities totaled $420,859 or 17.94% of net
2.38%, 05/31/2018	75	78		assets.
2.38%, 12/31/2020	20,000	20,330		(e) Security purchased on a when-issued basis.
2.50%, 08/15/2023	210	208		(f) Variable Rate. Rate shown is in effect at January 31, 2014.
2.63%, 04/30/2016	450	472		(g)		Payment in kind; the issuer has the option of paying additional securities
2.63%, 01/31/2018	10,000	10,581		in lieu of cash.
3.13%, 05/15/2019	500	539		(h)		This Senior Floating Rate Note will settle after January 31, 2014, at which
3.13%, 02/15/2042	2,535	2,318		time the interest rate will be determined.
3.25%, 12/31/2016	100	107		(i)		Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.63%, 08/15/2043	2,260	2,260		Notes to Financial Statements for additional information.
3.75%, 11/15/2043	10,000	10,233		(j)		Security or a portion of the security was pledged to cover margin
4.38%, 05/15/2040	14,500	16,587		requirements for swap and/or swaption contracts. At the end of the period,
4.50%, 02/15/2036	5,000	5,823		the value of these securities totaled $5,126 or 0.22% of net assets.
4.75%, 02/15/2041	70	85		(k)		Security or a portion of the security was pledged to cover margin
5.38%, 02/15/2031	25	32		requirements for futures contracts. At the end of the period, the value of
6.13%, 08/15/2029	25	34		these securities totaled $193 or 0.01% of net assets.
6.75%, 08/15/2026	3,000	4,202
		$392,889
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				Portfolio Summary (unaudited)
OBLIGATIONS		$986,168		Sector		Percent
	Maturity			Mortgage Securities		31.45%
REPURCHASE AGREEMENTS - 4.60%	Amount (000's)	Value(000	's)	Financial		18.36%
Banks- 4.60%				Government		17.22%
Investment in Joint Trading Account; Barclays $	13,620	$13,620		Asset Backed Securities		9.87%
Bank PLC Repurchase Agreement; 0.02%				Communications		6.75%
dated 01/31/2014 maturing 02/03/2014				Energy		5.97%
(collateralized by US Government				Consumer, Non-cyclical		5.47%
Securities; $13,892,369; 0.25% - 1.50%;				Consumer, Cyclical		4.48%
dated 03/31/15 - 01/31/19)				Basic Materials		2.62%
Investment in Joint Trading Account; Credit	36,813	36,813		Industrial		2.48%
Suisse Repurchase Agreement; 0.01%				Utilities		2.47%
dated 01/31/2014 maturing 02/03/2014				Technology		1.17%
(collateralized by US Government				Diversified		0.11%
Securities; $37,549,089; 0.00% - 11.25%;				Revenue Bonds		0.08%
dated 02/15/15 - 02/15/41)				Liabilities in Excess of Other Assets, Net		(8.50)%
				TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments Bond & Mortgage Securities Fund January 31, 2014 (unaudited)

Credit Default Swaps

Buy Protection
Counterparty (Issuer)	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value		Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.EM.20	(5.00)%	12/20/2018	$11,000	$(761		) $	(930)	$169
Total					$(761		) $	(930)	$169

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
	CDX.NA.HY.20	(5.00)%	06/20/2018	$39,800	$(2,979)	$			(1,807)
Total					$(2,979)	$			(1,807)

Amounts in thousands

Foreign Currency Contracts

Foreign Currency Purchase Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value			Net Unrealized Appreciation/(Depreciation)
British Pound Sterling	Brown Brothers Harriman & Co	03/10/2014	8,000		$13	$13			$—
Canadian Dollar	Brown Brothers Harriman & Co	03/10/2014	4,000		4	4			—
Euro	Brown Brothers Harriman & Co	03/10/2014	25,638		34	34			—
Japanese Yen	Brown Brothers Harriman & Co	03/10/2014	40,080,078		390	392			2
Total									$2

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value			Net Unrealized Appreciation/(Depreciation)
Australian Dollar	Brown Brothers Harriman & Co	03/10/2014	61,520		$56	$54			$2
British Pound Sterling	Brown Brothers Harriman & Co	03/10/2014	188,174		307	309			(2)
Canadian Dollar	Brown Brothers Harriman & Co	03/10/2014	239,574		224	215			9
Danish Krone	Brown Brothers Harriman & Co	03/10/2014	206,491		38	37			1
Euro	Brown Brothers Harriman & Co	03/10/2014	1,591,508		2,178	2,146			32
Japanese Yen	Brown Brothers Harriman & Co	03/10/2014	151,543,165		1,474	1,484			(10)
Mexican Peso	Brown Brothers Harriman & Co	03/10/2014	1,319,321		99	98			1
Polish Zloty	Brown Brothers Harriman & Co	03/10/2014	100,392		33	32			1
Swedish Krona	Brown Brothers Harriman & Co	03/10/2014	222,496		34	34			—
Swiss Franc	Brown Brothers Harriman & Co	03/10/2014	14,335		16	16			—
Total									$34

Amounts in thousands except contracts

Futures Contracts

Type	Long/Short	Contracts	Notional Value		Fair Value			Unrealized Appreciation/(Depreciation)
US 5 Year Note; March 2014	Short	192	$23,208	$		23,160			$48
Total									$48

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
California Municipal Fund
January 31, 2014 (unaudited)

	Principal				Principal
MUNICIPAL BONDS - 104.96%	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California - 103.10%				California (continued)
Abag Finance Authority for Nonprofit Corps				City of Chula Vista CA (credit support from
5.00%, 08/01/2043(a)	$1,500	$1,540		NATL-RE)
Alum Rock Union Elementary School				5.00%, 08/01/2027(b)	$3,000	$3,025
District				City of Compton CA Water Revenue
5.25%, 08/01/2043	1,000	1,065		6.00%, 08/01/2039	1,250	1,237
Anaheim Public Financing Authority				City of Los Angeles Department of Airports
5.25%, 10/01/2034	1,000	1,096		5.13%, 05/15/2033	1,230	1,307
Baldwin Park Financing Authority				City of San Francisco CA Public Utilities
4.63%, 08/01/2016	1,130	1,161		Commission Water Revenue
Barstow Redevelopment Agency (credit				5.00%, 11/01/2036	2,010	2,151
support from NATL-RE)				City of Torrance CA
7.00%, 09/01/2014(b)	175	181		6.00%, 06/01/2022	1,000	1,004
7.00%, 09/01/2014(b)	90	93		City of Turlock CA
Bay Area Governments Association (credit				5.13%, 10/15/2031	1,000	1,066
support from XLCA)				5.13%, 10/15/2037	1,000	1,065
5.25%, 09/01/2029(b)	2,000	1,922		City of Vernon CA Electric System Revenue
Bay Area Toll Authority				5.13%, 08/01/2021	2,000	2,183
5.13%, 04/01/2039	3,000	3,247		Coachella Valley Unified School
California Educational Facilities Authority				District/CA (credit support from AGM)
5.00%, 01/01/2038(c)	1,379	1,443		0.00%, 08/01/2039(b),(e)	7,800	1,903
5.00%, 10/01/2038(c)	900	972		Desert Hot Springs Redevelopment Agency
5.00%, 01/01/2039(c)	3,642	3,843		5.60%, 09/01/2038	2,000	1,434
5.25%, 10/01/2039(c)	6,500	7,111		Dinuba Financing Authority
5.38%, 04/01/2034	1,000	1,056		5.38%, 09/01/2038	1,000	885
California Health Facilities Financing				East Bay Municipal Utility District
Authority				5.00%, 06/01/2036	1,000	1,082
4.00%, 03/01/2033	2,000	1,767		El Monte Union High School District (credit
4.00%, 03/01/2043	1,000	830		support from ASSURED GTY)
5.75%, 09/01/2039	2,000	2,209		5.50%, 06/01/2034(b)	2,000	2,164
6.00%, 07/01/2039	2,000	2,187		Escondido Union High School District
6.50%, 10/01/2038	985	1,136		0.00%, 08/01/2041(e)	1,000	226
6.50%, 10/01/2038	15	19		Fontana Redevelopment Agency (credit
California Infrastructure & Economic				support from NATL-RE)
Development Bank (credit support from				5.20%, 09/01/2030(b)	1,000	1,000
NATL ST INTERCEPT)				Foothill-De Anza Community College
5.00%, 08/15/2018(b)	500	518		District
California Pollution Control Financing				5.00%, 08/01/2040	1,500	1,591
Authority				Highland Redevelopment Agency (credit
5.00%, 07/01/2037(d)	4,000	3,631		support from AMBAC)
5.00%, 11/21/2045(d)	2,500	2,195		5.00%, 12/01/2028(b)	3,000	3,010
California State University				Indio Redevelopment Agency
5.25%, 11/01/2038	2,000	2,188		5.63%, 08/15/2035	1,355	1,316
California State University (credit support				La Verne Public Financing Authority
from AGM)				7.25%, 09/01/2026	800	801
5.00%, 11/01/2039(b)	1,000	1,057		Lake Elsinore Public Financing Authority
California Statewide Communities				5.80%, 09/02/2015	400	401
Development Authority				Lancaster Redevelopment Agency
5.00%, 05/15/2042	1,470	1,385		6.88%, 08/01/2039	545	705
7.25%, 11/15/2041	1,500	1,643		6.88%, 08/01/2039	455	492
California Statewide Communities				Los Angeles County Public Works Financing
Development Authority (credit support from				Authority
CA MTG INS)				5.00%, 08/01/2042	1,400	1,440
6.25%, 08/15/2028(b)	2,250	2,596		Los Angeles Department of Water & Power
California Statewide Communities				5.38%, 07/01/2038	1,000	1,110
Development Authority (credit support from				Los Angeles Unified School District/CA
FHA INS)				5.00%, 07/01/2029	2,000	2,224
6.25%, 08/01/2024(b)	835	992		Los Angeles Unified School
California Statewide Financing Authority				District/CA (credit support from AGM)
6.00%, 05/01/2043	1,550	1,460		5.00%, 07/01/2032(b)	1,000	1,069
Carson Redevelopment Agency (credit				Merced Union High School District
support from NATL-RE)				0.00%, 08/01/2032(e)	3,380	1,305
5.50%, 10/01/2016(b)	1,000	1,092		Metropolitan Water District of Southern
City of Alhambra CA (credit support from				California (credit support from AGM)
NATL-RE)				5.00%, 07/01/2035(b)	1,250	1,309
6.13%, 09/02/2018(b)	2,705	2,714		Morongo Band of Mission Indians/The
City of Bakersfield CA Wastewater				6.50%, 03/01/2028(d)	1,000	1,088
Revenue (credit support from AGM)				Needles Public Utility Authority
5.00%, 09/15/2032(b)	2,000	2,130		6.50%, 02/01/2022	2,580	2,540

See accompanying notes

Schedule of Investments
California Municipal Fund
January 31, 2014 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California (continued)				California (continued)
Norco Financing Authority (credit support				San Francisco City & County Redevelopment
from AGM)				Agency
5.63%, 10/01/2034(b)	$1,000	$1,075		6.50%, 08/01/2039	$1,000	$1,111
Northern Inyo County Local Hospital District				San Luis Obispo County Financing
5.00%, 12/01/2029	1,010	987		Authority (credit support from AGM)
Ontario Redevelopment Financing				5.00%, 08/01/2030(b)	1,000	1,059
Authority (credit support from AMBAC)				San Ramon Valley Unified School
5.50%, 08/01/2016(b)	1,055	1,059		District/CA
Ontario Redevelopment Financing				3.13%, 08/01/2033	775	624
Authority (credit support from NATL-RE)				Santa Clara County Financing Authority
5.25%, 08/01/2016(b)	1,060	1,063		5.25%, 05/15/2036	2,000	2,199
Palm Desert Financing Authority (credit				Semitropic Improvement District
support from NATL-RE)				5.00%, 12/01/2038	2,000	2,101
5.00%, 08/01/2022(b)	1,280	1,286		South Gate Public Financing Authority (credit
Palo Alto Unified School District				support from AMBAC)
3.00%, 07/01/2031	125	109		5.25%, 09/01/2022(b)	2,090	2,093
Perris Public Financing Authority				South Gate Public Financing Authority (credit
5.30%, 10/01/2026	2,805	2,813		support from XLCA)
Pittsburg Unified School District				5.00%, 09/01/2016(b)	850	861
0.00%, 08/01/2036(e)	1,365	386		Southern California Public Power Authority
Pittsburg Unified School District (credit				5.25%, 07/01/2029	695	775
support from AGM)				5.25%, 07/01/2031	695	768
5.50%, 08/01/2031(b)	1,000	1,109		State of California
Pomona Public Financing Authority (credit				5.25%, 11/01/2040	1,500	1,591
support from NATL-RE)				5.75%, 04/01/2031	675	771
5.00%, 02/01/2021(b)	5,000	5,009		6.00%, 03/01/2033	2,000	2,340
Pomona Unified School District (credit				6.00%, 04/01/2038	3,000	3,442
support from NATL-RE)				State of California Department of Water
6.15%, 08/01/2030(b)	1,000	1,147		Resources
Poway Unified School District				5.00%, 12/01/2028	1,680	1,886
0.00%, 08/01/2036(e)	4,000	1,244		Stockton East Water District (credit support
Richmond Joint Powers Financing Authority				from NATL)
6.25%, 07/01/2024	1,000	1,121		5.25%, 04/01/2022(b)	1,780	1,781
Ripon Unified School District (credit support				Tobacco Securitization Authority of Southern
from BAM)				California
0.00%, 08/01/2031(b),(e)	945	362		5.13%, 06/01/2046	1,500	1,080
0.00%, 08/01/2033(b),(e)	1,110	368		Tustin Public Financing Authority
Riverside Community Properties Development				5.00%, 04/01/2041	1,000	1,049
Inc				Twin Rivers Unified School District
6.00%, 10/15/2038	1,000	1,086		0.00%, 04/01/2014(e)	1,500	1,499
Riverside County Public Financing Authority				University of California
5.80%, 05/15/2029	2,100	1,134		5.25%, 05/15/2039(c)	3,000	3,280
Riverside County Transportation Commission				Walnut Energy Center Authority
5.00%, 06/01/2032	1,500	1,615		5.00%, 01/01/2035	1,225	1,262
Rocklin Unified School District (credit				Western Municipal Water District Facilities
support from NATL)				Authority
0.00%, 08/01/2019(b),(e)	1,360	1,035		5.00%, 10/01/2034	1,700	1,805
0.00%, 08/01/2020(b),(e)	1,415	1,020				$172,356
0.00%, 08/01/2023(b),(e)	1,225	751
Salinas Valley Solid Waste Authority (credit				Puerto Rico - 1.86%
support from AGM)				Puerto Rico Electric Power Authority
5.50%, 08/01/2031(b)	1,500	1,615		6.75%, 07/01/2036	1,000	698
Salinas Valley Solid Waste Authority (credit				Puerto Rico Sales Tax Financing Corp
support from AMBAC)				6.00%, 08/01/2039	1,100	836
5.25%, 08/01/2027(b)	1,975	1,982		6.38%, 08/01/2039	2,000	1,568
5.25%, 08/01/2031(b)	2,000	2,007				$3,102
San Bernardino County Redevelopment				TOTAL MUNICIPAL BONDS		$175,458
Agency (credit support from RADIAN)				Total Investments		$175,458
5.00%, 09/01/2018(b)	1,565	1,634		Liability for Floating Rate Notes Issued in Conjunction with
San Diego Community College District				Securities Held - (6.92)%
5.25%, 08/01/2033(c)	1,950	2,189		Notes with interest rates of 0.05% and 0.06%	$(11,576)	$(11,576)
San Diego Public Facilities Financing				at January 31, 2014 and contractual maturity of
Authority Water Revenue				collateral of 2017.(f)
5.38%, 08/01/2034	2,000	2,225		Total Net Investments		$163,882
San Diego Redevelopment Agency				Other Assets in Excess of Liabilities, Net - 1.96%		$3,279
6.40%, 09/01/2019	1,000	1,003		TOTAL NET ASSETS - 100.00%		$167,161
San Francisco Bay Area Rapid Transit
District
5.00%, 07/01/2028	1,755	1,933		(a) Security purchased on a when-issued basis.

See accompanying notes

Schedule of Investments
California Municipal Fund
January 31, 2014 (unaudited)

(b)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $6,914 or 4.14% of net assets.
(e)	Non-Income Producing Security
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2014

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	52.09%
Insured	32.96%
General Obligation Unlimited	12.32%
Tax Allocation	3.99%
Certificate Participation	1.96%
Prerefunded	1.40%
Special Tax	0.24%
Liability For Floating Rate Notes Issued	(6.92)%
Other Assets in Excess of Liabilities, Net	1.96%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 0.20%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 0.20%				BONDS (continued)	Amount (000's)		Value(000	's)
Goldman Sachs Financial Square Funds -	6,708,631	$6,709		Banks (continued)
Government Fund				Dexia Credit Local SA/New York NY
				0.72%, 04/29/2014(b),(c)		$20,000	$20,021
TOTAL INVESTMENT COMPANIES		$6,709		2.75%, 04/29/2014(b)		5,100	5,129
CONVERTIBLE PREFERRED STOCKS -				Eksportfinans ASA
0.20%	Shares Held	Value (000's)		5.50%, 05/25/2016		1,700	1,796
				5.50%, 06/26/2017		1,400	1,484
Banks- 0.20%				Export-Import Bank of Korea
Wells Fargo & Co	5,800	6,728		5.13%, 06/29/2020		800	894
				5.88%, 01/14/2015		8,000	8,385
TOTAL CONVERTIBLE PREFERRED STOCKS		$6,728		Fifth Third Bancorp
PREFERRED STOCKS - 0.20%	Shares Held	Value(000	's)	0.67%, 12/20/2016(c)		1,000	991
REITS- 0.20%				HSBC USA Inc
Sovereign Real Estate Investment Trust (a),(b)	5,000	6,670		2.38%, 02/13/2015		4,600	4,689
				Intesa Sanpaolo SpA
				2.64%, 02/24/2014(b),(c)		4,100	4,104
TOTAL PREFERRED STOCKS		$6,670		JP Morgan Chase Bank NA
	Principal			0.57%, 06/13/2016 (c)		3,500	3,478
BONDS- 31.33%	Amount (000's)	Value(000	's)	Korea Development Bank/The
Airlines - 0.01%				4.38%, 08/10/2015		7,400	7,775
UAL 2009-1 Pass Through Trust				Lloyds Bank PLC
10.40%, 05/01/2018	$416	$473		12.00%, 12/29/2049(b)		12,100	16,547
				National Bank of Canada
				2.20%, 10/19/2016(b)		700	725
Banks- 6.64%				Santander Issuances SAU
Ally Financial Inc				7.30%, 07/27/2019 (c)	GBP	9,050	15,249
2.75%, 01/30/2017	8,300	8,331
3.44%, 02/11/2014(c)	12,900	12,905		Turkiye Garanti Bankasi AS
				2.74%, 04/20/2016(b),(c)		$1,100	1,059
4.50%, 02/11/2014	900	900		Wells Fargo & Co
4.63%, 06/26/2015	1,100	1,140		7.98%, 12/31/2049 (c)		12,800	14,432
6.75%, 12/01/2014	4,280	4,446
6.75%, 12/01/2014	300	312					$222,033
7.50%, 09/15/2020	1,100	1,292		Commercial Services - 0.29%
8.30%, 02/12/2015	6,000	6,382		President and Fellows of Harvard College
American Express Bank FSB				6.50%, 01/15/2039(a),(b)		7,400	9,734
6.00%, 09/13/2017	4,700	5,414
Banco Santander Brasil SA/Cayman Islands
4.25%, 01/14/2016(b)	2,900	2,983		Diversified Financial Services - 2.62%
4.50%, 04/06/2015(b)	500	514		Banque PSA Finance SA
				2.14%, 04/04/2014(a),(b),(c)		4,300	4,295
Banco Santander Chile
1.84%, 01/19/2016(a),(b),(c)	2,100	2,090		Bear Stearns Cos LLC/The
Bank of America Corp				7.25%, 02/01/2018		1,900	2,274
4.50%, 04/01/2015	10,000	10,424		General Electric Capital Corp
				0.43%, 10/06/2015(c)		7,500	7,507
6.50%, 08/01/2016	10,100	11,361
6.88%, 04/25/2018	1,600	1,908		International Lease Finance Corp
Bank of America NA				4.88%, 04/01/2015		500	517
0.71%, 11/14/2016(c)	6,300	6,321		5.65%, 06/01/2014		4,400	4,460
6.00%, 10/15/2036	1,800	2,079		5.75%, 05/15/2016		700	750
				6.50%, 09/01/2014(b)		400	412
Bank of Montreal
2.85%, 06/09/2015(b)	1,800	1,859		6.75%, 09/01/2016(b)		1,700	1,893
				8.62%, 09/15/2015(c)		500	552
Bank of Nova Scotia
1.65%, 10/29/2015(b)	1,400	1,428		Macquarie Group Ltd
1.95%, 01/30/2017(b)	200	206		7.30%, 08/01/2014(b)		7,400	7,635
Barclays Bank PLC				Northern Rock Asset Management PLC
				5.63%, 06/22/2017(a),(b)		12,200	13,769
5.20%, 07/10/2014	400	408
BBVA Bancomer SA/Texas				SLM Corp
4.50%, 03/10/2016(b)	1,100	1,161		3.88%, 09/10/2015		600	618
6.50%, 03/10/2021(b)	2,500	2,684		5.00%, 04/15/2015		5,800	6,047
BPCE SA				5.05%, 11/14/2014		4,000	4,110
12.50%, 08/29/2049(b)	8,000	10,580		6.25%, 01/25/2016		2,500	2,688
				8.78%, 09/15/2016(c),(d)	MXN	118,400	8,384
CIT Group Inc
5.25%, 04/01/2014(b)	2,500	2,518		Springleaf Finance Corp
Citigroup Inc				5.40%, 12/01/2015		$5,300	5,565
2.25%, 08/07/2015	4,364	4,455		6.50%, 09/15/2017		11,600	12,441
3.95%, 06/15/2016	1,000	1,065		6.90%, 12/15/2017		1,200	1,311
4.45%, 01/10/2017	500	542		SteelRiver Transmission Co LLC
				4.71%, 06/30/2017(a),(b)		2,271	2,364
4.88%, 05/07/2015	2,200	2,303
5.50%, 10/15/2014	4,620	4,778					$87,592
Credit Agricole SA				Electric - 0.26%
8.38%, 12/31/2049(b),(c)	2,200	2,486		Centrais Eletricas Brasileiras SA
				6.88%, 07/30/2019(b)		1,600	1,708

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Electric (continued)				Home Equity Asset Backed Securities (continued)
Entergy Corp				RASC Series 2005-KS11 Trust
3.63%, 09/15/2015	$4,500	$4,662		0.56%, 12/25/2035(c)		$10,300	$9,199
Korea Hydro & Nuclear Power Co Ltd							$35,874
6.25%, 06/17/2014	900	917
Majapahit Holding BV				Insurance - 0.54%
7.75%, 01/20/2020	1,300	1,417		American International Group Inc
		$8,704		5.45%, 05/18/2017		2,000	2,234
				8.18%, 05/15/2068		6,300	7,828
Finance - Mortgage Loan/Banker - 4.94%				8.25%, 08/15/2018		1,200	1,507
Fannie Mae				Stone Street Trust
0.88%, 08/28/2017	8,400	8,349		5.90%, 12/15/2015(b)		6,000	6,479
0.88%, 02/08/2018	4,800	4,719					$18,048
0.88%, 05/21/2018	900	879
1.13%, 04/27/2017	14,300	14,399		Iron & Steel - 0.11%
1.25%, 01/30/2017	7,100	7,199		CSN Islands XI Corp
				6.88%, 09/21/2019(a)		1,000	1,020
1.88%, 09/18/2018	900	913		CSN Resources SA
5.00%, 02/13/2017	2,200	2,476		6.50%, 07/21/2020 (b)		1,100	1,081
5.00%, 05/11/2017	8,000	9,047		Gerdau Holdings Inc
5.38%, 06/12/2017	700	802		7.00%, 01/20/2020 (b)		1,400	1,502
Freddie Mac
0.88%, 03/07/2018	1,100	1,079					$3,603
1.00%, 03/08/2017	15,700	15,794		Media- 0.05%
1.00%, 06/29/2017	21,600	21,607		DISH DBS Corp
1.00%, 07/28/2017	13,200	13,189		6.63%, 10/01/2014		500	517
1.00%, 09/29/2017	16,800	16,684		7.75%, 05/31/2015		1,000	1,082
1.25%, 05/12/2017	6,500	6,571					$1,599
1.25%, 08/01/2019	12,400	11,985
1.25%, 10/02/2019	18,200	17,494		Mortgage Backed Securities - 4.38%
1.75%, 05/30/2019	1,100	1,094		Arran Residential Mortgages Funding 2010-1
2.38%, 01/13/2022	1,500	1,465		PLC
3.75%, 03/27/2019	6,700	7,363		1.62%, 05/16/2047(b),(c)	EUR	3,161	4,319
5.50%, 08/23/2017	2,000	2,308		Banc of America Funding 2004-D Trust
		$165,416		2.60%, 06/25/2034(c)		$137	138
				Banc of America Mortgage 2004-H Trust
Healthcare - Services - 0.60%				2.75%, 09/25/2034(c)		2,920	2,939
HCA Inc				Banc of America Mortgage Trust 2005-11
8.50%, 04/15/2019	5,200	5,483		5.50%, 12/25/2020		690	706
New York Society for the Relief of the				Banc of America Re-REMIC Trust 2009-
Ruptured & Crippled Maintaining the				UBER2
Hospital				5.67%, 02/24/2051(b),(c)		14,492	16,332
3.50%, 01/01/2023(b)	13,935	14,583		BCAP LLC 2011-RR4-I Trust
		$20,066		5.25%, 02/26/2036(b)		2,093	1,938
Home Equity Asset Backed Securities - 1.07%				BCAP LLC 2011-RR5-I Trust
				5.25%, 08/26/2037(b),(c)		4,760	4,935
Argent Securities Inc Asset-Backed Pass-				5.43%, 03/26/2037(b),(c)		453	425
Through Certificates Series 2005-W2
0.52%, 10/25/2035(c)	2,400	2,169		Bear Stearns ALT-A Trust 2005-4
				2.70%, 05/25/2035(c)		339	325
Bear Stearns Asset Backed Securities I Trust				Bear Stearns ALT-A Trust 2005-7
2004-FR1				2.68%, 09/25/2035 (c)		31	27
1.96%, 07/25/2034(c)	2,971	2,563
Bear Stearns Asset Backed Securities I Trust				Bear Stearns ARM Trust 2004-1
				2.80%, 04/25/2034(c)		361	362
2006-HE10
0.36%, 12/25/2036(c)	3,662	3,397		Bear Stearns ARM Trust 2005-11
				3.12%, 12/25/2035(c)		216	220
Bear Stearns Asset Backed Securities I Trust
2007-HE3				Bear Stearns Commercial Mortgage Securities
0.41%, 04/25/2037(c)	5,000	2,848		Trust 2007-PWR16
				5.71%, 06/11/2040(c)		11,605	13,039
IXIS Real Estate Capital Trust 2005-HE1
0.94%, 06/25/2035(c)	1,748	1,695		Bear Stearns Commercial Mortgage Securities
JP Morgan Mortgage Acquisition Trust 2006-				Trust 2007-PWR17
CW1				5.70%, 06/11/2050		146	148
0.40%, 05/25/2036(c)	6,100	4,993		Chase Mortgage Finance Trust Series 2005-
Nomura Home Equity Loan Inc Home Equity				A1
				5.02%, 12/25/2035(c)		3,127	3,052
Loan Trust Series 2005-HE1
0.75%, 09/25/2035(c)	3,500	2,765		Chase Mortgage Finance Trust Series 2006-
Option One Mortgage Loan Trust 2005-4				A1
				5.64%, 09/25/2036(c)		1,825	1,664
Asset-Backed Certificates Series 2005-4
0.60%, 11/25/2035(c)	4,700	4,211		CHL Mortgage Pass-Through Trust 2005-24
RASC Series 2005-AHL2 Trust				5.50%, 11/25/2035		1,868	1,759
0.58%, 10/25/2035(c)	2,500	2,034		Citicorp Mortgage Securities Trust Series
				2006-4
				5.50%, 08/25/2036		1,051	1,073

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Citicorp Mortgage Securities Trust Series					Wells Fargo Mortgage Backed Securities
2007-8					2004-DD Trust
6.00%, 09/25/2037		$4,958	$5,190		2.62%, 01/25/2035(c)		$2,790	$2,804
Citigroup Mortgage Loan Trust Inc					Wells Fargo Mortgage Backed Securities
5.50%, 09/25/2035		8,017	8,180		2006-AR2 Trust
Credit Suisse Commercial Mortgage Trust					2.63%, 03/25/2036(c)		4,152	4,020
Series 2006-C5								$146,524
5.30%, 12/15/2039		2,436	2,632
Credit Suisse Commercial Mortgage Trust					Municipals - 0.02%
Series 2008-C1					Autonomous Community of Valencia Spain
6.04%, 02/15/2041(c)		1,300	1,472		4.38%, 07/16/2015	EUR	600	828
Fannie Mae Grantor Trust 2000-T6
7.50%, 06/25/2030		18	22		Oil & Gas - 0.81%
Fannie Mae Grantor Trust 2002-T16					Odebrecht Drilling Norbe VIII/IX Ltd
7.50%, 07/25/2042		28	32		6.35%, 06/30/2021(b)		$630	644
Fannie Mae REMICS					Petrobras International Finance Co
0.47%, 04/25/2037(c)		933	930		3.88%, 01/27/2016		7,600	7,790
0.61%, 09/25/2035(c)		2,274	2,273		5.88%, 03/01/2018		4,700	4,983
GSMPS Mortgage Loan Trust 2001-2					7.88%, 03/15/2019		9,600	10,855
7.50%, 06/19/2032(b)		141	148		Petroleos Mexicanos
Holmes Master Issuer PLC					8.00%, 05/03/2019		500	601
1.63%, 10/15/2054(b),(c)	EUR	996	1,350		Rosneft Finance SA
HomeBanc Mortgage Trust 2005-4					7.88%, 03/13/2018		2,100	2,397
0.43%, 10/25/2035(c)		$5,281	4,676					$27,270
JP Morgan Mortgage Trust 2005-S3
5.75%, 01/25/2036		345	322		Other Asset Backed Securities - 1.89%
JP Morgan Mortgage Trust 2006-A6					Aames Mortgage Investment Trust 2005-2
5.58%, 10/25/2036(c)		1,696	1,577		1.10%, 07/25/2035(c)		4,091	3,642
JP Morgan Mortgage Trust 2007-A1					ACA CLO 2006-1 Ltd
2.81%, 07/25/2035(c)		1,187	1,182		0.49%, 07/25/2018(b),(c)		424	420
MASTR Reperforming Loan Trust 2005-1					Citigroup Mortgage Loan Trust Inc
7.00%, 08/25/2034(b)		181	187		0.40%, 10/25/2036(c)		5,600	5,189
Merrill Lynch Mortgage Investors Trust					Countrywide Asset-Backed Certificates
MLMI Series 2005-A5					0.28%, 06/25/2047(c)		1,835	1,789
2.47%, 06/25/2035(c)		981	965		0.51%, 04/25/2036(c)		3,400	3,223
Merrill Lynch Mortgage Investors Trust Series					FFMLT Trust 2005-FF2
2005-2					1.04%, 03/25/2035(c)		559	481
1.60%, 10/25/2035(c)		6,480	6,359		GSAMP Trust 2006-HE1
Merrill Lynch Mortgage Investors Trust Series					0.55%, 01/25/2036(c)		10,000	7,540
MLCC 2005-3					Halcyon Structured Asset Management Long
2.14%, 11/25/2035(c)		1,095	1,078		Secured/Short Unsecured 2007-1 Ltd
Morgan Stanley Capital I Trust 2004-IQ8					0.46%, 08/07/2021(b),(c)		7,424	7,359
5.11%, 06/15/2040(c)		825	835		Hillmark Funding
Morgan Stanley Mortgage Loan Trust 2005-4					0.49%, 05/21/2021(b),(c)		8,600	8,469
5.50%, 08/25/2035		794	810		Merrill Lynch Mortgage Investors Trust Series 2005-FM1
Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates 2005-5					0.64%, 05/25/2036(c)		4,300	3,589
5.64%, 12/25/2035(c)		128	131		Park Place Securities Inc Asset-Backed Pass-
RBSCF Trust 2010-RR3					Through Ctfs Ser 2004-WCW2
5.47%, 09/16/2039(b)		18,486	20,077		1.21%, 10/25/2034(c)		8,800	7,024
RBSSP Resecuritization Trust 2011-3					RAMP Series 2004-RS8 Trust
0.41%, 02/26/2037(b),(c)		2,981	2,692		1.06%, 08/25/2034(c)		2,736	2,537
Silenus European Loan Conduit NO 25 Ltd					Small Business Administration Participation
0.37%, 05/15/2019(c)	EUR	165	216		Certificates
STARM Mortgage Loan Trust 2007-4					4.43%, 05/01/2029(c)		4,236	4,564
5.57%, 10/25/2037(c)		$8,846	8,272		Wells Fargo Home Equity Asset-Backed
Structured Adjustable Rate Mortgage Loan					Securities 2006-2 Trust
Trust					0.31%, 01/25/2037(c)		7,973	7,249
2.42%, 04/25/2035(c)		3,366	3,287					$63,075
Structured Asset Securities Corp Mortgage					Regional Authority - 1.05%
Pass-Through Ctfs Ser 2004-20					Province of Ontario Canada
6.00%, 11/25/2034		6,277	6,459		1.00%, 07/22/2016		1,100	1,107
Wachovia Bank Commercial Mortgage Trust					1.60%, 09/21/2016		100	102
Series 2006-C23					1.65%, 09/27/2019		300	292
5.42%, 01/15/2045		200	215		3.00%, 07/16/2018		1,200	1,270
WaMu Mortgage Pass-Through Certificates					3.15%, 06/02/2022	CAD	7,900	7,200
Series 2007-HY1 Trust					4.00%, 06/02/2021		7,200	7,015
4.74%, 02/25/2037(c)		5,072	4,730
					4.20%, 06/02/2020		3,000	2,967
					4.40%, 06/02/2019		2,100	2,095

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Regional Authority (continued)					Telecommunications (continued)
Province of Ontario Canada	(continued)				Verizon Communications Inc (continued)
5.50%, 06/02/2018	CAD	800	$825		3.65%, 09/14/2018	$4,500	$4,787
Province of Quebec Canada							$8,011
2.75%, 08/25/2021		$1,700	1,680		TOTAL BONDS		$1,048,171
3.50%, 07/29/2020		800	847			Principal
3.50%, 12/01/2022	CAD	3,800	3,515		MUNICIPAL BONDS - 6.02%	Amount (000's)	Value(000	's)
4.25%, 12/01/2021		5,600	5,500
4.50%, 12/01/2020		700	702		California - 2.51%
			$35,117		Bay Area Toll Authority
					7.04%, 04/01/2050	$6,000	$8,026
Savings & Loans - 0.14%					California Infrastructure & Economic
Nationwide Building Society					Development Bank
6.25%, 02/25/2020(b)		$4,000	4,670		6.49%, 05/15/2049	1,000	1,142
					California State University
Sovereign - 5.60%					6.43%, 11/01/2030	1,500	1,695
Banco Nacional de Desenvolvimento					City of Los Angeles CA Wastewater System
Economico e Social					Revenue
3.38%, 09/26/2016(a),(b)		1,000	1,014		5.71%, 06/01/2039	1,000	1,133
4.13%, 09/15/2017(b)	EUR	800	1,115		County of Santa Clara CA
Italy Buoni Ordinari del Tesoro BOT					5.00%, 08/01/2030	2,500	2,763
0.00%, 09/12/2014(e)		3,400	4,568		Los Angeles County Metropolitan
0.00%, 10/14/2014(e)		24,000	32,226		Transportation Authority
0.00%, 11/14/2014(e)		4,100	5,501		5.74%, 06/01/2039	12,000	13,653
Italy Buoni Poliennali Del Tesoro					Los Angeles Unified School District/CA
2.50%, 03/01/2015		6,200	8,516		6.76%, 07/01/2034	22,000	28,290
2.75%, 12/01/2015		13,900	19,343		State of California
3.00%, 04/15/2015		300	415		7.60%, 11/01/2040	2,100	2,960
3.00%, 06/15/2015		2,400	3,331		7.63%, 03/01/2040	4,700	6,513
3.00%, 11/01/2015		15,000	20,949		7.95%, 03/01/2036	600	709
3.75%, 08/01/2015		4,600	6,464		University of California
4.50%, 07/15/2015		5,900	8,368		5.00%, 05/15/2028	5,500	6,138
6.00%, 11/15/2014		700	983		6.27%, 05/15/2031	5,400	5,960
Italy Certificati di Credito del Tesoro Zero					6.55%, 05/15/2048	4,500	5,512
Coupon							$84,494
0.00%, 12/31/2014(e)		2,600	3,485		District of Columbia - 0.06%
0.00%, 06/30/2015(e)		3,600	4,797		District of Columbia (credit support from
Korea Housing Finance Corp					AGM)
4.13%, 12/15/2015(b)		$900	949		5.00%, 06/01/2027(f)	1,680	1,851
Mexican Bonos
10.00%, 12/05/2024(c)	MXN	85,000	7,974
Mexico Cetes					Florida - 0.16%
0.00%, 02/06/2014(e)		219,000	1,637		County of Seminole FL Water & Sewer
Spain Government Bond					Revenue
3.00%, 04/30/2015	EUR	6,900	9,550		6.44%, 10/01/2040	5,000	5,481
3.15%, 01/31/2016		3,300	4,631
3.30%, 10/31/2014		1,100	1,511		Georgia - 0.11%
3.75%, 10/31/2015		6,200	8,759		Municipal Electric Authority of Georgia
4.00%, 07/30/2015		14,200	20,008		6.66%, 04/01/2057	3,500	3,807
Spain Letras del Tesoro
0.00%, 09/19/2014(e)		3,200	4,299
0.00%, 10/17/2014(e)		5,100	6,846		Illinois - 0.70%
			$187,239		Chicago Transit Authority
					5.25%, 12/01/2036	5,400	5,628
Student Loan Asset Backed Securities - 0.07%					6.20%, 12/01/2040	11,000	11,966
SLC Private Student Loan Trust 2009-A					City of Chicago IL Waterworks Revenue
4.75%, 06/15/2033(a),(b),(c)		$1,159	1,046		6.64%, 11/01/2029	5,000	5,551
SLM Private Education Loan Trust 2009-CT							$23,145
2.35%, 04/15/2039(a),(b),(c)		192	192
SLM Private Education Loan Trust 2010-C					Louisiana - 0.12%
2.81%, 12/16/2019(b),(c)		1,000	1,015		State of Louisiana Gasoline & Fuels Tax
SLM Student Loan Trust 2008-7					Revenue
0.74%, 10/25/2017(c)		41	42		3.00%, 05/01/2043	3,900	3,899
			$2,295

Telecommunications - 0.24%					Nebraska - 0.01%
Verizon Communications Inc					Public Power Generation Agency
1.99%, 09/14/2018(c)		1,400	1,465		7.24%, 01/01/2041	200	219
2.50%, 09/15/2016		1,700	1,759

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Nevada - 0.07%				Federal National Mortgage Association (FNMA) (continued)
Clark County Department of Aviation				3.16%, 05/01/2022(c)	$9,385	$9,620
6.82%, 07/01/2045	$1,700	$2,231		3.33%, 11/01/2021	193	199
				3.50%, 08/01/2025	138	146
				3.50%, 10/01/2025	367	387
New Jersey - 0.07%				3.50%, 10/01/2025	334	352
New Jersey State Turnpike Authority
7.10%, 01/01/2041	1,600	2,170		3.50%, 12/01/2025	152	160
				3.50%, 01/01/2026	125	131
				3.50%, 01/01/2026	114	120
New York - 0.82%				3.50%, 08/01/2026	570	601
Metropolitan Transportation Authority				3.50%, 11/01/2026	1,572	1,659
5.00%, 11/15/2026	3,600	4,075		3.50%, 12/01/2026	1,169	1,233
6.69%, 11/15/2040	10,540	13,262		3.50%, 01/01/2027	714	753
New York City Water & Sewer System				3.50%, 02/01/2027(g)	19,000	20,027
5.00%, 06/15/2037	3,500	3,640		3.50%, 02/01/2027	825	871
5.00%, 06/15/2037	1,100	1,159		3.50%, 06/01/2027	155	164
5.00%, 06/15/2038	1,200	1,272		3.50%, 01/01/2028	1,450	1,530
New York State Dormitory Authority				3.50%, 03/01/2028(g)	5,000	5,259
5.00%, 03/15/2029	3,500	3,868		3.50%, 12/01/2040	986	1,002
		$27,276		3.50%, 12/01/2041	996	1,011
				3.50%, 12/01/2041	987	1,002
Ohio- 0.08%				3.50%, 03/01/2042	6,928	7,035
American Municipal Power Inc				3.50%, 04/01/2042	2,237	2,271
8.08%, 02/15/2050	2,100	2,834		3.50%, 08/01/2042	990	1,006
				3.50%, 10/01/2042	987	1,002
Pennsylvania - 0.20%				3.50%, 11/01/2042	383	389
Pennsylvania Economic Development				3.50%, 02/01/2043(g)	10,000	10,145
Financing Authority				3.50%, 03/01/2043(g)	34,000	34,388
5.00%, 01/01/2022	700	789		3.50%, 03/01/2043	996	1,012
5.00%, 01/01/2023	5,700	6,136		3.50%, 04/01/2043	990	1,006
		$6,925		3.50%, 04/01/2043	988	1,003
				3.50%, 05/01/2043	997	1,012
Texas- 0.89%				3.50%, 07/01/2043	168	171
City of San Antonio TX Water System				3.89%, 07/01/2021(c)	2,500	2,672
Revenue (credit support from NATL-RE)				4.00%, 07/01/2024	41	44
5.00%, 05/15/2040(f)	28,600	29,810		4.00%, 10/01/2024	27	29
				4.00%, 02/01/2025	61	65
Washington - 0.19%				4.00%, 10/01/2025	27	29
State of Washington				4.00%, 01/01/2026	12	13
5.00%, 01/01/2028	5,600	6,216		4.00%, 02/01/2026	55	59
				4.00%, 02/01/2026	1	1
				4.00%, 04/01/2026	198	212
Wisconsin - 0.03%				4.00%, 06/01/2026	14	14
State of Wisconsin (credit support from				4.00%, 06/01/2026	233	249
AGM)				4.00%, 11/01/2030	49	52
5.05%, 05/01/2018(f)	1,000	1,142		4.00%, 08/01/2031	221	235
				4.00%, 09/01/2031	130	138
TOTAL MUNICIPAL BONDS		$201,500		4.00%, 10/01/2031	440	468
U.S. GOVERNMENT & GOVERNMENT	Principal			4.00%, 08/01/2040	2,910	3,048
AGENCY OBLIGATIONS - 71.62%	Amount (000's)	Value(000	's)	4.00%, 12/01/2040	2,840	2,977
Federal Home Loan Mortgage Corporation (FHLMC) -0.16%				4.00%, 09/01/2041	335	351
				4.00%, 09/01/2041	48	51
2.47%, 06/01/2035(c)	$247	$264		4.00%, 03/01/2042	1,802	1,889
4.50%, 02/01/2040	131	140		4.00%, 04/01/2042	3,091	3,239
4.50%, 12/01/2040	254	273		4.00%, 07/01/2042	184	193
4.50%, 12/01/2040	441	473		4.00%, 03/01/2043(g)	112,000	116,953
4.50%, 12/01/2040	64	69		4.00%, 10/01/2043	985	1,033
4.50%, 06/01/2041	2,859	3,064		4.00%, 02/01/2044(g)	133,000	139,318
4.50%, 07/01/2041	419	449		4.50%, 02/01/2024	103	111
5.50%, 07/01/2038	483	529		4.50%, 01/01/2025	495	531
		$5,261		4.50%, 02/01/2025	100	107
				4.50%, 04/01/2028	123	132
Federal National Mortgage Association (FNMA) - 32.76%				4.50%, 06/01/2028	115	123
2.31%, 08/01/2022	300	288
2.35%, 08/01/2035(c)	208	221		4.50%, 03/01/2029	47	50
2.37%, 09/01/2035(c)	219	235		4.50%, 04/01/2029	16	18
2.64%, 06/01/2022	2,900	2,856		4.50%, 05/01/2029	133	142
2.87%, 09/01/2027(c)	2,300	2,111		4.50%, 05/01/2029	148	160
3.00%, 02/01/2027(g)	11,000	11,352		4.50%, 06/01/2029	766	826
3.00%, 09/01/2027	490	506		4.50%, 06/01/2029	610	659
3.00%, 03/01/2028(g)	35,000	36,039		4.50%, 08/01/2029	289	317

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 09/01/2029	$11	$12		4.50%, 06/01/2039	$144	$155
4.50%, 10/01/2029	216	233		4.50%, 06/01/2039	842	903
4.50%, 11/01/2029	492	531		4.50%, 06/01/2039	207	222
4.50%, 02/01/2030	88	95		4.50%, 07/01/2039	163	175
4.50%, 06/01/2030	122	131		4.50%, 07/01/2039	3,330	3,591
4.50%, 06/01/2033	180	194		4.50%, 07/01/2039	13	14
4.50%, 07/01/2033	1,869	2,011		4.50%, 07/01/2039	786	843
4.50%, 08/01/2033	166	178		4.50%, 08/01/2039	687	738
4.50%, 08/01/2033	6	7		4.50%, 08/01/2039	349	374
4.50%, 08/01/2033	471	507		4.50%, 08/01/2039	211	226
4.50%, 09/01/2033	305	328		4.50%, 08/01/2039	877	941
4.50%, 09/01/2033	13	14		4.50%, 08/01/2039	500	536
4.50%, 10/01/2033	14	16		4.50%, 09/01/2039	592	635
4.50%, 10/01/2033	39	42		4.50%, 09/01/2039	42	46
4.50%, 11/01/2033	52	55		4.50%, 09/01/2039	567	608
4.50%, 11/01/2033	285	306		4.50%, 09/01/2039	441	473
4.50%, 01/01/2034	1,233	1,324		4.50%, 09/01/2039	420	450
4.50%, 03/01/2034	13	14		4.50%, 10/01/2039	43	46
4.50%, 09/01/2034	72	77		4.50%, 10/01/2039	212	227
4.50%, 01/01/2035	131	141		4.50%, 10/01/2039	57	62
4.50%, 02/01/2035	293	314		4.50%, 11/01/2039	78	84
4.50%, 04/01/2035	13	14		4.50%, 11/01/2039	324	348
4.50%, 06/01/2035	295	317		4.50%, 11/01/2039	757	813
4.50%, 11/01/2035	15,127	16,257		4.50%, 11/01/2039	224	241
4.50%, 12/01/2035	130	139		4.50%, 11/01/2039	466	500
4.50%, 12/01/2035	1,642	1,764		4.50%, 12/01/2039	44	47
4.50%, 03/01/2036	647	696		4.50%, 12/01/2039	173	185
4.50%, 03/01/2036	210	225		4.50%, 12/01/2039	351	377
4.50%, 09/01/2036	907	973		4.50%, 12/01/2039	112	120
4.50%, 01/01/2037	72	77		4.50%, 01/01/2040	40	42
4.50%, 04/01/2037	32	35		4.50%, 02/01/2040	76	81
4.50%, 07/01/2037	594	637		4.50%, 02/01/2040	307	330
4.50%, 08/01/2037	439	471		4.50%, 02/01/2040	131	141
4.50%, 03/01/2038	4	4		4.50%, 02/01/2040	1,895	2,033
4.50%, 03/01/2038	9	9		4.50%, 03/01/2040	73	78
4.50%, 04/01/2038	141	152		4.50%, 03/01/2040	154	165
4.50%, 06/01/2038	121	130		4.50%, 03/01/2040	45	49
4.50%, 06/01/2038	117	126		4.50%, 03/01/2040	446	478
4.50%, 06/01/2038	162	174		4.50%, 03/01/2040	341	366
4.50%, 06/01/2038	312	335		4.50%, 03/01/2040	209	224
4.50%, 07/01/2038	15	16		4.50%, 03/01/2040	235	252
4.50%, 07/01/2038	118	126		4.50%, 03/01/2040	11	12
4.50%, 08/01/2038	196	210		4.50%, 03/01/2040	1,222	1,312
4.50%, 08/01/2038	254	273		4.50%, 03/01/2040	929	997
4.50%, 11/01/2038	694	745		4.50%, 04/01/2040	473	507
4.50%, 01/01/2039	253	272		4.50%, 04/01/2040	51	54
4.50%, 01/01/2039	2	3		4.50%, 04/01/2040	497	533
4.50%, 02/01/2039	186	199		4.50%, 05/01/2040	875	938
4.50%, 02/01/2039	4,407	4,724		4.50%, 05/01/2040	124	133
4.50%, 03/01/2039	199	213		4.50%, 05/01/2040	2,411	2,587
4.50%, 03/01/2039	18	19		4.50%, 06/01/2040	295	316
4.50%, 03/01/2039	237	255		4.50%, 06/01/2040	78	84
4.50%, 03/01/2039	45	48		4.50%, 06/01/2040	180	194
4.50%, 03/01/2039	175	188		4.50%, 06/01/2040	36	39
4.50%, 04/01/2039	333	358		4.50%, 06/01/2040	12	13
4.50%, 04/01/2039	1,011	1,085		4.50%, 07/01/2040	206	221
4.50%, 04/01/2039	177	190		4.50%, 07/01/2040	636	683
4.50%, 04/01/2039	66	71		4.50%, 07/01/2040	13	14
4.50%, 04/01/2039	151	162		4.50%, 07/01/2040	656	704
4.50%, 04/01/2039	89	96		4.50%, 07/01/2040	675	724
4.50%, 04/01/2039	258	277		4.50%, 07/01/2040	2,489	2,671
4.50%, 05/01/2039	969	1,039		4.50%, 08/01/2040	383	410
4.50%, 05/01/2039	134	144		4.50%, 08/01/2040	11,532	12,374
4.50%, 05/01/2039	331	356		4.50%, 08/01/2040	57	61
4.50%, 05/01/2039	351	377		4.50%, 08/01/2040	162	174
4.50%, 05/01/2039	228	245		4.50%, 08/01/2040	466	500
4.50%, 05/01/2039	374	401		4.50%, 08/01/2040	790	848
4.50%, 05/01/2039	67	72		4.50%, 08/01/2040	97,673	104,758
4.50%, 06/01/2039	693	744		4.50%, 08/01/2040	33	36

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 08/01/2040	$18	$20		4.50%, 06/01/2041	$11,102	$11,918
4.50%, 08/01/2040	80	86		4.50%, 06/01/2041	141	151
4.50%, 08/01/2040	1,004	1,077		4.50%, 06/01/2041	79	85
4.50%, 09/01/2040	92	99		4.50%, 06/01/2041	91	98
4.50%, 09/01/2040	633	679		4.50%, 06/01/2041	20	21
4.50%, 09/01/2040	2,404	2,578		4.50%, 06/01/2041	247	265
4.50%, 09/01/2040	197	211		4.50%, 06/01/2041	1,859	1,995
4.50%, 09/01/2040	3,948	4,235		4.50%, 06/01/2041	418	448
4.50%, 09/01/2040	4,221	4,529		4.50%, 06/01/2041	92	99
4.50%, 10/01/2040	84	90		4.50%, 07/01/2041	11,842	12,706
4.50%, 10/01/2040	431	462		4.50%, 07/01/2041	7,216	7,746
4.50%, 10/01/2040	39	42		4.50%, 07/01/2041	124	133
4.50%, 10/01/2040	2,236	2,400		4.50%, 07/01/2041	1,162	1,248
4.50%, 10/01/2040	275	295		4.50%, 07/01/2041	515	553
4.50%, 10/01/2040	238	255		4.50%, 07/01/2041	232	248
4.50%, 10/01/2040	25	27		4.50%, 07/01/2041	1,382	1,484
4.50%, 10/01/2040	38	40		4.50%, 07/01/2041	474	508
4.50%, 10/01/2040	108	116		4.50%, 07/01/2041	39	42
4.50%, 10/01/2040	929	996		4.50%, 07/01/2041	886	951
4.50%, 11/01/2040	777	833		4.50%, 07/01/2041	503	539
4.50%, 11/01/2040	11	12		4.50%, 07/01/2041	122	131
4.50%, 11/01/2040	55	59		4.50%, 08/01/2041	187	201
4.50%, 12/01/2040	368	394		4.50%, 08/01/2041	74	79
4.50%, 12/01/2040	8,129	8,721		4.50%, 08/01/2041	810	869
4.50%, 12/01/2040	1,518	1,629		4.50%, 08/01/2041	2,149	2,306
4.50%, 12/01/2040	225	241		4.50%, 08/01/2041	23	25
4.50%, 01/01/2041	142	152		4.50%, 09/01/2041	6,214	6,671
4.50%, 02/01/2041	704	755		4.50%, 09/01/2041	1,935	2,076
4.50%, 02/01/2041	368	395		4.50%, 09/01/2041	546	585
4.50%, 02/01/2041	888	953		4.50%, 09/01/2041	104	112
4.50%, 02/01/2041	1,710	1,835		4.50%, 09/01/2041	814	873
4.50%, 03/01/2041	27	28		4.50%, 09/01/2041	73	78
4.50%, 03/01/2041	19	20		4.50%, 09/01/2041	1,821	1,953
4.50%, 03/01/2041	1,855	1,990		4.50%, 10/01/2041	17	18
4.50%, 03/01/2041	416	447		4.50%, 10/01/2041	827	888
4.50%, 03/01/2041	49	52		4.50%, 10/01/2041	810	869
4.50%, 03/01/2041	692	742		4.50%, 11/01/2041	255	273
4.50%, 04/01/2041	41	44		4.50%, 11/01/2041	7,711	8,273
4.50%, 04/01/2041	347	372		4.50%, 11/01/2041	1,317	1,414
4.50%, 04/01/2041	166	178		4.50%, 11/01/2041	113	121
4.50%, 04/01/2041	231	247		4.50%, 12/01/2041	49	53
4.50%, 04/01/2041	428	459		4.50%, 12/01/2041	53	57
4.50%, 04/01/2041	429	461		4.50%, 01/01/2042	105	112
4.50%, 04/01/2041	190	204		4.50%, 04/01/2042	50	54
4.50%, 04/01/2041	69	74		4.50%, 04/01/2042	51	55
4.50%, 04/01/2041	462	496		4.50%, 04/01/2042	4,725	5,071
4.50%, 04/01/2041	624	669		4.50%, 09/01/2042	169	181
4.50%, 04/01/2041	185	199		4.50%, 02/01/2043(g)	8,000	8,583
4.50%, 04/01/2041	10	11		4.50%, 03/01/2043(g)	41,800	44,706
4.50%, 04/01/2041	292	313		4.50%, 09/01/2043	99	106
4.50%, 04/01/2041	2,190	2,350		4.50%, 09/01/2043	98	106
4.50%, 05/01/2041	452	485		4.50%, 09/01/2043	98	105
4.50%, 05/01/2041	716	770		4.50%, 11/01/2043	102	109
4.50%, 05/01/2041	68	73		4.50%, 12/01/2043	2,513	2,699
4.50%, 05/01/2041	480	515		4.50%, 12/01/2043	2,053	2,205
4.50%, 05/01/2041	152	163		5.00%, 07/01/2024	195	213
4.50%, 05/01/2041	34	36		5.00%, 09/01/2024	206	225
4.50%, 05/01/2041	143	153		5.00%, 08/01/2025	5	6
4.50%, 05/01/2041	16,065	17,237		5.00%, 11/01/2025	435	475
4.50%, 05/01/2041	31	33		5.00%, 05/01/2026	112	123
4.50%, 05/01/2041	8,264	8,866		5.00%, 08/01/2027	7	8
4.50%, 05/01/2041	17	18		5.00%, 03/01/2028	8	9
4.50%, 05/01/2041	2,038	2,187		5.00%, 05/01/2028	198	217
4.50%, 05/01/2041	1,785	1,915		5.00%, 06/01/2028	247	271
4.50%, 05/01/2041	2,720	2,917		5.00%, 07/01/2028	4	4
4.50%, 05/01/2041	872	936		5.00%, 03/01/2029	213	235
4.50%, 06/01/2041	62	67		5.00%, 10/01/2029	164	183
4.50%, 06/01/2041	87	94		5.00%, 01/01/2030	669	734
4.50%, 06/01/2041	15,957	17,126		5.00%, 07/01/2030	487	534

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.00%, 08/01/2030	$261	$290		5.00%, 01/01/2042	$25	$28
5.00%, 05/01/2033	458	502		5.00%, 02/01/2043(g)	15,000	16,389
5.00%, 05/01/2033	263	287		5.00%, 03/01/2043(g)	29,000	31,604
5.00%, 06/01/2033	457	501		5.50%, 11/01/2023	185	203
5.00%, 06/01/2033	259	284		5.50%, 04/01/2026	208	231
5.00%, 06/01/2033	254	277		5.50%, 02/01/2027	4	4
5.00%, 06/01/2033	228	250		5.50%, 08/01/2027	36	39
5.00%, 07/01/2033	28	31		5.50%, 09/01/2027	84	93
5.00%, 08/01/2033	10	11		5.50%, 03/01/2028	84	93
5.00%, 08/01/2033	19	20		5.50%, 04/01/2028	3,357	3,702
5.00%, 08/01/2033	537	588		5.50%, 05/01/2028	26	29
5.00%, 09/01/2033	1,876	2,054		5.50%, 06/01/2028	20	22
5.00%, 09/01/2033	650	711		5.50%, 01/01/2030	140	154
5.00%, 11/01/2033	180	198		5.50%, 12/01/2032	21	23
5.00%, 12/01/2033	335	367		5.50%, 03/01/2033	253	279
5.00%, 05/01/2034	696	761		5.50%, 04/01/2033	268	294
5.00%, 01/01/2035	442	483		5.50%, 05/01/2033	142	157
5.00%, 03/01/2035	431	471		5.50%, 06/01/2033	79	87
5.00%, 06/01/2035	1,178	1,288		5.50%, 07/01/2033	670	740
5.00%, 06/01/2035	243	265		5.50%, 08/01/2033	157	174
5.00%, 07/01/2035	19	21		5.50%, 09/01/2033	33	36
5.00%, 07/01/2035	1,079	1,184		5.50%, 12/01/2033	12	14
5.00%, 07/01/2035	24	27		5.50%, 12/01/2033	132	145
5.00%, 07/01/2035	293	320		5.50%, 12/01/2033	466	513
5.00%, 08/01/2035	262	286		5.50%, 12/01/2033	8	9
5.00%, 08/01/2035	254	278		5.50%, 01/01/2034	15	16
5.00%, 09/01/2035	16	18		5.50%, 01/01/2034	140	156
5.00%, 10/01/2035	1,646	1,797		5.50%, 04/01/2034	30	33
5.00%, 10/01/2035	62	68		5.50%, 05/01/2034	187	206
5.00%, 10/01/2035	1,000	1,092		5.50%, 08/01/2034	5	5
5.00%, 10/01/2035	20	22		5.50%, 09/01/2034	10	11
5.00%, 11/01/2035	75	82		5.50%, 01/01/2035	37	41
5.00%, 02/01/2036	30	32		5.50%, 03/01/2035	12	14
5.00%, 05/01/2036	761	830		5.50%, 07/01/2035	63	69
5.00%, 12/01/2036	16	18		5.50%, 08/01/2035	124	137
5.00%, 07/01/2037	963	1,052		5.50%, 08/01/2035	10	11
5.00%, 08/01/2037	2,907	3,177		5.50%, 10/01/2035	109	120
5.00%, 02/01/2038	268	293		5.50%, 11/01/2035	11	12
5.00%, 02/01/2038	678	741		5.50%, 12/01/2035	12	13
5.00%, 03/01/2038	2,000	2,186		5.50%, 01/01/2036	53	58
5.00%, 05/01/2038	206	224		5.50%, 01/01/2036	6	6
5.00%, 12/01/2038	39	42		5.50%, 02/01/2036	376	414
5.00%, 01/01/2039	253	276		5.50%, 09/01/2036	340	375
5.00%, 04/01/2039	19	21		5.50%, 10/01/2036	540	594
5.00%, 04/01/2039	806	884		5.50%, 10/01/2036	172	190
5.00%, 06/01/2039	1,030	1,123		5.50%, 11/01/2036	139	153
5.00%, 07/01/2039	97	106		5.50%, 11/01/2036	484	532
5.00%, 07/01/2039	14,277	15,578		5.50%, 12/01/2036	446	491
5.00%, 10/01/2039	44	48		5.50%, 12/01/2036	208	229
5.00%, 11/01/2039	48	52		5.50%, 12/01/2036	85	93
5.00%, 11/01/2039	59	65		5.50%, 12/01/2036	107	118
5.00%, 02/01/2040	44	48		5.50%, 12/01/2036	186	205
5.00%, 02/01/2040	40	43		5.50%, 01/01/2037	95	105
5.00%, 05/01/2040	365	399		5.50%, 02/01/2037	832	914
5.00%, 05/01/2040	27	29		5.50%, 02/01/2037	10	11
5.00%, 06/01/2040	63	69		5.50%, 02/01/2037	1,811	1,992
5.00%, 07/01/2040	51	55		5.50%, 02/01/2037	698	768
5.00%, 07/01/2040	353	387		5.50%, 04/01/2037	55	61
5.00%, 08/01/2040	33	36		5.50%, 05/01/2037	138	151
5.00%, 08/01/2040	60	65		5.50%, 05/01/2037	68	75
5.00%, 08/01/2040	38	42		5.50%, 05/01/2037	464	510
5.00%, 08/01/2040	32	35		5.50%, 06/01/2037	452	496
5.00%, 11/01/2040	353	387		5.50%, 07/01/2037	720	791
5.00%, 11/01/2040	11,238	12,256		5.50%, 07/01/2037	212	233
5.00%, 02/01/2041	167	183		5.50%, 07/01/2037	5	6
5.00%, 03/01/2041	624	683		5.50%, 08/01/2037	32	35
5.00%, 04/01/2041	238	261		5.50%, 08/01/2037	83	91
5.00%, 05/01/2041	330	361		5.50%, 08/01/2037	44	48
5.00%, 06/01/2041	202	221		5.50%, 09/01/2037	88	97

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 10/01/2037	$228	$250		6.00%, 08/01/2036	$6	$7
5.50%, 11/01/2037	33	36		6.00%, 08/01/2036	142	157
5.50%, 01/01/2038	453	498		6.00%, 08/01/2036	42	46
5.50%, 01/01/2038	486	535		6.00%, 08/01/2036	3	3
5.50%, 01/01/2038	186	204		6.00%, 08/01/2036	21	24
5.50%, 02/01/2038	5,853	6,433		6.00%, 09/01/2036	8	9
5.50%, 03/01/2038	5	5		6.00%, 09/01/2036	120	134
5.50%, 03/01/2038	598	657		6.00%, 09/01/2036	141	156
5.50%, 03/01/2038	167	184		6.00%, 09/01/2036	13	14
5.50%, 04/01/2038	261	287		6.00%, 09/01/2036	357	395
5.50%, 04/01/2038	195	214		6.00%, 09/01/2036	144	160
5.50%, 04/01/2038	5	5		6.00%, 09/01/2036	92	101
5.50%, 04/01/2038	246	270		6.00%, 09/01/2036	4	4
5.50%, 04/01/2038	4,034	4,439		6.00%, 09/01/2036	124	138
5.50%, 04/01/2038	8	9		6.00%, 10/01/2036	2	2
5.50%, 04/01/2038	245	269		6.00%, 10/01/2036	2	2
5.50%, 04/01/2038	221	242		6.00%, 10/01/2036	43	48
5.50%, 05/01/2038	627	689		6.00%, 10/01/2036	1,416	1,566
5.50%, 05/01/2038	141	155		6.00%, 10/01/2036	8	9
5.50%, 05/01/2038	374	411		6.00%, 10/01/2036	6	7
5.50%, 06/01/2038	242	266		6.00%, 10/01/2036	140	155
5.50%, 06/01/2038	447	492		6.00%, 10/01/2036	4	4
5.50%, 06/01/2038	28,891	31,777		6.00%, 10/01/2036	658	729
5.50%, 06/01/2038	32	35		6.00%, 11/01/2036	2	3
5.50%, 06/01/2038	743	817		6.00%, 11/01/2036	73	81
5.50%, 06/01/2038	94	103		6.00%, 11/01/2036	2	3
5.50%, 06/01/2038	20	22		6.00%, 11/01/2036	1	2
5.50%, 06/01/2038	156	171		6.00%, 11/01/2036	83	92
5.50%, 07/01/2038	228	250		6.00%, 12/01/2036	246	272
5.50%, 08/01/2038	82	90		6.00%, 12/01/2036	88	98
5.50%, 09/01/2038	247	271		6.00%, 12/01/2036	216	240
5.50%, 10/01/2038	101	111		6.00%, 12/01/2036	27	30
5.50%, 12/01/2038	9	10		6.00%, 12/01/2036	119	132
5.50%, 12/01/2038	210	232		6.00%, 12/01/2036	8	9
5.50%, 02/01/2039	142	157		6.00%, 12/01/2036	131	144
5.50%, 03/01/2039	217	239		6.00%, 12/01/2036	112	124
5.50%, 08/01/2039	7,783	8,567		6.00%, 12/01/2036	9	10
5.50%, 05/01/2040	35	39		6.00%, 01/01/2037	158	175
5.50%, 09/01/2040	773	851		6.00%, 01/01/2037	272	303
5.50%, 04/01/2041	114	127		6.00%, 01/01/2037	223	247
5.50%, 02/01/2043(g)	2,000	2,202		6.00%, 01/01/2037	3	3
6.00%, 12/01/2031	10	12		6.00%, 01/01/2037	81	90
6.00%, 04/01/2033	12	13		6.00%, 02/01/2037	799	885
6.00%, 07/01/2033	5	5		6.00%, 03/01/2037	341	377
6.00%, 06/01/2034	10	11		6.00%, 03/01/2037	8	9
6.00%, 07/01/2034	4	5		6.00%, 04/01/2037	44	48
6.00%, 08/01/2034	20	22		6.00%, 04/01/2037	130	144
6.00%, 11/01/2034	18	21		6.00%, 04/01/2037	83	91
6.00%, 04/01/2035	4	5		6.00%, 05/01/2037	103	114
6.00%, 05/01/2035	17	19		6.00%, 06/01/2037	130	144
6.00%, 06/01/2035	218	241		6.00%, 06/01/2037	11	12
6.00%, 06/01/2035	36	40		6.00%, 06/01/2037	228	252
6.00%, 07/01/2035	294	327		6.00%, 06/01/2037	107	119
6.00%, 09/01/2035	47	53		6.00%, 06/01/2037	87	96
6.00%, 09/01/2035	11	13		6.00%, 07/01/2037	23	25
6.00%, 10/01/2035	9	10		6.00%, 07/01/2037	20	23
6.00%, 10/01/2035	260	290		6.00%, 07/01/2037	116	128
6.00%, 02/01/2036	122	136		6.00%, 07/01/2037	8	9
6.00%, 02/01/2036	82	90		6.00%, 07/01/2037	16	18
6.00%, 04/01/2036	230	255		6.00%, 07/01/2037	3	3
6.00%, 04/01/2036	125	138		6.00%, 07/01/2037	268	296
6.00%, 05/01/2036	114	126		6.00%, 07/01/2037	43	48
6.00%, 05/01/2036	114	126		6.00%, 08/01/2037	3	3
6.00%, 06/01/2036	11	12		6.00%, 08/01/2037	71	79
6.00%, 06/01/2036	6	6		6.00%, 08/01/2037	23	25
6.00%, 07/01/2036	129	143		6.00%, 08/01/2037	2,241	2,477
6.00%, 07/01/2036	218	242		6.00%, 08/01/2037	40	44
6.00%, 07/01/2036	71	79		6.00%, 08/01/2037	35	38
6.00%, 07/01/2036	11	12		6.00%, 09/01/2037	36	40

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
6.00%, 09/01/2037	$454	$502		6.00%, 10/01/2038	$128	$142
6.00%, 09/01/2037	243	268		6.00%, 10/01/2038	70	78
6.00%, 09/01/2037	200	221		6.00%, 11/01/2038	23	25
6.00%, 09/01/2037	57	63		6.00%, 12/01/2038	181	200
6.00%, 09/01/2037	135	149		6.00%, 12/01/2038	218	241
6.00%, 09/01/2037	5	5		6.00%, 12/01/2038	199	220
6.00%, 09/01/2037	167	185		6.00%, 06/01/2040	5,140	5,683
6.00%, 09/01/2037	2	2		6.00%, 10/01/2040	4,366	4,833
6.00%, 09/01/2037	55	61		6.00%, 05/01/2041	860	952
6.00%, 09/01/2037	7	7				$1,096,218
6.00%, 09/01/2037	135	149		Government National Mortgage Association (GNMA) -0.80%
6.00%, 09/01/2037	130	144
6.00%, 09/01/2037	325	360		5.00%, 03/15/2038	18	19
6.00%, 10/01/2037	3	4		5.00%, 05/15/2038	472	519
6.00%, 10/01/2037	882	976		5.00%, 08/15/2038	748	822
6.00%, 10/01/2037	43	48		5.00%, 10/15/2038	4,815	5,282
6.00%, 10/01/2037	111	123		5.00%, 11/15/2038	1,462	1,606
6.00%, 10/01/2037	3	3		5.00%, 12/15/2038	699	766
6.00%, 10/01/2037	250	277		5.00%, 01/15/2039	780	857
6.00%, 10/01/2037	497	551		5.00%, 02/15/2039	524	574
6.00%, 10/01/2037	91	100		5.00%, 02/15/2039	14	15
6.00%, 10/01/2037	46	51		5.00%, 02/15/2039	4,690	5,150
6.00%, 10/01/2037	132	146		5.00%, 03/15/2039	1,938	2,126
6.00%, 10/01/2037	229	254		5.00%, 03/15/2039	289	318
6.00%, 11/01/2037	350	388		5.00%, 03/15/2039	788	865
6.00%, 11/01/2037	125	139		5.00%, 03/15/2039	150	165
6.00%, 11/01/2037	11	12		5.00%, 04/15/2039	282	309
6.00%, 11/01/2037	177	196		5.00%, 04/15/2039	227	249
6.00%, 11/01/2037	75	83		5.00%, 09/15/2039	971	1,067
6.00%, 11/01/2037	116	128		5.00%, 10/15/2039	148	162
6.00%, 11/01/2037	31	35		5.00%, 11/15/2039	3,379	3,708
6.00%, 11/01/2037	3	3		5.00%, 02/15/2040	69	76
6.00%, 11/01/2037	7	7		5.00%, 08/15/2040	328	360
6.00%, 11/01/2037	28	31		5.00%, 09/15/2040	65	72
6.00%, 11/01/2037	158	175		5.00%, 09/15/2040	879	970
6.00%, 11/01/2037	278	307		5.00%, 03/15/2041	735	806
6.00%, 11/01/2037	73	81				$26,863
6.00%, 11/01/2037	38	42
6.00%, 11/01/2037	44	48		U.S. Treasury - 29.66%
6.00%, 12/01/2037	211	233		0.50%, 07/31/2017	10,600	10,438
6.00%, 12/01/2037	167	185		0.63%, 10/15/2016	28,100	28,126
6.00%, 12/01/2037	100	111		0.63%, 11/15/2016	88,400	88,421
6.00%, 12/01/2037	477	527		0.63%, 12/15/2016	77,600	77,551
6.00%, 12/01/2037	194	214		0.63%, 05/31/2017(h)	18,040	17,892
6.00%, 12/01/2037	218	241		0.63%, 08/31/2017	5,000	4,936
6.00%, 12/01/2037	23	26		0.75%, 01/15/2017	37,300	37,376
6.00%, 01/01/2038	46	51		0.88%, 09/15/2016	18,700	18,853
6.00%, 01/01/2038	392	433		0.88%, 01/31/2017	20,600	20,692
6.00%, 01/01/2038	210	233		0.88%, 02/28/2017	22,000	22,076
6.00%, 01/01/2038	179	198		0.88%, 04/30/2017	26,700	26,731
6.00%, 01/01/2038	2	2		1.00%, 03/31/2017	8,000	8,050
6.00%, 01/01/2038	354	391		1.25%, 10/31/2018(h)	47,900	47,496
6.00%, 02/01/2038	8	8		1.25%, 11/30/2018(h)	129,800	128,512
6.00%, 02/01/2038	100	110		1.38%, 07/31/2018	600	601
6.00%, 02/01/2038	368	407		1.50%, 07/31/2016	3,900	3,995
6.00%, 02/01/2038	7	7		1.50%, 08/31/2018(h),(i),(j)	105,700	106,278
6.00%, 03/01/2038	131	145		1.50%, 12/31/2018	111,500	111,570
6.00%, 03/01/2038	29	32		1.63%, 01/31/2019	207,100	207,003
6.00%, 03/01/2038	85	94		2.13%, 01/31/2021	21,600	21,573
6.00%, 03/01/2038	94	104		3.00%, 02/28/2017	900	961
6.00%, 05/01/2038	28	31		3.13%, 01/31/2017	500	535
6.00%, 05/01/2038	5,014	5,549		3.25%, 03/31/2017	2,600	2,799
6.00%, 07/01/2038	333	369				$992,465
6.00%, 08/01/2038	146	161		U.S. Treasury Bill - 0.01%
6.00%, 09/01/2038	1,505	1,664		0.12%, 11/13/2014(h),(k)	153	153
6.00%, 09/01/2038	2,411	2,665
6.00%, 09/01/2038	143	158
6.00%, 10/01/2038	654	723		U.S. Treasury Inflation-Indexed Obligations - 8.23%
6.00%, 10/01/2038	437	483		0.13%, 04/15/2017(h),(i)	3,489	3,611
				0.13%, 04/15/2018	1,714	1,769

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

			(h)	Security or a portion of the security was pledged to cover margin
			requirements for swap and/or swaption contracts. At the end of the period,
U.S. GOVERNMENT & GOVERNMENT	Principal		the value of these securities totaled $18,325 or 0.55% of net assets.
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	(i)	Security or a portion of the security was pledged to cover margin
U.S. Treasury Inflation-Indexed Obligations (continued)			requirements for futures contracts. At the end of the period, the value of
0.13%, 01/15/2022	$16,476	$16,253	these securities totaled $3,905 or 0.12% of net assets.
0.13%, 07/15/2022	9,730	9,582	(j)	Security or a portion of the security was pledged to cover margin
0.13%, 01/15/2023	1,616	1,571	requirements for repurchase agreements. At the end of the period, the
0.38%, 07/15/2023	2,704	2,689	value of these securities totaled $669 or 0.02% of net assets.
0.63%, 07/15/2021	9,617	9,991	(k) Rate shown is the discount rate of the original purchase.
1.13%, 01/15/2021	5,967	6,398
1.25%, 07/15/2020	8,122	8,856
1.38%, 01/15/2020	8,730	9,541	Portfolio Summary (unaudited)
1.75%, 01/15/2028	14,574	16,168	Sector	Percent
2.00%, 01/15/2026	15,853	18,143	Government	49.51%
2.38%, 01/15/2025	35,734	42,384	Mortgage Securities	38.10%
2.38%, 01/15/2027	73,620	87,642
2.50%, 01/15/2029	30,504	37,125	Financial	14.39%
			Revenue Bonds	3.62%
3.63%, 04/15/2028	865	1,180	Asset Backed Securities	3.03%
3.88%, 04/15/2029	1,843	2,611	General Obligation Unlimited	1.42%
		$275,514	Insured	0.98%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Consumer, Non-cyclical	0.89%
OBLIGATIONS		$2,396,474	Energy	0.81%
	Maturity		Communications	0.29%
REPURCHASE AGREEMENTS - 4.05%	Amount (000's)	Value (000's)	Utilities	0.26%
Banks - 4.05%			Exchange Traded Funds	0.20%
Barclays Bank PLC Repurchase Agreement;	$19,201	$19,200	Basic Materials	0.11%
0.05% dated 01/31/2014 maturing			Consumer, Cyclical	0.01%
02/03/2014 (collateralized by US			Liabilities in Excess of Other Assets, Net	(13.62)%
Government Security; $19,550,707; 1.75%;			TOTAL NET ASSETS	100.00%
dated 05/30/19)
BNP Paribas Repurchase Agreement; 0.03%	9,700	9,700
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government Security;
$9,846,432 ; 1.88%; dated 10/31/17)
BNP Paribas Repurchase Agreement; 0.03%	9,800	9,800
dated 01/31/2014 maturing 02/07/2014
(collateralized by US Government Security;
$9,824,154 ; 4.00%; dated 02/15/15)
Citigroup Inc Repurchase Agreement; 0.04%	85,200	85,200
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government Security;
$86,426,427 ; 1.38%; dated 07/31/18)
RBS Securities Repurchase Agreement; 0.03%	11,700	11,700
dated 01/31/2014 maturing 02/12/2014
(collateralized by US Government Security;
$11,998,015 ; 0.13%; dated 04/15/18)
		$135,600
TOTAL REPURCHASE AGREEMENTS		$135,600
Total Investments		$3,801,852
Liabilities in Excess of Other Assets, Net - (13.62)%		$(455,752)
TOTAL NET ASSETS - 100.00%		$3,346,100

(a) Security is Illiquid
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $227,515 or 6.80% of net assets.
(c)	Variable Rate. Rate shown is in effect at January 31, 2014.
(d)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $8,384 or 0.25% of net assets.
(e) Non-Income Producing Security
(f)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(g)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
Notes to Financial Statements for additional information.

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

Credit Default Swaps

Sell Protection
Counterparty (Issuer)		Reference Entity	Implied Credit Spread as of January 31, 2014 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)	Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
Bank of America NA		Berkshire Hathaway	0.20%	1.00%	03/20/2015		$2,200	$20	$(9	) $	29
		Finance Corp; 4.63%;
		10/15/2013
Bank of America NA		General Electric Capital	0.43%	1.00%	12/20/2015		1,100	12	(8)		20
	Corp;	5.63%; 09/15/2017
Bank of America NA		MetLife Inc; 5.00%;	0.26%	1.00%	09/20/2015		9,500	102	(200)		302
		06/15/2015
Bank of America NA		MetLife Inc; 5.00%;	0.29%	1.00%	12/20/2015		3,900	46	(79)		125
		06/15/2015
Bank of America NA		Mexico Government Global	0.49%	1.00%	09/20/2015		600	5	—		5
	Bond;	7.50%; 04/08/2033
Barclays Bank PLC		Citigroup Inc; 6.125%;	0.56%	1.00%	09/20/2016		2,000	24	21		3
		05/15/2018
Barclays Bank PLC		General Electric Capital	0.49%	1.00%	09/20/2016		2,300	29	22		7
	Corp;	5.625%; 09/15/2017
Barclays Bank PLC		Republic of Brazil Global	1.00%	1.00%	12/20/2015		11,600	(8)	(25)		17
	Bond;	12.25%; 03/06/2030
Barclays Bank PLC		Republic of Brazil Global	0.77%	1.00%	06/20/2015		500	1	(2)		3
	Bond;	12.25%; 03/06/2030
Barclays Bank PLC		Republic of Indonesia 144A	1.26%	1.00%	06/20/2016		1,500	(9)	(11)		2
	Note;	7.25%; 04/20/2015
Barclays Bank PLC		Republic of Indonesia 144A	1.26%	1.00%	06/20/2016		1,500	(9)	(11)		2
	Note;	7.25%; 04/20/2015
BNP Paribas		General Electric Capital	0.14%	1.00%	03/20/2014		1,100	1	(2)		3
	Corp;	5.63%; 09/15/2017
BNP Paribas		US Treasury Note; 4.88%;	0.31%	0.25%	03/20/2016	EUR	6,200	(8)	(40)		32
		08/15/2016
Citibank NA		Mexico Government Global	0.58%	1.00%	06/20/2016		$2,900	31	(3)		34
	Bond;	7.50%; 04/08/2033
Citibank NA		Mexico Government Global	0.49%	1.00%	09/20/2015		700	7	(3)		10
	Bond;	7.50%; 04/08/2033
Citibank NA		Mexico Government Global	0.40%	1.00%	03/20/2015		1,100	8	(6)		14
	Bond;	7.50%; 04/08/2033
Citibank NA		Republic of Brazil Global	1.20%	1.00%	06/20/2016		5,400	(28)	(8)		(20)
	Bond;	12.25%; 03/06/2030
Citibank NA		Republic of Brazil Global	0.77%	1.00%	06/20/2015		1,000	2	(8)		10
	Bond;	12.25%; 03/06/2030
Citibank NA		Republic of Brazil Global	0.91%	1.00%	09/20/2015		1,000	1	(5)		6
	Bond;	12.25%; 03/06/2030
Deutsche Bank AG		Berkshire Hathaway Inc;	0.39%	1.00%	09/20/2016		1,100	17	15		2
		1.9%; 01/31/2017
Deutsche Bank AG		General Electric Capital	0.41%	1.00%	09/20/2015		1,500	14	15		(1)
	Corp;	5.625%; 09/15/2017
Deutsche Bank AG		JPMorgan Chase & Co;	0.45%	1.00%	09/20/2016		2,300	34	26		8
		4.75%; 03/01/2015
Deutsche Bank AG		Mexico Government Global	0.53%	1.00%	03/20/2016		5,600	60	(17)		77
	Bond;	7.50%; 04/08/2033
Deutsche Bank AG		Mexico Government Global	0.40%	1.00%	03/20/2015		800	6	(4)		10
	Bond;	7.50%; 04/08/2033
Deutsche Bank AG		Republic of Brazil Global	0.77%	1.00%	06/20/2015		600	2	(1)		3
	Bond;	12.25%; 03/06/2030
Deutsche Bank AG		Republic of Indonesia;	0.97%	1.00%	09/20/2015		500	—	(4)		4
		6.75%; 03/10/2014
Goldman Sachs & Co		Berkshire Hathaway	0.20%	1.00%	03/20/2015		1,100	10	(4)		14
		Finance Corp; 4.63%;
		10/15/2013
Goldman Sachs & Co		Mexico Government Global	0.53%	1.00%	03/20/2016		1,900	20	(28)		48
	Bond;	5.95%; 03/19/2019
Goldman Sachs & Co		Republic of Brazil Global	0.77%	1.00%	06/20/2015		500	1	(2)		3
	Bond;	12.25%; 03/06/2030
Goldman Sachs & Co		UK Gilt; 4.25%; 06/07/2032	0.08%	1.00%	06/20/2015		1,000	12	2		10
HSBC Securities Inc		Mexico Government	0.62%	1.00%	09/20/2016		300	3	1		2
		International Bond; 5.95%;
		03/19/2019

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)
Counterparty (Issuer)		Reference Entity	Implied Credit Spread as of January 31, 2014 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)	Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)
HSBC Securities Inc		Mexico Government	0.65%	(1.00)%	12/20/2016		$100	$1	$1		$—
		International Bond; 5.95%;
		03/19/2019
HSBC Securities Inc		Republic of Brazil Global	0.91%	1.00%	09/20/2015		1,500	1	(5)		6
	Bond;	12.25%; 03/06/2030
HSBC Securities Inc		Republic of Brazil Global	1.00%	1.00%	12/20/2015		5,200	(3)	(62)		59
	Bond;	12.25%; 03/06/2030
HSBC Securities Inc		Republic of Brazil Global	0.77%	1.00%	06/20/2015		2,100	5	(6)		11
	Bond;	12.25%; 03/06/2030
HSBC Securities Inc		Republic of Brazil Global	1.20%	1.00%	06/20/2016		6,000	(32)	(103)		71
	Bond;	12.25%; 03/06/2030
HSBC Securities Inc		Republic of Brazil Global	0.77%	1.00%	06/20/2015		4,400	10	(13)		23
	Bond;	12.25%; 03/06/2030
JP Morgan Chase		General Electric Capital	0.14%	1.00%	03/20/2014		3,400	4	(5)		9
	Corp;	5.63%; 09/15/2017
JP Morgan Chase		Mexico Government Global	0.80%	1.00%	09/20/2017		9,600	76	(93)		169
	Bond;	5.95%; 03/19/2019
JP Morgan Chase		Mexico Government Global	1.05%	1.00%	12/20/2018		3,000	(4)	(7)		3
	Bond;	5.95%; 03/19/2019
JP Morgan Chase		Mexico Government	0.65%	1.00%	12/20/2016		1,800	19	23		(4)
		International Bond; 5.95%;
		03/19/2019
JP Morgan Chase		Mexico Government	0.62%	1.00%	09/20/2016		200	2	1		1
		International Bond; 7.5%;
		4/08/2033
JP Morgan Chase		Republic of Brazil Global	1.30%	1.00%	09/20/2016		1,200	(10)	(4)		(6)
	Bond;	12.25%; 03/06/2030
Morgan Stanley & Co		Republic of Brazil Global	0.77%	1.00%	06/20/2015		600	1	(2)		3
	Bond;	12.25%; 03/06/2030
Morgan Stanley & Co		Republic of Indonesia 144A	1.07%	1.00%	12/20/2015		1,100	(1)	(29)		28
	Note;	7.25%; 04/20/2015
Royal Bank of Scotland PLC Mexico Government Global			0.49%	1.00%	09/20/2015		2,100	19	(8)		27
	Bond;	7.50%; 04/08/2033
UBS AG		Berkshire Hathaway	0.20%	1.00%	03/20/2015		1,100	11	(4)		15
		Finance Corp; 4.63%;
		10/15/2013
UBS AG		Republic of Brazil Global	0.91%	1.00%	09/20/2015		500	1	(1)		2
	Bond;	12.25%; 03/06/2030
UBS AG		US Treasury Note; 4.88%;	0.31%	0.25%	09/20/2015	EUR	10,100	(12)	(44)		32
		08/15/2016
Total								$494	$(739	) $	1,233

Amounts in thousands
Exchange Cleared Credit Default Swaps

Sell Protection
		Reference Entity	Implied Credit Spread as of January 31, 2014 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)	Unrealized Appreciation/ (Depreciation)
		CDX.ITRAXX.MAIN20.5Y	N/A	1.00%	12/20/2018	EUR	10,800	$125			$164
Total								$125			$164

Amounts in thousands

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $111,000 and 27,100 EUR .

(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

Exchange Cleared Credit Default Swaps (continued)
(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Foreign Currency Contracts

Foreign Currency Purchase						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Accept In Exchange For		Fair Value	Appreciation/(Depreciation)
Brazilian Real	BNP Paribas	02/18/2014	311,400	$150	$129	$(21)
Brazilian Real	Goldman Sachs & Co	02/18/2014	103,730	50	43	(7)
Brazilian Real	Goldman Sachs & Co	08/18/2014	103,730	50	41	(9)
Canadian Dollar	UBS AG	03/20/2014	2,324,000	2,093	2,085	(8)
Euro	Deutsche Bank AG	02/04/2014	88,292,000	120,739	119,080	(1,659)
Mexican Peso	Deutsche Bank AG	03/06/2014	13,241,000	1,015	988	(27)
Total						$(1,731)

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Brazilian Real	Goldman Sachs & Co	02/18/2014	103,730	$50	$43	$7
Brazilian Real	Goldman Sachs & Co	08/18/2014	103,730	50	41	9
Brazilian Real	JP Morgan Chase	02/18/2014	311,400	150	129	21
British Pound Sterling	Barclays Bank PLC	03/12/2014	9,381,000	15,350	15,416	(66)
Canadian Dollar	Citigroup Inc	03/20/2014	34,745,000	32,738	31,170	1,568
Euro	Bank of America NA	03/14/2014	27,888,000	36,755	37,610	(855)
Euro	Bank of America NA	06/02/2014	5,300,000	7,079	7,148	(69)
Euro	BNP Paribas	04/01/2014	400,000	505	539	(34)
Euro	BNP Paribas	06/02/2014	600,000	758	809	(51)
Euro	BNP Paribas	07/01/2014	400,000	505	539	(34)
Euro	BNP Paribas	08/01/2014	400,000	507	540	(33)
Euro	Citigroup Inc	02/04/2014	21,723,000	29,903	29,298	605
Euro	Citigroup Inc	03/13/2014	302,000	415	407	8
Euro	Citigroup Inc	04/01/2014	1,000,000	1,268	1,349	(81)
Euro	Deutsche Bank AG	03/04/2014	88,292,000	120,734	119,071	1,663
Euro	Goldman Sachs & Co	02/28/2014	8,366,000	11,200	11,283	(83)
Euro	HSBC Securities Inc	02/04/2014	48,494,000	66,554	65,404	1,150
Euro	JP Morgan Chase	02/04/2014	18,075,000	24,709	24,378	331
Euro	Royal Bank of Scotland PLC	03/14/2014	2,388,000	3,192	3,220	(28)
Japanese Yen	Bank of America NA	02/18/2014	224,900,000	2,167	2,202	(35)
Japanese Yen	Citigroup Inc	02/18/2014	549,000,000	5,338	5,374	(36)
Japanese Yen	Deutsche Bank AG	02/18/2014	187,600,000	1,821	1,836	(15)
Japanese Yen	HSBC Securities Inc	02/18/2014	910,700,000	9,171	8,915	256
Japanese Yen	JP Morgan Chase	02/18/2014	551,400,000	5,313	5,398	(85)
Japanese Yen	UBS AG	02/18/2014	614,400,000	5,881	6,014	(133)
Mexican Peso	BNP Paribas	02/06/2014	21,678,351	1,678	1,621	57
Mexican Peso	Deutsche Bank AG	03/06/2014	175,521,414	13,586	13,097	489
Total						$4,526

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments Core Plus Bond Fund I January 31, 2014 (unaudited)

Futures Contracts

Type			Long/Short	Contracts		Notional Value			Fair Value	Unrealized Appreciation/(Depreciation)
90 day Eurodollar; December 2015			Long	5,109		$1,264,137			$1,264,286	$149
90 day Eurodollar; December 2016			Long		146		35,593		35,735	142
90 day Eurodollar; June 2015			Long		711		176,727		176,675	(52)
90 day Eurodollar; June 2016			Long		374		92,062		92,046	(16)
90 day Eurodollar; June 2017			Long		83		20,072		20,213	141
90 day Eurodollar; March 2015			Long		72		17,900		17,916	16
90 day Eurodollar; March 2016			Long	1,692			417,878		417,586	(292)
90 day Eurodollar; March 2017			Long		53		12,845		12,939	94
90 day Eurodollar; September 2015			Long	3,982			986,753		987,635	882
90 day Eurodollar; September 2016			Long	1,464			357,881		359,320	1,439
Euribor; December 2014			Long		92		30,924		30,943	19
Euribor; June 2015			Long		92		30,887		30,918	31
Euribor; March 2015			Long		92		30,909		30,932	23
Euribor; September 2015			Long		92		30,861		30,898	37
US 10 Year Note; March 2014			Long		499		62,562		62,749	187
US 5 Year Note; March 2014			Long	2,609			315,078		314,711	(367)
Total										$2,433

Amounts in thousands except contracts

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value		Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Bank of America	Brazil Cetip	Pay	8.86%	01/02/2017	BRL	3,800		$(113)	$2	$(115)
NA	Interbank Deposit
Bank of America	MXN TIIE Banxico	Pay	5.50%	09/02/2022	MXN	7,500		(50)	(9)	(41)
NA
Barclays Bank PLC MXN TIIE Banxico		Pay	5.75%	06/05/2023		2,800		(18)	(8)	(10)
Barclays Bank PLC MXN TIIE Banxico		Pay	5.00%	09/13/2017		1,700		(1)	(1)	—
Barclays Bank PLC MXN TIIE Banxico		Pay	5.60%	09/06/2016		196,300		308	42	266
Barclays Bank PLC MXN TIIE Banxico		Pay	5.50%	09/13/2017		68,400		50	(8)	58
BNP Paribas	MXN TIIE Banxico	Pay	5.75%	06/05/2023		3,300		(21)	(4)	(17)
Deutsche Bank AG	Brazil Cetip	Pay	9.13%	01/02/2017	BRL	3,000		(89)	9	(98)
	Interbank Deposit
Deutsche Bank AG	Brazil Cetip	Pay	10.63%	01/02/2017		1,000		(16)	—	(16)
	Interbank Deposit
Deutsche Bank AG	MXN TIIE Banxico	Pay	5.75%	06/05/2023	MXN	6,700		(43)	(11)	(32)
Goldman Sachs &	Brazil Cetip	Pay	10.63%	01/02/2017	BRL	1,000		(16)	—	(16)
Co	Interbank Deposit
Goldman Sachs &	Brazil Cetip	Pay	9.10%	01/02/2017		2,000		(61)	—	(61)
Co	Interbank Deposit
Goldman Sachs &	MXN TIIE Banxico	Pay	5.75%	06/05/2023	MXN	7,000		(45)	(16)	(29)
Co
HSBC Securities Inc MXN TIIE Banxico		Pay	5.00%	09/13/2017		5,100		(3)	(2)	(1)
HSBC Securities Inc MXN TIIE Banxico		Pay	5.50%	09/13/2017		87,600		64	(12)	76
HSBC Securities Inc MXN TIIE Banxico		Pay	5.60%	09/06/2016		66,000		103	8	95
HSBC Securities Inc MXN TIIE Banxico		Pay	5.75%	06/05/2023		3,200		(21)	(6)	(15)
HSBC Securities Inc MXN TIIE Banxico		Pay	5.50%	09/02/2022		11,400		(77)	(19)	(58)
JP Morgan Chase	MXN TIIE Banxico	Pay	6.00%	06/05/2023		12,000		(60)	(44)	(16)
Morgan Stanley &	Brazil Cetip	Pay	9.14%	01/02/2017	BRL	2,000		(60)	5	(65)
Co	Interbank Deposit
Morgan Stanley &	MXN TIIE Banxico	Pay	6.35%	06/02/2021	MXN	9,300		(7)	2	(9)
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	5.50%	09/13/2017		31,000		23	(5)	28
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	5.60%	09/06/2016		24,800		39	5	34
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	5.50%	09/02/2022		45,200		(304)	(76)	(228)
Co
UBS AG	Brazil Cetip	Pay	8.90%	01/02/2017	BRL	1,500		(48)	1	(49)
	Interbank Deposit
Total								$(466)	$(147)	$(319)

Amounts in thousands

See accompanying notes

				Schedule of Investments
Core Plus Bond Fund I
January 31, 2014 (unaudited)

Exchange Cleared Interest Rate Swaps

	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount		Fair Value	Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Receive	3.50%	12/18/2043		$9,100		$178	$			(160)
	3 Month LIBOR	Receive	2.75%	06/19/2043		275,800		45,140				27,298
	3 Month LIBOR	Pay	1.50%	03/18/2016		441,100		3,354				1,474
	3 Month LIBOR	Pay	3.00%	09/21/2017		449,800		3,737				391
	3 Month LIBOR	Pay	1.50%	12/16/2016		262,800		224				46
	6 Month JPY	Receive	1.00%	09/18/2023	JPY	5,350,000		(1,065)				(1,419)
	LIBOR
	Federal Fund	Pay	1.00%	10/15/2017		$140,600		(1,167)				(1,035)
	Effective Rate US
Total								$50,401	$			26,595

Amounts in thousands

Interest Rate Swaptions

Written Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate		Expiration Date	Notional Amount		Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - 1 Year Interest Bank of America NA		3 Month	Receive	0.40%		03/13/2014	EUR	18,000	$(34)	$(40	) $	(6)
Rate Swap		EURIBOR
Call - 1 Year Interest Barclays Bank PLC		3 Month	Receive	0.40%		03/17/2014		4,400	(9)	(10)		(1)
Rate Swap		EURIBOR
Call - 1 Year Interest Goldman Sachs & Co		3 Month	Receive	0.40%		03/13/2014		4,400	(9)	(10)		(1)
Rate Swap		EURIBOR
Call - 10 Year	Citibank NA	3 Month	Receive	2.65%		03/04/2014		$5,700	(25)	(9)		16
Interest Rate Swap		LIBOR
Call - 10 Year	Deutsche Bank AG	3 Month	Receive	2.40%		03/18/2014		9,100	(28)	(1)		27
Interest Rate Swap		LIBOR
Call - 10 Year	Goldman Sachs & Co	3 Month	Receive	2.60%		03/04/2014		9,400	(56)	(9)		47
Interest Rate Swap		LIBOR
Call - 10 Year	Royal Bank of	3 Month	Receive	2.50%		03/04/2014		14,400	(53)	(4)		49
Interest Rate Swap	Scotland PLC	LIBOR
Call - 5 Year Interest Goldman Sachs & Co		3 Month	Receive	1.40%		05/07/2014		18,500	(48)	(15)		33
Rate Swap		LIBOR
Call - 5 Year Interest JP Morgan Chase		3 Month	Receive	1.55%		07/28/2014		26,200	(67)	(72)		(5)
Rate Swap		LIBOR
Call - 5 Year Interest Morgan Stanley & Co		3 Month	Receive	1.40%		05/07/2014		24,200	(59)	(19)		40
Rate Swap		LIBOR
Call - 5 Year Interest Morgan Stanley & Co		3 Month	Receive	1.55%		07/28/2014		33,000	(79)	(91)		(12)
Rate Swap		LIBOR
Call - 5 Year Interest Morgan Stanley & Co		3 Month	Receive	1.60%		04/28/2014		19,800	(30)	(61)		(31)
Rate Swap		LIBOR
Put - 1 Year Interest	Bank of America NA	3 Month	Receive	0.40%		03/13/2014	EUR	18,000	(40)	(1)		39
Rate Swap		EURIBOR
Put - 1 Year Interest	Barclays Bank PLC	3 Month	Receive	0.40%		03/17/2014		4,400	(10)	(1)		9
Rate Swap		EURIBOR
Put - 1 Year Interest	Goldman Sachs & Co	3 Month	Receive	0.40%		03/13/2014		4,400	(9)	—		9
Rate Swap		EURIBOR
Put - 1 Year Interest	Morgan Stanley & Co	3 Month	Receive	2.00%		04/01/2014		$137,300	(360)	(124)		236
Rate Swap		LIBOR
Put - 10 Year Interest Citibank NA		3 Month	Receive	3.10%		03/04/2014		5,700	(68)	(9)		59
Rate Swap		LIBOR
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	3.10%		03/04/2014		18,300	(255)	(28)		227
Rate Swap		LIBOR
Put - 10 Year Interest Deutsche Bank AG		3 Month	Receive	2.90%		03/18/2014		9,100	(146)	(73)		73
Rate Swap		LIBOR
Put - 2 Year Interest	Goldman Sachs & Co	3 Month	Receive	2.00%		04/01/2014		57,000	(62)	(51)		11
Rate Swap		LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.90%		05/07/2014		18,500	(157)	(105)		52
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	2.40%		07/28/2014		42,600	(268)	(205)		63
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	2.00%		04/28/2014		19,800	(149)	(75)		74
Rate Swap		LIBOR
Total									$(2,021)	$(1,013	) $	1,008

Amounts in thousands

See accompanying notes

Schedule of Investments Core Plus Bond Fund I January 31, 2014 (unaudited)

Options
Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - US 10 Year Future	$125.00	05/26/2014	89	$	(68)	$(84)	$(16)
Put - Eurodollar 3 Year Future	$97.38	03/17/2014	274	(96)	(37)	59
Put - US 10 Year Future	$122.00	05/26/2014	89	(79)	(57)	22
Total	$	(243)	$(178)	$65

Amounts in thousands except contracts

Credit Default Swaptions
Written Swaptions Outstanding	Counterparty (Issuer)	Reference Entity	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - 5 Year	BNP Paribas	CDX.IG.21Y	Sell	0.60%	03/19/2014	$8,100	$(5)	$(2	) $	3
Credit Default
Swap
Call - 5 Year	BNP Paribas	CDX.ITRAXX.MAIN20	Sell	0.70%	03/19/2014	EUR	4,800	(4)	(3)	1
Credit Default
Swap
Call - 5 Year	JP Morgan Chase CDX.IG.21Y	Sell	0.60%	03/19/2014	$4,700	(2)	(1)	1
Credit Default
Swap
Put- 5 Year Credit BNP Paribas	CDX.IG.21Y	Sell	0.90%	03/19/2014	8,100	(10)	(7)	3
Default Swap
Put- 5 Year Credit BNP Paribas	CDX.ITRAXX.MAIN20	Sell	1.10%	03/19/2014	EUR	4,800	(12)	(5)	7
Default Swap
Put- 5 Year Credit JP Morgan Chase CDX.IG.21Y	Sell	0.90%	03/19/2014	$4,700	(8)	(4)	4
Default Swap
Total	$(41)	$(22	) $	19

Amounts in thousands

Inflation Floor

Description	Counterparty (Issuer)	Strike Index	Exercise Index	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Floor - US CPI Urban	Citibank NA	$217.97	Max of $0 or (0-	09/29/2020	$5,500	$(71)	$(1)	$70
Consumers NSA Index	(Index Final/Index
Initial - 1))
Floor - US CPI Urban	Citibank NA	$216.69	Max of $0 or (0-	04/07/2020	12,500	(111)	(2)	109
Consumers NSA Index	(Index Final/Index
Initial - 1))
Floor - US CPI Urban	Citibank NA	$215.95	Max of $0 or (0-	03/12/2020	5,200	(44)	(1)	43
Consumers NSA Index	(Index Final/Index
Initial - 1))
Floor - US CPI Urban	Deutsche Bank AG	$215.95	Max of $0 or (0-	03/10/2020	1,800	(14)	(1)	13
Consumers NSA Index	(Index Final/Index
Initial - 1))
Total	$(240)	$(5)	$235

Amounts in thousands

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 96.89%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 1.75%				Banks (continued)
JCDecaux SA	328,707	$14,018		Svenska Handelsbanken AB	657,205	$31,186
Publicis Groupe SA	398,323	35,266		Swedbank AB	1,523,820	39,764
Teleperformance	25,740	1,505		Toronto-Dominion Bank/The	416,300	36,003
WPP PLC	1,742,306	36,506		Westpac Banking Corp	187,068	5,042
		$87,295				$662,666

Aerospace & Defense - 1.57%				Beverages - 2.08%
Airbus Group NV	348,293	24,675		AMBEV SA ADR	3,167,491	20,715
BAE Systems PLC	2,607,497	18,395		Anheuser-Busch InBev NV	494,380	47,383
Safran SA	493,900	35,100		Asahi Group Holdings Ltd	493,700	13,426
		$78,170		Fomento Economico Mexicano SAB de CV	227,642	20,543
				ADR
Agriculture - 1.81%				Lotte Chilsung Beverage Co Ltd (a)	843	1,281
British American Tobacco PLC	918,329	43,821				$103,348
ITC Ltd	362,203	1,881
Japan Tobacco Inc	1,433,500	44,251		Biotechnology - 0.62%
		$89,953		CSL Ltd	486,367	29,937
				Genmab A/S (a)	22,203	884
Airlines - 1.17%						$30,821
easyJet PLC	1,608,693	43,450
Ryanair Holdings PLC ADR(a)	318,300	15,040		Building Materials - 0.52%
		$58,490		Buzzi Unicem SpA	80,253	1,462
				CSR Ltd	4,331,726	11,082
Automobile Manufacturers - 3.18%				Kingspan Group PLC	546,390	10,414
Bayerische Motoren Werke AG	198,682	21,568		Sanwa Holdings Corp	220,000	1,533
Daimler AG	524,476	43,807		Sumitomo Osaka Cement Co Ltd	379,000	1,417
Fuji Heavy Industries Ltd	1,021,100	27,837				$25,908
Toyota Motor Corp	1,141,800	65,333
		$158,545		Chemicals - 1.61%
				BASF SE	94,641	10,118
Automobile Parts & Equipment - 2.33%				Essentra PLC	700,989	9,542
Aisin Seiki Co Ltd	527,400	19,419		Johnson Matthey PLC	378,411	20,058
Continental AG	155,692	33,414		Methanex Corp	35,393	2,117
Georg Fischer AG (a)	14,290	9,788
				Nippon Soda Co Ltd	250,000	1,420
JTEKT Corp	924,100	13,606		Sasol Ltd	434,438	20,903
Kenda Rubber Industrial Co Ltd	426,401	919		Tokuyama Corp	503,000	2,010
Minth Group Ltd	550,000	1,075		Yara International ASA	335,405	13,852
Norma Group SE	29,445	1,584				$80,020
Plastic Omnium SA	65,658	1,697
Stanley Electric Co Ltd	540,100	12,202		Commercial Services - 1.26%
Takata Corp	62,900	1,868		Ashtead Group PLC	1,024,204	13,270
Tokai Rika Co Ltd	94,382	1,732		Cramo OYJ	78,279	1,551
Toyo Tire & Rubber Co Ltd	163,171	918		Kroton Educacional SA	883,300	13,499
Valeo SA	145,034	16,184		Loomis AB	60,242	1,423
Xinyi Glass Holdings Ltd	1,888,000	1,530		Stantec Inc	196,148	11,937
		$115,936		TAL Education Group ADR(a)	433,715	10,387
				WuXi PharmaTech Cayman Inc ADR(a)	305,781	10,672
Banks - 13.31%						$62,739
Australia & New Zealand Banking Group Ltd	1,133,485	29,856
Banca Generali SpA	55,342	1,691		Computers - 1.10%
Bangkok Bank PCL	1,659,100	8,602		Cap Gemini SA	264,445	17,989
Bank of China Ltd	38,837,300	16,392		CGI Group Inc (a)	529,500	16,245
Bank of Georgia Holdings PLC	48,610	1,715		Gigabyte Technology Co Ltd	1,665,000	2,197
BNP Paribas SA	435,660	33,635		Ingenico	122,669	10,525
Canadian Imperial Bank of Commerce/Canada	211,300	16,424		NEC Networks & System Integration Corp	67,300	1,563
Credito Emiliano SpA	191,807	1,567		Wipro Ltd ADR	477,641	6,181
DBS Group Holdings Ltd	2,873,003	37,103				$54,700
DNB ASA	1,595,741	27,099
Gunma Bank Ltd/The	286,000	1,514		Distribution & Wholesale - 0.31%
HSBC Holdings PLC	3,481,213	35,723		DCC PLC	47,224	2,145
KBC Groep NV	276,472	16,307		Inchcape PLC	139,991	1,342
King's Town Bank	1,879,000	1,830		ITOCHU Corp	957,200	11,694
Lloyds Banking Group PLC (a)	32,031,898	43,683				$15,181
Malayan Banking Bhd	6,504,800	18,741		Diversified Financial Services - 2.52%
Mitsubishi UFJ Financial Group Inc	6,516,825	39,178		Azimut Holding SpA	731,943	21,156
Natixis	2,191,061	12,853		Century Tokyo Leasing Corp	57,500	1,675
Nordea Bank AB	3,037,223	40,529		Coronation Fund Managers Ltd	155,644	1,118
Royal Bank of Canada	593,900	36,756		Daiwa Securities Group Inc	3,553,000	32,952
Sberbank of Russia	3,526,655	9,786		Mega Financial Holding Co Ltd	19,085,128	15,409
Sberbank of Russia ADR	740,894	7,998		ORIX Corp	2,357,610	35,760
Skandinaviska Enskilda Banken AB	3,205,011	41,296		Paragon Group of Cos PLC	311,322	1,795
Sumitomo Mitsui Financial Group Inc	1,067,200	49,439		Schroders PLC	176,373	7,139
Sumitomo Mitsui Trust Holdings Inc	4,416,739	20,954

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Diversified Financial Services (continued)				Healthcare - Services (continued)
Tokai Tokyo Financial Holdings Inc	986,100	$8,610		Ramsay Health Care Ltd	484,580	$18,606
		$125,614				$39,281

Electric - 0.91%				Holding Companies - Diversified - 0.02%
China Power International Development Ltd	5,120,000	1,722		Emperor International Holdings	3,308,000	870
Enel SpA	2,624,033	11,943
Iren SpA	579,357	819
Tenaga Nasional BHD	8,806,400	31,046		Home Builders - 2.15%
				Barratt Developments PLC	7,708,766	47,926
		$45,530		Persimmon PLC (a)	1,119,660	24,125
Electrical Components & Equipment - 0.96%				Taylor Wimpey PLC	19,134,187	35,216
Delta Electronics Inc	2,171,000	11,882				$107,267

Hitachi Ltd	4,739,639	36,132		Home Furnishings - 0.03%
		$48,014		Howden Joinery Group PLC	283,693	1,598
Electronics - 1.15%
Enplas Corp	26,600	1,771		Insurance - 5.86%
Hoya Corp	657,600	18,172		Allianz SE	287,418	47,781
Jahwa Electronics Co Ltd (a)	85,900	1,536
				AXA SA	1,011,333	26,528
Merry Electronics Co Ltd	2,029,000	11,659		Beazley PLC	410,632	1,721
Micro-Star International Co Ltd	2,238,000	1,947		Challenger Ltd/Australia	289,338	1,517
Minebea Co Ltd	209,885	1,579		Grupo Catalana Occidente SA	46,661	1,790
Omron Corp	474,200	18,749		Hannover Rueck SE	415,145	32,934
Truly International Holdings Ltd	2,972,000	1,633		Legal & General Group PLC	4,875,503	17,219
		$57,046		Manulife Financial Corp	1,162,000	21,440
Engineering & Construction - 1.18%				MS&AD Insurance Group Holdings	628,700	14,567
Bilfinger SE	125,218	14,388		Prudential PLC	2,263,232	45,559
Keller Group PLC	82,060	1,597		Sampo	1,039,155	48,184
Skanska AB	641,540	12,631		Sanlam Ltd	2,414,012	10,385
TAV Havalimanlari Holding AS	699,449	5,262		SCOR SE	51,861	1,680
Vinci SA	376,618	24,627		Standard Life PLC	251,993	1,510
		$58,505		Tokio Marine Holdings Inc	649,600	18,967
						$291,782
Entertainment - 0.03%
Gtech Spa	52,172	1,588		Internet - 1.90%
				Kakaku.com Inc	407,100	7,698
				Optimal Payments PLC (a)	250,990	1,650
Food - 2.20%				Quindell PLC (a)	4,719,440	2,346
Aryzta AG (a)	182,137	14,313		Rightmove PLC	27,247	1,134
Associated British Foods PLC	314,368	14,010		SouFun Holdings Ltd ADR	203,295	16,546
Cia Brasileira de Distribuicao Grupo Pao de	66,315	2,538		Tencent Holdings Ltd	780,400	54,714
Acucar ADR				Vipshop Holdings Ltd ADR(a)	100,672	10,580
GFPT PCL (b)	5,296,700	2,106
						$94,668
JBS SA	3,338,266	11,689
Magnit OJSC	306,903	16,157		Iron & Steel - 0.80%
Nestle SA	645,196	46,758		APERAM (a)	41,218	739
Premier Foods PLC (a)	416,725	978		BlueScope Steel Ltd (a)	353,334	1,669
Sao Martinho SA	80,307	823		Fortescue Metals Group Ltd	4,920,438	22,823
		$109,372		Nisshin Steel Holdings Co Ltd	140,500	1,491
				Salzgitter AG	35,265	1,556
Forest Products & Paper - 2.22%				Voestalpine AG	260,541	11,661
DS Smith PLC	3,427,413	18,455				$39,939
Mondi PLC	1,302,143	19,705
Smurfit Kappa Group PLC	1,736,135	40,652		Lodging - 0.65%
Sumitomo Forestry Co Ltd	150,866	1,626		Galaxy Entertainment Group Ltd (a)	1,580,000	15,444
Svenska Cellulosa AB SCA	981,929	27,922		MGM China Holdings Ltd	4,327,200	16,960
West Fraser Timber Co Ltd	38,468	1,975				$32,404

		$110,335		Machinery - Diversified - 0.43%
Gas - 0.56%				Bucher Industries AG	5,184	1,518
Gas Natural SDG SA	727,603	17,982		Daihen Corp	168,000	743
Keyera Corp	164,700	9,760		Duerr AG	22,921	1,925
		$27,742		Ebara Corp	320,500	2,050
				Mitsubishi Heavy Industries Ltd	2,055,000	13,265
Healthcare - Products - 0.98%				OC Oerlikon Corp AG (a)	109,180	1,718
Coloplast A/S	627,115	47,109				$21,219
Elekta AB	126,024	1,835
		$48,944		Media - 2.50%
				Grupo Televisa SAB ADR	696,327	20,235
Healthcare - Services - 0.79%				ITV PLC	11,373,522	36,701
Eurofins Scientific SE	3,883	988		Mediaset SpA (a)	3,350,198	17,039
Fresenius SE & Co KGaA	114,289	17,841		Naspers Ltd	203,916	20,979
Primary Health Care Ltd	424,961	1,846		ProSiebenSat.1 Media AG	409,629	18,350

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Media (continued)				Real Estate (continued)
Societe Television Francaise 1	490,676	$9,052		IMMOFINANZ AG (a)	3,068,285	$14,472
TV Asahi Corp	114,369	2,355		K Wah International Holdings Ltd	2,758,000	2,151
		$124,711		Mitsui Fudosan Co Ltd	1,026,000	32,400
				Sumitomo Realty & Development Co Ltd	330,000	14,571
Metal Fabrication & Hardware - 0.41%						$116,703
Catcher Technology Co Ltd	1,699,000	11,270
NTN Corp	2,118,000	9,069		REITS - 0.89%
		$20,339		Japan Hotel REIT Investment Corp	1,691	812
				Mirvac Group	9,776,408	14,287
Mining - 1.84%				RioCan Real Estate Investment Trust	496,600	11,049
Antofagasta PLC	1,212,716	16,861		Westfield Group	2,045,698	18,292
Argonaut Gold Inc (a)	143,200	645
BHP Billiton Ltd	1,189,903	38,000				$44,440
BHP Billiton PLC	626,897	18,455		Retail - 3.94%
Lundin Mining Corp (a)	362,625	1,586		Alimentation Couche Tard Inc	614,639	45,347
Orica Ltd	783,947	16,137		Cie Financiere Richemont SA	309,723	28,651
		$91,684		Dollarama Inc	463,000	34,920
				E-Mart Co Ltd	45,779	11,034
Miscellaneous Manufacturing - 0.60%				GS Home Shopping Inc	2,848	734
IMI PLC	480,680	11,796		Jean Coutu Group PJC Inc/The	102,516	1,775
Largan Precision Co Ltd	415,000	15,934		Lawson Inc	196,700	14,310
Singamas Container Holdings Ltd	3,572,000	808		Man Wah Holdings Ltd	1,101,687	2,002
Trelleborg AB	75,392	1,503		Next PLC	233,498	23,949
		$30,041		Pandora A/S	329,034	18,878
Office & Business Equipment - 0.04%				Shimachu Co Ltd	69,100	1,537
Seiko Epson Corp	72,500	1,883		Travis Perkins PLC	392,778	11,207
				Tsuruha Holdings Inc	19,030	1,781
						$196,125
Oil & Gas - 4.45%
Afren PLC (a)	737,604	1,802		Semiconductors - 2.90%
Bellatrix Exploration Ltd (a)	246,900	1,769		ARM Holdings PLC	1,795,974	27,416
BP PLC	6,785,239	53,176		CSR PLC	998,720	10,841
Canadian Natural Resources Ltd	1,109,400	36,377		Everlight Electronics Co Ltd	4,683,000	11,132
DNO International ASA (a)	2,928,156	9,558		King Yuan Electronics Co Ltd	2,603,840	1,779
Gazprom OAO ADR	1,524,643	12,556		MediaTek Inc	1,091,000	14,540
Husky Energy Inc	746,100	22,167		Samsung Electronics Co Ltd	25,341	30,009
OMV AG	355,183	15,368		SK Hynix Inc (a)	326,810	11,387
Repsol SA	550,152	12,858		Taiwan Semiconductor Manufacturing Co Ltd	6,157,544	21,203
RMP Energy Inc (a)	307,454	1,698		Tokyo Electron Ltd	267,100	13,926
Royal Dutch Shell PLC - A Shares	478,207	16,566		Tong Hsing Electronic Industries Ltd	453,000	2,322
Royal Dutch Shell PLC - B Shares	320,409	11,720				$144,555
SK Holdings Co Ltd	75,353	12,548
Vermilion Energy Inc	248,000	13,654		Shipbuilding - 0.03%
		$221,817		Mitsui Engineering & Shipbuilding Co Ltd	793,000	1,547

Packaging & Containers - 0.96%				Software - 0.88%
Amcor Ltd/Australia	2,928,061	27,466		Constellation Software Inc/Canada	8,562	1,840
Orora Ltd (a)	2,928,061	3,280
				HCL Technologies Ltd	943,309	22,013
Rexam PLC	2,077,658	16,811		Tech Mahindra Ltd	353,145	10,064
		$47,557		UBISOFT Entertainment (a)	720,156	10,053
Pharmaceuticals - 7.36%						$43,970
Aurobindo Pharma Ltd	259,060	1,952		Storage & Warehousing - 0.01%
Bayer AG	388,942	51,187		Sumitomo Warehouse Co Ltd/The	131,000	695
BTG PLC (a)	1,104,786	10,755
GlaxoSmithKline PLC	302,035	7,764
Kaken Pharmaceutical Co Ltd	67,000	1,073		Telecommunications - 5.33%
Novartis AG	858,285	67,840		BT Group PLC	7,975,807	50,224
Novo Nordisk A/S	1,285,125	50,908		FIH Mobile Ltd (a)	2,861,000	1,429
Roche Holding AG	353,690	97,040		Freenet AG	565,364	17,238
Sanofi	328,430	32,108		GN Store Nord A/S	77,302	1,836
Sawai Pharmaceutical Co Ltd	28,800	1,710		KDDI Corp	836,300	46,048
Shire PLC	886,388	44,237		Nippon Telegraph & Telephone Corp	765,576	40,975
		$366,574		SK Telecom Co Ltd	62,782	12,650
				SoftBank Corp	673,000	48,723
Pipelines - 0.24%				Telekom Malaysia Bhd	5,986,800	9,855
AltaGas Ltd	318,000	11,826		TELUS Corp	123,672	4,323
				Vodafone Group PLC	8,605,659	31,890
Real Estate - 2.34%						$265,191
Brookfield Asset Management Inc	1,308,258	49,687		Toys, Games & Hobbies - 0.24%
CA Immobilien Anlagen AG (a)	84,720	1,474
China South City Holdings Ltd	3,782,293	1,948		Namco Bandai Holdings Inc	521,700	11,840

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2014 (unaudited)

Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Country	Percent
			Japan	16.85%
Transportation - 3.74%			United Kingdom	16.81%
AP Moeller - Maersk A/S - B shares	1,832	$20,470	Canada	9.85%
Canadian National Railway Co	945,500	50,605	Germany	6.70%
Canadian Pacific Railway Ltd	321,500	48,738	France	6.40%
Deutsche Post AG	564,870	19,510	Switzerland	5.38%
East Japan Railway Co	350,200	25,866	Australia	4.82%
Nippon Yusen KK	3,105,000	9,609	Sweden	3.98%
Seino Holdings Co Ltd	1,063,000	10,037	Denmark	2.81%
Senko Co Ltd	297,000	1,453	Taiwan, Province Of China	2.50%
		$186,288	China	2.44%
			Ireland	2.29%
Water - 0.23%			Korea, Republic Of	1.62%
Suez Environnement Co	638,102	11,429	United States	1.46%
			Brazil	1.29%
TOTAL COMMON STOCKS		$4,824,705	Belgium	1.28%
PREFERRED STOCKS - 0.29%	Shares Held	Value (000's)	Malaysia	1.20%
Food - 0.29%			Italy	1.15%
Cia Brasileira de Distribuicao Grupo Pao de	375,200	14,521	South Africa	1.07%
Acucar			Norway	1.01%
			Finland	1.00%
TOTAL PREFERRED STOCKS		$14,521	Russian Federation	0.93%
	Maturity		Austria	0.86%
REPURCHASE AGREEMENTS - 1.45% Amount (000's)		Value (000's)	India	0.84%
			Mexico	0.81%
Banks - 1.45%			Singapore	0.74%
Investment in Joint Trading Account; Barclays $	9,131	$9,131	Spain	0.66%
Bank PLC Repurchase Agreement; 0.02%			Netherlands	0.57%
dated 01/31/2014 maturing 02/03/2014			Hong Kong	0.55%
(collateralized by US Government			Macao	0.34%
Securities; $9,314,092; 0.25% - 1.50%;			Thailand	0.21%
dated 03/31/15 - 01/31/19)			Turkey	0.11%
Investment in Joint Trading Account; Credit	24,681	24,681	Luxembourg	0.04%
Suisse Repurchase Agreement; 0.01%			Georgia	0.03%
dated 01/31/2014 maturing 02/03/2014			Isle of Man	0.03%
(collateralized by US Government			Other Assets in Excess of Liabilities, Net	1.37%
Securities; $25,174,660; 0.00% - 11.25%;			TOTAL NET ASSETS	100.00%
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	26,090	26,090
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $26,611,691; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	12,413	12,413
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $12,660,779; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
		$72,315
TOTAL REPURCHASE AGREEMENTS		$72,315
Total Investments		$4,911,541
Other Assets in Excess of Liabilities, Net - 1.37%		$68,048
TOTAL NET ASSETS - 100.00%		$4,979,589

(a) Non-Income Producing Security
(b)		Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $2,106 or 0.04% of net assets.

See accompanying notes

Schedule of Investments
Equity Income Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 97.95%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 2.92%				Healthcare - Products - 1.71%
Lockheed Martin Corp	558,995	$84,358		Becton Dickinson and Co	356,163	$38,508
Raytheon Co	744,776	70,806		Medtronic Inc	926,804	52,420
		$155,164				$90,928

Apparel - 1.34%				Insurance - 7.47%
VF Corp	1,220,212	71,321		ACE Ltd	1,120,453	105,110
				Allstate Corp/The	1,060,872	54,317
				Chubb Corp/The	389,854	32,958
Automobile Manufacturers - 0.87%				Fidelity National Financial Inc	2,314,340	72,994
PACCAR Inc	823,773	46,131		MetLife Inc	2,307,289	113,173
				Swiss Re AG ADR	217,573	18,811
Automobile Parts & Equipment - 1.38%						$397,363
Autoliv Inc	520,250	47,171
Johnson Controls Inc	567,100	26,155		Machinery - Diversified - 2.10%
		$73,326		Deere & Co	1,301,079	111,841

Banks - 8.83%
Australia & New Zealand Banking Group Ltd	454,850	11,972		Media - 0.41%
ADR				Walt Disney Co/The	299,265	21,730
Bank of Nova Scotia	871,219	47,777
Grupo Financiero Santander Mexico SAB de	1,542,126	17,056		Mining - 0.54%
CV ADR				BHP Billiton Ltd ADR	454,257	29,050
JP Morgan Chase & Co	1,939,738	107,384
M&T Bank Corp	424,677	47,356
PNC Financial Services Group Inc/The	1,107,496	88,467		Miscellaneous Manufacturing - 1.58%
				3M Co	201,890	25,880
US Bancorp/MN	1,842,769	73,213		Parker Hannifin Corp	513,943	58,266
Wells Fargo & Co	1,684,399	76,370
		$469,595				$84,146
				Oil & Gas - 12.44%
Beverages - 0.75%				Chevron Corp	631,104	70,450
Coca-Cola Co/The	1,058,930	40,049		Crescent Point Energy Corp	1,849,898	63,980
				Exxon Mobil Corp	864,952	79,714
Chemicals - 1.04%				Marathon Oil Corp	1,452,527	47,628
Air Products & Chemicals Inc	207,856	21,854		Marathon Petroleum Corp	1,125,160	97,945
EI du Pont de Nemours & Co	551,299	33,635		Occidental Petroleum Corp	1,103,590	96,642
		$55,489		Penn West Petroleum Ltd	6,396,154	47,779
				Royal Dutch Shell PLC - B shares ADR	1,433,498	104,402
Computers - 2.82%				Total SA ADR	930,962	53,223
Apple Inc	193,300	96,766				$661,763
EMC Corp/MA	2,191,084	53,112
		$149,878		Pharmaceuticals - 12.73%
				Abbott Laboratories	1,691,475	62,009
Distribution & Wholesale - 0.99%				AbbVie Inc	1,331,562	65,553
Genuine Parts Co	639,184	52,573		GlaxoSmithKline PLC ADR	1,253,002	64,580
				Johnson & Johnson	558,134	49,378
Diversified Financial Services - 3.57%				Merck & Co Inc	2,194,934	116,266
BlackRock Inc	363,508	109,223		Novartis AG ADR	783,550	61,955
Discover Financial Services	1,505,641	80,778		Pfizer Inc	3,409,837	103,659
		$190,001		Roche Holding AG ADR	1,047,199	71,838
				Teva Pharmaceutical Industries Ltd ADR	1,840,168	82,127
Electric - 3.58%						$677,365
NextEra Energy Inc	695,843	63,969
Northeast Utilities	1,002,993	43,931		Pipelines - 3.81%
Wisconsin Energy Corp	857,606	36,594		Enterprise Products Partners LP	1,175,505	78,030
Xcel Energy Inc	1,595,741	46,133		Kinder Morgan Energy Partners LP	704,138	55,965
		$190,627		Kinder Morgan Inc/DE	2,021,607	68,755
						$202,750
Electrical Components & Equipment - 0.44%
Emerson Electric Co	353,824	23,331		Private Equity - 1.16%
				KKR & Co LP	2,562,769	61,788

Electronics - 0.72%
Honeywell International Inc	418,319	38,163		REITS - 4.85%
				American Capital Agency Corp	3,230,658	67,682
				Annaly Capital Management Inc	7,651,591	82,408
Food - 2.32%				Digital Realty Trust Inc	2,116,457	107,918
Kraft Foods Group Inc	939,763	49,196				$258,008
Kroger Co/The	2,062,843	74,469
		$123,665		Retail - 2.17%
				Costco Wholesale Corp	191,817	21,553
Gas - 1.01%				McDonald's Corp	500,620	47,143
Sempra Energy	578,847	53,665		Tiffany & Co	559,659	46,558
						$115,254

See accompanying notes

Schedule of Investments
Equity Income Fund
January 31, 2014 (unaudited)

Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Financial	27.92%
Semiconductors - 3.98%				Consumer, Non-cyclical	17.51%
Applied Materials Inc	2,972,249	$49,993		Energy	16.25%
Intel Corp	532,762	13,074		Industrial	10.46%
Maxim Integrated Products Inc	1,581,487	47,856		Consumer, Cyclical	10.24%
Microchip Technology Inc	1,418,906	63,652		Technology	7.99%
Taiwan Semiconductor Manufacturing Co Ltd	2,193,073	37,107		Utilities	4.59%
ADR				Communications	3.45%
		$211,682		Basic Materials	1.58%
				Other Assets in Excess of Liabilities, Net	0.01%
Software - 1.19%				TOTAL NET ASSETS	100.00%
Microsoft Corp	1,667,489	63,114

Telecommunications - 3.04%
BCE Inc	1,604,521	67,342
CenturyLink Inc	1,274,431	36,780
Verizon Communications Inc	426,316	20,472
Vodafone Group PLC ADR	999,868	37,055
		$161,649

Toys, Games & Hobbies - 3.49%
Hasbro Inc	1,638,937	80,504
Mattel Inc	2,786,619	105,446
		$185,950

Transportation - 2.70%
Norfolk Southern Corp	516,569	47,829
Union Pacific Corp	251,369	43,798
United Parcel Service Inc	544,050	51,810
		$143,437
TOTAL COMMON STOCKS		$5,210,796
	Maturity
REPURCHASE AGREEMENTS - 2.04% Amount (000's)		Value(000	's)

Banks- 2.04%
Investment in Joint Trading Account; Barclays $	13,728	$13,728
Bank PLC Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $14,002,643; 0.25% - 1.50%;
dated 03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	37,105	37,105
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $37,847,144; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	39,223	39,223
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $40,007,551; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	18,661	18,661
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $19,033,993; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
		$108,717
TOTAL REPURCHASE AGREEMENTS		$108,717
Total Investments		$5,319,513
Other Assets in Excess of Liabilities, Net - 0.01%		$592
TOTAL NET ASSETS - 100.00%		$5,320,105

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 30.22%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 0.26%				Computers (continued)
BBA Aviation PLC	1,061,888	$5,385		Lexmark International Inc	87,917	$3,445
General Dynamics Corp	52,285	5,297				$10,910
L-3 Communications Holdings Inc	37,640	4,181
Lockheed Martin Corp	38,717	5,843		Cosmetics & Personal Care - 0.11%
		$20,706		Procter & Gamble Co/The	112,268	8,602

Agriculture - 0.12%
Altria Group Inc	266,361	9,381		Diversified Financial Services - 0.20%
				Aircastle Ltd	32,905	622
Vector Group Ltd	36,427	651		Arlington Asset Investment Corp	28,614	751
		$10,032		Azimut Holding SpA	23,674	684
Airlines - 0.00%				Coronation Fund Managers Ltd	101,024	726
Global Aviation Holdings Inc (a),(b),(c)	254,946	—		Home Loan Servicing Solutions Ltd	67,892	1,393
				Ichiyoshi Securities Co Ltd	49,800	756
				Kyokuto Securities Co Ltd	41,200	768
Automobile Manufacturers - 0.10%				Macquarie Group Ltd	84,588	3,990
Daimler AG	98,275	8,209		Malaysia Building Society Bhd	1,322,900	848
				Medley Capital Corp	86,851	1,198
Automobile Parts & Equipment - 0.04%				Provident Financial PLC	40,637	1,088
Tokai Rika Co Ltd	3,400	63		Tokai Tokyo Financial Holdings Inc	100,100	874
Xinyi Glass Holdings Ltd	3,760,000	3,046		Waddell & Reed Financial Inc	42,492	2,754
		$3,109				$16,452

Banks - 0.99%				Electric - 4.94%
Banca Generali SpA	82,341	2,516		AES Corp/VA	192,325	2,704
Bank of China Ltd	13,327,000	5,625		Ameren Corp	47,184	1,785
Bank of Montreal	85,044	5,197		American Electric Power Co Inc	67,198	3,280
BankUnited Inc	18,685	581		Avista Corp	272,837	7,866
Bendigo and Adelaide Bank Ltd	281,884	2,861		China Power International Development Ltd	4,980,000	1,675
BNP Paribas SA	60,549	4,675		Cia Energetica de Minas Gerais ADR	92,293	533
Fifth Third Bancorp	157,121	3,303		Dominion Resources Inc/VA	307,000	20,848
FirstMerit Corp	26,190	533		DTE Energy Co (d)	382,508	26,095
HSBC Holdings PLC	7,008	72		DUET Group	1,522,002	2,776
JP Morgan Chase & Co (d)	107,863	5,971		Duke Energy Corp	172,200	12,161
National Bank of Canada	38,828	2,909		E.ON SE	419,545	7,594
Nordea Bank AB	212,990	2,842		Enel SpA	791,313	3,601
Royal Bank of Canada	48,774	3,019		Entergy Corp (d)	380,000	23,951
Skandinaviska Enskilda Banken AB	349,334	4,501		Exelon Corp	252,845	7,333
Sumitomo Mitsui Financial Group Inc	119,100	5,517		GDF Suez	311,910	6,885
Susquehanna Bancshares Inc	80,124	868		Great Plains Energy Inc	131,384	3,243
Toronto-Dominion Bank/The	97,600	8,441		Hera SpA	323,880	747
Wells Fargo & Co (d)	301,712	13,679		Infraestructura Energetica Nova SAB de CV	30,000	129
Westpac Banking Corp	236,067	6,362		Integrys Energy Group Inc (d)	241,700	13,134
		$79,472		Iren SpA	459,400	649
				ITC Holdings Corp (d)	293,673	30,396
Beverages - 0.04%				NextEra Energy Inc (d)	341,700	31,412
Britvic PLC	314,024	3,577		Northeast Utilities (d)	367,966	16,117
				NRG Yield Inc	70,000	2,726
Biotechnology - 0.03%				PG&E Corp	170,532	7,188
PDL BioPharma Inc	222,588	2,026		Pinnacle West Capital Corp (d)	353,600	18,610
				Portland General Electric Co	240,000	7,243
				Power Assets Holdings Ltd	539,500	4,045
Chemicals - 0.23%				PPL Corp (d)	828,731	25,334
China Sanjiang Fine Chemicals Co Ltd (a)	1,378,000	647		Public Service Enterprise Group Inc	349,375	11,648
Dow Chemical Co/The	90,476	4,117		SCANA Corp (d)	500,000	23,635
Grand Pacific Petrochemical	785,000	568		Southern Co/The (d)	200,000	8,248
Johnson Matthey PLC	57,985	3,074		SP AusNet	6,312,027	6,865
LyondellBasell Industries NV	119,830	9,438		SSE PLC	1,100,153	23,603
Tronox Ltd	28,361	623		Westar Energy Inc	589,536	19,555
		$18,467		Wisconsin Energy Corp (d)	319,500	13,633
Commercial Services - 0.59%						$397,247
Abertis Infraestructuras SA	319,339	7,126		Electrical Components & Equipment - 0.18%
ABM Industries Inc	38,345	1,022		Emerson Electric Co (d)	167,135	11,021
Atlantia SpA	677,519	15,411		Hitachi Ltd	475,000	3,621
Dai Nippon Printing Co Ltd	341,000	3,366				$14,642
RR Donnelley & Sons Co	85,127	1,572
Transurban Group	3,074,313	18,576		Electronics - 0.19%
		$47,073		Boardtek Electronics Corp	618,000	710
				Delta Electronics Thailand PCL (c)	409,900	657
Computers - 0.14%				Honeywell International Inc	65,693	5,993
Apple Inc	7,532	3,771		Hoya Corp	117,600	3,249
Hewlett-Packard Co	127,390	3,694

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Electronics (continued)				Home Builders - 0.09%
Omron Corp	114,700	$4,535		Berkeley Group Holdings PLC	43,806	$1,859
		$15,144		Persimmon PLC (a)	240,034	5,172

Energy - Alternate Sources - 0.01%						$7,031
Pattern Energy Group Inc	22,461	626		Insurance - 1.00%
				Allianz SE	30,409	5,055
				Allstate Corp/The	94,874	4,857
Engineering & Construction - 0.56%				AXA SA	368,945	9,678
ACS Actividades de Construccion y Servicios	34,080	1,196
SA				Axis Capital Holdings Ltd	85,597	3,854
				Baloise Holding AG	46,754	5,585

ACS Actividades (a) de Construccion y Servicios SA - Rights	34,080	19		Challenger Ltd/Australia	164,988	865
Aeroports de Paris	12,485	1,409		Everest Re Group Ltd	28,736	4,160
				Hannover Rueck SE	36,071	2,861

Alion Scienceand Technology Corp - Warrants (a),(b),(c)	7,750	—		Legal & General Group PLC	1,042,480	3,682
Bouygues SA	88,405	3,379		Manulife Financial Corp	185,113	3,416
				MetLife Inc	68,235	3,347
Downer EDI Ltd	910,243	3,921		Muenchener Rueckversicherungs AG	27,880	5,746
Ferrovial SA	187,974	3,607		Old Republic International Corp	37,103	580
Flughafen Zuerich AG	11,858	6,965
NCC AB	129,787	4,142		Powszechny Zaklad Ubezpieczen SA	26,037	3,403
				Prudential Financial Inc	47,902	4,042
Sydney Airport	1,152,780	3,976		SCOR SE	175,617	5,689
Vinci SA	246,928	16,147		StanCorp Financial Group Inc	29,397	1,889
		$44,761		Sun Life Financial Inc	131,000	4,320
Entertainment - 0.06%				Travelers Cos Inc/The	68,279	5,550
Gtech Spa	35,975	1,095		Validus Holdings Ltd	47,244	1,697
National CineMedia Inc	37,476	700				$80,276

Regal Entertainment Group	169,171	3,299		Investment Companies - 0.09%
		$5,094		Ares Capital Corp	250,086	4,429
Food - 0.07%				New Mountain Finance Corp	76,298	1,128
J Sainsbury PLC	529,277	2,997		TCP Capital Corp	48,450	839
Kesko OYJ	49,519	1,825		TICC Capital Corp	88,281	896
Metcash Ltd	331,961	876				$7,292

		$5,698		Iron & Steel - 0.01%
Forest Products & Paper - 0.12%				Nisshin Steel Holdings Co Ltd	81,600	866
DS Smith PLC	641,119	3,452
Stora Enso OYJ	460,534	4,298		Leisure Products & Services - 0.05%
UPM-Kymmene OYJ	142,314	2,180		Round One Corp	89,000	824
		$9,930		Tui Travel PLC	410,689	2,869
Gas - 1.52%						$3,693
AGL Resources Inc	122,118	5,835		Leisure Time - 0.05%
Atmos Energy Corp	164,033	7,875		Travelport LLC (a),(c)	2,425,460	3,626
Gas Natural SDG SA	307,074	7,589
National Grid PLC	2,636,960	34,134
National Grid PLC ADR(d)	190,800	12,360		Media - 0.37%
New Jersey Resources Corp	123,900	5,650		Atresmedia Corp de Medios de Comunicaion	40,392	758
NiSource Inc (d)	238,219	8,188		S.A. (a)
Rubis SCA	138,926	9,020		Comcast Corp - Class A (d)	170,000	9,256
Sempra Energy	100,000	9,271		Gannett Co Inc	101,034	2,781
Snam SpA	1,669,333	9,152		HMH Holdings Inc (a)	360,119	6,929
South Jersey Industries Inc (d)	20,000	1,067		ITV PLC	922,465	2,977
Vectren Corp	166,187	6,069		ProSiebenSat.1 Media AG	134,601	6,030
Western Gas Equity Partners LP (b),(d)	142,200	5,854		Societe Television Francaise 1	54,632	1,008
		$122,064				$29,739

Healthcare - Products - 0.11%				Mining - 0.16%
Fisher & Paykel Healthcare Corp Ltd	284,756	933		BHP Billiton Ltd	105,448	3,367
Medtronic Inc	58,913	3,332		BHP Billiton PLC	118,473	3,488
St Jude Medical Inc	77,756	4,722		Boliden AB	97,249	1,475
		$8,987		Mineral Resources Ltd	103,313	1,017
				Orica Ltd	149,065	3,068
Healthcare - Services - 0.05%				Regis Resources Ltd	327,406	758
Select Medical Holdings Corp	70,358	760				$13,173
WellPoint Inc	37,950	3,264
		$4,024		Miscellaneous Manufacturing - 0.08%
				Crane Co	27,645	1,746
Holding Companies - Diversified - 0.15%				General Electric Co	197,848	4,972
China Merchants Holdings International Co	2,834,000	9,644				$6,718
Ltd
Wharf Holdings Ltd	414,437	2,821
		$12,465

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Office & Business Equipment - 0.01%				Pipelines (continued)
Seiko Epson Corp	25,000	$649		Targa Resources Partners LP (d)	183,854	$9,654
				Tesoro Logistics LP (d)	280,421	14,907
				TransCanada Corp	191,603	8,330
Oil & Gas - 1.66%				TransCanada Corp (d)	215,000	9,340
Bonterra Energy Corp	28,549	1,316		Western Gas Partners LP (b),(d)	280,087	16,654
BP PLC	1,081,570	8,476		Williams Cos Inc/The (d)	675,120	27,335
BP PLC ADR	140,000	6,565		Williams Partners LP	270,000	13,527
Cenovus Energy Inc	84,000	2,197
Chevron Corp (d)	101,346	11,313				$587,008
ConocoPhillips (d)	171,535	11,141		Publicly Traded Investment Fund - 0.01%
Crescent Point Energy Corp	139,800	4,835		John Hancock Preferred Income Fund II	5,250	97
Energen Corp	20,000	1,414		THL Credit Inc	38,872	615
Eni SpA	298,327	6,775				$712
Ensco PLC	76,786	3,868
Exxon Mobil Corp (d)	133,987	12,348		Real Estate - 0.61%
Helmerich & Payne Inc	59,231	5,215		Agile Property Holdings Ltd	2,858,000	2,625
Marathon Oil Corp	96,720	3,171		Atrium European Real Estate Ltd (b)	347,000	1,947
Occidental Petroleum Corp	61,500	5,386		Citycon OYJ	1,176,965	4,014
PBF Energy Inc	65,282	1,693		Country Garden Holdings Co Ltd	2,818,000	1,532
Phillips 66	60,680	4,435		Fabege AB	260,900	3,307
Repsol SA	200,070	4,676		Ho Bee Land Ltd	641,000	1,006
Santos Ltd	268,164	3,133		Hyprop Investments Ltd	246,497	1,612
Seadrill Ltd	250,000	8,927		IMMOFINANZ AG (a)	131,793	622
Statoil ASA	294,292	6,975		KWG Property Holding Ltd	3,234,500	1,686
Suncor Energy Inc	29,665	975		Mitsubishi Estate Co Ltd	368,200	9,043
Total SA	212,296	12,112		Mitsui Fudosan Co Ltd	262,400	8,286
Valero Energy Partners LP	116,767	4,151		Nomura Real Estate Holdings Inc	111,500	2,260
Vermilion Energy Inc	10,696	589		Religare Health Trust	2,231,000	1,332
Whitecap Resources Inc	157,340	1,668		Shenzhen Investment Ltd	4,738,000	1,690
		$133,354		Shimao Property Holdings Ltd	766,000	1,673
				Sino Land Co Ltd	1,560,000	2,071
Packaging & Containers - 0.06%				Sponda OYJ	330,000	1,596
Packaging Corp of America	69,435	4,485		Sun Hung Kai Properties Ltd	246,400	3,004
						$49,306

Pharmaceuticals - 0.80%				REITS - 3.05%
AbbVie Inc	177,336	8,730		AEON REIT Investment Corp	815	1,055
Cardinal Health Inc	105,686	7,189		Agree Realty Corp	24,708	706
Johnson & Johnson	64,150	5,675		AIMS AMP Capital Industrial REIT	608,000	686
Novartis AG	102,731	8,120		Alexandria Real Estate Equities Inc	59,000	4,138
Omnicare Inc	173,798	10,856		Altarea	10,700	1,886
Pfizer Inc (d)	492,600	14,975		American Tower Corp	213,307	17,252
Recordati SpA	54,216	847		Apartment Investment & Management Co	125,000	3,496
Roche Holding AG	27,770	7,619		Ascendas Real Estate Investment Trust	878,000	1,459
		$64,011		Ashford Hospitality Trust Inc (d)	93,800	882
Pipelines - 7.30%				Assura Group Ltd	1,650,000	1,071
Access Midstream Partners LP (d)	383,400	21,490		Astro Japan Property Group (b)	1,000,051	3,411
AltaGas Ltd	16,633	619		Australand Property Group	227,984	775
Buckeye Partners LP (d)	474,749	34,652		Australian Industrial REIT	310,000	563
				Boston Properties Inc (d)	45,277	4,894
Crosstex Energy LP	84,250	2,315
DCP Midstream Partners LP (b),(d)	335,171	16,836		BRE Properties Inc	40,000	2,364
Enbridge Energy Partners LP	96,811	2,844		Cambridge Industrial Trust	2,644,372	1,425
				Camden Property Trust (d)	37,539	2,321
Enbridge Inc	133,020	5,585		Campus Crest Communities Inc (d)	259,071	2,288
Energy Transfer Equity LP (d)	970,850	40,504
Energy Transfer Partners LP (d)	169,600	9,415		Canadian Apartment Properties REIT	148,651	2,829
Enterprise Products Partners LP (d)	829,800	55,082		Challenger Diversified Property Group (b)	482,500	1,056
Genesis Energy LP (b),(d)	226,404	12,459		Corrections Corp of America	43,157	1,449
				Crown Castle International Corp (a)	18,716	1,328
Gibson Energy Inc	62,914	1,530		CubeSmart (d)	176,200	2,904
Kinder Morgan Energy Partners LP (d)	190,770	15,162
Magellan Midstream Partners LP (b),(d)	734,698	48,828		CYS Investments Inc (d)	327,480	2,593
MarkWest Energy Partners LP (d)	494,048	34,677		DCT Industrial Trust Inc (d)	208,000	1,498
MPLX LP (b),(d)	273,290	12,574		DDR Corp	243,000	3,808
Oiltanking Partners LP (b),(d)	128,142	8,154		Digital Realty Trust Inc	89,000	4,538
ONEOK Inc	503,245	34,467		Duke Realty Corp	274,000	4,305
				EPR Properties (d)	76,979	3,932
Pembina Pipeline Corp	313,907	10,775		Equity One Inc (d)	88,952	2,016
Phillips 66 Partners LP	95,700	3,582
Plains All American Pipeline LP (d)	793,601	40,069		Equity Residential	52,496	2,907
				Essex Property Trust Inc (d)	12,635	2,001
Plains GP Holdings LP	133,726	3,399
Regency Energy Partners LP (d)	467,483	12,823		Eurocommercial Properties NV	38,000	1,564
Spectra Energy Corp	569,765	20,483		Extra Space Storage Inc	173,713	7,932
Sunoco Logistics Partners LP (b),(d)	495,512	38,937		Federation Centres Ltd	2,180,000	4,325
				Fortune Real Estate Investment Trust	1,550,000	1,192

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Shipbuilding - 0.01%
Frasers Commercial Trust	1,437,000	$1,407		Yangzijiang Shipbuilding Holdings Ltd	673,000	$606
General Growth Properties Inc	265,000	5,337
Geo Group Inc/The	179,225	6,000
Granite Real Estate Investment Trust	19,000	652		Software - 0.32%
Great Portland Estates PLC	201,548	2,002		CA Inc	185,299	5,944
Health Care REIT Inc	51,080	2,959		Microsoft Corp	520,712	19,709
Hospitality Properties Trust (d)	92,380	2,374				$25,653
Host Hotels & Resorts Inc	65,000	1,195		Storage & Warehousing - 0.06%
Hulic Reit Inc (a),(c)	486	514		Safestore Holdings PLC	1,628,258	5,140
Industria REIT (a),(b)	1,357,751	2,305
Japan Hotel REIT Investment Corp	7,541	3,622
Japan Logistics Fund Inc	900	1,988		Telecommunications - 2.24%
Kenedix Office Investment Corp	774	3,847		AT&T Inc	280,984	9,362
				BCE Inc (d)	540,000	22,664
Kenedix Residential Investment Corp	400	838
Kimco Realty Corp	147,913	3,093		Bezeq The Israeli Telecommunication Corp	579,739	884
Kite Realty Group Trust	155,000	1,000		Ltd
Land Securities Group PLC	266,593	4,501		BT Group PLC	1,090,000	6,864
				CenturyLink Inc (d)	362,000	10,447
Lexington Realty Trust	69,845	755		Cleveland Unlimited Inc - Warrants (a),(b),(c)	2,756	28
Liberty Property Trust (d)	105,848	3,853
Medical Properties Trust Inc	355,000	4,711		Consolidated Communications Holdings Inc	36,478	714
Mirvac Group	3,571,149	5,218		Deutsche Telekom AG	643,151	10,399
Nomura Real Estate Master Fund Inc	4,094	4,322		Eutelsat Communications SA	272,832	8,278
Orix JREIT Inc	1,052	1,397		Freenet AG	194,825	5,940
Pennsylvania Real Estate Investment Trust (d)	68,000	1,268		Frontier Communications Corp	708,432	3,330
Prologis Inc	192,500	7,461		NTELOS Holdings Corp	52,031	854
Public Storage (d)	13,927	2,195		NTT DOCOMO Inc	302,000	4,835
Retail Properties of America Inc	387,122	5,106		SK Telecom Co Ltd	33,341	6,718
RLJ Lodging Trust	79,390	1,983		TDC A/S	817,138	7,688
Sabra Health Care REIT Inc	80,000	2,314		Telecom Corp of New Zealand Ltd	1,750,000	3,319
				Telefonica Brasil SA ADR(d)	178,000	3,382
Saul Centers Inc	33,500	1,561
Senior Housing Properties Trust	189,500	4,268		TeliaSonera AB	429,460	3,181
Simon Property Group Inc (d)	100,647	15,584		TELUS Corp	420,000	14,681
				Verizon Communications Inc (d)	655,918	31,497
SL Green Realty Corp	38,000	3,563		Vodafone Group PLC ADR(d)	140,000	5,188
Societe de la Tour Eiffel	12,700	851
Spirit Realty Capital Inc	74,678	792		Vodafone Group PLC	5,188,651	19,227
Spring Real Estate Investment Trust (a)	9,948,000	3,998		Windstream Holdings Inc	119,464	894
STAG Industrial Inc	80,000	1,717				$180,374
Summit Hotel Properties Inc	540,500	4,816		Toys, Games & Hobbies - 0.06%
Sun Communities Inc	55,000	2,571		Namco Bandai Holdings Inc	205,800	4,671
Unibail-Rodamco SE	5,820	1,401
Vastned Retail NV	65,000	3,111
Vornado Realty Trust	48,800	4,481		Transportation - 0.86%
Weingarten Realty Investors	121,018	3,508		Asciano Ltd	1,100,604	5,401
Wereldhave NV	55,000	4,182		CEVA Group PLC (a),(c)	123	136
Workspace Group PLC	235,000	2,097		Deutsche Post AG	250,149	8,640
		$245,567		East Japan Railway Co	17,300	1,278
				Groupe Eurotunnel SA	744,971	8,213
Retail - 0.17%				Hutchison Port Holdings Trust	4,110,939	2,728
Aoyama Trading Co Ltd	23,300	598		Kamigumi Co Ltd	341,000	3,054
Darden Restaurants Inc	12,312	609		Koninklijke Vopak NV	85,256	4,686
Next PLC	22,951	2,354		Norfolk Southern Corp	71,028	6,577
Roundy's Inc	69,890	592		Senko Co Ltd	178,000	871
Shimachu Co Ltd	27,100	603		Union Pacific Corp (d)	156,501	27,269
Staples Inc	118,774	1,563				$68,853
Wal-Mart Stores Inc	83,234	6,216
Wendy's Co/The	94,198	854		Water- 0.20%
		$13,389		Aguas Andinas SA	1,091,159	696
				American Water Works Co Inc (d)	222,772	9,483
Savings & Loans - 0.03%				Cia de Saneamento Basico do Estado de Sao	638,333	5,828
New York Community Bancorp Inc	55,475	898		Paulo ADR
Oritani Financial Corp	56,335	887				$16,007
Provident Financial Services Inc	47,057	815		TOTAL COMMON STOCKS		$2,429,065
		$2,600		CONVERTIBLE PREFERRED STOCKS
Semiconductors - 0.06%				- 0.03%	Shares Held	Value(000	's)
Holtek Semiconductor Inc	743,000	1,411		Banks- 0.03%
Intersil Corp	140,432	1,592		Wells Fargo & Co	2,310	2,680
King Yuan Electronics Co Ltd	2,848,000	1,946
		$4,949		TOTAL CONVERTIBLE PREFERRED STOCKS		$2,680

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

PREFERRED STOCKS - 5.39%	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value(000	's)

Banks - 1.90%				Insurance (continued)
AgriBank FCB	33,000	$3,292		Aflac Inc	317,367	$7,166
Ally Financial Inc 7.38%	423,000	10,715		Allstate Corp/The	90,714	2,331
Bank of America Corp 6.63%; Series I	180,750	4,598		American Financial Group Inc/OH 5.75%	52,207	1,232
Bank of New York Mellon Corp/The	80,600	1,723		American Financial Group Inc/OH 6.38%	79,688	1,978
Barclays Bank PLC 8.13%	213,900	5,461		American Financial Group Inc/OH 7.00%	40,276	1,052
BB&T Corp 5.20%	6,653	134		Arch Capital Group Ltd	84,970	2,112
BB&T Corp 5.63%	95,323	2,059		Aspen Insurance Holdings Ltd 5.95%	429,403	10,348
Capital One Financial Corp	208,100	4,743		Aspen Insurance Holdings Ltd 7.25%	165,472	4,211
Citigroup Inc 5.80%; Series C	12,001	259		Axis Capital Holdings Ltd 5.50%	305,100	6,035
Citigroup Inc 6.88%; Series K	163,700	4,207		Axis Capital Holdings Ltd 6.88%	242,248	6,013
Citigroup Inc 7.13%; Series J	223,000	5,809		Delphi Financial Group Inc 7.38%	286,774	6,892
City National Corp/CA	303,855	6,177		Hartford Financial Services Group Inc	222,551	6,525
COBANK ACB 11.00%; Series D	8,400	439		ING Groep NV 6.13%	146,000	3,449
Deutsche Bank Contingent Capital Trust II	597,727	15,069		ING Groep NV 7.05%	122,664	3,100
Deutsche Bank Contingent Capital Trust III	112,862	2,973		PartnerRe Ltd 5.88%	9,762	207
Fifth Third Bancorp (a)	179,385	4,574		PartnerRe Ltd 7.25%	149,437	3,860
FirstMerit Corp	3,250	70		Protective Life Corp 6.25%	217,790	5,035
GMAC Capital Trust I	57,000	1,561		Prudential PLC 6.75%	2,800	71
HSBC Holdings PLC 8.00%	473,527	12,724		Reinsurance Group of America Inc	40,000	1,013
HSBC USA Inc 2.86%	224,094	10,353		RenaissanceRe Holdings Ltd - Series E	59,100	1,160
HSBC USA Inc - Series D	94,438	2,309		Torchmark Corp	134,402	3,105
JP Morgan Chase & Co	118,200	2,507		WR Berkley Corp	477,383	10,183
Lloyds Banking Group PLC	64,850	1,737		XLIT Ltd	20,000	16,912
Morgan Stanley	22,500	586				$112,116
PNC Financial Services Group Inc/The	546,822	13,933
Royal Bank of Scotland Group PLC 5.75%;	383,903	7,931		Investment Companies - 0.05%
Series L				Australand Assets Trust	50,200	4,279
State Street Corp	294,000	6,486
TCF Financial Corp	48,227	1,230		Media - 0.04%
US Bancorp/MN - Series G	699,500	19,278		Comcast Corp	129,277	2,838
		$152,937

Diversified Financial Services - 0.09%				REITS - 0.68%
Affiliated Managers Group Inc 5.25%	85,485	2,175		Digital Realty Trust Inc - Series E	40,632	944
Affiliated Managers Group Inc 6.38%	42,255	1,004		Digital Realty Trust Inc - Series F	31,608	695
Ameriprise Financial Inc	13,801	357		Digital Realty Trust Inc - Series G	75,557	1,429
Citigroup Capital XIII	106,099	2,878		Equity Residential	20,702	1,234
General Electric Capital Corp 4.70%	16,890	346		Health Care REIT Inc	55,650	1,316
General Electric Capital Corp 4.88%	31,317	669		Kimco Realty Corp 5.50%	127,014	2,610
General Electric Capital Corp 4.88%	2,000	43		Kimco Realty Corp 5.63%	55,000	1,157
Morgan Stanley Capital Trust VII	700	17		Kimco Realty Corp 6.00%	63,900	1,428
		$7,489		Kimco Realty Corp 6.90%	202,580	5,097
				National Retail Properties Inc	80,925	1,905
Electric - 0.46%				Prologis Inc - Series Q	92,034	5,240
DTE Energy Co 5.25%	128,965	2,702		PS Business Parks Inc - Series R	161,437	3,986
DTE Energy Co 6.50%	8,929	221		PS Business Parks Inc - Series S	5,430	123
Duke Energy Corp	84,841	1,818		PS Business Parks Inc - Series T	73,226	1,555
Entergy Arkansas Inc 4.75%	4,000	80		PS Business Parks Inc - Series U	33,985	693
Entergy Arkansas Inc 4.90%	17,312	365		Public Storage Inc 5.20%; Series W	108,500	2,162
Entergy Arkansas Inc 5.75%	77,527	1,879		Public Storage Inc 5.20%; Series X	154,998	3,119
Entergy Louisiana LLC 4.70%	203,100	4,036		Public Storage Inc 5.75%; Series T	1,792	39
Entergy Louisiana LLC 5.25%	50,000	1,146		Public Storage Inc 6.35%; Series R	1,200	29
Entergy Louisiana LLC 5.88%	11,790	289		Public Storage Inc 6.50%; Series Q	2,500	62
Entergy New Orleans Inc	56,900	1,153		Realty Income Corp - Series F	113,799	2,784
Entergy Texas Inc	2,700	70		Regency Centers Corp 6.00%	120,000	2,584
Integrys Energy Group Inc	221,123	5,393		Senior Housing Properties Trust	35,067	691
Interstate Power & Light Co	107,800	2,314		Ventas Realty LP / Ventas Capital Corp	251,300	5,415
NextEra Energy Capital Holdings Inc 5.00%	21,762	416		Vornado Realty LP	152,615	3,991
NextEra Energy Capital Holdings Inc - Series	39,024	836		Vornado Realty Trust - Series G	4,800	117
H				Vornado Realty Trust - Series J	165,424	4,119
NextEra Energy Capital Holdings Inc - Series	589,817	11,708				$54,524
I
PPL Capital Funding Inc	100,000	2,274		Savings & Loans - 0.07%
SCANA Corp	9,064	238		Astoria Financial Corp	25,900	587
		$36,938		First Niagara Financial Group Inc	172,800	4,947

Hand & Machine Tools - 0.08%						$5,534
Stanley Black & Decker Inc	289,068	6,544		Sovereign - 0.13%
				Farm Credit Bank of Texas 10.00%	8,500	10,133

Insurance - 1.39%
Aegon NV 6.38%	332,361	8,126

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

PREFERRED STOCKS (continued)	Shares Held		Value(000	's)		Principal
Telecommunications - 0.50%					BONDS (continued)	Amount (000's)		Value(000	's)
Centaur Funding Corp 9.08% (e)		10,000	$12,253		Banks- 1.49%
Qwest Corp 7.00%		107,565	2,598		Abbey National Capital Trust I
Qwest Corp 7.00%		47,785	1,151		8.96%, 12/31/2049		$2,300	$2,875
Qwest Corp 7.38%		187,271	4,684		Alfa Bank OJSC Via Alfa Bond Issuance
Qwest Corp 7.50%		197,321	4,953		PLC
Telephone & Data Systems Inc 5.88%		106,710	2,197		7.50%, 09/26/2019(e)		4,265	4,521
Telephone & Data Systems Inc 6.88%		34,475	839		Ally Financial Inc
Telephone & Data Systems Inc 7.00%		440,990	10,963		3.50%, 01/27/2019		9,700	9,578
United States Cellular Corp		9,710	240		8.00%, 11/01/2031		3,525	4,239
			$39,878		Banco do Brasil SA/Cayman
					5.38%, 01/15/2021(e)		200	195
Transportation - 0.00%					5.38%, 01/15/2021		200	195
CEVA Group PLC (a),(c)		267	280		6.25%, 12/29/2049(e),(g)		6,280	4,836
					Bancolombia SA
TOTAL PREFERRED STOCKS			$433,490		5.13%, 09/11/2022		2,396	2,239
	Principal				Bank of America Corp
BONDS- 51.02%	Amount (000's)		Value(000	's)	5.20%, 12/29/2049(g)		8,500	7,612
Advertising - 0.34%					Barclays Bank PLC
MDC Partners Inc					6.28%, 12/29/2049		300	294
6.75%, 04/01/2020(e)		$18,500	$19,517		Barclays PLC
Sitel LLC / Sitel Finance Corp					8.25%, 12/29/2049(g)		4,000	4,121
11.00%, 08/01/2017(e)		6,995	7,415		BBVA Bancomer SA/Texas
					6.75%, 09/30/2022(e)		1,915	2,051
			$26,932
					Claudius Ltd for Credit Suisse
Aerospace & Defense - 0.15%					7.88%, 06/29/2049		6,960	7,447
GenCorp Inc					Credit Suisse Group AG
7.13%, 03/15/2021		5,000	5,363		7.50%, 12/11/2049(e),(g)		1,000	1,052
TransDigm Inc					Credit Suisse Group Guernsey I Ltd
7.50%, 07/15/2021		6,100	6,603		7.88%, 02/24/2041(g)		4,000	4,298
			$11,966		Danske Bank A/S
					5.91%, 12/29/2049(g)		1,670	1,678
Agriculture - 0.23%
Mriya Agro Holding PLC					Development Bank of Kazakhstan JSC
9.45%, 04/19/2018(e)		432	350		5.50%, 12/20/2015		200	211
Vector Group Ltd					First Hawaiian Capital I
7.75%, 02/15/2021		16,766	17,898		8.34%, 07/01/2027		2,000	2,033
					HSBC Capital Funding LP/Jersey
			$18,248		10.18%, 12/29/2049(e),(g)		4,000	5,740
Airlines - 0.06%					HSBC USA Capital Trust I
Delta Air Lines 2011-1 Class B Pass Through					7.81%, 12/15/2026(e)		300	304
Trust					HSBC USA Capital Trust II
7.13%, 04/15/2016		5,000	5,069		8.38%, 05/15/2027(e)		1,980	2,013
					Itau Unibanco Holding SA/Cayman Island
					6.20%, 12/21/2021(e)		500	500
Apparel - 0.04%					KeyCorp Capital III
Boardriders SA					7.75%, 07/15/2029		795	942
8.88%, 12/15/2017	EUR	2,230	3,226		LBG Capital No.1 PLC
Texhong Textile Group Ltd					6.44%, 05/23/2020	EUR	2,350	3,352
7.63%, 01/19/2016		$300	311		7.88%, 11/01/2020(e)		$3,050	3,286
			$3,537		PNC Financial Services Group Inc/The
Automobile Manufacturers - 0.12%					6.75%, 07/29/2049(g)		1,500	1,579
Fiat Finance & Trade SA					Provident Funding Associates LP / PFG
6.75%, 10/14/2019	EUR	2,600	3,814		Finance Corp
Jaguar Land Rover Automotive PLC					6.75%, 06/15/2021(e)		5,360	5,293
5.63%, 02/01/2023(e)		$1,900	1,938		Russian Agricultural Bank OJSC Via RSHB
Peugeot SA					Capital SA
6.50%, 01/18/2019	EUR	2,400	3,545		5.30%, 12/27/2017		2,521	2,581
			$9,297		6.00%, 06/03/2021(e)		1,300	1,313
					6.00%, 06/03/2021(g)		5,750	5,807
Automobile Parts & Equipment - 0.26%					6.30%, 05/15/2017		2,105	2,223
Gestamp Funding Luxembourg SA					Societe Generale SA
5.88%, 05/31/2020		1,900	2,703		0.99%, 12/29/2049(e),(g)		1,000	880
Metalsa SA de CV					7.88%, 12/31/2049(e),(g)		2,000	2,030
4.90%, 04/24/2023(e)		$1,468	1,277		8.75%, 10/29/2049		3,770	3,969
Schaeffler Holding Finance BV					Sophia Holding Finance LP / Sophia Holding
6.88%, PIK 7.63%, 08/15/2018(f)	EUR	4,300	6,142		Finance Inc
Stanadyne Corp					9.63%, PIK 9.63%, 12/01/2018(e),(f)		2,800	2,898
10.00%, 08/15/2014		$6,110	6,003		Standard Chartered PLC
Stanadyne Holdings Inc					7.01%, 07/29/2049(e)		4,100	4,326
12.00%, 02/15/2015(g)		6,645	4,660		Vnesheconombank Via VEB Finance PLC
			$20,785		5.38%, 02/13/2017(e)		1,000	1,051

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Banks (continued)					Coal (continued)
Vnesheconombank Via VEB Finance PLC					Natural Resource Partners LP
(continued)					9.13%, 10/01/2018(e)		$2,000	$2,025
6.80%, 11/22/2025		$1,375	$1,418		Peabody Energy Corp
6.90%, 07/09/2020(e)		1,158	1,254		6.00%, 11/15/2018		2,830	3,014
VTB Bank OJSC Via VTB Capital SA					6.25%, 11/15/2021		2,645	2,671
6.32%, 02/22/2018		2,535	2,706		SunCoke Energy Inc
6.95%, 10/17/2022		4,500	4,500		7.63%, 08/01/2019		4,900	5,280
			$119,440					$59,868

Beverages - 0.03%					Commercial Services - 1.34%
Refresco Gerber BV					AA Bond Co Ltd
7.38%, 05/15/2018	EUR	1,500	2,144		9.50%, 07/31/2019	GBP	2,150	3,896
					ADT Corp/The
					6.25%, 10/15/2021(e)		$4,000	4,136
Building Materials - 0.32%					Alliance Data Systems Corp
Ainsworth Lumber Co Ltd					6.38%, 04/01/2020(e)		4,000	4,230
7.50%, 12/15/2017(e)		$5,646	6,041
Cemex Finance LLC					American Residential Services LLC / ARS
9.38%, 10/12/2022(e)		2,347	2,617		Finance Inc
					12.00%, 04/15/2015(e)		2,220	2,276
Cemex SAB de CV
7.25%, 01/15/2021(e)		861	885		Brand Energy & Infrastructure Services Inc
					8.50%, 12/01/2021(e)		8,375	8,501
9.50%, 06/15/2018(e)		1,771	1,988
					Catalent Pharma Solutions Inc
HeidelbergCement Finance Luxembourg SA					7.88%, 10/15/2018		7,700	7,825
7.50%, 04/03/2020	EUR	2,000	3,274
Lafarge SA					Cielo SA / Cielo USA Inc
					3.75%, 11/16/2022		1,204	1,053
4.75%, 09/30/2020		2,400	3,416		FTI Consulting Inc
Norbord Inc
5.38%, 12/01/2020(e)		$2,500	2,500		6.00%, 11/15/2022		2,000	2,030
					Igloo Holdings Corp
Reliance Intermediate Holdings LP					8.25%, PIK 9.00%, 12/15/2017(e),(f)		5,000	5,021
9.50%, 12/15/2019(e)		4,400	4,796
					Iron Mountain Inc
			$25,517		5.75%, 08/15/2024		7,725	7,223
Chemicals - 0.52%					Jaguar Holding Co I
Axalta Coating Systems US Holdings					9.38%, PIK 10.13%, 10/15/2017(e),(f)		7,275	7,675
Inc/Axalta Coating Systems Dutch Holding B					Jaguar Holding Co II / Jaguar Merger Sub
BV					Inc
5.75%, 02/01/2021	EUR	2,430	3,440		9.50%, 12/01/2019(e)		6,345	7,122
Braskem America Finance Co					Knowledge Universe Education LLC
7.13%, 07/22/2041(e)		$600	528		7.75%, 02/01/2015(e)		8,925	8,791
Braskem Finance Ltd					Laureate Education Inc
5.75%, 04/15/2021		538	518		9.25%, 09/01/2019(e)		9,500	10,212
7.38%, 10/29/2049(e)		100	94		Live Nation Entertainment Inc
EuroChem Mineral & Chemical Co OJSC via					7.00%, 09/01/2020(e)		2,000	2,170
EuroChem GI Ltd					Loxam SAS
5.13%, 12/12/2017(e)		1,550	1,544		7.38%, 01/24/2020	EUR	1,400	2,030
INEOS Group Holdings SA					Neff Rental LLC / Neff Finance Corp
6.50%, 08/15/2018	EUR	2,900	4,019		9.63%, 05/15/2016(e)		$6,500	6,809
Nexeo Solutions LLC / Nexeo Solutions					Prospect Medical Holdings Inc
Finance Corp					8.38%, 05/01/2019(e)		5,550	6,049
8.38%, 03/01/2018		$2,290	2,290		TransUnion Holding Co Inc
Orion Engineered Carbons Finance & Co					8.13%, 06/15/2018		2,375	2,500
SCA					Truven Health Analytics Inc
9.25%, PIK 10.00%, 08/01/2019(e),(f)		3,500	3,631		10.63%, 06/01/2020		7,010	7,939
SPCM SA								$107,488
6.00%, 01/15/2022(e)		3,500	3,701
TPC Group Inc					Computers - 0.44%
8.75%, 12/15/2020(e)		20,700	22,253		NCR Corp
					6.38%, 12/15/2023(e)		4,400	4,576
			$42,018		Oberthur Technologies Holding SAS
Coal- 0.74%					9.25%, 04/30/2020	EUR	3,950	5,754
Adaro Indonesia PT					Stratus Technologies Bermuda Ltd / Stratus
7.63%, 10/22/2019		3,340	3,503		Technologies Inc
Berau Capital Resources Pte Ltd					12.00%, 03/29/2015		$9,000	9,135
12.50%, 07/08/2015		500	526		Stream Global Services Inc
Foresight Energy LLC / Foresight Energy					11.25%, 10/01/2014		16,125	16,254
Corp								$35,719
7.88%, 08/15/2021(e)		39,050	40,075
Indo Energy Finance BV					Consumer Products - 0.72%
7.00%, 05/07/2018		1,500	1,493		Central Garden and Pet Co
Indo Energy Finance II BV					8.25%, 03/01/2018		20,100	19,748
6.38%, 01/24/2023(e)		1,601	1,281

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Consumer Products (continued)				Diversified Financial Services (continued)
Reynolds Group Issuer Inc / Reynolds Group				SquareTwo Financial Corp
Issuer LLC / Reynolds Group Issuer				11.63%, 04/01/2017		$1,750	$1,767
(Luxembourg) S.A.							$156,417
6.88%, 02/15/2021(g)	$16,000	$17,180
9.88%, 08/15/2019	7,500	8,287		Electric - 0.30%
Spectrum Brands Inc				AES Corp/VA
6.38%, 11/15/2020	8,145	8,655		7.38%, 07/01/2021		9,864	10,924
6.63%, 11/15/2022	3,945	4,196		Centrais Eletricas Brasileiras SA
		$58,066		5.75%, 10/27/2021		1,712	1,618
				Comision Federal de Electricidad
Cosmetics & Personal Care - 0.03%				4.88%, 01/15/2024(e)		891	880
Revlon Consumer Products Corp				Consorcio Transmantaro SA
5.75%, 02/15/2021(g)	2,600	2,574		4.38%, 05/07/2023(e)		525	470
				Dominion Resources Inc/VA
				7.50%, 06/30/2066		700	762
Distribution & Wholesale - 0.35%				Electricite de France
American Tire Distributors Inc				5.25%, 01/29/2049(e),(g)		690	667
9.75%, 06/01/2017	3,400	3,604		Empresa de Energia de Bogota SA ESP
INTCOMEX Inc				6.13%, 11/10/2021 (e)		751	777
13.25%, 12/15/2014	7,750	7,767		Listrindo Capital BV
Li & Fung Ltd				6.95%, 02/21/2019(e)		2,200	2,249
6.00%, 11/25/2049	2,500	2,537		Majapahit Holding BV
VWR Funding Inc				7.75%, 01/20/2020(e)		1,730	1,886
7.25%, 09/15/2017	13,705	14,596		7.88%, 06/29/2037		1,375	1,396
		$28,504		Mexico Generadora de Energia S de rl
Diversified Financial Services - 1.95%				5.50%, 12/06/2032(e)		1,525	1,426
Charles Schwab Corp/The				Perusahaan Listrik Negara PT
7.00%, 02/28/2049(g)	1,700	1,905		5.50%, 11/22/2021(e)		1,400	1,344
Citigroup Capital III							$24,399
7.63%, 12/01/2036	8,600	10,057
Comcel Trust				Electrical Components & Equipment - 0.06%
6.88%, 02/06/2024(c),(e),(h)	1,500	1,473		WESCO Distribution Inc
				5.38%, 12/15/2021(e)		4,830	4,854
Credit Acceptance Corp
6.13%, 02/15/2021(e)	11,950	12,159
9.13%, 02/01/2017	9,200	9,648		Electronics - 0.11%
General Electric Capital Corp				Techem Energy Metering Service GmbH &
6.25%, 12/15/2049(g)	2,600	2,710		Co KG
Goldman Sachs Capital I				7.88%, 10/01/2020	EUR	3,000	4,542
6.35%, 02/15/2034	7,835	8,006		Trionista TopCo GmbH
Icahn Enterprises LP / Icahn Enterprises				6.88%, 04/30/2021		3,125	4,533
Finance Corp							$9,075
3.50%, 03/15/2017(e)	2,050	2,053
4.88%, 03/15/2019(e)	4,150	4,135		Engineering & Construction - 0.29%
5.88%, 02/01/2022(e)	7,200	7,137		Alion Science & Technology Corp
6.00%, 08/01/2020(e)	10,950	11,347		12.00%, PIK 2.00%, 11/01/2014(f)		$8,071	8,152
6.00%, 08/01/2020(e)	6,800	7,046		Andrade Gutierrez International SA
				4.00%, 04/30/2018(e)		869	826
Jefferies Finance LLC / JFIN Co-Issuer Corp
7.38%, 04/01/2020(e)	3,300	3,457		Deutsche Raststaetten Gruppe IV GmbH
				6.75%, 12/30/2020(e)	EUR	3,150	4,482
Jefferies LoanCore LLC / JLC Finance Corp
6.88%, 06/01/2020(e)	6,125	6,125		Heathrow Finance PLC
Macquarie PMI LLC				5.38%, 09/02/2019	GBP	2,000	3,370
8.38%, 12/29/2049	3,350	3,568		Michael Baker International LLC / CDL
MPH Intermediate Holding Co 2				Acquisition Co Inc
8.38%, PIK 9.13%, 08/01/2018(e),(f)	9,800	10,094		8.25%, 10/15/2018(e)		$6,050	6,277
National Financial Partners Corp				Odebrecht Finance Ltd
9.00%, 07/15/2021(e)	8,625	9,142		5.13%, 06/26/2022(e)		516	491
Nationstar Mortgage LLC / Nationstar Capital							$23,598
Corp				Entertainment - 0.80%
6.50%, 08/01/2018	3,200	3,232		Cinemark USA Inc
6.50%, 07/01/2021	9,300	8,742		4.88%, 06/01/2023		1,100	1,039
6.50%, 06/01/2022	3,500	3,246		Diamond Resorts Corp
7.88%, 10/01/2020	12,000	12,240		12.00%, 08/15/2018		16,930	18,602
Nuveen Investments Inc				Gala Group Finance PLC
9.13%, 10/15/2017(e)	13,150	13,479		8.88%, 09/01/2018	GBP	2,400	4,192
Oxford Finance LLC / Oxford Finance Co-				Gibson Brands Inc
Issuer Inc				8.88%, 08/01/2018(e)		$1,450	1,541
7.25%, 01/15/2018(e)	3,185	3,376		GLP Capital LP / GLP Financing II Inc
Schahin II Finance Co SPV Ltd				4.88%, 11/01/2020(e)		1,400	1,417
5.88%, 09/25/2023(e)	287	273		Graton Economic Development Authority
				9.63%, 09/01/2019(e)		4,000	4,600

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Entertainment (continued)					Hand & Machine Tools - 0.33%
Great Canadian Gaming Corp					Stanley Black & Decker Inc
6.63%, 07/25/2022(e)	CAD	470	$447		5.75%, 12/15/2053		$450	$478
Penn National Gaming Inc					Victor Technologies Group Inc
5.88%, 11/01/2021(e)		$4,125	3,981		9.00%, 12/15/2017		24,080	25,814
Snoqualmie Entertainment Authority								$26,292
4.15%, 02/01/2014(e),(g)		4,305	4,305
9.13%, 02/01/2015(e)		855	855		Healthcare - Products - 0.21%
Vougeot Bidco PLC					ConvaTec Finance International SA
					8.25%, PIK 9.00%, 01/15/2019(e),(f)		4,350	4,470
7.88%, 07/15/2020	GBP	2,300	4,046
William Hill PLC					Kinetic Concepts Inc / KCI USA Inc
4.25%, 06/05/2020		900	1,454		10.50%, 11/01/2018		5,825	6,699
WMG Acquisition Corp					Physio-Control International Inc
6.00%, 01/15/2021(e)		$2,286	2,366		9.88%, 01/15/2019(e)		5,042	5,653
11.50%, 10/01/2018		13,565	15,430					$16,822
			$64,275		Healthcare - Services - 0.83%
Environmental Control - 0.16%					CHS/Community Health Systems Inc
					6.88%, 02/01/2022(e)		9,850	10,096
Darling International Inc
5.38%, 01/15/2022(e)		3,550	3,577		DaVita HealthCare Partners Inc
EnergySolutions Inc / EnergySolutions LLC					5.75%, 08/15/2022		4,220	4,320
10.75%, 08/15/2018		8,825	9,376		HCA Inc
			$12,953		4.75%, 05/01/2023		3,000	2,936
					MedImpact Holdings Inc
Food- 0.76%					10.50%, 02/01/2018(e)		8,600	9,288
Albain Bidco Norway AS					Priory Group No 3 PLC
6.75%, 11/01/2020	EUR	2,200	2,975		7.00%, 02/15/2018	GBP	2,000	3,452
Bakkavor Finance 2 PLC					Radiation Therapy Services Inc
8.25%, 02/15/2018	GBP	1,700	2,982		8.88%, 01/15/2017		$4,950	5,123
BI-LO LLC / BI-LO Finance Corp					ResCare Inc
9.25%, 02/15/2019(e)		$3,700	4,033		10.75%, 01/15/2019		3,030	3,371
Bumble Bee Holdco SCA					Select Medical Corp
9.63%, PIK 10.38%, 03/15/2018(e),(f)		14,220	14,966		6.38%, 06/01/2021		3,700	3,714
Bumble Bee Holdings Inc					Symbion Inc/DE
9.00%, 12/15/2017(e)		2,916	3,178		8.00%, 06/15/2016		5,455	5,735
Cencosud SA					Tenet Healthcare Corp
4.88%, 01/20/2023(e)		1,549	1,428		6.00%, 10/01/2020(e)		2,430	2,558
5.50%, 01/20/2021(e)		1,000	989		8.13%, 04/01/2022		6,907	7,537
Cosan Luxembourg SA					United Surgical Partners International Inc
5.00%, 03/14/2023(e)		3,171	2,703		9.00%, 04/01/2020		5,440	6,079
ESAL GmbH					WellCare Health Plans Inc
6.25%, 02/05/2023(e)		4,263	3,879		5.75%, 11/15/2020		2,050	2,122
Findus Bondco SA								$66,331
9.13%, 07/01/2018	EUR	2,200	3,242
KeHE Distributors LLC / KeHE Finance					Holding Companies - Diversified - 1.74%
Corp					Alphabet Holding Co Inc
7.63%, 08/15/2021(e)		$6,000	6,360		7.75%, 11/01/2017		3,850	3,966
					7.75%, PIK 8.50%, 11/01/2017(e),(f)		4,200	4,326
Minerva Luxembourg SA
7.75%, 01/31/2023(e)		4,122	4,009		CeramTec Group GmbH
R&R PIK PLC					8.25%, 08/15/2021	EUR	2,885	4,204
9.25%, PIK 10.00%, 05/15/2018(f)	EUR	3,300	4,595		Dubai Holding Commercial Operations MTN
Tonon Bioenergia SA					Ltd
9.25%, 01/24/2020(e)		$607	464		6.00%, 02/01/2017	GBP	3,000	5,147
US Foods Inc					GCS Holdco Finance I SA
					6.50%, 11/15/2018(e)	EUR	2,200	3,082
8.50%, 06/30/2019		5,245	5,691		Harbinger Group Inc
			$61,494		7.75%, 01/15/2022 (e)		$4,655	4,643
Forest Products & Paper - 0.03%					7.88%, 07/15/2019(e)		50,100	53,607
Smurfit Kappa Acquisitions					Hutchison Whampoa International 10 Ltd
4.13%, 01/30/2020	EUR	1,800	2,494		6.00%, 12/29/2049(g)		1,500	1,583
					KOC Holding AS
					3.50%, 04/24/2020(e)		4,500	3,797
Gas- 0.24%					KraussMaffei Group GmbH
LBC Tank Terminals Holding Netherlands					8.75%, 12/15/2020	EUR	1,900	2,853
BV
6.88%, 05/15/2023(e)		$12,225	12,591		Nielsen Co Luxembourg SARL/The
					5.50%, 10/01/2021(e)		$7,700	7,912
NGL Energy Partners LP / NGL Energy					Opal Acquisition Inc
Finance Corp					8.88%, 12/15/2021(e)		28,175	27,752
6.88%, 10/15/2021(e)		6,500	6,679
					Sinochem Overseas Capital Co Ltd
			$19,270		4.50%, 11/12/2020		2,116	2,176
					4.50%, 11/12/2020(e)		11,237	11,556
					6.30%, 11/12/2040		950	1,004

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Holding Companies - Diversified (continued)					Internet - 0.81%
Tenedora Nemak SA de CV					Ancestry.com Inc
5.50%, 02/28/2023(e)		$1,116	$1,077		9.63%, PIK 10.38%, 10/15/2018(e),(f)		$2,000	$2,085
Votorantim Cimentos SA					11.00%, 12/15/2020		16,240	19,001
7.25%, 04/05/2041(e)		1,350	1,249		Cerved Group SpA
			$139,934		6.38%, 01/15/2020	EUR	1,900	2,703
					GXS Worldwide Inc
Home Furnishings - 0.04%					9.75%, 06/15/2015		$23,458	24,106
DFS Furniture Holdings PLC					IAC/InterActiveCorp
7.63%, 08/15/2018	GBP	2,000	3,502		4.75%, 12/15/2022		6,300	5,938
					Zayo Group LLC / Zayo Capital Inc
Insurance - 2.19%					10.13%, 07/01/2020		9,470	10,961
ACE Capital Trust II								$64,794
9.70%, 04/01/2030		$2,500	3,606
AIG Life Holdings Inc					Investment Companies - 0.06%
7.57%, 12/01/2045(e)		2,600	2,977		Boparan Finance PLC
					9.75%, 04/30/2018	EUR	2,850	4,161
8.50%, 07/01/2030		5,400	6,880		Grupo Aval Ltd
American Equity Investment Life Holding					4.75%, 09/26/2022(e)		$1,081	1,003
Co
6.63%, 07/15/2021		15,425	16,081					$5,164
A-S Co-Issuer Subsidiary Inc / A-S Merger					Iron & Steel - 0.34%
Sub LLC					APERAM
7.88%, 12/15/2020(e)		4,450	4,706		7.38%, 04/01/2016(e)		2,500	2,594
AXA SA					ArcelorMittal
6.38%, 12/29/2049(e),(g)		1,400	1,396		6.75%, 02/25/2022		3,800	4,099
8.60%, 12/15/2030		4,600	5,764		Ferrexpo Finance PLC
Catlin Insurance Co Ltd					7.88%, 04/07/2016(e)		2,569	2,352
7.25%, 07/29/2049(e)		10,235	10,568		Gerdau Holdings Inc
Compass Investors Inc					7.00%, 01/20/2020		500	537
7.75%, 01/15/2021(e)		7,400	7,594		Metalloinvest Finance Ltd
Everest Reinsurance Holdings Inc					5.63%, 04/17/2020(e)		950	912
6.60%, 05/15/2037(g)		6,395	6,379		6.50%, 07/21/2016(e)		550	573
Fidelity & Guaranty Life Holdings Inc					Metinvest BV
6.38%, 04/01/2021(e)		8,125	8,551		8.75%, 02/14/2018(e)		1,846	1,689
Great-West Life & Annuity Insurance Capital					Optima Specialty Steel
LP					16.00%, 12/30/2016(b),(c)		5,200	5,200
6.63%, 11/15/2034(e)		2,400	2,522		Ryerson Inc / Joseph T Ryerson & Son Inc
Hastings Insurance Group Finance PLC					9.00%, 10/15/2017		5,820	6,300
8.00%, 10/21/2020	GBP	1,300	2,201		Samarco Mineracao SA
Hockey Merger Sub 2 Inc					4.13%, 11/01/2022(e)		2,365	2,066
7.88%, 10/01/2021(e)		$8,175	8,502		Severstal OAO Via Steel Capital SA
ING US Inc					5.90%, 10/17/2022(e)		500	478
5.65%, 05/15/2053(g)		11,150	10,704		6.70%, 10/25/2017		323	344
Ironshore Holdings US Inc								$27,144
8.50%, 05/15/2020(e)		7,170	8,370
Lancashire Holdings Ltd					Leisure Products & Services - 0.22%
5.70%, 10/01/2022(c),(e)		6,400	6,720		Sabre Inc
Liberty Mutual Group Inc					8.50%, 05/15/2019(e)		13,120	14,464
7.80%, 03/07/2087(e)		1,691	1,818		Travelport LLC
Lincoln National Corp					11.88%, 09/01/2016		665	677
6.05%, 04/20/2067(g)		684	674		Travelport LLC / Travelport Holdings Inc
MetLife Capital Trust IV					13.88%, PIK 2.50%, 03/01/2016(e),(f)		2,585	2,734
7.88%, 12/15/2067(e)		1,820	2,098		11.88%, 09/01/2016(e)		73	74
MetLife Capital Trust X								$17,949
9.25%, 04/08/2068(e)		7,200	9,252
					Lodging - 0.23%
MetLife Inc					Caesars Entertainment Operating Co Inc
6.40%, 12/15/2066(g)		1,500	1,552
					11.25%, 06/01/2017		13,620	13,858
Nationwide Financial Services Inc					MCE Finance Ltd
6.75%, 05/15/2067		15,980	15,720		5.00%, 02/15/2021(e)		1,847	1,783
Provident Financing Trust I					Seminole Hard Rock Entertainment Inc /
7.41%, 03/15/2038		6,600	7,243		Seminole Hard Rock International LLC
Sirius International Group Ltd					5.88%, 05/15/2021(e)		1,000	985
7.51%, 05/29/2049(e),(g)		2,900	3,011
					Wynn Macau Ltd
Sompo Japan Insurance Inc					5.25%, 10/15/2021(b),(e)		1,650	1,650
5.33%, 03/28/2073(e),(g)		9,000	9,256
Sumitomo Life Insurance Co								$18,276
6.50%, 09/20/2073(e),(g)		3,000	3,300		Machinery - Diversified - 0.13%
Wilton Re Finance LLC					Cleaver-Brooks Inc
5.88%, 03/30/2033(e),(g)		8,450	8,387		8.75%, 12/15/2019(e)		1,720	1,892
			$175,832

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Machinery - Diversified (continued)					Mining (continued)
SPL Logistics Escrow LLC / SPL Logistics					Corp Nacional del Cobre de Chile
Finance Corp					(continued)
8.88%, 08/01/2020(e)		$4,369	$4,719		4.50%, 08/13/2023(e)		$3,368	$3,421
Tempel Steel Co					5.63%, 09/21/2035(e)		2,185	2,180
12.00%, 08/15/2016(e)		4,075	3,922		6.15%, 10/24/2036		5,862	6,231
			$10,533		7.50%, 01/15/2019		1,400	1,682
					Eldorado Gold Corp
Media- 1.26%					6.13%, 12/15/2020(e)		6,250	5,969
Baker & Taylor Acquisitions Corp					Gold Fields Orogen Holding BVI Ltd
15.00%, 04/01/2017(e)		4,736	4,037		4.88%, 10/07/2020(e)		1,640	1,388
CCO Holdings LLC / CCO Holdings Capital					4.88%, 10/07/2020		968	819
Corp					Kazatomprom Natsionalnaya Atomnaya
5.75%, 09/01/2023(e)		5,200	5,057
					Kompaniya AO
Clear Channel Worldwide Holdings Inc					6.25%, 05/20/2015		550	573
6.50%, 11/15/2022		6,000	6,165		KGHM International Ltd
6.50%, 11/15/2022		4,350	4,448		7.75%, 06/15/2019(e)		7,200	7,632
7.63%, 03/15/2020		5,330	5,596		Midwest Vanadium Pty Ltd
DCP LLC/DCP Corp					11.50%, 02/15/2018(e)		2,135	1,751
10.75%, 08/15/2015(e)		6,560	6,790
					Mirabela Nickel Ltd
DISH DBS Corp					0.00%, 04/15/2018(a),(b),(e)		10,890	2,396
4.25%, 04/01/2018		11,075	11,296		3.50%, PIK 3.50%, 03/28/2014(c),(e),(f)		1,987	1,987
5.13%, 05/01/2020		2,000	2,000		Novelis Inc/GA
Expo Event Transco Inc					8.75%, 12/15/2020		2,032	2,255
9.00%, 06/15/2021(e)		5,580	5,706
Myriad International Holdings BV					Thompson Creek Metals Co Inc
6.00%, 07/18/2020 (e)		1,500	1,575		12.50%, 05/01/2019		5,375	5,523
					Vedanta Resources PLC
Nara Cable Funding Ltd					6.00%, 01/31/2019(e)		2,469	2,339
8.88%, 12/01/2018(e)		3,000	3,255
					6.75%, 06/07/2016		1,200	1,246
Numericable Finance & Co SCA					7.13%, 05/31/2023(e)		236	211
12.38%, 02/15/2019	EUR	650	1,066		8.25%, 06/07/2021(e)		700	700
RCN Telecom Services LLC / RCN Capital								$90,201
Corp
8.50%, 08/15/2020(e)		$870	881		Miscellaneous Manufacturing - 0.10%
Sirius XM Holdings Inc					Bombardier Inc
5.88%, 10/01/2020(e)		6,470	6,543		6.13%, 05/15/2021	EUR	1,000	1,440
Time Warner Cable Inc					CBC Ammo LLC / CBC FinCo Inc
5.00%, 02/01/2020		1,100	1,132		7.25%, 11/15/2021(e)		$6,750	6,716
Townsquare Radio LLC / Townsquare Radio								$8,156
Inc
9.00%, 04/01/2019(e)		2,030	2,223		Mortgage Backed Securities - 10.45%
Unitymedia Hessen GmbH & Co KG /					Banc of America Commercial Mortgage Trust
Unitymedia NRW GmbH					2006-6
5.50%, 01/15/2023(e)		9,200	9,200		5.48%, 10/10/2045		5,000	4,254
5.63%, 04/15/2023	EUR	1,500	2,114		Banc of America Commercial Mortgage Trust
Unitymedia KabelBW GmbH					2007-3
					5.62%, 06/10/2049(g)		12,500	12,424
9.50%, 03/15/2021		1,500	2,342
Univision Communications Inc					Banc of America Merrill Lynch Commercial
6.88%, 05/15/2019(e)		$9,000	9,652		Mortgage Inc
					5.29%, 11/10/2042(g)		3,044	3,108
VTR Finance BV
6.88%, 01/15/2024(e)		9,825	9,836		BCAP LLC 2013-RR4 Trust
					4.07%, 02/13/2051(c),(e),(g)		43,750	8,046
			$100,914		6.07%, 02/13/2051(c),(e),(g)		11,334	11,560
Metal Fabrication & Hardware - 0.14%					CD 2006-CD2 Mortgage Trust
Shale-Inland Holdings LLC / Shale-Inland					5.39%, 01/15/2046(g)		12,525	11,151
Finance Corp					CD 2006-CD3 Mortgage Trust
8.75%, 11/15/2019(e)		10,920	11,111		5.69%, 10/15/2048(g)		6,500	6,115
					CD 2007-CD4 Commercial Mortgage Trust
					5.40%, 12/11/2049		40,420	29,219
Mining - 1.12%					CD 2007-CD5 Mortgage Trust
Aleris International Inc					0.17%, 11/15/2044(e),(g)		49,550	85
7.88%, 11/01/2020		4,275	4,510
Barminco Finance Pty Ltd					CFCRE Commercial Mortgage Trust 2011-
9.00%, 06/01/2018(e)		4,400	4,114		C1
					5.23%, 04/15/2044(e),(g)		5,550	6,125
Century Aluminum Co
7.50%, 06/01/2021(e)		18,180	18,134		CFCRE Commercial Mortgage Trust 2011-
					C2
Co Minera Ares SAC					5.56%, 12/15/2047(e),(g)		4,000	4,080
7.75%, 01/23/2021(e)		834	833
Corp Nacional del Cobre de Chile					Citigroup Commercial Mortgage Trust 2007-
3.00%, 07/17/2022(e)		8,675	7,978		C6
					5.71%, 12/10/2049(g)		36,680	34,363
3.88%, 11/03/2021		3,232	3,225
4.25%, 07/17/2042(e)		3,805	3,104

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust 2012-				FHLMC Multifamily Structured Pass
GC8				Through Certificates (continued)
4.88%, 09/10/2045(e),(g)	$1,875	$1,582		3.61%, 06/25/2041(g)	$4,400	$909
Citigroup Commercial Mortgage Trust 2013-				4.60%, 11/25/2044	1,800	465
GC15				GE Capital Commercial Mortgage Corp
5.11%, 09/10/2046(e),(g)	8,000	7,342		4.87%, 06/10/2048(g)	3,742	3,702
COMM 2012-CCRE1 Mortgage Trust				GE Commercial Mortgage Corp Series 2007-
5.37%, 05/15/2045(e),(g)	3,139	3,085		C1 Trust
COMM 2013-CCRE11 Mortgage Trust				5.61%, 12/10/2049(g)	12,000	12,453
4.37%, 10/10/2046(e),(g)	5,108	3,991		GS Mortgage Securities Corp II
COMM 2013-CCRE6 Mortgage Trust				4.86%, 11/10/2045(e),(g)	8,500	7,092
1.55%, 03/10/2046(g)	89,494	6,832		GS Mortgage Securities Trust 2006-GG6
4.18%, 03/10/2046(e),(g)	6,400	5,519		5.62%, 04/10/2038(g)	15,004	14,556
COMM 2013-CCRE7 Mortgage Trust				JP Morgan Chase Commercial Mortgage
4.36%, 03/10/2046(e),(g)	2,500	2,142		Securities Trust 2005-CIBC12
COMM 2013-LC6 Mortgage Trust				4.99%, 09/12/2037	200	208
4.29%, 01/10/2046(e),(g)	15,205	13,549		JP Morgan Chase Commercial Mortgage
Commercial Mortgage Pass Through				Securities Trust 2005-LDP1
Certificates				5.24%, 03/15/2046(e),(g)	11,300	10,882
4.34%, 12/10/2045(e),(g)	3,275	3,125		JP Morgan Chase Commercial Mortgage
Commercial Mortgage Trust 2007-GG9				Securities Trust 2005-LDP4
5.51%, 03/10/2039	27,500	22,698		5.13%, 10/15/2042	7,800	6,655
5.53%, 03/10/2039	4,000	1,704		JP Morgan Chase Commercial Mortgage
Credit Suisse Commercial Mortgage Trust				Securities Trust 2006-CIBC14
Series 2006-C1				5.50%, 12/12/2044(g)	2,500	2,420
5.46%, 02/15/2039(g)	10,045	10,370		JP Morgan Chase Commercial Mortgage
5.46%, 02/15/2039(g)	3,790	3,857		Securities Trust 2006-CIBC16
5.46%, 02/15/2039(g)	5,200	4,886		5.62%, 05/12/2045	9,500	9,315
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2006-C4				Securities Trust 2006-CIBC17
5.54%, 09/15/2039(g)	22,489	20,588		5.49%, 12/12/2043	15,935	10,664
Credit Suisse Commercial Mortgage Trust				JP Morgan Chase Commercial Mortgage
Series 2007-C1				Securities Trust 2006-LDP6
5.42%, 02/15/2040	15,000	14,758		5.50%, 04/15/2043(g)	5,599	5,543
5.46%, 02/15/2040	23,500	9,520		JP Morgan Chase Commercial Mortgage
Credit Suisse Commercial Mortgage Trust				Securities Trust 2006-LDP7
Series 2007-C5				5.87%, 04/15/2045(g)	10,000	10,119
0.13%, 09/15/2040(e),(g)	343,719	2,447		5.87%, 04/15/2045(g)	9,500	8,455
Credit Suisse First Boston Mortgage				JP Morgan Chase Commercial Mortgage
Securities Corp				Securities Trust 2006-LDP8
0.78%, 01/15/2037(e),(g)	5,220	77		5.52%, 05/15/2045(g)	8,628	8,633
5.10%, 08/15/2038	1,500	1,557		JP Morgan Chase Commercial Mortgage
5.23%, 12/15/2040	6,250	6,171		Securities Trust 2006-LDP9
DBUBS 2011-LC1 Mortgage Trust				5.34%, 05/15/2047	1,000	1,001
0.25%, 11/10/2046(e),(g)	136,884	2,469		JP Morgan Chase Commercial Mortgage
DBUBS 2011-LC2 Mortgage Trust				Securities Trust 2007-CIBC20
1.42%, 07/10/2044(e),(g)	18,464	1,038		6.17%, 02/12/2051(e),(g)	5,755	5,746
FHLMC Multifamily Structured Pass				JP Morgan Chase Commercial Mortgage
Through Certificates				Securities Trust 2010-C1
0.75%, 03/25/2020(g)	119,609	4,512		3.77%, 06/15/2043(e)	5,000	4,203
1.39%, 11/25/2019(g)	59,703	3,946		JP Morgan Chase Commercial Mortgage
1.46%, 04/25/2041(g)	86,714	6,462		Securities Trust 2010-CNTR
1.49%, 08/25/2020(g)	30,371	2,209		2.03%, 08/05/2032(e),(g)	12,377	1,152
1.62%, 08/25/2040(g)	41,070	3,107		JP Morgan Chase Commercial Mortgage
1.66%, 06/25/2042(g)	13,000	963		Securities Trust 2011-C3
1.70%, 04/25/2045(g)	48,322	3,584		4.41%, 02/15/2046(e)	6,015	4,972
1.74%, 08/25/2016(g)	30,965	936		5.54%, 02/15/2046(e),(g)	4,331	4,318
1.74%, 04/25/2017(g)	102,474	4,368		JP Morgan Chase Commercial Mortgage
1.90%, 11/25/2039(g)	28,598	2,214		Securities Trust 2012-C6
2.00%, 09/25/2039(g)	32,000	2,555		2.97%, 05/15/2045(e)	7,500	5,314
2.09%, 10/25/2025(g)	47,224	3,895		JP Morgan Chase Commercial Mortgage
2.21%, 12/25/2039(g)	15,514	2,112		Securities Trust 2013-C16
2.29%, 01/25/2041(g)	15,805	2,035		3.74%, 12/15/2046(e)	10,000	7,169
2.53%, 07/25/2039(g)	89,000	8,499		JP Morgan Chase Commercial Mortgage
2.58%, 11/25/2041(g)	25,000	3,933		Securities Trust 2013-LC11
2.58%, 12/25/2043(g)	18,309	2,638		0.99%, 04/15/2046(e),(g)	49,841	3,726
2.79%, 08/25/2039(g)	8,877	1,475		JPMBB Commercial Mortgage Securities
2.79%, 01/25/2043(g)	8,000	1,276		Trust 2013-C12
3.22%, 02/25/2042(g)	21,495	4,025		4.09%, 07/15/2045(g)	6,826	5,836

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
JPMBB Commercial Mortgage Securities				Morgan Stanley Capital I Trust 2011-C3
Trust 2013-C15				1.27%, 07/15/2049(e),(g)		$41,282	$1,924
5.08%, 11/15/2045(e),(g)	$3,000	$2,753		MSBAM Commercial Mortgage Securities
LB Commercial Mortgage Trust 2007-C3				Trust 2012-CKSV
5.89%, 07/15/2044(g)	12,738	11,854		3.28%, 10/15/2022(e)		5,000	4,676
LB-UBS Commercial Mortgage Trust 2003-				RBSCF Trust 2009-RR1
C8				5.76%, 09/17/2039(e),(g)		150	151
0.51%, 09/15/2037(e),(g)	1,241	5		UBS Commercial Mortgage Trust 2012-C1
LB-UBS Commercial Mortgage Trust 2004-				0.34%, 05/10/2045(e),(g)		143,076	3,613
C1				UBS-Barclays Commercial Mortgage Trust
5.00%, 01/15/2036	1,000	1,018		2012-C2
LB-UBS Commercial Mortgage Trust 2005-				1.79%, 05/10/2063(e),(g)		34,080	3,020
C3				UBS-Barclays Commercial Mortgage Trust
4.95%, 07/15/2040(g)	5,000	4,980		2012-C3
LB-UBS Commercial Mortgage Trust 2006-				4.96%, 08/10/2049(e),(g)		6,109	5,168
C6				UBS-Barclays Commercial Mortgage Trust
5.47%, 09/15/2039(g)	8,500	8,561		2012-C4
5.50%, 09/15/2039(g)	7,300	7,045		4.50%, 12/10/2045(e),(g)		2,900	2,603
LB-UBS Commercial Mortgage Trust 2006-				4.50%, 12/10/2045(e),(g)		2,500	1,986
C7				UBS-Barclays Commercial Mortgage Trust
5.41%, 11/15/2038	49,474	40,095		2013-C5
LB-UBS Commercial Mortgage Trust 2007-				4.09%, 03/10/2046(e),(g)		4,000	3,447
C1				UBS-Barclays Commercial Mortgage Trust
5.48%, 02/15/2040	10,000	10,246		2013-C6
LB-UBS Commercial Mortgage Trust 2007-				4.35%, 04/10/2046(e),(g)		5,500	4,798
C6				Wachovia Bank Commercial Mortgage Trust
6.16%, 07/15/2040(g)	10,000	9,765		Series 2006-C26
6.16%, 07/15/2040(g)	8,841	7,919		6.00%, 06/15/2045(g)		5,000	5,021
LB-UBS Commercial Mortgage Trust 2007-				Wachovia Bank Commercial Mortgage Trust
C7				Series 2006-C29
6.26%, 09/15/2045(g)	10,500	10,753		5.37%, 11/15/2048		39,144	36,885
Merrill Lynch Mortgage Trust 2005-LC1				Wachovia Bank Commercial Mortgage Trust
5.37%, 01/12/2044(g)	2,300	2,477		Series 2007-C30
Merrill Lynch Mortgage Trust 2006-C1				5.41%, 12/15/2043(g)		12,500	12,188
5.69%, 05/12/2039(g)	15,000	11,835		5.46%, 12/15/2043(g)		6,778	6,514
Merrill Lynch Mortgage Trust 2006-C2				5.48%, 12/15/2043		5,500	4,829
5.78%, 08/12/2043	2,500	2,746		Wachovia Commercial Mortgage Securities
5.80%, 08/12/2043(g)	20,000	19,900		Inc Commercial Mortgage Pass Through
5.85%, 08/12/2043(g)	5,000	3,156		Certificates Series 2003 C5
ML-CFC Commercial Mortgage Trust 2006-				1.81%, 06/15/2035(e),(g)		554	29
3				Wells Fargo Commercial Mortgage Trust
5.48%, 07/12/2046(g)	16,000	15,768		0.58%, 11/15/2043(e),(g)		13,678	481
5.52%, 07/12/2046(g)	12,500	10,750					$840,089
5.55%, 07/12/2046(g)	2,500	1,850
ML-CFC Commercial Mortgage Trust 2007-				Municipals - 0.01%
5				Bogota Distrito Capital
5.42%, 08/12/2048	345	365		9.75%, 07/26/2028	COP	1,900,000	1,059
ML-CFC Commercial Mortgage Trust 2007-
9				Office & Business Equipment - 0.13%
0.41%, 09/12/2049(g)	16,697	117		CDW LLC / CDW Finance Corp
Morgan Stanley Bank of America Merrill				8.00%, 12/15/2018(g)		$8,412	9,127
Lynch Trust				8.50%, 04/01/2019		1,512	1,659
4.84%, 01/15/2047(c),(e),(g),(h)	7,331	6,093					$10,786
Morgan Stanley Bank of America Merrill
Lynch Trust 2012-C6				Oil & Gas - 3.68%
4.50%, 11/15/2045(e)	1,961	1,574		Atlas Energy Holdings Operating Co LLC /
Morgan Stanley Bank of America Merrill				Atlas Resource Finance Corp
Lynch Trust 2013-C10				7.75%, 01/15/2021		5,600	5,446
4.08%, 07/15/2046(e),(g)	8,359	7,161		9.25%, 08/15/2021(e)		2,900	3,030
Morgan Stanley Bank of America Merrill				Bill Barrett Corp
Lynch Trust 2013-C8				7.00%, 10/15/2022		14,700	15,325
1.51%, 12/15/2048(g)	68,071	4,844		BreitBurn Energy Partners LP / BreitBurn
4.17%, 12/15/2048(e),(g)	7,900	6,873		Finance Corp
Morgan Stanley Capital I Trust 2003-IQ6				7.88%, 04/15/2022		22,531	23,968
5.66%, 12/15/2041(e),(g)	1,750	1,749		8.63%, 10/15/2020		1,510	1,627
Morgan Stanley Capital I Trust 2006-HQ10				Carrizo Oil & Gas Inc
5.39%, 11/12/2041(g)	16,450	16,642		7.50%, 09/15/2020		1,975	2,153
Morgan Stanley Capital I Trust 2007-HQ13				Diamondback Energy Inc
5.93%, 12/15/2044	13,975	13,773		7.63%, 10/01/2021(e)		5,600	5,894

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Oil & Gas (continued)				Oil & Gas (continued)
Drill Rigs Holdings Inc				Rosetta Resources Inc
6.50%, 10/01/2017(e)	$3,225	$3,410		5.88%, 06/01/2022		$4,200	$4,168
Endeavor Energy Resources LP / EER				SandRidge Energy Inc
Finance Inc				7.50%, 03/15/2021		7,700	7,989
7.00%, 08/15/2021(e)	13,000	13,390		8.13%, 10/15/2022		10,000	10,463
Gazprom OAO Via Gaz Capital SA				Seven Generations Energy Ltd
4.95%, 02/06/2028(e)	3,217	2,767		8.25%, 05/15/2020(e)		5,000	5,375
9.25%, 04/23/2019	4,110	4,963		Sinopec Capital 2013 Ltd
GeoPark Latin America Ltd Agencia en				3.13%, 04/24/2023(e)		2,639	2,365
Chile				Sinopec Group Overseas Development 2012
7.50%, 02/11/2020(e)	2,000	2,060		Ltd
IronGate Energy Services LLC				4.88%, 05/17/2042(e)		1,053	999
11.00%, 07/01/2018(e)	2,000	1,990		SM Energy Co
KazMunayGas National Co JSC				5.00%, 01/15/2024(e)		4,400	4,136
4.40%, 04/30/2023(e)	5,030	4,565		State Oil Co of the Azerbaijan Republic
5.75%, 04/30/2043(e)	2,841	2,404		4.75%, 03/13/2023		4,540	4,256
6.38%, 04/09/2021	3,454	3,687		5.45%, 02/09/2017		2,161	2,269
6.38%, 04/09/2021(e)	3,053	3,259		Summit Midstream Holdings LLC / Summit
7.00%, 05/05/2020	9,449	10,452		Midstream Finance Corp
7.00%, 05/05/2020(e)	2,110	2,334		7.50%, 07/01/2021(e)		2,000	2,130
Kodiak Oil & Gas Corp				Tullow Oil PLC
8.13%, 12/01/2019	3,858	4,273		6.00%, 11/01/2020(e)		3,250	3,323
Legacy Reserves LP / Legacy Reserves				Zhaikmunai LLP
Finance Corp				7.13%, 11/13/2019(e)		4,250	4,420
6.63%, 12/01/2021(e)	5,941	5,807					$296,014
8.00%, 12/01/2020	6,750	7,071
MEG Energy Corp				Oil & Gas Services - 0.37%
7.00%, 03/31/2024(e)	3,000	3,052		EDC Finance Ltd
				4.88%, 04/17/2020(e)		1,549	1,468
Memorial Production Partners LP / Memorial
Production Finance Corp				Exterran Holdings Inc
7.63%, 05/01/2021(e)	14,020	14,510		7.25%, 12/01/2018		11,075	11,698
7.63%, 05/01/2021	2,027	2,098		Exterran Partners LP / EXLP Finance Corp
Memorial Resource Development LLC /				6.00%, 04/01/2021		1,975	1,960
Memorial Resource Finance Corp				SESI LLC
10.00%, PIK 10.75%, 12/15/2018(e),(f)	5,175	5,201		7.13%, 12/15/2021		10,818	11,927
Midstates Petroleum Co Inc / Midstates				Trinidad Drilling Ltd
				7.88%, 01/15/2019(e)		2,670	2,857
Petroleum Co LLC
10.75%, 10/01/2020	5,500	5,954					$29,910
Milagro Oil & Gas Inc				Packaging & Containers - 0.25%
0.00%, 05/15/2016(a),(b)	5,765	4,324		Ardagh Packaging Finance PLC
Northern Blizzard Resources Inc				9.25%, 10/15/2020	EUR	2,200	3,232
7.25%, 02/01/2022(e)	4,400	4,400		Beverage Packaging Holdings Luxembourg II
Northern Oil and Gas Inc				SA / Beverage Packaging Holdings II
8.00%, 06/01/2020	5,967	6,295		5.63%, 12/15/2016(e)		$5,275	5,380
Oasis Petroleum Inc				6.00%, 06/15/2017(e)		4,000	4,100
6.88%, 03/15/2022(e)	3,900	4,134		OI European Group BV
Odebrecht Drilling Norbe VIII/IX Ltd				4.88%, 03/31/2021	EUR	2,755	3,883
6.35%, 06/30/2021	450	460		Pretium Packaging LLC / Pretium Finance
Pacific Drilling SA				Inc
5.38%, 06/01/2020(e)	3,250	3,242		11.50%, 04/01/2016		$3,350	3,576
Pacific Rubiales Energy Corp							$20,171
5.13%, 03/28/2023(e)	3,591	3,259
Pertamina Persero PT				Pharmaceuticals - 0.53%
4.30%, 05/20/2023(e)	5,503	4,664		Capsugel SA
5.25%, 05/23/2021	1,000	952		7.00%, PIK 7.75%, 05/15/2019(e),(f)		4,875	4,979
6.50%, 05/27/2041	320	273		CFR International SpA
Petrobras International Finance Co				5.13%, 12/06/2022(e)		607	562
6.88%, 01/20/2040	200	186		Hypermarcas SA
Petroleos de Venezuela SA				6.50%, 04/20/2021(e)		750	784
5.00%, 10/28/2015	11,622	9,623		JLL/Delta Dutch Newco BV
5.25%, 04/12/2017	29,516	19,997		7.50%, 02/01/2022(e),(h)		7,000	6,983
8.50%, 11/02/2017	20,962	16,266		Pinnacle Merger Sub Inc
Petroleos Mexicanos				9.50%, 10/01/2023(e)		4,650	5,022
6.50%, 06/02/2041	700	716		Valeant Pharmaceuticals International Inc
Precision Drilling Corp				6.38%, 10/15/2020(e)		6,000	6,405
6.50%, 12/15/2021	2,400	2,550		6.75%, 08/15/2018(e)		12,250	13,429
Resolute Energy Corp				7.50%, 07/15/2021(e)		3,800	4,232
8.50%, 05/01/2020	2,000	2,090					$42,396

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Pipelines - 0.93%					Retail (continued)
Atlas Pipeline Partners LP / Atlas Pipeline					L Brands Inc
Finance Corp					5.63%, 10/15/2023		$3,000	$3,004
4.75%, 11/15/2021		$4,275	$3,944		Landry's Inc
5.88%, 08/01/2023		5,350	5,122		9.38%, 05/01/2020(e)		9,266	10,077
6.63%, 10/01/2020		7,475	7,830		New Look Bondco I PLC
Crestwood Midstream Partners LP /					8.38%, 05/14/2018(e)		3,575	3,736
Crestwood Midstream Finance Corp					Rite Aid Corp
7.75%, 04/01/2019		17,055	18,526		6.75%, 06/15/2021		13,390	14,127
Eagle Rock Energy Partners LP / Eagle Rock								$119,934
Energy Finance Corp
8.38%, 06/01/2019		13,551	14,737		Semiconductors - 0.05%
Gibson Energy Inc					STATS ChipPAC Ltd
6.75%, 07/15/2021(e)		13,000	13,747		4.50%, 03/20/2018(e)		3,919	3,870
PVR Partners LP / Penn Virginia Resource					5.38%, 03/31/2016		113	116
Finance Corp II								$3,986
8.38%, 06/01/2020		9,420	10,480		Software - 1.59%
			$74,386		Activision Blizzard Inc
					5.63%, 09/15/2021(e)		10,950	11,333
Real Estate - 0.43%
BR Malls International Finance Ltd					Aspect Software Inc
8.50%, 01/29/2049(e)		750	754		10.63%, 05/15/2017		13,326	13,493
8.50%, 01/29/2049		300	302		Audatex North America Inc
					6.00%, 06/15/2021(e)		19,900	20,746
Country Garden Holdings Co Ltd					6.13%, 11/01/2023(e)		4,000	4,140
7.25%, 04/04/2021(e)		874	828
11.25%, 04/22/2017		700	744		Eagle Midco Inc
					9.00%, PIK 9.75%, 06/15/2018(e),(f)		8,000	8,360
11.13%, 02/23/2018		1,700	1,853
Emaar Sukuk Ltd					Emdeon Inc
6.40%, 07/18/2019		4,150	4,492		11.00%, 12/31/2019		5,500	6,332
General Shopping Finance Ltd					Epicor Software Corp
10.00%, 11/29/2049(e)		374	327		8.63%, 05/01/2019		7,075	7,676
Kaisa Group Holdings Ltd					First Data Corp
8.88%, 03/19/2018(e)		3,100	3,100		6.75%, 11/01/2020(e)		11,795	12,414
					8.75%, PIK 10.00%, 01/15/2022(e),(f)		15,000	15,975
Kennedy-Wilson Inc
8.75%, 04/01/2019		18,190	19,782		Infor US Inc
Longfor Properties Co Ltd					10.00%, 04/01/2019	EUR	6,675	10,173
6.75%, 01/29/2023		1,227	1,089		InterXion Holding NV
6.88%, 10/18/2019		1,100	1,079		6.00%, 07/15/2020		1,900	2,727
			$34,350		Nuance Communications Inc
					5.38%, 08/15/2020(e)		$7,632	7,460
REITS- 0.13%					Sophia LP / Sophia Finance Inc
Crown Castle International Corp					9.75%, 01/15/2019(e)		2,892	3,203
5.25%, 01/15/2023		3,080	3,053		Southern Graphics Inc
EPR Properties					8.38%, 10/15/2020(e)		3,500	3,657
5.75%, 08/15/2022		4,830	5,035					$127,689
MPT Operating Partnership LP / MPT
Finance Corp					Sovereign - 6.92%
5.75%, 10/01/2020	EUR	1,500	2,139		Argentina Bonar Bonds
			$10,227		7.00%, 04/17/2017		3,250	2,467
					Argentine Republic Government International
Retail - 1.49%					Bond
AmeriGas Finance LLC/AmeriGas Finance					2.50%, 12/31/2038(g)		2,885	1,024
Corp					Banco Nacional de Desenvolvimento
7.00%, 05/20/2022		$21,835	23,746		Economico e Social
AmeriGas Partners LP/AmeriGas Finance					5.50%, 07/12/2020		1,080	1,096
Corp					6.50%, 06/10/2019		435	468
6.25%, 08/20/2019		1,525	1,628		Brazil Loan Trust 1
Cash America International Inc					5.48%, 07/24/2023(e)		10,266	10,189
5.75%, 05/15/2018(e)		3,175	2,992		Brazil Notas do Tesouro Nacional Serie F
Checkers & Rally's Restaurants Inc					10.00%, 01/01/2023	BRL	68,580	23,539
11.63%, PIK 12.38%, 11/01/2016(b),(e),(f)		800	824		Brazilian Government International Bond
Checkers Drive-In Restaurants Inc					2.63%, 01/05/2023		$8,687	7,401
11.00%, 12/01/2017(e)		4,900	5,488		4.25%, 01/07/2025		9,371	8,748
Chinos Intermediate Holdings A Inc					5.88%, 01/15/2019		1,596	1,772
7.75%, PIK 8.50%, 05/01/2019(e),(f)		2,000	2,045		7.13%, 01/20/2037		9,548	10,694
Claire's Stores Inc					8.25%, 01/20/2034		5,815	7,269
8.88%, 03/15/2019		1,370	1,329		Colombia Government International Bond
9.00%, 03/15/2019(e)		17,230	18,048		7.38%, 09/18/2037		6,334	7,617
GRD Holdings III Corp					8.13%, 05/21/2024		2,392	3,026
10.75%, 06/01/2019(e)		17,050	18,840		9.85%, 06/28/2027	COP	845,000	508
Hillman Group Inc/The					11.75%, 02/25/2020		$4,493	6,402
10.88%, 06/01/2018		13,070	14,050		10.38%, 01/28/2033		2,625	3,813

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Sovereign (continued)					Sovereign (continued)
Costa Rica Government International Bond					Poland Government International Bond
4.25%, 01/26/2023		$770	$693		4.00%, 01/22/2024		$4,483	$4,393
Croatia Government International Bond					5.00%, 03/23/2022		1,726	1,847
5.50%, 04/04/2023		4,694	4,471		Republic of Ghana
6.00%, 01/26/2024(e)		5,942	5,773		7.88%, 08/07/2023		3,888	3,616
6.63%, 07/14/2020		9,666	10,198		8.50%, 10/04/2017		2,534	2,635
6.75%, 11/05/2019		8,359	8,913		Republic of Iraq
Dominican Republic International Bond					5.80%, 01/15/2028		12,698	10,666
5.88%, 04/18/2024(e)		8,749	8,355		Republic of Trinidad & Tobago
7.50%, 05/06/2021		12,562	13,708		4.38%, 01/16/2024(e)		683	703
El Salvador Government International Bond					Romanian Government International Bond
5.88%, 01/30/2025		726	664		4.88%, 01/22/2024(e)		1,686	1,644
7.38%, 12/01/2019		500	531		6.75%, 02/07/2022		2,374	2,680
7.65%, 06/15/2035		5,700	5,415		Russian Foreign Bond - Eurobond
7.75%, 01/24/2023		1,429	1,533		4.88%, 09/16/2023(e)		3,000	3,007
8.25%, 04/10/2032		1,231	1,259		7.50%, 03/31/2030(g)		15,140	17,433
Export Credit Bank of Turkey					12.75%, 06/24/2028		2,400	4,044
5.38%, 11/04/2016(e)		250	254		Slovakia Government International Bond
Gabonese Republic					4.38%, 05/21/2022(e)		5,301	5,513
6.38%, 12/12/2024(e)		610	627		Slovenia Government International Bond
Honduras Government International Bond					5.85%, 05/10/2023		4,209	4,288
7.50%, 03/15/2024		214	204		South Africa Government Bond
Hungary Government International Bond					8.00%, 12/21/2018	ZAR	95,310	8,481
5.75%, 11/22/2023		1,660	1,637		South Africa Government International
6.00%, 01/11/2019	EUR	3,738	5,495		Bond
6.38%, 03/29/2021		$6,686	7,121		4.67%, 01/17/2024		$10,214	9,652
Indonesia Government International Bond					5.50%, 03/09/2020		5,991	6,320
3.38%, 04/15/2023(e)		8,122	6,944		5.88%, 09/16/2025		20,666	21,131
3.75%, 04/25/2022		268	242		Turkey Government International Bond
4.88%, 05/05/2021		4,218	4,160		3.25%, 03/23/2023		7,258	5,955
5.25%, 01/17/2042(e)		2,000	1,690		5.13%, 03/25/2022		4,448	4,250
5.25%, 01/17/2042		2,766	2,337		5.63%, 03/30/2021		8,425	8,414
5.38%, 10/17/2023		1,864	1,851		6.25%, 09/26/2022		7,339	7,514
5.88%, 03/13/2020(e)		2,000	2,110		6.88%, 03/17/2036		8,490	8,548
6.63%, 02/17/2037		655	650		7.00%, 03/11/2019		4,004	4,361
6.63%, 02/17/2037(e)		505	501		7.00%, 06/05/2020		1,683	1,826
7.75%, 01/17/2038		12,320	13,706		7.25%, 03/05/2038		1,754	1,844
8.50%, 10/12/2035		12,187	14,533		7.38%, 02/05/2025		6,439	6,978
11.63%, 03/04/2019(e)		850	1,120		7.50%, 11/07/2019		4,006	4,455
11.63%, 03/04/2019		3,490	4,598		8.00%, 02/14/2034		10,893	12,363
Indonesia Treasury Bond					Ukraine Government International Bond
7.00%, 05/15/2022	IDR	10,060,000	737		6.58%, 11/21/2016		309	279
7.88%, 04/15/2019		30,020,000	2,416		6.88%, 09/23/2015(e)		6,632	6,115
8.38%, 03/15/2024	105,475,000		8,401		7.80%, 11/28/2022(e)		12,248	10,350
9.00%, 03/15/2029		23,100,000	1,820		9.25%, 07/24/2017		13,006	12,161
Ivory Coast Government International Bond					Venezuela Government International Bond
7.10%, 12/31/2032		$10,208	8,830		5.75%, 02/26/2016		19,860	15,987
Mexican Bonos					6.00%, 12/09/2020		4,556	2,654
6.25%, 06/16/2016(g)	MXN	3,173	249		7.00%, 12/01/2018		1,482	1,008
8.00%, 12/07/2023(g)		86,300	7,093		8.25%, 10/13/2024		1,650	990
9.50%, 12/18/2014(g)		9,620	754		12.75%, 08/23/2022		11,369	9,322
10.00%, 12/05/2024(g)		54,944	5,155		11.95%, 08/05/2031		6,913	5,115
Mexico Government International Bond								$556,235
4.00%, 10/02/2023		$8,418	8,292
4.75%, 03/08/2044		4,280	3,766		Telecommunications - 1.66%
5.55%, 01/21/2045		7,683	7,587		Alcatel-Lucent USA Inc
					6.75%, 11/15/2020(e)		6,850	7,021
5.95%, 03/19/2019		2,214	2,549		Altice Finco SA
6.05%, 01/11/2040		4,440	4,706		9.00%, 06/15/2023 (e)	EUR	2,100	3,086
Morocco Government International Bond
4.25%, 12/11/2022(e)		3,354	3,111		Avaya Inc
					7.00%, 04/01/2019(e)		$1,900	1,876
Nigeria Government International Bond					Bharti Airtel International Netherlands BV
6.38%, 07/12/2023		1,417	1,436		5.13%, 03/11/2023 (e)		4,628	4,287
6.38%, 07/12/2023(e)		1,940	1,979
Panama Government International Bond					CenturyLink Inc
8.13%, 04/28/2034		9,109	11,550		5.80%, 03/15/2022		3,400	3,349
9.38%, 04/01/2029		2,532	3,494		Colombia Telecomunicaciones SA ESP
					5.38%, 09/27/2022(e)		600	561
Peruvian Government International Bond					CommScope Inc
5.63%, 11/18/2050		5,220	5,181		8.25%, 01/15/2019 (e)		129	140
6.55%, 03/14/2037		1,109	1,261

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Telecommunications (continued)					Textiles - 0.09%
Digicel Group Ltd					Empire Today LLC / Empire Today Finance
8.25%, 09/30/2020(e)		$1,700	$1,768		Corp
10.50%, 04/15/2018		1,400	1,488		11.38%, 02/01/2017(e)		$7,240	$7,330
Frontier Communications Corp
7.13%, 01/15/2023		700	691
Indosat Palapa Co BV					Transportation - 0.64%
					BNSF Funding Trust I
7.38%, 07/29/2020		2,875	3,119		6.61%, 12/15/2055(g)		4,610	5,065
Intelsat Jackson Holdings SA
5.50%, 08/01/2023(e)		7,350	7,019		CEVA Group PLC
					8.38%, 12/01/2017(e)		9,600	10,020
Level 3 Financing Inc					11.63%, 10/01/2016(e)		6,710	7,012
6.13%, 01/15/2021(e)		3,700	3,783
					Far East Capital Ltd SA
7.00%, 06/01/2020		2,275	2,417		8.00%, 05/02/2018(e)		4,100	3,659
Matterhorn Mobile Holdings SA					8.75%, 05/02/2020(e)		943	835
8.25%, 02/15/2020	EUR	2,400	3,553		Marquette Transportation Co LLC /
Millicom International Cellular SA
6.63%, 10/15/2021(e)		$1,948	1,961		Marquette Transportation Finance Corp
Mobile Challenger Intermediate Group SA					10.88%, 01/15/2017		9,715	10,237
8.75%, PIK 9.50%, 03/15/2019(f)	EUR	2,700	3,778		Quality Distribution LLC/QD Capital Corp
Mobile Telesystems OJSC via MTS					9.88%, 11/01/2018		10,342	11,376
International Funding Ltd					Russian Railways via RZD Capital PLC
5.00%, 05/30/2023(e)		$4,000	3,680		5.74%, 04/03/2017		845	908
					Transnet SOC Ltd
Nokia Siemens Networks Finance BV					4.00%, 07/26/2022(e)		3,049	2,671
7.13%, 04/15/2020	EUR	1,000	1,528
SBA Telecommunications Inc								$51,783
5.75%, 07/15/2020		$7,760	8,070		Trucking & Leasing - 0.04%
SoftBank Corp					Jurassic Holdings III Inc
4.50%, 04/15/2020(e)		3,100	3,050		6.88%, 02/15/2021(e),(h)		2,900	2,915
Sprint Corp
7.13%, 06/15/2024(e)		5,000	5,025		TOTAL BONDS			$4,101,558
7.25%, 09/15/2021(e)		9,800	10,560		CREDIT LINKED STRUCTURED		Principal
Sunrise Communications Holdings SA					NOTES- 0.24%	Amount (000's)		Value(000	's)
8.50%, 12/31/2018	EUR	2,861	4,179
TBG Global Pte Ltd					Sovereign - 0.24%
4.63%, 04/03/2018(e)		$2,543	2,413		Colombian Tes - Barclays
Telecom Italia SpA					7.00%, 04/07/2022	COP 10,430,000		5,123
4.88%, 09/25/2020	EUR	2,200	3,043		Republic of Iraq - Merrill Lynch
Telenet Finance V Luxembourg SCA					2.53%, 01/07/2028(b),(c),(g)	JPY	630,451	3,579
6.25%, 08/15/2022		2,900	4,208		Titulos De Tesoreria B - Citigroup Inc
T-Mobile USA Inc					11.00%, 07/27/2020(e)	COP 12,000,000		7,188
6.13%, 01/15/2022		$1,925	1,968		11.00%, 07/27/2020(e)		2,500,000	1,497
tw telecom holdings inc					11.00%, 07/27/2020(e)		3,000,000	1,797
6.38%, 09/01/2023		1,875	1,959					$19,184
UPC Holding BV					TOTAL CREDIT LINKED STRUCTURED NOTES			$19,184
6.38%, 09/15/2022	EUR	3,500	4,827		SENIOR FLOATING RATE INTERESTS		Principal
8.38%, 08/15/2020		2,090	3,091		- 8.04%	Amount (000's)		Value(000	's)
UPCB Finance V Ltd
7.25%, 11/15/2021(e)		$3,500	3,780		Advertising - 0.12%
UPCB Finance VI Ltd					Van Wagner Communications LLC, Term
6.88%, 01/15/2022 (e)		1,100	1,177		Loan B
					6.25%, 08/03/2019(g)		$9,943	$10,054
ViaSat Inc
6.88%, 06/15/2020		5,400	5,670
Vimpel Communications Via VIP Finance					Agriculture - 0.18%
Ireland Ltd OJSC					Arysta Lifescience SPC LLC, Term Loan
7.75%, 02/02/2021		500	539		8.25%, 11/20/2020(g)		6,575	6,686
9.13%, 04/30/2018(e)		1,500	1,719		North Atlantic Trading Co Inc, Term Loan
VimpelCom Holdings BV					0.00%, 01/13/2020(g),(i)		8,090	8,050
5.20%, 02/13/2019(e)		1,640	1,622					$14,736
7.50%, 03/01/2022		500	519
Virgin Media Finance PLC					Airlines - 0.01%
7.00%, 04/15/2023	GBP	2,400	4,064		Global Aviation Holdings Inc, PIK Term
Virgin Media Secured Finance PLC					Loan
6.00%, 04/15/2021(e)		2,900	4,873		0.00%, PIK 0.00%, 07/13/2017(a),(b),(f),(g)		4,879	976
					3.00%, PIK 3.00%, 02/13/2018(b),(f),(g)		1,587	16
Wind Acquisition Finance SA
7.38%, 02/15/2018	EUR	900	1,278					$992
Wind Acquisition Holdings Finance SA					Building Materials - 0.18%
12.25%, 07/15/2017(e)		$583	603		Air Distribution Technologies Inc, Term
			$133,342		Loan
					9.25%, 05/01/2020(g)		5,799	5,900

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Building Materials (continued)			Diversified Financial Services (continued)
CPG International Inc, Term Loan B			Nuveen Investments Inc, Term Loan B
4.75%, 09/30/2020(g)	$4,818	$4,844	4.16%, 05/13/2017(g)	$1,000	$997
Panolam Industries International Inc, Term			Ocwen Loan Servicing LLC, Term Loan
Loan			5.00%, 02/15/2018(g)	1,687	1,701
7.25%, 08/22/2017(g)	3,887	3,741	Sears Roebuck Acceptance Corp, Term Loan
		$14,485	B
			5.50%, 06/30/2018(g)	8,000	8,009
Closed End Funds - 0.21%					$25,572
Associated Partners Inc, Delay-Draw Term
Loan			Electric - 0.08%
6.66%, 12/24/2015(b),(c),(g)	17,000	17,000	Astoria Generating Co Acquisitions LLC,
			Term Loan
			8.50%, 10/26/2017(g)	6,338	6,516
Coal- 0.03%
Bowie Resource Holdings LLC, Term Loan
B			Electronics - 0.04%
6.75%, 08/07/2020(g)	2,419	2,444	Excelitas Technologies Corp, Term Loan
			6.00%, 10/23/2020(g)	3,380	3,394

Commercial Services - 0.72%
Catalent Pharma Solutions Inc, Term Loan			Engineering & Construction - 0.01%
6.50%, 12/31/2017(g)	1,700	1,720	NANA Development Corp, Term Loan B
Ceridian Corp, Term Loan B			8.00%, 03/13/2018(g)	1,275	1,250
4.41%, 05/09/2017(g)	5,288	5,310
CHG Buyer Corp, Term Loan
9.00%, 11/13/2020(g)	6,596	6,678	Entertainment - 0.12%
			Lions Gate Entertainment Corp, Term Loan
Envision Acquisition Co LLC, Term Loan			5.00%, 07/17/2020(g)	9,800	9,751
9.75%, 09/23/2021(g)	6,000	6,035
Envision Acquisition Co LLC, Term Loan B
5.75%, 09/23/2021(g)	1,920	1,935	Environmental Control - 0.03%
Envision Healthcare Corp, Term Loan B			EnergySolutions LLC, Term Loan B
4.00%, 05/25/2018(g)	19,893	19,990	7.25%, 08/15/2016(g)	2,087	2,108
Laureate Education Inc, Term Loan B
5.00%, 06/16/2018(g)	4,387	4,357
Learning Care Group Inc, Term Loan B			Food- 0.59%
6.00%, 05/08/2019(g)	1,244	1,251	AdvancePierre Foods Inc, Term Loan
			9.50%, 10/02/2017(g)	19,261	18,731
Sutherland Global Services Inc, Term Loan
7.25%, 03/06/2019(g)	1,326	1,326	CTI Foods Holding Co LLC, Term Loan
			8.25%, 06/14/2019(g)	3,920	3,998
7.25%, 03/06/2019(g)	599	599
			Del Monte Foods Company, Term Loan
Washington Inventory Service, Term Loan			0.00%, 07/26/2021(g),(i)	6,500	6,573
10.25%, 06/18/2019(g)	6,800	6,834
			Hostess Brands Inc, Term Loan B
Wyle Services Corp, Term Loan B			6.75%, 03/12/2020(g)	600	623
5.00%, 03/26/2017(g)	2,089	2,094
			6.75%, 03/12/2020(g)	2,550	2,646
		$58,129	Milk Specialties Co, Term Loan B
Computers - 0.37%			7.00%, 11/07/2018(g)	14,676	14,639
Expert Global Solutions Inc, Term Loan B					$47,210
8.50%, 04/02/2018(g)	11,633	11,536
Peak 10 Inc, Term Loan B			Forest Products & Paper - 0.02%
7.25%, 10/22/2018(g)	17,573	17,748	Ranpak Corp, Term Loan
			8.50%, 04/20/2017(g)	1,225	1,256
SRA International Inc, Term Loan B
6.50%, 07/20/2018(g)	410	410
		$29,694	Healthcare - Products - 0.24%
			Biomet Inc, Term Loan B2
Distribution & Wholesale - 0.03%			3.67%, 07/25/2017(g)	14,528	14,610
Performance Food Group Inc, Term Loan			Merge Healthcare Inc, Term Loan
6.25%, 11/07/2019(g)	1,741	1,767	6.00%, 04/19/2019(b),(g)	2,219	2,063
VWR Funding Inc, Term Loan B1			Surgical Specialties Corp, Term Loan B
4.17%, 04/03/2017(g)	576	577	7.25%, 08/15/2018(g)	2,925	2,940
		$2,344			$19,613

Diversified Financial Services - 0.32%			Healthcare - Services - 1.10%
Connolly LLC, Term Loan			American Renal Holdings Inc, Delay-Draw
0.00%, 01/22/2021(g),(i)	990	996
10.50%, 07/25/2019(g)	2,290	2,336	Term Loan DD
			8.50%, 02/14/2020(g)	2,500	2,506
KCG Holdings Inc, Term Loan B			Ardent Medical Services Inc, Term Loan
5.75%, 11/30/2017(g)	315	316	0.00%, 01/02/2019(g),(i)	1,250	1,262
National Financial Partners Corp, Term Loan			HCA Inc, Term Loan B4
B			3.00%, 05/01/2018(g)	6,945	6,948
5.25%, 06/19/2020(g)	4,727	4,764
			Heartland Dental Care LLC, Term Loan
Nuveen Investments Inc, Term Loan			5.50%, 12/21/2018(g)	6,400	6,442
6.50%, 02/28/2019(g)	6,500	6,453	9.75%, 06/20/2019(g)	9,050	9,242

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Healthcare - Services (continued)			Lodging - 0.33%
National Mentor Holdings Inc, Term Loan B			CityCenter Holdings LLC, Term Loan B
0.00%, 01/31/2021(g),(i)	$13,680	$13,770	5.00%, 10/09/2020(g)	$12,140	$12,277
National Mentor Holdings Inc, Term Loan			Hilton Worldwide Finance LLC, Term Loan
B1			B
6.50%, 02/09/2017(g)	15,550	15,567	3.75%, 09/23/2020(g)	4,476	4,502
RegionalCare Hospital Partners Inc, Term			Intrawest Operations Group LLC, Term Loan
Loan B			B
7.00%, 11/04/2018(g)	4,059	3,963	5.50%, 11/26/2020(g)	7,500	7,613
Sheridan Holdings Inc, Term Loan			ROC Finance LLC, Term Loan B
8.25%, 12/13/2021(g)	7,900	8,078	5.00%, 03/27/2019(g)	2,404	2,345
8.25%, 12/13/2021(g)	2,090	2,137			$26,737
Steward Health Care System LLC, Term
Loan			Machinery - Construction & Mining - 0.02%
6.75%, 04/10/2020(g)	4,055	4,065	Varel International Energy Funding Corp,
Surgery Center Holdings Inc, Term Loan			Term Loan
9.75%, 04/10/2020(g)	5,825	5,752	9.25%, 07/14/2017(g)	1,237	1,252
US Renal Care Inc, Term Loan
4.25%, 07/03/2019(g)	2,394	2,412	Machinery - Diversified - 0.05%
US Renal Care Inc, Term Loan B1			CPM Holdings Inc, Term Loan
8.50%, 01/03/2020(g)	4,900	5,010	10.25%, 02/16/2018(g)	2,500	2,525
8.50%, 01/03/2020(g)	1,060	1,084	Intelligrated Inc, Term Loan
		$88,238	10.50%, 01/19/2019(g)	1,400	1,433

Holding Companies - Diversified - 0.16%					$3,958
Opal Acquisition Inc, Term Loan B			Media- 0.07%
5.00%, 11/20/2020(g)	1,950	1,960	Cengage Learning Acquisitions Inc, Term
5.00%, 11/20/2020(g)	8,070	8,112	Loan
Shield Finance Co, Term Loan			0.00%, 07/03/2014(a),(g)	1,791	1,635
0.00%, 01/27/2021(g),(i)	2,800	2,811	Cengage Learning Acquisitions Inc, Term
		$12,883	Loan EXT
			0.00%, 07/31/2017(a),(g)	489	446
Insurance - 0.09%			CKX Inc, Term Loan B
AmWins Group LLC, Term Loan			9.00%, 06/21/2017(b),(g)	1,503	1,293
5.00%, 02/20/2020(g)	4,175	4,205
			Cumulus Media Holdings Inc, Term Loan B
Lonestar Intermediate Super Holdings LLC,			4.25%, 12/18/2020(g)	2,650	2,675
Term Loan
11.00%, 08/16/2019(g)	3,000	3,060			$6,049
		$7,265	Metal Fabrication & Hardware - 0.05%
			Doncasters Group Ltd, Term Loan
Internet - 0.33%			9.50%, 10/28/2020(g)	800	812
Active Network Inc/The, Term Loan
5.50%, 11/06/2020(g)	1,000	1,007	Wastequip LLC, Term Loan B
			5.50%, 07/26/2019(g)	2,960	2,975
Blue Coat Systems Inc, Term Loan
9.50%, 06/26/2020(g)	3,000	3,064			$3,787
Blue Coat Systems Inc, Term Loan B			Mining - 0.04%
4.50%, 02/15/2018(g)	3,950	3,966	Constellium NV, Term Loan B
EIG Investors Corp, Term Loan B			6.00%, 03/06/2020(g)	3,466	3,544
5.00%, 11/09/2019(g)	6,993	7,040
Ion Trading Technologies Sarl, Term Loan
B			Miscellaneous Manufacturing - 0.09%
8.25%, 05/21/2021(g)	1,000	1,013	Arctic Glacier USA Inc, Term Loan
8.25%, 05/21/2021(g)	5,125	5,193	6.00%, 05/09/2019(g)	1,944	1,946
LANDesk Software Inc, Term Loan B			Utex Industries Inc, Term Loan
5.25%, 08/07/2020(g)	3,682	3,693	4.50%, 04/10/2020(g)	1,711	1,721
			8.75%, 04/10/2021(g)	3,400	3,477
SumTotal Systems Inc, Term Loan
6.28%, 11/13/2019(g)	1,779	1,771			$7,144
		$26,747	Oil & Gas - 0.10%
Leisure Products & Services - 0.39%			Fieldwood Energy LLC, Term Loan
			8.38%, 09/20/2020(g)	2,875	2,952
Equinox Holdings Inc, Term Loan
9.75%, 05/16/2020(g)	12,500	12,703	Rice Drilling B LLC, Term Loan
			8.50%, 10/11/2018(g)	496	505
Sabre Inc, Term Loan B
5.25%, 02/15/2019(g)	5,311	5,339	Templar Energy LLC, Term Loan
			8.00%, 11/25/2020(g)	4,200	4,234
Travelport LLC, PIK Term Loan 2
8.37%, PIK 4.38%, 12/01/2016(f),(g)	967	989			$7,691
Travelport LLC, Term Loan			Oil & Gas Services - 0.07%
6.25%, 06/21/2019(g)	7,729	7,900	McJunkin Red Man Corp, Term Loan B
Travelport LLC, Term Loan 1			5.00%, 11/08/2019(g)	2,883	2,916
9.50%, 01/31/2016(g)	4,352	4,492	Panda Temple Power II LLC, Term Loan B
		$31,423	7.25%, 04/03/2019(g)	850	869

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's)	Value(000	's)

Oil & Gas Services (continued)			Software (continued)
Pinnacle Holdco Sarl, Term Loan			STG-Fairway Acquisitions Inc, Term Loan
10.50%, 07/24/2020(g)	$1,500	$1,506	B
		$5,291	6.25%, 02/13/2019(g)	$1,241	$1,241

Packaging & Containers - 0.16%					$28,610
Berlin Packaging LLC, Term Loan			Telecommunications - 0.37%
3.75%, 03/28/2020(g)	1,910	1,934	Alcatel-Lucent USA Inc, Term Loan C
8.75%, 03/28/2020(g)	1,420	1,452	5.75%, 01/29/2019(g)	3,465	3,494
FPC Holdings Inc, Term Loan			Avaya Inc, Term Loan B3
9.25%, 05/15/2020(g)	9,400	9,212	4.74%, 10/26/2017(g)	4,865	4,751
		$12,598	Avaya Inc, Term Loan B5
			8.00%, 03/31/2018(g)	2,817	2,840
Pharmaceuticals - 0.07%			Cleveland Unlimited Inc, Term Loan
BioScrip Inc, Delay-Draw Term Loan B-DD			14.62%, 01/25/2016(b),(c),(g)	5	5
6.50%, 07/22/2020(g)	244	242	14.26%, 06/25/2016(b),(c),(g)	33	33
BioScrip Inc, Term Loan B			Cleveland Unlimited Inc, Term Loan A
6.50%, 06/05/2020(g)	408	404	14.65%, 01/25/2016(b),(c),(g)	13	13
P2 Lower Acquisition LLC, Term Loan			14.61%, 01/25/2016(b),(c),(g)	11	11
9.50%, 10/18/2021(g)	2,375	2,422
			Cleveland Unlimited Inc, Term Loan B
Patheon Inc, Term Loan			14.98%, 01/25/2016(b),(c),(g)	13	13
0.00%, 01/22/2021(g),(i)	2,600	2,594	14.24%, 07/25/2016(b),(c),(g)	11	11
		$5,662	Cleveland Unlimited Inc, Term Loan C
Pipelines - 0.03%			14.26%, 06/25/2016(b),(c),(g)	5	5
Crestwood Holdings LLC, Term Loan B1			GOGO LLC, Term Loan
7.00%, 05/24/2019(g)	2,720	2,785	11.25%, 06/21/2017(b),(g)	4,495	4,877
			IPC Systems Inc, Term Loan B1 EXT
			7.75%, 07/31/2017(g)	270	270
Retail - 0.62%			IPC Systems Inc, Term Loan C
Grocery Outlet Inc, Term Loan			7.75%, 07/31/2017(g)	1,210	1,216
10.50%, 05/26/2019(g)	7,063	7,098	LTS Buyer LLC, Term Loan
Grocery Outlet Inc, Term Loan B			8.00%, 03/28/2021(g)	1,439	1,466
5.50%, 12/10/2018(g)	4,606	4,614	8.00%, 03/28/2021(g)	660	672
5.50%, 12/10/2018(g)	6,455	6,466	Nextech Systems LLC, Term Loan
Guitar Center Inc, Term Loan B-NONEXT			6.00%, 11/13/2018(b),(c),(g)	3,100	3,038
6.25%, 04/09/2017(g)	12,283	12,060	Telx Group Inc/The, Term Loan B
HMK Intermediate Holdings LLC, Term			5.25%, 09/22/2017(g)	2,445	2,458
Loan B			West Corp, Term Loan B8
5.75%, 03/22/2018(g)	4,176	4,186	3.75%, 06/30/2018(g)	4,697	4,706
Hudson's Bay Co, Term Loan					$29,879
8.25%, 10/08/2021(g)	6,880	7,092
Neiman Marcus Group LTD Inc, Term Loan			Transportation - 0.22%
5.00%, 10/16/2020(g)	3,491	3,530	Commercial Barge Line Co, Term Loan B
Rite Aid Corp, Term Loan 2			7.50%, 09/20/2019(g)	4,962	4,965
4.88%, 06/11/2021(g)	2,550	2,591	Commercial Barge Line Co, Term Loan C
Steinway Musical Instruments Inc, Term			10.75%, 03/20/2020(g)	4,000	3,930
Loan			Sirva Worldwide Inc, Term Loan
9.25%, 09/11/2020(g)	700	721	7.50%, 03/22/2019(g)	7,047	7,188
Targus Group International Inc, Term Loan			US Shipping Corp, Term Loan B
B			9.00%, 04/11/2018(g)	1,493	1,526
12.00%, 05/24/2016(g)	1,344	1,129			$17,609

		$49,487	Trucking & Leasing - 0.02%
Software - 0.36%			AWAS Finance Luxembourg SA, Term
Attachmate Corp, Term Loan			Loan
7.25%, 11/24/2017(g)	3,867	3,920	3.50%, 06/10/2016(g)	1,407	1,412
Deltek Inc, Term Loan
10.00%, 10/04/2019(g)	1,000	1,022	TOTAL SENIOR FLOATING RATE INTERESTS		$646,599
First Data Corp, Term Loan C1				Maturity
4.16%, 03/23/2018(g)	3,660	3,656	REPURCHASE AGREEMENTS - 3.69%	Amount (000's)	Value(000	's)
Hyland Software Inc, Term Loan B
5.50%, 10/24/2019(g)	1,386	1,392	Banks- 3.69%
Misys Ltd, Term Loan			Investment in Joint Trading Account;	$37,473	$37,473
12.00%, 12/06/2019(g)	10,000	11,425	Barclays Bank PLC Repurchase
P2 Upstream Acquisition Co, Term Loan			Agreement; 0.02% dated 01/31/2014
9.00%, 04/30/2021(g)	3,100	3,154	maturing 02/03/2014 (collateralized by US
Sophos Public Ltd, Term Loan B			Government Securities; $38,222,382;
6.50%, 05/04/2019(g)	2,800	2,800	0.25% - 1.50%; dated 03/31/15 - 01/31/19)

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2014 (unaudited)

				Portfolio Summary (unaudited)

REPURCHASE AGREEMENTS		Maturity		Country	Percent
(continued)	Amount (000's)		Value (000's)	United States	68.29%
				United Kingdom	3.82%
Banks (continued)				Canada	3.12%
Investment in Joint Trading Account; Credit		$101,284	$101,283	Luxembourg	1.99%
	Suisse Repurchase Agreement; 0.01%			France	1.52%
	dated 01/31/2014 maturing 02/03/2014			Netherlands	1.34%
	(collateralized by US Government			Australia	1.23%
	Securities; $103,309,636; 0.00% - 11.25%;			Japan	1.16%
	dated 02/15/15 - 02/15/41)			Germany	1.16%
Investment in Joint Trading Account;		107,066	107,066	Brazil	1.04%
	Deutsche Bank Repurchase Agreement;			Venezuela	1.00%
	0.02% dated 01/31/2014 maturing			Bermuda	1.00%
	02/03/2014 (collateralized by US			Indonesia	0.97%
	Government Securities; $109,206,804;			Turkey	0.87%
	0.00% - 7.13%; dated 02/25/14 - 05/04/37)			Cayman Islands	0.65%
Investment in Joint Trading Account; Merrill		50,938	50,938	South Africa	0.63%
	Lynch Repurchase Agreement; 0.02%			Mexico	0.63%
	dated 01/31/2014 maturing 02/03/2014			Italy	0.59%
	(collateralized by US Government			Colombia	0.53%
	Securities; $51,956,230; 0.00% - 5.50%;			Ireland	0.46%
	dated 02/25/14 - 07/05/22)			Hong Kong	0.44%
			$296,760	Kazakhstan	0.41%
TOTAL REPURCHASE AGREEMENTS			$296,760	Chile	0.40%
Total Investments			$7,929,336	Croatia	0.37%
Other Assets in Excess of Liabilities, Net - 1.37%			$110,009	Ukraine	0.36%
TOTAL NET ASSETS - 100.00%			$8,039,345	Switzerland	0.36%
				Spain	0.32%
				Russian Federation	0.31%
(a)	Non-Income Producing Security			Dominican Republic	0.27%
(b)	Security is Illiquid			Jersey, Channel Islands	0.26%
(c)	Fair value of these investments is determined in good faith by the			Virgin Islands, British	0.25%
	Manager under procedures established and periodically reviewed by the			Sweden	0.24%
	Board of Directors. At the end of the period, the fair value of these			Singapore	0.23%
	securities totaled $70,028 or 0.87% of net assets.			Iraq	0.18%
(d)	Security or a portion of the security was pledged to cover margin			Panama	0.18%
	requirements for options contracts. At the end of the period, the value of			Hungary	0.18%
	these securities totaled $297,282 or 3.70% of net assets.			Finland	0.17%
(e)	Security exempt from registration under Rule 144A of the Securities Act of			China	0.14%
	1933. These securities may be resold in transactions exempt from			El Salvador	0.13%
	registration, normally to qualified institutional buyers. Unless otherwise			Norway	0.13%
	indicated, these securities are not considered illiquid. At the end of the			Poland	0.12%
	period, the value of these securities totaled $1,621,039 or 20.16% of net			Denmark	0.12%
	assets.			Cote d'Ivoire	0.11%
(f)	Payment in kind; the issuer has the option of paying additional securities			Peru	0.09%
	in lieu of cash.			Azerbaijan	0.08%
(g)	Variable Rate. Rate shown is in effect at January 31, 2014.			Ghana	0.08%
(h)	Security purchased on a when-issued basis.			Korea, Republic Of	0.08%
(i)	This Senior Floating Rate Note will settle after January 31, 2014, at which			Slovakia	0.07%
	time the interest rate will be determined.			Austria	0.06%
				Romania	0.05%
				Taiwan, Province Of China	0.05%
				Nigeria	0.05%
				Guernsey	0.05%
				Slovenia	0.05%
				New Zealand	0.05%
				Marshall Islands	0.04%
				Morocco	0.04%
				Argentina	0.04%
				Cyprus	0.01%
				Israel	0.01%
				Costa Rica	0.01%
				Thailand	0.01%
				Malaysia	0.01%
				Gabon	0.01%
				Trinidad And Tobago	0.01%
				Honduras	0.00%
				Other Assets in Excess of Liabilities, Net	1.37%
				TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments Global Diversified Income Fund January 31, 2014 (unaudited)

Foreign Currency Contracts

Foreign Currency Purchase Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Euro	Bank of New York Mellon	02/18/2014	1,275,000	$1,728	$1,720	$(8)
Euro	Bank of New York Mellon	02/20/2014	8,775,000	12,026	11,834	(192)
Euro	Bank of New York Mellon	04/08/2014	3,475,000	4,723	4,686	(37)
Euro	JP Morgan Chase	03/14/2014	25,227,487	34,495	34,022	(473)
Total						$(710)

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Brazilian Real	JP Morgan Chase	03/06/2014	57,434,000	$23,500	$23,626	$(126)
British Pound Sterling	Bank of New York Mellon	02/07/2014	3,000,000	4,802	4,931	(129)
British Pound Sterling	JP Morgan Chase	03/14/2014	24,222,111	39,959	39,803	156
Colombian Peso	JP Morgan Chase	02/21/2014	35,419,798,000	18,067	17,560	507
Euro	Bank of New York Mellon	02/18/2014	3,650,000	4,925	4,923	2
Euro	Bank of New York Mellon	02/20/2014	14,825,000	20,023	19,994	29
Euro	Bank of New York Mellon	04/08/2014	775,000	1,055	1,045	10
Euro	Bank of New York Mellon	04/17/2014	1,550,000	2,105	2,090	15
Euro	JP Morgan Chase	02/06/2014	126,552,503	172,217	170,681	1,536
Euro	JP Morgan Chase	03/14/2014	4,118,400	5,632	5,554	78
Indonesian Rupiah	JP Morgan Chase	02/21/2014	160,788,956,864	13,422	13,181	241
Japanese Yen	JP Morgan Chase	03/14/2014	363,568,000	3,550	3,560	(10)
Total						$2,309

Amounts in thousands except contracts

Options

Written Options Outstanding	Exercise Price	Expiration Date	Contracts	Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - Utilities Select Sector SPDR	$39.00	02/24/2014	10,000	$(340)	$(542)	$(202)
Total				$(340)	$(542)	$(202)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 97.58%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Healthcare - Services - 0.47%				REITS (continued)
Brookdale Senior Living Inc (a)	286,982	$7,881		Land Securities Group PLC	1,684,635	$28,444
				LaSalle Hotel Properties	172,700	5,312
				Medical Properties Trust Inc	257,455	3,416
Holding Companies - Diversified - 1.22%				Mirvac Group	11,265,556	16,463
Wharf Holdings Ltd	2,973,880	20,244		Nomura Real Estate Master Fund Inc	22,419	23,666
				Northern Property Real Estate Investment	108,069	2,823
Home Builders - 0.96%				Trust
Taylor Wimpey PLC	8,640,640	15,903		Orix JREIT Inc	11,248	14,941
				Pebblebrook Hotel Trust	612,441	18,453
				Pennsylvania Real Estate Investment Trust	271,322	5,060
Real Estate - 25.42%				Prologis Inc	1,251,295	48,500
Agile Property Holdings Ltd	10,976,000	10,080
Atrium European Real Estate Ltd (b)	1,411,519	7,921		Public Storage	157,986	24,897
				Saul Centers Inc	216,132	10,072
CapitaLand Ltd	7,549,000	16,259		Senior Housing Properties Trust	602,086	13,559
Citycon OYJ	2,731,778	9,317
Country Garden Holdings Co Ltd	15,722,000	8,550		Simon Property Group Inc	627,144	97,107
				SL Green Realty Corp	401,182	37,619
Fabege AB	1,517,240	19,230		Spring Real Estate Investment Trust (a)	19,142,000	7,693
Henderson Land Development Co Ltd	2,737,685	14,727		Strategic Hotels & Resorts Inc (a)	909,415	8,467
Hongkong Land Holdings Ltd	3,811,753	22,945
Hufvudstaden AB	786,191	10,530		Sunstone Hotel Investors Inc	924,903	11,867
				Taubman Centers Inc	190,242	12,370
Jones Lang LaSalle Inc	86,478	9,881		Unibail-Rodamco SE	104,949	25,258
Kerry Properties Ltd	3,003,500	9,633
KWG Property Holding Ltd	13,110,000	6,833		Ventas Inc	447,243	27,903
				Vornado Realty Trust	343,810	31,572
LEG Immobilien AG	329,094	19,586		Weingarten Realty Investors	455,936	13,218
Mitsubishi Estate Co Ltd	2,564,077	62,977
Mitsui Fudosan Co Ltd	1,807,793	57,089		Wereldhave NV	215,365	16,377
				Westfield Group	1,398,149	12,502
Nomura Real Estate Holdings Inc	556,400	11,277		Workspace Group PLC	1,822,477	16,262
Shimao Property Holdings Ltd	6,978,000	15,242
Sino Land Co Ltd	9,242,000	12,267				$1,142,331
Sponda OYJ	1,977,719	9,563		Storage & Warehousing - 0.66%
ST Modwen Properties PLC	2,935,132	18,524		Safestore Holdings PLC	3,459,041	10,920
Sumitomo Realty & Development Co Ltd	596,000	26,315
Sun Hung Kai Properties Ltd	1,787,687	21,798		TOTAL COMMON STOCKS		$1,619,101
Unite Group PLC	3,164,114	21,278		Total Investments		$1,619,101
		$421,822		Other Assets in Excess of Liabilities, Net - 2.42%		$40,159
REITS - 68.85%				TOTAL NET ASSETS - 100.00%		$1,659,260
AEON REIT Investment Corp	10,510	13,609
Apartment Investment & Management Co	711,453	19,899		(a) Non-Income Producing Security
Astro Japan Property Group (b)	2,066,723	7,048
				(b) Security is Illiquid
AvalonBay Communities Inc	223,786	27,638		(c)		Fair value of these investments is determined in good faith by the
Boardwalk Real Estate Investment Trust	281,740	14,798		Manager under procedures established and periodically reviewed by the
Boston Properties Inc	343,065	37,082		Board of Directors. At the end of the period, the fair value of these
BRE Properties Inc	388,045	22,933		securities totaled $1,987 or 0.12% of net assets.
Camden Property Trust	264,956	16,380
Canadian Real Estate Investment Trust	393,225	15,012
Corrections Corp of America	567,854	19,063
CubeSmart	1,062,049	17,503		Portfolio Summary (unaudited)
DDR Corp	984,533	15,428		Country		Percent
Duke Realty Corp	915,176	14,377		United States		50.02%
EPR Properties	317,767	16,232		Japan		15.64%
Equity One Inc	372,346	8,437		Hong Kong		7.91%
Equity Residential	480,716	26,622		United Kingdom		7.80%
Essex Property Trust Inc	158,727	25,138		Australia		4.22%
Extra Space Storage Inc	499,272	22,797		France		2.35%
Federal Realty Investment Trust	168,032	18,315		Canada		1.96%
Federation Centres Ltd	8,079,266	16,030		Sweden		1.79%
First Industrial Realty Trust Inc	1,140,084	19,564		Germany		1.18%
General Growth Properties Inc	2,069,294	41,676		Finland		1.14%
Goodman Group	4,434,650	18,120		China		1.12%
Great Portland Estates PLC	1,813,914	18,014		Netherlands		0.99%
HCP Inc	273,352	10,702		Singapore		0.98%
Health Care REIT Inc	254,036	14,714		Jersey, Channel Islands		0.48%
Host Hotels & Resorts Inc	1,792,111	32,957		Other Assets in Excess of Liabilities, Net		2.42%
Hulic Reit Inc (a),(c)	1,880	1,987		TOTAL NET ASSETS		100.00%
Japan Hotel REIT Investment Corp	23,336	11,207
Japan Logistics Fund Inc	7,045	15,559
Kenedix Office Investment Corp	2,703	13,433
Kenedix Residential Investment Corp	3,473	7,280
Kilroy Realty Corp	287,200	15,164
Klepierre	318,224	13,792

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)			Principal
Diversified Financial Services - 0.00%					BONDS (continued)	Amount (000's)	Value(000	's)
Rescap Liquidating Trust (a),(b)	5,576	$—			Mortgage Backed Securities (continued)
					Ginnie Mae (continued)
TOTAL COMMON STOCKS		$—			0.86%, 02/16/2053(c)	$86,239	$6,208
	Principal				0.87%, 02/16/2053(c)	53,393	3,975
BONDS- 27.04%	Amount (000's)	Value(000	's)		0.88%, 04/16/2053(c)	39,654	1,841
					0.92%, 03/16/2052(c)	46,959	3,926
Home Equity Asset Backed Securities - 0.84%					0.93%, 02/16/2053(c)	99,782	8,537
ACE Securities Corp Mortgage Loan Trust					0.94%, 10/16/2054(c)	64,349	3,813
Series 2007-D1					0.96%, 02/16/2046(c)	69,607	5,203
6.34%, 02/25/2038(c),(d)	$4,110	$4,017			0.96%, 11/16/2052(c)	68,544	5,634
6.93%, 02/25/2038(d)	10,836	10,688			0.98%, 09/16/2053(c)	64,522	4,936
		$14,705			0.98%, 06/16/2054(c)	34,513	2,328
Mortgage Backed Securities - 26.20%					1.02%, 02/16/2053(c)	68,432	5,019
Bear Stearns Commercial Mortgage Securities					1.02%, 04/16/2053(c)	38,438	3,092
Trust 2007-TOP28					1.06%, 03/16/2049(c)	56,497	3,677
5.96%, 09/11/2042(c)	9,700	10,539			1.06%, 06/16/2052(c)	56,537	4,051
BNPP Mortgage Securities LLC 2009-1 Trust					1.23%, 10/16/2053(c)	23,568	1,760
6.00%, 08/27/2037(b),(d)	6,757	7,028			1.29%, 12/16/2053(c)	20,602	1,570
CFCRE Commercial Mortgage Trust 2011-					1.32%, 09/16/2053(c)	47,312	3,256
C1					1.37%, 08/16/2053(c)	36,504	2,412
5.55%, 04/15/2044(c),(d)	3,000	3,265			1.52%, 08/16/2052(c)	74,570	5,283
Citigroup Mortgage Loan Trust 2009-4					1.58%, 12/16/2042(c)	9,808	9,675
0.52%, 05/25/2037(c),(d)	4,646	4,224			1.58%, 04/16/2053(c)	38,119	2,795
Citigroup Mortgage Loan Trust 2009-5					2.24%, 03/16/2046(b),(c)	8,772	8,682
6.95%, 10/25/2036(d)	1,910	1,998			2.60%, 09/16/2042(b),(c)	11,200	11,389
Citigroup Mortgage Loan Trust 2010-8					3.00%, 05/16/2037	14,000	14,034
5.75%, 02/25/2036(d)	2,055	1,914			3.00%, 09/16/2039	3,286	3,359
Citigroup Mortgage Loan Trust 2010-9					3.50%, 03/20/2036	8,215	8,699
4.25%, 01/25/2036(d)	4,856	4,999			3.50%, 07/16/2045	6,850	7,143
Credit Suisse First Boston Mortgage Securities					4.00%, 09/16/2026(c)	17,242	1,855
Corp					4.00%, 02/20/2034	7,065	7,365
6.00%, 12/25/2033	3,485	3,808			4.00%, 04/20/2038(c)	16,760	2,264
Fannie Mae Interest Strip					4.00%, 11/16/2038	2,016	2,139
7.00%, 04/01/2024(c)	98	22			4.50%, 04/20/2036(c)	18,200	2,440
Fannie Mae REMICS					4.50%, 01/20/2038(c)	7,809	906
0.76%, 04/25/2027(c)	23	23			5.00%, 11/20/2039	7,500	8,181
2.00%, 12/25/2042	5,614	4,344			JP Morgan Chase Commercial Mortgage
2.50%, 02/25/2028(c)	33,390	3,581			Securities Trust 2006-LDP9
2.50%, 11/25/2041	9,968	9,504			5.37%, 05/15/2047	9,400	9,937
3.50%, 02/25/2041(c)	17,201	3,236			JP Morgan Chase Commercial Mortgage
3.50%, 11/25/2042(c)	37,315	8,218			Securities Trust 2013-C10
4.00%, 06/25/2039	10,000	10,501			3.37%, 12/15/2047(c)	7,800	7,542
4.50%, 05/25/2040	11,835	12,916			JP Morgan Chase Commercial Mortgage
6.50%, 02/25/2047	429	465			Securities Trust 2013-C16
7.00%, 04/25/2032	2,452	2,832			4.94%, 12/15/2046(c)	8,000	8,379
9.00%, 05/25/2020	26	30			JP Morgan Chase Commercial Mortgage
Freddie Mac REMICS					Securities Trust 2013-LC11
1.06%, 02/15/2021(c)	14	14			3.22%, 04/15/2046(c)	7,700	7,334
2.50%, 11/15/2032	9,089	8,917		LB	-UBS Commercial Mortgage Trust 2006-
2.50%, 10/15/2036(c)	6,923	7,002			C6
2.50%, 02/15/2039	8,825	8,917			5.45%, 09/15/2039	10,000	10,751
2.50%, 02/15/2043	4,773	4,657			LF Rothschild Mortgage Trust III
3.00%, 02/15/2040	1,796	1,856			9.95%, 09/01/2017	5	6
3.00%, 10/15/2042	3,676	3,703			Merrill Lynch Mortgage Investors Trust Series
3.50%, 05/15/2032	5,378	5,598
3.50%, 04/15/2040	20,924	3,608			2005-A8 5.25%, 08/25/2036(c)	4,382	4,569
3.50%, 10/15/2042(c)	12,405	2,844			Morgan Stanley Capital I Trust 2006-TOP21
4.00%, 06/15/2028(c)	8,498	614			5.31%, 10/12/2052(c),(d)	2,700	2,840
4.00%, 02/15/2035(c)	18,767	1,728			Morgan Stanley Capital I Trust 2007-IQ15
4.00%, 01/15/2039(c)	12,406	1,831			5.91%, 06/11/2049(c)	10,000	11,199
4.00%, 05/15/2039	4,825	4,991			Morgan Stanley Mortgage Loan Trust 2006-
4.00%, 11/15/2042(c)	20,778	4,924			8AR
4.50%, 03/15/2032(c)	16,469	3,087			2.18%, 06/25/2036(c)	2,886	2,857
4.50%, 05/15/2037(c)	7,273	7,813			Morgan Stanley Re-REMIC Trust 2010-R1
6.50%, 08/15/2027	173	195			2.70%, 07/26/2035(c),(d)	9,700	9,000
Ginnie Mae					2.71%, 07/26/2035(c),(d)	8,700	8,678
0.61%, 01/16/2054(c)	51,581	2,985			Sequoia Mortgage Trust 2013-12
0.70%, 08/16/2051(c)	103,748	6,663			4.00%, 12/25/2043(c),(d)	7,615	7,706
0.74%, 05/16/2053(c)	68,551	5,030			Springleaf Mortgage Loan Trust
0.75%, 10/16/2053(c)	63,855	3,789			2.31%, 06/25/2058(c),(d)	5,600	5,425

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2014 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Federal Home Loan Mortgage Corporation (FHLMC)
Springleaf Mortgage Loan Trust 2013-3				(continued)
3.79%, 09/25/2057(c),(d)	$4,800	$4,799		5.50%, 05/01/2038	$165	$181
				6.00%, 04/01/2017	206	216
Structured Asset Sec Corp Mort Pass Thr Certs				6.00%, 04/01/2017	183	191
Series 2004-3
5.73%, 03/25/2034(c)	4,801	5,027		6.00%, 05/01/2017	218	228
				6.00%, 07/01/2017	12	13
		$457,709		6.00%, 01/01/2021	87	94
TOTAL BONDS		$472,414		6.00%, 06/01/2028	18	20
U.S. GOVERNMENT & GOVERNMENT	Principal			6.00%, 05/01/2031	193	216
AGENCY OBLIGATIONS - 72.28%	Amount (000's)	Value(000	's)	6.00%, 10/01/2031	7	8
Federal Home Loan Mortgage Corporation (FHLMC) -19.30%				6.00%, 02/01/2032	26	29
				6.00%, 09/01/2032	436	481
2.00%, 02/01/2028	$10,562	$10,322		6.00%, 11/01/2033	1,049	1,174
2.04%, 03/01/2036(c)	253	256		6.00%, 11/01/2033	976	1,105
2.50%, 08/01/2027	3,034	3,049		6.00%, 05/01/2034	2,070	2,256
2.50%, 09/01/2027	9,513	9,561		6.00%, 05/01/2034	3,381	3,778
2.50%, 02/01/2028	9,500	9,552		6.00%, 09/01/2034	202	227
2.60%, 10/01/2032(c)	2	2		6.00%, 01/01/2035	4,461	4,882
3.00%, 01/01/2027	8,747	9,032		6.00%, 02/01/2035	192	214
3.00%, 02/01/2027	3,998	4,126		6.00%, 10/01/2036(c)	162	179
3.00%, 02/01/2027	9,100	9,391		6.00%, 03/01/2037	274	302
3.00%, 10/01/2042	9,908	9,625		6.00%, 04/01/2037	1,270	1,418
3.00%, 10/01/2042	4,924	4,783		6.00%, 05/01/2037	352	395
3.00%, 10/01/2042	12,156	11,808		6.00%, 01/01/2038(c)	135	150
3.00%, 05/01/2043	8,982	8,725		6.00%, 01/01/2038	857	955
3.50%, 11/01/2026	6,341	6,684		6.00%, 03/01/2038	84	93
3.50%, 02/01/2032	9,488	9,852		6.00%, 04/01/2038	331	367
3.50%, 04/01/2032	7,983	8,289		6.00%, 07/01/2038	603	665
3.50%, 12/01/2041	4,817	4,883		6.00%, 10/01/2038	428	473
3.50%, 02/01/2042	3,441	3,487		6.00%, 09/01/2039	9,169	10,316
3.50%, 04/01/2042	13,595	13,773		6.50%, 11/01/2016	137	143
3.50%, 04/01/2042	1,429	1,448		6.50%, 06/01/2017	34	35
3.50%, 07/01/2042	14,870	15,066		6.50%, 12/01/2021	463	517
3.50%, 09/01/2042	10,589	10,728		6.50%, 04/01/2022	415	463
4.00%, 08/01/2026	5,923	6,310		6.50%, 05/01/2022	233	260
4.00%, 12/01/2040	9,607	10,053		6.50%, 08/01/2022	97	109
4.00%, 10/01/2041	7,040	7,363		6.50%, 05/01/2023	107	114
4.00%, 12/01/2041	8,408	8,819		6.50%, 07/01/2023	3	3
4.00%, 07/01/2042	5,684	5,964		6.50%, 01/01/2024	18	20
4.00%, 07/01/2043	7,219	7,572		6.50%, 07/01/2025	3	3
4.50%, 08/01/2033	968	1,039		6.50%, 07/01/2025	2	3
4.50%, 07/01/2039	3,173	3,400		6.50%, 09/01/2025	1	1
4.50%, 12/01/2040	8,166	8,752		6.50%, 09/01/2025	2	2
4.50%, 04/01/2041	8,971	9,691		6.50%, 10/01/2025	3	3
4.50%, 11/01/2043	8,924	9,642		6.50%, 10/01/2025	6	6
4.50%, 01/01/2044	9,550	10,300		6.50%, 04/01/2027	2	2
5.00%, 10/01/2025	179	194		6.50%, 03/01/2029	97	112
5.00%, 12/01/2032	134	146		6.50%, 03/01/2029	7	8
5.00%, 02/01/2033	1,482	1,617		6.50%, 04/01/2029	1,472	1,643
5.00%, 01/01/2034	1,346	1,470		6.50%, 04/01/2031	323	361
5.00%, 05/01/2034	262	286		6.50%, 06/01/2031	1	1
5.00%, 05/01/2035	321	350		6.50%, 10/01/2031	146	167
5.00%, 07/01/2035	8	9		6.50%, 01/01/2032	1,500	1,706
5.00%, 07/01/2035	144	158		6.50%, 02/01/2032	24	26
5.00%, 10/01/2035	27	29		6.50%, 04/01/2032	19	22
5.00%, 11/01/2035	1,177	1,290		6.50%, 08/01/2032	75	84
5.00%, 06/01/2039	6,395	6,971		6.50%, 08/01/2032	27	31
5.00%, 01/01/2040	7,896	8,601		6.50%, 04/01/2035	21	23
5.50%, 04/01/2018	100	107		6.50%, 02/01/2037	61	68
5.50%, 11/01/2018	1,561	1,681		6.50%, 09/01/2038	3,940	4,415
5.50%, 03/01/2029	1	2		7.00%, 07/01/2024	7	7
5.50%, 05/01/2033	27	30		7.00%, 01/01/2028	726	820
5.50%, 10/01/2033	38	43		7.00%, 06/01/2029	244	270
5.50%, 12/01/2033	885	976		7.00%, 01/01/2031	3	4
5.50%, 12/01/2033	2,498	2,759		7.00%, 04/01/2031	150	170
5.50%, 10/01/2035	5,771	6,393		7.00%, 10/01/2031	159	187
5.50%, 07/01/2037	79	86		7.00%, 04/01/2032	380	436
5.50%, 12/01/2037	4,704	5,200		7.00%, 01/01/2037	810	929
5.50%, 04/01/2038	43	47		7.50%, 12/01/2030	4	4
5.50%, 05/01/2038	1,265	1,382		7.50%, 02/01/2031	47	53

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal Home Loan Mortgage Corporation (FHLMC)				Federal National Mortgage Association (FNMA) (continued)
(continued)				5.00%, 11/01/2018	$410	$439
7.50%, 02/01/2031	$3	$4
8.00%, 08/01/2030	1	1		5.00%, 04/01/2019	100	107
				5.00%, 01/01/2026	221	241
8.00%, 12/01/2030	10	11		5.00%, 05/01/2033	11,279	12,493
8.50%, 04/01/2019	3	3
8.50%, 07/01/2029	191	224		5.00%, 04/01/2035	335	370
				5.00%, 05/01/2035	240	263
9.00%, 09/01/2016	1	1		5.00%, 07/01/2035	84	91
9.00%, 05/01/2021	1	1
9.00%, 09/01/2021	1	1		5.00%, 02/01/2038	3,863	4,269
				5.00%, 03/01/2038	3,134	3,459
9.00%, 01/01/2022	1	1		5.00%, 05/01/2038	374	409
		$337,278		5.00%, 02/01/2040	15,395	16,924
Federal National Mortgage Association (FNMA) - 33.65%				5.00%, 04/01/2040	1,780	1,945
2.00%, 10/01/2027	4,607	4,507		5.00%, 05/01/2040	7,582	8,308
2.00%, 10/01/2027	6,405	6,266		5.00%, 06/01/2040	2,949	3,230
2.00%, 02/01/2028	8,221	8,043		5.00%, 07/01/2040	7,130	7,891
2.00%, 03/01/2028	11,098	10,858		5.00%, 07/01/2041	17,164	19,085
2.26%, 12/01/2033(c)	180	192		5.50%, 09/01/2017	8	8
2.47%, 03/01/2028(c)	16	17		5.50%, 09/01/2017	72	78
2.50%, 05/01/2027	9,270	9,331		5.50%, 12/01/2017	536	579
2.50%, 06/01/2027	11,003	11,076		5.50%, 03/01/2018	78	84
2.50%, 06/01/2027	14,898	14,997		5.50%, 06/01/2019	15	17
2.50%, 10/01/2027	4,796	4,828		5.50%, 06/01/2019	18	20
2.50%, 05/01/2028	5,662	5,688		5.50%, 07/01/2019	16	18
2.63%, 11/01/2033(c)	11	12		5.50%, 07/01/2019	51	56
3.00%, 12/01/2021	5,655	5,921		5.50%, 07/01/2019	85	91
3.00%, 04/01/2027	8,226	8,500		5.50%, 07/01/2019	5	5
3.00%, 06/01/2042	9,166	8,921		5.50%, 08/01/2019	19	20
3.00%, 10/01/2042	9,477	9,226		5.50%, 08/01/2019	100	107
3.00%, 12/01/2042	9,720	9,460		5.50%, 09/01/2019	110	119
3.00%, 02/01/2043	9,098	8,855		5.50%, 06/01/2026	183	203
3.00%, 02/01/2043	10,269	10,000		5.50%, 05/01/2033	203	223
3.00%, 04/01/2043	11,819	11,377		5.50%, 07/01/2033	1,533	1,713
3.50%, 12/01/2026	5,679	5,991		5.50%, 09/01/2033	911	1,018
3.50%, 02/01/2042	10,818	11,002		5.50%, 02/01/2034	5,537	6,021
3.50%, 03/01/2042	5,695	5,783		5.50%, 09/01/2034	824	908
3.50%, 06/01/2042	5,916	6,010		5.50%, 02/01/2035	3,773	4,193
3.50%, 07/01/2042	6,645	6,750		5.50%, 09/01/2035	551	614
3.50%, 07/01/2042	9,009	9,154		5.50%, 02/01/2037	21	23
3.50%, 09/01/2042	15,082	15,326		5.50%, 06/01/2037	497	552
3.50%, 11/01/2042	9,349	9,500		5.50%, 12/01/2037	2,596	2,897
4.00%, 05/01/2025	4,632	4,947		5.50%, 03/01/2038	641	710
4.00%, 01/01/2034	2,992	3,173		5.50%, 03/01/2038	872	967
4.00%, 08/01/2039	7,784	8,156		5.50%, 07/01/2038	2,537	2,816
4.00%, 09/01/2040	5,864	6,152		5.50%, 06/01/2040	4,944	5,500
4.00%, 01/01/2041	9,904	10,384		6.00%, 12/01/2016	240	249
4.00%, 01/01/2041	8,434	8,840		6.00%, 01/01/2017	6	6
4.00%, 04/01/2041	5,840	6,121		6.00%, 04/01/2017	34	35
4.00%, 04/01/2041	7,018	7,358		6.00%, 08/01/2017	516	540
4.00%, 11/01/2041	8,933	9,363		6.00%, 08/01/2018	286	302
4.00%, 12/01/2041	7,657	8,025		6.00%, 12/01/2022	35	38
4.00%, 04/01/2042	10,389	10,889		6.00%, 03/01/2029	107	120
4.00%, 08/01/2043	7,809	8,210		6.00%, 08/01/2031	619	685
4.00%, 08/01/2043	13,348	14,035		6.00%, 12/01/2031	2	3
4.50%, 12/01/2019	109	117		6.00%, 12/01/2031	5	5
4.50%, 01/01/2020	400	428		6.00%, 01/01/2032	685	773
4.50%, 09/01/2025	5,516	5,946		6.00%, 11/01/2032	22	25
4.50%, 07/01/2039	7,117	7,669		6.00%, 04/01/2033	385	435
4.50%, 07/01/2039	3,429	3,694		6.00%, 02/01/2034	460	514
4.50%, 09/01/2039	4,164	4,489		6.00%, 03/01/2034	759	840
4.50%, 01/01/2041	15,978	17,296		6.00%, 09/01/2034	2,064	2,252
4.50%, 03/01/2041	7,208	7,748		6.00%, 11/01/2037	450	499
4.50%, 05/01/2041	9,657	10,371		6.00%, 02/01/2038	298	331
4.50%, 08/01/2041	5,951	6,460		6.00%, 03/01/2038	164	182
4.50%, 09/01/2043	12,365	13,382		6.00%, 05/01/2038	4,769	5,274
4.50%, 09/01/2043	7,651	8,279		6.00%, 08/01/2038	1,822	2,023
4.50%, 09/01/2043	6,740	7,293		6.00%, 04/01/2039	1,758	1,975
4.50%, 10/01/2043	3,921	4,237		6.50%, 06/01/2016	4	4
4.50%, 11/01/2043	10,795	11,685		6.50%, 09/01/2024	489	545
5.00%, 01/01/2018	68	73		6.50%, 08/01/2028	76	85

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Government National Mortgage Association (GNMA)
6.50%, 11/01/2028	$100	$112		(continued)
				3.50%, 06/20/2043	$9,321	$9,631
6.50%, 12/01/2028	47	53		4.00%, 11/15/2040	8,785	9,324
6.50%, 02/01/2029	37	41
6.50%, 03/01/2029	58	65		4.00%, 08/15/2041	8,222	8,720
				4.00%, 02/20/2043	5,223	5,544
6.50%, 04/01/2029	85	95		4.50%, 09/20/2039	7,908	8,620
6.50%, 06/01/2031	77	86
6.50%, 06/01/2031	218	240		4.50%, 10/15/2039	6,235	6,818
				4.50%, 09/20/2041	8,249	8,966
6.50%, 06/01/2031	146	163		4.50%, 12/20/2041	6,954	7,553
6.50%, 09/01/2031	6	7
6.50%, 12/01/2031	6	7		5.00%, 02/15/2034	328	363
				5.00%, 07/15/2039	2,309	2,536
6.50%, 01/01/2032	66	74		5.00%, 10/15/2039	6,307	6,991
6.50%, 03/01/2032	617	712
6.50%, 04/01/2032	460	513		5.00%, 06/20/2041	5,488	6,022
				5.00%, 08/20/2043	3,959	4,343
6.50%, 04/01/2032	24	27		5.50%, 03/15/2014	1	1
6.50%, 08/01/2032	202	225		5.50%, 07/20/2033	2,646	2,941
6.50%, 11/01/2032	91	97
6.50%, 11/01/2032	243	269		5.50%, 02/20/2034	2,783	3,126
				5.50%, 03/20/2034	2,687	2,991
6.50%, 11/01/2032	501	558		5.50%, 05/20/2035	310	346
6.50%, 12/01/2032	583	651
6.50%, 01/01/2033	464	525		5.50%, 01/15/2039	873	969
				5.50%, 01/15/2039	385	427
6.50%, 02/01/2033	496	553		6.00%, 10/15/2023	181	203
6.50%, 07/01/2034	847	961
6.50%, 07/01/2034	659	749		6.00%, 11/15/2023	56	62
				6.00%, 11/15/2023	27	30
6.50%, 02/01/2036	3,376	3,762		6.00%, 12/15/2023	28	32
6.50%, 04/01/2036	17	19
6.50%, 08/01/2036	147	166		6.00%, 12/15/2023	44	49
				6.00%, 12/15/2023	2	3
6.50%, 08/01/2036	271	302		6.00%, 01/15/2024	17	19
6.50%, 09/01/2036	4,785	5,335
6.50%, 10/01/2036	104	116		6.00%, 01/20/2024	11	12
				6.00%, 02/15/2024	39	43
6.50%, 11/01/2036	103	115		6.00%, 02/15/2024	31	35
6.50%, 07/01/2037	59	66
6.50%, 07/01/2037	67	74		6.00%, 02/15/2024	20	22
				6.00%, 03/15/2024	19	21
6.50%, 08/01/2037	123	137		6.00%, 04/20/2024	43	48
6.50%, 08/01/2037	1,325	1,481
6.50%, 10/01/2037	5,622	6,283		6.00%, 05/20/2024	23	26
				6.00%, 05/20/2024	34	38
6.50%, 01/01/2038	27	31		6.00%, 10/20/2024	14	15
6.50%, 02/01/2038	52	58
6.50%, 05/01/2038	20	23		6.00%, 09/20/2025	26	29
				6.00%, 04/20/2026	95	106
6.50%, 02/01/2039	1,862	2,075		6.00%, 10/20/2028	15	17
7.00%, 05/01/2022	29	32		6.00%, 02/20/2029	162	186
7.00%, 08/01/2028	128	149		6.00%, 05/20/2032(c)	500	560
7.00%, 12/01/2028	122	142
7.00%, 04/01/2029	31	32		6.00%, 08/15/2032	95	106
7.00%, 07/01/2029	115	134		6.00%, 09/15/2032	207	234
7.00%, 11/01/2031	722	821		6.00%, 02/15/2033	30	34
				6.00%, 07/20/2033	1,929	2,167
7.00%, 07/01/2032	201	226		6.00%, 08/15/2038	625	703
7.50%, 12/01/2024	161	179
7.50%, 07/01/2029	36	37		6.50%, 09/15/2023	25	28
				6.50%, 09/15/2023	29	32
7.50%, 02/01/2030	98	110		6.50%, 09/15/2023	19	21
7.50%, 01/01/2031	3	3
7.50%, 05/01/2031	6	7		6.50%, 09/15/2023	15	17
				6.50%, 10/15/2023	34	38
7.50%, 08/01/2032	29	33		6.50%, 11/15/2023	5	6
8.00%, 05/01/2022	1	2
8.00%, 01/01/2025	1	1		6.50%, 12/15/2023	11	12
				6.50%, 12/15/2023	41	46
8.50%, 02/01/2023	2	2		6.50%, 12/15/2023	41	46
8.50%, 09/01/2025	2	2
9.00%, 09/01/2030	45	53		6.50%, 12/15/2023	20	22
				6.50%, 01/15/2024	31	35
		$588,026		6.50%, 01/15/2024	17	19
Government National Mortgage Association (GNMA) -				6.50%, 01/15/2024	49	55
10.63%				6.50%, 01/15/2024	9	10
3.00%, 04/15/2027	9,243	9,600		6.50%, 01/15/2024	27	30
3.00%, 11/15/2042	11,513	11,421		6.50%, 01/15/2024	9	10
3.00%, 11/15/2042	8,642	8,572		6.50%, 01/15/2024	5	5
3.00%, 12/15/2042	9,438	9,362		6.50%, 03/15/2024	46	52
3.50%, 05/20/2027	4,475	4,712		6.50%, 04/15/2024	28	31
3.50%, 11/15/2041	5,862	6,040		6.50%, 04/20/2024	17	19
3.50%, 12/20/2041	8,410	8,676		6.50%, 07/15/2024	68	77
3.50%, 07/15/2042	10,958	11,291		6.50%, 01/15/2026	12	14
3.50%, 08/20/2042	9,254	9,559		6.50%, 03/15/2026	17	19

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
6.50%, 07/20/2026	$5	$5		7.50%, 05/15/2023	$15	$16
6.50%, 10/20/2028	16	18		7.50%, 05/15/2023	4	4
6.50%, 03/20/2031	126	147		7.50%, 06/15/2023	17	19
6.50%, 04/20/2031	104	121		7.50%, 10/15/2023	4	4
6.50%, 07/15/2031	3	3		7.50%, 11/15/2023	14	14
6.50%, 10/15/2031	27	30		7.50%, 03/15/2024	28	31
6.50%, 07/15/2032	12	13		7.50%, 08/15/2024	1	1
6.50%, 04/20/2034	723	852		7.50%, 04/15/2027	4	4
6.50%, 05/20/2034	799	943		7.50%, 05/15/2027	18	19
6.80%, 04/20/2025	52	54		7.50%, 05/15/2027	7	7
7.00%, 11/15/2022	19	19		7.50%, 06/15/2027	11	12
7.00%, 11/15/2022	7	8		7.50%, 08/15/2029	120	137
7.00%, 12/15/2022	9	9		7.50%, 09/15/2029	41	43
7.00%, 12/15/2022	61	67		7.50%, 09/15/2029	22	22
7.00%, 01/15/2023	9	9		7.50%, 10/15/2029	70	77
7.00%, 01/15/2023	21	22		7.50%, 11/15/2029	52	54
7.00%, 01/15/2023	12	12		7.50%, 11/15/2029	86	92
7.00%, 02/15/2023	66	69		8.00%, 08/15/2016	12	13
7.00%, 07/15/2023	22	25		8.00%, 12/15/2016	4	4
7.00%, 07/15/2023	28	30		8.00%, 04/15/2017	9	9
7.00%, 07/15/2023	11	12		8.00%, 05/15/2017	2	2
7.00%, 08/15/2023	21	23		8.00%, 06/15/2017	2	2
7.00%, 10/15/2023	20	22		8.00%, 06/15/2017	6	6
7.00%, 12/15/2023	30	34		8.00%, 02/15/2022	30	33
7.00%, 12/15/2023	21	23		8.00%, 04/15/2022	21	23
7.00%, 01/15/2026	14	15		8.00%, 12/15/2030	9	11
7.00%, 01/15/2027	26	30		9.00%, 11/15/2021	83	94
7.00%, 10/15/2027	2	3		9.50%, 04/15/2016	1	1
7.00%, 10/15/2027	14	15		9.50%, 09/15/2016	1	—
7.00%, 10/15/2027	2	2		9.50%, 11/15/2016	3	3
7.00%, 11/15/2027	52	54		9.50%, 07/15/2017	16	16
7.00%, 12/15/2027	27	30		9.50%, 10/15/2017	6	7
7.00%, 12/15/2027	2	2		9.50%, 11/15/2017	13	13
7.00%, 02/15/2028	1	2		9.50%, 09/20/2018	42	44
7.00%, 04/15/2028	21	21		9.50%, 09/15/2020	9	9
7.00%, 04/15/2028	3	3		9.50%, 12/20/2020	20	20
7.00%, 06/15/2028	162	182		9.50%, 01/20/2021	3	3
7.00%, 12/15/2028	93	105		9.50%, 02/20/2021	1	2
7.00%, 01/15/2029	61	68		9.50%, 03/20/2021	1	1
7.00%, 03/15/2029	47	50		9.50%, 08/15/2021	84	99
7.00%, 04/15/2029	200	225				$185,750
7.00%, 04/15/2029	24	24
7.00%, 05/15/2031	14	16		U.S. Treasury - 8.36%
7.00%, 06/20/2031	89	107		1.75%, 10/31/2018	21,500	21,828
7.00%, 07/15/2031	2	3		2.25%, 11/30/2017	29,100	30,373
7.00%, 09/15/2031	3	3		3.13%, 05/15/2021	63,600	67,585
7.25%, 09/15/2025	31	31		4.25%, 11/15/2040	11,400	12,789
7.50%, 04/15/2017	10	10		6.25%, 08/15/2023	10,200	13,402
7.50%, 04/15/2017	9	10				$145,977
7.50%, 04/15/2017	3	3		U.S. Treasury Strip - 0.34%
7.50%, 07/15/2018	7	7		0.00%, 05/15/2020(a),(e)	6,800	6,015
7.50%, 12/15/2021	27	27
7.50%, 02/15/2022	15	15		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
7.50%, 03/15/2022	3	4		OBLIGATIONS		$1,263,046
7.50%, 03/15/2022	11	11			Maturity
7.50%, 04/15/2022	28	29		REPURCHASE AGREEMENTS - 0.20%	Amount (000's)	Value(000	's)
7.50%, 04/15/2022	8	9
7.50%, 04/15/2022	8	8		Banks- 0.20%
7.50%, 04/15/2022	8	8		Investment in Joint Trading Account; Barclays $	441	$441
7.50%, 05/15/2022	13	13		Bank PLC Repurchase Agreement; 0.02%
7.50%, 07/15/2022	34	35		dated 01/31/2014 maturing 02/03/2014
7.50%, 08/15/2022	2	2		(collateralized by US Government
7.50%, 08/15/2022	12	12		Securities; $450,208; 0.25% - 1.50%; dated
7.50%, 08/15/2022	8	9		03/31/15 - 01/31/19)
7.50%, 08/15/2022	18	18
7.50%, 08/15/2022	36	37
7.50%, 02/15/2023	11	12
7.50%, 02/15/2023	4	4
7.50%, 05/15/2023	26	26
See accompanying notes				72

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2014 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Credit	$1,193	$1,193
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $1,216,848; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	1,261	1,261
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $1,286,309; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	600	600
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $611,975; 0.00% - 5.50%; dated
02/25/14 - 07/05/22)
		$3,495
TOTAL REPURCHASE AGREEMENTS		$3,495
Total Investments		$1,738,955
Other Assets in Excess of Liabilities, Net - 0.48%		$8,334
TOTAL NET ASSETS - 100.00%		$1,747,289

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $27,099 or 1.55% of net assets.
(c)	Variable Rate. Rate shown is in effect at January 31, 2014.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $76,581 or 4.38% of net assets.
(e)	Security is a Principal Only Strip.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	89.78%
Government	8.70%
Asset Backed Securities	0.84%
Financial	0.20%
Other Assets in Excess of Liabilities, Net	0.48%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Biotechnology - 0.00%				BONDS (continued)	Amount (000's)		Value(000	's)
Neuro-Hitech Inc (a),(b)	250,000	$3		Automobile Parts & Equipment (continued)
				Dana Holding Corp
Commercial Services - 0.00%				5.38%, 09/15/2021		$8,085	$8,126
Network Holding Co KSCC (a),(c)	393,257	—		6.00%, 09/15/2023		8,135	8,155
				Gestamp Funding Luxembourg SA
				5.63%, 05/31/2020(d)		5,481	5,618
Computers - 0.00%				Rhino Bondco S.P.A
SONICblue Inc (a),(c)	10,000,000	—		7.25%, 11/15/2020(d)	EUR	2,000	2,799
				Schaeffler Holding Finance BV
				6.88%, PIK 7.63%, 08/15/2018(d),(f)		$7,350	7,791
Energy - Alternate Sources - 0.00%
Ogden Corp (a),(b),(c)	5,000,000	—					$42,664
				Banks- 2.84%
Semiconductors - 0.00%				Barclays PLC
Tower Semiconductor Ltd - Warrants (a),(b),(c)	225,800	—		8.25%, 12/29/2049(e)		14,270	14,702
Tower Semiconductor Ltd - Warrants (a),(b),(c)	3,821,912	—		Credit Suisse Group AG
				7.50%, 12/11/2049(d),(e)		6,630	6,978
		$—		HBOS Capital Funding LP
TOTAL COMMON STOCKS		$3		6.07%, 06/29/2049 (d),(e)		10,360	10,360
PREFERRED STOCKS - 0.91%	Shares Held	Value(000	's)	ING Bank NV
Banks- 0.91%				5.80%, 09/25/2023(d)		18,700	19,576
Ally Financial Inc (d)	39,000	37,746		LBG Capital No.1 PLC
				8.00%, 12/29/2049(d),(e)		14,865	15,887
TOTAL PREFERRED STOCKS		$37,746		RBS Capital Trust I
	Principal			2.11%, 12/29/2049(e)		2,727	2,632
BONDS- 85.10%	Amount (000's)	Value(000	's)	RBS Capital Trust III
				5.51%, 09/29/2049		19,540	19,051
Aerospace & Defense - 0.23%				Royal Bank of Scotland Group PLC
Air 2 US				6.13%, 12/15/2022		7,085	7,294
8.63%, 10/01/2020(d)	$9,400	$9,646		UBS AG/Stamford CT
				7.63%, 08/17/2022		18,485	21,246
Agriculture - 0.43%							$117,726
Pinnacle Operating Corp				Beverages - 0.43%
9.00%, 11/15/2020(d)	16,493	17,771
				Constellation Brands Inc
				3.75%, 05/01/2021		8,800	8,415
Airlines - 0.52%				4.25%, 05/01/2023		10,180	9,620
American Airlines 2013-2 Class A Pass							$18,035
Through Trust				Building Materials - 0.85%
4.95%, 07/15/2024(d)	6,793	7,234
				Boise Cascade Co
Northwest Airlines 1999-2 Class B Pass				6.38%, 11/01/2020		7,920	8,256
Through Trust				Cemex SAB de CV
7.95%, 09/01/2016(c)	3,442	3,333
				7.25%, 01/15/2021(d)		14,285	14,678
United Airlines 2007-1 Class C Pass Through				Norbord Inc
Trust				5.38%, 12/01/2020(d)		12,480	12,480
2.60%, 07/02/2014(c),(e)	7,000	7,000
US Airways 2001-1G Pass Through Trust							$35,414
7.08%, 09/20/2022	3,657	3,950		Chemicals - 2.10%
		$21,517		Axiall Corp
				4.88%, 05/15/2023(d)		6,237	5,941
Apparel - 0.18%				Cornerstone Chemical Co
Quiksilver Inc / QS Wholesale Inc				9.38%, 03/15/2018(d)		5,730	6,074
7.88%, 08/01/2018(d)	835	906
				9.38%, 03/15/2018		4,085	4,330
10.00%, 08/01/2020	5,935	6,692		Eagle Spinco Inc
		$7,598		4.63%, 02/15/2021(d)		14,335	14,012
Automobile Manufacturers - 1.58%				INEOS Group Holdings SA
Chrysler Group LLC / CG Co-Issuer Inc				6.13%, 08/15/2018(d)		3,700	3,765
8.00%, 06/15/2019	18,120	19,728		NOVA Chemicals Corp
Jaguar Land Rover Automotive PLC				5.25%, 08/01/2023(d)		6,720	6,888
4.13%, 12/15/2018(d)	11,130	11,213		Taminco Global Chemical Corp
5.63%, 02/01/2023(d)	4,560	4,651		9.75%, 03/31/2020(d)		40,820	46,126
7.75%, 05/15/2018(d)	1,475	1,586					$87,136
8.13%, 05/15/2021(d)	5,440	6,161
				Commercial Services - 0.44%
Navistar International Corp				Igloo Holdings Corp
8.25%, 11/01/2021	21,650	22,300		8.25%, PIK 9.00%, 12/15/2017(d),(f)		8,395	8,430
		$65,639		TMS International Corp
Automobile Parts & Equipment - 1.03%				7.63%, 10/15/2021(d)		9,270	9,850
Continental Rubber of America Corp							$18,280
4.50%, 09/15/2019(d)	9,665	10,175

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Computers - 2.75%					Electric (continued)
Compiler Finance Sub Inc					NRG Energy Inc
7.00%, 05/01/2021(d)		$20,165	$20,064		8.25%, 09/01/2020		$12,375	$13,520
NCR Corp								$96,028
4.63%, 02/15/2021		24,423	23,874
5.88%, 12/15/2021(d)		7,825	8,118		Electrical Components & Equipment - 0.55%
Oberthur Technologies Holding SAS					NorCell 1B AB
					12.40%, 12/01/2019(d),(e)	EUR	11,315	16,672
9.25%, 04/30/2020	EUR	500	728		Norcell Sweden Holding 2 AB
Seagate HDD Cayman					10.75%, 09/29/2019 (d)		4,000	6,042
4.75%, 06/01/2023(d)		$16,335	15,641
6.88%, 05/01/2020		42,165	45,433					$22,714
			$113,858		Electronics - 0.73%
Consumer Products - 1.06%					Viasystems Inc
					7.88%, 05/01/2019(d)		$28,315	30,297
Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer
(Luxembourg) S.A.					Engineering & Construction - 0.41%
7.13%, 04/15/2019		12,995	13,742		Aguila 3 SA
7.88%, 08/15/2019		2,950	3,245		7.88%, 01/31/2018(d)		8,070	8,564
9.00%, 04/15/2019		15,815	16,863		Astaldi SpA
9.88%, 08/15/2019		8,978	9,921		7.13%, 12/01/2020(d)	EUR	2,250	3,171
			$43,771		Weekley Homes LLC / Weekley Finance
					Corp
Distribution & Wholesale - 0.39%					6.00%, 02/01/2023(d)		$5,620	5,466
HD Supply Inc
7.50%, 07/15/2020		15,120	16,141					$17,201
					Entertainment - 3.34%
Diversified Financial Services - 6.35%					CCM Merger Inc
					9.13%, 05/01/2019(d)		21,383	22,559
AG Spring Finance II Ltd
9.50%, 06/01/2019(d)	EUR	2,500	3,431		Cinemark USA Inc
Aircastle Ltd					4.88%, 06/01/2023		16,355	15,455
4.63%, 12/15/2018		$8,040	8,100		DreamWorks Animation SKG Inc
					6.88%, 08/15/2020(d)		16,530	17,563
7.63%, 04/15/2020		8,050	9,117
9.75%, 08/01/2018		18,155	19,676		Peninsula Gaming LLC / Peninsula Gaming
Credit Acceptance Corp					Corp
6.13%, 02/15/2021(d)		32,150	32,713		8.38%, 02/15/2018(d)		16,680	18,014
9.13%, 02/01/2017		24,940	26,155		Regal Entertainment Group
Denali Borrower LLC / Denali Finance Corp					5.75%, 02/01/2025		6,210	5,900
5.63%, 10/15/2020(d)		38,135	38,087		9.13%, 08/15/2018		7,803	8,427
DVI Inc					WMG Acquisition Corp
0.00%, 02/01/2004(a),(b),(c)		8,575	600		6.00%, 01/15/2021(d)		6,557	6,787
0.00%, 02/01/2004(a),(b),(c)		6,850	480		11.50%, 10/01/2018		27,245	30,991
Icahn Enterprises LP / Icahn Enterprises					WMG Holdings Corp
Finance Corp					13.75%, 10/01/2019		10,710	12,745
5.88%, 02/01/2022(d)		7,500	7,434					$138,441
6.00%, 08/01/2020(d)		15,125	15,673		Environmental Control - 0.15%
8.00%, 01/15/2018		25,210	26,218		Bilbao Luxembourg SA
International Lease Finance Corp					10.50%, PIK 11.25%, 12/01/2018(d),(f)	EUR	400	534
2.19%, 06/15/2016(e)		10,565	10,618		Darling International Inc
6.25%, 05/15/2019		12,540	13,606		5.38%, 01/15/2022(d)		$5,785	5,828
8.62%, 09/15/2015(e)		9,690	10,707					$6,362
MPH Intermediate Holding Co 2
8.38%, PIK 9.13%, 08/01/2018(d),(f)		19,515	20,100		Food- 0.82%
SquareTwo Financial Corp					Ingles Markets Inc
11.63%, 04/01/2017		20,215	20,417		5.75%, 06/15/2023		15,425	15,078
			$263,132		Pinnacle Foods Finance LLC / Pinnacle Foods
					Finance Corp
Electric - 2.32%					4.88%, 05/01/2021		5,550	5,245
Dynegy Inc					Smithfield Foods Inc
5.88%, 06/01/2023(d)		12,455	11,708		5.25%, 08/01/2018(d)		5,260	5,477
Elwood Energy LLC					5.88%, 08/01/2021(d)		8,105	8,226
8.16%, 07/05/2026		7,638	8,182					$34,026
Energy Future Intermediate Holding Co LLC /
EFIH Finance Inc					Forest Products & Paper - 1.85%
12.25%, 03/01/2022(d),(e)		16,867	19,544		Exopack Holdings SA
10.00%, 12/01/2020		5,255	5,557		7.88%, 11/01/2019(d)		11,380	11,778
Indiantown Cogeneration LP					Resolute Forest Products Inc
9.77%, 12/15/2020		4,682	5,366		5.88%, 05/15/2023(d)		15,665	14,960
Miran Mid-Atlantic Series C Pass Through					Sappi Papier Holding GmbH
Trust					7.50%, 06/15/2032(d)		17,625	13,792
10.06%, 12/30/2028		31,063	32,151		7.75%, 07/15/2017(d)		5,000	5,537

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Forest Products & Paper (continued)					Internet (continued)
Sappi Papier Holding GmbH (continued)					Equinix Inc
8.38%, 06/15/2019(d)		$18,787	$20,760		4.88%, 04/01/2020		$5,910	$5,940
Verso Paper Holdings LLC / Verso Paper Inc					5.38%, 04/01/2023		15,430	15,121
11.75%, 01/15/2019		9,340	10,041		Zayo Group LLC / Zayo Capital Inc
			$76,868		10.13%, 07/01/2020		26,594	30,783

Healthcare - Products - 1.35%								$61,332
ConvaTec Finance International SA					Iron & Steel - 1.88%
8.25%, PIK 9.00%, 01/15/2019(d),(f)		25,165	25,857		AK Steel Corp
Universal Hospital Services Inc					8.38%, 04/01/2022		6,995	6,934
7.63%, 08/15/2020		28,360	29,991		ArcelorMittal
			$55,848		7.50%, 10/15/2039		48,805	47,951
					BlueScope Steel Finance Ltd/BlueScope Steel
Healthcare - Services - 3.28%					Finance USA LLC
Centene Corp					7.13%, 05/01/2018(d)		7,370	7,812
5.75%, 06/01/2017		14,793	15,755		Commercial Metals Co
CHS/Community Health Systems Inc					4.88%, 05/15/2023		16,290	15,313
5.13%, 08/01/2021(d)		2,010	2,023
Fresenius Medical Care US Finance II Inc								$78,010
5.88%, 01/31/2022(d)		7,825	8,314		Lodging - 0.88%
Fresenius Medical Care US Finance Inc					Caesars Entertainment Operating Co Inc
6.50%, 09/15/2018(d)		4,895	5,513		11.25%, 06/01/2017		7,980	8,120
HCA Holdings Inc					MGM Resorts International
6.25%, 02/15/2021		2,480	2,641		6.63%, 12/15/2021		6,290	6,699
HCA Inc					10.00%, 11/01/2016		18,060	21,717
4.75%, 05/01/2023		21,400	20,945					$36,536
5.88%, 03/15/2022		8,015	8,436
7.25%, 09/15/2020		12,480	13,556		Media- 5.61%
7.50%, 11/06/2033		6,010	6,040		Cablevision Systems Corp
8.50%, 04/15/2019		15,170	15,997		8.00%, 04/15/2020		13,880	15,580
Radnet Management Inc					CSC Holdings LLC
10.38%, 04/01/2018		20,859	20,963		6.75%, 11/15/2021		4,685	5,107
WellCare Health Plans Inc					Cumulus Media Holdings Inc
5.75%, 11/15/2020		15,040	15,566		7.75%, 05/01/2019		10,067	10,797
			$135,749		DISH DBS Corp
					5.88%, 07/15/2022		34,170	34,213
Holding Companies - Diversified - 0.73%					6.75%, 06/01/2021		39,050	41,686
Alphabet Holding Co Inc					7.88%, 09/01/2019		28,160	32,138
7.75%, PIK 8.50%, 11/01/2017(d),(f)		9,020	9,290		Network Communications Inc
Nielsen Co Luxembourg SARL/The					8.60%, PIK 8.60%, 01/14/2020(c),(d),(f)		3,053	17
5.50%, 10/01/2021(d)		20,355	20,915		RCN Telecom Services LLC / RCN Capital
			$30,205		Corp
					8.50%, 08/15/2020(d)		12,605	12,763
Home Builders - 2.28%					TVN Finance Corp III AB
Ashton Woods USA LLC / Ashton Woods					7.38%, 12/15/2020(d)	EUR	2,000	2,906
Finance Co					Unitymedia Hessen GmbH & Co KG /
6.88%, 02/15/2021(d)		7,955	7,876
					Unitymedia NRW GmbH
Lennar Corp					5.50%, 01/15/2023(d)		$11,125	11,125
4.13%, 12/01/2018		14,125	14,107		Univision Communications Inc
4.75%, 11/15/2022(e)		26,880	25,267		6.75%, 09/15/2022(d)		5,000	5,488
MDC Holdings Inc					6.88%, 05/15/2019(d)		6,735	7,223
6.00%, 01/15/2043		21,965	19,329		8.50%, 05/15/2021(d)		14,896	16,348
WCI Communities Inc					VTR Finance BV
6.88%, 08/15/2021(d)		16,220	16,220		6.88%, 01/15/2024(d)		1,040	1,041
Woodside Homes Co LLC / Woodside Homes					WideOpenWest Finance LLC /
Finance Inc					WideOpenWest Capital Corp
6.75%, 12/15/2021(d)		11,620	11,620
					13.38%, 10/15/2019		31,030	35,917
			$94,419					$232,349

Insurance - 1.76%					Metal Fabrication & Hardware - 0.21%
ING US Inc					Wise Metals Group LLC / Wise Alloys
5.65%, 05/15/2053(e)		41,475	39,816
					Finance Corp
Liberty Mutual Group Inc					8.75%, 12/15/2018(d)		8,190	8,681
7.00%, 03/15/2037(d),(e)		19,172	19,939
XL Group PLC
6.50%, 12/31/2049(e)		13,292	13,026		Mining - 1.36%
			$72,781		FMG Resources August 2006 Pty Ltd
					6.88%, 02/01/2018(d)		13,350	14,051
Internet - 1.48%					6.88%, 04/01/2022(d)		4,105	4,433
Adria Bidco BV					8.25%, 11/01/2019(d)		14,720	16,210
7.88%, 11/15/2020(d)	EUR	7,000	9,488		Midwest Vanadium Pty Ltd
					11.50%, 02/15/2018(d)		11,225	9,205

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mining (continued)				Packaging & Containers (continued)
St Barbara Ltd				Ardagh Packaging Finance PLC / Ardagh
8.88%, 04/15/2018(d)	$15,120	$12,550		Holdings USA Inc
		$56,449		7.00%, 11/15/2020(d)	$1,039	$1,051
				Beverage Packaging Holdings Luxembourg II
Oil & Gas - 8.51%				SA / Beverage Packaging Holdings II
Antero Resources Finance Corp				5.63%, 12/15/2016(d)	4,845	4,942
5.38%, 11/01/2021(d)	12,070	12,160		6.00%, 06/15/2017(d)	2,755	2,824
BreitBurn Energy Partners LP / BreitBurn				Crown Cork & Seal Co Inc
Finance Corp				7.38%, 12/15/2026	16,654	18,402
7.88%, 04/15/2022	10,500	11,169		Exopack Holding Corp
Carrizo Oil & Gas Inc				10.00%, 06/01/2018(d)	18,220	19,860
7.50%, 09/15/2020	11,280	12,295				$55,434
8.63%, 10/15/2018	17,745	19,165
Chaparral Energy Inc				Pharmaceuticals - 1.24%
7.63%, 11/15/2022	2,885	3,109		Forest Laboratories Inc
9.88%, 10/01/2020	6,750	7,594		4.88%, 02/15/2021(d)	8,025	7,995
Chesapeake Energy Corp				Par Pharmaceutical Cos Inc
5.75%, 03/15/2023	6,595	6,867		7.38%, 10/15/2020	7,460	7,870
6.13%, 02/15/2021	5,525	5,953		Salix Pharmaceuticals Ltd
Concho Resources Inc				6.00%, 01/15/2021(d)	7,970	8,309
7.00%, 01/15/2021	10,270	11,246		Valeant Pharmaceuticals International Inc
Continental Resources Inc/OK				5.63%, 12/01/2021(d)	9,090	9,408
4.50%, 04/15/2023	14,225	14,577		7.50%, 07/15/2021(d)	15,865	17,670
5.00%, 09/15/2022	18,365	18,939				$51,252
EP Energy LLC / EP Energy Finance Inc
9.38%, 05/01/2020	18,325	21,074		Pipelines - 1.59%
Halcon Resources Corp				Access Midstream Partners LP / ACMP
8.88%, 05/15/2021	16,625	16,583		Finance Corp
9.25%, 02/15/2022(d)	6,000	6,045		4.88%, 05/15/2023	10,930	10,711
9.75%, 07/15/2020	1,705	1,769		Kinder Morgan Inc/DE
9.75%, 07/15/2020(d)	6,775	7,021		5.00%, 02/15/2021(d)	8,300	8,232
				5.63%, 11/15/2023(d)	10,405	10,247
Kodiak Oil & Gas Corp				Sabine Pass Liquefaction LLC
5.50%, 01/15/2021	16,200	16,119		5.63%, 02/01/2021 (d)	10,410	10,384
5.50%, 02/01/2022	5,315	5,248		6.25%, 03/15/2022(d)	15,695	15,734
8.13%, 12/01/2019	12,060	13,356
Linn Energy LLC / Linn Energy Finance				Tesoro Logistics LP / Tesoro Logistics
Corp				Finance Corp
7.00%, 11/01/2019(d),(e)	9,585	9,729		5.88%, 10/01/2020(d)	4,025	4,126
Northern Blizzard Resources Inc				6.13%, 10/15/2021	6,115	6,283
7.25%, 02/01/2022(d)	16,285	16,285				$65,717
Oasis Petroleum Inc				Real Estate - 0.43%
6.50%, 11/01/2021	3,655	3,893		Crescent Resources LLC / Crescent Ventures
6.88%, 03/15/2022(d)	5,645	5,984		Inc
6.88%, 01/15/2023	11,425	12,225		10.25%, 08/15/2017(d)	16,155	17,770
Pacific Drilling SA
5.38%, 06/01/2020(d)	7,706	7,687
PDC Energy Inc				REITS- 0.68%
7.75%, 10/15/2022	24,945	26,878		DuPont Fabros Technology LP
QEP Resources Inc				5.88%, 09/15/2021	8,065	8,367
5.25%, 05/01/2023	16,546	15,760		iStar Financial Inc
RKI Exploration & Production LLC / RKI				3.88%, 07/01/2016	1,630	1,671
Finance Corp				4.88%, 07/01/2018	8,230	8,271
8.50%, 08/01/2021(d)	14,557	15,430		9.00%, 06/01/2017	8,295	9,747
Seadrill Ltd						$28,056
5.63%, 09/15/2017(d)	27,540	28,366
				Retail - 3.58%
		$352,526		Building Materials Holding Corp
				9.00%, 09/15/2018(d)	8,210	8,826
Oil & Gas Services - 1.14%
Basic Energy Services Inc				Claire's Stores Inc
7.75%, 02/15/2019	11,395	11,965		6.13%, 03/15/2020 (d)	2,375	2,233
7.75%, 10/15/2022	9,993	10,468		8.88%, 03/15/2019	3,570	3,463
Hornbeck Offshore Services Inc				9.00%, 03/15/2019(d)	12,410	12,999
5.00%, 03/01/2021	9,820	9,550		Landry's Holdings II Inc
Key Energy Services Inc				10.25%, 01/01/2018(d)	18,155	19,244
				Landry's Inc
6.75%, 03/01/2021	14,891	15,300		9.38%, 05/01/2020(d)	10,805	11,750
		$47,283
				Michaels FinCo Holdings LLC / Michaels
Packaging & Containers - 1.34%				FinCo Inc
ARD Finance SA				7.50%, PIK 8.25%, 08/01/2018(d),(f)	15,570	15,959
11.13%, PIK 11.13%, 06/01/2018(d),(f)	7,826	8,355		Michaels Stores Inc
				5.88%, 12/15/2020(d)	7,525	7,525

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2014 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)

Retail (continued)					Telecommunications (continued)
Neiman Marcus Group LTD Inc					NII International Telecom SCA
8.75%, 10/15/2021(d)		$20,660	$21,693		7.88%, 08/15/2019(d)		$4,155	$3,116
New Academy Finance Co LLC / New					11.38%, 08/15/2019(d)		4,500	3,735
Academy Finance Corp					Play Finance 1 SA
8.00%, PIK 8.75%, 06/15/2018(d),(f)		21,990	22,430		6.50%, 08/01/2019(d)	EUR	400	542
Petco Holdings Inc					Play Finance 2 SA
8.50%, PIK 9.25%, 10/15/2017(d),(f)		9,525	9,716		5.25%, 02/01/2019(d)		900	1,212
Suburban Propane Partners LP/Suburban					SoftBank Corp
Energy Finance Corp					4.50%, 04/15/2020(d)		$28,380	27,919
7.38%, 03/15/2020		11,525	12,332		Sprint Capital Corp
			$148,170		6.88%, 11/15/2028		7,235	6,909
					Sprint Communications Inc
Savings & Loans - 0.00%					6.00%, 11/15/2022		16,545	16,255
Washington Mutual Bank / Henderson NV					7.00%, 08/15/2020		26,235	28,268
0.00%, 06/15/2011(a),(c)		3,500	—		9.00%, 11/15/2018(d)		12,425	15,003
0.00%, 01/15/2013(a)		3,000	1
0.00%, 01/15/2015(a),(e)		2,000	—		Sprint Corp
					7.13%, 06/15/2024(d)		6,435	6,467
			$1		7.88%, 09/15/2023(d)		12,845	13,712
Semiconductors - 0.51%					T-Mobile USA Inc
Jazz Technologies Inc					6.13%, 01/15/2022		4,110	4,202
8.00%, 06/30/2015(d)		1	1		6.50%, 01/15/2024		4,025	4,111
8.00%, 06/30/2015		21,517	21,140		6.63%, 04/28/2021		12,140	12,777
					UPCB Finance VI Ltd
			$21,141		6.88%, 01/15/2022 (d)		3,750	4,013
Software - 0.71%					Vivacom
Activision Blizzard Inc					6.63%, 11/15/2018(d)	EUR	3,600	4,831
5.63%, 09/15/2021(d)		9,645	9,983		Wind Acquisition Finance SA
6.13%, 09/15/2023(d)		18,660	19,453		6.50%, 04/30/2020(d)		$300	327
			$29,436		7.25%, 02/15/2018(d)		9,450	9,899
					11.75%, 07/15/2017(d)		7,792	8,221
Telecommunications - 10.89%					Wind Acquisition Holdings Finance SA
Altice Financing SA					12.25%, 07/15/2017 (d)		10,278	10,638
6.50%, 01/15/2022(d)		5,830	5,917
Altice Finco SA								$451,424
8.13%, 01/15/2024(d)		1,200	1,254		Transportation - 2.11%
9.88%, 12/15/2020(d)		9,217	10,323		Eletson Holdings
Digicel Group Ltd					9.63%, 01/15/2022(d)		11,350	11,832
8.25%, 09/30/2020(d)		5,485	5,704		Navios Maritime Acquisition Corp / Navios
10.50%, 04/15/2018(d)		12,250	13,022		Acquisition Finance US Inc
Digicel Ltd					8.13%, 11/15/2021(d)		34,400	35,088
6.00%, 04/15/2021(d)		14,950	14,502		Navios Maritime Holdings Inc / Navios
8.25%, 09/01/2017(d)		7,360	7,632		Maritime Finance II US Inc
Eileme 1 AB					7.38%, 01/15/2022(d)		16,245	16,367
14.25%, PIK 14.25%, 08/15/2020(d),(f)		3,098	3,401		Navios South American Logistics Inc / Navios
Eileme 2 AB					Logistics Finance US Inc
11.63%, 01/31/2020(d)		11,125	13,225		9.25%, 04/15/2019		4,985	5,340
Goodman Networks Inc					Swift Services Holdings Inc
12.13%, 07/01/2018(d)		4,005	4,245		10.00%, 11/15/2018		11,155	12,299
12.13%, 07/01/2018		22,998	24,378		Topaz Marine SA
Intelsat Jackson Holdings SA					8.63%, 11/01/2018(d)		6,540	6,638
5.50%, 08/01/2023(d)		27,970	26,711					$87,564
7.25%, 10/15/2020		24,500	26,583
Intelsat Luxembourg SA					Trucking & Leasing - 0.20%
6.75%, 06/01/2018(d)		5,000	5,313		Jurassic Holdings III Inc
7.75%, 06/01/2021(d)		14,565	15,621		6.88%, 02/15/2021(d),(g)		8,060	8,100
8.13%, 06/01/2023(d)		12,950	14,018
Level 3 Communications Inc					TOTAL BONDS			$3,526,498
11.88%, 02/01/2019		11,823	13,596			Principal
Level 3 Financing Inc					CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value(000	's)
6.13%, 01/15/2021(d)		5,720	5,849
					Food Service - 0.00%
8.13%, 07/01/2019		12,535	13,757		FU JI Food and Catering Services Holdings
Matterhorn Financing & CY SCA					Ltd
9.00%, 04/15/2019(d)	EUR	6,850	9,539
					0.00%, 11/09/2009(a),(c)	HKD	46,500	—
MetroPCS Wireless Inc					0.00%, 10/18/2010(a),(b),(c)	CNY	245,000	—
6.25%, 04/01/2021(d)		$18,595	19,316
Mobile Challenger Intermediate Group SA								$—
8.75%, PIK 9.50%, 03/15/2019(d),(f)	EUR	4,300	6,017		TOTAL CONVERTIBLE BONDS			$—
NII Capital Corp
7.63%, 04/01/2021		$22,115	9,344

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS -	Principal		SENIOR FLOATING RATE INTERESTS	Principal
8.42%	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Automobile Manufacturers - 0.10%			Forest Products & Paper (continued)
Chrysler Group LLC, Term Loan B			Exopack Holdings SA, Term Loan B
3.50%, 05/24/2017(e)	$4,122	$4,130	5.25%, 04/24/2019(e)	$4,200	$4,256
					$13,629

Automobile Parts & Equipment - 0.20%			Healthcare - Products - 0.19%
Schaeffler AG, Term Loan C			Kinetic Concepts Inc, Term Loan E1
4.25%, 01/20/2017(e)	8,045	8,115	4.00%, 05/04/2018(e)	7,864	7,919

Building Materials - 0.22%			Healthcare - Services - 0.58%
CPG International Inc, Term Loan B			CHS/Community Health Systems Inc, Term
4.75%, 09/30/2020(e)	8,978	9,026	Loan D
			0.00%, 01/27/2021(e),(h)	5,850	5,911
Chemicals - 0.52%			CHS/Community Health Systems Inc, Term
Allnex Luxembourg & CY SCA, Term Loan			Loan E
8.25%, 03/12/2020(e)	8,045	8,306	0.00%, 01/25/2017(e),(h)	18,160	18,257
Ineos US Finance LLC, Term Loan B					$24,168
4.00%, 05/04/2018(e)	10,238	10,279	Insurance - 0.71%
Taminco Global Chemical Corp, Term Loan			Asurion LLC, Term Loan B2
B			3.50%, 06/19/2020(e)	6,694	6,619
4.25%, 02/15/2019(e)	3,014	3,023	CNO Financial Group Inc, Term Loan B2
		$21,608	3.75%, 09/28/2018(e)	6,143	6,149
Coal- 0.37%			Lonestar Intermediate Super Holdings LLC,
Patriot Coal Corp, Term Loan EXIT			Term Loan
9.00%, 12/18/2018(e)	15,405	15,482	11.00%, 08/07/2019(e)	16,365	16,692
					$29,460

Commercial Services - 0.12%			Lodging - 0.85%
ISS A/S, Term Loan B			Caesars Entertainment Operating Co Inc, Term
3.75%, 04/18/2018(e)	4,975	4,981	Loan B4
			9.50%, 10/31/2016(e)	2,113	2,135
			Caesars Entertainment Operating Co Inc, Term
Consumer Products - 0.21%			Loan B6
Dell International LLC, Term Loan B			5.49%, 01/28/2018(e)	34,508	33,156
0.00%, 03/24/2020(e),(h)	8,615	8,571			$35,291

			Media- 0.79%
Diversified Financial Services - 0.04%			Cumulus Media Holdings Inc, Term Loan B
CeramTec Acquisition Corp, Term Loan B2			4.25%, 12/23/2020(e)	3,099	3,129
4.25%, 08/30/2020(e)	140	142
			Univision Communications Inc, Term Loan
CeramTec Service GmbH, Term Loan B1			C3
4.25%, 07/30/2020(e)	1,426	1,440	4.00%, 03/01/2020(e)	3,285	3,297
Electric - 0.43%		$1,582	Univision Communications Inc, Term Loan
Dynegy Inc, Term Loan B2			C4 4.00%, 03/01/2020(e)	8,068	8,111
4.00%, 04/16/2020(e)	1,747	1,755	Virgin Media Investment Holdings Ltd, Term
Texas Competitive Electric Holdings Co LLC, Term Loan NONEXT			Loan 3.50%, B 02/15/2020(e)	8,195	8,211
3.73%, 10/10/2014(e)	22,873	16,066	WideOpenWest Finance LLC, Term Loan B
			4.75%, 03/27/2019(e)	9,897	9,972
		$17,821
					$32,720
Electronics - 0.19%
Isola USA Corp, Term Loan B			Mining - 0.11%
9.25%, 11/29/2018(e)	7,655	7,770	FMG Resources August 2006 Pty Ltd, Term
			Loan B
			4.25%, 06/30/2019(e)	4,681	4,730
Entertainment - 1.02%
CCM Merger Inc, Term Loan
5.00%, 02/01/2017(e)	18,351	18,603	Miscellaneous Manufacturing - 0.01%
NEP/NCP Holdco Inc, Term Loan B			CeramTec GmbH, Term Loan B3
0.00%, 01/22/2020(e),(h)	850	851	4.25%, 08/30/2020(e)	434	438
Peninsula Gaming LLC, Term Loan B
4.25%, 11/30/2017(e)	11,705	11,771	Oil & Gas - 0.55%
WMG Acquisition Corp, Term Loan B			Chesapeake Energy Corp, Term Loan B
3.75%, 07/07/2020(e)	11,254	11,282	5.75%, 12/02/2017(e)	21,475	21,956
		$42,507	EP Energy LLC, Term Loan B3
			3.50%, 05/24/2018(e)	730	732
Forest Products & Paper - 0.33%
Caraustar Industries Inc, Term Loan B					$22,688
7.50%, 04/26/2019(e)	9,155	9,373

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2014 (unaudited)

			(g) Security purchased on a when-issued basis.
			(h)	This Senior Floating Rate Note will settle after January 31, 2014, at which
SENIOR FLOATING RATE INTERESTS	Principal		time the interest rate will be determined.
(continued)	Amount (000's)	Value (000's)

Pharmaceuticals - 0.34%
JLL/Delta Dutch Newco BV, Term Loan B			Portfolio Summary (unaudited)
0.00%, 01/22/2021(c),(e),(h)	$3,750	$3,741
Par Pharmaceutical Cos Inc, Term Loan B			Sector	Percent
4.25%, 09/28/2019 (e)	10,191	10,213	Communications	19.07%
			Financial	18.37%
		$13,954	Consumer, Cyclical	15.95%
REITS - 0.24%			Energy	12.16%
iStar Financial Inc, Term Loan A2			Consumer, Non-cyclical	10.49%
7.00%, 06/30/2014(e)	9,548	9,852	Basic Materials	8.15%
			Industrial	7.20%
			Technology	3.97%
Telecommunications - 0.30%			Utilities	2.75%
Altice Financing SA, Delay-Draw Term Loan			Diversified	0.73%
DD			Other Assets in Excess of Liabilities, Net	1.16%
0.00%, 07/03/2019(e),(h)	5,075	5,164
Integra Telecom Holdings Inc, Term Loan			TOTAL NET ASSETS	100.00%
9.75%, 02/19/2020(e)	2,510	2,575
nTelos Inc, Term Loan B
0.00%, 11/09/2019(e),(h)	4,590	4,600
		$12,339
TOTAL SENIOR FLOATING RATE INTERESTS		$348,781
	Maturity
REPURCHASE AGREEMENTS - 4.41%	Amount (000's)	Value (000's)

Banks - 4.41%
Investment in Joint Trading Account; Barclays $	23,079	$23,078
Bank PLC Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $23,540,148; 0.25% - 1.50%;
dated 03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	62,378	62,378
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $63,625,656; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	65,939	65,939
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $67,257,565; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	31,371	31,371
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $31,998,459; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
		$182,766
TOTAL REPURCHASE AGREEMENTS		$182,766
Total Investments		$4,095,794
Other Assets in Excess of Liabilities, Net - 1.16%		$48,009
TOTAL NET ASSETS - 100.00%		$4,143,803

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $15,171 or 0.37% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,772,485 or 42.77% of net assets.
(e)	Variable Rate. Rate shown is in effect at January 31, 2014.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2014 (unaudited)

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Euro	Brown Brothers Harriman & Co	03/19/2014	45,000,000	$61,940	$60,687	$1,253
Total						$1,253

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2014 (unaudited)

COMMON STOCKS - 0.28%	Shares Held	Value(000	's)			Principal
Automobile Manufacturers - 0.04%				BONDS (continued)	Amount (000's)		Value(000	's)
General Motors Co	18,337	$662		Advertising (continued)
				Sitel LLC / Sitel Finance Corp	(continued)
				11.00%, 08/01/2017(d)		$545	$578
Building Materials - 0.03%
US Concrete Inc (a)	21,880	496					$4,813
				Aerospace & Defense - 0.38%
Computers - 0.00%				Alliant Techsystems Inc
				5.25%, 10/01/2021(d)		466	469
Stratus Technologies Bermuda Ltd / Stratus	12,366	—
Technologies Inc (a),(b),(c)				B/E Aerospace Inc
				5.25%, 04/01/2022		1,072	1,080
				6.88%, 10/01/2020		1,664	1,818
Diversified Financial Services - 0.02%				Esterline Technologies Corp
Capmark Financial Group Inc (a),(c)	10,610,000	57		7.00%, 08/01/2020		750	810
Somerset Cayuga Holding Co Inc (a),(c)	6,862	185		GenCorp Inc
		$242		7.13%, 03/15/2021		316	339
Electric - 0.08%				TransDigm Inc
AES Eastern Energy LP (a),(b),(c)	2,000,000	—		7.75%, 12/15/2018		1,000	1,070
Dynegy Inc (a)	65,000	1,323		Triumph Group Inc
				8.63%, 07/15/2018		460	491
		$1,323					$6,077
Forest Products & Paper - 0.10%
NewPage Group Inc (a),(b),(c)	14,145	1,655		Airlines - 0.96%
				American Airlines 2013-2 Class A Pass
				Through Trust
Packaging & Containers - 0.00%				4.95%, 07/15/2024(d)		1,315	1,400
Constar International (a),(b),(c)	9,689	—		Continental Airlines 2003-ERJ1 Pass Through
				Trust
				7.88%, 01/02/2020(b)		1,596	1,727
Retail - 0.01%
Neebo Inc (a),(b)	20,064	140		Continental Airlines 2004-ERJ1 Pass Through
Neebo Inc - Warrants (a),(b),(c)	7,519	—		Trust
Neebo Inc - Warrants (a),(b),(c)	3,508	—		9.56%, 09/01/2019		366	412
				Continental Airlines 2005-ERJ1 Pass Through
		$140		Trust
Transportation - 0.00%				9.80%, 04/01/2021		2,626	2,968
General Maritime Corp (a),(b),(c)	974	14		Continental Airlines 2006-ERJ1 Pass Through
General Maritime Corp - Warrants (a),(b),(c)	1,507	—		Trust
		$14		9.32%, 11/01/2019(c),(d)		220	246
TOTAL COMMON STOCKS		$4,532		Continental Airlines 2012-3 Class C Pass Thru
PREFERRED STOCKS - 0.57%	Shares Held	Value(000	's)	Certificates
				6.13%, 04/29/2018		845	883
Banks- 0.32%				Delta Air Lines 2007-1 Class B Pass Through
Ally Financial Inc (d)	2,046	1,980		Trust
COBANK ACB 11.00%; Series D	60,000	3,135		8.02%, 08/10/2022		498	557
		$5,115		Delta Air Lines 2007-1 Class C Pass Through
Computers - 0.00%				Trust
Stratus Technologies Bermuda Ltd / Stratus	2,814	—		8.95%, 08/10/2014		133	134
Technologies Inc (a),(b),(c)				Delta Air Lines 2012-1 Class B Pass Through
				Trust
				6.88%, 05/07/2019(c),(d)		1,119	1,208
Insurance - 0.25%				Northwest Airlines 2007-1 Class A Pass
Hartford Financial Services Group Inc	19,400	569		Through Trust
XLIT Ltd	3,935	3,328		7.03%, 11/01/2019		1,858	2,062
		$3,897		UAL 2007-1 Pass Through Trust
Packaging & Containers - 0.00%				6.64%, 01/02/2024		519	561
Constar International (a),(b),(c)	977	—		UAL 2009-2A Pass Through Trust
				9.75%, 01/15/2017		684	787
				UAL 2009-2B Pass Through Trust
TOTAL PREFERRED STOCKS		$9,012		12.00%, 07/15/2017(d)		359	407
	Principal			United Airlines Inc
BONDS- 87.04%	Amount (000's)	Value(000	's)	6.75%, 09/15/2015(d)		1,060	1,089
Advertising - 0.30%				US Airways 2013-1 Class B Pass Through
CBS Outdoor Americas Capital LLC / CBS				Trust
Outdoor Americas Capital Corp				5.38%, 11/15/2021(c)		855	838
5.25%, 02/15/2022(d)	$180	$181					$15,279
5.63%, 02/15/2024(d)	180	181
inVentiv Health Inc				Automobile Manufacturers - 0.73%
9.00%, 01/15/2018 (d)	570	598		Chrysler Group LLC / CG Co-Issuer Inc
11.00%, 08/15/2018(d),(e)	1,226	1,106		8.00%, 06/15/2019		2,679	2,917
11.00%, 08/15/2018(d),(e)	835	756		8.25%, 06/15/2021		2,122	2,379
				Ford Motor Co
Sitel LLC / Sitel Finance Corp				9.22%, 09/15/2021		500	650
11.50%, 04/01/2018	1,495	1,413		9.98%, 02/15/2047		1,570	2,231

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Automobile Manufacturers (continued)				Banks (continued)
General Motors Co				Wells Fargo & Co
0.00%, 11/15/2015(a),(b),(c)	$100	$—		7.98%, 12/31/2049(e)	$1,500	$1,691
0.00%, 11/15/2015(a),(b),(c)	75	—				$66,273
0.00%, 12/01/2020(a),(b),(c)	25	—
0.00%, 12/01/2020(a),(b),(c)	50	—		Beverages - 0.12%
0.00%, 07/15/2023(a),(b),(c)	1,000	—		Constellation Brands Inc
0.00%, 09/01/2025(a),(b),(c)	700	—		3.75%, 05/01/2021	229	219
0.00%, 05/01/2028(a),(b),(c)	150	—		4.25%, 05/01/2023	461	436
0.00%, 07/15/2033(a),(b),(c)	5,050	—		6.00%, 05/01/2022	295	321
0.00%, 03/15/2036(a),(b),(c)	725	—		7.25%, 05/15/2017	275	318
Jaguar Land Rover Automotive PLC				Crestview DS Merger Sub II Inc
4.13%, 12/15/2018(d)	308	310		10.00%, 09/01/2021(d)	606	660
5.63%, 02/01/2023(d)	300	306				$1,954
Navistar International Corp				Building Materials - 1.90%
8.25%, 11/01/2021	2,740	2,822		Building Materials Corp of America
		$11,615		6.75%, 05/01/2021(d)	2,000	2,147
Automobile Parts & Equipment - 0.33%				Cemex Espana Luxembourg
				9.25%, 05/12/2020(d)	1,900	2,055
Goodyear Tire & Rubber Co/The				9.88%, 04/30/2019(d)	3,725	4,191
6.50%, 03/01/2021	800	853		Cemex Finance LLC
7.00%, 05/15/2022	2,545	2,768		9.38%, 10/12/2022 (d)	1,425	1,589
Schaeffler Finance BV
4.75%, 05/15/2021(d)	475	473		Cemex SAB de CV
				5.25%, 09/30/2015(d),(e)	1,000	1,027
Stackpole International Intermediate /				6.50%, 12/10/2019(d)	325	330
Stackpole International Powder				7.25%, 01/15/2021(d)	200	205
7.75%, 10/15/2021(d)	1,065	1,110
				9.00%, 01/11/2018(d)	650	702
		$5,204		Headwaters Inc
Banks- 4.15%				7.25%, 01/15/2019(d)	482	494
Ally Financial Inc				Lafarge SA
2.75%, 01/30/2017	4,400	4,417		7.13%, 07/15/2036	550	572
5.50%, 02/15/2017	1,403	1,513		Masco Corp
6.25%, 12/01/2017	4,672	5,186		5.95%, 03/15/2022	370	393
6.75%, 12/01/2014	2,685	2,789		7.13%, 03/15/2020	48	55
7.50%, 09/15/2020	491	577		Masonite International Corp
8.00%, 03/15/2020	6,730	8,025		8.25%, 04/15/2021(d)	1,393	1,525
8.00%, 11/01/2031	3,380	4,064		Norbord Inc
AmSouth Bancorp				5.38%, 12/01/2020(d)	665	665
6.75%, 11/01/2025	560	611		Nortek Inc
Bank of America Corp				8.50%, 04/15/2021	700	773
8.00%, 12/29/2049(e)	1,223	1,353		Roofing Supply Group LLC / Roofing Supply
8.13%, 12/29/2049(e)	3,195	3,555		Finance Inc
Barclays Bank PLC				10.00%, 06/01/2020(d)	625	702
7.63%, 11/21/2022	1,330	1,413		US Concrete Inc
CIT Group Inc				8.50%, 12/01/2018(d)	342	362
5.00%, 05/15/2017	672	716		USG Corp
5.00%, 08/15/2022	2,098	2,088		5.88%, 11/01/2021(d)	263	277
5.25%, 03/15/2018	2,135	2,274		7.88%, 03/30/2020(d)	26	29
5.38%, 05/15/2020	4,392	4,650		8.38%, 10/15/2018(d)	1,625	1,755
5.50%, 02/15/2019(d)	2,170	2,311		9.75%, 01/15/2018(e)	5,700	6,783
6.63%, 04/01/2018(d)	5,060	5,668		Vulcan Materials Co
Citigroup Inc				7.50%, 06/15/2021	3,140	3,627
5.95%, 12/29/2049	1,881	1,796				$30,258
Credit Agricole SA
7.88%, 01/23/2049(d)	320	325		Chemicals - 1.90%
Royal Bank of Scotland Group PLC				Ashland Inc
6.00%, 12/19/2023	1,555	1,567		3.00%, 03/15/2016	688	701
6.10%, 06/10/2023	627	642		3.88%, 04/15/2018	846	860
6.13%, 12/15/2022	2,291	2,358		4.75%, 08/15/2022	1,237	1,184
Royal Bank of Scotland PLC/The				Axalta Coating Systems US Holdings
9.50%, 03/16/2022(e)	1,465	1,713		Inc/Axalta Coating Systems Dutch Holding B
Societe Generale SA				BV
7.88%, 12/31/2049(d),(e)	644	654		7.38%, 05/01/2021(d)	885	954
Sophia Holding Finance LP / Sophia Holding				Axiall Corp
				4.88%, 05/15/2023(d)	207	197
Finance Inc
9.63%, PIK 9.63%, 12/01/2018(d),(f)	2,180	2,256		Basell Finance Co BV
				8.10%, 03/15/2027(d)	825	1,055
Wachovia Capital Trust III
5.57%, 03/29/2049(e)	2,204	2,061		Celanese US Holdings LLC
				4.63%, 11/15/2022	905	876
				Chemtura Corp
				5.75%, 07/15/2021	750	765

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Chemicals (continued)				Commercial Services (continued)
Eagle Spinco Inc				Cenveo Corp
4.63%, 02/15/2021(d)	$523	$511		8.88%, 02/01/2018	$1,000	$990
Huntsman International LLC				Ceridian Corp
4.88%, 11/15/2020	1,175	1,157		8.88%, 07/15/2019(d)	1,859	2,113
8.63%, 03/15/2020	860	947		12.25%, 11/15/2015	1,059	1,064
8.63%, 03/15/2021	3,310	3,732		11.25%, 11/15/2015(e)	2,495	2,507
LyondellBasell Industries NV				Deluxe Corp
5.00%, 04/15/2019	800	896		7.00%, 03/15/2019	1,310	1,403
6.00%, 11/15/2021	750	872		Envision Healthcare Corp
Momentive Performance Materials Inc				8.13%, 06/01/2019	1,574	1,692
8.88%, 10/15/2020	1,170	1,249		FTI Consulting Inc
9.00%, 01/15/2021	1,811	1,643		6.75%, 10/01/2020	750	812
NOVA Chemicals Corp				Garda World Security Corp
5.25%, 08/01/2023(d)	335	343		7.25%, 11/15/2021(d)	1,145	1,175
Nufarm Australia Ltd				H&E Equipment Services Inc
6.38%, 10/15/2019(d)	725	747		7.00%, 09/01/2022	1,219	1,323
Olin Corp				Harland Clarke Holdings Corp
5.50%, 08/15/2022	900	911		6.00%, 05/15/2015(e)	2,315	2,320
PolyOne Corp				9.75%, 08/01/2018(d)	1,400	1,519
5.25%, 03/15/2023	1,889	1,842		Harland Escrow Corp
7.38%, 09/15/2020	1,257	1,383		6.88%, 03/01/2020(d),(g)	260	261
PQ Corp				9.25%, 03/01/2021(d),(g)	445	443
8.75%, 05/01/2018(d)	4,625	5,041		Hertz Corp/The
Rain CII Carbon LLC / CII Carbon Corp				4.25%, 04/01/2018	330	336
8.00%, 12/01/2018(d)	830	872		5.88%, 10/15/2020	1,144	1,184
8.25%, 01/15/2021(d)	710	728		6.25%, 10/15/2022	670	690
Tronox Finance LLC				6.75%, 04/15/2019	228	243
6.38%, 08/15/2020	825	835		7.38%, 01/15/2021	180	196
		$30,301		Iron Mountain Inc
				5.75%, 08/15/2024	2,200	2,057
Coal- 1.22%				7.75%, 10/01/2019	3,369	3,740
Alpha Natural Resources Inc				8.38%, 08/15/2021	1,603	1,715
6.00%, 06/01/2019	3,626	3,001		Jaguar Holding Co I
6.25%, 06/01/2021	3,540	2,894		9.38%, PIK 10.13%, 10/15/2017(d),(f)	810	855
9.75%, 04/15/2018	1,570	1,652		Jaguar Holding Co II / Jaguar Merger Sub Inc
Arch Coal Inc				9.50%, 12/01/2019(d)	1,125	1,263
7.25%, 10/01/2020	1,030	791		Knowledge Universe Education LLC
7.25%, 06/15/2021	2,210	1,674		7.75%, 02/01/2015(d)	1,865	1,837
8.00%, 01/15/2019(d)	645	643
				Lender Processing Services Inc / Black Knight
9.88%, 06/15/2019	1,175	1,028		Lending Solutions Inc
Consol Energy Inc				5.75%, 04/15/2023	675	709
6.38%, 03/01/2021	750	780		Live Nation Entertainment Inc
8.25%, 04/01/2020	1,005	1,089		7.00%, 09/01/2020(d)	474	514
Peabody Energy Corp				Mustang Merger Corp
6.00%, 11/15/2018	1,750	1,864		8.50%, 08/15/2021(d)	383	417
6.25%, 11/15/2021	2,720	2,747		RR Donnelley & Sons Co
Walter Energy Inc				6.50%, 11/15/2023	1,620	1,629
8.50%, 04/15/2021	760	562		7.00%, 02/15/2022	2,470	2,630
9.50%, 10/15/2019(d)	725	736
				7.25%, 05/15/2018	2,810	3,217
		$19,461		7.63%, 06/15/2020	2,815	3,114
Commercial Services - 5.18%				7.88%, 03/15/2021	3,365	3,735
ACE Cash Express Inc				8.25%, 03/15/2019	2,275	2,633
11.00%, 02/01/2019(d)	1,745	1,413		Service Corp International/US
ADT Corp/The				7.00%, 05/15/2019	850	905
3.50%, 07/15/2022	289	249		8.00%, 11/15/2021	100	115
4.13%, 06/15/2023	1,525	1,342		ServiceMaster Co/TN
6.25%, 10/15/2021(d)	1,215	1,256		7.00%, 08/15/2020	3,615	3,660
APX Group Inc				8.00%, 02/15/2020	7,490	7,752
8.75%, 12/01/2020(d)	1,955	1,984		Speedy Cash Intermediate Holdings Corp
Ashtead Capital Inc				10.75%, 05/15/2018(d)	655	683
6.50%, 07/15/2022(d)	440	471		United Rentals North America Inc
Avis Budget Car Rental LLC / Avis Budget				6.13%, 06/15/2023	4,425	4,591
Finance Inc				7.38%, 05/15/2020	1,345	1,491
4.88%, 11/15/2017	362	377		8.25%, 02/01/2021	3,015	3,384
5.50%, 04/01/2023	357	345		8.38%, 09/15/2020	875	971
8.25%, 01/15/2019	25	27				$82,644
9.75%, 03/15/2020	472	546		Computers - 0.85%
Catalent Pharma Solutions Inc				Seagate HDD Cayman
7.88%, 10/15/2018	734	746		3.75%, 11/15/2018(d)	775	790

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Computers (continued)				Diversified Financial Services (continued)
Seagate HDD Cayman (continued)				International Lease Finance Corp (continued)
4.75%, 06/01/2023(d)	$608	$582		4.63%, 04/15/2021	$87	$83
6.88%, 05/01/2020	815	878		6.25%, 05/15/2019	2,415	2,620
7.00%, 11/01/2021	2,615	2,893		8.25%, 12/15/2020	2,927	3,448
SunGard Data Systems Inc				8.62%, 09/15/2015(e)	1,365	1,508
6.63%, 11/01/2019	3,095	3,242		8.63%, 01/15/2022	3,809	4,523
7.38%, 11/15/2018	905	959		8.75%, 03/15/2017(e)	2,225	2,592
7.63%, 11/15/2020	3,892	4,277		8.88%, 09/01/2017	3,095	3,671
		$13,621		MPH Intermediate Holding Co 2
				8.38%, PIK 9.13%, 08/01/2018(d),(f)	2,037	2,098
Consumer Products - 1.80%				Nationstar Mortgage LLC / Nationstar Capital
Prestige Brands Inc				Corp
5.38%, 12/15/2021(d)	510	510
				6.50%, 07/01/2021	232	218
Reynolds Group Issuer Inc / Reynolds Group				6.50%, 06/01/2022	460	427
Issuer LLC / Reynolds Group Issuer				7.88%, 10/01/2020	327	334
(Luxembourg) S.A.				9.63%, 05/01/2019	386	433
5.75%, 10/15/2020	2,700	2,760		Neuberger Berman Group LLC/Neuberger
6.88%, 02/15/2021(e)	2,295	2,465
				Berman Finance Corp
7.13%, 04/15/2019	700	740		5.63%, 03/15/2020(d)	740	779
7.88%, 08/15/2019	6,580	7,238		5.88%, 03/15/2022(d)	500	525
8.25%, 02/15/2021	1,045	1,110		SLM Corp
8.50%, 05/15/2018	1,450	1,523		4.88%, 06/17/2019	6,495	6,429
9.00%, 04/15/2019	1,200	1,280		5.50%, 01/15/2019	2,375	2,428
9.88%, 08/15/2019	8,185	9,044		Walter Investment Management Corp
Spectrum Brands Inc				7.88%, 12/15/2021(d)	3,735	3,782
6.63%, 11/15/2022	825	878				$61,477
6.75%, 03/15/2020	1,025	1,102
		$28,650		Electric - 3.39%
				Calpine Corp
Cosmetics & Personal Care - 0.05%				0.00%, 07/15/2013(a),(b),(c)	1,500	—
Revlon Consumer Products Corp				5.88%, 01/15/2024(d)	1,114	1,106
5.75%, 02/15/2021(e)	825	817		6.00%, 01/15/2022(d)	1,460	1,511
				7.50%, 02/15/2021(d)	6,330	6,916
Distribution & Wholesale - 0.18%				7.88%, 07/31/2020(d)	2,163	2,368
HD Supply Inc				7.88%, 01/15/2023(d)	1,534	1,691
7.50%, 07/15/2020	660	704		Dynegy Holdings Inc
8.13%, 04/15/2019	925	1,028		0.00%, 06/01/2015(a),(b),(c)	100	—
LKQ Corp				0.00%, 06/01/2019(a),(b),(c)	3,158	—
4.75%, 05/15/2023(d)	433	403		0.00%, 10/15/2026(a),(b),(c)	92	—
VWR Funding Inc				Dynegy Inc
7.25%, 09/15/2017	655	698		5.88%, 06/01/2023(d)	727	683
		$2,833		Dynegy Roseton LLC / Dynegy Danskammer
				LLC Pass Through Trust Series B
Diversified Financial Services - 3.85%				0.00%, 11/08/2016(a),(b),(c)	2,773	—
Aircastle Ltd				Edison Mission Energy
6.25%, 12/01/2019	1,427	1,536		0.00%, 05/15/2017(a)	2,100	1,622
9.75%, 08/01/2018	800	867		Energy Future Intermediate Holding Co LLC /
CNG Holdings Inc/OH				EFIH Finance Inc
9.38%, 05/15/2020(d)	1,855	1,730		12.25%, 03/01/2022(d),(e)	556	644
Denali Borrower LLC / Denali Finance Corp				10.00%, 12/01/2020	3,609	3,817
5.63%, 10/15/2020(d)	3,405	3,401		GenOn Energy Inc
Fly Leasing Ltd				7.88%, 06/15/2017	1,500	1,567
6.75%, 12/15/2020	280	283		9.88%, 10/15/2020	2,210	2,332
Ford Holdings LLC				InterGen NV
9.38%, 03/01/2020	560	727		7.00%, 06/30/2023(d)	643	662
General Motors Financial Co Inc				IPALCO Enterprises Inc
2.75%, 05/15/2016(d)	225	227		5.00%, 05/01/2018	1,150	1,213
3.25%, 05/15/2018(d)	874	881		NRG Energy Inc
4.75%, 08/15/2017(d)	3,075	3,248		6.25%, 07/15/2022(d)	3,590	3,599
Icahn Enterprises LP / Icahn Enterprises				6.63%, 03/15/2023	1,738	1,775
Finance Corp				7.63%, 01/15/2018	4,390	4,939
3.50%, 03/15/2017(d)	4,015	4,020		7.63%, 05/15/2019	3,405	3,584
4.88%, 03/15/2019(d)	640	638		7.88%, 05/15/2021	8,029	8,772
5.88%, 02/01/2022(d)	1,764	1,749		8.25%, 09/01/2020	4,910	5,364
ILFC E-Capital Trust I						$54,165
5.46%, 12/21/2065(d),(e)	4,533	4,142
ILFC E-Capital Trust II				Electrical Components & Equipment - 0.06%
6.25%, 12/21/2065(d),(e)	1,167	1,097		Artesyn Escrow Inc
International Lease Finance Corp				9.75%, 10/15/2020(d)	234	243
3.88%, 04/15/2018	1,030	1,033

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Electrical Components & Equipment (continued)				Food (continued)
International Wire Group Holdings Inc				BI-LO LLC / BI-LO Finance Corp
8.50%, 10/15/2017(d)	$728	$786		8.63%, PIK 9.38%, 09/15/2018(d),(f)	$344	$359
		$1,029		Bumble Bee Holdings Inc
				9.00%, 12/15/2017(d)	2,241	2,443
Electronics - 0.09%				Hawk Acquisition Sub Inc
Flextronics International Ltd				4.25%, 10/15/2020(d)	2,487	2,431
5.00%, 02/15/2023	1,455	1,411		Ingles Markets Inc
				5.75%, 06/15/2023	780	762
Engineering & Construction - 0.15%				JBS USA LLC / JBS USA Finance Inc
Dycom Investments Inc				7.25%, 06/01/2021(d)	1,410	1,466
7.13%, 01/15/2021	250	270		7.25%, 06/01/2021(d)	906	940
Tutor Perini Corp				8.25%, 02/01/2020(d)	1,018	1,103
7.63%, 11/01/2018	1,974	2,107		Pilgrim's Pride Corp
		$2,377		7.88%, 12/15/2018	2,075	2,249
				Post Holdings Inc
Entertainment - 2.26%				6.75%, 12/01/2021(d)	783	820
CCM Merger Inc				Smithfield Foods Inc
9.13%, 05/01/2019(d)	365	385		5.25%, 08/01/2018(d)	970	1,010
Cedar Fair LP / Canada's Wonderland Co /				5.88%, 08/01/2021(d)	100	101
Magnum Management Corp				7.75%, 07/01/2017	2,035	2,353
5.25%, 03/15/2021	1,800	1,795		SUPERVALU Inc
9.13%, 08/01/2018	1,795	1,939		8.00%, 05/01/2016	1,646	1,815
Chukchansi Economic Development				Wells Enterprises Inc
Authority				6.75%, 02/01/2020(d)	1,407	1,439
9.75%, 05/30/2020(b),(d)	1,268	888
						$20,417
DreamWorks Animation SKG Inc
6.88%, 08/15/2020(d)	970	1,031		Forest Products & Paper - 0.05%
GLP Capital LP / GLP Financing II Inc				Clearwater Paper Corp
4.38%, 11/01/2018(d)	580	594		4.50%, 02/01/2023	370	337
4.88%, 11/01/2020(d)	4,540	4,597		Unifrax I LLC / Unifrax Holding Co
5.38%, 11/01/2023(d)	1,210	1,198		7.50%, 02/15/2019(d)	500	525
Graton Economic Development Authority						$862
9.63%, 09/01/2019(d)	3,935	4,526
Isle of Capri Casinos Inc				Gas- 0.03%
				NGL Energy Partners LP / NGL Energy
5.88%, 03/15/2021	420	427		Finance Corp
7.75%, 03/15/2019	605	659		6.88%, 10/15/2021(d)	516	530
Mohegan Tribal Gaming Authority
9.75%, 09/01/2021(d)	3,085	3,370
11.00%, 09/15/2018(d)	1,470	1,479		Hand & Machine Tools - 0.18%
Peninsula Gaming LLC / Peninsula Gaming				BC Mountain LLC / BC Mountain Finance
Corp				Inc
8.38%, 02/15/2018(d)	2,755	2,975		7.00%, 02/01/2021(d)	788	808
Penn National Gaming Inc				Milacron LLC / Mcron Finance Corp
5.88%, 11/01/2021(d)	79	76		7.75%, 02/15/2021(d)	1,040	1,104
Pinnacle Entertainment Inc				Victor Technologies Group Inc
7.50%, 04/15/2021	1,810	1,962		9.00%, 12/15/2017	842	902
7.75%, 04/01/2022	2,130	2,311				$2,814
PNK Finance Corp
6.38%, 08/01/2021(d)	1,250	1,281		Healthcare - Products - 0.74%
Regal Entertainment Group				Alere Inc
5.75%, 06/15/2023	825	813		7.25%, 07/01/2018	500	547
5.75%, 02/01/2025	430	409		Biomet Inc
Seneca Gaming Corp				6.50%, 08/01/2020	3,716	3,962
8.25%, 12/01/2018(d)	1,380	1,484		6.50%, 10/01/2020	1,000	1,038
Shingle Springs Tribal Gaming Authority				ConvaTec Finance International SA
9.75%, 09/01/2021(d)	715	779		8.25%, PIK 9.00%, 01/15/2019(d),(f)	511	525
WMG Acquisition Corp				ConvaTec Healthcare E SA
6.00%, 01/15/2021(d)	1,000	1,035		10.50%, 12/15/2018(d)	2,255	2,509
		$36,013		DJO Finance LLC / DJO Finance Corp
				7.75%, 04/15/2018	395	404
Environmental Control - 0.10%				9.88%, 04/15/2018	1,495	1,626
Casella Waste Systems Inc				Hologic Inc
7.75%, 02/15/2019	1,115	1,143		6.25%, 08/01/2020	695	725
Darling International Inc				Mallinckrodt International Finance SA
5.38%, 01/15/2022(d)	480	484		3.50%, 04/15/2018(d)	136	136
		$1,627		4.75%, 04/15/2023(d)	310	296

Food- 1.28%						$11,768
ARAMARK Corp				Healthcare - Services - 4.89%
5.75%, 03/15/2020(d)	1,085	1,126		Acadia Healthcare Co Inc
				6.13%, 03/15/2021(d)	456	467

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Healthcare - Services (continued)				Home Builders (continued)
Amsurg Corp				K Hovnanian Enterprises Inc (continued)
5.63%, 11/30/2020	$1,075	$1,118		7.25%, 10/15/2020(d)	$340	$368
CHS/Community Health Systems Inc				9.13%, 11/15/2020(d)	265	295
5.13%, 08/15/2018	1,890	1,996		11.88%, 10/15/2015	805	926
5.13%, 08/01/2021(d)	1,885	1,897		Lennar Corp
6.88%, 02/01/2022(d)	4,965	5,089		4.75%, 12/15/2017	1,865	1,949
7.13%, 07/15/2020	1,325	1,411		4.75%, 11/15/2022(e)	2,575	2,420
8.00%, 11/15/2019	2,335	2,563		6.95%, 06/01/2018	1,015	1,137
DaVita HealthCare Partners Inc				12.25%, 06/01/2017	310	401
5.75%, 08/15/2022	2,985	3,056		M/I Homes Inc
6.38%, 11/01/2018	650	682		8.63%, 11/15/2018	677	734
6.63%, 11/01/2020	1,165	1,249		Meritage Homes Corp
Fresenius Medical Care US Finance II Inc				7.15%, 04/15/2020	321	351
5.63%, 07/31/2019(d)	599	636		Ryland Group Inc/The
5.88%, 01/31/2022(d)	885	940		5.38%, 10/01/2022	1,485	1,426
Fresenius Medical Care US Finance Inc				Standard Pacific Corp
5.75%, 02/15/2021(d)	905	962		8.38%, 05/15/2018	190	223
6.50%, 09/15/2018(d)	3,020	3,401		8.38%, 01/15/2021	1,135	1,330
HCA Holdings Inc				10.75%, 09/15/2016	566	686
6.25%, 02/15/2021	1,850	1,970		Taylor Morrison Communities Inc / Monarch
HCA Inc				Communities Inc
4.75%, 05/01/2023	570	558		5.25%, 04/15/2021(d)	1,409	1,370
5.88%, 03/15/2022	1,519	1,599		7.75%, 04/15/2020(d)	227	249
5.88%, 05/01/2023	830	846		WCI Communities Inc
6.38%, 01/15/2015	1,058	1,102		6.88%, 08/15/2021(d)	781	781
6.50%, 02/15/2020	3,235	3,567				$20,126
7.05%, 12/01/2027	465	451
7.50%, 02/15/2022	2,005	2,263		Insurance - 0.73%
7.69%, 06/15/2025	1,430	1,512		American International Group Inc
7.88%, 02/15/2020	1,460	1,559		8.18%, 05/15/2068	3,198	3,974
8.00%, 10/01/2018	1,200	1,422		Compass Investors Inc
				7.75%, 01/15/2021(d)	1,516	1,556
8.50%, 04/15/2019	428	451		Hartford Financial Services Group Inc
IASIS Healthcare LLC / IASIS Capital Corp				8.13%, 06/15/2068 (e)	610	709
8.38%, 05/15/2019	5,710	6,096		Liberty Mutual Group Inc
LifePoint Hospitals Inc				7.80%, 03/07/2087 (d)	2,426	2,608
5.50%, 12/01/2021(d)	380	387
				10.75%, 06/15/2088(d),(e)	1,353	2,029
MultiPlan Inc
9.88%, 09/01/2018(d)	1,500	1,628		Prudential Financial Inc
				5.63%, 06/15/2043(e)	788	788
National Mentor Holdings Inc
12.50%, 02/15/2018(d)	1,305	1,387				$11,664
Tenet Healthcare Corp				Internet - 0.32%
4.38%, 10/01/2021	670	642		CyrusOne LP / CyrusOne Finance Corp
4.50%, 04/01/2021	1,795	1,739		6.38%, 11/15/2022	885	914
4.75%, 06/01/2020	700	698		eAccess Ltd
6.00%, 10/01/2020(d)	2,743	2,887		8.25%, 04/01/2018(d)	1,124	1,219
6.25%, 11/01/2018	4,558	5,037		IAC/InterActiveCorp
6.75%, 02/01/2020	1,815	1,897		4.88%, 11/30/2018(d)	1,140	1,174
8.00%, 08/01/2020	704	769		Zayo Group LLC / Zayo Capital Inc
8.13%, 04/01/2022	6,850	7,475		8.13%, 01/01/2020	150	166
United Surgical Partners International Inc				10.13%, 07/01/2020	1,345	1,557
9.00%, 04/01/2020	4,210	4,704				$5,030
		$78,113
				Iron & Steel - 1.63%
Holding Companies - Diversified - 0.06%				AK Steel Corp
Alphabet Holding Co Inc				8.75%, 12/01/2018	995	1,122
7.75%, PIK 8.50%, 11/01/2017(d),(f)	875	901		APERAM
Home Builders - 1.26%				7.75%, 04/01/2018(d)	1,250	1,303
Brookfield Residential Properties Inc				ArcelorMittal
				5.00%, 02/25/2017(e)	1,500	1,575
6.50%, 12/15/2020(d)	985	1,032		5.75%, 08/05/2020(e)	6,014	6,285
Brookfield Residential Properties Inc /				6.13%, 06/01/2018	1,390	1,512
Brookfield Residential US Corp				6.75%, 02/25/2022	3,890	4,196
6.13%, 07/01/2022(d)	428	430		7.50%, 10/15/2039	3,915	3,846
DR Horton Inc				10.35%, 06/01/2019(e)	2,545	3,181
4.38%, 09/15/2022	930	879		Commercial Metals Co
5.75%, 08/15/2023	2,870	2,956		6.50%, 07/15/2017	455	505
K Hovnanian Enterprises Inc				7.35%, 08/15/2018	1,000	1,138
6.25%, 01/15/2016	26	27		Steel Dynamics Inc
7.00%, 01/15/2019(d)	154	156		6.13%, 08/15/2019	390	426
				6.38%, 08/15/2022	320	349

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Iron & Steel (continued)				Media (continued)
Steel Dynamics Inc (continued)				Cablevision Systems Corp
7.63%, 03/15/2020	$500	$541		8.00%, 04/15/2020	$3,735	$4,193
		$25,979		CCO Holdings LLC / CCO Holdings Capital
				Corp
Leisure Products & Services - 0.09%				5.25%, 03/15/2021(d)	1,431	1,390
MISA Investments Ltd				5.75%, 09/01/2023(d)	360	350
8.63%, 08/15/2018(d)	340	352
Sabre Inc				6.50%, 04/30/2021	3,099	3,238
8.50%, 05/15/2019(d)	450	496		8.13%, 04/30/2020	3,380	3,675
Viking Cruises Ltd				Cequel Communications Holdings I LLC /
8.50%, 10/15/2022(d)	500	566		Cequel Capital Corp
				5.13%, 12/15/2021(d)	1,775	1,668
		$1,414		6.38%, 09/15/2020(d)	3,212	3,284
Lodging - 1.66%				Clear Channel Communications Inc
Caesars Entertainment Operating Co Inc				6.88%, 06/15/2018	540	472
8.50%, 02/15/2020	1,325	1,252		9.00%, 12/15/2019	1,630	1,663
9.00%, 02/15/2020	450	435		11.25%, 03/01/2021	5,869	6,368
11.25%, 06/01/2017	500	509		Clear Channel Worldwide Holdings Inc
Caesars Entertainment Resort Properties LLC /				6.50%, 11/15/2022	1,263	1,292
Caesars Entertainment Resort Properties				6.50%, 11/15/2022	4,682	4,811
8.00%, 10/01/2020(d)	1,900	1,971		7.63%, 03/15/2020	5,731	6,046
Felcor Lodging LP				7.63%, 03/15/2020	150	158
6.75%, 06/01/2019	525	564		CSC Holdings LLC
Hilton Worldwide Finance LLC / Hilton				7.63%, 07/15/2018	1,165	1,331
Worldwide Finance Corp				Cumulus Media Holdings Inc
5.63%, 10/15/2021(d)	710	735		7.75%, 05/01/2019	4,040	4,333
MGM Resorts International				DISH DBS Corp
6.75%, 10/01/2020	1,000	1,078		4.25%, 04/01/2018	3,782	3,858
7.63%, 01/15/2017	1,215	1,379		5.00%, 03/15/2023	1,220	1,144
7.75%, 03/15/2022	1,600	1,801		5.13%, 05/01/2020	4,965	4,965
8.63%, 02/01/2019	1,950	2,296		5.88%, 07/15/2022	3,472	3,476
10.00%, 11/01/2016	1,730	2,080		6.75%, 06/01/2021	6,985	7,456
MTR Gaming Group Inc				7.88%, 09/01/2019	1,357	1,549
11.50%, PIK 1.00%, 08/01/2019(f)	1,880	2,115		Gannett Co Inc
Seminole Hard Rock Entertainment Inc /				5.13%, 10/15/2019(d)	4,575	4,724
Seminole Hard Rock International LLC				5.13%, 07/15/2020(d)	2,461	2,464
5.88%, 05/15/2021(d)	705	694		6.38%, 10/15/2023(d)	715	733
Station Casinos LLC				7.13%, 09/01/2018	4,780	5,067
7.50%, 03/01/2021	4,115	4,383		9.38%, 11/15/2017	855	898
Studio City Finance Ltd				Gray Television Inc
8.50%, 12/01/2020(d)	1,425	1,582		7.50%, 10/01/2020	1,435	1,532
Wynn Las Vegas LLC / Wynn Las Vegas				Liberty Interactive LLC
Capital Corp				8.25%, 02/01/2030	750	793
7.75%, 08/15/2020	3,281	3,650		McGraw-Hill Global Education Holdings LLC
		$26,524		/ McGraw-Hill Global Education Finance
				9.75%, 04/01/2021(d)	386	420
Machinery - Construction & Mining - 0.16%				Mediacom LLC / Mediacom Capital Corp
BlueLine Rental Finance Corp				9.13%, 08/15/2019	805	867
7.00%, 02/01/2019(d)	450	465		Quebecor Media Inc
Terex Corp				5.75%, 01/15/2023	590	574
6.00%, 05/15/2021	1,105	1,147		Quebecor World PLC
6.50%, 04/01/2020	950	1,019		0.00%, 01/15/2015(a),(b),(c)	480	5
		$2,631		0.00%, 11/15/2025(a),(b),(c)	1,075	11
				0.00%, 08/01/2027(a),(b),(c)	830	8
Machinery - Diversified - 0.46%				Radio One Inc
Case New Holland Inc				9.25%, 02/15/2020(d),(g)	300	306
7.88%, 12/01/2017	3,580	4,193
Columbus McKinnon Corp/NY				Sinclair Television Group Inc
7.88%, 02/01/2019	750	810		5.38%, 04/01/2021	691	684
Liberty Tire Recycling LLC				6.13%, 10/01/2022	630	636
11.00%, 10/01/2016(d)	356	349		6.38%, 11/01/2021	375	388
Manitowoc Co Inc/The				Sirius XM Holdings Inc
				4.25%, 05/15/2020(d)	350	327
8.50%, 11/01/2020	1,650	1,862		4.63%, 05/15/2023(d)	1,200	1,071
Waterjet Holdings Inc				5.75%, 08/01/2021(d)	2,005	2,002
7.63%, 02/01/2020(d)	160	164
		$7,378		Time Warner Cable Inc
				6.75%, 07/01/2018	365	412
Media- 6.79%				Unitymedia Hessen GmbH & Co KG /
AMC Networks Inc				Unitymedia NRW GmbH
4.75%, 12/15/2022	2,955	2,881		5.50%, 01/15/2023(d)	795	795
7.75%, 07/15/2021	1,482	1,664

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Media (continued)				Oil & Gas (continued)
Univision Communications Inc				Chesapeake Energy Corp (continued)
5.13%, 05/15/2023(d)	$200	$199		5.75%, 03/15/2023	$1,465	$1,525
6.75%, 09/15/2022(d)	2,750	3,018		6.13%, 02/15/2021	1,962	2,114
6.88%, 05/15/2019(d)	4,985	5,346		6.50%, 08/15/2017	2,200	2,469
7.88%, 11/01/2020(d)	2,000	2,200		6.63%, 08/15/2020	2,160	2,409
8.50%, 05/15/2021(d)	925	1,015		Chesapeake Oilfield Operating LLC /
VTR Finance BV				Chesapeake Oilfield Finance Inc
6.88%, 01/15/2024(d)	617	618		6.63%, 11/15/2019	575	604
		$108,378		Cimarex Energy Co
				5.88%, 05/01/2022	2,452	2,612
Mining - 0.86%				Citgo Petroleum Corp
Aleris International Inc				11.50%, 07/01/2017(d)	825	899
7.63%, 02/15/2018	356	375		Comstock Resources Inc
7.88%, 11/01/2020	545	575		7.75%, 04/01/2019	550	586
Coeur Mining Inc				9.50%, 06/15/2020	1,201	1,357
7.88%, 02/01/2021	1,209	1,236		Concho Resources Inc
FMG Resources August 2006 Pty Ltd				5.50%, 04/01/2023	2,930	2,959
6.00%, 04/01/2017(d)	268	283
6.38%, 02/01/2016(d)	370	384		6.50%, 01/15/2022	1,045	1,126
6.88%, 02/01/2018(d)	1,033	1,087		7.00%, 01/15/2021	975	1,068
6.88%, 04/01/2022(d)	863	932		Denbury Resources Inc
8.25%, 11/01/2019(d)	1,360	1,498		8.25%, 02/15/2020	1,320	1,445
				Diamondback Energy Inc
FQM Akubra Inc				7.63%, 10/01/2021(d)	474	499
7.50%, 06/01/2021(d)	370	414
8.75%, 06/01/2020(d)	975	1,109		Energy XXI Gulf Coast Inc
				7.50%, 12/15/2021(d)	1,287	1,335
Hecla Mining Co				EP Energy LLC / EP Energy Finance Inc
6.88%, 05/01/2021	1,977	1,898		9.38%, 05/01/2020	9,789	11,257
New Gold Inc				EP Energy LLC / Everest Acquisition Finance
6.25%, 11/15/2022(d)	1,000	960
				Inc
Novelis Inc/GA				6.88%, 05/01/2019	330	355
8.75%, 12/15/2020	1,750	1,942		7.75%, 09/01/2022	1,552	1,715
Prince Mineral Holding Corp				EPE Holdings LLC / EP Energy Bond Co Inc
11.50%, 12/15/2019(d)	325	365		8.13%, PIK 8.88%, 12/15/2017(d),(f)	907	939
Taseko Mines Ltd				EXCO Resources Inc
7.75%, 04/15/2019	710	719		7.50%, 09/15/2018	6,465	6,384
		$13,777		Halcon Resources Corp
Miscellaneous Manufacturing - 0.40%				9.25%, 02/15/2022(d)	680	685
Bombardier Inc				9.75%, 07/15/2020(d)	360	373
6.13%, 01/15/2023(d)	2,023	1,993		Hilcorp Energy I LP / Hilcorp Finance Co
JB Poindexter & Co Inc				7.63%, 04/15/2021(d)	1,331	1,441
9.00%, 04/01/2022(d)	1,299	1,396		8.00%, 02/15/2020(d)	1,150	1,242
JM Huber Corp				Linn Energy LLC / Linn Energy Finance
9.88%, 11/01/2019(d)	435	501		Corp
LSB Industries Inc				7.00%, 11/01/2019(d),(e)	5,680	5,765
7.75%, 08/01/2019(d)	1,342	1,423		7.75%, 02/01/2021	4,345	4,606
Trinseo Materials Operating SCA / Trinseo				8.63%, 04/15/2020	6,725	7,263
Materials Finance Inc				MEG Energy Corp
8.75%, 02/01/2019(d)	1,103	1,128		6.50%, 03/15/2021(d)	700	728
		$6,441		7.00%, 03/31/2024(d)	350	356
				Memorial Resource Development LLC /
Office & Business Equipment - 0.06%				Memorial Resource Finance Corp
CDW LLC / CDW Finance Corp				10.00%, PIK 10.75%, 12/15/2018(d),(f)	360	362
8.50%, 04/01/2019	900	988		Newfield Exploration Co
				5.63%, 07/01/2024	2,574	2,574
Oil & Gas - 8.88%				5.75%, 01/30/2022	7,340	7,578
Antero Resources Finance Corp				6.88%, 02/01/2020	500	535
5.38%, 11/01/2021(d)	1,320	1,329		7.13%, 05/15/2018	300	312
6.00%, 12/01/2020	1,587	1,672		Oasis Petroleum Inc
				6.88%, 03/15/2022(d)	800	848
Bill Barrett Corp
7.00%, 10/15/2022	1,250	1,303		Ocean Rig UDW Inc
				9.50%, 04/27/2016(d)	1,100	1,163
7.63%, 10/01/2019	575	621
Calumet Specialty Products Partners				Parker Drilling Co
				6.75%, 07/15/2022(d)	600	614
LP/Calumet Finance Corp				7.50%, 08/01/2020(d)	519	545
7.63%, 01/15/2022	395	418
9.38%, 05/01/2019	166	184		Plains Exploration & Production Co
9.63%, 08/01/2020	712	808		6.75%, 02/01/2022	1,250	1,370
Chesapeake Energy Corp				6.88%, 02/15/2023	825	912
3.25%, 03/15/2016	254	256		Precision Drilling Corp
5.38%, 06/15/2021	640	666		6.50%, 12/15/2021	435	462

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2014 (unaudited)

		Principal				Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Oil & Gas (continued)					Oil & Gas Services (continued)
Precision Drilling Corp	(continued)				Sea Trucks Group
6.63%, 11/15/2020		$740	$786		9.00%, 03/26/2018(d)	$900	$864
QEP Resources Inc					Trinidad Drilling Ltd
5.25%, 05/01/2023		1,059	1,009		7.88%, 01/15/2019(d)	1,525	1,632
5.38%, 10/01/2022		1,875	1,814				$11,393
6.88%, 03/01/2021		1,375	1,482
Range Resources Corp					Packaging & Containers - 1.69%
5.75%, 06/01/2021		2,755	2,920		Ardagh Packaging Finance PLC
					7.38%, 10/15/2017(d)	1,250	1,337
Rosetta Resources Inc					9.13%, 10/15/2020(d)	641	700
5.63%, 05/01/2021		3,510	3,501
5.88%, 06/01/2022		2,784	2,763		Ardagh Packaging Finance PLC / Ardagh
Sabine Oil & Gas LLC / Sabine Oil & Gas					Holdings USA Inc
					6.25%, 01/31/2019(d),(g)	535	541
Finance Corp					7.00%, 11/15/2020(d)	137	138
9.75%, 02/15/2017		775	806		9.13%, 10/15/2020(d)	197	214
Samson Investment Co
9.75%, 02/15/2020(d)		2,160	2,376		Ball Corp
SandRidge Energy Inc					4.00%, 11/15/2023	600	548
7.50%, 03/15/2021		3,135	3,253		5.00%, 03/15/2022	335	333
7.50%, 02/15/2023		1,285	1,309		5.75%, 05/15/2021	290	305
8.13%, 10/15/2022		3,060	3,202		6.75%, 09/15/2020	250	272
Seadrill Ltd					Berry Plastics Corp
5.63%, 09/15/2017(d)		357	368		9.50%, 05/15/2018	726	773
6.13%, 09/15/2020(d)		1,300	1,307		9.75%, 01/15/2021	10,990	12,639
6.50%, 10/05/2015		500	524		Beverage Packaging Holdings Luxembourg II
SM Energy Co					SA / Beverage Packaging Holdings II
5.00%, 01/15/2024(d)		680	639		5.63%, 12/15/2016(d)	1,370	1,397
					6.00%, 06/15/2017(d)	1,775	1,820
6.50%, 11/15/2021		1,670	1,779		Constar International
6.50%, 01/01/2023		250	260		0.00%, PIK 0.00%, 12/31/2017(a),(b),(c),(e),(f)	852	128
6.63%, 02/15/2019		1,433	1,515
Stone Energy Corp					Crown Americas LLC / Crown Americas
7.50%, 11/15/2022		1,838	1,939		Capital Corp IV
Summit Midstream Holdings LLC / Summit					4.50%, 01/15/2023	837	793
Midstream Finance Corp					Graphic Packaging International Inc
7.50%, 07/01/2021(d)		337	359		4.75%, 04/15/2021	714	705
Swift Energy Co					Owens-Brockway Glass Container Inc
7.13%, 06/01/2017		375	383		7.38%, 05/15/2016	1,685	1,883
7.88%, 03/01/2022		1,265	1,290		Sealed Air Corp
					5.25%, 04/01/2023(d)	367	361
Talos Production LLC / Talos Production					6.50%, 12/01/2020(d)	500	539
Finance Inc					8.13%, 09/15/2019(d)	750	836
9.75%, 02/15/2018(d)		656	674
					8.38%, 09/15/2021(d)	575	657
Ultra Petroleum Corp
5.75%, 12/15/2018(d)		1,150	1,190				$26,919
Unit Corp					Pharmaceuticals - 2.25%
6.63%, 05/15/2021		2,750	2,888		Endo Finance Co
W&T Offshore Inc					5.75%, 01/15/2022(d)	975	973
8.50%, 06/15/2019		2,179	2,332		Endo Health Solutions Inc
Western Refining Inc					7.00%, 07/15/2019	1,560	1,661
6.25%, 04/01/2021		628	639		7.00%, 12/15/2020	207	221
Whiting Petroleum Corp					Forest Laboratories Inc
5.00%, 03/15/2019		2,940	3,020		4.38%, 02/01/2019(d)	3,375	3,387
WPX Energy Inc					4.88%, 02/15/2021(d)	2,265	2,257
5.25%, 01/15/2017		1,250	1,341		JLL/Delta Dutch Newco BV
6.00%, 01/15/2022		3,518	3,500		7.50%, 02/01/2022(d),(g)	2,000	1,995
			$141,816		Salix Pharmaceuticals Ltd
					6.00%, 01/15/2021(d)	490	511
Oil & Gas Services - 0.71%					Valeant Pharmaceuticals International Inc
Basic Energy Services Inc					5.63%, 12/01/2021(d)	1,125	1,164
7.75%, 02/15/2019		150	158		6.38%, 10/15/2020(d)	12,930	13,802
7.75%, 10/15/2022		1,004	1,052		6.75%, 10/01/2017(d)	1,310	1,394
Hiland Partners LP / Hiland Partners Finance					6.75%, 08/15/2018(d)	2,439	2,674
Corp					6.75%, 08/15/2021(d)	600	641
7.25%, 10/01/2020(d)		2,565	2,745
					6.88%, 12/01/2018(d)	2,485	2,653
Key Energy Services Inc					7.00%, 10/01/2020(d)	250	269
6.75%, 03/01/2021		1,834	1,884		7.25%, 07/15/2022(d)	875	954
Oil States International Inc					7.50%, 07/15/2021(d)	1,208	1,345
5.13%, 01/15/2023		295	330
6.50%, 06/01/2019		1,550	1,639				$35,901
Petroleum Geo-Services ASA
7.38%, 12/15/2018(d)		1,023	1,089

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Pipelines - 2.41%				REITS (continued)
Access Midstream Partners LP / ACMP				Omega Healthcare Investors Inc (continued)
Finance Corp				7.50%, 02/15/2020	$2,975	$3,206
4.88%, 05/15/2023	$3,527	$3,456				$7,960
5.88%, 04/15/2021	1,168	1,238
6.13%, 07/15/2022	3,816	4,064		Retail - 3.84%
Atlas Pipeline Partners LP / Atlas Pipeline				AmeriGas Finance LLC/AmeriGas Finance
Finance Corp				Corp
4.75%, 11/15/2021	775	715		6.75%, 05/20/2020	3,250	3,551
5.88%, 08/01/2023	729	698		7.00%, 05/20/2022	4,238	4,609
Crestwood Midstream Partners LP / Crestwood				AmeriGas Partners LP/AmeriGas Finance
Midstream Finance Corp				Corp
6.13%, 03/01/2022(d)	727	742		6.25%, 08/20/2019	1,125	1,201
El Paso LLC				Claire's Stores Inc
				6.13%, 03/15/2020(d)	728	684
7.80%, 08/01/2031	1,060	1,099		8.88%, 03/15/2019	4,322	4,192
Energy Transfer Equity LP				9.00%, 03/15/2019 (d)	1,527	1,600
5.88%, 01/15/2024	1,150	1,138
7.50%, 10/15/2020	1,765	1,988		CST Brands Inc
Genesis Energy LP / Genesis Energy Finance				5.00%, 05/01/2023	1,535	1,474
Corp				Ferrellgas LP / Ferrellgas Finance Corp
5.75%, 02/15/2021	725	736		6.50%, 05/01/2021	1,763	1,816
				6.75%, 01/15/2022(d)	3,610	3,718
7.88%, 12/15/2018	625	675
Holly Energy Partners LP / Holly Energy				Gymboree Corp/The
Finance Corp				9.13%, 12/01/2018	310	276
8.25%, 03/15/2018(b)	500	523		L Brands Inc
Kinder Morgan Inc/DE				5.63%, 02/15/2022	805	817
5.00%, 02/15/2021(d)	484	480		5.63%, 10/15/2023	2,220	2,223
5.63%, 11/15/2023(d)	484	477		6.63%, 04/01/2021	297	324
MarkWest Energy Partners LP / MarkWest				8.50%, 06/15/2019	1,500	1,811
Energy Finance Corp				Michaels FinCo Holdings LLC / Michaels
4.50%, 07/15/2023	3,624	3,416		FinCo Inc
				7.50%, PIK 8.25%, 08/01/2018(d),(f)	1,670	1,712
5.50%, 02/15/2023	1,500	1,507		Neebo Inc
6.25%, 06/15/2022	569	610		15.00%, 06/30/2016(d)	328	342
6.75%, 11/01/2020	865	941		Neiman Marcus Group LTD Inc
Regency Energy Partners LP / Regency Energy				8.00%, 10/15/2021 (d)	1,029	1,078
Finance Corp
4.50%, 11/01/2023	1,230	1,121		New Albertsons Inc
5.50%, 04/15/2023	1,675	1,633		6.63%, 06/01/2028	66	46
6.50%, 07/15/2021	1,250	1,328		7.45%, 08/01/2029	930	746
6.88%, 12/01/2018	2,565	2,745		7.75%, 06/15/2026	735	595
Sabine Pass Liquefaction LLC				8.00%, 05/01/2031	1,002	824
5.63%, 02/01/2021(d)	411	410		8.70%, 05/01/2030	95	81
5.63%, 04/15/2023(d)	2,674	2,540		Party City Holdings Inc
6.25%, 03/15/2022(d)	560	561		8.88%, 08/01/2020	1,380	1,535
SemGroup Corp				PC Nextco Holdings LLC / PC Nextco Finance
7.50%, 06/15/2021(d)	484	515		Inc
				8.75%, PIK 9.50%, 08/15/2019(d),(f)	517	533
Targa Resources Partners LP / Targa				Radio Systems Corp
Resources Partners Finance Corp				8.38%, 11/01/2019 (d)	1,712	1,885
6.38%, 08/01/2022	800	844		Real Mex Restaurants Inc
6.88%, 02/01/2021	250	267		11.00%, PIK 0.66%, 03/21/2016(b),(c),(f)	178	178
Tesoro Logistics LP / Tesoro Logistics Finance
Corp				Rite Aid Corp
5.88%, 10/01/2020	473	485		6.75%, 06/15/2021	750	791
5.88%, 10/01/2020(d)	703	721		8.00%, 08/15/2020	4,243	4,763
6.13%, 10/15/2021	775	796		9.25%, 03/15/2020	1,430	1,632
		$38,469		Sally Holdings LLC / Sally Capital Inc
				5.50%, 11/01/2023	742	731
Real Estate - 0.14%				Sears Holdings Corp
Mattamy Group Corp				6.63%, 10/15/2018	10,508	9,470
6.50%, 11/15/2020(d)	611	606		Serta Simmons Holdings LLC
Realogy Group LLC				8.13%, 10/01/2020(d)	452	489
7.63%, 01/15/2020(d)	1,460	1,632		Suburban Propane Partners LP/Suburban
		$2,238		Energy Finance Corp
				7.38%, 08/01/2021	797	871
REITS- 0.50%				7.50%, 10/01/2018	2,652	2,831
Crown Castle International Corp				Tops Holding Corp / Tops Markets LLC
5.25%, 01/15/2023	1,056	1,047		8.88%, 12/15/2017(d)	1,055	1,153
DuPont Fabros Technology LP				Wok Acquisition Corp
5.88%, 09/15/2021	617	640		10.25%, 06/30/2020(d)	721	783
Omega Healthcare Investors Inc						$61,365
6.75%, 10/15/2022	2,840	3,067

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Semiconductors - 0.56%				Telecommunications (continued)
Advanced Micro Devices Inc				Embarq Corp
7.75%, 08/01/2020	$705	$701		8.00%, 06/01/2036	$3,484	$3,617
Amkor Technology Inc				Frontier Communications Corp
6.38%, 10/01/2022	2,646	2,706		7.13%, 01/15/2023	248	245
6.63%, 06/01/2021	206	215		7.63%, 04/15/2024	1,208	1,199
Freescale Semiconductor Inc				8.25%, 05/01/2014	2	2
5.00%, 05/15/2021(d)	205	203		8.50%, 04/15/2020	210	235
6.00%, 01/15/2022(d)	1,764	1,835		8.75%, 04/15/2022	220	240
8.05%, 02/01/2020	2,367	2,574		9.00%, 08/15/2031	4,608	4,608
NXP BV / NXP Funding LLC				9.25%, 07/01/2021	750	859
3.50%, 09/15/2016(d)	200	204		Goodman Networks Inc
5.75%, 02/15/2021(d)	297	307		12.13%, 07/01/2018(d)	403	427
5.75%, 03/15/2023(d)	232	232		12.13%, 07/01/2018	1,090	1,155
		$8,977		Hughes Satellite Systems Corp
				6.50%, 06/15/2019	1,735	1,887
Software - 2.43%				Intelsat Jackson Holdings SA
Activision Blizzard Inc				5.50%, 08/01/2023(d)	4,440	4,241
5.63%, 09/15/2021(d)	1,990	2,060		6.63%, 12/15/2022(d)	1,400	1,445
6.13%, 09/15/2023(d)	610	636
Audatex North America Inc				6.63%, 12/15/2022	1,980	2,044
6.00%, 06/15/2021 (d)	807	841		7.25%, 10/15/2020	1,570	1,703
6.13%, 11/01/2023(d)	96	99		7.50%, 04/01/2021	650	716
First Data Corp				8.50%, 11/01/2019	2,490	2,702
6.75%, 11/01/2020(d)	1,347	1,418		Intelsat Luxembourg SA
				7.75%, 06/01/2021(d)	4,381	4,698
7.38%, 06/15/2019(d)	2,405	2,567		8.13%, 06/01/2023(d)	2,924	3,166
8.25%, 01/15/2021(d)	2,248	2,383
8.75%, PIK 10.00%, 01/15/2022(d),(f)	1,145	1,219		Level 3 Communications Inc
11.75%, 08/15/2021(d)	831	854		8.88%, 06/01/2019	630	690
12.63%, 01/15/2021	8,587	10,004		11.88%, 02/01/2019	3,099	3,564
11.75%, 08/15/2021 (d)	3,665	3,766		Level 3 Financing Inc
				3.85%, 01/15/2018(d),(e)	230	233
10.63%, 06/15/2021(d)	2,645	2,883		6.13%, 01/15/2021(d)	2,003	2,048
11.25%, 01/15/2021(d)	3,217	3,547
First Data Holdings Inc				7.00%, 06/01/2020	997	1,059
14.50%, PIK 14.50%, 09/24/2019(d),(f)	1,245	1,152		8.13%, 07/01/2019	5,755	6,316
Healthcare Technology Intermediate Inc				8.63%, 07/15/2020	2,475	2,766
7.38%, PIK 8.13%, 09/01/2018 (d),(f)	1,565	1,617		9.38%, 04/01/2019	5,452	6,079
				MetroPCS Wireless Inc
IMS Health Inc				6.25%, 04/01/2021(d)	2,445	2,540
6.00%, 11/01/2020(d)	823	872
				6.63%, 11/15/2020	1,679	1,775
Sophia LP / Sophia Finance Inc				6.63%, 04/01/2023(d)	1,424	1,477
9.75%, 01/15/2019(d)	2,555	2,830
				NII Capital Corp
		$38,748		7.63%, 04/01/2021	2,051	866
Telecommunications - 11.55%				8.88%, 12/15/2019	1,445	672
Alcatel-Lucent USA Inc				NII International Telecom SCA
4.63%, 07/01/2017(d)	387	386		7.88%, 08/15/2019(d)	236	177
6.45%, 03/15/2029	742	668		11.38%, 08/15/2019(d)	873	725
6.75%, 11/15/2020(d)	897	919		Nokia OYJ
Altice Financing SA				5.38%, 05/15/2019	617	638
6.50%, 01/15/2022(d)	478	485		6.63%, 05/15/2039	216	215
7.88%, 12/15/2019(d)	262	284		Qwest Capital Funding Inc
Altice Finco SA				6.88%, 07/15/2028	159	147
8.13%, 01/15/2024(d)	200	209		7.75%, 02/15/2031	1,250	1,209
9.88%, 12/15/2020(d)	200	224		Qwest Corp
Avaya Inc				6.88%, 09/15/2033	4,206	4,069
7.00%, 04/01/2019(d)	480	474		7.25%, 09/15/2025	310	339
9.00%, 04/01/2019(d)	900	934		SBA Telecommunications Inc
10.50%, 03/01/2021(d)	708	655		5.75%, 07/15/2020	1,280	1,331
CenturyLink Inc				SoftBank Corp
6.45%, 06/15/2021	4,080	4,248		4.50%, 04/15/2020(d)	1,988	1,956
6.75%, 12/01/2023	895	906		Sprint Capital Corp
Cincinnati Bell Inc				6.88%, 11/15/2028	2,465	2,354
8.38%, 10/15/2020	346	373		8.75%, 03/15/2032	4,408	4,771
8.75%, 03/15/2018	292	306		Sprint Communications Inc
Citizens Communications Co				6.00%, 12/01/2016	3,475	3,762
7.13%, 03/15/2019	340	369		6.00%, 11/15/2022	1,500	1,474
Clearwire Communications LLC/Clearwire				7.00%, 03/01/2020(d)	884	997
Finance Inc				7.00%, 08/15/2020	3,770	4,062
14.75%, 12/01/2016(d)	1,240	1,662		9.00%, 11/15/2018(d)	3,261	3,938
Cricket Communications Inc				11.50%, 11/15/2021	374	490
7.75%, 10/15/2020	1,905	2,162

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Telecommunications (continued)				Trucking & Leasing - 0.04%
Sprint Corp				Jurassic Holdings III Inc
7.13%, 06/15/2024(d)	$4,193	$4,214		6.88%, 02/15/2021(d),(g)	$571	$574
7.25%, 09/15/2021(d)	9,562	10,303
7.88%, 09/15/2023(d)	3,674	3,922		TOTAL BONDS		$1,389,386
Syniverse Holdings Inc					Principal
9.13%, 01/15/2019	1,030	1,124		CONVERTIBLE BONDS - 0.05%	Amount (000's)	Value(000	's)
T-Mobile USA Inc
5.25%, 09/01/2018(d)	467	493		Diversified Financial Services - 0.05%
6.13%, 01/15/2022	1,197	1,224		Somerset Cayuga Holding Co Inc
				20.00%, PIK 20.00%, 06/15/2017(b),(d),(f)	366	869
6.46%, 04/28/2019	3,568	3,756
6.50%, 01/15/2024	1,407	1,436
6.54%, 04/28/2020	3,470	3,674		Retail - 0.00%
6.63%, 04/28/2021	3,690	3,884		Real Mex Restaurants Inc
6.73%, 04/28/2022	4,336	4,552		1.12%, PIK 1.12%, 03/21/2018(b),(c),(f)	81	—
6.84%, 04/28/2023	1,490	1,555
tw telecom holdings inc				TOTAL CONVERTIBLE BONDS		$869
5.38%, 10/01/2022	3,910	3,871		SENIOR FLOATING RATE INTERESTS -	Principal
UPCB Finance III Ltd				7.47%	Amount (000's)	Value(000	's)
6.63%, 07/01/2020(d)	1,665	1,765
UPCB Finance V Ltd				Advertising - 0.35%
7.25%, 11/15/2021(d)	695	751		inVentiv Health Inc, Term Loan B
UPCB Finance VI Ltd				7.50%, 08/04/2016(e)	$1,183	$1,178
6.88%, 01/15/2022(d)	1,140	1,220		RH Donnelley Inc, Term Loan
Vimpel Communications Via VIP Finance				9.75%, 10/24/2014(e)	378	234
Ireland Ltd OJSC				9.75%, 10/24/2014(e)	437	271
7.75%, 02/02/2021(d)	900	970		Vertis Inc, Term Loan EXIT
VimpelCom Holdings BV				0.00%, 12/31/2015(a),(b),(e)	1,359	24
4.25%, 06/29/2014(d),(e)	500	502		Visant Corp, Term Loan
5.20%, 02/13/2019(d)	200	198		5.25%, 12/22/2016(e)	3,878	3,833
7.50%, 03/01/2022(d)	750	779				$5,540
Virgin Media Finance PLC				Aerospace & Defense - 0.04%
8.38%, 10/15/2019	444	480		Ducommun Inc, Term Loan B1
Virgin Media Secured Finance PLC				4.75%, 06/30/2017(e)	593	595
5.38%, 04/15/2021(d)	1,090	1,093
Wind Acquisition Finance SA
7.25%, 02/15/2018(d)	1,349	1,413		Automobile Manufacturers - 0.16%
11.75%, 07/15/2017(d)	1,075	1,134		Chrysler Group LLC, Term Loan B
Windstream Corp				3.50%, 05/24/2017(e)	1,249	1,251
6.38%, 08/01/2023	1,220	1,135		Navistar Inc, Term Loan B
7.50%, 06/01/2022	1,495	1,521		5.75%, 08/16/2017(e)	852	863
7.75%, 10/15/2020	980	1,039		Wabash National Corp, Term Loan B
7.75%, 10/01/2021	5,220	5,481		4.50%, 05/04/2019(e)	335	337
7.88%, 11/01/2017	6,515	7,444		5.75%, 05/08/2019(e)	67	67
8.13%, 09/01/2018	275	294				$2,518

		$184,419		Automobile Parts & Equipment - 0.04%
Transportation - 0.44%				Remy International Inc, Term Loan B
Bluewater Holding BV				4.25%, 02/28/2020(e)	722	725
10.00%, 12/10/2019(d)	1,500	1,519
Martin Midstream Partners LP / Martin				Chemicals - 0.17%
Midstream Finance Corp				Axalta Coating Systems US Holdings Inc,
7.25%, 02/15/2021	543	562		Term Loan B2
Navios Maritime Acquisition Corp / Navios				4.75%, 01/18/2020(e)	1,087	1,096
Acquisition Finance US Inc				4.75%, 02/01/2020(e)	777	783
8.13%, 11/15/2021(d)	295	301
				AZ Chem US Inc, Term Loan B
Navios South American Logistics Inc / Navios				5.25%, 12/19/2017(e)	305	308
Logistics Finance US Inc				OCI Beaumont LLC, Term Loan B2
9.25%, 04/15/2019	1,429	1,531		6.25%, 08/13/2019(e)	214	218
syncreon Group BV / syncreon Global Finance				Tronox Pigments BV, Term Loan B
US Inc				4.50%, 02/08/2018(e)	126	128
8.63%, 11/01/2021(d)	292	302
				4.50%, 03/13/2020(e)	146	147
Teekay Corp						$2,680
8.50%, 01/15/2020	705	780
Ultrapetrol Bahamas Ltd				Coal- 0.30%
8.88%, 06/15/2021	1,459	1,568		Arch Coal Inc, Term Loan
World Wide Supply AS				6.25%, 05/14/2018(e)	1,985	1,964
7.75%, 05/26/2017(c),(d)	410	410		6.25%, 05/14/2018(e)	774	766
		$6,973		Peabody Energy Corp, Term Loan B
				4.25%, 09/20/2020(e)	2,101	2,112
						$4,842

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Commercial Services - 0.08%			Food (continued)
Ceridian Corp, Term Loan B			Dole Food Co Inc, Term Loan B (continued)
4.41%, 05/31/2017(e)	$217	$218	4.50%, 12/01/2018(e)	$172	$173
Harland Clarke Holdings Corp, Term Loan B			4.50%, 12/01/2018(e)	172	173
5.50%, 04/01/2014(e)	195	196	4.50%, 12/01/2018(e)	172	174
5.50%, 04/01/2014(e)	82	82	4.50%, 12/01/2018(e)	172	174
5.50%, 06/27/2014(e)	357	359	4.50%, 12/01/2018(e)	172	174
Sourcehov LLC, Term Loan			4.50%, 12/01/2018(e)	172	174
8.75%, 04/30/2019(e)	231	234	High Liner Foods Inc, Term Loan
St George's University, Term Loan			4.75%, 12/19/2017(e)	7	7
8.50%, 12/14/2017(e)	217	219	4.75%, 12/31/2017(e)	305	304
		$1,308	HJ Heinz Co, Term Loan B2
			0.00%, 06/05/2020(e),(h)	1,975	1,993
Computers - 0.02%			SUPERVALU Inc, Term Loan
CDW LLC, Term Loan B			5.00%, 03/21/2019(e)	2,822	2,838
3.25%, 04/30/2020(e)	298	298
					$6,377

			Healthcare - Services - 0.22%
Consumer Products - 0.10%			CHS/Community Health Systems Inc, Term
Dell International LLC, Term Loan B
4.50%, 03/24/2020(e)	1,591	1,583	Loan D
			0.00%, 01/27/2021(e),(h)	1,365	1,379
5.75%, 03/24/2020(e)	4	4
			United Surgical Partners International Inc,
		$1,587	Term Loan B
Diversified Financial Services - 0.12%			4.75%, 04/03/2019(e)	2,144	2,155
Sears Roebuck Acceptance Corp, Term Loan					$3,534
B
5.50%, 06/30/2018(e)	1,175	1,176	Lodging - 1.09%
Walter Investment Management Corp, Term			Caesars Entertainment Operating Co Inc, Term
			Loan B6
Loan			5.49%, 01/28/2018(e)	3,249	3,121
0.00%, 11/15/2017(e),(h)	45	46
4.75%, 12/11/2020(e)	675	680	CityCenter Holdings LLC, Term Loan B
			5.00%, 10/09/2020(e)	5,600	5,663
		$1,902	Hilton Worldwide Finance LLC, Term Loan
Electric - 0.33%			B
Texas Competitive Electric Holdings Co LLC,			3.75%, 09/23/2020(e)	4,289	4,314
Term Loan EXT			3.75%, 09/23/2020(e)	405	408
4.66%, 10/10/2017(e)	528	367	3.75%, 10/26/2020(e)	147	148
4.74%, 10/10/2017(e)	1,392	968	Intrawest Operations Group LLC, Term Loan
4.74%, 10/10/2017(e)	2,318	1,613	B
Texas Competitive Electric Holdings Co LLC,			5.50%, 11/26/2020(e)	220	223
Term Loan NONEXT			ROC Finance LLC, Term Loan B
3.66%, 10/10/2014(e)	413	290	5.00%, 03/27/2019(e)	803	784
3.74%, 10/10/2014(e)	1,114	782	Station Casinos LLC, Term Loan B
3.74%, 10/10/2014(e)	1,862	1,308	5.00%, 02/25/2018(e)	1,092	1,102
		$5,328	5.00%, 02/25/2020(e)	1,667	1,683
					$17,446
Entertainment - 0.56%
American Casino & Entertainment Properties			Media- 1.02%
LLC, REV Term Loan			Clear Channel Communications Inc, Term
11.25%, 07/02/2018(e)	380	380	Loan B
American Casino & Entertainment Properties			3.82%, 01/29/2016(e)	1,958	1,907
LLC, Term Loan B			Clear Channel Communications Inc, Term
6.00%, 07/02/2019(e)	572	579	Loan B-NEW
Graton Economic Development Authority,			3.81%, 01/29/2016(e)	1,968	1,917
Term Loan B			7.66%, 01/29/2016(e)	1,776	1,730
9.00%, 08/14/2018(e)	325	342	Clear Channel Communications Inc, Term
9.00%, 08/14/2018(e)	2,999	3,154	Loan D-EXT
Mohegan Tribal Gaming Authority, Term			6.91%, 01/23/2019(e)	1,772	1,719
Loan			6.92%, 01/22/2019(e)	1,124	1,090
5.50%, 11/19/2019(e)	370	376	Clear Channel Communications Inc, Term
5.50%, 11/19/2019(e)	3,230	3,281	Loan E
Shingle Springs Tribal Gaming Authority,			7.67%, 07/30/2019(e)	1,767	1,759
Term Loan B			Hubbard Broadcasting Inc, Term Loan B
6.25%, 08/22/2019(e)	596	606	4.50%, 04/29/2019(e)	413	415
WMG Acquisition Corp, Term Loan B			McGraw-Hill Global Education Holdings
3.75%, 07/20/2020(e)	209	210	LLC, Term Loan
		$8,928	9.00%, 03/18/2019(e)	400	407
			Radio One Inc, Term Loan B
Food- 0.40%			7.50%, 03/25/2016(e)	1,554	1,590
Dole Food Co Inc, Term Loan B			Tribune Co, Term Loan B
4.50%, 10/25/2018(e)	105	106	0.00%, 11/20/2020(e),(h)	800	798
4.50%, 12/01/2018(e)	86	87

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2014 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)

Media (continued)			Semiconductors - 0.06%
Univision Communications Inc, Term Loan			Freescale Semiconductor Inc, Term Loan B4
C3			5.00%, 01/30/2020(e)	$571	$575
4.00%, 03/01/2020(e)	$382	$384	Freescale Semiconductor Inc, Term Loan B5
4.00%, 03/01/2020(e)	1,222	1,226	5.00%, 01/15/2021(e)	419	424
Univision Communications Inc, Term Loan					$999
C4
4.00%, 03/01/2020(e)	1,262	1,269	Software - 0.31%
		$16,211	Ellucian Inc, Term Loan B
			4.50%, 07/19/2018(e)	1,690	1,706
Mining - 0.00%			First Data Corp, Term Loan
Noranda Aluminum Acquisition Corp, Term			4.16%, 03/24/2017(e)	1,546	1,545
Loan B			First Data Corp, Term Loan B
5.75%, 02/24/2019(e)	2	2	4.16%, 09/30/2018(e)	574	574
			RP Crown Parent LLC, Term Loan B
			6.00%, 12/21/2018(e)	1,170	1,181
Oil & Gas - 0.85%
Alon USA Partners LP, Term Loan B					$5,006
9.25%, 11/13/2018(e)	143	148	Telecommunications - 0.32%
Chesapeake Energy Corp, Term Loan B			Alcatel-Lucent USA Inc, Term Loan C
5.75%, 12/02/2017(e)	8,418	8,607	5.75%, 01/29/2019(e)	715	721
Fieldwood Energy LLC, Term Loan			Altice Financing SA, Delay-Draw Term Loan
8.38%, 09/30/2020(e)	1,615	1,658	DD
MEG Energy Corp, Term Loan B			5.50%, 07/03/2019(e)	117	119
3.75%, 03/31/2020(e)	585	590	5.50%, 07/03/2019(e)	61	62
Rice Drilling B LLC, Term Loan			5.50%, 07/15/2019(e)	71	72
8.50%, 10/11/2018(e)	261	265	5.50%, 07/15/2019(e)	451	459
Sabine Oil & Gas LLC, Term Loan			Cincinnati Bell Inc, Term Loan B
8.75%, 01/18/2018(e)	667	675	4.00%, 08/09/2020(e)	147	147
Shelf Drilling Midco Ltd, PIK Term Loan B			4.00%, 08/09/2020(e)	146	146
10.00%, PIK 0.75%, 10/08/2018(e),(f)	460	466	4.00%, 08/20/2020(e)	147	147
Vantage Energy LLC, Term Loan			Cricket Communications Inc, Delay-Draw
8.50%, 12/27/2018(e)	428	429	Term Loan C-DD
Wildhorse Resources LLC, Term Loan			4.75%, 03/01/2020(e)	533	534
7.50%, 04/28/2019(e)	664	671	Integra Telecom Holdings Inc, Term Loan
		$13,509	5.25%, 02/22/2019(e)	1,226	1,240
			Level 3 Financing Inc, Term Loan BI
Oil & Gas Services - 0.03%			3.95%, 01/15/2020(e)	1,115	1,122
Stallion Oilfield Holdings Inc, Term Loan
8.00%, 06/11/2018(e)	485	493	UPC Financing Partnership, Term Loan AH
			3.25%, 06/10/2021(e)	310	311
					$5,080
Pharmaceuticals - 0.09%
Aptalis Pharma Inc, Term Loan B			Transportation - 0.04%
6.00%, 10/02/2020(e)	711	713	Navios Maritime Partners LP, Term Loan B
6.00%, 10/02/2020(e)	656	658	5.25%, 10/18/2020(e)	618	631
		$1,371	TOTAL SENIOR FLOATING RATE INTERESTS		$119,171
Real Estate - 0.24%				Maturity
Realogy Group LLC, Term Loan B			REPURCHASE AGREEMENTS - 3.09%	Amount (000's)	Value (000's)
4.50%, 10/10/2016(e)	3,796	3,821
			Banks- 3.09%
			Investment in Joint Trading Account; Barclays $	6,236	$6,236
Retail - 0.53%			Bank PLC Repurchase Agreement; 0.02%
Gymboree Corp/The, Term Loan			dated 01/31/2014 maturing 02/03/2014
5.00%, 02/11/2018(e)	3,027	2,738	(collateralized by US Government
5.00%, 02/23/2018(e)	81	73	Securities; $6,360,700; 0.25% - 1.50%;
JC Penney Corp Inc, Term Loan			dated 03/31/15 - 01/31/19)
6.00%, 05/21/2018(e)	2,590	2,510	Investment in Joint Trading Account; Credit	16,855	16,855
Rite Aid Corp, Term Loan 1			Suisse Repurchase Agreement; 0.01%
5.75%, 08/21/2020(e)	320	327	dated 01/31/2014 maturing 02/03/2014
Rite Aid Corp, Term Loan 2			(collateralized by US Government
4.88%, 06/11/2021(e)	1,889	1,919	Securities; $17,192,061; 0.00% - 11.25%;
Serta Simmons Holdings LLC, Term Loan B			dated 02/15/15 - 02/15/41)
4.25%, 09/19/2019(e)	353	356	Investment in Joint Trading Account; Deutsche	17,817	17,817
4.25%, 10/01/2019(e)	132	133	Bank Repurchase Agreement; 0.02% dated
4.25%, 10/01/2019(e)	256	258	01/31/2014 maturing 02/03/2014
4.25%, 10/01/2019(e)	34	34	(collateralized by US Government
4.25%, 10/01/2019(e)	34	34	Securities; $18,173,426; 0.00% - 7.13%;
4.25%, 10/01/2019(e)	30	30	dated 02/25/14 - 05/04/37)
4.25%, 10/01/2019(e)	27	28
		$8,440

See accompanying notes

Schedule of Investments High Yield Fund I January 31, 2014 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$8,477	$8,477
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $8,646,189; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
		$49,385
TOTAL REPURCHASE AGREEMENTS		$49,385
Total Investments		$1,572,355
Other Assets in Excess of Liabilities, Net - 1.50%		$23,886
TOTAL NET ASSETS - 100.00%		$1,596,241

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $4,943 or 0.31% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $451,094 or 28.26% of net assets.
(e)	Variable Rate. Rate shown is in effect at January 31, 2014.
(f)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after January 31, 2014, at which time the interest rate will be determined.

Portfolio Summary (unaudited)
Sector		Percent
Communications		20.65%
Consumer, Non-cyclical		17.20%
Energy		14.40%
Consumer, Cyclical		13.74%
Financial		13.46%
Industrial		6.16%
Basic Materials		4.71%
Technology		4.29%
Utilities		3.83%
Diversified		0.06%
Other Assets in Excess of Liabilities, Net		1.50%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
British Pound Sterling	Westpac Banking Corp	02/24/2014	353,000	$576	$580	$(4)
Total						$(4)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Computers - 0.00%				BONDS (continued)	Amount (000's)	Value(000	's)
SONICblue Inc (a),(b)	9,825,000	$—		Banks (continued)
				US Bancorp/MN (continued)
Diversified Financial Services - 0.00%				2.95%, 07/15/2022	$5,000	$4,767
Adelphia Recovery Trust (a),(b),(c)	658,740	5		3.00%, 03/15/2022	2,000	1,968
				4.13%, 05/24/2021	3,000	3,239
				US Bank NA/Cincinnati OH
Transportation - 0.00%				4.95%, 10/30/2014	6,000	6,209
Trailer Bridge Inc (a),(b)	7,120	—		Wells Fargo & Co
				4.63%, 04/15/2014	11,000	11,092
TOTAL COMMON STOCKS		$5		7.98%, 12/31/2049(e)	15,000	16,913
	Principal					$220,774
BONDS- 69.84%	Amount (000's)	Value(000	's)	Beverages - 1.54%
Airlines - 0.00%				Anheuser-Busch InBev Worldwide Inc
UAL 1991 Equipment Trust AB				2.50%, 07/15/2022	9,000	8,495
0.00%, 07/05/2014(a),(b)	$3,032	$—		7.75%, 01/15/2019	10,000	12,551
				Innovation Ventures LLC / Innovation
				Ventures Finance Corp
Automobile Floor Plan Asset Backed Securities - 2.37%				9.50%, 08/15/2019(f)	18,000	17,415
Ally Master Owner Trust
0.00%, 01/15/2019(a),(d),(e)	5,000	5,000				$38,461
0.61%, 04/15/2018(e)	13,000	13,029		Biotechnology - 1.34%
CNH Wholesale Master Note Trust				Amgen Inc
0.76%, 08/15/2019(e),(f)	13,000	13,016		3.63%, 05/15/2022	4,500	4,575
Ford Credit Floorplan Master Owner Trust A				3.88%, 11/15/2021	13,000	13,542
0.54%, 01/15/2018(e)	14,000	14,020		Gilead Sciences Inc
Nissan Master Owner Trust Receivables				4.40%, 12/01/2021	14,000	15,195
0.46%, 02/15/2018(e)	14,000	13,997				$33,312
		$59,062		Chemicals - 1.17%
Automobile Manufacturers - 0.16%				Airgas Inc
General Motors Co				1.65%, 02/15/2018	6,000	5,924
4.88%, 10/02/2023(f)	4,000	4,050		2.38%, 02/15/2020	7,000	6,732
				4.50%, 09/15/2014	5,000	5,117
Banks- 8.85%				Axiall Corp
				4.88%, 05/15/2023(f)	2,500	2,381
Bank of America Corp				Eagle Spinco Inc
5.00%, 01/15/2015	3,000	3,120		4.63%, 02/15/2021 (f)	9,250	9,042
5.42%, 03/15/2017	5,000	5,505
6.50%, 07/15/2018	2,000	2,355				$29,196
6.75%, 06/01/2028	2,000	2,329		Commercial Services - 1.67%
8.00%, 12/29/2049(e)	4,000	4,425		Ceridian Corp
8.13%, 12/29/2049(e)	10,000	11,126		11.25%, 11/15/2015(e)	20,000	20,100
Citigroup Inc				ERAC USA Finance LLC
3.95%, 06/15/2016	3,000	3,195		3.30%, 10/15/2022(f)	2,000	1,920
4.50%, 01/14/2022	4,000	4,242		4.50%, 08/16/2021(f)	6,000	6,388
5.85%, 08/02/2016	12,000	13,366		6.38%, 10/15/2017(f)	4,000	4,638
Goldman Sachs Group Inc/The				7.00%, 10/15/2037(f)	7,000	8,623
3.63%, 02/07/2016	5,000	5,242				$41,669
3.63%, 01/22/2023	4,000	3,904
5.25%, 07/27/2021	13,000	14,256		Computers - 0.48%
5.35%, 01/15/2016	2,000	2,162		Apple Inc
ING Bank NV				2.40%, 05/03/2023	13,000	11,902
3.75%, 03/07/2017(f)	5,000	5,313
4.00%, 03/15/2016(f)	7,000	7,398		Diversified Financial Services - 4.63%
JP Morgan Chase & Co				American Honda Finance Corp
3.25%, 09/23/2022	5,000	4,847		0.74%, 10/07/2016(e)	4,500	4,531
5.13%, 09/15/2014	12,000	12,327		1.60%, 02/16/2018(f)	10,000	9,990
7.90%, 04/29/2049(e)	7,000	7,743		3.80%, 09/20/2021(f)	10,000	10,523
Morgan Stanley				DVI Inc
3.80%, 04/29/2016	4,000	4,228		0.00%, 02/01/2004(a),(b),(c)	8,125	569
4.75%, 04/01/2014	5,000	5,030		0.00%, 02/01/2004(a),(b),(c)	400	28
4.88%, 11/01/2022	2,000	2,078		Ford Motor Credit Co LLC
5.50%, 07/28/2021	5,000	5,637		3.98%, 06/15/2016	20,000	21,230
PNC Bank NA				General Electric Capital Corp
2.95%, 01/30/2023	5,000	4,739		1.24%, 03/15/2023(e)	13,000	12,944
PNC Financial Services Group Inc/The				4.65%, 10/17/2021	9,000	9,867
6.75%, 07/29/2049(e)	18,000	18,945		5.30%, 02/11/2021	2,000	2,251
SunTrust Bank/Atlanta GA				International Lease Finance Corp
2.75%, 05/01/2023	15,000	13,942		8.63%, 01/15/2022	3,000	3,563
US Bancorp/MN				8.75%, 03/15/2017(e)	13,000	15,145
1.65%, 05/15/2017	9,000	9,132

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Diversified Financial Services (continued)				Healthcare - Services - 1.45%
Jefferies Finance LLC / JFIN Co-Issuer Corp				HCA Inc
7.38%, 04/01/2020(f)	$3,750	$3,928		5.88%, 05/01/2023	$4,500	$4,584
Jefferies Group LLC				7.50%, 02/15/2022	3,000	3,386
5.13%, 04/13/2018	5,000	5,468		7.50%, 11/06/2033	1,700	1,709
5.13%, 01/20/2023	1,500	1,555		HealthSouth Corp
6.25%, 01/15/2036	9,000	8,921		7.25%, 10/01/2018	1,620	1,721
8.50%, 07/15/2019	4,000	4,924		7.75%, 09/15/2022	4,948	5,430
		$115,437		MultiPlan Inc
				9.88%, 09/01/2018(f)	6,000	6,510
Electric - 7.78%				Vantage Oncology LLC / Vantage Oncology
Exelon Generation Co LLC				Finance Co
6.20%, 10/01/2017	14,000	15,835		9.50%, 06/15/2017(f)	12,500	12,813
6.25%, 10/01/2039	3,000	3,108				$36,153
GenOn Americas Generation LLC
8.50%, 10/01/2021	12,500	12,437		Insurance - 3.15%
GenOn Energy Inc				Berkshire Hathaway Inc
9.88%, 10/15/2020	6,500	6,857		3.00%, 02/11/2023	5,000	4,828
LG&E and KU Energy LLC				3.75%, 08/15/2021	5,000	5,259
3.75%, 11/15/2020	5,000	5,201		Farmers Insurance Exchange
4.38%, 10/01/2021	5,000	5,269		6.00%, 08/01/2014(f)	6,000	6,126
Metropolitan Edison Co				Fidelity National Financial Inc
3.50%, 03/15/2023(f)	9,000	8,628		5.50%, 09/01/2022	5,000	5,274
Nisource Finance Corp				6.60%, 05/15/2017	12,000	13,506
3.85%, 02/15/2023	2,000	1,983		First American Financial Corp
5.25%, 09/15/2017	2,000	2,238		4.30%, 02/01/2023	20,000	19,468
5.40%, 07/15/2014	5,000	5,112		Prudential Financial Inc
6.13%, 03/01/2022	5,000	5,739		4.50%, 11/16/2021	2,000	2,161
Oncor Electric Delivery Co LLC				5.38%, 06/21/2020	2,000	2,282
7.00%, 09/01/2022	17,000	20,745		7.38%, 06/15/2019	4,000	4,978
PacifiCorp				8.88%, 06/15/2068(e)	12,000	14,582
4.95%, 08/15/2014	5,000	5,117				$78,464
5.25%, 06/15/2035	5,000	5,530
6.25%, 10/15/2037	2,000	2,498		Iron & Steel - 1.64%
PPL Energy Supply LLC				Allegheny Technologies Inc
4.60%, 12/15/2021	11,000	10,917		5.88%, 08/15/2023	7,000	7,206
6.50%, 05/01/2018	3,000	3,378		5.95%, 01/15/2021	16,000	16,867
Solar Star Funding LLC				ArcelorMittal
5.38%, 06/30/2035(f)	15,500	15,118		6.00%, 03/01/2021(e)	16,000	16,720
Southwestern Electric Power Co						$40,793
3.55%, 02/15/2022	12,000	12,028		Leisure Products & Services - 0.85%
5.38%, 04/15/2015	6,500	6,824		Royal Caribbean Cruises Ltd
TransAlta Corp				7.25%, 03/15/2018	5,000	5,725
4.50%, 11/15/2022	18,000	17,781		Seven Seas Cruises S de RL LLC
6.65%, 05/15/2018	4,000	4,575		9.13%, 05/15/2019	14,000	15,470
Tucson Electric Power Co						$21,195
3.85%, 03/15/2023	14,000	13,877
5.15%, 11/15/2021	3,000	3,290		Lodging - 0.74%
		$194,085		Boyd Gaming Corp
				9.13%, 12/01/2018	17,000	18,403
Entertainment - 0.20%
Peninsula Gaming LLC / Peninsula Gaming
Corp				Media- 2.34%
8.38%, 02/15/2018(f)	4,500	4,860		21st Century Fox America Inc
				4.50%, 02/15/2021	5,000	5,463
				6.40%, 12/15/2035	8,000	9,356
Environmental Control - 1.76%				Comcast Corp
ADS Waste Holdings Inc				2.85%, 01/15/2023	10,000	9,441
8.25%, 10/01/2020	21,000	22,575		3.13%, 07/15/2022	2,000	1,950
Republic Services Inc				5.15%, 03/01/2020	2,000	2,269
3.55%, 06/01/2022	6,000	5,950		Historic TW Inc
3.80%, 05/15/2018	2,000	2,146		9.15%, 02/01/2023	5,260	7,152
5.00%, 03/01/2020	12,000	13,332		NBCUniversal Enterprise Inc
		$44,003		0.92%, 04/15/2018(e),(f)	3,000	3,005
Forest Products & Paper - 0.69%				Time Warner Cable Inc
Plum Creek Timberlands LP				4.00%, 09/01/2021	2,000	1,887
3.25%, 03/15/2023	5,000	4,620		4.13%, 02/15/2021	2,000	1,913
4.70%, 03/15/2021	12,000	12,655		5.00%, 02/01/2020	2,000	2,059
		$17,275		6.55%, 05/01/2037	6,000	5,762
				7.30%, 07/01/2038	7,750	8,034
						$58,291

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mining - 0.76%				Pipelines (continued)
Glencore Canada Corp				TransCanada PipeLines Ltd
6.00%, 10/15/2015	$12,000	$12,946		0.93%, 06/30/2016(e)	$5,000	$5,040
Xstrata Finance Canada Ltd				6.10%, 06/01/2040	5,000	5,911
4.25%, 10/25/2022(e),(f)	2,000	1,920		7.25%, 08/15/2038	7,000	9,267
4.95%, 11/15/2021(f)	4,000	4,117				$56,617

		$18,983		Real Estate - 0.91%
Oil & Gas - 6.30%				WEA Finance LLC
BG Energy Capital PLC				4.63%, 05/10/2021(f)	6,000	6,427
2.88%, 10/15/2016(f)	2,000	2,085		WEA Finance LLC / WT Finance Aust Pty
4.00%, 10/15/2021(f)	11,500	11,951		Ltd
BP Capital Markets PLC				6.75%, 09/02/2019(f)	12,000	14,351
2.50%, 11/06/2022	3,000	2,785		WEA Finance LLC / WT Finance Aust Pty Ltd
3.25%, 05/06/2022	4,000	3,957		/ WT Finance NZ Ltd
4.75%, 03/10/2019	14,000	15,794		3.38%, 10/03/2022(f)	2,000	1,942
Linn Energy LLC / Linn Energy Finance						$22,720
Corp
6.50%, 05/15/2019	13,250	13,614		REITS- 9.20%
Nabors Industries Inc				Alexandria Real Estate Equities Inc
5.00%, 09/15/2020	14,000	14,900		3.90%, 06/15/2023	4,000	3,808
5.10%, 09/15/2023(f)	5,000	5,147		4.60%, 04/01/2022	20,500	21,066
Petro-Canada				Arden Realty LP
9.25%, 10/15/2021	8,500	11,477		5.25%, 03/01/2015	8,000	8,325
Phillips 66				BioMed Realty LP
4.30%, 04/01/2022	9,000	9,380		3.85%, 04/15/2016	6,000	6,270
Rowan Cos Inc				4.25%, 07/15/2022	8,000	7,924
4.88%, 06/01/2022	8,000	8,330		6.13%, 04/15/2020	8,000	8,856
5.00%, 09/01/2017	14,000	15,309		CubeSmart LP
Tesoro Corp				4.38%, 12/15/2023	8,000	8,075
5.38%, 10/01/2022	8,750	8,925		4.80%, 07/15/2022	9,000	9,438
W&T Offshore Inc				Duke Realty LP
8.50%, 06/15/2019	18,500	19,795		3.88%, 10/15/2022	3,000	2,894
Whiting Petroleum Corp				4.38%, 06/15/2022	4,000	4,030
5.75%, 03/15/2021	13,000	13,650		8.25%, 08/15/2019	13,000	16,170
		$157,099		HCP Inc
				2.63%, 02/01/2020	5,000	4,835
Oil & Gas Services - 1.84%				3.75%, 02/01/2019	5,000	5,276
Exterran Partners LP / EXLP Finance Corp				5.38%, 02/01/2021	3,000	3,327
6.00%, 04/01/2021	24,000	23,820		6.00%, 03/01/2015	1,750	1,847
Weatherford International Ltd/Bermuda				7.07%, 06/08/2015	2,250	2,425
4.50%, 04/15/2022	6,750	6,851		Health Care REIT Inc
5.13%, 09/15/2020	14,000	15,171		3.75%, 03/15/2023	3,000	2,902
		$45,842		4.50%, 01/15/2024	5,000	5,079
				4.95%, 01/15/2021	3,000	3,234
Other Asset Backed Securities - 0.92%				6.13%, 04/15/2020	2,000	2,293
PFS Financing Corp				6.20%, 06/01/2016	3,000	3,345
0.66%, 04/17/2017(e),(f)	9,000	8,979
0.71%, 02/15/2018(e),(f)	14,000	13,991		Healthcare Realty Trust Inc
				5.75%, 01/15/2021	4,000	4,381
		$22,970		6.50%, 01/17/2017	12,500	14,042
Packaging & Containers - 0.24%				Hospitality Properties Trust
Sealed Air Corp				4.50%, 06/15/2023	5,000	4,938
6.88%, 07/15/2033(f)	6,000	5,880		5.00%, 08/15/2022	14,000	14,500
				Kimco Realty Corp
				6.88%, 10/01/2019	12,000	14,397
Pharmaceuticals - 0.53%				Nationwide Health Properties Inc
AbbVie Inc				6.00%, 05/20/2015	12,000	12,808
2.90%, 11/06/2022	13,750	13,167		Simon Property Group LP
				2.75%, 02/01/2023	7,000	6,564
Pipelines - 2.27%				4.38%, 03/01/2021	3,000	3,238
Buckeye Partners LP				10.35%, 04/01/2019	9,000	12,259
4.15%, 07/01/2023	10,000	9,797		Ventas Realty LP / Ventas Capital Corp
El Paso Natural Gas Co LLC				3.25%, 08/15/2022	8,000	7,583
7.50%, 11/15/2026	9,500	11,860		4.00%, 04/30/2019	3,000	3,190
Express Pipeline LLC						$229,319
7.39%, 12/31/2019(f)	6,234	6,731
				Savings & Loans - 0.59%
Southern Natural Gas Co LLC				First Niagara Financial Group Inc
8.00%, 03/01/2032	4,000	5,345		6.75%, 03/19/2020	3,500	4,060
Tennessee Gas Pipeline Co LLC				7.25%, 12/15/2021	9,000	10,665
8.38%, 06/15/2032	2,000	2,666				$14,725

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2014 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Telecommunications - 1.75%				Federal Home Loan Mortgage Corporation (FHLMC)
Corning Inc				(continued)
				5.00%, 08/01/2039	$9,060	$9,884
4.25%, 08/15/2020	$10,000	$10,962		5.50%, 11/01/2017	593	639
4.75%, 03/15/2042	4,000	4,028
Qwest Corp				5.50%, 01/01/2018	144	153
				5.50%, 05/01/2031	386	426
6.75%, 12/01/2021	19,000	21,213		5.50%, 06/01/2035	1,750	1,916
Verizon Communications Inc
3.65%, 09/14/2018	7,000	7,446		5.50%, 01/01/2036	2,733	3,048
				5.50%, 04/01/2036	2,385	2,665
		$43,649		6.00%, 03/01/2031	85	95
Transportation - 0.79%				6.00%, 05/01/2032	332	366
Navios Maritime Holdings Inc / Navios				6.00%, 06/01/2038	1,189	1,324
Maritime Finance II US Inc				6.50%, 01/01/2029	101	113
7.38%, 01/15/2022(f)	9,000	9,067		6.50%, 05/01/2029	138	154
Trailer Bridge Inc				6.50%, 06/01/2029	171	190
0.00%, 11/15/2015(a),(b)	12,000	—		6.50%, 06/01/2029	85	95
12.25%, 03/31/2017(b),(c),(e)	11,072	10,648		6.50%, 08/01/2029	77	87
		$19,715		7.00%, 01/01/2032	131	148
						$163,537
Trucking & Leasing - 0.93%
Penske Truck Leasing Co Lp / PTL Finance				Federal National Mortgage Association (FNMA) - 11.96%
Corp				3.00%, 03/01/2042	12,296	11,967
3.75%, 05/11/2017(f)	22,000	23,240		3.00%, 03/01/2042	12,169	11,844
				3.00%, 05/01/2042	14,026	13,651
TOTAL BONDS		$1,741,311		3.00%, 06/01/2042	13,332	12,976
	Principal			3.00%, 06/01/2042	13,241	12,887
CONVERTIBLE BONDS - 1.44%	Amount (000's)	Value(000	's)	3.50%, 12/01/2040	10,168	10,326
				3.50%, 01/01/2041	8,204	8,331
Automobile Parts & Equipment - 1.09%				3.50%, 01/01/2041	8,616	8,749
Meritor Inc				3.50%, 12/01/2041	7,606	7,723
7.88%, 03/01/2026(f)	18,750	27,223		3.50%, 01/01/2042	10,755	10,926
				3.50%, 03/01/2042	11,900	12,084
Pharmaceuticals - 0.35%				3.50%, 04/01/2042	15,088	15,322
Omnicare Inc				4.00%, 03/01/2039	6,158	6,455
3.25%, 12/15/2035	3,720	3,985		4.00%, 08/01/2040	6,224	6,522
3.50%, 02/15/2044	4,622	4,807		4.00%, 09/01/2040	11,098	11,643
		$8,792		4.00%, 11/01/2040	4,474	4,690
TOTAL CONVERTIBLE BONDS		$36,015		4.00%, 11/01/2040	7,592	7,957
SENIOR FLOATING RATE INTERESTS -	Principal			4.00%, 10/01/2041	7,825	8,202
0.61%	Amount (000's) Value (000's)			4.00%, 10/01/2041	9,727	10,195
				4.00%, 11/01/2041	21,954	23,013
Entertainment - 0.18%				4.00%, 04/01/2042	13,110	13,741
CCM Merger Inc, Term Loan				4.00%, 08/01/2043	19,641	20,608
5.00%, 02/01/2017(e)	$4,526	$4,588		4.50%, 06/01/2039	4,050	4,344
				4.50%, 08/01/2039	4,272	4,608
				4.50%, 05/01/2040	6,263	6,730
Transportation - 0.43%				5.00%, 01/01/2018	491	526
Trailer Bridge Inc, Term Loan
10.00%, 04/02/2016(b),(c),(e)	10,650	10,650		5.00%, 10/01/2032	587	642
				5.00%, 08/01/2035	5,135	5,610
				5.00%, 04/01/2039	2,308	2,534
TOTAL SENIOR FLOATING RATE INTERESTS		$15,238		5.00%, 12/01/2039	3,289	3,614
U.S. GOVERNMENT & GOVERNMENT	Principal			5.00%, 04/01/2040	6,375	6,966
AGENCY OBLIGATIONS - 22.41%	Amount (000's)	Value(000	's)	5.00%, 06/01/2040	5,515	6,060
Federal Home Loan Mortgage Corporation (FHLMC) -				5.50%, 03/01/2033	464	510
6.56%				5.50%, 02/01/2035	4,716	5,241
3.00%, 10/01/2042	$15,150	$14,716		6.00%, 04/01/2032	149	168
3.00%, 10/01/2042	15,896	15,441		6.50%, 09/01/2028	55	61
3.00%, 11/01/2042	15,869	15,414		6.50%, 11/01/2028	55	61
3.50%, 10/01/2041	9,610	9,736		6.50%, 05/01/2031	27	31
3.50%, 04/01/2042	12,359	12,521		6.50%, 04/01/2032	250	279
3.50%, 04/01/2042	12,247	12,408		6.50%, 05/01/2032	329	369
4.00%, 04/01/2039	7,709	8,085		7.00%, 01/01/2030	5	5
4.50%, 08/01/2033	2,685	2,882				$298,171
4.50%, 08/01/2033	1,308	1,406		Government National Mortgage Association (GNMA) -
4.50%, 08/01/2033	2,345	2,518		0.04%
4.50%, 05/01/2039	5,936	6,352		6.00%, 05/20/2032(e)	667	747
4.50%, 06/01/2039	4,642	4,993		7.00%, 06/20/2031	119	142
4.50%, 07/01/2039	11,878	12,763
4.50%, 12/01/2040	12,343	13,227				$889
5.00%, 08/01/2035	2,306	2,539		U.S. Treasury - 3.85%
5.00%, 11/01/2035	2,299	2,503		0.25%, 01/31/2015	15,000	15,015
5.00%, 10/01/2038	4,407	4,730		0.25%, 07/15/2015	15,000	15,010

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2014 (unaudited)

			Portfolio Summary (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		Sector	Percent
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Financial	32.28%
			Mortgage Securities	18.56%
U.S. Treasury (continued)			Energy	10.41%
0.63%, 12/15/2016	$10,000	$9,994	Utilities	7.78%
0.88%, 02/28/2017	15,000	15,051	Consumer, Non-cyclical	6.88%
1.38%, 11/30/2018	15,000	14,950	Basic Materials	4.26%
1.75%, 05/31/2016	15,000	15,449	Industrial	4.15%
3.13%, 05/15/2021	10,000	10,626	Communications	4.09%
		$96,095	Government	3.85%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Asset Backed Securities	3.29%
OBLIGATIONS		$558,692	Consumer, Cyclical	3.22%
	Maturity		Technology	0.48%
REPURCHASE AGREEMENTS - 4.95%	Amount (000's)	Value (000's)	Other Assets in Excess of Liabilities, Net	0.75%
			TOTAL NET ASSETS	100.00%
Banks - 4.95%
Investment in Joint Trading Account; Barclays $	15,580	$15,580
Bank PLC Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $15,891,571; 0.25% - 1.50%;
dated 03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	42,111	42,111
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $42,952,647; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	44,514	44,514
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $45,404,489; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	21,178	21,178
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $21,601,640; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
		$123,383
TOTAL REPURCHASE AGREEMENTS		$123,383
Total Investments		$2,474,644
Other Assets in Excess of Liabilities, Net - 0.75%		$18,813
TOTAL NET ASSETS - 100.00%		$2,493,457

(a) Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $21,900 or 0.88% of net assets.
(c) Security is Illiquid
(d)	Security purchased on a when-issued basis.
(e)	Variable Rate. Rate shown is in effect at January 31, 2014.
(f)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $304,736 or 12.22% of net assets.

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Diversified Financial Services - 0.00%				BONDS (continued)	Amount (000's)		Value	(000	's)
Rescap Liquidating Trust (a),(b)	20,968	$—		Mortgage Backed Securities (continued)
				WaMu Mortgage Pass-Through Certificates
TOTAL COMMON STOCKS		$—		Series 2006-AR9 Trust
	Principal			0.38%, 08/25/2046(d)		$110		$14
BONDS- 9.83%	Amount (000's)	Value(000	's)					$6,844

Banks- 0.01%				Other Asset Backed Securities - 0.05%
HSBC USA Capital Trust I				Argent Securities Trust 2006-W3
7.81%, 12/15/2026(c)	$100	$101		0.28%, 04/25/2036(d)		34		14
				Asset-Backed Pass-Through Certificates Series
				2004-R2
Home Equity Asset Backed Securities - 0.01%				0.78%, 04/25/2034(d)		222		214
New Century Home Equity Loan Trust 2005-				Countrywide Asset-Backed Certificates
1				1.28%, 12/25/2032(d)		49		42
0.74%, 03/25/2035(d)	55	54
				Fannie Mae Grantor Trust 2004-T9
Option One Mortgage Loan Trust 2005-1				0.32%, 04/25/2035(d)		41		41
1.66%, 02/25/2035(d)	23	1
				Fannie Mae REMIC Trust 2003-W16
Option One Mortgage Loan Trust 2007-CP1				0.46%, 11/25/2033(d)		2		2
0.61%, 03/25/2037(d)	423	—
				Long Beach Mortgage Loan Trust 2004-2
		$55		0.69%, 06/25/2034(d)		139		131
Mortgage Backed Securities - 0.85%								$444
Alternative Loan Trust 2006-OA6				Sovereign - 8.91%
0.42%, 07/25/2046(d)	2	2
Alternative Loan Trust 2007-OA7				Bundesrepublik Deutschland Bundesobligation
0.37%, 05/25/2047 (d)	2,081	671		Inflation Linked Bond
Bear Stearns ALT-A Trust 2007-2				0.75%, 04/15/2018	EUR	3,294		4,649
0.33%, 04/25/2037 (d)	642	377		Canadian Government Bond
CD 2007-CD4 Commercial Mortgage Trust				1.50%, 12/01/2044	CAD	1,202		1,221
0.38%, 12/11/2049 (c),(d)	6,188	60		Deutsche Bundesrepublik Inflation Linked
				Bond
Chase Mortgage Finance Trust Series 2007-				1.50%, 04/15/2016	EUR	28,137		39,473
A2				Italy Buoni Poliennali Del Tesoro
2.79%, 07/25/2037(d)	152	152
Commercial Mortgage Trust 2007-GG9				2.10%, 09/15/2016		17,184		23,929
0.30%, 03/10/2039 (c),(d)	45,634	361		New Zealand Government Bond
				3.03%, 09/20/2030(d)	NZD	3,331		2,775
Fannie Mae REMIC Trust 2004-W5
0.61%, 02/25/2047(d)	46	46						$72,047
Fannie Mae REMIC Trust 2005-W2				TOTAL BONDS				$79,491
0.36%, 05/25/2035(d)	38	37		U.S. GOVERNMENT & GOVERNMENT	Principal
Freddie Mac REMICS				AGENCY OBLIGATIONS - 89.47%	Amount (000's)			Value(000	's)
0.46%, 02/15/2018(d)	17	17		U.S. Treasury Inflation-Indexed Obligations - 89.47%
0.56%, 09/15/2033(d)	61	62		0.13%, 04/15/2016		$69,080		$71,180
0.61%, 06/15/2023(d)	8	8		0.13%, 04/15/2017		27,169		28,120
G-FORCE 2005-RR2 LLC				0.13%, 04/15/2018		86,821		89,609
0.46%, 12/25/2039(c),(d),(e)	844	808		0.13%, 01/15/2022		37,671		37,162
Ginnie Mae				0.13%, 07/15/2022		14,894		14,668
0.51%, 10/20/2031(d)	21	21		0.13%, 01/15/2023		56,904		55,335
0.72%, 03/16/2047(d)	1,909	67		0.38%, 07/15/2023		36,760		36,562
HomeBanc Mortgage Trust 2005-5				0.63%, 07/15/2021		203		211
0.50%, 01/25/2036(d)	583	480		0.63%, 01/15/2024		13,600		13,702
Impac CMB Trust Series 2004-5				0.63%, 02/15/2043		16,306		13,474
2.48%, 10/25/2034(d)	43	33		0.75%, 02/15/2042		21,843		18,805
Impac CMB Trust Series 2004-6				1.13%, 01/15/2021		41,025		43,990
1.14%, 10/25/2034(d)	26	25		1.25%, 07/15/2020		15,283		16,664
Impac CMB Trust Series 2005-1				1.38%, 07/15/2018		6,053		6,638
0.78%, 04/25/2035(d)	176	140		1.38%, 01/15/2020		15,304		16,725
Impac CMB Trust Series 2005-5				1.75%, 01/15/2028		23,836		26,443
0.92%, 08/25/2035(d)	35	15		1.88%, 07/15/2019		11,561		13,026
Impac CMB Trust Series 2007-A				2.00%, 01/15/2026(f)		9,212		10,543
0.41%, 05/25/2037(d)	786	787		2.13%, 01/15/2019		3,651		4,127
JP Morgan Alternative Loan Trust				2.13%, 02/15/2040		12,713		15,100
0.31%, 03/25/2037(d)	935	787		2.13%, 02/15/2041		12,313		14,652
Merrill Lynch Alternative Note Asset Trust				2.38%, 01/15/2025		42,617		50,547
Series 2007-A3				2.38%, 01/15/2027		15,521		18,478
0.37%, 04/25/2037(d)	3,177	1,605		2.50%, 07/15/2016		17,019		18,714
ML-CFC Commercial Mortgage Trust 2006-3				2.50%, 01/15/2029		22,118		26,919
0.20%, 07/12/2046(c),(d)	13,138	179		3.38%, 04/15/2032		2,292		3,174
WaMu Mortgage Pass-Through Certificates				3.63%, 04/15/2028		19,627		26,786
Series 2005-AR2 Trust
0.53%, 01/25/2045(d)	98	90

See accompanying notes

Schedule of Investments Inflation Protection Fund January 31, 2014 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 04/15/2029	$22,861	$32,386
		$723,740
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$723,740
TOTAL PURCHASED OPTIONS - 0.00%		$9
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.14%		$1,164
Total Investments		$804,404
Other Assets in Excess of Liabilities, Net - 0.56%		$4,543
TOTAL NET ASSETS - 100.00%		$808,947

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,509 or 0.19% of net assets.
(d)	Variable Rate. Rate shown is in effect at January 31, 2014.
(e)	Security is Illiquid
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,532 or 0.19% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Government		98.38%
Mortgage Securities		0.85%
Purchased Interest Rate Swaptions		0.14%
Asset Backed Securities		0.06%
Financial		0.01%
Purchased Options		0.00%
Other Assets in Excess of Liabilities, Net		0.56%
TOTAL NET ASSETS		100.00%

Foreign Currency Contracts

Foreign Currency Sale						Net Unrealized
Contracts	Counterparty	Delivery Date	Contracts to Deliver In Exchange For		Fair Value	Appreciation/(Depreciation)
Canadian Dollar	Barclays Bank PLC	04/22/2014	1,240,000	$1,130	$1,111	$19
Euro	Barclays Bank PLC	02/26/2014	51,145,000	69,583	68,976	607
New Zealand Dollar	UBS AG	04/22/2014	3,348,000	2,773	2,691	82
Total						$708

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments Inflation Protection Fund January 31, 2014 (unaudited)

Futures Contracts

Type			Long/Short	Contracts		Notional Value			Fair Value		Unrealized Appreciation/(Depreciation)
90 day Eurodollar; December 2014			Short		179		$44,525	$		44,587	$(62)
90 day Eurodollar; September 2015			Short		126		31,268			31,251	17
90 day Eurodollar; September 2017			Long		126		30,585			30,615	30
Canada 10 Year Bond Future; March 2014			Short		29		3,343			3,422	(79)
Euribor; December 2014			Long		146		48,937			49,105	168
US 10 Year Note; March 2014			Long		188		23,247			23,641	394
US 2 Year Note; March 2014			Long		252		55,496			55,491	(5)
US 5 Year Note; March 2014			Long		386		46,136			46,561	425
US Long Bond; March 2014			Short		227		29,463			30,326	(863)
US Ultra Bond; March 2014			Short		185		25,491			26,605	(1,114)
Total											$(1,089)

Amounts in thousands except contracts

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount		Fair Value	Upfront Premiums Paid/(Received)		Unrealized Appreciation/(Depreciation)
Barclays Bank PLC 3 Month LIBOR		Pay	2.50%	03/17/2024		$7,200		$(235)		$—	$(235)
Total								$(235)		$—	$(235)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value		Unrealized Appreciation/(Depreciation)
	3 Month LIBOR	Receive	2.88%	07/12/2023		$5,700		$(87)	$		(87)
	3 Month LIBOR	Receive	1.54%	08/01/2018		2,900		(16)			(16)
	3 Month LIBOR	Receive	0.48%	08/08/2015		49,700		(107)			(107)
	3 Month LIBOR	Receive	2.22%	08/09/2020		21,200		(158)			(159)
	3 Month LIBOR	Receive	3.69%	11/22/2043		5,100		(88)			(88)
	3 Month LIBOR	Receive	3.74%	11/26/2043		2,500		(69)			(69)
	3 Month LIBOR	Pay	3.87%	01/08/2044		4,700		247			246
Total								$(278)	$		(280)

Amounts in thousands

Interest Rate Swaptions

Purchased Swaptions Outstanding	Counterparty (Issuer)	Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate		Expiration Date	Notional Amount		Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Call - 30 Year Interest Barclays Bank PLC		3 Month	Receive	3.83%	10/03/2014		$8,600		$541	$464	$(77)
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	4.25%	02/09/2016		14,700		660	381	(279)
Rate Swap		LIBOR
Put - 30 Year Interest Barclays Bank PLC		3 Month	Receive	3.83%	10/03/2014		8,600		541	319	(222)
Rate Swap		LIBOR
Total									$1,742	$1,164	$(578)

Amounts in thousands

Options

Purchased Options Outstanding		Exercise Price	Expiration Date		Contracts			Upfront Premiums Paid/(Received)	Fair Value	Unrealized Appreciation/(Depreciation)
Put - US 10 Year Future		$122.50	02/24/2014			278		$35		$9	$(26)
Total						$		35		$9	$(26)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments Inflation Protection Fund January 31, 2014 (unaudited)

Inflation Floor

						Upfront
	Counterparty	Strike		Expiration	Notional	Premiums		Unrealized
Description	(Issuer)	Index	Exercise Index	Date	Amount	Paid/(Received)	Fair Value	Appreciation/(Depreciation)
Floor - Eurostat Eurozone	Barclays Bank PLC	15%	Max (0, 0% -	11/19/2015	$8,015	$16	$12	$(4)
HICP ex Tobacco NSA			CPTFEMU)
Total						$16	$12	$(4)

Amounts in thousands

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 94.24%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Apparel - 0.41%			Computers (continued)
Pou Chen Corp	5,246,000	$7,252	Wipro Ltd	888,869	$8,151
					$31,889

Automobile Manufacturers - 2.41%			Diversified Financial Services - 4.24%
Great Wall Motor Co Ltd	1,807,000	8,504	Hana Financial Group Inc	451,460	17,083
Hyundai Motor Co	91,606	19,881	Indiabulls Housing Finance Ltd	1,411,347	4,655
Tata Motors Ltd ADR	502,788	14,002	Mega Financial Holding Co Ltd	28,800,691	23,253
		$42,387	Shinhan Financial Group Co Ltd	334,390	14,112
			SinoPac Financial Holdings Co Ltd	21,539,994	10,036
Automobile Parts & Equipment - 1.69%			Taishin Financial Holding Co Ltd	11,627,000	5,489
Hiroca Holdings Ltd	227,000	817
Hyundai Mobis (a)	64,832	18,568			$74,628
Hyundai Wia Corp	39,036	5,824	Electric - 2.43%
Xinyi Glass Holdings Ltd	5,490,000	4,448	Huadian Fuxin Energy Corp Ltd	17,888,000	8,153
		$29,657	Huaneng Power International Inc	6,410,111	5,985
			Korea Electric Power Corp (a)	50,090	1,633
Banks - 14.47%			Tenaga Nasional BHD	7,662,000	27,012
Agricultural Bank of China Ltd	31,464,000	13,735
AMMB Holdings Bhd	5,032,700	11,009			$42,783
Banco de Chile	37,096,533	4,562	Electrical Components & Equipment - 0.80%
Banco do Brasil SA	985,605	8,532	Delta Electronics Inc	2,582,000	14,131
Bangkok Bank PCL	2,404,900	12,469
Bank Negara Indonesia Persero Tbk PT	14,619,500	5,242
Bank of China Ltd	54,914,400	23,178	Electronics - 1.78%
Bank Rakyat Indonesia Persero Tbk PT	16,163,070	11,045	Hon Hai Precision Industry Co Ltd	7,366,111	20,578
BDO Unibank Inc	2,761,270	4,799	Merry Electronics Co Ltd	1,793,840	10,307
China Construction Bank Corp	23,547,722	16,313	Taiflex Scientific Co Ltd	191,000	353
Compartamos SAB de CV	5,456,810	9,854			$31,238
FirstRand Ltd	4,487,817	12,620	Energy - Alternate Sources - 0.49%
Grupo Financiero Banorte SAB de CV	1,295,600	8,178	Beijing Jingneng Clean Energy Co Ltd	13,070,000	8,548
ICICI Bank Ltd ADR	507,526	16,327
Industrial & Commercial Bank of China Ltd	25,322,335	15,613
Komercni Banka AS	24,000	5,206	Engineering & Construction - 2.07%
Krung Thai Bank PCL (b)	12,560,200	6,347	China Railway Construction Corp Ltd	11,764,318	9,814
Malayan Banking Bhd	6,907,500	19,901	Grupo Aeroportuario del Sureste SAB de CV	717,246	8,073
Piraeus Bank SA (a)	3,644,166	8,593	Promotora y Operadora de Infraestructura SAB	919,308	11,136
Powszechna Kasa Oszczednosci Bank Polski	937,959	12,123	de CV (a)
SA			TAV Havalimanlari Holding AS	968,316	7,285
Sberbank of Russia	8,668,986	24,056			$36,308
Turkiye Halk Bankasi AS	937,500	4,644	Food - 1.56%
		$254,346	Cia Brasileira de Distribuicao Grupo Pao de	9,898	379
Beverages - 1.65%
AMBEV SA ADR	3,633,889	23,766	Gruma Acucar SAB ADR de CV (a)	1,372,700	11,188
Fomento Economico Mexicano SAB de CV	58,644	5,292	Indofood Sukses Makmur Tbk PT	6,008,000	3,434
ADR			JBS SA	3,565,029	12,483
		$29,058			$27,484

Building Materials - 0.62%			Forest Products & Paper - 1.19%
China National Building Material Co Ltd	5,300,000	5,095	Mondi PLC	990,635	14,991
Taiwan Cement Corp	4,027,000	5,879	Nine Dragons Paper Holdings Ltd	6,871,000	5,868
		$10,974			$20,859

Chemicals - 4.74%			Gas - 0.28%
Grand Pacific Petrochemical	11,642,000	8,431	China Gas Holdings Ltd	3,524,000	4,937
KCC Corp	13,542	6,167
LG Chem Ltd	30,989	7,423	Healthcare - Services - 0.40%
LG Hausys Ltd	51,121	7,426	Mediclinic International Ltd	1,084,615	6,984
Petronas Chemicals Group Bhd	3,474,100	6,894
PTT Global Chemical PCL (b)	3,970,200	8,547
Sasol Ltd	585,979	28,195	Holding Companies - Diversified - 0.73%
Ultrapar Participacoes SA	462,500	10,215	Alfa SAB de CV	4,568,266	12,871
		$83,298	KOC Holding AS	1	—
					$12,871
Commercial Services - 2.47%
Cielo SA	370,600	9,865	Home Furnishings - 0.39%
Kroton Educacional SA	919,300	14,049	Haier Electronics Group Co Ltd	2,336,000	6,776
TAL Education Group ADR(a)	368,998	8,838
WuXi PharmaTech Cayman Inc ADR(a)	307,073	10,717	Insurance - 2.88%
		$43,469	Cathay Financial Holding Co Ltd	8,965,414	13,482
Computers - 1.81%			Liberty Holdings Ltd	294,084	3,031
Lenovo Group Ltd	6,932,000	8,940	Ping An Insurance Group Co of China Ltd	2,029,000	16,398
Tata Consultancy Services Ltd	414,050	14,798	Porto Seguro SA	448,500	5,231

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Insurance (continued)			Real Estate (continued)
Powszechny Zaklad Ubezpieczen SA	95,137	$12,436	Emlak Konut Gayrimenkul Yatirim Ortakligi	6,501,222	$6,173
		$50,578	AS

Internet - 5.44%					$21,932
Mail.ru Group Ltd	325,589	12,149	REITS - 0.48%
NAVER Corp	3,553	2,242	Fibra Uno Administracion SA de CV	2,626,500	8,476
SouFun Holdings Ltd ADR	171,731	13,977
Tencent Holdings Ltd	668,000	46,833
Vipshop Holdings Ltd ADR(a)	93,151	9,789	Retail - 1.51%
Yandex NV (a)	292,150	10,737	ANTA Sports Products Ltd	5,931,000	8,660
			E-Mart Co Ltd	45,202	10,895
		$95,727	President Chain Store Corp	1,055,000	7,064
Iron & Steel - 2.56%					$26,619
CAP SA	164,683	2,406
Cia Siderurgica Nacional SA ADR	1,020,252	4,724	Semiconductors - 9.34%
			Everlight Electronics Co Ltd	2,511,000	5,969
Gerdau SA ADR	1,915,472	13,504	MediaTek Inc	1,433,000	19,097
Hyundai Steel Co	191,093	13,459	Samsung Electronics Co Ltd	58,682	69,492
Tata Steel Ltd	1,286,771	7,299	SK Hynix Inc (a)	691,800	24,105
Ternium SA ADR	103,079	3,069	Taiwan Semiconductor Manufacturing Co Ltd	13,110,685	45,146
Vale SA ADR	36,900	502	Tong Hsing Electronic Industries Ltd	80,000	410
		$44,963			$164,219
Machinery - Construction & Mining - 0.02%
United Tractors Tbk PT	209,200	330	Shipbuilding - 0.59%
			Daewoo Shipbuilding & Marine Engineering	324,580	10,329
			Co Ltd (a)
Machinery - Diversified - 0.26%
Teco Electric and Machinery Co Ltd	396,000	430
WEG SA	360,925	4,098	Software - 1.61%
			HCL Technologies Ltd	967,375	22,575
		$4,528	Tech Mahindra Ltd	202,399	5,768
Media - 3.06%					$28,343
Grupo Televisa SAB ADR	395,758	11,501
Naspers Ltd	329,183	33,865	Telecommunications - 6.36%
Zee Entertainment Enterprises Ltd	1,990,259	8,462	America Movil SAB de CV ADR	582,784	12,390
			China Mobile Ltd	1,861,093	17,759
		$53,828	China Unicom Hong Kong Ltd	5,704,000	7,438
Metal Fabrication & Hardware - 0.97%			ENTEL Chile SA	408,117	4,911
Catcher Technology Co Ltd	1,089,000	7,224	MTN Group Ltd	1,335,795	23,854
Hyosung Corp	125,208	7,821	Philippine Long Distance Telephone Co	86,970	5,197
Hyundai Hysco Co Ltd (a),(c)	57,361	2,069	SK Telecom Co Ltd	77,203	15,555
		$17,114	Telekom Malaysia Bhd	5,695,100	9,375
			Telekomunikasi Indonesia Persero Tbk PT	82,628,000	15,322
Mining - 0.82%					$111,801
Grupo Mexico SAB de CV	2,902,237	9,349
MMC Norilsk Nickel OJSC ADR	335,223	5,093	Transportation - 0.24%
		$14,442	China Shipping Development Co Ltd (a)	7,032,000	4,210

Miscellaneous Manufacturing - 0.56%			TOTAL COMMON STOCKS		$1,656,958
Largan Precision Co Ltd	256,000	9,829	PREFERRED STOCKS - 2.74%	Shares Held	Value(000	's)

			Banks - 1.38%
Oil & Gas - 8.82%			Banco Bradesco SA	491,940	5,333
China Petroleum & Chemical Corp	25,129,978	19,850	Itau Unibanco Holding SA	1,514,594	19,004
CNOOC Ltd	6,930,000	10,765
Gazprom OAO ADR	3,744,009	30,832			$24,337
Lukoil OAO ADR	467,266	26,528	Iron & Steel - 0.76%
PetroChina Co Ltd	6,252,973	6,028	Vale SA	1,068,150	13,278
Petroleo Brasileiro SA ADR	1,366,221	15,315
PTT Exploration & Production PCL (b)	1,804,800	8,363
Reliance Industries Ltd	1,147,185	15,223	Telecommunications - 0.60%
Rosneft OAO	977,911	6,688	Telefonica Brasil SA	553,400	10,519
SK Holdings Co Ltd	92,865	15,464
		$155,056	TOTAL PREFERRED STOCKS		$48,134
				Maturity
Oil & Gas Services - 0.42%			REPURCHASE AGREEMENTS - 2.71%	Amount (000's)	Value(000	's)
Sapurakencana Petroleum Bhd (a)	5,691,005	7,456
			Banks - 2.71%
			Investment in Joint Trading Account; Barclays $ 6,023		$6,023
Pharmaceuticals - 0.42%			Bank PLC Repurchase Agreement; 0.02%
Sun Pharmaceutical Industries Ltd	776,797	7,301	dated 01/31/2014 maturing 02/03/2014
			(collateralized by US Government
Real Estate - 1.25%			Securities; $6,143,543; 0.25% - 1.50%;
China Overseas Land & Investment Ltd	2,474,000	6,641	dated 03/31/15 - 01/31/19)
Country Garden Holdings Co Ltd	16,766,000	9,118

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
January 31, 2014 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value	(000	's)

Banks (continued)
Investment in Joint Trading Account; Credit	$16,280		$16,280
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $16,605,118; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	17,209		17,209
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $17,552,978; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	8,187		8,187
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $8,351,005; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
			$47,699
TOTAL REPURCHASE AGREEMENTS			$47,699
Total Investments			$1,752,791
Other Assets in Excess of Liabilities, Net - 0.31%			$5,375
TOTAL NET ASSETS - 100.00%			$1,758,166

(a)	Non-Income Producing Security
(b)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $23,257 or 1.32% of net assets.
(c)	Security is Illiquid

Portfolio Summary (unaudited)

Country	Percent
China	15.92%
Korea, Republic Of	15.33%
Taiwan, Province Of China	12.24%
Brazil	9.71%
India	7.09%
South Africa	6.19%
Mexico	6.14%
Russian Federation	5.99%
Malaysia	4.64%
United States	3.22%
Hong Kong	3.07%
Thailand	2.04%
Indonesia	2.01%
Poland	1.40%
Turkey	1.03%
United Kingdom	0.85%
Chile	0.68%
Netherlands	0.61%
Philippines	0.57%
Greece	0.49%
Czech Republic	0.30%
Luxembourg	0.17%
Other Assets in Excess of Liabilities, Net	0.31%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2014 (unaudited)

COMMON STOCKS - 95.30%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.78%				Automobile Parts & Equipment (continued)
Dentsu Inc	9,300	$364		Koito Manufacturing Co Ltd	1,000	$20
Hakuhodo DY Holdings Inc	2,300	18		NGK Insulators Ltd	3,000	51
JCDecaux SA	674	29		NGK Spark Plug Co Ltd	2,000	46
Publicis Groupe SA	4,661	413		NHK Spring Co Ltd	1,600	16
WPP PLC	181,619	3,806		Pirelli & C. SpA	5,900	95
		$4,630		Stanley Electric Co Ltd	1,300	29
				Sumitomo Electric Industries Ltd	39,700	623
Aerospace & Defense - 1.70%				Toyoda Gosei Co Ltd	600	13
Airbus Group NV	13,049	924		Toyota Boshoku Corp	600	7
BAE Systems PLC	68,697	485		Toyota Industries Corp	1,700	78
Cobham PLC	10,828	52		Valeo SA	752	84
Finmeccanica SpA (a)	53,800	471
IHI Corp	13,000	59				$2,727
Meggitt PLC	33,139	281		Banks - 17.78%
Rolls-Royce Holdings PLC (a)	42,613	830		Australia & New Zealand Banking Group Ltd	83,607	2,203
Safran SA	96,482	6,857		Banco Bilbao Vizcaya Argentaria SA	34,701	414
Thales SA	914	60		Banco Popular Espanol SA	8,547	59
Zodiac Aerospace	342	60		Banco Popular Espanol SA - Rights (a)	8,547	—
		$10,079		Banco Santander SA	68,320	588
				Bank Hapoalim BM	10,598	55
Agriculture - 0.61%				Bank Leumi Le-Israel BM (a)	12,628	48
British American Tobacco PLC	31,835	1,519		Bank of East Asia Ltd	12,380	47
Imperial Tobacco Group PLC	28,315	1,033		Bank of Ireland (a)	982,100	388
Japan Tobacco Inc	34,000	1,050		Bank of Kyoto Ltd/The	3,000	24
		$3,602		Bank of Queensland Ltd	3,188	32
Airlines - 0.15%				Bank of Yokohama Ltd/The	11,000	55
ANA Holdings Inc	11,000	23		Barclays PLC	1,612,950	7,200
Cathay Pacific Airways Ltd	99,000	206		Bendigo and Adelaide Bank Ltd	4,154	42
easyJet PLC	1,537	41		BNP Paribas SA	101,134	7,808
International Consolidated Airlines Group SA	66,113	453		BOC Hong Kong Holdings Ltd	26,000	79
(a)				CaixaBank SA	154,325	946
Japan Airlines Co Ltd	2,800	140		Chiba Bank Ltd/The	7,000	44
Singapore Airlines Ltd	5,000	38		Chugoku Bank Ltd/The	1,600	20
		$901		Commerzbank AG (a)	30,088	509
				Commonwealth Bank of Australia	21,602	1,403
Apparel - 1.42%				Credit Agricole SA	6,320	85
Adidas AG	65,592	7,313		Credit Suisse Group AG (a)	301,844	9,095
Asics Corp	1,600	28		Danske Bank A/S (a)	4,598	104
Burberry Group PLC	7,813	185		DBS Group Holdings Ltd	524,436	6,773
Hugo Boss AG	319	40		Deutsche Bank AG	139,747	6,727
LVMH Moet Hennessy Louis Vuitton SA	3,543	630		DNB ASA	319,482	5,425
Yue Yuen Industrial Holdings Ltd	70,500	218		Erste Group Bank AG	16,559	600
		$8,414		Fukuoka Financial Group Inc	7,000	29
Automobile Manufacturers - 4.52%				Gunma Bank Ltd/The	4,000	21
Bayerische Motoren Werke AG	55,759	6,053		Hachijuni Bank Ltd/The	4,000	22
Daihatsu Motor Co Ltd	2,000	31		Hang Seng Bank Ltd	5,200	82
Daimler AG	6,724	562		Hiroshima Bank Ltd/The	5,000	20
Fiat SpA (a)	8,773	87		HSBC Holdings PLC	1,028,078	10,550
Fuji Heavy Industries Ltd	13,400	365		Intesa Sanpaolo SpA	2,265,310	6,106
Hino Motors Ltd	3,000	44		Iyo Bank Ltd/The	3,000	28
Honda Motor Co Ltd	32,900	1,233		Joyo Bank Ltd/The	6,000	28
Isuzu Motors Ltd	12,000	71		KBC Groep NV	25,674	1,514
				Lloyds Banking Group PLC (a)	992,760	1,354
Mazda Motor Corp (a)	104,000	499
Mitsubishi Motors Corp (a)	4,000	43		Mitsubishi UFJ Financial Group Inc	230,400	1,385
Nissan Motor Co Ltd	783,300	6,719		Mizrahi Tefahot Bank Ltd	1,251	15
Renault SA	3,336	290		Mizuho Financial Group Inc	154,279	327
Scania AB	21,626	442		National Australia Bank Ltd	16,530	481
Suzuki Motor Corp	267,100	6,923		Natixis	9,069	53
Toyota Motor Corp	55,872	3,197		Nishi-Nippon City Bank Ltd/The	7,000	18
Volkswagen AG	294	71		Nordea Bank AB	94,224	1,258
Volvo AB - B Shares	8,973	119		Oversea-Chinese Banking Corp Ltd	17,001	123
		$26,749		Pohjola Bank PLC	1,402	27
				Resona Holdings Inc	12,800	67
Automobile Parts & Equipment - 0.46%				Royal Bank of Scotland Group PLC (a)	12,679	71
Aisin Seiki Co Ltd	1,800	66		Sberbank of Russia ADR	382,753	4,132
Bridgestone Corp	4,300	154		Seven Bank Ltd	58,600	223
Cie Generale des Etablissements Michelin	1,238	130		Shinsei Bank Ltd	70,000	141
Continental AG	3,465	744		Shizuoka Bank Ltd/The	6,000	60
Denso Corp	3,200	165		Skandinaviska Enskilda Banken AB	10,655	137
GKN PLC	11,269	73		Societe Generale SA	17,376	981
JTEKT Corp	22,600	333		Standard Chartered PLC	63,991	1,301

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)				Chemicals (continued)
Sumitomo Mitsui Financial Group Inc	242,100	$11,216		Mitsubishi Chemical Holdings Corp	13,000	$55
Sumitomo Mitsui Trust Holdings Inc	116,250	552		Mitsubishi Gas Chemical Co Inc	25,000	175
Suruga Bank Ltd	2,000	34		Mitsui Chemicals Inc	8,000	19
Svenska Handelsbanken AB	13,048	620		Nippon Paint Co Ltd	2,000	33
Swedbank AB	15,925	415		Novozymes A/S	1,736	75
Toronto-Dominion Bank/The	64,690	5,595		OCI (a)	914	42
UBS AG (a)	123,065	2,441		Shin-Etsu Chemical Co Ltd	9,500	526
UniCredit SpA	72,193	540		Sumitomo Chemical Co Ltd	14,000	57
United Overseas Bank Ltd	56,805	888		Syngenta AG	16,573	5,859
Westpac Banking Corp	42,173	1,137		Taiyo Nippon Sanso Corp	2,000	14
Wing Hang Bank Ltd	29,674	424		Teijin Ltd	8,000	18
Yamaguchi Financial Group Inc	2,000	18		Ube Industries Ltd/Japan	10,000	21
		$105,207		Yara International ASA	1,714	71

Beverages - 1.98%						$16,744
Anheuser-Busch InBev NV	25,034	2,399		Commercial Services - 2.33%
Asahi Group Holdings Ltd	2,500	68		Abertis Infraestructuras SA	3,681	82
Carlsberg A/S	905	88		Adecco SA (a)	900	71
Coca-Cola West Co Ltd	600	12		Atlantia SpA	3,208	73
Diageo PLC	270,763	8,030		Babcock International Group PLC	17,235	393
Heineken NV	1,385	84		Brambles Ltd	711,344	5,608
Kirin Holdings Co Ltd	6,000	82		Bunzl PLC	10,955	249
Pernod Ricard SA	1,266	136		Bureau Veritas SA	2,227	58
SABMiller PLC	18,740	842		Capita PLC	338,799	5,467
		$11,741		Dai Nippon Printing Co Ltd	6,000	59
				Edenred	2,042	57
Biotechnology - 0.23%				Experian PLC	29,327	501
CSL Ltd	22,225	1,368		Park24 Co Ltd	1,000	21
				Randstad Holding NV	1,209	77
Building Materials - 1.74%				Secom Co Ltd	1,300	73
Asahi Glass Co Ltd	10,000	57		Securitas AB	3,144	33
Boral Ltd	7,758	32		SGS SA	206	465
Cie de St-Gobain	2,688	141		Sodexo	4,064	400
CRH PLC	12,024	309		Toppan Printing Co Ltd	5,000	36
Daikin Industries Ltd	9,300	533		Transurban Group	14,069	85
Fletcher Building Ltd	7,018	51				$13,808
Geberit AG	249	72
HeidelbergCement AG	102,494	7,607		Computers - 0.20%
Holcim Ltd (a)	1,376	100		AtoS	3,977	348
Imerys SA	339	28		Cap Gemini SA	989	67
				Computershare Ltd	4,462	44
James Hardie Industries PLC	56,212	635		Fujitsu Ltd	11,000	61
Lafarge SA	7,011	503
LIXIL Group Corp	2,700	70		Nomura Research Institute Ltd	7,500	247
Sika AG	21	69		NTT Data Corp	1,200	42
Taiheiyo Cement Corp	12,000	44		TDK Corp	8,600	388
TOTO Ltd	3,000	48				$1,197
		$10,299		Consumer Products - 0.34%
				Henkel AG & Co KGaA	4,412	429
Chemicals - 2.83%				Reckitt Benckiser Group PLC	20,383	1,526
Air Liquide SA	5,100	640
Air Water Inc	1,000	15		Societe BIC SA	290	33
Akzo Nobel NV	1,421	102				$1,988
Arkema SA	52,822	5,626		Cosmetics & Personal Care - 1.01%
Asahi Kasei Corp	54,000	409		Beiersdorf AG	601	59
BASF SE	6,479	693		Kao Corp	3,500	111
Brenntag AG	519	89		L'Oreal SA	34,788	5,711
Croda International PLC	1,369	54		Shiseido Co Ltd	3,600	57
Daicel Corp	3,000	24		Unicharm Corp	1,100	60
Givaudan SA (a)	60	89				$5,998
Incitec Pivot Ltd	16,351	41
Israel Chemicals Ltd	4,471	37		Distribution & Wholesale - 0.29%
Johnson Matthey PLC	4,737	251		ITOCHU Corp	48,800	596
JSR Corp	14,000	249		Li & Fung Ltd	60,000	83
K+S AG	1,729	52		Marubeni Corp	11,000	77
Kaneka Corp	3,000	19		Mitsubishi Corp	9,500	175
Kansai Paint Co Ltd	2,000	27		Mitsui & Co Ltd	11,733	157
Koninklijke DSM NV	9,331	618		Sojitz Corp	12,600	22
Kuraray Co Ltd	3,500	39		Sumitomo Corp	7,500	93
LANXESS AG	6,035	395		Toyota Tsusho Corp	2,100	49
Linde AG	1,359	257		Wolseley PLC	8,063	434
Lonza Group AG (a)	530	53				$1,686

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Diversified Financial Services - 0.57%				Energy - Alternate Sources - 0.01%
Aberdeen Asset Management PLC	9,672	$62		Enel Green Power SpA	17,568	$44
AEON Financial Service Co Ltd	700	16
Daiwa Securities Group Inc	11,000	102		Engineering & Construction - 0.40%
Deutsche Boerse AG	1,220	94		ABB Ltd (a)	14,814	368
Hargreaves Lansdown PLC	2,152	53
Hong Kong Exchanges and Clearing Ltd	6,564	103		ACS Actividades de Construccion y Servicios	1,412	50
Japan Exchange Group Inc	2,500	60		SA
Julius Baer Group Ltd (a)	1,569	76		ACS Actividades de Construccion y Servicios	1,412	1
				SA - Rights (a)
London Stock Exchange Group PLC	9,800	296		Aeroports de Paris	297	33
Macquarie Group Ltd	13,089	617
Mitsubishi UFJ Lease & Finance Co Ltd	51,600	269		Auckland International Airport Ltd	9,295	27
				Bouygues SA	1,897	72
Nomura Holdings Inc	99,700	693		Cheung Kong Infrastructure Holdings Ltd	25,000	147
Old Mutual PLC	33,965	96
ORIX Corp	52,500	797		Chiyoda Corp	20,000	308
				Ferrovial SA	4,050	78
Singapore Exchange Ltd	9,000	48		Fraport AG Frankfurt Airport Services	357	26
		$3,382		Worldwide
Electric - 0.62%				Hochtief AG	308	25
AGL Energy Ltd	5,333	71		Kinden Corp	1,000	10
Chubu Electric Power Co Inc	6,400	76		Koninklijke Boskalis Westminster NV	763	37
Chugoku Electric Power Co Inc/The	3,000	39		Leighton Holdings Ltd	1,523	22
CLP Holdings Ltd	11,663	88		Sembcorp Industries Ltd	9,000	37
Contact Energy Ltd	3,697	15		Shimizu Corp	6,000	32
E.ON SE	12,532	227		Singapore Technologies Engineering Ltd	15,000	44
EDP - Energias de Portugal SA	19,160	72		Skanska AB	3,815	75
Electric Power Development Co Ltd	1,100	33		Sydney Airport	80,927	279
Electricite de France	2,413	82		Vinci SA	10,265	671
Enel SpA	106,879	486		WorleyParsons Ltd	2,074	30
Fortum OYJ	3,053	66				$2,372
GDF Suez	34,997	773
Hokuriku Electric Power Co	1,700	21		Entertainment - 0.04%
				Genting Singapore PLC	61,000	66
Iberdrola SA	138,809	855		Sankyo Co Ltd	500	23
Kansai Electric Power Co Inc/The	7,000	75
Kyushu Electric Power Co Inc	4,100	47		Tabcorp Holdings Ltd	7,369	22
Origin Energy Ltd	6,577	80		Tatts Group Ltd	13,905	36
Power Assets Holdings Ltd	9,500	71		Toho Co Ltd/Tokyo	1,200	25
RWE AG	3,281	121		William Hill PLC	8,737	48
SP AusNet	16,763	18				$220
SSE PLC	5,789	124		Environmental Control - 0.00%
Tohoku Electric Power Co Inc	14,500	156		Kurita Water Industries Ltd	1,200	26
Tokyo Electric Power Co Inc (a)	14,500	66

		$3,662		Food - 3.76%
Electrical Components & Equipment - 3.25%				Ajinomoto Co Inc	23,000	325
Brother Industries Ltd	2,400	30		Aryzta AG (a)	844	66
Hitachi Ltd	1,068,000	8,142		Associated British Foods PLC	2,139	95
Legrand SA	12,681	672		Barry Callebaut AG (a)	21	25
Mabuchi Motor Co Ltd	300	17		Calbee Inc	800	19
Nidec Corp	4,400	490		Carrefour SA	22,316	767
Osram Licht AG (a)	9,876	577		Casino Guichard Perrachon SA	565	58
Prysmian SpA	2,046	50		Colruyt SA	756	43
Schneider Electric SA	115,202	9,282		Danone	3,432	227
		$19,260		Distribuidora Internacional de Alimentacion	6,138	50
				SA
Electronics - 0.60%				J Sainsbury PLC	12,485	71
Advantest Corp	1,500	16		Kerry Group PLC	1,113	75
Hamamatsu Photonics KK	700	29		Kikkoman Corp	2,000	36
Hirose Electric Co Ltd	300	42		Koninklijke Ahold NV	7,594	126
Hoya Corp	2,500	69		Lindt & Spruengli AG - PC	8	36
Ibiden Co Ltd	1,100	20		MEIJI Holdings Co Ltd	600	38
Keyence Corp	1,270	522		Metcash Ltd	8,879	23
Koninklijke Philips NV	37,035	1,285		Metro AG	1,292	53
Kyocera Corp	2,300	103		Nestle SA	167,319	12,126
Murata Manufacturing Co Ltd	7,100	659		Nippon Meat Packers Inc	2,000	34
Nippon Electric Glass Co Ltd	3,000	13		Nisshin Seifun Group Inc	1,650	16
Omron Corp	15,200	601		Nissin Foods Holdings Co Ltd	500	22
Rexel SA	2,125	55		Olam International Ltd	15,000	17
Toshiba Corp	24,000	100		Seven & I Holdings Co Ltd	122,500	4,828
Yaskawa Electric Corp	2,000	27		Tesco PLC	48,564	255
		$3,541		Toyo Suisan Kaisha Ltd	1,000	32
				Unilever NV - CVA	42,031	1,569

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Food (continued)				Home Builders (continued)
Unilever PLC	21,287	$817		Sekisui Chemical Co Ltd	628,000	$7,238
Wilmar International Ltd	19,000	46		Sekisui House Ltd	5,000	69
WM Morrison Supermarkets PLC	22,350	88		Taylor Wimpey PLC	243,200	448
Woolworths Ltd	8,231	245				$8,066
Yakult Honsha Co Ltd	1,000	49
		$22,277		Home Furnishings - 0.05%
				Matsushita Electric Industrial Co Ltd	14,700	167
Food Service - 0.03%				Sharp Corp/Japan (a)	11,000	37
Compass Group PLC	10,928	163		Sony Corp	6,600	103
						$307

Forest Products & Paper - 1.01%				Insurance - 4.55%
Mondi PLC	13,800	209		Admiral Group PLC	1,998	47
Oji Holdings Corp	8,000	38		Aegon NV	105,621	920
Stora Enso OYJ	5,533	52		Ageas	1,614	69
Svenska Cellulosa AB SCA	197,532	5,616		AIA Group Ltd	1,344,600	6,198
UPM-Kymmene OYJ	5,270	81		Allianz SE	3,307	550
		$5,996		AMP Ltd	17,487	65
				Assicurazioni Generali SpA	8,312	179
Gas - 0.17%				Aviva PLC	17,576	129
Centrica PLC	34,517	176		AXA SA	52,910	1,388
Enagas SA	1,916	52
Gas Natural SDG SA	3,491	86		Baloise Holding AG	477	57
				CNP Assurances	1,559	31
Hong Kong & China Gas Co Ltd	39,841	82		Dai-ichi Life Insurance Co Ltd/The	5,700	86
National Grid PLC	25,282	327
Osaka Gas Co Ltd	18,000	73		Delta Lloyd NV	1,893	49
				Gjensidige Forsikring ASA	2,008	39
Snam SpA	14,119	78		Hannover Rueck SE	605	48
Toho Gas Co Ltd	4,000	19		ING Groep NV (a)	67,988	898
Tokyo Gas Co Ltd	17,000	84		Insurance Australia Group Ltd	15,119	72
		$977		Legal & General Group PLC	150,489	531
Hand & Machine Tools - 1.26%				Mapfre SA	7,716	32
Fuji Electric Co Ltd	6,000	26		MS&AD Insurance Group Holdings	6,560	152
Sandvik AB	6,760	95		Muenchener Rueckversicherungs AG	1,244	256
SMC Corp/Japan	29,300	7,338		NKSJ Holdings Inc	3,400	88
		$7,459		Prudential PLC	355,261	7,151
				QBE Insurance Group Ltd	8,390	84
Healthcare - Products - 0.65%				Resolution Ltd	66,095	378
Coloplast A/S	1,143	86		Sampo	12,908	599
Essilor International SA	33,607	3,372		SCOR SE	1,638	53
Olympus Corp (a)	5,300	156		Sony Financial Holdings Inc	10,300	167
Shimadzu Corp	2,000	18		Standard Life PLC	14,122	85
Smith & Nephew PLC	6,895	99		Suncorp Group Ltd	59,193	629
Sysmex Corp	700	38		Swiss Life Holding AG (a)	311	67
Terumo Corp	1,500	70		Swiss Re AG	9,854	850
		$3,839		T&D Holdings Inc	5,800	71
Healthcare - Services - 0.22%				Tokio Marine Holdings Inc	14,866	434
Fresenius Medical Care AG & Co KGaA	1,658	117		Tryg A/S	246	24
				Zurich Insurance Group AG (a)	15,433	4,475
Fresenius SE & Co KGaA	4,462	696
Miraca Holdings Inc	4,500	213				$26,951
Ramsay Health Care Ltd	5,265	202		Internet - 0.23%
Ryman Healthcare Ltd	3,720	24		Dena Co Ltd	1,100	21
Sonic Healthcare Ltd	3,648	53		Kakaku.com Inc	14,900	281
		$1,305		M3 Inc	7	21
Holding Companies - Diversified - 2.21%				Nexon Co Ltd	1,100	10
Drax Group PLC	22,400	299		Rakuten Inc	41,100	673
GEA Group AG	121,959	5,705		SBI Holdings Inc/Japan	2,300	31
Hutchison Whampoa Ltd	14,000	173		Seek Ltd	20,744	225
Industrivarden AB	1,182	21		Trend Micro Inc/Japan	1,100	34
Jardine Strategic Holdings Ltd	187,137	6,074		United Internet AG	971	42
Keppel Corp Ltd	29,100	237				$1,338
Noble Group Ltd	265,839	197		Investment Companies - 0.04%
NWS Holdings Ltd	15,000	22		Delek Group Ltd	46	16
Swire Pacific Ltd	22,000	237		Eurazeo SA	301	22
Wendel SA	322	44		Exor SpA	993	39
Wharf Holdings Ltd	11,000	75		Investment AB Kinnevik	1,613	63
		$13,084		Investor AB	3,162	102
Home Builders - 1.36%						$242
Daiwa House Industry Co Ltd	4,000	76		Iron & Steel - 0.17%
Iida Group Holdings Co Ltd	9,700	172		ArcelorMittal	5,962	98
Persimmon PLC (a)	2,936	63

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Iron & Steel (continued)				Metal Fabrication & Hardware - 0.17%
Daido Steel Co Ltd	3,000	$15		Assa Abloy AB	15,350	$764
Fortescue Metals Group Ltd	14,375	67		Maruichi Steel Tube Ltd	500	13
Hitachi Metals Ltd	2,000	32		NSK Ltd	4,000	45
JFE Holdings Inc	3,200	66		SKF AB	2,439	65
Kobe Steel Ltd	25,000	41		Tenaris SA	3,374	75
Nippon Steel & Sumitomo Metal Corp	189,000	574		Vallourec SA	1,070	53
ThyssenKrupp AG (a)	2,720	70				$1,015
Voestalpine AG	1,125	50		Mining - 2.07%
		$1,013		Alumina Ltd (a)	25,464	28
Leisure Products & Services - 0.11%				Anglo American PLC	8,300	196
Carnival PLC	1,850	76		Antofagasta PLC	3,959	55
Flight Centre Travel Group Ltd	554	23		BHP Billiton Ltd	21,491	686
Sega Sammy Holdings Inc	16,800	401		BHP Billiton PLC	219,644	6,466
Shimano Inc	800	71		Boliden AB	2,746	42
Tui Travel PLC	4,534	32		Fresnillo PLC	11,457	143
Yamaha Corp	1,600	24		Glencore Xstrata PLC	63,463	335
		$627		Mitsubishi Materials Corp	10,000	33
				Orica Ltd	3,639	75
Lodging - 0.36%				Randgold Resources Ltd	3,500	241
Accor SA	1,541	73		Rio Tinto Ltd	26,741	1,519
City Developments Ltd	4,000	27		Rio Tinto PLC	44,068	2,344
Crown Resorts Ltd	4,022	59		Sumitomo Metal Mining Co Ltd	5,000	65
Galaxy Entertainment Group Ltd (a)	14,000	137
InterContinental Hotels Group PLC	8,900	288				$12,228
MGM China Holdings Ltd	60,400	237		Miscellaneous Manufacturing - 0.42%
Sands China Ltd	103,800	797		Ansell Ltd	16,932	284
Shangri-La Asia Ltd	16,000	26		FUJIFILM Holdings Corp	3,200	93
SJM Holdings Ltd	20,000	62		IMI PLC	3,228	79
Whitbread PLC	5,982	369		Konica Minolta Inc	26,500	280
Wynn Macau Ltd	16,000	68		Orkla ASA	7,705	60
		$2,143		Siemens AG	13,052	1,651
				Smiths Group PLC	2,671	63
Machinery - Construction & Mining - 0.21%						$2,510
Atlas Copco AB - A Shares	4,524	122
Atlas Copco AB - B Shares	2,629	66		Office & Business Equipment - 0.05%
Hitachi Construction Machinery Co Ltd	1,100	21		Canon Inc	7,900	231
Komatsu Ltd	6,300	133		Ricoh Co Ltd	6,000	63
Mitsubishi Electric Corp	82,000	926				$294

		$1,268		Oil & Gas - 5.82%
Machinery - Diversified - 1.20%				BG Group PLC	493,651	8,297
Alstom SA	2,090	59		BP PLC	153,814	1,205
Amada Co Ltd	4,000	32		Eni SpA	15,181	345
Andritz AG	3,800	209		Idemitsu Kosan Co Ltd	1,200	27
CNH Industrial NV (a)	6,351	67		Inpex Corp	28,000	331
FANUC Corp	1,200	194		Japan Petroleum Exploration Co	300	11
Hexagon AB	2,289	72		JX Holdings Inc	54,820	264
Kawasaki Heavy Industries Ltd	73,000	316		Neste Oil OYJ	1,286	23
Kone OYJ	2,098	85		Oil Search Ltd	30,550	215
Kubota Corp	7,000	108		OMV AG	1,478	64
Mitsubishi Heavy Industries Ltd	46,000	297		Premier Oil PLC	814,616	3,628
Nabtesco Corp	242,400	5,374		Repsol SA	5,071	119
Sumitomo Heavy Industries Ltd	46,000	213		Royal Dutch Shell PLC - A Shares	207,161	7,155
Weir Group PLC/The	2,142	74		Royal Dutch Shell PLC - A Shares	85,408	2,959
		$7,100		Royal Dutch Shell PLC - B Shares	17,913	655
				Santos Ltd	6,550	77
Media - 0.60%				Seadrill Ltd	2,680	96
Axel Springer SE	394	25		Showa Shell Sekiyu KK	1,900	18
British Sky Broadcasting Group PLC	7,558	109		Statoil ASA	230,658	5,467
Fuji Media Holdings Inc	11,400	213		TonenGeneral Sekiyu KK	3,000	26
ITV PLC	273,083	881		Total SA	55,367	3,159
Lagardere SCA	1,117	39		Transocean Ltd	2,569	112
Pearson PLC	5,702	104		Tullow Oil PLC	5,402	70
ProSiebenSat.1 Media AG	1,854	83		Woodside Petroleum Ltd	4,446	145
Reed Elsevier NV	24,021	495				$34,468
Reed Elsevier PLC	38,114	556
RTL Group SA	4,085	498		Oil & Gas Services - 0.13%
Singapore Press Holdings Ltd	15,000	47		Fugro NV	704	37
Sky Deutschland AG (a)	43,600	396		John Wood Group PLC	21,700	228
Wolters Kluwer NV	3,031	84		Subsea 7 SA	11,000	190
		$3,530

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas Services (continued)				Real Estate (continued)
Technip SA	3,900	$333		UOL Group Ltd	5,000	$23
		$788		Wheelock & Co Ltd	9,000	37

Packaging & Containers - 0.04%						$8,614
Amcor Ltd/Australia	8,394	79		REITS - 0.41%
Rexam PLC	17,630	142		Ascendas Real Estate Investment Trust	20,000	33
Toyo Seikan Group Holdings Ltd	1,500	27		British Land Co PLC	29,810	321
		$248		CapitaCommercial Trust	19,000	21
Pharmaceuticals - 9.95%				CapitaMall Trust	23,000	34
Actelion Ltd (a)	1,082	102		CFS Retail Property Trust Group	21,149	36
				Federation Centres Ltd	14,394	29
Alfresa Holdings Corp	400	23		Fonciere Des Regions	288	24
Astellas Pharma Inc	113,700	7,026		Gecina SA	219	27
AstraZeneca PLC	125,790	7,977		GPT Group	17,427	55
Bayer AG	21,712	2,857		Intu Properties PLC	6,749	35
Chugai Pharmaceutical Co Ltd	2,200	50		Japan Prime Realty Investment Corp	7	24
Daiichi Sankyo Co Ltd	4,600	77		Klepierre	1,005	44
Dainippon Sumitomo Pharma Co Ltd	1,600	27		Land Securities Group PLC	4,690	79
Eisai Co Ltd	2,500	96		Link REIT/The	15,301	69
GlaxoSmithKline PLC	41,183	1,058		Mirvac Group	110,061	161
Grifols SA ADR	13,419	532		Segro PLC	7,483	41
Grifols SA	1,487	77		Unibail-Rodamco SE	2,550	613
Hikma Pharmaceuticals PLC	13,741	271		Westfield Group	75,393	674
Hisamitsu Pharmaceutical Co Inc	600	27		Westfield Retail Trust	30,572	81
Kyowa Hakko Kirin Co Ltd	2,000	20				$2,401
Medipal Holdings Corp	1,400	20
Merck KGaA	496	77		Retail - 1.97%
Mitsubishi Tanabe Pharma Corp	2,200	32		Aeon Co Ltd	5,800	72
Novartis AG	13,777	1,089		Cie Financiere Richemont SA	10,272	950
Novo Nordisk A/S	49,860	1,976		Citizen Holdings Co Ltd	2,700	21
Otsuka Holdings Co Ltd	2,400	73		Don Quijote Holdings Co Ltd	4,500	276
Roche Holding AG	48,265	13,241		Fast Retailing Co Ltd	300	109
Rohto Pharmaceutical Co Ltd	12,000	193		Harvey Norman Holdings Ltd	5,333	14
Sanofi	110,683	10,821		Hennes & Mauritz AB	31,388	1,349
Santen Pharmaceutical Co Ltd	3,400	142		Inditex SA	4,945	737
Shionogi & Co Ltd	8,100	165		Isetan Mitsukoshi Holdings Ltd	3,600	46
Shire PLC	197,519	9,857		Kering	29,345	5,852
Suzuken Co Ltd/Aichi Japan	800	28		Kingfisher PLC	74,951	454
Taisho Pharmaceutical Holdings Co Ltd	300	22		Lifestyle International Holdings Ltd	96,000	172
Takeda Pharmaceutical Co Ltd	5,200	242		Marks & Spencer Group PLC	11,415	88
Teva Pharmaceutical Industries Ltd	5,665	252		Next PLC	1,121	115
Tsumura & Co	600	15		Nitori Holdings Co Ltd	350	34
UCB SA	5,700	403		Swatch Group AG/The - BR	185	110
		$58,868		Swatch Group AG/The - REG	436	45
				Travis Perkins PLC	2,387	68
Pipelines - 0.01%				Wesfarmers Ltd	31,184	1,145
APA Group	8,021	42				$11,657

				Semiconductors - 0.09%
Private Equity - 0.01%				ARM Holdings PLC	8,381	128
3i Group PLC	9,562	59		ASML Holding NV	2,140	181
				Infineon Technologies AG	6,475	66
Real Estate - 1.46%				Rohm Co Ltd	1,000	50
Aeon Mall Co Ltd	8,250	242		Tokyo Electron Ltd	1,700	89
CapitaLand Ltd	25,000	54				$514
Cheung Kong Holdings Ltd	9,400	139
Daito Trust Construction Co Ltd	700	66		Shipbuilding - 0.00%
Deutsche Wohnen AG	3,001	56		Yangzijiang Shipbuilding Holdings Ltd	18,000	16
Global Logistic Properties Ltd	104,000	228
Hongkong Land Holdings Ltd	859,000	5,171		Software - 1.03%
Hysan Development Co Ltd	48,000	190		Amadeus IT Holding SA	22,513	890
IMMOFINANZ AG (a)	9,288	44		Check Point Software Technologies Ltd (a)	63,328	4,144
Kerry Properties Ltd	6,000	19		SAP AG	13,719	1,050
Mitsubishi Estate Co Ltd	8,000	196				$6,084
Mitsui Fudosan Co Ltd	26,000	821
New World Development Co Ltd	38,238	48		Storage & Warehousing - 0.00%
REA Group Ltd	525	19		Mitsubishi Logistics Corp	1,000	14
Sino Land Co Ltd	28,441	38
Sumitomo Realty & Development Co Ltd	7,244	320		Telecommunications - 7.25%
Sun Hung Kai Properties Ltd	68,208	831		Alcatel-Lucent (a)	19,799	79
Swire Properties Ltd	11,800	30
Swiss Prime Site AG (a)	542	42

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Telecommunications (continued)				Transportation (continued)
Bezeq The Israeli Telecommunication Corp	121,748	$185		Tokyu Corp	11,000	$68
Ltd				Toll Holdings Ltd	6,839	33
BT Group PLC	1,192,815	7,512		West Japan Railway Co	1,700	70
Deutsche Telekom AG	28,224	456		Yamato Holdings Co Ltd	3,600	75
Elisa OYJ	1,417	36				$13,561
Eutelsat Communications SA	1,326	40
HKT Trust and HKT Ltd	240,000	230		Water- 0.03%
Idea Cellular Ltd - Warrants (a)	2,476,357	5,646		Severn Trent PLC	2,408	68
Inmarsat PLC	4,519	52		United Utilities Group PLC	6,875	81
KDDI Corp	20,100	1,107				$149
Koninklijke KPN NV (a)	185,961	696		TOTAL COMMON STOCKS		$564,065
Millicom International Cellular SA	1,400	136		PREFERRED STOCKS - 0.35%	Shares Held	Value(000	's)
NICE Systems Ltd	578	23		Automobile Manufacturers - 0.32%
Nippon Telegraph & Telephone Corp	2,600	139		Bayerische Motoren Werke AG	538	43
Nokia OYJ (a)	1,222,553	8,461
				Porsche Automobil Holding SE	1,064	104
NTT DOCOMO Inc	10,500	168		Volkswagen AG	7,002	1,767
Orange SA	12,715	157				$1,914
PCCW Ltd	317,000	144
SES SA	2,126	68		Consumer Products - 0.03%
Singapore Telecommunications Ltd	110,000	303		Henkel AG & Co KGaA	1,327	143
SoftBank Corp	17,805	1,289
StarHub Ltd	6,000	20		TOTAL PREFERRED STOCKS		$2,057
Swisscom AG	881	484			Maturity
TDC A/S	68,225	642		REPURCHASE AGREEMENTS - 3.07% Amount (000's)		Value(000	's)
Telecom Corp of New Zealand Ltd	19,261	37
Telecom Italia SpA	60,416	67		Banks- 3.07%
Telecom Italia SpA - RSP	58,329	49		Investment in Joint Trading Account; Barclays $	2,298	$2,298
Telefonaktiebolaget LM Ericsson	18,272	224		Bank PLC Repurchase Agreement; 0.02%
Telefonica SA	42,967	662		dated 01/31/2014 maturing 02/03/2014
Telekom Austria AG	2,242	20		(collateralized by US Government
Telenet Group Holding NV	512	30		Securities; $2,343,836; 0.25% - 1.50%;
Telenor ASA	30,213	628		dated 03/31/15 - 01/31/19)
TeliaSonera AB	18,240	135		Investment in Joint Trading Account; Credit	6,211	6,211
Telstra Corp Ltd	97,416	439		Suisse Repurchase Agreement; 0.01%
Vivendi SA	7,088	190		dated 01/31/2014 maturing 02/03/2014
Vodafone Group PLC	3,317,408	12,294		(collateralized by US Government
Ziggo NV	1,648	72		Securities; $6,335,053; 0.00% - 11.25%;
		$42,920		dated 02/15/15 - 02/15/41)
				Investment in Joint Trading Account; Deutsche	6,565	6,565
Textiles - 0.01%				Bank Repurchase Agreement; 0.02% dated
Toray Industries Inc	10,000	65		01/31/2014 maturing 02/03/2014
				(collateralized by US Government
				Securities; $6,696,672; 0.00% - 7.13%;
Toys, Games & Hobbies - 0.04%				dated 02/25/14 - 05/04/37)
Namco Bandai Holdings Inc	1,800	41		Investment in Joint Trading Account; Merrill	3,124	3,124
Nintendo Co Ltd	1,400	160		Lynch Repurchase Agreement; 0.02%
Sanrio Co Ltd	500	19		dated 01/31/2014 maturing 02/03/2014
		$220		(collateralized by US Government
Transportation - 2.29%				Securities; $3,186,010; 0.00% - 5.50%;
AP Moeller - Maersk A/S - A shares	5	54		dated 02/25/14 - 07/05/22)
AP Moeller - Maersk A/S - B shares	47	526				$18,198
Asciano Ltd	9,792	48		TOTAL REPURCHASE AGREEMENTS		$18,198
Aurizon Holdings Ltd	19,653	84		Total Investments		$584,320
Canadian Pacific Railway Ltd	34,285	5,197		Other Assets in Excess of Liabilities, Net - 1.28%		$7,557
Central Japan Railway Co	1,000	110		TOTAL NET ASSETS - 100.00%		$591,877
ComfortDelGro Corp Ltd	18,000	27
Deutsche Post AG	6,109	211
DSV A/S	1,804	58		(a) Non-Income Producing Security
East Japan Railway Co	86,200	6,367
Groupe Eurotunnel SA	5,545	61
Hankyu Hanshin Holdings Inc	11,000	56
Kamigumi Co Ltd	3,000	27
Keio Corp	6,000	38
Keisei Electric Railway Co Ltd	3,000	27
Koninklijke Vopak NV	680	37
Kuehne + Nagel International AG	544	72
Mitsui OSK Lines Ltd	11,000	45
MTR Corp Ltd	14,000	50
Nippon Express Co Ltd	9,000	42
Nippon Yusen KK	17,000	53
Orient Overseas International Ltd	30,000	125

See accompanying notes

Schedule of Investments International Fund I January 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		19.26%
Japan		18.53%
France		12.08%
Switzerland		9.06%
Germany		8.32%
Hong Kong		3.72%
Australia		3.59%
Netherlands		3.09%
United States		3.08%
Sweden		2.00%
Ireland		1.99%
Norway		1.98%
Canada		1.82%
Finland		1.58%
Singapore		1.56%
Italy		1.49%
Luxembourg		1.10%
Spain		1.07%
Israel		0.81%
Belgium		0.77%
Russian Federation		0.70%
Denmark		0.60%
Macao		0.18%
Austria		0.17%
Guernsey		0.06%
Jersey, Channel Islands		0.04%
New Zealand		0.02%
Bermuda		0.02%
Mexico		0.02%
Portugal		0.01%
China		0.00%
Other Assets in Excess of Liabilities, Net		1.28%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
eMini MSCI EAFE; March 2014	Long	185	$17,507	$16,815	$(692)
S&P 500 Emini; March 2014	Long	83	7,591	7,373	(218)
Total					$(910)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2014 (unaudited)

COMMON STOCKS - 97.82%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.08%				Beverages - 2.14%
Interpublic Group of Cos Inc/The	14,860	$243		Coca-Cola Co/The	73,639	$2,785
Omnicom Group Inc	3,808	276		Coca-Cola Enterprises Inc	6,072	263
		$519		Constellation Brands Inc (a)	2,466	189
				Dr Pepper Snapple Group Inc	6,269	300
Aerospace & Defense - 2.70%				Green Mountain Coffee Roasters Inc	1,000	81
Boeing Co/The	20,167	2,526		Monster Beverage Corp (a)	3,500	238
General Dynamics Corp	3,419	346		PepsiCo Inc	129,092	10,374
L-3 Communications Holdings Inc	1,311	146				$14,230
Lockheed Martin Corp	2,750	415
Northrop Grumman Corp	2,270	262		Biotechnology - 2.32%
Orbital Sciences Corp (a)	233,261	5,703		Alexion Pharmaceuticals Inc (a)	4,634	735
Raytheon Co	65,268	6,205		Amgen Inc	71,542	8,510
Rockwell Collins Inc	1,999	151		Biogen Idec Inc (a)	5,317	1,663
United Technologies Corp	19,430	2,216		Celgene Corp (a)	6,918	1,051
		$17,970		Gilead Sciences Inc (a)	36,798	2,968
				Incyte Corp Ltd (a)	1,200	78
Agriculture - 1.17%				Regeneron Pharmaceuticals Inc (a)	1,494	431
Altria Group Inc	24,708	870				$15,436
Archer-Daniels-Midland Co	16,147	637
Lorillard Inc	5,452	268		Building Materials - 0.80%
Philip Morris International Inc	74,103	5,791		Eagle Materials Inc	56,946	4,484
Reynolds American Inc	4,639	225		Martin Marietta Materials Inc	2,800	305
		$7,791		Masco Corp	5,283	112
				Vulcan Materials Co	6,322	391
Airlines - 0.29%						$5,292
Delta Air Lines Inc	35,945	1,100
Southwest Airlines Co	10,310	216		Chemicals - 2.02%
United Continental Holdings Inc (a)	14,000	642		Air Products & Chemicals Inc	3,028	319
		$1,958		Airgas Inc	4,482	462
Apparel - 0.26%				Celanese Corp	7,300	370
Michael Kors Holdings Ltd (a)	2,655	212		CF Industries Holdings Inc	848	196
				Dow Chemical Co/The	17,522	797
Nike Inc	17,841	1,300		Eastman Chemical Co	2,278	178
VF Corp	3,648	213		Ecolab Inc	56,872	5,718
		$1,725		EI du Pont de Nemours & Co	9,333	569
Automobile Manufacturers - 0.66%				FMC Corp	1,973	139
Ford Motor Co	40,862	611		International Flavors & Fragrances Inc	1,206	104
General Motors Co	33,376	1,205		LyondellBasell Industries NV	9,702	764
Honda Motor Co Ltd ADR	63,758	2,392		Monsanto Co	11,799	1,258
PACCAR Inc	3,420	191		Mosaic Co/The	5,043	225
		$4,399		Potash Corp of Saskatchewan Inc	3,800	119
				PPG Industries Inc	2,631	480
Automobile Parts & Equipment - 1.49%				Praxair Inc	7,105	886
BorgWarner Inc	3,367	181		Sherwin-Williams Co/The	3,674	673
Delphi Automotive PLC	12,844	782		Sigma-Aldrich Corp	1,771	165
Goodyear Tire & Rubber Co/The	3,655	87				$13,422
Johnson Controls Inc	187,846	8,663
TRW Automotive Holdings Corp (a)	3,200	237		Coal - 0.02%
		$9,950		Consol Energy Inc	3,900	146
Banks - 7.75%
Bank of America Corp	217,908	3,650		Commercial Services - 1.07%
Bank of New York Mellon Corp/The	10,162	325		ADT Corp/The	2,959	89
				Alliance Data Systems Corp (a)	720	172
BB&T Corp	6,236	233
Capital One Financial Corp	6,394	451		Automatic Data Processing Inc	48,498	3,715
Citigroup Inc	279,563	13,260		Cintas Corp	1,490	85
Fifth Third Bancorp	13,061	275		Equifax Inc	1,800	126
Goldman Sachs Group Inc/The	3,728	612		H&R Block Inc	4,044	123
Huntington Bancshares Inc/OH	12,303	112		Iron Mountain Inc	6,900	182
JP Morgan Chase & Co	221,420	12,257		MasterCard Inc	23,870	1,807
KeyCorp	13,269	169		McGraw Hill Financial Inc	3,896	296
				Quanta Services Inc (a)	10,593	330
M&T Bank Corp	2,226	248
Morgan Stanley	39,058	1,153		Robert Half International Inc	2,051	86
Northern Trust Corp	9,000	542		Western Union Co/The	8,173	126
PNC Financial Services Group Inc/The	6,672	533				$7,137
Regions Financial Corp	20,386	207		Computers - 4.42%
State Street Corp	18,584	1,244		Accenture PLC - Class A	12,825	1,024
US Bancorp/MN	48,198	1,915		Apple Inc	35,551	17,797
Wells Fargo & Co	316,744	14,361		Cognizant Technology Solutions Corp (a)	6,675	647
Zions Bancorporation	2,733	79		EMC Corp/MA	20,592	499
		$51,626		Hewlett-Packard Co	19,230	558
				International Business Machines Corp	17,018	3,007

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electrical Components & Equipment - 0.16%
NetApp Inc	117,118	$4,959		Emerson Electric Co	7,196	$474
SanDisk Corp	5,744	400		Energizer Holdings Inc	3,700	350
Seagate Technology PLC	4,827	255		Hubbell Inc	2,200	257
Western Digital Corp	3,115	268				$1,081

		$29,414		Electronics - 2.96%
Consumer Products - 0.10%				Agilent Technologies Inc	19,095	1,110
Avery Dennison Corp	1,429	70		Allegion PLC	1,322	65
Clorox Co/The	1,908	169		FLIR Systems Inc	2,096	66
Kimberly-Clark Corp	3,913	428		Garmin Ltd	1,820	82
		$667		Honeywell International Inc	92,310	8,422
				Jabil Circuit Inc	2,736	49
Cosmetics & Personal Care - 0.88%				TE Connectivity Ltd	4,105	232
Avon Products Inc	26,800	399		Thermo Fisher Scientific Inc	60,241	6,936
Colgate-Palmolive Co	11,712	717		Trimble Navigation Ltd (a)	6,800	220
Procter & Gamble Co/The	61,513	4,713		Tyco International Ltd	62,743	2,541
		$5,829				$19,723

Distribution & Wholesale - 0.12%				Engineering & Construction - 0.08%
Fastenal Co	5,200	229		Fluor Corp	2,417	184
Fossil Group Inc (a)	727	81		Jacobs Engineering Group Inc (a)	5,948	361
Genuine Parts Co	2,284	188				$545
WW Grainger Inc	1,414	331
		$829		Entertainment - 0.01%

Diversified Financial Services - 2.76%				International Game Technology	3,684	53
American Express Co	76,604	6,513
Ameriprise Financial Inc	6,357	672		Environmental Control - 0.15%
BlackRock Inc	2,424	729		Republic Services Inc	3,996	128
Charles Schwab Corp/The	151,699	3,765		Stericycle Inc (a)	4,868	570
CME Group Inc/IL	6,695	500		Waste Management Inc	6,457	270
Discover Financial Services	15,612	838				$968
E*Trade Financial Corp (a)	10,300	206
Franklin Resources Inc	4,478	233		Food - 2.91%
				Danone ADR	338,941	4,501
IntercontinentalExchange Group Inc	3,274	684		General Mills Inc	21,003	1,008
Invesco Ltd	14,360	477		Hormel Foods Corp	1,992	91
LPL Financial Holdings Inc	2,600	139		JM Smucker Co/The	1,556	150
NASDAQ OMX Group Inc/The	1,711	65
Och-Ziff Capital Management Group LLC	7,400	103		Kellogg Co	15,505	899
Santander Consumer USA Holdings Inc (a)	6,800	174		Kraft Foods Group Inc	5,272	276
T Rowe Price Group Inc	2,308	181		Kroger Co/The	13,900	502
TD Ameritrade Holding Corp	9,500	297		McCormick & Co Inc/MD	103,511	6,643
				Mondelez International Inc	23,554	771
Visa Inc	12,905	2,780		Nestle SA ADR	46,390	3,370
		$18,356		Safeway Inc	3,651	114
Electric - 1.36%				Sysco Corp	7,846	276
AES Corp/VA	61,816	870		Tyson Foods Inc	4,020	150
American Electric Power Co Inc	20,950	1,023		Whole Foods Market Inc	11,993	627
Calpine Corp (a)	10,300	195				$19,378
CMS Energy Corp	13,535	376
Consolidated Edison Inc	4,335	236		Forest Products & Paper - 0.09%
Dominion Resources Inc/VA	5,897	400		International Paper Co	12,271	586
DTE Energy Co	2,616	178
Duke Energy Corp	7,174	507		Gas - 0.84%
Edison International	4,821	232		AGL Resources Inc	1,758	84
Entergy Corp	11,039	695		CenterPoint Energy Inc	20,142	471
Exelon Corp	12,907	375		NiSource Inc	10,500	361
FirstEnergy Corp	6,774	213		Sempra Energy	50,569	4,688
Integrys Energy Group Inc	1,180	64				$5,604
NextEra Energy Inc	4,376	402
Northeast Utilities	8,963	392		Hand & Machine Tools - 0.04%
NRG Energy Inc	21,686	604		Snap-on Inc	860	86
PG&E Corp	19,548	824		Stanley Black & Decker Inc	2,200	170
Pinnacle West Capital Corp	1,627	86				$256
PPL Corp	9,327	285		Healthcare - Products - 1.04%
Public Service Enterprise Group Inc	7,486	250		Baxter International Inc	4,802	328
SCANA Corp	2,079	98		Becton Dickinson and Co	8,286	896
Southern Co/The	7,801	322		Boston Scientific Corp (a)	16,600	225
TECO Energy Inc	5,000	82		CareFusion Corp (a)	3,128	128
Wisconsin Energy Corp	3,352	143		Covidien PLC	34,920	2,383
Xcel Energy Inc	7,364	213		DENTSPLY International Inc	8,711	402
		$9,065		Intuitive Surgical Inc (a)	300	122

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)				Internet (continued)
Life Technologies Corp (a)	2,556	$195		Yahoo! Inc (a)	8,345	$301
Medtronic Inc	10,221	578				$46,037
Patterson Cos Inc	1,233	49
St Jude Medical Inc	9,719	590		Iron & Steel - 0.04%
Stryker Corp	10,021	777		Cliffs Natural Resources Inc	2,265	44
Zimmer Holdings Inc	2,531	238		Nucor Corp	4,800	232
		$6,911				$276

Healthcare - Services - 1.34%				Leisure Products & Services - 0.74%
Aetna Inc	11,862	810		Carnival Corp	4,400	172
Cigna Corp	2,830	244		Harley-Davidson Inc	77,420	4,777
HCA Holdings Inc (a)	4,000	201				$4,949
Humana Inc	3,408	332		Lodging - 0.97%
Laboratory Corp of America Holdings (a)	1,294	116		Hilton Worldwide Holdings Inc (a)	21,790	472
Quest Diagnostics Inc	3,552	187		Las Vegas Sands Corp	6,400	490
UnitedHealth Group Inc	85,557	6,184		Marriott International Inc/DE	3,324	164
WellPoint Inc	9,524	819		Starwood Hotels & Resorts Worldwide Inc	69,181	5,168
		$8,893		Wyndham Worldwide Corp	1,928	137
Home Builders - 0.61%						$6,431
Lennar Corp	4,300	173		Machinery - Construction & Mining - 0.77%
Pulte Group Inc	5,101	103		Caterpillar Inc	53,869	5,059
Toll Brothers Inc (a)	103,722	3,812		Joy Global Inc	1,572	83
		$4,088				$5,142

Home Furnishings - 0.06%				Machinery - Diversified - 1.41%
Harman International Industries Inc	2,599	269		Cummins Inc	7,180	912
Whirlpool Corp	1,162	155		Deere & Co	3,914	337
		$424		Flowserve Corp	42,811	3,096
Housewares - 0.02%				Rockwell Automation Inc	39,232	4,506
Newell Rubbermaid Inc	4,250	131		Roper Industries Inc	2,400	329
				Xylem Inc/NY	6,030	201
						$9,381
Insurance - 4.28%
ACE Ltd	3,771	354		Media - 3.45%
Aflac Inc	5,169	325		CBS Corp	5,781	340
Allstate Corp/The	25,144	1,287		Comcast Corp - Class A	49,986	2,721
American International Group Inc	13,027	625		DIRECTV (a)	5,062	351
Aon PLC	3,338	269		Discovery Communications Inc - A Shares (a)	3,340	267
Assurant Inc	1,076	70		Discovery Communications Inc - C Shares (a)	7,150	527
Berkshire Hathaway Inc - Class A (a)	30	5,085		Gannett Co Inc	3,373	93
Berkshire Hathaway Inc - Class B (a)	24,262	2,708		Graham Holdings Co	64	40
Chubb Corp/The	2,792	236		News Corp (a)	19,800	316
Cincinnati Financial Corp	2,182	106		Nielsen Holdings NV	3,744	158
CNA Financial Corp	3,000	118		Scripps Networks Interactive Inc	1,622	118
Fidelity National Financial Inc	7,300	230		Time Warner Cable Inc	5,721	762
Genworth Financial Inc (a)	7,314	108		Time Warner Inc	11,738	738
Lincoln National Corp	3,882	186		Twenty-First Century Fox Inc - A Shares	48,862	1,554
Loews Corp	4,900	218		Twenty-First Century Fox Inc - B Shares	194,224	6,068
Marsh & McLennan Cos Inc	25,386	1,160		Viacom Inc	13,005	1,068
MetLife Inc	258,285	12,669		Walt Disney Co/The	108,307	7,864
Progressive Corp/The	29,968	697				$22,985
Prudential Financial Inc	4,097	346		Metal Fabrication & Hardware - 0.21%
Torchmark Corp	1,338	101		Precision Castparts Corp	5,385	1,372
Travelers Cos Inc/The	4,037	328
Unum Group	4,865	156
XL Group PLC	37,641	1,082		Mining - 0.15%
		$28,464		Alcoa Inc	15,828	182
				Freeport-McMoRan Copper & Gold Inc	22,304	723
Internet - 6.92%				Newmont Mining Corp	4,700	102
Amazon.com Inc (a)	15,840	5,681				$1,007
eBay Inc (a)	21,507	1,144
Equinix Inc (a)	1,800	333		Miscellaneous Manufacturing - 3.02%
F5 Networks Inc (a)	1,148	123		3M Co	14,839	1,902
Facebook Inc (a)	151,587	9,485		Danaher Corp	22,628	1,683
Google Inc (a)	19,760	23,336		Dover Corp	2,521	218
Netflix Inc (a)	1,700	696		Eaton Corp PLC	4,197	307
priceline.com Inc (a)	1,332	1,525		General Electric Co	453,483	11,397
Splunk Inc (a)	35,370	2,725		Illinois Tool Works Inc	4,174	329
Symantec Corp	10,300	220		Ingersoll-Rand PLC	6,465	380
TripAdvisor Inc (a)	1,640	127		Pall Corp	1,638	131
VeriSign Inc (a)	5,807	341		Parker Hannifin Corp	2,208	250

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing (continued)				Pharmaceuticals (continued)
Pentair Ltd	43,480	$3,232		Johnson & Johnson	129,876	$11,490
Textron Inc	8,300	295		McKesson Corp	6,051	1,055
		$20,124		Mead Johnson Nutrition Co	2,989	230
				Merck & Co Inc	277,807	14,715
Office & Business Equipment - 0.04%				Mylan Inc/PA (a)	5,665	257
Pitney Bowes Inc	2,988	75		Perrigo Co PLC	3,262	508
Xerox Corp	17,125	186		Pfizer Inc	468,781	14,251
		$261		Roche Holding AG ADR	35,023	2,403
Oil & Gas - 6.53%						$56,443
Anadarko Petroleum Corp	13,597	1,097		Pipelines - 0.20%
Apache Corp	14,102	1,132		Kinder Morgan Inc/DE	5,957	203
Cabot Oil & Gas Corp	5,500	220		ONEOK Inc	3,052	209
Chesapeake Energy Corp	7,480	201		Spectra Energy Corp	17,927	644
Chevron Corp	48,257	5,387		Williams Cos Inc/The	6,046	245
Cimarex Energy Co	17,100	1,676				$1,301
Concho Resources Inc (a)	1,700	166
ConocoPhillips	18,295	1,189		Private Equity - 0.58%
Denbury Resources Inc	5,426	87		Blackstone Group LP	118,831	3,892
Devon Energy Corp	3,375	200
Ensco PLC	3,457	174		Real Estate - 0.02% (a)
EOG Resources Inc	2,873	475		CBRE Group Inc	4,119	109
EQT Corp	5,931	550
Exxon Mobil Corp	138,276	12,743
Helmerich & Payne Inc	1,585	140		REITS - 1.66%
Hess Corp	69,216	5,225		American Tower Corp	53,161	4,300
Marathon Oil Corp	7,333	240		Apartment Investment & Management Co	2,159	60
Marathon Petroleum Corp	3,168	276		AvalonBay Communities Inc	5,600	691
Murphy Oil Corp	2,601	147		Boston Properties Inc	4,562	493
Nabors Industries Ltd	3,844	66		Crown Castle International Corp (a)	9,955	707
Noble Corp plc	3,750	116		Equity Residential	4,960	275
Noble Energy Inc	3,179	198		General Growth Properties Inc	13,055	263
Occidental Petroleum Corp	81,046	7,097		HCP Inc	6,752	264
Phillips 66	16,560	1,210		Health Care REIT Inc	4,270	247
Pioneer Natural Resources Co	4,262	722		Host Hotels & Resorts Inc	11,190	206
QEP Resources Inc	2,653	82		Kimco Realty Corp	6,062	127
Range Resources Corp	5,600	483		Macerich Co/The	2,079	118
Rowan Cos PLC (a)	1,838	58		Plum Creek Timber Co Inc	2,618	113
Royal Dutch Shell PLC ADR	8,900	615		Public Storage	1,821	287
Southwestern Energy Co (a)	5,189	211		Simon Property Group Inc	8,699	1,347
Talisman Energy Inc	18,900	203		SL Green Realty Corp	900	84
Tesoro Corp	1,966	101		Ventas Inc	4,352	272
Valero Energy Corp	16,279	832		Vornado Realty Trust	7,774	713
WPX Energy Inc (a)	9,066	173		Weyerhaeuser Co	17,091	511
		$43,492				$11,078

Oil & Gas Services - 1.43%				Retail - 4.95%
Baker Hughes Inc	8,230	466		AutoNation Inc (a)	955	47
Cameron International Corp (a)	40,425	2,424		AutoZone Inc (a)	1,304	645
FMC Technologies Inc (a)	300	15		Bed Bath & Beyond Inc (a)	3,178	203
Halliburton Co	77,308	3,789		Best Buy Co Inc	4,044	95
National Oilwell Varco Inc	4,506	338		CarMax Inc (a)	14,700	663
Schlumberger Ltd	28,535	2,499		Chipotle Mexican Grill Inc (a)	1,358	750
		$9,531		Coach Inc	10,851	520
				Costco Wholesale Corp	9,465	1,063
Packaging & Containers - 0.08%				CVS Caremark Corp	102,042	6,910
Ball Corp	6,441	330		Dollar General Corp (a)	6,061	342
Bemis Co Inc	1,523	59		Dollar Tree Inc (a)	9,479	479
Owens-Illinois Inc (a)	2,441	78
				Family Dollar Stores Inc	1,430	88
Sealed Air Corp	2,902	90		GameStop Corp	1,730	61
		$557		Gap Inc/The	3,920	149
Pharmaceuticals - 8.48%				Home Depot Inc/The	25,889	1,989
Abbott Laboratories	30,680	1,124		Kohl's Corp	10,179	515
AbbVie Inc	31,888	1,570		L Brands Inc	7,300	382
Actavis PLC (a)	4,839	915		Lowe's Cos Inc	74,069	3,429
Allergan Inc/United States	4,228	484		Macy's Inc	10,753	572
AmerisourceBergen Corp	3,403	229		McDonald's Corp	12,503	1,177
Bristol-Myers Squibb Co	99,039	4,949		Nordstrom Inc	2,117	122
Cardinal Health Inc	3,495	238		O'Reilly Automotive Inc (a)	1,588	208
Eli Lilly & Co	10,551	570		Panera Bread Co (a)	800	135
Express Scripts Holding Co (a)	19,482	1,455		PetSmart Inc	1,535	97
				PVH Corp	1,700	205

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Transportation (continued)
Ross Stores Inc	10,307	$700		FedEx Corp	9,043	$1,206
Staples Inc	9,774	129		Norfolk Southern Corp	3,158	292
Starbucks Corp	17,472	1,242		Union Pacific Corp	7,308	1,273
Target Corp	12,192	691		United Parcel Service Inc	13,407	1,277
Tiffany & Co	2,500	208				$4,536
Tim Hortons Inc	3,500	181		TOTAL COMMON STOCKS		$651,304
TJX Cos Inc	102,168	5,861			Maturity
Urban Outfitters Inc (a)	1,614	58		REPURCHASE AGREEMENTS - 2.10%	Amount (000's)	Value(000	's)
Walgreen Co	8,930	512
Wal-Mart Stores Inc	30,715	2,294		Banks- 2.10%
Yum! Brands Inc	3,940	265		Investment in Joint Trading Account; Barclays $	1,762	$1,762
		$32,987		Bank PLC Repurchase Agreement; 0.02%
				dated 01/31/2014 maturing 02/03/2014
Semiconductors - 1.90%				(collateralized by US Government
Altera Corp	15,952	533		Securities; $1,797,075; 0.25% - 1.50%;
Applied Materials Inc	47,447	798		dated 03/31/15 - 01/31/19)
ASML Holding NV - NY Reg Shares	57,373	4,855		Investment in Joint Trading Account; Credit	4,762	4,762
Atmel Corp (a)	17,300	145		Suisse Repurchase Agreement; 0.01%
Avago Technologies Ltd	6,700	366		dated 01/31/2014 maturing 02/03/2014
Broadcom Corp	23,700	705		(collateralized by US Government
First Solar Inc (a)	1,044	53		Securities; $4,857,234; 0.00% - 11.25%;
Intel Corp	63,053	1,547		dated 02/15/15 - 02/15/41)
KLA-Tencor Corp	2,466	152		Investment in Joint Trading Account; Deutsche	5,034	5,034
Micron Technology Inc (a)	9,309	215		Bank Repurchase Agreement; 0.02% dated
NVIDIA Corp	8,562	134		01/31/2014 maturing 02/03/2014
Qualcomm Inc	36,040	2,675		(collateralized by US Government
Texas Instruments Inc	10,958	465		Securities; $5,134,497; 0.00% - 7.13%;
		$12,643		dated 02/25/14 - 05/04/37)
Software - 4.20%				Investment in Joint Trading Account; Merrill	2,395	2,395
Adobe Systems Inc (a)	4,114	244		Lynch Repurchase Agreement; 0.02%
Akamai Technologies Inc (a)	11,100	529		dated 01/31/2014 maturing 02/03/2014
Autodesk Inc (a)	17,300	887		(collateralized by US Government
CA Inc	4,807	154		Securities; $2,442,788; 0.00% - 5.50%;
Check Point Software Technologies Ltd (a)	2,500	164		dated 02/25/14 - 07/05/22)
Citrix Systems Inc (a)	13,758	744				$13,953
Dun & Bradstreet Corp/The	565	62		TOTAL REPURCHASE AGREEMENTS		$13,953
Fidelity National Information Services Inc	6,900	350		Total Investments		$665,257
Intuit Inc	3,046	223		Other Assets in Excess of Liabilities, Net - 0.08%		$502
Microsoft Corp	394,689	14,939		TOTAL NET ASSETS - 100.00%		$665,759
Oracle Corp	66,438	2,451
Paychex Inc	4,809	201
Red Hat Inc (a)	54,090	3,056		(a) Non-Income Producing Security
Salesforce.com Inc (a)	4,908	297
VMware Inc (a)	40,350	3,637
		$27,938		Portfolio Summary (unaudited)
				Sector		Percent
Telecommunications - 2.28%				Consumer, Non-cyclical		21.48%
AT&T Inc	87,819	2,926
CenturyLink Inc	8,747	252		Financial		19.15%
Cisco Systems Inc	92,602	2,029		Industrial		13.05%
Corning Inc	14,481	249		Communications		12.73%
Frontier Communications Corp	14,776	69		Technology		10.53%
Harris Corp	1,582	110		Consumer, Cyclical		10.30%
Juniper Networks Inc (a)	77,147	2,053		Energy		8.18%
Motorola Solutions Inc	5,200	332		Basic Materials		2.30%
Verizon Communications Inc	148,306	7,122		Utilities		2.20%
Windstream Holdings Inc	8,831	66		Other Assets in Excess of Liabilities, Net		0.08%
		$15,208		TOTAL NET ASSETS		100.00%

Textiles - 0.02%
Mohawk Industries Inc (a)	902	128

Toys, Games & Hobbies - 0.09%
Hasbro Inc	4,508	221
Mattel Inc	10,809	409
		$630

Transportation - 0.68%
CH Robinson Worldwide Inc	2,244	131
CSX Corp	10,362	279
Expeditors International of Washington Inc	1,900	78

See accompanying notes

Schedule of Investments LargeCap Blend Fund II January 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
S&P 500 Emini; March 2014	Long	164	$14,944		$14,568	$(376)
Total						$(376)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 96.08%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 1.84%				Healthcare - Products (continued)
Boeing Co/The	461,321	$57,785		St Jude Medical Inc	661,400	$40,167
						$74,839

Airlines - 3.33%				Internet - 11.34%
Delta Air Lines Inc	2,583,630	79,085		Amazon.com Inc (a)	192,799	69,155
United Continental Holdings Inc (a)	551,700	25,290		Facebook Inc (a)	779,486	48,772
		$104,375		Google Inc (a)	91,842	108,463
				LinkedIn Corp (a)	219,635	47,268
Apparel - 5.03%				priceline.com Inc (a)	27,702	31,716
Michael Kors Holdings Ltd (a)	640,546	51,199
				Splunk Inc (a)	312,209	24,049
Nike Inc	1,302,647	94,898		Yelp Inc (a)	350,884	26,650
Under Armour Inc (a)	109,734	11,863
		$157,960				$356,073
				Leisure Products & Services - 0.50%
Automobile Manufacturers - 1.45%				Royal Caribbean Cruises Ltd	317,700	15,758
General Motors Co	1,261,171	45,503

				Lodging - 2.56%
Automobile Parts & Equipment - 1.40%				Las Vegas Sands Corp	1,047,808	80,178
Johnson Controls Inc	953,140	43,959

				Media - 2.19%
Banks - 1.43%				Comcast Corp - Class A	1,264,172	68,834
Morgan Stanley	1,522,100	44,917

Beverages - 1.44%				Oil & Gas - 5.36%
Constellation Brands Inc (a)	283,600	21,744		Noble Energy Inc	914,130	56,978
Monster Beverage Corp (a)	344,200	23,371		Occidental Petroleum Corp	444,871	38,957
				Pioneer Natural Resources Co	427,220	72,337
		$45,115				$168,272
Biotechnology - 9.65%
Biogen Idec Inc (a)	430,895	134,715		Oil & Gas Services - 1.91%
Gilead Sciences Inc (a)	1,604,410	129,396		Halliburton Co	1,224,637	60,019
Regeneron Pharmaceuticals Inc (a)	134,614	38,848
		$302,959		Pharmaceuticals - 11.45%
				Actavis PLC (a)	402,116	75,992
Building Materials - 1.41%				Allergan Inc/United States	266,500	30,541
Masco Corp	2,097,350	44,380		Bristol-Myers Squibb Co	810,565	40,504
				McKesson Corp	275,502	48,050
Chemicals - 3.03%				Pfizer Inc	1,984,171	60,319
LyondellBasell Industries NV	408,695	32,189		Pharmacyclics Inc (a)	250,549	33,340
PPG Industries Inc	344,291	62,785		Valeant Pharmaceuticals International Inc (a)	520,140	70,552
		$94,974				$359,298

Commercial Services - 4.92%				Retail - 4.41%
FleetCor Technologies Inc (a)	336,074	35,731		Home Depot Inc/The	794,381	61,048
Hertz Global Holdings Inc (a)	1,554,707	40,454		Starbucks Corp	1,086,671	77,284
MasterCard Inc	1,032,670	78,152				$138,332

		$154,337		Semiconductors - 1.97%
Computers - 4.42%				Cree Inc (a)	513,106	31,002
Apple Inc	276,931	138,632		Lam Research Corp (a)	607,957	30,768
						$61,770

Cosmetics & Personal Care - 1.49%				Software - 1.76%
Estee Lauder Cos Inc/The	680,092	46,749		ServiceNow Inc (a)	481,429	30,537
				Workday Inc (a)	276,409	24,750

Diversified Financial Services - 6.44%						$55,287
American Express Co	480,900	40,886		Transportation - 1.68%
CME Group Inc/IL	401,400	30,009		Canadian Pacific Railway Ltd	348,863	52,846
Discover Financial Services	1,196,616	64,198
Visa Inc	311,101	67,021		TOTAL COMMON STOCKS		$3,015,783
		$202,114			Maturity
Energy - Alternate Sources - 0.29%				REPURCHASE AGREEMENTS - 1.96%	Amount (000's)	Value(000	's)
SolarCity Corp (a)	121,600	9,009		Banks - 1.96%
				Investment in Joint Trading Account; Barclays $ 7,775		$7,775
Food - 1.00%				Bank PLC Repurchase Agreement; 0.02%
Safeway Inc	1,008,600	31,509		dated 01/31/2014 maturing 02/03/2014
				(collateralized by US Government
				Securities; $7,930,769; 0.25% - 1.50%;
Healthcare - Products - 2.38%				dated 03/31/15 - 01/31/19)
Boston Scientific Corp (a)	2,562,636	34,672

See accompanying notes

Schedule of Investments LargeCap Growth Fund January 31, 2014 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Credit	$21,016	$21,016
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $21,435,736; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	22,215	22,215
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $22,659,340; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	10,569	10,569
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $10,780,408; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
		$61,575
TOTAL REPURCHASE AGREEMENTS		$61,575
Total Investments		$3,077,358
Other Assets in Excess of Liabilities, Net - 1.96%		$61,454
TOTAL NET ASSETS - 100.00%		$3,138,812

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		32.33%
Consumer, Cyclical		18.68%
Communications		13.53%
Financial		9.83%
Technology		8.15%
Energy		7.56%
Industrial		4.93%
Basic Materials		3.03%
Other Assets in Excess of Liabilities, Net		1.96%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2014 (unaudited)

COMMON STOCKS - 97.28%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.04%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	33,325	$544		Myriad Genetics Inc (a)	13,807	$382
Omnicom Group Inc	28,650	2,079		Regeneron Pharmaceuticals Inc (a)	100,376	28,967
		$2,623		United Therapeutics Corp (a)	8,058	827
				Vertex Pharmaceuticals Inc (a)	185,675	14,676
Aerospace & Defense - 1.78%						$451,207
B/E Aerospace Inc (a)	15,590	1,239
Boeing Co/The	707,615	88,636		Building Materials - 0.29%
Lockheed Martin Corp	28,188	4,254		Fortune Brands Home & Security Inc	24,813	1,118
Rockwell Collins Inc	20,944	1,582		Lennox International Inc	8,725	755
United Technologies Corp	277,045	31,589		Masco Corp	61,800	1,308
		$127,300		Vulcan Materials Co	280,361	17,307

Agriculture - 0.37%						$20,488
Altria Group Inc	229,653	8,088		Chemicals - 3.28%
Archer-Daniels-Midland Co	8,437	333		Albemarle Corp	5,366	344
Lorillard Inc	44,933	2,212		Celanese Corp	27,659	1,401
Philip Morris International Inc	186,991	14,611		Dow Chemical Co/The	27,441	1,249
Reynolds American Inc	23,107	1,121		Eastman Chemical Co	17,781	1,386
		$26,365		Ecolab Inc	1,137,408	114,355
				EI du Pont de Nemours & Co	101,012	6,163
Airlines - 0.76%				FMC Corp	23,287	1,645
Alaska Air Group Inc	11,234	888		International Flavors & Fragrances Inc	14,122	1,224
Copa Holdings SA	5,759	753		LyondellBasell Industries NV	44,547	3,508
Delta Air Lines Inc	42,905	1,313		Monsanto Co	58,585	6,242
Southwest Airlines Co	13,742	288		PPG Industries Inc	14,246	2,598
United Continental Holdings Inc (a)	1,108,434	50,811
				Praxair Inc	356,578	44,472
		$54,053		RPM International Inc	21,195	841
Apparel - 0.45%				Sherwin-Williams Co/The	243,171	44,564
Carter's Inc	10,268	691		Sigma-Aldrich Corp	19,686	1,830
Hanesbrands Inc	17,076	1,215		Valspar Corp/The	15,437	1,085
Michael Kors Holdings Ltd (a)	235,919	18,857		Westlake Chemical Corp	3,038	369
Nike Inc	78,496	5,718		WR Grace & Co (a)	11,456	1,081
Ralph Lauren Corp	10,529	1,652				$234,357
Under Armour Inc (a)	14,563	1,574
				Commercial Services - 2.00%
VF Corp	38,816	2,269		Alliance Data Systems Corp (a)	5,585	1,339
		$31,976		Automatic Data Processing Inc	46,631	3,572
Automobile Manufacturers - 0.30%				Booz Allen Hamilton Holding Corp	4,993	91
Ford Motor Co	131,203	1,963		Cintas Corp	5,015	286
PACCAR Inc	7,895	442		Equifax Inc	20,884	1,463
Tesla Motors Inc (a)	106,136	19,254		FleetCor Technologies Inc (a)	11,764	1,251
		$21,659		Gartner Inc (a)	16,391	1,153
				Genpact Ltd (a)	2,950,212	50,066
Automobile Parts & Equipment - 0.12%				H&R Block Inc	47,171	1,434
BorgWarner Inc	25,608	1,375		KAR Auction Services Inc	4,938	137
Delphi Automotive PLC	87,742	5,342		MasterCard Inc	769,820	58,260
Goodyear Tire & Rubber Co/The	42,585	1,008		Moody's Corp	21,139	1,577
Lear Corp	1,571	114		Morningstar Inc	3,540	273
WABCO Holdings Inc (a)	10,123	873		Quanta Services Inc (a)	7,649	238
		$8,712		Robert Half International Inc	24,199	1,011
Banks - 1.24%				Rollins Inc	11,079	319
Morgan Stanley	1,298,200	38,310		RR Donnelley & Sons Co	17,098	316
State Street Corp	751,200	50,293		SEI Investments Co	23,310	794
				Service Corp International/US	28,651	507
		$88,603		Vantiv Inc (a)	507,366	15,393
Beverages - 1.02%				Verisk Analytics Inc (a)	25,528	1,630
Coca-Cola Co/The	437,301	16,539		Western Union Co/The	95,287	1,468
Coca-Cola Enterprises Inc	26,348	1,140				$142,578
Constellation Brands Inc (a)	25,066	1,922
Dr Pepper Snapple Group Inc	35,812	1,715		Computers - 6.17%
Green Mountain Coffee Roasters Inc	17,065	1,382		Accenture PLC - Class A	941,120	75,176
PepsiCo Inc	621,215	49,921		Apple Inc	357,445	178,937
				Cognizant Technology Solutions Corp (a)	939,215	91,029
		$72,619		DST Systems Inc	4,735	431
Biotechnology - 6.32%				EMC Corp/MA	112,929	2,737
Alexion Pharmaceuticals Inc (a)	271,691	43,126		IHS Inc (a)	11,420	1,295
Amgen Inc	84,378	10,037		International Business Machines Corp	114,844	20,291
Biogen Idec Inc (a)	258,807	80,914		Jack Henry & Associates Inc	14,934	833
Celgene Corp (a)	363,597	55,241		NetApp Inc	1,618,866	68,543
Charles River Laboratories International Inc (a)	3,817	216		SanDisk Corp	17,298	1,203
Gilead Sciences Inc (a)	2,665,749	214,992				$440,475
Illumina Inc (a)	12,036	1,829

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Consumer Products - 0.12%				Environmental Control - 1.25%
Avery Dennison Corp	5,477	$270		Stericycle Inc (a)	750,129	$87,810
Church & Dwight Co Inc	23,647	1,527		Waste Connections Inc	19,944	816
Jarden Corp (a)	19,484	1,178		Waste Management Inc	6,492	271
Kimberly-Clark Corp	38,244	4,183				$88,897
Scotts Miracle-Gro Co/The	7,252	431
Tupperware Brands Corp	9,171	718		Food - 1.84%
		$8,307		ConAgra Foods Inc	37,193	1,182
				General Mills Inc	62,412	2,997
Cosmetics & Personal Care - 1.76%				Hershey Co/The	14,520	1,443
Colgate-Palmolive Co	89,984	5,510		Hillshire Brands Co	21,048	750
Estee Lauder Cos Inc/The	1,212,252	83,330		Hormel Foods Corp	22,921	1,042
Procter & Gamble Co/The	479,300	36,724		JM Smucker Co/The	2,437	235
		$125,564		Kellogg Co	23,170	1,343
				Kraft Foods Group Inc	57,559	3,013
Distribution & Wholesale - 1.12%				Kroger Co/The	61,563	2,222
Fastenal Co	324,767	14,267		Whole Foods Market Inc	2,239,271	117,025
Fossil Group Inc (a)	550,604	61,574
Genuine Parts Co	16,230	1,335				$131,252
LKQ Corp (a)	50,354	1,363		Forest Products & Paper - 0.03%
WW Grainger Inc	6,421	1,506		International Paper Co	43,934	2,097
		$80,045

Diversified Financial Services - 5.34%				Gas - 0.00%
Affiliated Managers Group Inc (a)	9,137	1,820		Questar Corp	3,888	91
American Express Co	103,753	8,821
Ameriprise Financial Inc	11,142	1,177		Hand & Machine Tools - 0.02%
BlackRock Inc	5,011	1,506		Lincoln Electric Holdings Inc	14,386	995
CBOE Holdings Inc	14,920	776		Snap-on Inc	1,145	115
Charles Schwab Corp/The	4,149,968	103,002				$1,110
Eaton Vance Corp	20,846	794
Federated Investors Inc	11,884	320		Healthcare - Products - 2.09%
Franklin Resources Inc	44,649	2,322		Baxter International Inc	58,605	4,003
IntercontinentalExchange Group Inc	8,200	1,712		Becton Dickinson and Co	21,002	2,271
T Rowe Price Group Inc	28,354	2,224		Cooper Cos Inc/The	6,203	771
TD Ameritrade Holding Corp	1,591,500	49,734		CR Bard Inc	13,580	1,760
Visa Inc	954,432	205,614		DENTSPLY International Inc	6,937	320
Waddell & Reed Financial Inc	14,876	964		Henry Schein Inc (a)	15,101	1,735
		$380,786		IDEXX Laboratories Inc (a)	9,118	1,042
				Intuitive Surgical Inc (a)	317,271	129,313
Electric - 0.01%				Life Technologies Corp (a)	19,416	1,477
ITC Holdings Corp	9,065	938		Patterson Cos Inc	13,542	541
				ResMed Inc	24,692	1,077
Electrical Components & Equipment - 0.08%				Sirona Dental Systems Inc (a)	9,511	684
AMETEK Inc	26,447	1,307		St Jude Medical Inc	20,275	1,231
Emerson Electric Co	58,390	3,850		Stryker Corp	20,885	1,620
Hubbell Inc	7,461	871		Varian Medical Systems Inc (a)	18,853	1,533
		$6,028		Zimmer Holdings Inc	1,625	153
						$149,531
Electronics - 2.04%
Agilent Technologies Inc	7,046	410		Healthcare - Services - 2.91%
Allegion PLC	12,325	608		Aetna Inc	17,426	1,191
Amphenol Corp	1,002,297	87,079		Cigna Corp	2,881	249
FLIR Systems Inc	17,140	544		Covance Inc (a)	763,639	72,210
Gentex Corp/MI	14,294	463		DaVita HealthCare Partners Inc (a)	1,241,021	80,579
Honeywell International Inc	85,440	7,795		Humana Inc	48,600	4,729
Mettler-Toledo International Inc (a)	5,231	1,288		Laboratory Corp of America Holdings (a)	15,812	1,420
National Instruments Corp	1,572,210	45,594		Mednax Inc (a)	11,262	627
Waters Corp (a)	14,851	1,608		Quest Diagnostics Inc	1,819	95
		$145,389		UnitedHealth Group Inc	636,000	45,970
				Universal Health Services Inc	10,306	845
Engineering & Construction - 1.43%						$207,915
AECOM Technology Corp (a)	1,730	49
Fluor Corp	1,347,511	102,357		Home Builders - 0.47%
		$102,406		DR Horton Inc	1,399,000	32,848
				Thor Industries Inc	7,434	382
Entertainment - 0.03%						$33,230
Bally Technologies Inc (a)	6,684	490
International Game Technology	45,114	651		Home Furnishings - 0.00%
Lions Gate Entertainment Corp	13,635	441		Whirlpool Corp	965	129
Madison Square Garden Co/The (a)	10,408	604
		$2,186		Housewares - 0.02%
				Newell Rubbermaid Inc	28,963	895

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Housewares (continued)				Media - 1.53%
Toro Co	10,029	$635		AMC Networks Inc (a)	10,400	$670
		$1,530		CBS Corp	62,289	3,658
				Comcast Corp - Class A	273,404	14,887
Insurance - 0.15%				DIRECTV (a)	57,863	4,018
Allied World Assurance Co Holdings AG	1,988	205		Discovery Communications Inc - A Shares (a)	27,117	2,163
American Financial Group Inc/OH	1,833	101		Discovery Communications Inc - C Shares (a)	379,587	27,983
Aon PLC	25,911	2,085		FactSet Research Systems Inc	7,618	806
Arch Capital Group Ltd (a)	1,453	78		Liberty Global PLC - A Shares (a)	32,006	2,558
Arthur J Gallagher & Co	21,959	1,015		Nielsen Holdings NV	5,469	231
Axis Capital Holdings Ltd	5,259	237		Scripps Networks Interactive Inc	19,007	1,378
Brown & Brown Inc	9,361	295		Time Warner Cable Inc	32,241	4,297
Chubb Corp/The	6,424	543		Twenty-First Century Fox Inc - A Shares	1,226,650	39,032
Hanover Insurance Group Inc/The	2,180	121		Viacom Inc	50,287	4,129
Marsh & McLennan Cos Inc	40,270	1,841		Walt Disney Co/The	44,311	3,217
Progressive Corp/The	52,730	1,225				$109,027
Prudential Financial Inc	17,125	1,445
Travelers Cos Inc/The	17,620	1,432		Metal Fabrication & Hardware - 1.31%
		$10,623		Precision Castparts Corp	364,942	92,969
Internet - 12.03%				Valmont Industries Inc	4,639	679
Amazon.com Inc (a)	453,497	162,664				$93,648
Baidu Inc ADR(a)	234,834	36,752		Miscellaneous Manufacturing - 2.99%
Ctrip.com International Ltd ADR(a)	432,700	17,096		3M Co	63,409	8,128
eBay Inc (a)	627,197	33,367		AO Smith Corp	5,746	271
F5 Networks Inc (a)	13,824	1,479		Colfax Corp (a)	254,600	15,340
Facebook Inc (a)	984,191	61,581		Crane Co	7,749	489
Google Inc (a)	321,520	379,705		Danaher Corp	2,449,451	182,215
HomeAway Inc (a)	9,532	390		Donaldson Co Inc	23,429	967
Liberty Interactive Corp (a)	7,474	200		Dover Corp	13,713	1,187
Liberty Ventures (a)	6,209	720		Illinois Tool Works Inc	15,265	1,204
LinkedIn Corp (a)	108,373	23,323		Ingersoll-Rand PLC	23,111	1,359
Netflix Inc (a)	82,229	33,659		ITT Corp	15,584	638
priceline.com Inc (a)	88,497	101,319		Pall Corp	19,354	1,550
Rackspace Hosting Inc (a)	19,067	694				$213,348
Splunk Inc (a)	17,553	1,352
Symantec Corp	55,148	1,181		Office & Business Equipment - 0.01%
TripAdvisor Inc (a)	19,411	1,498		Pitney Bowes Inc	15,179	382
VeriSign Inc (a)	24,047	1,413
		$858,393		Oil & Gas - 1.91%
				Anadarko Petroleum Corp	4,776	385
Leisure Products & Services - 0.04%				Antero Resources Corp (a)	134,000	7,871
Harley-Davidson Inc	24,837	1,532		Atwood Oceanics Inc (a)	1,836	87
Polaris Industries Inc	11,219	1,405		Cabot Oil & Gas Corp	46,641	1,865
		$2,937		Concho Resources Inc (a)	17,669	1,728
Lodging - 2.16%				Continental Resources Inc/OK (a)	7,400	816
Hilton Worldwide Holdings Inc (a)	562,400	12,176		EOG Resources Inc	28,003	4,627
Las Vegas Sands Corp	899,315	68,816		EQT Corp	13,231	1,228
Marriott International Inc/DE	35,624	1,756		Noble Energy Inc	7,687	479
MGM Resorts International (a)	1,093,000	26,626		Oasis Petroleum Inc (a)	16,222	678
Starwood Hotels & Resorts Worldwide Inc	14,326	1,070		Pioneer Natural Resources Co	300,753	50,923
Wyndham Worldwide Corp	23,543	1,670		QEP Resources Inc	3,155	97
Wynn Resorts Ltd	192,176	41,783		Range Resources Corp	711,909	61,360
		$153,897		Seadrill Ltd	34,183	1,221
				SM Energy Co	11,630	963
Machinery - Construction & Mining - 0.03%				Southwestern Energy Co (a)	38,645	1,572
Caterpillar Inc	20,628	1,937		Whiting Petroleum Corp (a)	1,624	95
						$135,995

Machinery - Diversified - 1.97%				Oil & Gas Services - 4.20%
Babcock & Wilcox Co/The	13,430	460		Baker Hughes Inc	4,820	273
Cummins Inc	16,895	2,145		Cameron International Corp (a)	27,073	1,623
Deere & Co	42,143	3,623		Core Laboratories NV	477,024	85,349
Flowserve Corp	288,365	20,857		FMC Technologies Inc (a)	1,763,459	87,185
Graco Inc	10,616	738		Halliburton Co	93,872	4,601
IDEX Corp	13,275	956		MRC Global Inc (a)	6,173	172
Nordson Corp	11,157	773		Oceaneering International Inc	18,747	1,278
Rockwell Automation Inc	15,165	1,742		RPC Inc	8,787	150
Roper Industries Inc	611,348	83,902		Schlumberger Ltd	1,364,071	119,452
Wabtec Corp/DE	343,600	25,361				$300,083
Zebra Technologies Corp (a)	777	43
		$140,600		Packaging & Containers - 0.09%
				Ball Corp	25,770	1,319

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Packaging & Containers (continued)				Retail (continued)
Bemis Co Inc	7,629	$294		Costco Wholesale Corp	677,935	$76,172
Crown Holdings Inc (a)	21,266	874		Dillard's Inc	3,165	276
Owens-Illinois Inc (a)	16,783	538		Dollar General Corp (a)	36,461	2,054
Packaging Corp of America	16,983	1,097		Dollar Tree Inc (a)	446,358	22,550
Rock-Tenn Co	8,980	911		DSW Inc	11,274	425
Sealed Air Corp	33,931	1,059		Family Dollar Stores Inc	16,730	1,034
Silgan Holdings Inc	7,641	350		Foot Locker Inc	3,079	119
		$6,442		Gap Inc/The	47,734	1,818
				GNC Holdings Inc	17,036	871
Pharmaceuticals - 6.08%				Home Depot Inc/The	164,721	12,659
AbbVie Inc	178,184	8,772		L Brands Inc	23,071	1,208
Actavis PLC (a)	16,733	3,162
				Lowe's Cos Inc	1,078,734	49,934
Allergan Inc/United States	32,050	3,673		Macy's Inc	32,952	1,753
AmerisourceBergen Corp	25,976	1,746		McDonald's Corp	96,990	9,134
Bristol-Myers Squibb Co	136,435	6,818		MSC Industrial Direct Co Inc	8,187	688
Cardinal Health Inc	416,500	28,330		Nordstrom Inc	25,134	1,444
Catamaran Corp (a)	36,155	1,758
				Nu Skin Enterprises Inc	9,985	850
Eli Lilly & Co	24,430	1,319		O'Reilly Automotive Inc (a)	12,241	1,603
Express Scripts Holding Co (a)	1,853,291	138,422		Panera Bread Co (a)	4,885	826
Herbalife Ltd	14,773	951		PetSmart Inc	17,894	1,127
Jazz Pharmaceuticals PLC (a)	9,018	1,368
				Ross Stores Inc	24,356	1,654
Johnson & Johnson	42,190	3,733		Sally Beauty Holdings Inc (a)	29,532	838
McKesson Corp	468,119	81,644		Starbucks Corp	2,039,222	145,029
Mead Johnson Nutrition Co	1,220,570	93,850		Target Corp	56,740	3,214
Mylan Inc/PA (a)	36,897	1,675
Perrigo Co PLC	12,207	1,900		TJX Cos Inc	79,755	4,575
Salix Pharmaceuticals Ltd (a)	10,614	1,033		Tractor Supply Co	395,415	26,299
				Urban Outfitters Inc (a)	18,636	668
Valeant Pharmaceuticals International Inc (a)	386,800	52,466
				Walgreen Co	84,771	4,862
Zoetis Inc	48,243	1,465		Wal-Mart Stores Inc	102,608	7,663
		$434,085		Williams-Sonoma Inc	16,938	923
Pipelines - 0.07%				World Fuel Services Corp	2,365	101
Kinder Morgan Inc/DE	58,744	1,998		Yum! Brands Inc	43,235	2,903
ONEOK Inc	18,628	1,276				$445,639
Williams Cos Inc/The	36,029	1,458		Semiconductors - 2.62%
		$4,732		Altera Corp	18,897	632
Real Estate - 0.02%				Analog Devices Inc	22,459	1,084
CBRE Group Inc (a)	48,382	1,284		Applied Materials Inc	76,328	1,284
				Avago Technologies Ltd	24,308	1,328
				Broadcom Corp	43,236	1,287
REITS - 1.54%				Intel Corp	56,044	1,375
American Tower Corp	38,262	3,095		Maxim Integrated Products Inc	50,455	1,527
Boston Properties Inc	2,468	267		ON Semiconductor Corp (a)	72,195	603
Crown Castle International Corp (a)	1,293,531	91,789		Qualcomm Inc	2,299,814	170,692
Equity Lifestyle Properties Inc	10,178	400		Silicon Laboratories Inc (a)	6,300	298
Extra Space Storage Inc	1,522	69		Skyworks Solutions Inc (a)	27,541	833
Federal Realty Investment Trust	7,433	810		Texas Instruments Inc	119,242	5,056
Omega Healthcare Investors Inc	20,383	651		Xilinx Inc	25,344	1,176
Plum Creek Timber Co Inc	28,206	1,215				$187,175
Public Storage	14,507	2,286
Rayonier Inc	21,834	966		Shipbuilding - 0.01%
Regency Centers Corp	6,654	320		Huntington Ingalls Industries Inc	8,693	826
Senior Housing Properties Trust	2,360	53
Simon Property Group Inc	25,176	3,898		Software - 4.98%
Tanger Factory Outlet Centers	16,554	553		Adobe Systems Inc (a)	18,957	1,122
Ventas Inc	22,899	1,429		Akamai Technologies Inc (a)	730,713	34,840
Vornado Realty Trust	6,278	577		ANSYS Inc (a)	599,566	47,083
Weyerhaeuser Co	63,645	1,902		Broadridge Financial Solutions Inc	20,465	743
		$110,280		Cerner Corp (a)	33,355	1,898
Retail - 6.24%				Citrix Systems Inc (a)	32,000	1,730
Advance Auto Parts Inc	12,649	1,452		Dun & Bradstreet Corp/The	6,415	706
AutoNation Inc (a)	8,687	429		Fiserv Inc (a)	29,382	1,647
AutoZone Inc (a)	3,931	1,946		Intuit Inc	33,302	2,439
Bed Bath & Beyond Inc (a)	24,226	1,547		Microsoft Corp	921,262	34,870
Best Buy Co Inc	12,650	298		MSCI Inc (a)	8,781	375
Big Lots Inc (a)	2,676	72		NetSuite Inc (a)	132,200	13,905
Brinker International Inc	12,241	592		Oracle Corp	391,668	14,453
CarMax Inc (a)	227,800	10,276		Paychex Inc	28,135	1,177
Chico's FAS Inc	26,372	438		Red Hat Inc (a)	483,800	27,335
Chipotle Mexican Grill Inc (a)	75,774	41,824		Salesforce.com Inc (a)	2,244,191	135,841
Coach Inc	31,139	1,491		ServiceNow Inc (a)	306,500	19,441
See accompanying notes				128

Schedule of Investments
LargeCap Growth Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	(000	's)	REPURCHASE AGREEMENTS	Maturity
Software (continued)					(continued)	Amount (000's)	Value (000's)
Workday Inc (a)	179,800		$16,099		Banks (continued)
			$355,704		Investment in Joint Trading Account; Merrill	$32,041	$32,041
					Lynch Repurchase Agreement; 0.02%
Telecommunications - 1.20%					dated 01/31/2014 maturing 02/03/2014
Harris Corp	3,308		229		(collateralized by US Government
IPG Photonics Corp (a)	5,645		378
JDS Uniphase Corp (a)	30,415		404		Securities; $32,681,177; 0.00% - 5.50%;
Juniper Networks Inc (a)	2,526,095		67,219		dated 02/25/14 - 07/05/22)
Motorola Solutions Inc	22,020		1,405				$186,666
NeuStar Inc (a)	11,411		387		TOTAL REPURCHASE AGREEMENTS		$186,666
Verizon Communications Inc	313,366		15,048		Total Investments		$7,134,666
Windstream Holdings Inc	94,392		706		Other Assets in Excess of Liabilities, Net - 0.03%		$2,319
			$85,776		TOTAL NET ASSETS - 100.00%		$7,136,985
Toys, Games & Hobbies - 0.03%
Hasbro Inc	16,911		831		(a) Non-Income Producing Security
Mattel Inc	38,950		1,474		(b)	Fair value of these investments is determined in good faith by the
			$2,305		Manager under procedures established and periodically reviewed by the
					Board of Directors. At the end of the period, the fair value of these
Transportation - 1.36%					securities totaled $4,853 or 0.07% of net assets.
CH Robinson Worldwide Inc	27,806		1,628
Con-way Inc	3,589		138
CSX Corp	55,395		1,491
FedEx Corp	389,400		51,915		Portfolio Summary (unaudited)
Kansas City Southern	222,490		23,493		Sector		Percent
Kirby Corp (a)	5,816		580		Consumer, Non-cyclical		24.53%
Landstar System Inc	8,058		463		Communications		14.87%
Norfolk Southern Corp	9,886		915		Industrial		14.65%
Union Pacific Corp	50,690		8,832		Technology		13.76%
United Parcel Service Inc	78,634		7,488		Consumer, Cyclical		11.74%
			$96,943		Financial		10.91%
					Energy		6.18%
Water- 0.01%					Basic Materials		3.31%
Aqua America Inc	26,723		640		Utilities		0.02%
					Other Assets in Excess of Liabilities, Net		0.03%
TOTAL COMMON STOCKS			$6,943,147		TOTAL NET ASSETS		100.00%
CONVERTIBLE PREFERRED STOCKS -
0.07%	Shares Held		Value(000	's)

Internet - 0.07%
Dropbox Inc (a),(b)	254,085		4,853

TOTAL CONVERTIBLE PREFERRED STOCKS			$4,853
	Maturity
REPURCHASE AGREEMENTS - 2.62%	Amount (000's)		Value(000	's)

Banks- 2.62%
Investment in Joint Trading Account; Barclays $	23,571		$23,571
Bank PLC Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $24,042,400; 0.25% - 1.50%;
dated 03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	63,709		63,708
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $64,983,171; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	67,346		67,346
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $68,692,571; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2014	Long	2,032	$183,523	$180,503	$(3,020)
Total					$(3,020)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2014 (unaudited)

COMMON STOCKS - 96.45%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.06%				Biotechnology (continued)
Interpublic Group of Cos Inc/The	8,948	$146		Charles River Laboratories International Inc (a)	1,025	$58
Omnicom Group Inc	7,695	559		Gilead Sciences Inc (a)	357,801	28,857
		$705		Illumina Inc (a)	3,232	491
				Myriad Genetics Inc (a)	3,708	103
Aerospace & Defense - 2.45%				Regeneron Pharmaceuticals Inc (a)	27,998	8,080
B/E Aerospace Inc (a)	4,186	333		United Therapeutics Corp (a)	2,164	222
Boeing Co/The	105,240	13,182		Vertex Pharmaceuticals Inc (a)	6,010	475
Lockheed Martin Corp	7,570	1,142				$63,650
Rockwell Collins Inc	5,625	425
United Technologies Corp	132,807	15,143		Building Materials - 0.07%
		$30,225		Fortune Brands Home & Security Inc	6,662	300
				Lennox International Inc	2,343	203
Agriculture - 0.57%				Masco Corp	16,599	351
Altria Group Inc	61,664	2,172				$854
Archer-Daniels-Midland Co	2,265	89
Lorillard Inc	12,065	594		Chemicals - 3.58%
Philip Morris International Inc	50,209	3,923		Albemarle Corp	1,441	93
Reynolds American Inc	6,205	301		Celanese Corp	7,429	376
		$7,079		Dow Chemical Co/The	125,331	5,703
				Eastman Chemical Co	4,775	372
Airlines - 0.27%				Ecolab Inc	7,692	773
Alaska Air Group Inc	28,527	2,255		EI du Pont de Nemours & Co	27,122	1,655
Copa Holdings SA	1,547	202		FMC Corp	6,252	442
Delta Air Lines Inc	11,521	353		International Flavors & Fragrances Inc	3,793	329
Southwest Airlines Co	3,691	77		LyondellBasell Industries NV	115,176	9,071
United Continental Holdings Inc (a)	9,219	423
				Monsanto Co	204,920	21,834
		$3,310		PPG Industries Inc	3,826	698
Apparel - 1.76%				Praxair Inc	7,635	952
Carter's Inc	2,758	185		RPM International Inc	5,691	226
Hanesbrands Inc	57,832	4,114		Sherwin-Williams Co/The	2,732	501
Michael Kors Holdings Ltd (a)	6,100	488		Sigma-Aldrich Corp	5,287	492
Nike Inc	122,684	8,938		Valspar Corp/The	4,146	291
Ralph Lauren Corp	44,724	7,016		Westlake Chemical Corp	816	99
Under Armour Inc (a)	3,910	423		WR Grace & Co (a)	3,077	290
VF Corp	10,424	609				$44,197
		$21,773		Commercial Services - 1.35%
Automobile Manufacturers - 0.29%				Alliance Data Systems Corp (a)	1,500	359
Ford Motor Co	35,230	527		Automatic Data Processing Inc	12,525	959
PACCAR Inc	2,120	119		Booz Allen Hamilton Holding Corp	1,341	25
Tesla Motors Inc (a)	16,294	2,956		Cintas Corp	1,346	77
		$3,602		Equifax Inc	5,609	393
				FleetCor Technologies Inc (a)	3,160	336
Automobile Parts & Equipment - 1.31%				Gartner Inc (a)	4,402	310
BorgWarner Inc	160,876	8,639		Genpact Ltd (a)	7,618	129
Delphi Automotive PLC	9,304	566		H&R Block Inc	12,670	385
Goodyear Tire & Rubber Co/The	11,438	271		KAR Auction Services Inc	1,326	37
Johnson Controls Inc	68,200	3,145		MasterCard Inc	150,129	11,362
Lear Corp	422	31		Moody's Corp	5,678	423
WABCO Holdings Inc (a)	41,282	3,559		Morningstar Inc	950	73
		$16,211		Quanta Services Inc (a)	2,054	64
Banks - 2.52%				Robert Half International Inc	6,499	272
State Street Corp	193,031	12,923		Rollins Inc	2,975	86
SunTrust Banks Inc	200,846	7,435		RR Donnelley & Sons Co	4,592	85
Wells Fargo & Co	237,200	10,755		SEI Investments Co	6,259	213
				Service Corp International/US	7,695	136
		$31,113		Vantiv Inc (a)	4,126	125
Beverages - 4.47%				Verisk Analytics Inc (a)	6,854	438
Brown-Forman Corp	34,657	2,669		Western Union Co/The	25,585	394
Coca-Cola Co/The	374,819	14,176				$16,681
Coca-Cola Enterprises Inc	7,077	306
Constellation Brands Inc (a)	6,732	516		Computers - 4.34%
Dr Pepper Snapple Group Inc	9,615	460		Accenture PLC - Class A	57,108	4,562
Green Mountain Coffee Roasters Inc	4,582	371		Apple Inc	58,456	29,263
				Cognizant Technology Solutions Corp (a)	7,787	755
PepsiCo Inc	456,268	36,666
		$55,164		DST Systems Inc	1,271	116
				EMC Corp/MA	30,332	735
Biotechnology - 5.16%				Hewlett-Packard Co	43,676	1,267
Alexion Pharmaceuticals Inc (a)	47,624	7,559		IHS Inc (a)	3,066	348
Amgen Inc	22,657	2,695		International Business Machines Corp	30,837	5,448
Biogen Idec Inc (a)	42,206	13,195		Jack Henry & Associates Inc	4,011	224
Celgene Corp (a)	12,602	1,915		NetApp Inc	10,405	440

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Entertainment (continued)
SanDisk Corp	94,957	$6,604		Lions Gate Entertainment Corp	3,661	$118
Seagate Technology PLC	72,409	3,827		Madison Square Garden Co/The (a)	2,795	162
		$53,589				$587

Consumer Products - 0.52%				Environmental Control - 0.06%
Avery Dennison Corp	1,471	72		Stericycle Inc (a)	4,015	470
Church & Dwight Co Inc	70,885	4,578		Waste Connections Inc	5,355	219
Jarden Corp (a)	5,232	316		Waste Management Inc	1,744	73
Kimberly-Clark Corp	10,269	1,123				$762
Scotts Miracle-Gro Co/The	1,947	116
Tupperware Brands Corp	2,463	193		Food - 2.81%
		$6,398		ConAgra Foods Inc	9,987	317
				General Mills Inc	286,836	13,774
Cosmetics & Personal Care - 2.92%				Hershey Co/The	45,524	4,526
Colgate-Palmolive Co	172,012	10,532		Hillshire Brands Co	5,651	201
Estee Lauder Cos Inc/The	209,551	14,404		Hormel Foods Corp	6,154	280
Procter & Gamble Co/The	145,100	11,118		JM Smucker Co/The	654	63
		$36,054		Kellogg Co	6,222	361
				Kraft Foods Group Inc	15,455	809
Distribution & Wholesale - 0.14%				Kroger Co/The	16,530	597
Fastenal Co	7,660	337		Mondelez International Inc	307,600	10,074
Fossil Group Inc (a)	2,392	267
Genuine Parts Co	4,359	359		Whole Foods Market Inc	70,047	3,660
LKQ Corp (a)	13,520	366				$34,662
WW Grainger Inc	1,724	404		Forest Products & Paper - 0.05%
		$1,733		International Paper Co	11,800	563

Diversified Financial Services - 5.03%
Affiliated Managers Group Inc (a)	2,453	489		Gas - 0.00%
American Express Co	226,298	19,240		Questar Corp	1,112	26
Ameriprise Financial Inc	2,992	316
BlackRock Inc	1,346	404		Hand & Machine Tools - 0.03%
CBOE Holdings Inc	4,006	208		Lincoln Electric Holdings Inc	3,864	267
Charles Schwab Corp/The	6,947	172		Snap-on Inc	308	31
Eaton Vance Corp	5,597	213				$298
Federated Investors Inc	3,191	86
Franklin Resources Inc	223,546	11,627		Healthcare - Products - 2.01%
IntercontinentalExchange Group Inc	2,201	460		Baxter International Inc	15,741	1,075
T Rowe Price Group Inc	7,613	597		Becton Dickinson and Co	5,641	610
Visa Inc	129,871	27,978		Cooper Cos Inc/The	1,665	207
Waddell & Reed Financial Inc	3,996	259		CR Bard Inc	53,970	6,993
		$62,049		DENTSPLY International Inc	65,575	3,026
				Henry Schein Inc (a)	4,055	466
Electric - 0.02%				IDEXX Laboratories Inc (a)	28,867	3,299
ITC Holdings Corp	2,434	252		Intuitive Surgical Inc (a)	989	403
				Life Technologies Corp (a)	5,215	397
Electrical Components & Equipment - 0.13%				Patterson Cos Inc	3,637	145
AMETEK Inc	7,104	351		ResMed Inc	6,632	289
Emerson Electric Co	15,683	1,034		Sirona Dental Systems Inc (a)	2,554	184
Hubbell Inc	2,003	234		St Jude Medical Inc	5,444	331
		$1,619		Stryker Corp	89,610	6,953
				Varian Medical Systems Inc (a)	5,062	412
Electronics - 2.23%				Zimmer Holdings Inc	436	41
Agilent Technologies Inc	1,892	110				$24,831
Allegion PLC	3,309	163
Amphenol Corp	4,154	361		Healthcare - Services - 0.14%
FLIR Systems Inc	4,603	146		Aetna Inc	4,680	320
Gentex Corp/MI	3,839	124		Cigna Corp	773	67
Honeywell International Inc	147,350	13,443		Covance Inc (a)	2,531	239
Mettler-Toledo International Inc (a)	1,405	346		DaVita HealthCare Partners Inc (a)	4,790	311
Trimble Navigation Ltd (a)	84,654	2,737		Laboratory Corp of America Holdings (a)	4,246	381
Tyco International Ltd	122,313	4,952		Mednax Inc (a)	3,024	168
Waters Corp (a)	47,579	5,152		Quest Diagnostics Inc	494	26
		$27,534		Universal Health Services Inc	2,767	227
						$1,739
Engineering & Construction - 0.03%
AECOM Technology Corp (a)	464	13		Home Builders - 0.01%
Fluor Corp	4,539	345		Thor Industries Inc	1,996	103
		$358

Entertainment - 0.05%				Home Furnishings - 0.00%
Bally Technologies Inc (a)	1,795	132		Whirlpool Corp	259	35
International Game Technology	12,117	175

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Housewares - 0.03%				Media (continued)
Newell Rubbermaid Inc	7,779	$240		Comcast Corp - Class A	379,484	$20,663
Toro Co	2,693	171		DIRECTV (a)	15,542	1,079
		$411		Discovery Communications Inc - A Shares (a)	7,283	581
				Discovery Communications Inc - C Shares (a)	21,266	1,568
Insurance - 0.43%				FactSet Research Systems Inc	2,045	216
Allied World Assurance Co Holdings AG	534	55		Liberty Global PLC - A Shares (a)	8,596	687
American Financial Group Inc/OH	492	27		Nielsen Holdings NV	1,468	62
Aon PLC	6,959	560		Scripps Networks Interactive Inc	61,764	4,479
Arch Capital Group Ltd (a)	442	24
				Time Warner Cable Inc	8,660	1,154
Arthur J Gallagher & Co	5,898	273		Twenty-First Century Fox Inc - A Shares	44,344	1,411
Axis Capital Holdings Ltd	1,412	63		Viacom Inc	96,258	7,903
Brown & Brown Inc	2,514	79		Walt Disney Co/The	11,902	864
Chubb Corp/The	1,724	146				$47,823
Hanover Insurance Group Inc/The	585	32
Marsh & McLennan Cos Inc	10,812	494		Metal Fabrication & Hardware - 0.70%
MetLife Inc	50,432	2,474		Precision Castparts Corp	32,994	8,405
Progressive Corp/The	14,163	329		Valmont Industries Inc	1,246	183
Prudential Financial Inc	4,600	388				$8,588
Travelers Cos Inc/The	4,733	385
		$5,329		Miscellaneous Manufacturing - 2.00%
				3M Co	17,032	2,183
Internet - 9.00%				AO Smith Corp	1,543	73
Amazon.com Inc (a)	19,573	7,021		Crane Co	2,081	131
eBay Inc (a)	239,342	12,733		Danaher Corp	96,012	7,143
F5 Networks Inc (a)	3,712	397		Donaldson Co Inc	6,292	260
Facebook Inc (a)	216,998	13,578		Dover Corp	3,683	319
Google Inc (a)	47,757	56,400		General Electric Co	284,300	7,144
HomeAway Inc (a)	2,559	105		Illinois Tool Works Inc	4,100	323
Liberty Interactive Corp (a)	2,007	54		Ingersoll-Rand PLC	6,207	365
Liberty Ventures (a)	1,667	193		ITT Corp	4,185	171
LinkedIn Corp (a)	2,517	542		Pall Corp	5,196	416
Netflix Inc (a)	1,296	530		Parker Hannifin Corp	54,756	6,208
priceline.com Inc (a)	14,341	16,419				$24,736
Rackspace Hosting Inc (a)	5,119	186
Splunk Inc (a)	23,152	1,783		Office & Business Equipment - 0.01%
Symantec Corp	14,813	317		Pitney Bowes Inc	4,077	103
TripAdvisor Inc (a)	5,213	402
VeriSign Inc (a)	6,456	379		Oil & Gas - 2.07%
		$111,039		Anadarko Petroleum Corp	1,282	104
				Atwood Oceanics Inc (a)	504	24
Leisure Products & Services - 0.49%				Cabot Oil & Gas Corp	12,523	501
Harley-Davidson Inc	92,430	5,702		Concho Resources Inc (a)	4,744	464
Polaris Industries Inc	3,013	377		Continental Resources Inc/OK (a)	1,988	219
		$6,079		EOG Resources Inc	42,974	7,101
Lodging - 1.24%				EQT Corp	3,554	330
Las Vegas Sands Corp	113,797	8,707		Noble Energy Inc	79,690	4,967
Marriott International Inc/DE	109,632	5,405		Oasis Petroleum Inc (a)	4,356	182
Starwood Hotels & Resorts Worldwide Inc	3,848	288		Occidental Petroleum Corp	111,500	9,764
Wyndham Worldwide Corp	6,323	449		Pioneer Natural Resources Co	2,994	507
Wynn Resorts Ltd	2,088	454		QEP Resources Inc	847	26
		$15,303		Range Resources Corp	4,209	363
				Seadrill Ltd	9,179	328
Machinery - Construction & Mining - 0.04%				SM Energy Co	3,122	258
Caterpillar Inc	5,540	520		Southwestern Energy Co (a)	10,380	422
				Whiting Petroleum Corp (a)	487	28
Machinery - Diversified - 1.00%						$25,588
Babcock & Wilcox Co/The	3,606	124		Oil & Gas Services - 2.23%
Cummins Inc	4,538	576		Baker Hughes Inc	1,294	73
Deere & Co	11,320	973		Cameron International Corp (a)	7,271	436
Flowserve Corp	6,652	481		Core Laboratories NV	13,490	2,414
Graco Inc	2,852	198		FMC Technologies Inc (a)	6,124	303
IDEX Corp	3,564	257		Halliburton Co	25,206	1,235
Nordson Corp	2,995	208		MRC Global Inc (a)	1,658	46
Rockwell Automation Inc	79,162	9,091		Oceaneering International Inc	63,839	4,351
Roper Industries Inc	2,888	396		RPC Inc	2,360	40
Zebra Technologies Corp (a)	237	13
				Schlumberger Ltd	212,877	18,642
		$12,317				$27,540

Media - 3.88%				Packaging & Containers - 0.14%
AMC Networks Inc (a)	2,793	180
				Ball Corp	6,922	354
CBS Corp	118,791	6,976		Bemis Co Inc	2,048	79

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Packaging & Containers (continued)				Retail (continued)
Crown Holdings Inc (a)	5,711	$235		Dollar General Corp (a)	9,790	$551
Owens-Illinois Inc (a)	4,507	144		Dollar Tree Inc (a)	9,708	490
Packaging Corp of America	4,561	295		DSW Inc	3,027	114
Rock-Tenn Co	2,412	245		Family Dollar Stores Inc	4,492	278
Sealed Air Corp	9,113	284		Foot Locker Inc	912	35
Silgan Holdings Inc	2,052	94		Gap Inc/The	12,817	488
		$1,730		GNC Holdings Inc	81,088	4,145
				Home Depot Inc/The	241,398	18,551
Pharmaceuticals - 8.48%				L Brands Inc	6,196	324
Abbott Laboratories	318,200	11,665		Lowe's Cos Inc	32,402	1,500
AbbVie Inc	47,844	2,355		Macy's Inc	8,850	471
Actavis PLC (a)	4,493	849
				McDonald's Corp	26,043	2,452
Allergan Inc/United States	114,491	13,121		MSC Industrial Direct Co Inc	2,198	185
AmerisourceBergen Corp	123,474	8,300		Nordstrom Inc	6,751	388
Bristol-Myers Squibb Co	250,988	12,542		Nu Skin Enterprises Inc	2,681	228
Cardinal Health Inc	49,009	3,334		O'Reilly Automotive Inc (a)	3,288	431
Catamaran Corp (a)	9,708	472		Panera Bread Co (a)	1,311	222
Eli Lilly & Co	6,560	354		PetSmart Inc	4,806	303
Express Scripts Holding Co (a)	117,061	8,743
				Ross Stores Inc	6,542	444
Herbalife Ltd	3,968	255		Sally Beauty Holdings Inc (a)	7,929	225
Jazz Pharmaceuticals PLC (a)	2,421	367
				Starbucks Corp	186,582	13,269
Johnson & Johnson	115,926	10,256		Target Corp	124,338	7,043
McKesson Corp	63,707	11,111		TJX Cos Inc	159,850	9,169
Mead Johnson Nutrition Co	101,695	7,820		Tractor Supply Co	6,410	426
Mylan Inc/PA (a)	9,908	450		Urban Outfitters Inc (a)	130,173	4,663
Perrigo Co PLC	31,997	4,981		Walgreen Co	22,769	1,306
Salix Pharmaceuticals Ltd (a)	2,851	278
				Wal-Mart Stores Inc	27,560	2,058
Zoetis Inc	244,742	7,430		Williams-Sonoma Inc	4,548	248
		$104,683		World Fuel Services Corp	651	28
Pipelines - 0.10%				Yum! Brands Inc	11,612	780
Kinder Morgan Inc/DE	15,774	536				$91,137
ONEOK Inc	5,003	343		Semiconductors - 3.40%
Williams Cos Inc/The	9,677	392		Altera Corp	5,074	170
		$1,271		Analog Devices Inc	6,030	291
Real Estate - 0.03%				Applied Materials Inc	20,501	345
CBRE Group Inc (a)	12,995	345		Avago Technologies Ltd	6,527	357
				Broadcom Corp	11,613	346
				Intel Corp	15,053	369
REITS - 0.45%				Linear Technology Corp	155,221	6,913
American Tower Corp	10,274	831		Maxim Integrated Products Inc	13,551	410
Boston Properties Inc	662	71		Microchip Technology Inc	55,653	2,496
Crown Castle International Corp (a)	8,678	616		ON Semiconductor Corp (a)	19,385	162
Equity Lifestyle Properties Inc	2,732	107		Qualcomm Inc	379,208	28,145
Extra Space Storage Inc	408	19		Silicon Laboratories Inc (a)	1,691	80
Federal Realty Investment Trust	1,996	217		Skyworks Solutions Inc (a)	7,397	224
Omega Healthcare Investors Inc	5,473	175		Texas Instruments Inc	32,028	1,358
Plum Creek Timber Co Inc	7,576	326		Xilinx Inc	6,807	316
Public Storage	3,896	614				$41,982
Rayonier Inc	5,865	260
Regency Centers Corp	1,787	86		Shipbuilding - 0.02%
Senior Housing Properties Trust	633	14		Huntington Ingalls Industries Inc	2,334	222
Simon Property Group Inc	6,762	1,047
Tanger Factory Outlet Centers	4,445	148		Software - 4.49%
Ventas Inc	6,150	384		Adobe Systems Inc (a)	5,090	301
Vornado Realty Trust	1,686	155		Akamai Technologies Inc (a)	8,289	395
Weyerhaeuser Co	17,089	511		ANSYS Inc (a)	4,221	331
		$5,581		Broadridge Financial Solutions Inc	5,495	199
Retail - 7.38%				Cerner Corp (a)	8,956	509
Advance Auto Parts Inc	3,397	390		Check Point Software Technologies Ltd (a)	42,105	2,755
AutoNation Inc (a)	2,332	115		Citrix Systems Inc (a)	8,592	465
AutoZone Inc (a)	1,056	523		Dun & Bradstreet Corp/The	1,723	190
Bed Bath & Beyond Inc (a)	77,851	4,970		Electronic Arts Inc (a)	208,869	5,514
Best Buy Co Inc	3,398	80		Fiserv Inc (a)	7,889	442
Big Lots Inc (a)	718	19		Intuit Inc	8,941	655
Brinker International Inc	3,288	159		Microsoft Corp	423,956	16,047
Chico's FAS Inc	7,081	118		MSCI Inc (a)	2,358	101
Chipotle Mexican Grill Inc (a)	12,629	6,971		Oracle Corp	539,988	19,926
Coach Inc	8,364	401		Paychex Inc	7,557	316
Costco Wholesale Corp	57,865	6,502		Salesforce.com Inc (a)	15,230	922
Dillard's Inc	849	74
See accompanying notes				134

Schedule of Investments
LargeCap Growth Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	REPURCHASE AGREEMENTS		Maturity
Software (continued)			(continued)		Amount (000's)	Value (000's)
VMware Inc (a)	70,977	$6,398	Banks (continued)
		$55,466	Investment in Joint Trading Account; Merrill		$6,888	$6,888
Telecommunications - 1.45%			Lynch Repurchase Agreement; 0.02%
Ciena Corp (a)	127,993	2,986	dated 01/31/2014 maturing 02/03/2014
Harris Corp	889	62	(collateralized by US Government
IPG Photonics Corp (a)	1,515	101	Securities; $7,025,728; 0.00% - 5.50%;
JDS Uniphase Corp (a)	8,166	109	dated 02/25/14 - 07/05/22)
Juniper Networks Inc (a)	372,900	9,923				$40,129
Motorola Solutions Inc	5,915	377	TOTAL REPURCHASE AGREEMENTS			$40,129
NeuStar Inc (a)	3,065	104	Total Investments			$1,230,736
Verizon Communications Inc	84,141	4,040	Other Assets in Excess of Liabilities, Net - 0.30%			$3,691
Windstream Holdings Inc	25,344	190	TOTAL NET ASSETS - 100.00%			$1,234,427
		$17,892

Textiles - 0.37%			(a) Non-Income Producing Security
Mohawk Industries Inc (a)	32,269	4,588

Toys, Games & Hobbies - 0.05%			Portfolio Summary (unaudited)
Hasbro Inc	4,542	223	Sector			Percent
Mattel Inc	10,458	396	Consumer, Non-cyclical			28.46%
		$619	Communications			14.39%
			Consumer, Cyclical			13.39%
Transportation - 2.58%			Technology			12.21%
CH Robinson Worldwide Inc	7,468	437	Financial			11.71%
Con-way Inc	963	37	Industrial			11.48%
CSX Corp	14,879	401	Energy			4.40%
Kansas City Southern	2,844	300	Basic Materials			3.63%
Kirby Corp (a)	1,562	156	Utilities			0.03%
Landstar System Inc	2,164	124	Other Assets in Excess of Liabilities, Net			0.30%
Norfolk Southern Corp	2,655	246	TOTAL NET ASSETS			100.00%
Union Pacific Corp	75,870	13,219
United Parcel Service Inc	177,111	16,867
		$31,787

Water- 0.01%
Aqua America Inc	7,177	172

TOTAL COMMON STOCKS		$1,190,607
	Maturity
REPURCHASE AGREEMENTS - 3.25% Amount (000's)		Value (000's)

Banks- 3.25%
Investment in Joint Trading Account; Barclays $	5,068	$5,068
Bank PLC Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $5,168,583; 0.25% - 1.50%;
dated 03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	13,696	13,696
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $13,969,942; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	14,478	14,477
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $14,767,379; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2014	Long	493	$44,761	$43,793		$(968)
Total						$(968)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 97.95%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.16%				Beverages (continued)
Interpublic Group of Cos Inc/The	97,591	$1,593		Brown-Forman Corp	37,989	$2,925
Omnicom Group Inc	60,340	4,379		Coca-Cola Co/The	890,397	33,675
		$5,972		Coca-Cola Enterprises Inc	56,614	2,451
				Constellation Brands Inc (a)	39,064	2,995
Aerospace & Defense - 2.05%				Dr Pepper Snapple Group Inc	47,042	2,252
Boeing Co/The	162,089	20,303		Molson Coors Brewing Co	37,071	1,951
General Dynamics Corp	78,447	7,947		Monster Beverage Corp (a)	31,843	2,162
L-3 Communications Holdings Inc	20,779	2,308		PepsiCo Inc	359,564	28,895
Lockheed Martin Corp	63,083	9,520				$80,491
Northrop Grumman Corp	52,047	6,014
Raytheon Co	74,903	7,121		Biotechnology - 2.59%
Rockwell Collins Inc	31,679	2,394		Alexion Pharmaceuticals Inc (a)	45,971	7,297
United Technologies Corp	197,923	22,567		Amgen Inc	176,810	21,032
		$78,174		Biogen Idec Inc (a)	55,382	17,315
				Celgene Corp (a)	96,613	14,678
Agriculture - 1.56%				Gilead Sciences Inc (a)	359,505	28,994
Altria Group Inc	468,918	16,515		Regeneron Pharmaceuticals Inc (a)	18,415	5,314
Archer-Daniels-Midland Co	154,266	6,090		Vertex Pharmaceuticals Inc (a)	54,806	4,332
Lorillard Inc	86,366	4,251				$98,962
Philip Morris International Inc	375,639	29,353
Reynolds American Inc	73,494	3,565		Building Materials - 0.10%
		$59,774		Masco Corp	83,698	1,771
				Vulcan Materials Co	30,477	1,881
Airlines - 0.25%						$3,652
Delta Air Lines Inc	200,589	6,140
Southwest Airlines Co	163,351	3,422		Chemicals - 2.49%
		$9,562		Air Products & Chemicals Inc	49,535	5,208
Apparel - 0.61%				Airgas Inc	15,561	1,607
Michael Kors Holdings Ltd (a)	42,059	3,362		CF Industries Holdings Inc	13,437	3,102
				Dow Chemical Co/The	284,365	12,941
Nike Inc	175,193	12,763		Eastman Chemical Co	36,088	2,813
Ralph Lauren Corp	13,979	2,193		Ecolab Inc	63,578	6,392
VF Corp	82,584	4,827		EI du Pont de Nemours & Co	217,132	13,247
		$23,145		FMC Corp	31,247	2,207
Automobile Manufacturers - 0.74%				International Flavors & Fragrances Inc	19,111	1,657
Ford Motor Co	924,802	13,835		LyondellBasell Industries NV	102,422	8,067
General Motors Co	267,037	9,635		Monsanto Co	123,287	13,136
PACCAR Inc	83,019	4,649		Mosaic Co/The	79,899	3,568
		$28,119		PPG Industries Inc	33,298	6,072
				Praxair Inc	69,016	8,608
Automobile Parts & Equipment - 0.41%				Sherwin-Williams Co/The	20,195	3,701
BorgWarner Inc	53,352	2,865		Sigma-Aldrich Corp	28,057	2,609
Delphi Automotive PLC	65,654	3,998				$94,935
Goodyear Tire & Rubber Co/The	57,887	1,369
Johnson Controls Inc	160,603	7,407		Coal - 0.08%
		$15,639		Consol Energy Inc	53,677	2,005
				Peabody Energy Corp	63,264	1,078
Banks - 7.49%						$3,083
Bank of America Corp	2,500,752	41,888
Bank of New York Mellon Corp/The	269,279	8,606		Commercial Services - 1.35%
BB&T Corp	165,275	6,183		ADT Corp/The	46,890	1,409
Capital One Financial Corp	135,177	9,545		Alliance Data Systems Corp (a)	11,421	2,737
Citigroup Inc	711,109	33,728		Automatic Data Processing Inc	112,874	8,646
Comerica Inc	42,885	1,964		Cintas Corp	23,611	1,347
Fifth Third Bancorp	206,987	4,351		Equifax Inc	28,530	1,999
Goldman Sachs Group Inc/The	98,825	16,219		H&R Block Inc	64,069	1,948
Huntington Bancshares Inc/OH	194,721	1,766		Iron Mountain Inc	39,901	1,054
JP Morgan Chase & Co	881,369	48,792		MasterCard Inc	242,720	18,369
KeyCorp	210,231	2,682		McGraw Hill Financial Inc	63,491	4,828
M&T Bank Corp	30,533	3,405		Moody's Corp	44,380	3,310
Morgan Stanley	324,829	9,586		Quanta Services Inc (a)	50,610	1,577
Northern Trust Corp	52,670	3,172		Robert Half International Inc	32,495	1,358
PNC Financial Services Group Inc/The	124,757	9,966		Total System Services Inc	39,156	1,170
Regions Financial Corp	322,977	3,285		Western Union Co/The	129,479	1,994
State Street Corp	102,927	6,891				$51,746
SunTrust Banks Inc	125,499	4,646		Computers - 5.51%
US Bancorp/MN	428,190	17,012		Accenture PLC - Class A	149,052	11,906
Wells Fargo & Co	1,123,874	50,956		Apple Inc	210,950	105,602
Zions Bancorporation	43,284	1,244		Cognizant Technology Solutions Corp (a)	70,923	6,874
		$285,887		Computer Sciences Corp	34,515	2,085
Beverages - 2.11%				EMC Corp/MA	482,477	11,695
Beam Inc	38,233	3,185		Hewlett-Packard Co	450,586	13,067

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electric (continued)
International Business Machines Corp	239,311	$42,282		Xcel Energy Inc	116,675	$3,373
NetApp Inc	79,907	3,383				$101,911
SanDisk Corp	52,962	3,684
Seagate Technology PLC	76,466	4,042		Electrical Components & Equipment - 0.36%
Teradata Corp (a)	38,310	1,575		AMETEK Inc	57,384	2,836
Western Digital Corp	49,356	4,253		Emerson Electric Co	165,049	10,883
		$210,448				$13,719

Consumer Products - 0.36%				Electronics - 1.35%
Avery Dennison Corp	22,652	1,116		Agilent Technologies Inc	77,557	4,510
Clorox Co/The	30,256	2,671		Allegion PLC	20,939	1,033
Kimberly-Clark Corp	89,478	9,786		Amphenol Corp	37,110	3,224
		$13,573		FLIR Systems Inc	33,212	1,054
				Garmin Ltd	28,836	1,299
Cosmetics & Personal Care - 1.76%				Honeywell International Inc	183,972	16,784
Avon Products Inc	101,700	1,514		Jabil Circuit Inc	43,346	779
Colgate-Palmolive Co	206,076	12,618		PerkinElmer Inc	26,351	1,149
Estee Lauder Cos Inc/The	60,033	4,127		TE Connectivity Ltd	96,215	5,437
Procter & Gamble Co/The	637,309	48,831		Thermo Fisher Scientific Inc	84,725	9,755
		$67,090		Tyco International Ltd	109,094	4,417
				Waters Corp (a)	19,959	2,161
Distribution & Wholesale - 0.27%						$51,602
Fastenal Co	64,007	2,812
Fossil Group Inc (a)	11,519	1,288		Engineering & Construction - 0.12%
Genuine Parts Co	36,190	2,977		Fluor Corp	38,299	2,909
WW Grainger Inc	14,484	3,396		Jacobs Engineering Group Inc (a)	30,881	1,875
		$10,473				$4,784

Diversified Financial Services - 2.64%				Entertainment - 0.02%
American Express Co	216,004	18,365		International Game Technology	58,356	842
Ameriprise Financial Inc	45,612	4,819
BlackRock Inc	29,790	8,951
Charles Schwab Corp/The	272,040	6,752		Environmental Control - 0.23%
				Republic Services Inc	63,320	2,028
CME Group Inc/IL	73,909	5,526		Stericycle Inc (a)	20,095	2,353
Discover Financial Services	112,305	6,025
E*Trade Financial Corp (a)	67,336	1,348		Waste Management Inc	102,304	4,274
Franklin Resources Inc	94,659	4,923				$8,655
IntercontinentalExchange Group Inc	26,971	5,631		Food - 1.66%
Invesco Ltd	103,930	3,456		Campbell Soup Co	42,099	1,735
Legg Mason Inc	24,889	1,054		ConAgra Foods Inc	98,913	3,144
NASDAQ OMX Group Inc/The	27,110	1,034		General Mills Inc	148,708	7,141
SLM Corp	102,285	2,328		Hershey Co/The	35,124	3,491
T Rowe Price Group Inc	61,172	4,798		Hormel Foods Corp	31,559	1,434
Visa Inc	119,395	25,721		JM Smucker Co/The	24,650	2,376
		$100,731		Kellogg Co	60,293	3,496
				Kraft Foods Group Inc	139,707	7,314
Electric - 2.67%				Kroger Co/The	122,015	4,405
AES Corp/VA	153,953	2,164
Ameren Corp	56,888	2,153		McCormick & Co Inc/MD	30,960	1,987
				Mondelez International Inc	411,188	13,466
American Electric Power Co Inc	114,249	5,576		Safeway Inc	57,864	1,808
CMS Energy Corp	62,366	1,733
Consolidated Edison Inc	68,670	3,736		Sysco Corp	136,355	4,783
				Tyson Foods Inc	63,682	2,382
Dominion Resources Inc/VA	136,087	9,242		Whole Foods Market Inc	87,250	4,560
DTE Energy Co	41,451	2,828
Duke Energy Corp	165,525	11,689				$63,522
Edison International	76,389	3,679		Forest Products & Paper - 0.17%
Entergy Corp	41,808	2,635		International Paper Co	104,011	4,966
Exelon Corp	200,907	5,826		MeadWestvaco Corp	41,705	1,504
FirstEnergy Corp	98,057	3,088				$6,470
Integrys Energy Group Inc	18,711	1,017
NextEra Energy Inc	100,977	9,283		Gas - 0.29%
Northeast Utilities	73,876	3,236		AGL Resources Inc	27,851	1,331
NRG Energy Inc	75,827	2,112		CenterPoint Energy Inc	100,498	2,352
Pepco Holdings Inc	58,557	1,138		NiSource Inc	73,454	2,525
PG&E Corp	105,340	4,440		Sempra Energy	53,290	4,940
Pinnacle West Capital Corp	25,801	1,358				$11,148
PPL Corp	147,767	4,517		Hand & Machine Tools - 0.11%
Public Service Enterprise Group Inc	118,603	3,954		Snap-on Inc	13,634	1,365
SCANA Corp	32,953	1,558		Stanley Black & Decker Inc	36,392	2,817
Southern Co/The	206,731	8,526				$4,182
TECO Energy Inc	47,891	784
Wisconsin Energy Corp	53,109	2,266

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products - 1.77%				Internet - 4.87%
Baxter International Inc	127,239	$8,690		Amazon.com Inc (a)	86,928	$31,180
Becton Dickinson and Co	45,507	4,920		eBay Inc (a)	273,175	14,533
Boston Scientific Corp (a)	313,052	4,236		Expedia Inc	24,144	1,569
CareFusion Corp (a)	49,550	2,020		F5 Networks Inc (a)	18,196	1,947
Covidien PLC	107,850	7,360		Facebook Inc (a)	385,620	24,128
CR Bard Inc	18,262	2,367		Google Inc (a)	65,796	77,703
DENTSPLY International Inc	33,446	1,543		Netflix Inc (a)	13,893	5,687
Edwards Lifesciences Corp (a)	25,651	1,670		priceline.com Inc (a)	12,058	13,805
Hospira Inc (a)	38,891	1,712		Symantec Corp	163,190	3,494
Intuitive Surgical Inc (a)	8,924	3,637		TripAdvisor Inc (a)	25,980	2,005
Medtronic Inc	234,070	13,239		VeriSign Inc (a)	30,205	1,775
Patterson Cos Inc	19,547	781		Yahoo! Inc (a)	221,194	7,967
St Jude Medical Inc	68,418	4,155				$185,793
Stryker Corp	69,204	5,370
Varian Medical Systems Inc (a)	24,787	2,016		Iron & Steel - 0.16%
Zimmer Holdings Inc	40,088	3,767		Allegheny Technologies Inc	25,317	796
		$67,483		Cliffs Natural Resources Inc	35,901	694
				Nucor Corp	74,607	3,607
Healthcare - Services - 1.19%				United States Steel Corp	33,918	885
Aetna Inc	86,163	5,888				$5,982
Cigna Corp	64,807	5,593
DaVita HealthCare Partners Inc (a)	41,391	2,687		Leisure Products & Services - 0.19%
Humana Inc	36,555	3,557		Carnival Corp	102,698	4,025
Laboratory Corp of America Holdings (a)	20,492	1,841		Harley-Davidson Inc	51,840	3,198
Quest Diagnostics Inc	34,096	1,790				$7,223
Tenet Healthcare Corp (a)	23,264	1,070		Lodging - 0.32%
UnitedHealth Group Inc	236,042	17,061		Marriott International Inc/DE	52,672	2,597
WellPoint Inc	69,263	5,957		Starwood Hotels & Resorts Worldwide Inc	44,901	3,355
		$45,444		Wyndham Worldwide Corp	30,551	2,167
Holding Companies - Diversified - 0.05%				Wynn Resorts Ltd	18,938	4,117
Leucadia National Corp	73,503	2,009				$12,236
				Machinery - Construction & Mining - 0.40%
Home Builders - 0.12%				Caterpillar Inc	149,198	14,011
DR Horton Inc	66,630	1,565		Joy Global Inc	24,918	1,316
Lennar Corp	39,201	1,574				$15,327
Pulte Group Inc	80,829	1,642		Machinery - Diversified - 0.62%
		$4,781		Cummins Inc	40,854	5,188
Home Furnishings - 0.11%				Deere & Co	89,761	7,716
Harman International Industries Inc	15,838	1,638		Flowserve Corp	32,700	2,365
Whirlpool Corp	18,404	2,453		Rockwell Automation Inc	32,512	3,734
		$4,091		Roper Industries Inc	23,284	3,195
				Xylem Inc/NY	43,255	1,443
Housewares - 0.05%						$23,641
Newell Rubbermaid Inc	67,336	2,081
				Media - 3.53%
				Cablevision Systems Corp	50,193	805
Insurance - 3.97%				CBS Corp	130,845	7,683
ACE Ltd	79,731	7,480		Comcast Corp - Class A	610,992	33,269
Aflac Inc	109,278	6,860		DIRECTV (a)	114,570	7,955
Allstate Corp/The	106,642	5,460		Discovery Communications Inc - A Shares (a)	52,911	4,221
American International Group Inc	345,202	16,556		Gannett Co Inc	53,431	1,471
Aon PLC	70,583	5,679		Graham Holdings Co	1,021	639
Assurant Inc	17,049	1,114		News Corp (a)	116,715	1,863
Berkshire Hathaway Inc - Class B (a)	422,030	47,099		Nielsen Holdings NV	59,329	2,509
Chubb Corp/The	59,027	4,990		Scripps Networks Interactive Inc	25,686	1,863
Cincinnati Financial Corp	34,570	1,675		Time Warner Cable Inc	66,091	8,808
Genworth Financial Inc (a)	115,883	1,709		Time Warner Inc	212,119	13,327
Hartford Financial Services Group Inc	104,822	3,485		Twenty-First Century Fox Inc - A Shares	460,088	14,640
Lincoln National Corp	61,509	2,954		Viacom Inc	95,153	7,812
Loews Corp	71,710	3,198		Walt Disney Co/The	383,167	27,822
Marsh & McLennan Cos Inc	128,665	5,881				$134,687
MetLife Inc	262,840	12,892
Progressive Corp/The	129,420	3,008		Metal Fabrication & Hardware - 0.23%
Prudential Financial Inc	108,554	9,161		Precision Castparts Corp	34,056	8,676
Torchmark Corp	21,200	1,593
Travelers Cos Inc/The	85,358	6,938		Mining - 0.35%
Unum Group	61,231	1,972		Alcoa Inc	250,776	2,886
XL Group PLC	66,307	1,906		Freeport-McMoRan Copper & Gold Inc	243,403	7,889
		$151,610		Newmont Mining Corp	116,729	2,521
						$13,296

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing - 3.27%				Pharmaceuticals - 7.14%
3M Co	149,960	$19,223		Abbott Laboratories	362,515	$13,290
Danaher Corp	140,579	10,458		AbbVie Inc	372,989	18,362
Dover Corp	39,944	3,457		Actavis PLC (a)	40,807	7,712
Eaton Corp PLC	111,250	8,131		Allergan Inc/United States	69,672	7,984
General Electric Co	2,372,090	59,610		AmerisourceBergen Corp	53,933	3,625
Illinois Tool Works Inc	95,736	7,551		Bristol-Myers Squibb Co	386,044	19,291
Ingersoll-Rand PLC	62,816	3,693		Cardinal Health Inc	80,062	5,446
Leggett & Platt Inc	33,108	994		Eli Lilly & Co	232,453	12,555
Pall Corp	25,976	2,081		Express Scripts Holding Co (a)	188,926	14,111
Parker Hannifin Corp	34,989	3,967		Forest Laboratories Inc (a)	55,585	3,685
Pentair Ltd	46,735	3,474		Johnson & Johnson	661,507	58,524
Textron Inc	65,918	2,340		McKesson Corp	53,857	9,393
		$124,979		Mead Johnson Nutrition Co	47,357	3,641
				Merck & Co Inc	685,067	36,288
Office & Business Equipment - 0.11%				Mylan Inc/PA (a)	89,764	4,076
Pitney Bowes Inc	47,359	1,192		Perrigo Co PLC	31,195	4,856
Xerox Corp	271,325	2,944		Pfizer Inc (b)	1,519,534	46,194
		$4,136		Zoetis Inc	117,230	3,559
Oil & Gas - 7.74%						$272,592
Anadarko Petroleum Corp	117,995	9,521		Pipelines - 0.54%
Apache Corp	93,604	7,513		Kinder Morgan Inc/DE	157,861	5,369
Cabot Oil & Gas Corp	98,742	3,948		ONEOK Inc	48,365	3,312
Chesapeake Energy Corp	118,512	3,189		Spectra Energy Corp	157,095	5,648
Chevron Corp	450,902	50,334		Williams Cos Inc/The	160,235	6,488
ConocoPhillips	287,233	18,656				$20,817
Denbury Resources Inc	85,973	1,382
Devon Energy Corp	89,478	5,299		Publicly Traded Investment Fund - 0.37%
Diamond Offshore Drilling Inc	16,299	791		iShares Core S&P 500 ETF	79,601	14,257
Ensco PLC	54,767	2,759
EOG Resources Inc	64,001	10,575		Real Estate - 0.04%
EQT Corp	35,336	3,279		CBRE Group Inc (a)	65,266	1,732
Exxon Mobil Corp	1,024,230	94,393
Helmerich & Payne Inc	25,120	2,212
Hess Corp	66,690	5,034		REITS - 2.06%
Marathon Oil Corp	163,331	5,356		American Tower Corp	92,526	7,484
Marathon Petroleum Corp	70,578	6,144		Apartment Investment & Management Co	34,211	957
Murphy Oil Corp	41,209	2,333		AvalonBay Communities Inc	28,521	3,522
Nabors Industries Ltd	60,899	1,040		Boston Properties Inc	35,844	3,874
Newfield Exploration Co (a)	31,915	790		Crown Castle International Corp (a)	78,325	5,558
Noble Corp plc	59,413	1,844		Equity Residential	78,586	4,352
Noble Energy Inc	84,235	5,250		General Growth Properties Inc	126,043	2,539
Occidental Petroleum Corp	188,987	16,550		HCP Inc	106,976	4,188
Phillips 66	140,566	10,274		Health Care REIT Inc	67,681	3,920
Pioneer Natural Resources Co	33,438	5,662		Host Hotels & Resorts Inc	177,316	3,261
QEP Resources Inc	42,034	1,298		Kimco Realty Corp	96,055	2,009
Range Resources Corp	38,315	3,302		Macerich Co/The	32,951	1,865
Rowan Cos PLC (a)	29,128	914		Plum Creek Timber Co Inc	41,478	1,786
Southwestern Energy Co (a)	82,223	3,346		Prologis Inc	116,929	4,532
Tesoro Corp	31,144	1,605		Public Storage	33,888	5,340
Transocean Ltd	79,471	3,439		Simon Property Group Inc	72,758	11,266
Valero Energy Corp	126,504	6,464		Ventas Inc	68,949	4,302
WPX Energy Inc (a)	47,081	897		Vornado Realty Trust	40,785	3,745
		$295,393		Weyerhaeuser Co	136,631	4,083
Oil & Gas Services - 1.47%						$78,583
Baker Hughes Inc	103,918	5,886		Retail - 5.97%
Cameron International Corp (a)	55,771	3,345		AutoNation Inc (a)	15,137	748
FMC Technologies Inc (a)	55,470	2,742		AutoZone Inc (a)	7,979	3,950
Halliburton Co	198,873	9,747		Bed Bath & Beyond Inc (a)	50,349	3,215
National Oilwell Varco Inc	100,371	7,529		Best Buy Co Inc	64,088	1,509
Schlumberger Ltd	308,770	27,039		CarMax Inc (a)	52,365	2,362
		$56,288		Chipotle Mexican Grill Inc (a)	7,255	4,004
				Coach Inc	65,757	3,149
Packaging & Containers - 0.14%				Costco Wholesale Corp	102,440	11,510
Ball Corp	33,910	1,736		CVS Caremark Corp	279,064	18,898
Bemis Co Inc	24,135	929		Darden Restaurants Inc	30,613	1,514
Owens-Illinois Inc (a)	38,684	1,239		Dollar General Corp (a)	69,079	3,891
Sealed Air Corp	45,994	1,435		Dollar Tree Inc (a)	48,789	2,465
		$5,339		Family Dollar Stores Inc	22,669	1,401
				GameStop Corp	27,407	961
				Gap Inc/The	62,107	2,365

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Retail (continued)				Telecommunications (continued)
Home Depot Inc/The	330,169	$25,373		Harris Corp	25,057	$1,738
Kohl's Corp	47,194	2,389		Juniper Networks Inc (a)	118,402	3,151
L Brands Inc	57,169	2,993		Motorola Solutions Inc	53,985	3,444
Lowe's Cos Inc	245,202	11,350		Verizon Communications Inc	670,958	32,219
Macy's Inc	86,393	4,596		Windstream Holdings Inc	139,754	1,045
McDonald's Corp	233,292	21,969				$121,157
Nordstrom Inc	33,547	1,927
O'Reilly Automotive Inc (a)	25,163	3,296		Textiles - 0.05%
				Mohawk Industries Inc (a)	14,303	2,034
PetSmart Inc	24,320	1,532
PVH Corp	19,125	2,312
Ross Stores Inc	50,803	3,450		Toys, Games & Hobbies - 0.11%
Staples Inc	154,858	2,038		Hasbro Inc	27,076	1,330
Starbucks Corp	176,687	12,566		Mattel Inc	79,348	3,002
Target Corp	148,198	8,394				$4,332
Tiffany & Co	25,819	2,148
TJX Cos Inc	166,746	9,565		Transportation - 1.70%
Tractor Supply Co	32,682	2,174		CH Robinson Worldwide Inc	35,552	2,081
Urban Outfitters Inc (a)	25,569	916		CSX Corp	237,663	6,396
Walgreen Co	204,181	11,710		Expeditors International of Washington Inc	48,200	1,969
Wal-Mart Stores Inc	379,325	28,328		FedEx Corp	69,785	9,304
Yum! Brands Inc	104,411	7,011		Kansas City Southern	25,839	2,728
		$227,979		Norfolk Southern Corp	72,426	6,706
				Ryder System Inc	12,331	878
Savings & Loans - 0.05%				Union Pacific Corp	107,984	18,815
Hudson City Bancorp Inc	111,502	1,008		United Parcel Service Inc	167,597	15,960
People's United Financial Inc	74,511	1,059				$64,837
		$2,067		TOTAL COMMON STOCKS		$3,740,335
Semiconductors - 2.76%					Maturity
Altera Corp	75,291	2,517		REPURCHASE AGREEMENTS - 1.91%	Amount (000's)	Value (000's)
Analog Devices Inc	72,927	3,520		Banks - 1.91%
Applied Materials Inc	282,329	4,749		Investment in Joint Trading Account; Barclays $	9,215	$9,215
Broadcom Corp	126,513	3,765		Bank PLC Repurchase Agreement; 0.02%
First Solar Inc (a)	16,553	837		dated 01/31/2014 maturing 02/03/2014
Intel Corp	1,165,487	28,601		(collateralized by US Government
KLA-Tencor Corp	39,072	2,402		Securities; $9,399,419; 0.25% - 1.50%;
Lam Research Corp (a)	38,074	1,927		dated 03/31/15 - 01/31/19)
Linear Technology Corp	54,901	2,445		Investment in Joint Trading Account; Credit	24,907	24,907
LSI Corp	127,764	1,409		Suisse Repurchase Agreement; 0.01%
Microchip Technology Inc	46,509	2,086		dated 01/31/2014 maturing 02/03/2014
Micron Technology Inc (a)	246,615	5,682		(collateralized by US Government
NVIDIA Corp	135,656	2,130		Securities; $25,405,288; 0.00% - 11.25%;
Qualcomm Inc	396,100	29,399		dated 02/15/15 - 02/15/41)
Texas Instruments Inc	256,628	10,881		Investment in Joint Trading Account; Deutsche	26,329	26,329
Xilinx Inc	62,908	2,920		Bank Repurchase Agreement; 0.02% dated
		$105,270		01/31/2014 maturing 02/03/2014
Software - 3.82%				(collateralized by US Government
Adobe Systems Inc (a)	108,998	6,452		Securities; $26,855,484; 0.00% - 7.13%;
Akamai Technologies Inc (a)	41,962	2,001		dated 02/25/14 - 05/04/37)
Autodesk Inc (a)	52,894	2,711		Investment in Joint Trading Account; Merrill	12,526	12,526
CA Inc	76,179	2,444		Lynch Repurchase Agreement; 0.02%
Cerner Corp (a)	69,213	3,937		dated 01/31/2014 maturing 02/03/2014
Citrix Systems Inc (a)	43,702	2,363		(collateralized by US Government
Dun & Bradstreet Corp/The	8,947	984		Securities; $12,776,765; 0.00% - 5.50%;
Electronic Arts Inc (a)	72,476	1,913		dated 02/25/14 - 07/05/22)
Fidelity National Information Services Inc	68,258	3,461				$72,977
Fiserv Inc (a)	60,475	3,390		TOTAL REPURCHASE AGREEMENTS		$72,977
Intuit Inc	66,786	4,892		Total Investments		$3,813,312
Microsoft Corp	1,781,090	67,414		Other Assets in Excess of Liabilities, Net - 0.14%		$5,191
Oracle Corp	822,768	30,360		TOTAL NET ASSETS - 100.00%		$3,818,503
Paychex Inc	76,204	3,187
Red Hat Inc (a)	44,429	2,510
Salesforce.com Inc (a)	130,067	7,873		(a) Non-Income Producing Security
		$145,892		(b)		Security or a portion of the security was pledged to cover margin
				requirements for futures contracts. At the end of the period, the value of
Telecommunications - 3.17%				these securities totaled $9,868 or 0.26% of net assets.
AT&T Inc	1,235,121	41,154
CenturyLink Inc	138,581	3,999
Cisco Systems Inc	1,253,553	27,465
Corning Inc	339,307	5,840
Frontier Communications Corp	234,351	1,102

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		21.57%
Financial		18.16%
Technology		12.12%
Communications		11.73%
Industrial		10.68%
Energy		9.83%
Consumer, Cyclical		9.22%
Basic Materials		3.17%
Utilities		2.96%
Exchange Traded Funds		0.37%
Diversified		0.05%
Other Assets in Excess of Liabilities, Net		0.14%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2014	Long	843	$75,969	$74,884	$(1,085)
Total					$(1,085)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 98.71%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 4.93%				Food (continued)
Alliant Techsystems Inc	449,159	$64,544		Tyson Foods Inc	815,796	$30,511
Boeing Co/The	385,049	48,231				$75,199
Raytheon Co	547,677	52,068
		$164,843		Gas - 2.23%
				AGL Resources Inc	457,188	21,845
Automobile Manufacturers - 0.66%				Atmos Energy Corp	630,869	30,288
Oshkosh Corp	407,982	22,088		Vectren Corp	619,120	22,610
						$74,743

Automobile Parts & Equipment - 1.30%				Healthcare - Services - 3.33%
Lear Corp	298,567	21,595		Aetna Inc	1,047,901	71,603
WABCO Holdings Inc (a)	255,866	22,061		HCA Holdings Inc (a)	794,510	39,940
		$43,656				$111,543

Banks - 15.75%				Insurance - 7.65%
Fifth Third Bancorp	3,244,224	68,194		Allstate Corp/The	1,498,133	76,705
Goldman Sachs Group Inc/The	579,758	95,150		Hartford Financial Services Group Inc	1,087,349	36,154
Huntington Bancshares Inc/OH	3,240,186	29,388		Lincoln National Corp	582,675	27,986
JP Morgan Chase & Co	1,785,082	98,822		Protective Life Corp	773,649	37,917
KeyCorp	4,110,073	52,444		Prudential Financial Inc	561,229	47,362
Regions Financial Corp	4,800,447	48,821		StanCorp Financial Group Inc	465,593	29,914
Wells Fargo & Co	2,957,086	134,074				$256,038
		$526,893
				Internet - 0.99%
Biotechnology - 1.64%				Symantec Corp	1,548,012	33,143
Gilead Sciences Inc (a)	449,469	36,250
United Therapeutics Corp (a)	182,840	18,763
		$55,013		Lodging - 1.07%
				MGM Resorts International (a)	1,463,610	35,654
Chemicals - 0.95%

LyondellBasell Industries NV	404,251	31,839		Media - 2.00%
				Comcast Corp - Class A	1,230,963	67,026
Commercial Services - 2.54%
Manpowergroup Inc	607,658	47,337
Quanta Services Inc (a)	749,954	23,376		Miscellaneous Manufacturing - 1.03%
Service Corp International/US	810,783	14,351		General Electric Co	1,367,531	34,366
		$85,064
				Oil & Gas - 12.14%
Computers - 4.38%				Chevron Corp	386,675	43,164
Apple Inc	118,133	59,137		Cimarex Energy Co	260,551	25,529
SanDisk Corp	457,433	31,814		ConocoPhillips	1,359,922	88,327
Western Digital Corp	644,476	55,535		EOG Resources Inc	274,653	45,384
		$146,486		Exxon Mobil Corp	1,001,234	92,274
Consumer Products - 1.15%				Marathon Petroleum Corp	597,975	52,054
Avery Dennison Corp	779,541	38,408		Valero Energy Corp	1,162,392	59,398
						$406,130

Cosmetics & Personal Care - 0.28%				Packaging & Containers - 0.80%
Procter & Gamble Co/The	123,028	9,426		Packaging Corp of America	412,317	26,636

Diversified Financial Services - 5.37%				Pharmaceuticals - 9.34%
Ameriprise Financial Inc	360,736	38,108		AbbVie Inc	1,245,745	61,328
Discover Financial Services	1,277,275	68,526		Cardinal Health Inc	1,095,487	74,515
Santander Consumer USA Holdings Inc (a)	1,147,243	29,404		Johnson & Johnson	983,924	87,048
Waddell & Reed Financial Inc	675,270	43,771		Omnicare Inc	579,042	36,167
		$179,809		Pfizer Inc	1,762,506	53,580
						$312,638
Electric - 3.01%
DTE Energy Co	660,338	45,048		REITS - 1.77%
Great Plains Energy Inc	704,278	17,382		Extra Space Storage Inc	940,336	42,936
Public Service Enterprise Group Inc	1,151,005	38,374		Public Storage	102,734	16,190
		$100,804				$59,126

Electrical Components & Equipment - 0.66%				Retail - 4.11%
Energizer Holdings Inc	234,798	22,188		Best Buy Co Inc	1,062,294	25,006
				GameStop Corp	627,031	21,990
				Rite Aid Corp (a)	3,354,355	18,617
Engineering & Construction - 0.29%				Wal-Mart Stores Inc (b)	644,598	48,138
AECOM Technology Corp (a)	335,977	9,632
				Wendy's Co/The	2,601,074	23,592
						$137,343
Food - 2.25%
Kroger Co/The	1,237,903	44,688

See accompanying notes

Schedule of Investments
LargeCap Value Fund
January 31, 2014 (unaudited)

				Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Financial	31.80%
Semiconductors - 0.87%				Consumer, Non-cyclical	20.53%
Marvell Technology Group Ltd	1,941,558	$28,987		Energy	12.14%
				Industrial	9.29%
				Technology	7.71%
Software - 2.46%				Consumer, Cyclical	7.71%
Activision Blizzard Inc	1,872,542	32,077		Utilities	5.24%
CA Inc	937,388	30,071
Electronic Arts Inc (a)	763,626	20,160		Communications	4.60%
				Basic Materials	0.95%
		$82,308		Other Assets in Excess of Liabilities, Net	0.03%
Telecommunications - 1.61%				TOTAL NET ASSETS	100.00%
AT&T Inc	1,225,468	40,832
Cisco Systems Inc	596,566	13,071
		$53,903

Textiles - 0.57%
Mohawk Industries Inc (a)	134,414	19,111

Transportation - 1.58%
Norfolk Southern Corp	569,739	52,752

TOTAL COMMON STOCKS		$3,302,795
	Maturity
REPURCHASE AGREEMENTS - 1.26% Amount (000's)		Value(000	's)

Banks- 1.26%
Investment in Joint Trading Account; Barclays $	5,332	$5,332
Bank PLC Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $5,438,606; 0.25% - 1.50%;
dated 03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	14,412	14,412
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $14,699,775; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	15,234	15,234
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $15,538,875; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	7,248	7,248
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $7,392,775; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
		$42,226
TOTAL REPURCHASE AGREEMENTS		$42,226
Total Investments		$3,345,021
Other Assets in Excess of Liabilities, Net - 0.03%		$886
TOTAL NET ASSETS - 100.00%		$3,345,907

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,308 or 0.10% of net assets.

		Futures Contracts
					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2014	Long	411	$37,010	$36,509	$(501)
Total					$(501)

Amounts in thousands except contracts
See accompanying notes	143

Schedule of Investments
LargeCap Value Fund I
January 31, 2014 (unaudited)

COMMON STOCKS - 94.78%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.01%				Banks (continued)
Interpublic Group of Cos Inc/The	804	$13		PNC Financial Services Group Inc/The	1,271	$102
				Popular Inc (a)	357	9
				Regions Financial Corp	3,394	34
Aerospace & Defense - 1.77%				Signature Bank/New York NY (a)	147	18
Alliant Techsystems Inc	111	16
B/E Aerospace Inc (a)	22	2		State Street Corp	974	65
				SunTrust Banks Inc	1,153	43
Exelis Inc	652	13		SVB Financial Group (a)	156	17
General Dynamics Corp	725	73		US Bancorp/MN	4,441	176
L-3 Communications Holdings Inc	311	34
Lockheed Martin Corp	16,108	2,431		Wells Fargo & Co	72,892	3,305
Northrop Grumman Corp	539	62		Zions Bancorporation	637	18
Raytheon Co	788	75				$12,725
Rockwell Collins Inc	10,571	799		Beverages - 0.02%
United Technologies Corp	200	23		Beam Inc	343	29
		$3,528		Constellation Brands Inc (a)	31	2

Agriculture - 2.78%						$31
Altria Group Inc	53,385	1,880		Biotechnology - 1.60%
Archer-Daniels-Midland Co	1,555	61		United Therapeutics Corp (a)	31,162	3,198
Bunge Ltd	376	28
Philip Morris International Inc	19,527	1,526
Reynolds American Inc	42,564	2,065		Building Materials - 0.01%
		$5,560		Vulcan Materials Co	450	28

Airlines - 0.03%
Alaska Air Group Inc	18	1		Chemicals - 3.32%
				Air Products & Chemicals Inc	524	55
Delta Air Lines Inc	1,126	35		Airgas Inc	12,500	1,291
Southwest Airlines Co	1,560	33		Albemarle Corp	175	11
		$69		Ashland Inc	273	25
Apparel - 0.00%				Cabot Corp	220	11
Deckers Outdoor Corp (a)	66	5		CF Industries Holdings Inc	7,250	1,674
				Dow Chemical Co/The	2,644	120
				EI du Pont de Nemours & Co	11,000	671
Automobile Manufacturers - 0.11%				Huntsman Corp	668	15
Ford Motor Co	6,034	90		LyondellBasell Industries NV	12,459	981
General Motors Co	1,778	64		Mosaic Co/The	754	34
Oshkosh Corp	304	17		NewMarket Corp	5,161	1,728
PACCAR Inc	748	42		PPG Industries Inc	44	8
		$213		Rockwood Holdings Inc	69	5
Automobile Parts & Equipment - 0.06%				RPM International Inc	27	1
Allison Transmission Holdings Inc	101	3		Sigma-Aldrich Corp	22	2
Johnson Controls Inc	1,649	76		Westlake Chemical Corp	10	1
Lear Corp	247	18		WR Grace & Co (a)	33	3
TRW Automotive Holdings Corp (a)	372	27				$6,636
		$124		Commercial Services - 1.91%
Banks - 6.37%				Aaron's Inc	222	6
Associated Banc-Corp	580	10		ADT Corp/The	699	21
Bank of America Corp	23,023	386		Apollo Education Group Inc (a)	337	11
Bank of Hawaii Corp	155	9		Booz Allen Hamilton Holding Corp	6	—
Bank of New York Mellon Corp/The	2,478	79		Cintas Corp	256	15
BankUnited Inc	223	7		CoreLogic Inc/United States (a)	330	11
BB&T Corp	1,499	56		DeVry Education Group Inc	217	8
BOK Financial Corp	91	6		KAR Auction Services Inc	25,264	703
Capital One Financial Corp	1,679	119		Leidos Holdings Inc	253	11
CIT Group Inc	697	32		Manpowergroup Inc	267	21
Citigroup Inc	62,938	2,985		McGraw Hill Financial Inc	24,339	1,850
City National Corp/CA	161	12		RR Donnelley & Sons Co	287	5
Comerica Inc	29,646	1,358		Service Corp International/US	160	3
Commerce Bancshares Inc/MO	279	12		Total System Services Inc	126	4
East West Bancorp Inc	471	16		Towers Watson & Co	225	26
Fifth Third Bancorp	2,100	44		Weight Watchers International Inc	41	1
First Citizens BancShares Inc/NC	26	6		Western Union Co/The	72,295	1,113
Fulton Financial Corp	676	8				$3,809
Goldman Sachs Group Inc/The	13,779	2,262		Computers - 4.82%
Huntington Bancshares Inc/OH	2,905	26		Apple Inc	5,048	2,527
JP Morgan Chase & Co	23,772	1,316		Brocade Communications Systems Inc (a)	1,537	14
KeyCorp	2,210	28		Computer Sciences Corp	520	31
M&T Bank Corp	309	34		DST Systems Inc	21	2
Morgan Stanley	3,251	96		EMC Corp/MA	2,509	61
Northern Trust Corp	511	31		Hewlett-Packard Co	4,644	135

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electric (continued)
International Business Machines Corp	22,276	$3,935		SCANA Corp	483	$23
Lexmark International Inc	218	9		Southern Co/The	1,858	77
MICROS Systems Inc (a)	231	13		Westar Energy Inc	440	15
NetApp Inc	10,200	432		Wisconsin Energy Corp	791	34
SanDisk Corp	427	30		Xcel Energy Inc	1,217	35
Synopsys Inc (a)	532	21				$4,929
Western Digital Corp	28,143	2,425
		$9,635		Electrical Components & Equipment - 0.03%
				Emerson Electric Co	440	29
Consumer Products - 0.23%				Energizer Holdings Inc	215	20
Avery Dennison Corp	235	11		Hubbell Inc	56	7
Kimberly-Clark Corp	218	24				$56
Tupperware Brands Corp	5,500	431
		$466		Electronics - 0.10%
				Agilent Technologies Inc	654	38
Cosmetics & Personal Care - 0.87%				Allegion PLC	97	5
Colgate-Palmolive Co	19,658	1,204		Avnet Inc	474	19
Procter & Gamble Co/The	6,997	536		AVX Corp	164	2
		$1,740		FLIR Systems Inc	148	5
Distribution & Wholesale - 0.02%				Garmin Ltd	424	19
Arrow Electronics Inc (a)	362	19		Gentex Corp/MI	210	7
				Jabil Circuit Inc	701	13
Genuine Parts Co	28	2		Tech Data Corp (a)	130	7
WESCO International Inc (a)	152	13
				Thermo Fisher Scientific Inc	766	88
		$34		Vishay Intertechnology Inc	454	6
Diversified Financial Services - 7.48%						$209
American Express Co	37,600	3,197		Engineering & Construction - 0.04%
Ameriprise Financial Inc	394	42		AECOM Technology Corp (a)	324	9
BlackRock Inc	181	54		Fluor Corp	226	17
CBOE Holdings Inc	48,027	2,498		Jacobs Engineering Group Inc (a)	452	28
Charles Schwab Corp/The	2,726	68		KBR Inc	511	16
CME Group Inc/IL	910	68		URS Corp	262	13
Discover Financial Services	40,923	2,195				$83
E*Trade Financial Corp (a)	993	20
Eaton Vance Corp	43,523	1,657		Entertainment - 0.62%
Federated Investors Inc	84	2		Gaming and Leisure Properties Inc	327	12
IntercontinentalExchange Group Inc	142	30		International Game Technology	84,700	1,222
Invesco Ltd	1,277	42		Penn National Gaming Inc (a)	235	3
NASDAQ OMX Group Inc/The	385	15		Regal Entertainment Group	221	4
Ocwen Financial Corp (a)	23,500	1,037				$1,241
Raymond James Financial Inc	422	22
SLM Corp	67,255	1,531		Environmental Control - 0.04%
TD Ameritrade Holding Corp	806	25		Republic Services Inc	936	30
Waddell & Reed Financial Inc	37,738	2,446		Waste Connections Inc	23	1
		$14,949		Waste Management Inc	1,043	43
						$74
Electric - 2.47%
AES Corp/VA	61,286	861		Food - 2.46%
Alliant Energy Corp	384	20		Campbell Soup Co	35,601	1,467
American Electric Power Co Inc	1,190	58		Kellogg Co	26,528	1,538
CMS Energy Corp	923	26		Mondelez International Inc	3,810	125
Consolidated Edison Inc	717	39		Safeway Inc	33,669	1,052
Dominion Resources Inc/VA	1,414	96		Sysco Corp	19,629	689
DTE Energy Co	426	29		Tyson Foods Inc	969	36
Duke Energy Corp	1,728	122				$4,907
Edison International	798	38		Forest Products & Paper - 0.01%
Entergy Corp	436	27		Domtar Corp	114	12
Exelon Corp	2,095	61		International Paper Co	215	11
FirstEnergy Corp	893	28				$23
Great Plains Energy Inc	532	13
Hawaiian Electric Industries Inc	340	9		Gas - 0.09%
Integrys Energy Group Inc	273	15		AGL Resources Inc	409	20
MDU Resources Group Inc	653	21		Atmos Energy Corp	312	15
NextEra Energy Inc	1,040	96		CenterPoint Energy Inc	1,483	35
Northeast Utilities	771	34		National Fuel Gas Co	254	19
NRG Energy Inc	1,117	31		Questar Corp	527	12
OGE Energy Corp	686	23		Sempra Energy	520	48
PG&E Corp	945	40		UGI Corp	394	17
Pinnacle West Capital Corp	380	20		Vectren Corp	285	10
PPL Corp	98,047	2,997				$176
Public Service Enterprise Group Inc	1,239	41

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Hand & Machine Tools - 0.03%				Insurance (continued)
Kennametal Inc	271	$12		MetLife Inc	1,910	$94
Regal-Beloit Corp	155	12		Old Republic International Corp	897	14
Snap-on Inc	179	18		PartnerRe Ltd	187	18
Stanley Black & Decker Inc	315	24		ProAssurance Corp	213	10
		$66		Protective Life Corp	271	13
				Prudential Financial Inc	610	51
Healthcare - Products - 1.15%				Reinsurance Group of America Inc	251	19
Baxter International Inc	22,835	1,560		RenaissanceRe Holdings Ltd	154	14
Boston Scientific Corp (a)	2,880	39
CareFusion Corp (a)	760	31		StanCorp Financial Group Inc	153	10
				Torchmark Corp	320	24
Covidien PLC	1,199	82		Travelers Cos Inc/The	789	64
Hill-Rom Holdings Inc	206	7		Unum Group	923	30
Life Technologies Corp (a)	207	16
				WR Berkley Corp	375	15
Medtronic Inc	2,170	123		XL Group PLC	1,010	29
ResMed Inc	8,600	375				$12,929
Stryker Corp	297	23
Zimmer Holdings Inc	405	38		Internet - 0.07%
		$2,294		AOL Inc (a)	268	12
				Liberty Interactive Corp (a)	1,172	31
Healthcare - Services - 2.03%				Symantec Corp	656	14
Aetna Inc	708	48		Yahoo! Inc (a)	2,122	77
Cigna Corp	574	49				$134
HCA Holdings Inc (a)	529	26
Humana Inc	9,001	876		Iron & Steel - 0.04%
Laboratory Corp of America Holdings (a)	6,300	566		Cliffs Natural Resources Inc	530	10
Quest Diagnostics Inc	471	25		Nucor Corp	678	33
UnitedHealth Group Inc	33,199	2,400		Reliance Steel & Aluminum Co	265	18
WellPoint Inc	766	66		Steel Dynamics Inc	762	13
		$4,056		United States Steel Corp	499	13

Home Builders - 0.00%						$87
NVR Inc (a)	2	2		Leisure Products & Services - 0.02%
				Carnival Corp	892	35

Home Furnishings - 0.02%
Harman International Industries Inc	235	24		Lodging - 0.02%
Whirlpool Corp	177	24		Choice Hotels International Inc	90	4
		$48		Hyatt Hotels Corp (a)	155	7
				Marriott International Inc/DE	94	5
Housewares - 0.01%				Starwood Hotels & Resorts Worldwide Inc	387	29
Newell Rubbermaid Inc	420	13				$45

				Machinery - Construction & Mining - 1.15%
Insurance - 6.47%				Caterpillar Inc	3,485	327
ACE Ltd	977	92		Joy Global Inc	37,481	1,979
Aflac Inc	68,187	4,281
Allied World Assurance Co Holdings AG	80	8				$2,306
Allstate Corp/The	22,547	1,154		Machinery - Diversified - 0.02%
American International Group Inc	43,953	2,108		AGCO Corp	336	18
American National Insurance Co	25	3		Babcock & Wilcox Co/The	120	4
Aon PLC	245	20		Cummins Inc	118	15
Arch Capital Group Ltd (a)	16,131	868		IDEX Corp	19	1
Aspen Insurance Holdings Ltd	229	9		Zebra Technologies Corp (a)	160	9
Assurant Inc	28,452	1,859				$47
Assured Guaranty Ltd	584	12
Axis Capital Holdings Ltd	307	14		Media - 2.28%
Berkshire Hathaway Inc - Class B (a)	5,173	577		CBS Corp	178	11
Brown & Brown Inc	220	7		Comcast Corp - Class A	35,781	1,948
Chubb Corp/The	638	54		Gannett Co Inc	792	22
Cincinnati Financial Corp	566	27		Graham Holdings Co	15	10
CNA Financial Corp	91	4		John Wiley & Sons Inc	157	9
Endurance Specialty Holdings Ltd	98	5		Liberty Media Corp (a)	3,330	438
Everest Re Group Ltd	173	25		Nielsen Holdings NV	647	27
Fairfax Financial Holdings Ltd	3,100	1,192		Shaw Communications Inc	26,700	589
Fidelity National Financial Inc	878	28		Sirius XM Holdings Inc (a)	5,642	20
Genworth Financial Inc (a)	1,707	25		Starz (a)	43	1
Hanover Insurance Group Inc/The	107	6		Thomson Reuters Corp	897	32
Hartford Financial Services Group Inc	973	32		Time Warner Inc	2,245	141
HCC Insurance Holdings Inc	347	15		Twenty-First Century Fox Inc - A Shares	1,258	40
Kemper Corp	164	6		Viacom Inc	12,500	1,026
Lincoln National Corp	771	37		Walt Disney Co/The	3,374	245
Loews Corp	604	27				$4,559
Marsh & McLennan Cos Inc	633	29

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Mining - 0.55%				Oil & Gas Services (continued)
Alcoa Inc	2,692	$31		MRC Global Inc (a)	163	$5
Freeport-McMoRan Copper & Gold Inc	21,810	707		National Oilwell Varco Inc	1,084	81
Newmont Mining Corp	1,051	23		Oil States International Inc (a)	190	18
Southern Copper Corp	11,802	330		RPC Inc	117,486	2,001
Tahoe Resources Inc (a)	255	4		Superior Energy Services Inc	552	13
		$1,095				$3,986

Miscellaneous Manufacturing - 1.51%				Packaging & Containers - 0.64%
3M Co	258	33		Bemis Co Inc	199	8
AO Smith Corp	152	7		Crown Holdings Inc (a)	73	3
Aptargroup Inc	68	4		Greif Inc	87	4
Carlisle Cos Inc	208	16		Owens-Illinois Inc (a)	234	8
Crane Co	13	1		Rexam PLC ADR	30,600	1,244
Danaher Corp	1,158	86		Rock-Tenn Co	69	7
Donaldson Co Inc	39	2		Sonoco Products Co	348	14
Dover Corp	154	13				$1,288
Eaton Corp PLC	1,010	74
General Electric Co	105,883	2,661		Pharmaceuticals - 4.84%
Illinois Tool Works Inc	507	40		Abbott Laboratories	3,329	122
Leggett & Platt Inc	494	15		AmerisourceBergen Corp	13,300	894
Parker Hannifin Corp	362	41		Bristol-Myers Squibb Co	487	24
Pentair Ltd	436	32		Cardinal Health Inc	871	59
		$3,025		Eli Lilly & Co	18,154	980
				Express Scripts Holding Co (a)	356	27
Office & Business Equipment - 0.02%				Forest Laboratories Inc (a)	569	38
Pitney Bowes Inc	395	10		Herbalife Ltd	21,443	1,380
Xerox Corp	2,933	32		Johnson & Johnson	14,832	1,312
		$42		Merck & Co Inc	24,449	1,295
				Mylan Inc/PA (a)	46,745	2,123
Oil & Gas - 15.40%				Omnicare Inc	363	23
Anadarko Petroleum Corp	1,203	97		Pfizer Inc	46,039	1,400
Apache Corp	20,949	1,682				$9,677
Atwood Oceanics Inc (a)	161	8
Chesapeake Energy Corp	1,471	40		Pipelines - 0.04%
Chevron Corp	44,551	4,973		Spectra Energy Corp	1,429	51
Cimarex Energy Co	299	29		Williams Cos Inc/The	657	27
ConocoPhillips	3,104	202				$78
Continental Resources Inc/OK (a)	15,220	1,677
Denbury Resources Inc	1,291	21		Real Estate - 0.02%
				Forest City Enterprises Inc (a)	546	10
Devon Energy Corp	866	51
Energen Corp	250	18		Jones Lang LaSalle Inc	152	17
EOG Resources Inc	60	10		WP Carey Inc	198	12
EQT Corp	44	4				$39
Exxon Mobil Corp	51,295	4,727		REITS - 2.86%
Helmerich & Payne Inc	328	29		Alexandria Real Estate Equities Inc	247	17
Hess Corp	779	59		American Capital Agency Corp	51,248	1,074
HollyFrontier Corp	40,150	1,859		Annaly Capital Management Inc	185,100	1,994
Marathon Oil Corp	1,800	59		Apartment Investment & Management Co	60,483	1,691
Marathon Petroleum Corp	29,725	2,588		AvalonBay Communities Inc	307	38
Murphy Oil Corp	26,618	1,506		BioMed Realty Trust Inc	644	13
Murphy USA Inc (a)	163	6		Boston Properties Inc	326	35
Nabors Industries Ltd	38,400	656		Brandywine Realty Trust	541	8
Noble Energy Inc	794	49		BRE Properties Inc	266	16
Oasis Petroleum Inc (a)	38,968	1,629		Brixmor Property Group Inc	131	3
Occidental Petroleum Corp	24,045	2,106		Camden Property Trust	293	18
Patterson-UTI Energy Inc	81,341	2,090		CBL & Associates Properties Inc	379	6
PBF Energy Inc	81	2		Chimera Investment Corp	3,558	11
Phillips 66	1,572	115		CommonWealth REIT	409	10
QEP Resources Inc	557	17		Corrections Corp of America	146	5
Rowan Cos PLC (a)	430	13		DDR Corp	1,027	16
Royal Dutch Shell PLC - B shares ADR	9,400	685		Digital Realty Trust Inc	95	5
SM Energy Co	9,698	803		Douglas Emmett Inc	491	12
Tesoro Corp	470	24		Duke Realty Corp	1,113	17
Ultra Petroleum Corp (a)	72,714	1,741		Equity Lifestyle Properties Inc	79	3
Unit Corp (a)	170	8		Equity Residential	854	47
Valero Energy Corp	22,584	1,154		Essex Property Trust Inc	131	21
Whiting Petroleum Corp (a)	375	22		Extra Space Storage Inc	351	16
		$30,759		Federal Realty Investment Trust	77	8
Oil & Gas Services - 2.00%				General Growth Properties Inc	1,330	27
Baker Hughes Inc	1,051	60		HCP Inc	1,079	42
Halliburton Co	36,900	1,808		Health Care REIT Inc	676	39

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Semiconductors (continued)
Healthcare Trust of America Inc	386	$4		NVIDIA Corp	85,900	$1,349
Home Properties Inc	196	11		Rovi Corp (a)	316	7
Hospitality Properties Trust	518	13		Skyworks Solutions Inc (a)	112	3
Host Hotels & Resorts Inc	1,768	32		Teradyne Inc (a)	43,900	826
Kilroy Realty Corp	282	15				$5,335
Kimco Realty Corp	1,414	30
Liberty Property Trust	448	16		Software - 2.57%
Macerich Co/The	475	27		Activision Blizzard Inc	920	16
				Adobe Systems Inc (a)	726	43
Mack-Cali Realty Corp	305	6		Autodesk Inc (a)	159	8
MFA Financial Inc	1,249	9
Mid-America Apartment Communities Inc	258	17		CA Inc	778	25
National Retail Properties Inc	409	14		Dun & Bradstreet Corp/The	10	1
				Electronic Arts Inc (a)	241	6
Piedmont Office Realty Trust Inc	579	10
Post Properties Inc	188	9		Fidelity National Information Services Inc	626	32
Prologis Inc	1,182	46		Microsoft Corp	78,058	2,954
				MSCI Inc (a)	243	10
Public Storage	33	5
Realty Income Corp	713	29		Oracle Corp	54,900	2,026
Regency Centers Corp	184	9		Paychex Inc	112	5
				Veeva Systems Inc (a)	18	1
Retail Properties of America Inc	463	6
Senior Housing Properties Trust	601	14				$5,127
Simon Property Group Inc	187	29		Telecommunications - 3.84%
SL Green Realty Corp	317	30		Amdocs Ltd	32,757	1,417
Spirit Realty Capital Inc	1,032	11		AT&T Inc	22,166	738
Starwood Property Trust Inc	675	20		CenturyLink Inc	1,444	42
Taubman Centers Inc	180	12		Cisco Systems Inc	94,366	2,068
UDR Inc	868	21		CommScope Holding Co Inc (a)	61	1
Ventas Inc	557	35		Corning Inc	3,524	61
Vornado Realty Trust	358	33		EchoStar Corp (a)	30,740	1,446
Weingarten Realty Investors	421	12		Frontier Communications Corp	3,458	16
		$5,717		Harris Corp	313	22
Retail - 4.53%				Telephone & Data Systems Inc	326	9
				T-Mobile US Inc (a)	658	20
Abercrombie & Fitch Co	11,800	417
Ascena Retail Group Inc (a)	378	7		US Cellular Corp	43	2
Best Buy Co Inc	693	16		Vodafone Group PLC ADR	19,600	726
Big Lots Inc (a)	148	4		Windstream Holdings Inc	146,710	1,097
Chico's FAS Inc	36	1				$7,665
Coach Inc	28,534	1,366		Textiles - 0.02%
CST Brands Inc	208	7		Mohawk Industries Inc (a)	209	30
CVS Caremark Corp	2,315	157
Darden Restaurants Inc	156	8
Dillard's Inc	30	3		Toys, Games & Hobbies - 0.00%
DSW Inc	22	1		Hasbro Inc	59	3
Foot Locker Inc	458	18
GameStop Corp	411	14		Transportation - 2.07%
GNC Holdings Inc	14,900	762		CSX Corp	1,242	33
Guess? Inc	205	6		FedEx Corp	769	103
Kohl's Corp	534	27		Kirby Corp (a)	80	8
Macy's Inc	299	16		Landstar System Inc	28,073	1,613
Ross Stores Inc	10,454	710		Norfolk Southern Corp	7,726	715
Signet Jewelers Ltd	255	20		United Parcel Service Inc	17,390	1,656
Staples Inc	97,197	1,279				$4,128
Target Corp	479	27
TJX Cos Inc	44,378	2,546		Water - 0.61%
Walgreen Co	598	34		American Water Works Co Inc	28,815	1,226
Wal-Mart Stores Inc	1,158	86		Aqua America Inc	75	2
Wendy's Co/The	979	9				$1,228
Yum! Brands Inc	22,518	1,512		TOTAL COMMON STOCKS		$189,375
		$9,053			Maturity

Savings & Loans - 0.01%				REPURCHASE AGREEMENTS - 5.07%	Amount (000's)	Value(000	's)
First Niagara Financial Group Inc	1,225	10		Banks - 5.07%
Washington Federal Inc	360	8		Investment in Joint Trading Account; Barclays $ 1,279		$1,279
		$18		Bank PLC Repurchase Agreement; 0.02%
				dated 01/31/2014 maturing 02/03/2014
Semiconductors - 2.67%				(collateralized by US Government
Broadcom Corp	1,113	33		Securities; $1,304,337; 0.25% - 1.50%;
First Solar Inc (a)	234	12
				dated 03/31/15 - 01/31/19)
Intel Corp	11,103	273
KLA-Tencor Corp	23,274	1,430
Lam Research Corp (a)	26,700	1,351
Micron Technology Inc (a)	2,200	51

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2014 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Credit	$3,456	$3,456
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $3,525,437; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	3,654	3,654
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $3,726,678; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	1,738	1,738
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $1,773,004; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
		$10,127
TOTAL REPURCHASE AGREEMENTS		$10,127
Total Investments		$199,502
Other Assets in Excess of Liabilities, Net - 0.15%		$298
TOTAL NET ASSETS - 100.00%		$199,800

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		28.28%
Consumer, Non-cyclical		17.89%
Energy		17.43%
Technology		10.08%
Industrial		7.41%
Communications		6.20%
Consumer, Cyclical		5.46%
Basic Materials		3.92%
Utilities		3.18%
Other Assets in Excess of Liabilities, Net		0.15%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2014	Long	119	$10,721	$10,571	$(150)
Total					$(150)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2014 (unaudited)

COMMON STOCKS - 96.61%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.01%				Banks (continued)
Interpublic Group of Cos Inc/The	16,531	$270		Northern Trust Corp	10,440	$629
				PNC Financial Services Group Inc/The	401,116	32,041
				Popular Inc (a)	7,303	193
Aerospace & Defense - 4.19%				Regions Financial Corp	69,380	706
Alliant Techsystems Inc	2,277	327		Signature Bank/New York NY (a)	3,019	368
B/E Aerospace Inc (a)	450	36
Boeing Co/The	80,500	10,083		State Street Corp	347,688	23,278
				SunTrust Banks Inc	23,575	873
Exelis Inc	13,328	261		SVB Financial Group (a)	3,191	358
General Dynamics Corp	376,771	38,170
L-3 Communications Holdings Inc	6,370	708		US Bancorp/MN	90,764	3,606
				Wells Fargo & Co	1,694,045	76,808
Northrop Grumman Corp	11,007	1,272		Zions Bancorporation	13,028	375
Raytheon Co	342,388	32,551
Rockwell Collins Inc	1,050	79				$392,063
United Technologies Corp	180,901	20,627		Beverages - 0.77%
		$104,114		Beam Inc	7,021	585
				Constellation Brands Inc (a)	645	50
Agriculture - 1.81%				PepsiCo Inc	231,300	18,587
Altria Group Inc	444,545	15,657
Archer-Daniels-Midland Co	31,780	1,255				$19,222
Bunge Ltd	7,675	581		Building Materials - 0.13%
Philip Morris International Inc	349,039	27,274		CRH PLC ADR	99,200	2,569
Reynolds American Inc	5,415	263		Vulcan Materials Co	9,197	568
		$45,030				$3,137

Airlines - 0.06%				Chemicals - 1.49%
Alaska Air Group Inc	386	30		Air Products & Chemicals Inc	10,712	1,126
Delta Air Lines Inc	23,008	704		Albemarle Corp	3,568	229
Southwest Airlines Co	31,870	668		Ashland Inc	5,595	519
		$1,402		Cabot Corp	4,509	219
Apparel - 0.00%				CF Industries Holdings Inc	3,048	704
Deckers Outdoor Corp (a)	1,368	107		Dow Chemical Co/The	54,052	2,460
				EI du Pont de Nemours & Co	166,206	10,140
				Huntsman Corp	13,664	300
Automobile Manufacturers - 0.49%				Mosaic Co/The	15,428	689
Ford Motor Co	648,035	9,695		PPG Industries Inc	909	166
General Motors Co	36,342	1,311		Rockwood Holdings Inc	1,421	97
Oshkosh Corp	6,230	337		RPM International Inc	594	24
PACCAR Inc	15,274	855		Sigma-Aldrich Corp	216,977	20,172
		$12,198		Westlake Chemical Corp	202	25
				WR Grace & Co (a)	691	65
Automobile Parts & Equipment - 0.88%						$36,935
Allison Transmission Holdings Inc	2,078	60
Delphi Automotive PLC	317,809	19,351		Commercial Services - 0.98%
Johnson Controls Inc	33,722	1,555		Aaron's Inc	4,549	122
Lear Corp	5,058	366		ADT Corp/The	14,279	429
TRW Automotive Holdings Corp (a)	7,618	565		Apollo Education Group Inc (a)	6,890	222
		$21,897		Booz Allen Hamilton Holding Corp	138	3
				Cintas Corp	5,237	299
Banks - 15.79%				CoreLogic Inc/United States (a)	6,762	215
Associated Banc-Corp	11,856	195		DeVry Education Group Inc	4,452	161
Bank of America Corp	3,833,295	64,208		Equifax Inc	298,200	20,892
Bank of Hawaii Corp	3,168	180		KAR Auction Services Inc	3,366	94
Bank of New York Mellon Corp/The	50,663	1,619		Leidos Holdings Inc	5,173	235
BankUnited Inc	4,564	142		Manpowergroup Inc	5,462	426
BB&T Corp	30,630	1,146		McGraw Hill Financial Inc	6,315	480
BOK Financial Corp	1,872	120		RR Donnelley & Sons Co	5,886	109
Capital One Financial Corp	752,244	53,116		Service Corp International/US	3,280	58
CIT Group Inc	399,146	18,580		Total System Services Inc	2,585	77
Citigroup Inc	641,352	30,419		Towers Watson & Co	4,612	539
City National Corp/CA	3,299	239		Weight Watchers International Inc	868	23
Comerica Inc	13,213	605				$24,384
Commerce Bancshares Inc/MO	5,717	248
East West Bancorp Inc	9,631	322		Computers - 2.08%
Fifth Third Bancorp	42,930	902		Accenture PLC - Class A	251,100	20,058
First Citizens BancShares Inc/NC	533	118		Apple Inc	48,535	24,296
Fulton Financial Corp	13,816	171		Brocade Communications Systems Inc (a)	31,421	293
Goldman Sachs Group Inc/The	20,012	3,284		Computer Sciences Corp	10,635	642
Huntington Bancshares Inc/OH	59,374	539		DST Systems Inc	434	40
JP Morgan Chase & Co	1,326,430	73,431		EMC Corp/MA	51,282	1,243
KeyCorp	45,182	577		Hewlett-Packard Co	94,917	2,753
M&T Bank Corp	6,332	706		Lexmark International Inc	4,460	175
Morgan Stanley	66,457	1,961		MICROS Systems Inc (a)	4,738	263

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electrical Components & Equipment (continued)
SanDisk Corp	8,731	$607		Hubbell Inc	1,157	$135
Synopsys Inc (a)	10,878	434				$24,644
Western Digital Corp	10,312	889
		$51,693		Electronics - 2.50%
				Agilent Technologies Inc	13,379	778
Consumer Products - 0.03%				Allegion PLC	2,028	100
Avery Dennison Corp	4,813	237		Avnet Inc	9,695	398
Kimberly-Clark Corp	4,463	488		AVX Corp	3,356	43
		$725		FLIR Systems Inc	3,037	96
				Garmin Ltd	214,475	9,662
Cosmetics & Personal Care - 1.19%				Gentex Corp/MI	4,311	140
Colgate-Palmolive Co	305,500	18,706		Honeywell International Inc	531,281	48,469
Procter & Gamble Co/The	143,013	10,957		Jabil Circuit Inc	14,331	258
		$29,663		Tech Data Corp (a)	2,674	144
Distribution & Wholesale - 0.76%				Thermo Fisher Scientific Inc	15,664	1,804
Arrow Electronics Inc (a)	7,410	381		Vishay Intertechnology Inc	9,291	126
Genuine Parts Co	599	49				$62,018
WESCO International Inc (a)	223,618	18,551
				Engineering & Construction - 0.07%
		$18,981		AECOM Technology Corp (a)	6,602	189
Diversified Financial Services - 2.54%				Fluor Corp	4,624	351
American Express Co	380,856	32,380		Jacobs Engineering Group Inc (a)	9,255	562
Ameriprise Financial Inc	8,060	852		KBR Inc	10,458	327
BlackRock Inc	3,688	1,108		URS Corp	5,371	270
Charles Schwab Corp/The	55,717	1,383				$1,699
CME Group Inc/IL	18,615	1,392		Entertainment - 0.01%
Discover Financial Services	21,404	1,148		Gaming and Leisure Properties Inc	5,384	187
E*Trade Financial Corp (a)	20,298	406		Penn National Gaming Inc (a)	4,815	57
Federated Investors Inc	1,733	47		Regal Entertainment Group	4,536	88
IntercontinentalExchange Group Inc	2,933	612				$332
Invesco Ltd	26,118	868
NASDAQ OMX Group Inc/The	7,879	301		Environmental Control - 0.06%
Raymond James Financial Inc	8,625	439		Republic Services Inc	19,138	613
SLM Corp	947,563	21,567		Waste Connections Inc	487	20
TD Ameritrade Holding Corp	16,488	515		Waste Management Inc	21,297	890
		$63,018				$1,523

Electric - 2.19%				Food - 1.57%
AES Corp/VA	43,919	617		General Mills Inc	291,900	14,017
Alliant Energy Corp	7,849	408		McCormick & Co Inc/MD	321,400	20,627
American Electric Power Co Inc	24,320	1,187		Mondelez International Inc	77,886	2,551
CMS Energy Corp	18,878	525		Safeway Inc	15,733	492
Consolidated Edison Inc	14,652	797		Sysco Corp	16,937	594
Dominion Resources Inc/VA	28,902	1,963		Tyson Foods Inc	19,821	741
DTE Energy Co	8,701	594				$39,022
Duke Energy Corp	35,309	2,493
Edison International	16,295	785		Forest Products & Paper - 0.02%
Entergy Corp	170,851	10,769		Domtar Corp	2,340	252
Exelon Corp	42,808	1,241		International Paper Co	4,403	210
FirstEnergy Corp	18,258	575				$462
Great Plains Energy Inc	10,882	269		Gas - 0.15%
Hawaiian Electric Industries Inc	6,962	181		AGL Resources Inc	8,369	400
Integrys Energy Group Inc	5,594	304		Atmos Energy Corp	6,410	308
MDU Resources Group Inc	13,353	428		CenterPoint Energy Inc	30,314	709
NextEra Energy Inc	246,841	22,692		National Fuel Gas Co	5,202	392
Northeast Utilities	15,743	689		Questar Corp	10,787	251
NRG Energy Inc	22,829	636		Sempra Energy	10,633	986
OGE Energy Corp	14,037	478		UGI Corp	8,060	350
PG&E Corp	19,297	813		Vectren Corp	5,830	213
Pinnacle West Capital Corp	7,783	410				$3,609
PPL Corp	31,607	966
Public Service Enterprise Group Inc	25,310	844		Hand & Machine Tools - 0.74%
SCANA Corp	9,872	467		Kennametal Inc	5,568	241
Southern Co/The	37,988	1,567		Regal-Beloit Corp	3,183	236
Westar Energy Inc	9,008	299		Snap-on Inc	3,660	367
Wisconsin Energy Corp	16,178	690		Stanley Black & Decker Inc	224,860	17,404
Xcel Energy Inc	24,869	719				$18,248
		$54,406		Healthcare - Products - 3.29%
Electrical Components & Equipment - 0.99%				Becton Dickinson and Co	178,200	19,267
Emerson Electric Co	365,373	24,093		Boston Scientific Corp (a)	58,873	797
Energizer Holdings Inc	4,402	416		CareFusion Corp (a)	15,548	634

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)				Insurance (continued)
Covidien PLC	319,310	$21,789		XL Group PLC	20,661	$594
Hill-Rom Holdings Inc	4,223	153				$92,083
Life Technologies Corp (a)	4,247	323
Medtronic Inc	661,331	37,405		Internet - 0.60%
				AOL Inc (a)	5,490	253
Stryker Corp	6,054	470		IAC/InterActiveCorp	174,700	12,236
Zimmer Holdings Inc	8,277	778		Liberty Interactive Corp (a)	23,964	640
		$81,616		Symantec Corp	13,408	287
Healthcare - Services - 2.31%				Yahoo! Inc (a)	43,375	1,562
Aetna Inc	14,454	987				$14,978
Cigna Corp	11,733	1,013
HCA Holdings Inc (a)	10,828	544		Iron & Steel - 0.07%
Humana Inc	8,201	798		Cliffs Natural Resources Inc	10,833	209
Quest Diagnostics Inc	9,614	505		Nucor Corp	13,872	671
UnitedHealth Group Inc	379,547	27,434		Reliance Steel & Aluminum Co	5,430	380
WellPoint Inc	303,382	26,091		Steel Dynamics Inc	15,588	257
		$57,372		United States Steel Corp	10,218	267
						$1,784
Home Builders - 0.00%
NVR Inc (a)	55	63		Leisure Products & Services - 0.92%
				Carnival Corp	584,021	22,888

Home Furnishings - 0.04%
Harman International Industries Inc	4,808	497		Lodging - 0.04%
Whirlpool Corp	3,625	483		Choice Hotels International Inc	1,856	90
				Hyatt Hotels Corp (a)	3,169	151
		$980		Marriott International Inc/DE	1,933	95
Housewares - 0.01%				Starwood Hotels & Resorts Worldwide Inc	7,917	592
Newell Rubbermaid Inc	8,598	266				$928

				Machinery - Construction & Mining - 0.11%
Insurance - 3.71%				Caterpillar Inc	23,511	2,208
ACE Ltd	19,982	1,874		Joy Global Inc	7,524	397
Aflac Inc	27,393	1,720				$2,605
Allied World Assurance Co Holdings AG	1,635	168
Allstate Corp/The	27,532	1,410		Machinery - Diversified - 0.04%
American International Group Inc	463,040	22,208		AGCO Corp	6,886	367
American National Insurance Co	512	53		Babcock & Wilcox Co/The	2,466	84
Aon PLC	5,007	403		Cummins Inc	2,418	307
Arch Capital Group Ltd (a)	8,820	475		IDEX Corp	400	29
Aspen Insurance Holdings Ltd	4,682	182		Zebra Technologies Corp (a)	3,285	181
Assurant Inc	5,142	336				$968
Assured Guaranty Ltd	11,935	252		Media - 2.92%
Axis Capital Holdings Ltd	6,292	283		CBS Corp	3,644	214
Berkshire Hathaway Inc - Class B (a)	105,725	11,799
				Comcast Corp - Class A	420,421	22,892
Brown & Brown Inc	4,516	142		Gannett Co Inc	16,195	446
Chubb Corp/The	13,047	1,103		Graham Holdings Co	309	193
Cincinnati Financial Corp	11,568	560		John Wiley & Sons Inc	3,223	174
CNA Financial Corp	1,869	73		Liberty Media Corp (a)	4,711	620
Endurance Specialty Holdings Ltd	2,009	105		Nielsen Holdings NV	13,233	560
Everest Re Group Ltd	3,536	512		Sirius XM Holdings Inc (a)	115,315	413
Fidelity National Financial Inc	17,947	566		Starz (a)	881	25
Genworth Financial Inc (a)	34,893	515
				Thomson Reuters Corp	18,380	663
Hanover Insurance Group Inc/The	2,225	124		Time Warner Inc	330,687	20,777
Hartford Financial Services Group Inc	561,394	18,666		Twenty-First Century Fox Inc - A Shares	25,726	818
HCC Insurance Holdings Inc	7,099	305		Viacom Inc	240,000	19,704
Kemper Corp	3,370	124		Walt Disney Co/The	68,970	5,008
Lincoln National Corp	15,773	758				$72,507
Loews Corp	12,332	550
Marsh & McLennan Cos Inc	12,954	592		Mining - 0.11%
MetLife Inc	404,923	19,861		Alcoa Inc	55,001	633
Old Republic International Corp	18,350	287		Freeport-McMoRan Copper & Gold Inc	45,151	1,463
PartnerRe Ltd	3,827	376		Newmont Mining Corp	21,485	464
ProAssurance Corp	4,370	203		Tahoe Resources Inc (a)	5,227	93
Protective Life Corp	5,556	272				$2,653
Prudential Financial Inc	12,476	1,053
Reinsurance Group of America Inc	5,129	383		Miscellaneous Manufacturing - 2.37%
RenaissanceRe Holdings Ltd	3,152	286		3M Co	5,269	675
StanCorp Financial Group Inc	3,136	201		AO Smith Corp	3,126	148
Torchmark Corp	6,545	492		Aptargroup Inc	1,406	90
Travelers Cos Inc/The	16,141	1,312		Carlisle Cos Inc	4,269	318
Unum Group	18,878	608		Crane Co	269	17
WR Berkley Corp	7,676	297		Danaher Corp	23,652	1,760

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Miscellaneous Manufacturing (continued)				Pharmaceuticals (continued)
Donaldson Co Inc	807	$33		Express Scripts Holding Co (a)	298,790	$22,316
Dover Corp	3,170	274		Forest Laboratories Inc (a)	11,636	771
Eaton Corp PLC	20,649	1,509		GlaxoSmithKline PLC ADR	376,639	19,412
General Electric Co	1,222,739	30,728		Johnson & Johnson	763,686	67,563
Illinois Tool Works Inc	273,486	21,570		Merck & Co Inc	666,061	35,282
Leggett & Platt Inc	10,105	303		Omnicare Inc	7,427	464
Parker Hannifin Corp	7,398	839		Pfizer Inc	1,450,973	44,109
Pentair Ltd	8,919	663		Sanofi ADR	431,279	21,090
		$58,927		Teva Pharmaceutical Industries Ltd ADR	472,770	21,100

Office & Business Equipment - 0.03%						$269,281
Pitney Bowes Inc	8,083	204		Pipelines - 0.06%
Xerox Corp	59,955	650		Spectra Energy Corp	29,211	1,050
		$854		Williams Cos Inc/The	13,442	544

Oil & Gas - 10.48%						$1,594
Anadarko Petroleum Corp	24,594	1,984		Real Estate - 0.03%
Apache Corp	20,335	1,632		Forest City Enterprises Inc (a)	11,164	203
Atwood Oceanics Inc (a)	3,301	156		Jones Lang LaSalle Inc	3,123	357
BP PLC ADR	700,078	32,827		WP Carey Inc	4,063	240
Chesapeake Energy Corp	30,064	809				$800
Chevron Corp	257,710	28,769
Cimarex Energy Co	6,116	599		REITS - 0.80%
ConocoPhillips	455,943	29,613		Alexandria Real Estate Equities Inc	5,051	354
Denbury Resources Inc	26,405	424		Apartment Investment & Management Co	4,666	130
Devon Energy Corp	17,717	1,049		AvalonBay Communities Inc	6,274	775
Energen Corp	5,115	362		BioMed Realty Trust Inc	13,180	257
EOG Resources Inc	119,631	19,767		Boston Properties Inc	6,659	720
EQT Corp	109,101	10,126		Brandywine Realty Trust	11,059	158
Exxon Mobil Corp	401,272	36,982		BRE Properties Inc	5,454	322
Helmerich & Payne Inc	6,715	591		Brixmor Property Group Inc	2,696	56
Hess Corp	15,922	1,202		Camden Property Trust	6,010	372
HollyFrontier Corp	14,370	665		CBL & Associates Properties Inc	7,772	132
Marathon Oil Corp	653,120	21,416		Chimera Investment Corp	72,720	227
Marathon Petroleum Corp	15,623	1,360		CommonWealth REIT	8,361	205
Murphy Oil Corp	9,909	561		Corrections Corp of America	2,986	100
Murphy USA Inc (a)	3,378	131		DDR Corp	20,992	329
Noble Energy Inc	16,245	1,013		Digital Realty Trust Inc	1,947	99
Occidental Petroleum Corp	577,153	50,541		Douglas Emmett Inc	10,088	256
Patterson-UTI Energy Inc	10,384	267		Duke Realty Corp	22,761	358
PBF Energy Inc	1,656	43		Equity Lifestyle Properties Inc	1,632	64
Phillips 66	195,156	14,264		Equity Residential	17,470	967
QEP Resources Inc	11,395	352		Essex Property Trust Inc	2,688	426
Rowan Cos PLC (a)	8,797	276		Extra Space Storage Inc	7,226	330
Tesoro Corp	9,606	495		Federal Realty Investment Trust	1,582	172
Unit Corp (a)	3,475	174		General Growth Properties Inc	27,164	547
Valero Energy Corp	28,305	1,446		HCP Inc	22,037	863
Whiting Petroleum Corp (a)	7,676	448		Health Care REIT Inc	13,797	799
		$260,344		Healthcare Trust of America Inc	7,904	85
				Home Properties Inc	4,017	224
Oil & Gas Services - 0.15%				Hospitality Properties Trust	10,595	272
Baker Hughes Inc	21,488	1,217		Host Hotels & Resorts Inc	36,125	664
MRC Global Inc (a)	3,353	94		Kilroy Realty Corp	5,768	305
National Oilwell Varco Inc	22,173	1,663		Kimco Realty Corp	28,918	605
Oil States International Inc (a)	3,888	365		Liberty Property Trust	9,175	334
Superior Energy Services Inc	11,283	267		Macerich Co/The	9,727	551
		$3,606		Mack-Cali Realty Corp	6,236	126
				MFA Financial Inc	25,543	186
Packaging & Containers - 0.81%				Mid-America Apartment Communities Inc	5,281	341
Bemis Co Inc	4,082	157		National Retail Properties Inc	8,368	278
Crown Holdings Inc (a)	1,503	62
Greif Inc	1,782	90		Piedmont Office Realty Trust Inc	11,847	197
Owens-Illinois Inc (a)	4,792	154		Post Properties Inc	3,860	181
				Prologis Inc	24,168	937
Rock-Tenn Co	190,824	19,365		Public Storage	690	109
Sonoco Products Co	7,164	296		Realty Income Corp	14,582	595
		$20,124		Regency Centers Corp	3,770	181
Pharmaceuticals - 10.84%				Retail Properties of America Inc	9,478	125
Abbott Laboratories	570,644	20,920		Senior Housing Properties Trust	12,346	278
Bristol-Myers Squibb Co	9,967	498		Simon Property Group Inc	3,803	589
Cardinal Health Inc	204,801	13,931		SL Green Realty Corp	6,478	607
Eli Lilly & Co	33,791	1,825		Spirit Realty Capital Inc	21,108	224
				Starwood Property Trust Inc	13,801	417

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Telecommunications (continued)
Taubman Centers Inc	3,688	$240		Frontier Communications Corp	70,683	$332
UDR Inc	17,746	432		Harris Corp	6,405	444
Ventas Inc	11,390	711		Telephone & Data Systems Inc	6,678	180
Vornado Realty Trust	7,308	671		T-Mobile US Inc (a)	13,466	412
Weingarten Realty Investors	8,611	250		US Cellular Corp	906	40
		$19,733		Verizon Communications Inc	457,175	21,954
				Vodafone Group PLC ADR	294,400	10,910
Retail - 4.47%				Windstream Holdings Inc	2,266	17
Advance Auto Parts Inc	176,680	20,285				$122,697
Ascena Retail Group Inc (a)	7,727	145
Best Buy Co Inc	14,170	334		Textiles - 0.03%
Big Lots Inc (a)	3,027	81		Mohawk Industries Inc (a)	4,289	610
Chico's FAS Inc	742	12
CST Brands Inc	4,265	136
CVS Caremark Corp	47,296	3,203		Toys, Games & Hobbies - 0.00%
Darden Restaurants Inc	3,192	158		Hasbro Inc	1,212	60
Dillard's Inc	624	54
DSW Inc	454	17		Transportation - 1.60%
Foot Locker Inc	9,376	362		CSX Corp	25,380	683
GameStop Corp	8,405	295		FedEx Corp	120,510	16,066
Guess? Inc	4,205	118		Kirby Corp (a)	1,643	164
Kohl's Corp	10,930	553		Norfolk Southern Corp	12,793	1,185
Macy's Inc	6,112	325		Union Pacific Corp	123,802	21,571
MSC Industrial Direct Co Inc	223,000	18,736				$39,669
Signet Jewelers Ltd	5,226	416
Staples Inc	46,959	618		Water- 0.02%
Target Corp	935,178	52,968		American Water Works Co Inc	12,578	535
Walgreen Co	178,520	10,238		Aqua America Inc	1,535	37
Wal-Mart Stores Inc	23,684	1,769				$572
Wendy's Co/The	20,024	182		TOTAL COMMON STOCKS		$2,399,121
		$111,005			Maturity
				REPURCHASE AGREEMENTS - 3.43% Amount (000's)		Value(000	's)
Savings & Loans - 0.02%
First Niagara Financial Group Inc	25,046	217		Banks- 3.43%
Washington Federal Inc	7,370	161		Investment in Joint Trading Account; Barclays $	10,741	$10,741
		$378		Bank PLC Repurchase Agreement; 0.02%
				dated 01/31/2014 maturing 02/03/2014
Semiconductors - 2.83%				(collateralized by US Government
Broadcom Corp	22,762	677		Securities; $10,955,942; 0.25% - 1.50%;
First Solar Inc (a)	4,797	242		dated 03/31/15 - 01/31/19)
Intel Corp	1,046,604	25,684		Investment in Joint Trading Account; Credit	29,032	29,032
KLA-Tencor Corp	11,742	722		Suisse Repurchase Agreement; 0.01%
Micron Technology Inc (a)	44,966	1,036		dated 01/31/2014 maturing 02/03/2014
NVIDIA Corp	40,876	642		(collateralized by US Government
Qualcomm Inc	269,588	20,009		Securities; $29,612,347; 0.00% - 11.25%;
Rovi Corp (a)	6,472	137		dated 02/15/15 - 02/15/41)
Skyworks Solutions Inc (a)	2,289	69		Investment in Joint Trading Account; Deutsche	30,689	30,689
Texas Instruments Inc	493,719	20,934		Bank Repurchase Agreement; 0.02% dated
		$70,152		01/31/2014 maturing 02/03/2014
				(collateralized by US Government
Software - 1.46%				Securities; $31,302,693; 0.00% - 7.13%;
Activision Blizzard Inc	18,816	322
Adobe Systems Inc (a)	14,851	879		dated 02/25/14 - 05/04/37)
Autodesk Inc (a)	3,268	168		Investment in Joint Trading Account; Merrill	14,601	14,600
CA Inc	15,901	510		Lynch Repurchase Agreement; 0.02%
Dun & Bradstreet Corp/The	210	23		dated 01/31/2014 maturing 02/03/2014
Electronic Arts Inc (a)	4,964	131		(collateralized by US Government
Fidelity National Information Services Inc	12,804	649		Securities; $14,892,570; 0.00% - 5.50%;
Microsoft Corp	877,669	33,220		dated 02/25/14 - 07/05/22)
MSCI Inc (a)	4,967	212				$85,062
Paychex Inc	2,298	96		TOTAL REPURCHASE AGREEMENTS		$85,062
Veeva Systems Inc (a)	370	12		Total Investments		$2,484,183
		$36,222		Liabilities in Excess of Other Assets, Net - (0.04)%		$(996)
				TOTAL NET ASSETS - 100.00%		$2,483,187
Telecommunications - 4.94%
Amdocs Ltd	496,299	21,470
AT&T Inc	1,329,292	44,293		(a) Non-Income Producing Security
CenturyLink Inc	29,530	852
Cisco Systems Inc	930,915	20,397
CommScope Holding Co Inc (a)	1,252	22
Corning Inc	72,021	1,239
EchoStar Corp (a)	2,867	135

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.32%
Consumer, Non-cyclical		22.80%
Industrial		13.61%
Energy		10.69%
Communications		8.47%
Consumer, Cyclical		7.70%
Technology		6.40%
Utilities		2.36%
Basic Materials		1.69%
Liabilities in Excess of Other Assets, Net		(0.04)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P 500 Emini; March 2014	Long	1,059	$94,609	$94,071	$(538)
Total					$(538)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 99.46%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 1.31%				Healthcare - Services - 1.48%
Lamar Advertising Co (a)	2,058,588	$100,171		Laboratory Corp of America Holdings (a)	1,258,579	$113,058

Aerospace & Defense - 0.60%				Holding Companies - Diversified - 1.50%
Rockwell Collins Inc	603,058	45,567		Leucadia National Corp	4,175,548	114,118

Banks - 2.47%				Insurance - 12.58%
BankUnited Inc	526,662	16,379		Alleghany Corp (a)	100,169	37,296
CIT Group Inc	1,862,667	86,707		Aon PLC	1,753,405	141,079
M&T Bank Corp	767,279	85,560		Arch Capital Group Ltd (a)	864,429	46,515
		$188,646		Brown & Brown Inc	3,335,924	105,048
				Fairfax Financial Holdings Ltd	56,955	21,918
Beverages - 1.25%				Fidelity National Financial Inc	2,411,918	76,072
Beam Inc	1,142,174	95,143		Loews Corp	3,710,696	165,460
				Markel Corp (a)	330,777	178,335
Building Materials - 0.99%				Progressive Corp/The	3,038,478	70,614
Martin Marietta Materials Inc	694,777	75,738		White Mountains Insurance Group Ltd	119,998	67,763
				Willis Group Holdings PLC	1,155,906	49,773

Chemicals - 2.69%						$959,873
Airgas Inc	843,021	87,033		Internet - 4.84%
Ashland Inc	874,774	81,188		Liberty Interactive Corp (a)	5,653,125	150,995
Ecolab Inc	368,337	37,033		Liberty Ventures (a)	469,088	54,414
		$205,254		VeriSign Inc (a)	2,796,474	164,293

Commercial Services - 6.85%						$369,702
ADT Corp/The	2,209,640	66,378		Lodging - 0.79%
Ascent Capital Group Inc (a)	581,287	41,591		Wynn Resorts Ltd	276,182	60,047
KAR Auction Services Inc	3,062,508	85,199
Live Nation Entertainment Inc (a)	2,673,949	56,875
				Media - 7.24%
Macquarie Infrastructure Co LLC	931,195	51,449		Discovery Communications Inc - C Shares (a)	1,661,581	122,492
McGraw Hill Financial Inc	872,567	66,350		FactSet Research Systems Inc	335,436	35,479
Moody's Corp	1,574,865	117,453		Liberty Global PLC - A Shares (a)	1,004,308	80,274
Robert Half International Inc	891,481	37,246		Liberty Global PLC - C Shares (a)	1,015,286	80,543
		$522,541		Liberty Media Corp (a)	1,557,318	204,928
Computers - 0.90%				Starz (a)	519,065	14,523
MICROS Systems Inc (a)	1,235,573	68,611		Tribune Co (a)	195,508	14,565
						$552,804

Distribution & Wholesale - 1.46%				Mining - 0.45%
Fastenal Co	1,205,145	52,942		Franco-Nevada Corp	715,898	34,742
WW Grainger Inc	249,686	58,546

		$111,488		Miscellaneous Manufacturing - 0.59%
Diversified Financial Services - 2.99%				Colfax Corp (a)	295,403	17,798
Charles Schwab Corp/The	3,964,293	98,394		Donaldson Co Inc	661,669	27,301
LPL Financial Holdings Inc	1,540,616	82,469				$45,099

SLM Corp	2,067,799	47,063		Oil & Gas - 3.08%
		$227,926		Cimarex Energy Co	696,596	68,253
Electric - 1.29%				EOG Resources Inc	529,213	87,447
Brookfield Infrastructure Partners LP	1,416,109	52,099		Hess Corp	1,052,170	79,428
Brookfield Renewable Energy Partners LP/CA	253,652	6,686				$235,128
Calpine Corp (a)	2,094,341	39,751
				Pharmaceuticals - 2.92%
		$98,536		Mead Johnson Nutrition Co	547,380	42,088
Electronics - 3.34%				Valeant Pharmaceuticals International Inc (a)	1,332,780	180,778
Gentex Corp/MI	3,349,869	108,502				$222,866
Sensata Technologies Holding NV (a)	1,537,643	57,569
Tyco International Ltd	2,187,048	88,554		Pipelines - 3.49%
				Kinder Morgan Inc/DE	3,111,717	105,829
		$254,625		Kinder Morgan Inc/DE - Warrants (a)	989,727	2,920
Gas - 0.43%				Williams Cos Inc/The	3,884,632	157,289
National Fuel Gas Co	437,031	32,935				$266,038

				Private Equity - 0.65%
Healthcare - Products - 3.24%				Onex Corp	968,019	49,824
Becton Dickinson and Co	758,636	82,024
CR Bard Inc	736,984	95,506
DENTSPLY International Inc	1,509,226	69,635		Real Estate - 5.71%
				Brookfield Asset Management Inc	6,363,198	241,483
		$247,165		Brookfield Property Partners LP	377,819	7,160
				CBRE Group Inc (a)	2,752,614	73,054
				Forest City Enterprises Inc (a)	3,766,298	68,509

See accompanying notes

Schedule of Investments
MidCap Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Real Estate (continued)				(continued)	Amount (000's)	Value(000	's)
Howard Hughes Corp/The (a)	362,418	$45,219		Banks (continued)
		$435,425		Investment in Joint Trading Account; Merrill	$6,984	$6,984
REITS - 2.43%				Lynch Repurchase Agreement; 0.02%
Crown Castle International Corp (a)	2,024,224	143,639		dated 01/31/2014 maturing 02/03/2014
				(collateralized by US Government
General Growth Properties Inc	2,087,348	42,039		Securities; $7,124,097; 0.00% - 5.50%;
		$185,678		dated 02/25/14 - 07/05/22)
Retail - 12.13%						$40,691
AutoZone Inc (a)	243,335	120,466		TOTAL REPURCHASE AGREEMENTS		$40,691
Burger King Worldwide Inc	4,044,932	98,454		Total Investments		$7,631,131
CarMax Inc (a)	1,664,162	75,070		Other Assets in Excess of Liabilities, Net - 0.01%		$850
Copart Inc (a)	2,851,120	97,736		TOTAL NET ASSETS - 100.00%		$7,631,981
Dollar General Corp (a)	1,689,828	95,171
O'Reilly Automotive Inc (a)	1,875,185	245,612
TJX Cos Inc	3,369,320	193,264		(a) Non-Income Producing Security
		$925,773

Semiconductors - 1.52%
Microchip Technology Inc	2,594,843	116,405		Portfolio Summary (unaudited)
				Sector		Percent
				Financial		27.36%
Software - 3.26%				Communications		16.63%
Fidelity National Information Services Inc	2,255,624	114,360		Consumer, Non-cyclical		15.74%
Intuit Inc	1,408,669	103,185		Consumer, Cyclical		15.63%
MSCI Inc (a)	731,701	31,258		Energy		6.57%
		$248,803		Industrial		6.02%
Telecommunications - 3.24%				Technology		5.68%
EchoStar Corp (a)	1,313,745	61,785		Basic Materials		3.14%
Motorola Solutions Inc	2,063,081	131,625		Utilities		1.72%
SBA Communications Corp (a)	579,583	53,756		Diversified		1.50%
		$247,166		Other Assets in Excess of Liabilities, Net		0.01%
				TOTAL NET ASSETS		100.00%
Textiles - 1.25%
Mohawk Industries Inc (a)	670,867	95,384

Transportation - 0.50%
Expeditors International of Washington Inc	933,945	38,161

TOTAL COMMON STOCKS		$7,590,440
	Maturity
REPURCHASE AGREEMENTS - 0.53% Amount (000's)		Value(000	's)

Banks- 0.53%
Investment in Joint Trading Account; Barclays $	5,138	$5,138
Bank PLC Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $5,240,950; 0.25% - 1.50%;
dated 03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	13,888	13,888
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $14,165,538; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	14,681	14,681
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $14,974,142; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)

See accompanying notes

Schedule of Investments
MidCap Growth Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 101.52%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Airlines - 3.01%				Internet (continued)
American Airlines Group Inc (a)	82,300	$2,761		Pandora Media Inc (a)	106,865	$3,855
United Continental Holdings Inc (a)	20,300	931		Splunk Inc (a)	28,600	2,203
		$3,692		TripAdvisor Inc (a)	36,815	2,842
				Yandex NV (a)	17,243	634
Apparel - 2.33%				Yelp Inc (a)	34,520	2,622
Under Armour Inc (a)	26,457	2,860
						$19,093

				Leisure Products & Services - 0.95%
Automobile Parts & Equipment - 2.23%				Polaris Industries Inc	9,275	1,161
BorgWarner Inc	50,800	2,728

				Machinery - Diversified - 3.96%
Banks - 1.03%				Flowserve Corp	16,000	1,157
First Republic Bank/CA	25,910	1,258		Manitowoc Co Inc/The	35,700	1,016
				Middleby Corp/The (a)	10,895	2,687
Beverages - 2.06%						$4,860
Monster Beverage Corp (a)	37,270	2,531
				Miscellaneous Manufacturing - 3.31%
				Pentair Ltd	34,040	2,530
Biotechnology - 4.89%				Textron Inc	43,000	1,527
Illumina Inc (a)	22,755	3,459				$4,057
Incyte Corp Ltd (a)	38,650	2,532
		$5,991		Office & Business Equipment - 2.64%
				Pitney Bowes Inc	128,635	3,239
Building Materials - 1.72%

Vulcan Materials Co	34,090	2,104		Oil & Gas - 3.35%
				Pioneer Natural Resources Co	24,270	4,109
Chemicals - 0.72%

Westlake Chemical Corp	7,300	887		Pharmaceuticals - 7.26%
				Actavis PLC (a)	14,465	2,734
Commercial Services - 5.65%				Jazz Pharmaceuticals PLC (a)	8,235	1,249
Global Payments Inc	27,500	1,818		Medivation Inc (a)	27,895	2,220
Manpowergroup Inc	30,145	2,348		Pharmacyclics Inc (a)	20,221	2,691
Towers Watson & Co	23,615	2,761				$8,894
		$6,927
				Retail - 3.64%
Computers - 1.02%				Chipotle Mexican Grill Inc (a)	3,480	1,921
SanDisk Corp	18,035	1,254		Foot Locker Inc	65,700	2,536
						$4,457

Distribution & Wholesale - 2.75%				Semiconductors - 3.86%
Fossil Group Inc (a)	14,155	1,583		Avago Technologies Ltd	29,495	1,611
LKQ Corp (a)	65,980	1,786		Cree Inc (a)	20,205	1,221
		$3,369		Micron Technology Inc (a)	82,240	1,895
Diversified Financial Services - 4.20%						$4,727
E*Trade Financial Corp (a)	138,425	2,771		Software - 6.43%
TD Ameritrade Holding Corp	75,900	2,372		CommVault Systems Inc (a)	14,410	995
		$5,143		Electronic Arts Inc (a)	63,300	1,671
				NetSuite Inc (a)	11,700	1,231
Electrical Components & Equipment - 1.82%				ServiceNow Inc (a)	62,780	3,982
Belden Inc	24,690	1,598
Canadian Solar Inc (a)	16,100	630				$7,879
		$2,228		Telecommunications - 1.34%
				SBA Communications Corp (a)	17,751	1,646
Electronics - 3.05%
Agilent Technologies Inc	21,400	1,244
Trimble Navigation Ltd (a)	77,290	2,499		Textiles - 2.81%
		$3,743		Mohawk Industries Inc (a)	24,220	3,444

Home Builders - 1.37%
Toll Brothers Inc (a)	45,795	1,683		Toys, Games & Hobbies - 2.06%
				Hasbro Inc	51,285	2,519

Home Furnishings - 4.50%
Harman International Industries Inc	43,594	4,509		Transportation - 1.99%
Whirlpool Corp	7,595	1,012		Canadian Pacific Railway Ltd	16,125	2,443
		$5,521

Internet - 15.57%				TOTAL COMMON STOCKS		$124,447
AOL Inc (a)	26,400	1,216
F5 Networks Inc (a)	14,900	1,594
FireEye Inc (a)	16,500	1,204
Groupon Inc (a)	74,400	778
Netflix Inc (a)	5,240	2,145

See accompanying notes

Schedule of Investments MidCap Growth Fund January 31, 2014 (unaudited)

Maturity
REPURCHASE AGREEMENTS - 2.22% Amount (000's)		Value(000	's)

Banks- 2.22%
Investment in Joint Trading Account; Barclays $	344	$344
Bank PLC Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $350,938; 0.25% - 1.50%; dated
03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	930	930
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $948,536; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	983	983
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $1,002,680; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	468	468
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $477,036; 0.00% - 5.50%; dated
02/25/14 - 07/05/22)
		$2,725
TOTAL REPURCHASE AGREEMENTS		$2,725
Total Investments		$127,172
Liabilities in Excess of Other Assets, Net - (3.74)%		$(4,583)
TOTAL NET ASSETS - 100.00%		$122,589

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Cyclical		25.64%
Consumer, Non-cyclical		19.86%
Communications		16.92%
Industrial		15.85%
Technology		13.95%
Financial		7.45%
Energy		3.35%
Basic Materials		0.72%
Liabilities in Excess of Other Assets, Net		(3.74)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2014 (unaudited)

COMMON STOCKS - 96.07%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.16%				Building Materials - 1.86%
Interpublic Group of Cos Inc/The	30,083	$491		Eagle Materials Inc	7,639	$602
Omnicom Group Inc	26,737	1,941		Fortune Brands Home & Security Inc	569,811	25,675
		$2,432		Lennox International Inc	7,775	673
Aerospace & Defense - 1.41%				Masco Corp	38,362	812
B/E Aerospace Inc (a)	94,485	7,509				$27,762
Rockwell Collins Inc	12,998	982		Chemicals - 2.76%
Spirit Aerosystems Holdings Inc (a)	2,395	81		Airgas Inc	197,384	20,378
TransDigm Group Inc	74,395	12,426		Albemarle Corp	4,773	306
		$20,998		Celanese Corp	15,994	810
				Cytec Industries Inc	127,060	11,432
Agriculture - 0.13%				Eastman Chemical Co	15,514	1,209
Lorillard Inc	40,624	1,999		FMC Corp	13,641	963
				International Flavors & Fragrances Inc	8,165	708
Airlines - 0.33%				Rockwood Holdings Inc	8,197	562
Alaska Air Group Inc	10,015	792		RPM International Inc	12,424	493
American Airlines Group Inc (a)	17,696	594		Sherwin-Williams Co/The	8,875	1,626
Copa Holdings SA	3,577	467		Sigma-Aldrich Corp	11,382	1,058
Delta Air Lines Inc	42,177	1,291		Valspar Corp/The	8,930	628
Southwest Airlines Co	12,274	257		Westlake Chemical Corp	2,705	329
United Continental Holdings Inc (a)	32,091	1,471		WR Grace & Co (a)	6,626	625
		$4,872				$41,127

Apparel - 1.17%				Commercial Services - 7.18%
Deckers Outdoor Corp (a)	2,336	182		Aaron's Inc	1,763	47
Hanesbrands Inc	10,186	725		Alliance Data Systems Corp (a)	43,795	10,496
Michael Kors Holdings Ltd (a)	20,834	1,665		Booz Allen Hamilton Holding Corp	4,481	82
Ralph Lauren Corp	5,409	849		Cintas Corp	4,471	255
Under Armour Inc (a)	109,944	11,886		CoStar Group Inc (a)	49,640	8,540
VF Corp	36,210	2,116		Equifax Inc	242,155	16,965
		$17,423		FleetCor Technologies Inc (a)	6,850	728
				Gartner Inc (a)	222,376	15,639
Automobile Manufacturers - 0.12%				Genpact Ltd (a)	691,667	11,738
PACCAR Inc	7,041	394		H&R Block Inc	28,157	856
Tesla Motors Inc (a)	7,540	1,368		Hertz Global Holdings Inc (a)	31,228	813
		$1,762		HMS Holdings Corp (a)	592,000	13,634
Automobile Parts & Equipment - 1.05%				KAR Auction Services Inc	4,379	122
BorgWarner Inc	23,897	1,283		Manpowergroup Inc	135,409	10,548
Delphi Automotive PLC	32,325	1,968		McGraw Hill Financial Inc	11,667	887
Goodyear Tire & Rubber Co/The	25,412	601		Moody's Corp	17,536	1,308
Lear Corp	1,404	102		Morningstar Inc	3,191	246
Visteon Corp (a)	7,681	622		Quanta Services Inc (a)	6,769	211
WABCO Holdings Inc (a)	127,638	11,005		Robert Half International Inc	15,001	627
		$15,581		RR Donnelley & Sons Co	15,181	280
				Service Corp International/US	25,527	452
Banks - 1.63%				Total System Services Inc	19,575	585
East West Bancorp Inc	357,371	11,958		United Rentals Inc (a)	8,496	688
First Republic Bank/CA	29,265	1,420		Vantiv Inc (a)	306,911	9,312
Signature Bank/New York NY (a)	89,117	10,877		Verisk Analytics Inc (a)	16,270	1,039
		$24,255		Western Union Co/The	56,210	866

Beverages - 1.48%						$106,964
Brown-Forman Corp	13,638	1,050		Computers - 1.48%
Coca-Cola Enterprises Inc	27,918	1,208		3D Systems Corp (a)	9,069	705
Constellation Brands Inc (a)	15,560	1,193		Cadence Design Systems Inc (a)	43,714	617
Dr Pepper Snapple Group Inc	21,942	1,051		DST Systems Inc	4,279	389
Green Mountain Coffee Roasters Inc	205,731	16,664		Fortinet Inc (a)	429,657	9,109
Monster Beverage Corp (a)	12,102	822		IHS Inc (a)	5,929	672
		$21,988		Jack Henry & Associates Inc	8,694	485
				MICROS Systems Inc (a)	1,809	100
Biotechnology - 2.25%				NCR Corp (a)	14,824	522
Alexion Pharmaceuticals Inc (a)	98,846	15,690
Charles River Laboratories International Inc (a)	3,414	193		NetApp Inc	36,353	1,539
Illumina Inc (a)	91,286	13,876		SanDisk Corp	10,967	763
				Teradata Corp (a)	174,628	7,181
Incyte Corp Ltd (a)	9,281	608
Myriad Genetics Inc (a)	11,547	319				$22,082
Seattle Genetics Inc (a)	15,499	695		Consumer Products - 1.69%
United Therapeutics Corp (a)	4,973	510		Avery Dennison Corp	4,869	240
Vertex Pharmaceuticals Inc (a)	20,994	1,659		Church & Dwight Co Inc	344,046	22,218
		$33,550		Clorox Co/The	9,927	876
				Jarden Corp (a)	13,142	794
				Scotts Miracle-Gro Co/The	6,630	394

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Consumer Products (continued)				Food - 1.93%
Tupperware Brands Corp	8,163	$640		ConAgra Foods Inc	34,769	$1,105
		$25,162		Fresh Market Inc/The (a)	230,776	8,068
				Hershey Co/The	13,526	1,345
Cosmetics & Personal Care - 0.04%				Hillshire Brands Co	19,000	677
Avon Products Inc	39,060	582		Hormel Foods Corp	14,423	655
				JM Smucker Co/The	2,169	209
Distribution & Wholesale - 3.46%				Kroger Co/The	55,929	2,019
Fastenal Co	387,968	17,043		McCormick & Co Inc/MD	191,111	12,265
Fossil Group Inc (a)	93,904	10,502		Pinnacle Foods Inc	2,972	80
Genuine Parts Co	15,140	1,245		Safeway Inc	2,894	91
LKQ Corp (a)	474,726	12,851		WhiteWave Foods Co - A shares (a)	21,386	518
Watsco Inc	89,215	8,441		Whole Foods Market Inc	33,444	1,748
WW Grainger Inc	6,340	1,487				$28,780

		$51,569		Forest Products & Paper - 0.12%
Diversified Financial Services - 4.48%				International Paper Co	38,331	1,830
Affiliated Managers Group Inc (a)	122,672	24,442
Ameriprise Financial Inc	6,630	700		Gas - 0.01%
CBOE Holdings Inc	13,467	701		Questar Corp	3,493	81
Eaton Vance Corp	12,379	471
Greenhill & Co Inc	247,964	12,882
IntercontinentalExchange Group Inc	7,499	1,566		Hand & Machine Tools - 0.35%
Invesco Ltd	218,495	7,265		Lincoln Electric Holdings Inc	8,932	618
Lazard Ltd	11,552	494		Regal-Beloit Corp	61,104	4,527
LPL Financial Holdings Inc	282,500	15,122		Snap-on Inc	1,015	102
Nationstar Mortgage Holdings Inc (a)	3,305	92				$5,247
Ocwen Financial Corp (a)	9,344	412
				Healthcare - Products - 2.99%
T Rowe Price Group Inc	26,743	2,098		Bruker BioSciences Corp (a)	16,883	344
Waddell & Reed Financial Inc	8,863	574		Cooper Cos Inc/The	5,526	687
		$66,819		CR Bard Inc	8,604	1,115
Electric - 0.06%				DENTSPLY International Inc	6,167	285
ITC Holdings Corp	8,079	836		Edwards Lifesciences Corp (a)	64,390	4,193
				Henry Schein Inc (a)	9,318	1,070
				IDEXX Laboratories Inc (a)	142,200	16,248
Electrical Components & Equipment - 1.65%				Life Technologies Corp (a)	11,982	911
Acuity Brands Inc	107,006	13,594		Patterson Cos Inc	12,079	483
AMETEK Inc	207,008	10,231		ResMed Inc	15,231	664
Hubbell Inc	6,642	775		Sirona Dental Systems Inc (a)	168,352	12,111
		$24,600		St Jude Medical Inc	19,267	1,170
Electronics - 1.90%				Techne Corp	46,550	4,230
Agilent Technologies Inc	6,271	365		Varian Medical Systems Inc (a)	11,594	943
Allegion PLC	10,951	540		Zimmer Holdings Inc	1,457	137
Amphenol Corp	84,236	7,318				$44,591
FLIR Systems Inc	15,269	484		Healthcare - Services - 2.21%
Gentex Corp/MI	12,737	413		Acadia Healthcare Co Inc (a)	228,046	11,639
Mettler-Toledo International Inc (a)	3,227	795
Trimble Navigation Ltd (a)	536,445	17,343		Cigna Corp	2,551	220
				Covance Inc (a)	5,974	565
Waters Corp (a)	9,162	992		DaVita HealthCare Partners Inc (a)	16,611	1,079
		$28,250		HealthSouth Corp	165,320	5,145
Engineering & Construction - 1.50%				ICON PLC (a)	293,376	12,325
AECOM Technology Corp (a)	1,527	44		Laboratory Corp of America Holdings (a)	9,346	839
Chicago Bridge & Iron Co NV ADR	9,069	680		Mednax Inc (a)	10,040	559
Fluor Corp	130,309	9,899		Quest Diagnostics Inc	1,483	78
Jacobs Engineering Group Inc (a)	193,978	11,776		Universal Health Services Inc	6,526	535
		$22,399				$32,984

Entertainment - 0.14%				Home Builders - 0.07%
Bally Technologies Inc (a)	5,959	437		Pulte Group Inc	34,944	710
Dolby Laboratories Inc (a)	2,780	114		Thor Industries Inc	6,817	350
International Game Technology	40,199	580				$1,060
Lions Gate Entertainment Corp	12,460	403		Home Furnishings - 0.41%
Madison Square Garden Co/The (a)	9,433	547		Select Comfort Corp (a)	361,743	5,922
Regal Entertainment Group	2,798	55		Whirlpool Corp	856	114
		$2,136				$6,036

Environmental Control - 1.74%				Housewares - 0.07%
Stericycle Inc (a)	216,644	25,360
				Newell Rubbermaid Inc	17,275	534
Waste Connections Inc	12,524	512		Toro Co	8,931	566
		$25,872				$1,100

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Insurance - 0.33%				Miscellaneous Manufacturing - 2.01%
Allied World Assurance Co Holdings AG	1,764	$182		Actuant Corp	255,188	$8,733
American Financial Group Inc/OH	1,630	89		AO Smith Corp	5,111	241
Aon PLC	24,580	1,978		Aptargroup Inc	135,937	8,673
Arch Capital Group Ltd (a)	1,293	70		Carlisle Cos Inc	501	37
Arthur J Gallagher & Co	13,076	604		Colfax Corp (a)	7,722	465
Axis Capital Holdings Ltd	4,692	211		Crane Co	6,908	436
Endurance Specialty Holdings Ltd	2,266	119		Donaldson Co Inc	14,546	600
Erie Indemnity Co	3,834	269		Dover Corp	13,577	1,175
Fidelity National Financial Inc	3,265	103		Hexcel Corp (a)	15,476	645
Hanover Insurance Group Inc/The	1,943	108		Ingersoll-Rand PLC	22,881	1,345
Progressive Corp/The	50,007	1,162		ITT Corp	13,871	568
		$4,895		Pall Corp	11,965	959
				Trinity Industries Inc	104,663	6,095
Internet - 2.44%						$29,972
CDW Corp/DE	1,464	35
Equinix Inc (a)	4,449	824		Office & Business Equipment - 0.02%
Expedia Inc	9,609	624		Pitney Bowes Inc	13,497	340
F5 Networks Inc (a)	82,821	8,862
HomeAway Inc (a)	9,375	383
				Oil & Gas - 3.64%
IAC/InterActiveCorp	6,731	471		Atwood Oceanics Inc (a)	1,646	78
Liberty Ventures (a)	5,677	659
LinkedIn Corp (a)	9,768	2,102		Cabot Oil & Gas Corp	38,008	1,520
				Cheniere Energy Inc (a)	21,758	956
Netflix Inc (a)	4,529	1,854
				Concho Resources Inc (a)	11,101	1,086
Pandora Media Inc (a)	265,170	9,565
				Continental Resources Inc/OK (a)	6,594	727
Rackspace Hosting Inc (a)	17,442	635
Splunk Inc (a)	10,356	798		CVR Energy Inc	2,413	89
Symantec Corp	51,172	1,096		EQT Corp	14,591	1,354
TIBCO Software Inc (a)	25,336	539		Helmerich & Payne Inc	41,380	3,643
				Laredo Petroleum Inc (a)	5,853	145
TripAdvisor Inc (a)	11,587	894
VeriSign Inc (a)	119,219	7,004		Noble Energy Inc	7,028	438
				Oasis Petroleum Inc (a)	15,538	650
		$36,345		Pioneer Natural Resources Co	10,684	1,809
Leisure Products & Services - 1.51%				QEP Resources Inc	2,791	86
Harley-Davidson Inc	207,465	12,799		Range Resources Corp	109,485	9,436
Polaris Industries Inc	77,678	9,725		Seadrill Ltd	37,459	1,338
		$22,524		SM Energy Co	7,024	581
				Southwestern Energy Co (a)	331,486	13,488
Lodging - 0.29%				Whiting Petroleum Corp (a)	288,154	16,822
Choice Hotels International Inc	221	11				$54,246
Marriott International Inc/DE	21,258	1,048
Starwood Hotels & Resorts Worldwide Inc	8,548	639		Oil & Gas Services - 1.86%
Wyndham Worldwide Corp	14,046	996		Cameron International Corp (a)	16,563	993
Wynn Resorts Ltd	7,269	1,580		Core Laboratories NV	30,397	5,439
		$4,274		Dresser-Rand Group Inc (a)	11,755	670
				Dril-Quip Inc (a)	6,265	630
Machinery - Diversified - 2.31%				FMC Technologies Inc (a)	161,036	7,961
Babcock & Wilcox Co/The	11,953	410		Frank's International NV	2,365	56
Flowserve Corp	15,372	1,112		MRC Global Inc (a)	5,491	153
Graco Inc	44,720	3,107		Oceaneering International Inc	172,359	11,747
IDEX Corp	8,239	593		RPC Inc	7,807	133
Manitowoc Co Inc/The	20,611	586				$27,782
Middleby Corp/The (a)	26,312	6,488
Nordson Corp	9,909	687		Packaging & Containers - 0.28%
Rockwell Automation Inc	119,545	13,729		Ball Corp	14,904	763
Roper Industries Inc	51,072	7,010		Bemis Co Inc	6,977	269
Wabtec Corp/DE	8,675	640		Crown Holdings Inc (a)	12,293	505
Xylem Inc/NY	1,746	58		Greif Inc	967	49
Zebra Technologies Corp (a)	703	39		Owens-Illinois Inc (a)	14,934	478
		$34,459		Packaging Corp of America	9,827	635
				Rock-Tenn Co	5,191	527
Media - 1.12%				Sealed Air Corp	19,626	612
AMC Networks Inc (a)	9,271	597		Silgan Holdings Inc	6,798	312
Charter Communications Inc (a)	5,968	818
Discovery Communications Inc - A Shares (a)	25,306	2,019				$4,150
DISH Network Corp (a)	21,559	1,216		Pharmaceuticals - 5.36%
FactSet Research Systems Inc	104,079	11,008		Actavis PLC (a)	15,641	2,956
Nielsen Holdings NV	4,859	206		Alkermes PLC (a)	11,425	556
Scripps Networks Interactive Inc	11,338	822		AmerisourceBergen Corp	24,686	1,659
		$16,686		BioMarin Pharmaceutical Inc (a)	154,186	10,620
				Catamaran Corp (a)	314,622	15,296
Metal Fabrication & Hardware - 0.04%				Endo Health Solutions Inc (a)	12,003	791
Valmont Industries Inc	4,130	605		Herbalife Ltd	9,168	590
				Jazz Pharmaceuticals PLC (a)	5,543	841

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Pharmaceuticals (continued)				Retail (continued)
Mead Johnson Nutrition Co	153,023	$11,766		Tractor Supply Co	132,235	$8,795
Mylan Inc/PA (a)	40,747	1,850		Ulta Salon Cosmetics & Fragrance Inc (a)	5,742	492
Perrigo Co PLC	157,337	24,491		Urban Outfitters Inc (a)	332,475	11,909
Pharmacyclics Inc (a)	6,249	832		Williams-Sonoma Inc	111,000	6,052
Salix Pharmaceuticals Ltd (a)	64,163	6,246		World Fuel Services Corp	2,115	90
Zoetis Inc	45,083	1,369				$186,989

		$79,863		Semiconductors - 2.15%
Pipelines - 0.08%				Altera Corp	215,682	7,211
ONEOK Inc	17,471	1,197		Analog Devices Inc	14,234	687
				Applied Materials Inc	71,577	1,204
				Atmel Corp (a)	66,150	553
Real Estate - 0.09%
CBRE Group Inc (a)	32,072	851		Avago Technologies Ltd	24,096	1,317
				Cree Inc (a)	10,633	642
Realogy Holdings Corp (a)	9,664	441
				Freescale Semiconductor Ltd (a)	3,906	71
		$1,292		Lam Research Corp (a)	5,873	297
REITS - 0.73%				Linear Technology Corp	21,036	937
Apartment Investment & Management Co	12,363	346		Maxim Integrated Products Inc	31,118	942
CBL & Associates Properties Inc	8,236	140		Microchip Technology Inc	150,834	6,766
Corrections Corp of America	11,253	378		ON Semiconductor Corp (a)	66,150	553
Crown Castle International Corp (a)	35,030	2,486		Silicon Laboratories Inc (a)	5,675	268
Digital Realty Trust Inc	9,344	476		Skyworks Solutions Inc (a)	306,511	9,272
Equity Lifestyle Properties Inc	9,305	366		Xilinx Inc	28,204	1,309
Extra Space Storage Inc	1,373	63				$32,029
Federal Realty Investment Trust	6,615	721
Omega Healthcare Investors Inc	18,859	602		Shipbuilding - 0.05%
Plum Creek Timber Co Inc	20,335	876		Huntington Ingalls Industries Inc	7,740	735
Rayonier Inc	11,366	503
Regency Centers Corp	5,922	285		Software - 7.14%
Senior Housing Properties Trust	2,129	48		Akamai Technologies Inc (a)	272,045	12,971
Tanger Factory Outlet Centers	14,569	486		ANSYS Inc (a)	138,991	10,915
Ventas Inc	15,199	948		Autodesk Inc (a)	17,977	921
Vornado Realty Trust	5,596	514		Broadridge Financial Solutions Inc	18,715	679
Weyerhaeuser Co	52,508	1,569		Cerner Corp (a)	126,603	7,202
		$10,807		Citrix Systems Inc (a)	232,452	12,569
				Concur Technologies Inc (a)	100,552	12,201
Retail - 12.55%				Dun & Bradstreet Corp/The	5,709	628
Advance Auto Parts Inc	7,543	866		Electronic Arts Inc (a)	23,455	619
Ascena Retail Group Inc (a)	2,844	53
AutoNation Inc (a)	7,841	387		Fidelity National Information Services Inc	4,481	227
				Fiserv Inc (a)	26,871	1,506
AutoZone Inc (a)	3,667	1,815		Guidewire Software Inc (a)	223,200	10,537
Bed Bath & Beyond Inc (a)	178,651	11,407
				Intuit Inc	29,960	2,195
Best Buy Co Inc	11,255	265		MSCI Inc (a)	7,806	334
Big Lots Inc (a)	2,384	64
				Paychex Inc	29,545	1,236
Brinker International Inc	10,221	494		Qlik Technologies Inc (a)	178,790	4,831
Buffalo Wild Wings Inc (a)	37,523	5,323		Red Hat Inc (a)	223,261	12,614
CarMax Inc (a)	20,252	914		ServiceNow Inc (a)	12,184	773
Chipotle Mexican Grill Inc (a)	17,236	9,513		SolarWinds Inc (a)	10,104	403
Coach Inc	29,051	1,391		Solera Holdings Inc	10,636	711
Dick's Sporting Goods Inc	540,680	28,386		Ultimate Software Group Inc/The (a)	74,753	12,202
Dillard's Inc	2,803	245		Veeva Systems Inc (a)	1,492	47
Dollar General Corp (a)	276,411	15,567
Dollar Tree Inc (a)	225,870	11,411				$106,321
DSW Inc	10,007	377		Telecommunications - 2.30%
Family Dollar Stores Inc	8,680	537		CommScope Holding Co Inc (a)	3,692	66
Foot Locker Inc	2,738	106		DigitalGlobe Inc (a)	72,110	2,753
Gap Inc/The	28,864	1,099		Harris Corp	2,943	204
GNC Holdings Inc	10,167	520		Intelsat SA (a)	212	4
L Brands Inc	21,643	1,133		IPG Photonics Corp (a)	131,673	8,805
Lululemon Athletica Inc (a)	151,800	6,936		JDS Uniphase Corp (a)	27,524	366
Macy's Inc	30,744	1,636		Juniper Networks Inc (a)	14,455	385
MSC Industrial Direct Co Inc	7,294	613		Motorola Solutions Inc	24,482	1,562
Nordstrom Inc	14,993	861		NeuStar Inc (a)	189,040	6,406
Nu Skin Enterprises Inc	6,282	535		SBA Communications Corp (a)	133,313	12,365
O'Reilly Automotive Inc (a)	236,491	30,976		tw telecom inc (a)	23,205	684
PetSmart Inc	10,685	673		Windstream Holdings Inc	86,590	648
PVH Corp	115,860	14,004				$34,248
Ross Stores Inc	22,729	1,543
Sally Beauty Holdings Inc (a)	15,312	435		Toys, Games & Hobbies - 0.12%
Signet Jewelers Ltd	1,084	86		Hasbro Inc	10,099	496
Tiffany & Co	113,952	9,480

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2014 (unaudited)

				Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Consumer, Non-cyclical	25.34%
Toys, Games & Hobbies (continued)				Consumer, Cyclical	21.29%
Mattel Inc	35,714	$1,351		Industrial	16.88%
		$1,847		Financial	11.01%
				Technology	10.71%
Transportation - 1.78%				Communications	6.02%
CH Robinson Worldwide Inc	16,306	954		Energy	5.58%
Con-way Inc	3,188	123		Basic Materials	2.88%
Expeditors International of Washington Inc	18,634	761		Exchange Traded Funds	1.52%
JB Hunt Transport Services Inc	162,324	12,183		Utilities	0.11%
Kansas City Southern	9,935	1,049		Liabilities in Excess of Other Assets, Net	(1.34)%
Kirby Corp (a)	5,178	517
Landstar System Inc	7,190	413		TOTAL NET ASSETS	100.00%
Old Dominion Freight Line Inc (a)	193,440	10,492
		$26,492

Water- 0.04%
Aqua America Inc	23,787	570

TOTAL COMMON STOCKS		$1,431,397
INVESTMENT COMPANIES - 1.52%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 1.52%
Goldman Sachs Financial Square Funds -	22,628,093	22,628
Government Fund

TOTAL INVESTMENT COMPANIES		$22,628
	Maturity
REPURCHASE AGREEMENTS - 3.75% Amount (000's)		Value(000	's)

Banks- 3.75%
Investment in Joint Trading Account; Barclays $	7,057	$7,057
Bank PLC Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $7,198,062; 0.25% - 1.50%;
dated 03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	19,074	19,074
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $19,455,333; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	20,163	20,163
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $20,565,893; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	9,593	9,592
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $9,784,429; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
		$55,886
TOTAL REPURCHASE AGREEMENTS		$55,886
Total Investments		$1,509,911
Liabilities in Excess of Other Assets, Net - (1.34)%		$(19,916)
TOTAL NET ASSETS - 100.00%		$1,489,995

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments MidCap Growth Fund III January 31, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2014	Long	508	$68,419	$66,563	$(1,856)
Total					$(1,856)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 99.25%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.21%				Chemicals - 2.60%
Lamar Advertising Co (a)	42,049	$2,046		Albemarle Corp	52,415	$3,364
				Ashland Inc	46,417	4,308
				Cabot Corp	38,382	1,868
Aerospace & Defense - 1.50%				Cytec Industries Inc	22,835	2,054
Alliant Techsystems Inc	20,506	2,947		Intrepid Potash Inc (a)	35,614	524
B/E Aerospace Inc (a)	63,414	5,040
Esterline Technologies Corp (a)	20,203	2,080		Minerals Technologies Inc	22,171	1,146
				NewMarket Corp	7,343	2,459
Exelis Inc	121,257	2,375		Olin Corp	51,237	1,317
Triumph Group Inc	33,517	2,293		RPM International Inc	85,606	3,396
		$14,735		Sensient Technologies Corp	32,233	1,577
Agriculture - 0.08%				Valspar Corp/The	51,907	3,648
Universal Corp/VA	14,949	767				$25,661

				Coal - 0.08%
Airlines - 0.48%				Alpha Natural Resources Inc (a)	142,278	808
Alaska Air Group Inc	44,748	3,538
JetBlue Airways Corp (a)	139,989	1,226
				Commercial Services - 5.48%
		$4,764		Aaron's Inc	49,113	1,321
Apparel - 1.44%				Apollo Education Group Inc (a)	64,275	2,075
Carter's Inc	35,110	2,361		Brink's Co/The	31,081	983
Deckers Outdoor Corp (a)	22,239	1,733		Convergys Corp	65,496	1,334
Hanesbrands Inc	63,818	4,540		CoreLogic Inc/United States (a)	60,348	1,922
Under Armour Inc (a)	51,695	5,589		Corporate Executive Board Co	21,642	1,582
		$14,223		Deluxe Corp	32,518	1,579
				DeVry Education Group Inc	36,660	1,325
Automobile Manufacturers - 0.31%				FTI Consulting Inc (a)	25,897	960
Oshkosh Corp	55,630	3,012		Gartner Inc (a)	59,355	4,174
				Global Payments Inc	46,935	3,102
Banks - 4.26%				HMS Holdings Corp (a)	56,841	1,309
Associated Banc-Corp	104,656	1,724		Leidos Holdings Inc	46,897	2,126
BancorpSouth Inc	53,953	1,272		Manpowergroup Inc	50,866	3,963
Bank of Hawaii Corp	28,669	1,628		Matthews International Corp	17,567	747
Cathay General Bancorp	47,345	1,113		Rent-A-Center Inc/TX	34,464	860
City National Corp/CA	30,478	2,205		Rollins Inc	41,331	1,191
Commerce Bancshares Inc/MO	52,467	2,281		RR Donnelley & Sons Co	117,000	2,161
Cullen/Frost Bankers Inc	33,892	2,509		Science Applications International Corp	26,830	993
East West Bancorp Inc	92,287	3,088		SEI Investments Co	92,281	3,143
First Horizon National Corp	152,177	1,790		Service Corp International/US	136,486	2,416
FirstMerit Corp	106,281	2,163		Sotheby's	44,243	2,120
Fulton Financial Corp	123,923	1,530		Towers Watson & Co	41,566	4,860
Hancock Holding Co	52,872	1,829		United Rentals Inc (a)	60,035	4,859
International Bancshares Corp	36,784	861		Valassis Communications Inc	24,785	843
Prosperity Bancshares Inc	36,523	2,285		WEX Inc (a)	25,033	2,062
Signature Bank/New York NY (a)	30,451	3,717				$54,010
SVB Financial Group (a)	29,405	3,300
				Computers - 3.34%
Synovus Financial Corp	626,056	2,097		3D Systems Corp (a)	61,550	4,784
TCF Financial Corp	106,161	1,709		Cadence Design Systems Inc (a)	185,284	2,616
Trustmark Corp	43,263	1,028		Diebold Inc	41,107	1,381
Valley National Bancorp	128,544	1,245		DST Systems Inc	19,008	1,730
Webster Financial Corp	58,174	1,765		Fortinet Inc (a)	88,414	1,874
Westamerica Bancorporation	17,147	846		Jack Henry & Associates Inc	55,109	3,074
		$41,985		Lexmark International Inc	39,987	1,567
Beverages - 0.69%				Mentor Graphics Corp	62,730	1,305
Green Mountain Coffee Roasters Inc	84,446	6,840		MICROS Systems Inc (a)	48,476	2,692
				NCR Corp (a)	107,148	3,770
				Riverbed Technology Inc (a)	104,262	2,056
Biotechnology - 1.01%				Synopsys Inc (a)	99,427	3,963
Bio-Rad Laboratories Inc (a)	12,934	1,644		VeriFone Systems Inc (a)	70,340	2,041
Charles River Laboratories International Inc (a)	30,984	1,752
Cubist Pharmaceuticals Inc (a)	47,689	3,486				$32,853
United Therapeutics Corp (a)	29,755	3,053		Consumer Products - 1.49%
		$9,935		Church & Dwight Co Inc	89,407	5,774
				Jarden Corp (a)	77,027	4,656
Building Materials - 1.50%				Scotts Miracle-Gro Co/The	28,291	1,680
Eagle Materials Inc	32,152	2,532		Tupperware Brands Corp	32,624	2,557
Fortune Brands Home & Security Inc	107,029	4,823				$14,667
Lennox International Inc	29,328	2,539
Louisiana-Pacific Corp (a)	90,871	1,593		Distribution & Wholesale - 1.43%
Martin Marietta Materials Inc	29,781	3,246		Arrow Electronics Inc (a)	64,870	3,333
		$14,733		Ingram Micro Inc (a)	99,257	2,484
				LKQ Corp (a)	193,576	5,240

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Distribution & Wholesale (continued)				Food (continued)
Owens & Minor Inc	40,645	$1,408		Lancaster Colony Corp	12,474	$1,084
Watsco Inc	17,439	1,650		Post Holdings Inc (a)	21,049	1,127
		$14,115		SUPERVALU Inc (a)	126,983	734
				Tootsie Roll Industries Inc	13,039	396
Diversified Financial Services - 2.42%				United Natural Foods Inc (a)	31,856	2,152
Affiliated Managers Group Inc (a)	34,114	6,797		WhiteWave Foods Co - A shares (a)	111,673	2,704
CBOE Holdings Inc	56,148	2,921				$20,245
Eaton Vance Corp	78,139	2,975
Federated Investors Inc	60,652	1,631		Forest Products & Paper - 0.23%
Greenhill & Co Inc	16,808	873		Domtar Corp	20,862	2,241
Janus Capital Group Inc	96,200	1,057
Raymond James Financial Inc	79,365	4,040
Waddell & Reed Financial Inc	55,001	3,565		Gas - 1.61%
				Atmos Energy Corp	58,540	2,810
		$23,859		National Fuel Gas Co	53,891	4,061
Electric - 2.56%				Questar Corp	112,731	2,629
Alliant Energy Corp	71,439	3,712		UGI Corp	73,470	3,188
Black Hills Corp	28,645	1,571		Vectren Corp	53,034	1,937
Cleco Corp	38,926	1,902		WGL Holdings Inc	33,317	1,259
Great Plains Energy Inc	98,860	2,440				$15,884
Hawaiian Electric Industries Inc	64,138	1,669
IDACORP Inc	32,346	1,705		Hand & Machine Tools - 0.81%
				Kennametal Inc	50,496	2,188
MDU Resources Group Inc	121,592	3,896		Lincoln Electric Holdings Inc	52,554	3,637
OGE Energy Corp	127,788	4,354		Regal-Beloit Corp	29,020	2,150
PNM Resources Inc	51,291	1,264
Westar Energy Inc	81,877	2,716				$7,975
		$25,229		Healthcare - Products - 3.74%
				Align Technology Inc (a)	45,513	2,704
Electrical Components & Equipment - 1.24%				Cooper Cos Inc/The	31,519	3,917
Acuity Brands Inc	27,645	3,512		Henry Schein Inc (a)	55,283	6,352
Energizer Holdings Inc	40,098	3,789		Hill-Rom Holdings Inc	37,778	1,370
General Cable Corp	32,041	914		Hologic Inc (a)	175,874	3,757
Hubbell Inc	34,636	4,043		IDEXX Laboratories Inc (a)	33,416	3,818
		$12,258		Masimo Corp (a)	33,127	969
Electronics - 2.41%				ResMed Inc	91,489	3,990
Avnet Inc	88,586	3,638		Sirona Dental Systems Inc (a)	35,419	2,548
Gentex Corp/MI	93,195	3,018		STERIS Corp	37,910	1,740
Itron Inc (a)	25,209	1,018		Techne Corp	21,365	1,941
Mettler-Toledo International Inc (a)	19,115	4,708		Teleflex Inc	26,495	2,481
National Instruments Corp	62,862	1,823		Thoratec Corp (a)	36,685	1,282
Tech Data Corp (a)	24,315	1,311				$36,869
Trimble Navigation Ltd (a)	166,030	5,368
				Healthcare - Services - 2.02%
Vishay Intertechnology Inc	87,246	1,185		Community Health Systems Inc (a)	72,976	3,022
Woodward Inc	39,022	1,672		Covance Inc (a)	36,168	3,420
		$23,741		Health Net Inc/CA (a)	51,198	1,684
Engineering & Construction - 0.81%				LifePoint Hospitals Inc (a)	30,275	1,605
AECOM Technology Corp (a)	63,224	1,813		Mednax Inc (a)	64,771	3,604
Granite Construction Inc	23,282	775		Universal Health Services Inc	57,583	4,723
KBR Inc	95,384	2,985		WellCare Health Plans Inc (a)	28,142	1,832
URS Corp	48,219	2,421				$19,890

		$7,994		Home Builders - 1.03%
Entertainment - 0.65%				KB Home	53,422	1,033
Bally Technologies Inc (a)	25,094	1,840		MDC Holdings Inc	25,177	778
Cinemark Holdings Inc	66,838	1,959		NVR Inc (a)	2,694	3,107
DreamWorks Animation SKG Inc (a)	45,863	1,548		Thor Industries Inc	28,829	1,481
International Speedway Corp	17,968	603		Toll Brothers Inc (a)	102,342	3,761
Scientific Games Corp (a)	31,271	440				$10,160

		$6,390		Home Furnishings - 0.20%
Environmental Control - 0.64%				Tempur Sealy International Inc (a)	38,948	1,920
Clean Harbors Inc (a)	35,545	1,993
Mine Safety Appliances Co	20,356	1,026		Insurance - 5.06%
Waste Connections Inc	79,555	3,252		Alleghany Corp (a)	10,796	4,020
		$6,271		American Financial Group Inc/OH	46,035	2,528
Food - 2.06%				Arthur J Gallagher & Co	84,700	3,916
Dean Foods Co (a)	60,789	960		Aspen Insurance Holdings Ltd	42,257	1,644
Flowers Foods Inc	112,791	2,363		Brown & Brown Inc	76,789	2,418
Hain Celestial Group Inc (a)	30,772	2,828		Everest Re Group Ltd	30,845	4,465
Hillshire Brands Co	79,210	2,821		Fidelity National Financial Inc	176,577	5,569
Ingredion Inc	49,375	3,076		First American Financial Corp	68,064	1,764

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Insurance (continued)				Miscellaneous Manufacturing (continued)
Hanover Insurance Group Inc/The	28,242	$1,568		Crane Co	31,454	$1,987
HCC Insurance Holdings Inc	64,521	2,769		Donaldson Co Inc	86,630	3,574
Kemper Corp	32,987	1,212		Harsco Corp	51,943	1,319
Mercury General Corp	23,357	1,071		ITT Corp	58,404	2,392
Old Republic International Corp	155,699	2,432		SPX Corp	29,204	2,908
Primerica Inc	35,306	1,487		Trinity Industries Inc	50,284	2,928
Protective Life Corp	50,592	2,480				$24,982
Reinsurance Group of America Inc	45,452	3,394
RenaissanceRe Holdings Ltd	28,598	2,594		Office Furnishings - 0.21%
StanCorp Financial Group Inc	28,328	1,820		Herman Miller Inc	37,979	1,064
WR Berkley Corp	70,443	2,730		HNI Corp	29,139	1,000
		$49,881				$2,064

Internet - 1.41%				Oil & Gas - 3.13%
AOL Inc (a)	50,530	2,328		Atwood Oceanics Inc (a)	37,126	1,760
Equinix Inc (a)	32,052	5,936		Bill Barrett Corp (a)	31,543	884
Rackspace Hosting Inc (a)	73,824	2,688		Cimarex Energy Co	55,923	5,479
TIBCO Software Inc (a)	98,692	2,101		Energen Corp	46,803	3,310
ValueClick Inc (a)	40,407	869		Gulfport Energy Corp (a)	54,143	3,300
		$13,922		HollyFrontier Corp	127,954	5,924
				Murphy USA Inc (a)	28,594	1,108
Investment Companies - 0.12%				Patterson-UTI Energy Inc	92,872	2,386
Apollo Investment Corp	144,715	1,221		Rosetta Resources Inc (a)	39,452	1,681
				SM Energy Co	43,135	3,570
				Unit Corp (a)	28,142	1,406
Iron & Steel - 0.94%
Carpenter Technology Corp	34,109	1,982				$30,808
Commercial Metals Co	75,354	1,436		Oil & Gas Services - 1.90%
Reliance Steel & Aluminum Co	49,803	3,484		CARBO Ceramics Inc	12,780	1,471
Steel Dynamics Inc	142,940	2,359		Dresser-Rand Group Inc (a)	49,125	2,800
		$9,261		Dril-Quip Inc (a)	26,203	2,635
				Helix Energy Solutions Group Inc (a)	63,359	1,292
Leisure Products & Services - 0.88%				Oceaneering International Inc	69,670	4,748
Brunswick Corp/DE	58,563	2,428		Oil States International Inc (a)	35,515	3,337
Life Time Fitness Inc (a)	25,260	1,040
Polaris Industries Inc	41,480	5,193		Superior Energy Services Inc	102,694	2,428
		$8,661				$18,711
				Packaging & Containers - 1.40%
Machinery - Construction & Mining - 0.30%				Greif Inc	19,607	993
Terex Corp	71,733	2,941		Packaging Corp of America	63,153	4,080
				Rock-Tenn Co	46,387	4,707
Machinery - Diversified - 1.89%				Silgan Holdings Inc	28,176	1,291
AGCO Corp	58,303	3,109		Sonoco Products Co	65,649	2,717
Graco Inc	39,429	2,740				$13,788
IDEX Corp	52,234	3,761		Pharmaceuticals - 1.72%
Nordson Corp	38,874	2,695		Endo Health Solutions Inc (a)	73,947	4,872
Wabtec Corp/DE	62,013	4,577		Mallinckrodt PLC (a)	37,152	2,149
Zebra Technologies Corp (a)	32,369	1,779
		$18,661		Omnicare Inc	66,311	4,142
				Salix Pharmaceuticals Ltd (a)	40,501	3,942
Media - 0.92%				VCA Antech Inc (a)	57,148	1,825
AMC Networks Inc (a)	38,165	2,459				$16,930
FactSet Research Systems Inc	25,813	2,730
John Wiley & Sons Inc	29,829	1,615		Publicly Traded Investment Fund - 1.26%
Meredith Corp	23,892	1,094		iShares Core S&P Mid-Cap ETF	94,575	12,378
New York Times Co/The	81,005	1,146
		$9,044		Real Estate - 0.44%
				Alexander & Baldwin Inc	27,485	1,075
Metal Fabrication & Hardware - 0.69%				Jones Lang LaSalle Inc	28,614	3,269
Timken Co	51,189	2,883
Valmont Industries Inc	17,249	2,525				$4,344
Worthington Industries Inc	34,111	1,383		REITS - 8.77%
		$6,791		Alexandria Real Estate Equities Inc	46,123	3,235
				American Campus Communities Inc	67,472	2,345
Mining - 0.41%				BioMed Realty Trust Inc	123,705	2,413
Compass Minerals International Inc	21,557	1,695
Royal Gold Inc	41,926	2,345		BRE Properties Inc	49,703	2,937
				Camden Property Trust	54,932	3,396
		$4,040		Corporate Office Properties Trust	56,266	1,398
Miscellaneous Manufacturing - 2.54%				Corrections Corp of America	74,597	2,504
AO Smith Corp	49,342	2,330		Duke Realty Corp	209,783	3,296
Aptargroup Inc	42,404	2,705		Equity One Inc	40,748	923
Carlisle Cos Inc	40,955	3,052		Essex Property Trust Inc	24,493	3,879
CLARCOR Inc	32,246	1,787		Extra Space Storage Inc	70,809	3,233

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Semiconductors (continued)
Federal Realty Investment Trust	41,881	$4,565		Teradyne Inc (a)	123,382	$2,321
Highwoods Properties Inc	57,896	2,150				$25,055
Home Properties Inc	36,632	2,042
Hospitality Properties Trust	95,514	2,455		Shipbuilding - 0.31%
Kilroy Realty Corp	52,844	2,790		Huntington Ingalls Industries Inc	31,792	3,021
Liberty Property Trust	94,392	3,436
Mack-Cali Realty Corp	56,680	1,147		Software - 3.60%
Mid-America Apartment Communities Inc	48,150	3,108		ACI Worldwide Inc (a)	24,821	1,504
National Retail Properties Inc	78,467	2,605		Acxiom Corp (a)	48,370	1,739
Omega Healthcare Investors Inc	78,896	2,520		Advent Software Inc	25,961	853
Potlatch Corp	26,099	1,044		Allscripts Healthcare Solutions Inc (a)	102,271	1,694
Rayonier Inc	81,299	3,598		ANSYS Inc (a)	59,666	4,686
Realty Income Corp	132,726	5,413		Broadridge Financial Solutions Inc	76,744	2,785
Regency Centers Corp	59,451	2,862		CommVault Systems Inc (a)	28,619	1,977
Senior Housing Properties Trust	121,165	2,729		Compuware Corp	139,464	1,414
SL Green Realty Corp	61,082	5,728		Concur Technologies Inc (a)	30,319	3,679
Taubman Centers Inc	40,924	2,661		Fair Isaac Corp	22,258	1,210
UDR Inc	161,456	3,930		Informatica Corp (a)	69,874	2,820
Weingarten Realty Investors	72,238	2,094		ManTech International Corp/VA	15,318	446
		$86,436		MSCI Inc (a)	76,243	3,257
				PTC Inc (a)	76,945	2,745
Retail - 5.60%				SolarWinds Inc (a)	42,101	1,680
Abercrombie & Fitch Co	49,191	1,740
Advance Auto Parts Inc	46,898	5,384		Solera Holdings Inc	44,340	2,963
American Eagle Outfitters Inc	109,245	1,478				$35,452
ANN Inc (a)	29,570	956		Telecommunications - 1.46%
Ascena Retail Group Inc (a)	82,905	1,555		ADTRAN Inc	37,147	943
Big Lots Inc (a)	37,534	1,006		Ciena Corp (a)	66,415	1,549
Bob Evans Farms Inc	17,564	883		InterDigital Inc/PA	26,524	763
Brinker International Inc	43,159	2,087		JDS Uniphase Corp (a)	149,929	1,993
Cabela's Inc (a)	30,003	2,006		NeuStar Inc (a)	40,322	1,366
Cheesecake Factory Inc/The	30,984	1,380		Plantronics Inc	28,188	1,210
Chico's FAS Inc	102,250	1,697		Polycom Inc (a)	92,039	1,098
Copart Inc (a)	71,950	2,467		RF Micro Devices Inc (a)	181,808	969
CST Brands Inc	48,680	1,554		Telephone & Data Systems Inc	63,572	1,718
Dick's Sporting Goods Inc	65,608	3,445		tw telecom inc (a)	92,767	2,733
Domino's Pizza Inc	35,879	2,534				$14,342
Foot Locker Inc	95,619	3,691
Guess? Inc	38,260	1,073		Transportation - 2.09%
HSN Inc	21,452	1,175		Con-way Inc	36,633	1,409
JC Penney Co Inc (a)	196,153	1,161		Genesee & Wyoming Inc (a)	32,718	2,956
MSC Industrial Direct Co Inc	31,033	2,607		JB Hunt Transport Services Inc	59,194	4,442
Office Depot Inc (a)	307,329	1,503		Kirby Corp (a)	36,554	3,648
Panera Bread Co (a)	17,230	2,913		Landstar System Inc	29,438	1,691
Signet Jewelers Ltd	51,652	4,109		Matson Inc	27,585	660
Wendy's Co/The	181,590	1,647		Old Dominion Freight Line Inc (a)	44,942	2,438
Williams-Sonoma Inc	57,312	3,125		Tidewater Inc	31,928	1,655
World Fuel Services Corp	46,530	1,988		UTI Worldwide Inc	58,683	919
		$55,164		Werner Enterprises Inc	29,419	767
						$20,585
Savings & Loans - 0.88%
Astoria Financial Corp	54,112	717		Trucking & Leasing - 0.17%
First Niagara Financial Group Inc	227,928	1,969		GATX Corp	29,749	1,722
New York Community Bancorp Inc	283,885	4,596
Washington Federal Inc	65,542	1,434		Water- 0.28%
		$8,716		Aqua America Inc	113,787	2,725
Semiconductors - 2.54%
Advanced Micro Devices Inc (a)	396,098	1,359		TOTAL COMMON STOCKS		$977,726
Atmel Corp (a)	274,225	2,292			Maturity
Cree Inc (a)	77,723	4,696		REPURCHASE AGREEMENTS - 0.51%	Amount (000's)	Value(000	's)
Cypress Semiconductor Corp (a)	89,513	899		Banks- 0.51%
Fairchild Semiconductor International Inc (a)	81,782	1,043		Investment in Joint Trading Account; Barclays $	640	$640
Integrated Device Technology Inc (a)	88,794	857		Bank PLC Repurchase Agreement; 0.02%
International Rectifier Corp (a)	45,785	1,191		dated 01/31/2014 maturing 02/03/2014
Intersil Corp	82,218	932		(collateralized by US Government
Rovi Corp (a)	65,803	1,396		Securities; $653,030; 0.25% - 1.50%; dated
Semtech Corp (a)	44,199	1,008		03/31/15 - 01/31/19)
Silicon Laboratories Inc (a)	25,546	1,207
Skyworks Solutions Inc (a)	120,888	3,657
SunEdison Inc (a)	157,938	2,197

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2014 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Credit	$1,731	$1,731
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $1,765,046; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	1,829	1,829
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $1,865,799; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	870	870
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $887,672; 0.00% - 5.50%; dated
02/25/14 - 07/05/22)
		$5,070
TOTAL REPURCHASE AGREEMENTS		$5,070
Total Investments		$982,796
Other Assets in Excess of Liabilities, Net - 0.24%		$2,323
TOTAL NET ASSETS - 100.00%		$985,119

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		22.46%
Industrial		18.30%
Consumer, Non-cyclical		18.29%
Consumer, Cyclical		12.23%
Technology		9.48%
Energy		5.11%
Utilities		4.45%
Basic Materials		4.18%
Communications		4.00%
Exchange Traded Funds		1.26%
Other Assets in Excess of Liabilities, Net		0.24%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2014	Long	50	$6,560	$6,552	$(8)
Total					$(8)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2014 (unaudited)

COMMON STOCKS - 96.92%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.10%				Beverages (continued)
Interpublic Group of Cos Inc/The	90,160	$1,471		Green Mountain Coffee Roasters Inc	116,596	$9,444
				Molson Coors Brewing Co	30,927	1,628

Aerospace & Defense - 1.49%						$18,358
Alliant Techsystems Inc	21,068	3,027		Biotechnology - 0.04%
B/E Aerospace Inc (a)	624	50		Bio-Rad Laboratories Inc (a)	2,151	273
Exelis Inc	88,475	1,733		Charles River Laboratories International Inc (a)	6,160	349
L-3 Communications Holdings Inc	25,828	2,869				$622
Rockwell Collins Inc	1,461	110		Building Materials - 1.12%
Triumph Group Inc	212,971	14,572		Armstrong World Industries Inc (a)	123,026	6,850
		$22,361		Louisiana-Pacific Corp (a)	424,887	7,448
Agriculture - 0.20%				Owens Corning Inc	40,005	1,526
Bunge Ltd	39,641	3,003		Vulcan Materials Co	15,323	946
						$16,770

Airlines - 1.29%				Chemicals - 2.09%
Alaska Air Group Inc	7,005	554		Albemarle Corp	5,395	346
Delta Air Lines Inc	222,406	6,808		Ashland Inc	90,518	8,402
Southwest Airlines Co	107,578	2,254		Cabot Corp	6,824	332
United Continental Holdings Inc (a)	213,122	9,769		Celanese Corp	170,772	8,648
		$19,385		CF Industries Holdings Inc	8,370	1,932
Apparel - 0.01%				Cytec Industries Inc	11,582	1,042
Deckers Outdoor Corp (a)	2,031	158		Huntsman Corp	42,937	942
				Mosaic Co/The	11,400	509
				Rockwood Holdings Inc	2,104	144
Automobile Manufacturers - 0.23%				RPM International Inc	839	33
Ford Motor Co	16,510	247		Sigma-Aldrich Corp	665	62
General Motors Co	24,550	886		Valspar Corp/The	125,274	8,804
Oshkosh Corp	6,093	330		Westlake Chemical Corp	280	34
PACCAR Inc	36,637	2,051		WR Grace & Co (a)	968	91
		$3,514				$31,321

Automobile Parts & Equipment - 0.98%				Coal - 0.31%
Delphi Automotive PLC	184,859	11,256		Consol Energy Inc	69,227	2,586
Goodyear Tire & Rubber Co/The	55,940	1,324		Peabody Energy Corp	122,008	2,080
Lear Corp	5,060	366				$4,666
TRW Automotive Holdings Corp (a)	22,753	1,687
		$14,633		Commercial Services - 1.24%
				Aaron's Inc	6,762	182
Banks - 5.85%				ADT Corp/The	22,747	684
Associated Banc-Corp	27,986	460		Apollo Education Group Inc (a)	27,749	896
Bank of Hawaii Corp	18,084	1,027		Booz Allen Hamilton Holding Corp	21,167	387
Bank of New York Mellon Corp/The	32,140	1,027		Cintas Corp	5,272	301
BankUnited Inc	1,870	58		CoreLogic Inc/United States (a)	33,218	1,058
BB&T Corp	22,840	854		DeVry Education Group Inc	10,338	373
BOK Financial Corp	7,886	506		Genpact Ltd (a)	73,845	1,253
CIT Group Inc	213,133	9,922		Global Payments Inc	96,458	6,375
City National Corp/CA	6,787	491		Hertz Global Holdings Inc (a)	48,110	1,252
Comerica Inc	56,401	2,583		Iron Mountain Inc	11,496	304
Commerce Bancshares Inc/MO	17,639	767		KAR Auction Services Inc	4,697	131
Cullen/Frost Bankers Inc	12,561	930		Leidos Holdings Inc	7,502	340
East West Bancorp Inc	9,894	331		Manpowergroup Inc	23,393	1,822
Fifth Third Bancorp	61,794	1,299		McGraw Hill Financial Inc	8,820	671
First Citizens BancShares Inc/NC	3,328	736		Quanta Services Inc (a)	10,139	316
First Republic Bank/CA	158,984	7,716		RR Donnelley & Sons Co	8,742	161
Fulton Financial Corp	20,863	258		Science Applications International Corp	5,147	191
Huntington Bancshares Inc/OH	1,125,546	10,208		SEI Investments Co	821	28
KeyCorp	226,651	2,892		Service Corp International/US	62,681	1,109
M&T Bank Corp	169,032	18,848		Total System Services Inc	3,616	108
Northern Trust Corp	50,857	3,063		Towers Watson & Co	4,545	531
Popular Inc (a)	11,048	292		Weight Watchers International Inc	1,212	33
Regions Financial Corp	231,175	2,351				$18,506
Signature Bank/New York NY (a)	55,825	6,814
SunTrust Banks Inc	145,880	5,401		Computers - 1.30%
SVB Financial Group (a)	2,738	307		Brocade Communications Systems Inc (a)	178,173	1,664
Valley National Bancorp	1,332	13		Computer Sciences Corp	43,340	2,618
Zions Bancorporation	293,287	8,433		Diebold Inc	800	27
		$87,587		DST Systems Inc	606	55
				Hewlett-Packard Co	60,140	1,744
Beverages - 1.23%				Lexmark International Inc	18,803	737
Beam Inc	9,879	823		MICROS Systems Inc (a)	7,158	397
Constellation Brands Inc (a)	84,294	6,463		NCR Corp (a)	1,100	39

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Computers (continued)				Electronics - 2.76%
NetApp Inc	160,119	$6,779		Agilent Technologies Inc	388,707	$22,603
SanDisk Corp	10,493	730		Allegion PLC	5,939	293
Synopsys Inc (a)	10,567	421		Avnet Inc	44,806	1,840
Teradata Corp (a)	9,570	393		AVX Corp	34,714	448
VeriFone Systems Inc (a)	5,500	160		FLIR Systems Inc	4,249	135
Western Digital Corp	42,732	3,683		Garmin Ltd	8,810	397
		$19,447		Gentex Corp/MI	6,417	208
				Jabil Circuit Inc	60,846	1,094
Consumer Products - 0.16%				PerkinElmer Inc	35,637	1,554
Avery Dennison Corp	7,271	358		Tech Data Corp (a)	8,306	448
Clorox Co/The	2,269	200		Tyco International Ltd	299,063	12,109
Jarden Corp (a)	31,454	1,902
				Vishay Intertechnology Inc	14,068	191
		$2,460				$41,320

Cosmetics & Personal Care - 0.10%				Engineering & Construction - 0.88%
Avon Products Inc	98,200	1,462		AECOM Technology Corp (a)	40,386	1,158
Coty Inc	2,029	28		Fluor Corp	4,491	341
		$1,490		Jacobs Engineering Group Inc (a)	9,120	554
Distribution & Wholesale - 0.22%				KBR Inc	293,622	9,190
Arrow Electronics Inc (a)	22,519	1,157		URS Corp	37,792	1,897
Genuine Parts Co	842	69				$13,140
Ingram Micro Inc (a)	27,880	698
WESCO International Inc (a)	15,637	1,297		Entertainment - 0.13%
				Dolby Laboratories Inc (a)	2,848	117
		$3,221		Gaming and Leisure Properties Inc	21,849	758
Diversified Financial Services - 4.29%				International Game Technology	28,070	405
Ameriprise Financial Inc	30,320	3,202		Penn National Gaming Inc (a)	20,899	245
E*Trade Financial Corp (a)	132,534	2,654		Regal Entertainment Group	6,297	123
IntercontinentalExchange Group Inc	2,993	625		Six Flags Entertainment Corp	9,570	343
Invesco Ltd	486,321	16,170				$1,991
Legg Mason Inc	66,747	2,827		Environmental Control - 0.16%
NASDAQ OMX Group Inc/The	358,868	13,691		Republic Services Inc	68,347	2,189
Raymond James Financial Inc	241,091	12,274		Waste Connections Inc	4,211	172
SLM Corp	542,974	12,358				$2,361
TD Ameritrade Holding Corp	16,825	526
		$64,327		Food - 1.72%
				Campbell Soup Co	15,410	635
Electric - 6.37%				ConAgra Foods Inc	104,081	3,309
AES Corp/VA	573,185	8,059		Dean Foods Co (a)	26,740	422
Alliant Energy Corp	8,538	444		Ingredion Inc	134,811	8,399
Ameren Corp	192,712	7,292		JM Smucker Co/The	6,657	642
Calpine Corp (a)	475,318	9,022
				Pinnacle Foods Inc	13,457	363
CMS Energy Corp	56,503	1,571		Safeway Inc	62,900	1,965
Consolidated Edison Inc	48,388	2,633		Sprouts Farmers Market Inc (a)	642	23
DTE Energy Co	13,431	916		Tyson Foods Inc	268,827	10,054
Edison International	309,440	14,903				$25,812
Entergy Corp	14,460	911
Exelon Corp	67,350	1,953		Forest Products & Paper - 0.10%
FirstEnergy Corp	483,599	15,229		Domtar Corp	5,497	590
Great Plains Energy Inc	16,439	406		International Paper Co	6,662	318
Hawaiian Electric Industries Inc	909	24		MeadWestvaco Corp	16,461	594
Integrys Energy Group Inc	6,091	331				$1,502
MDU Resources Group Inc	72,670	2,328
Northeast Utilities	53,983	2,364		Gas - 1.37%
NRG Energy Inc	24,901	693		AGL Resources Inc	9,097	435
OGE Energy Corp	12,082	412		Atmos Energy Corp	16,151	776
Pepco Holdings Inc	81,388	1,581		CenterPoint Energy Inc	82,547	1,931
Pinnacle West Capital Corp	18,279	962		National Fuel Gas Co	5,681	428
PPL Corp	48,618	1,486		NiSource Inc	24,096	828
Public Service Enterprise Group Inc	59,550	1,986		Questar Corp	10	—
SCANA Corp	141,758	6,700		Sempra Energy	147,797	13,702
TECO Energy Inc	3,926	64		UGI Corp	51,333	2,228
Westar Energy Inc	9,820	326		Vectren Corp	6,440	235
Wisconsin Energy Corp	13,992	597				$20,563
Xcel Energy Inc	422,170	12,205		Hand & Machine Tools - 1.01%
		$95,398		Kennametal Inc	13,133	569
Electrical Components & Equipment - 0.10%				Regal-Beloit Corp	4,813	356
Energizer Holdings Inc	12,096	1,143		Snap-on Inc	3,554	356
General Cable Corp	6,356	182		Stanley Black & Decker Inc	179,672	13,907
Hubbell Inc	1,715	200				$15,188
		$1,525

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products - 2.92%				Insurance (continued)
Alere Inc (a)	3,267	$124		Erie Indemnity Co	2,370	$166
Boston Scientific Corp (a)	477,046	6,454		Everest Re Group Ltd	76,689	11,101
CareFusion Corp (a)	296,313	12,080		Fidelity National Financial Inc	86,828	2,739
Cooper Cos Inc/The	1,315	163		Genworth Financial Inc (a)	1,016,853	14,998
CR Bard Inc	89,260	11,567		Hanover Insurance Group Inc/The	3,149	175
DENTSPLY International Inc	7,320	338		Hartford Financial Services Group Inc	97,642	3,247
Edwards Lifesciences Corp (a)	6,410	417		HCC Insurance Holdings Inc	9,256	397
Hill-Rom Holdings Inc	9,453	343		ING US Inc	400,749	13,533
Hologic Inc (a)	234,702	5,014		Kemper Corp	26,924	989
Hospira Inc (a)	52,563	2,313		Lincoln National Corp	509,001	24,448
Life Technologies Corp (a)	4,270	325		Loews Corp	17,490	780
Patterson Cos Inc	964	39		Markel Corp (a)	841	453
QIAGEN NV (a)	14,370	318		Old Republic International Corp	51,631	807
St Jude Medical Inc	7,333	445		PartnerRe Ltd	36,720	3,605
Techne Corp	2,070	188		ProAssurance Corp	6,494	302
Teleflex Inc	16,983	1,590		Progressive Corp/The	21,777	506
Zimmer Holdings Inc	21,988	2,067		Protective Life Corp	45,227	2,216
		$43,785		Reinsurance Group of America Inc	26,978	2,014
				RenaissanceRe Holdings Ltd	6,006	545
Healthcare - Services - 4.28%				StanCorp Financial Group Inc	29,602	1,902
Aetna Inc	176,591	12,066		Torchmark Corp	12,305	925
Cigna Corp	64,534	5,570		Unum Group	133,394	4,295
DaVita HealthCare Partners Inc (a)	12,930	839
HCA Holdings Inc (a)	76,750	3,859		Validus Holdings Ltd	174,436	6,266
Humana Inc	175,128	17,040		White Mountains Insurance Group Ltd	628	355
Laboratory Corp of America Holdings (a)	78,138	7,019		WR Berkley Corp	27,875	1,081
LifePoint Hospitals Inc (a)	5,070	269		XL Group PLC	458,320	13,173
Mednax Inc (a)	3,715	207				$134,172
Quest Diagnostics Inc	48,257	2,533		Internet - 2.15%
Tenet Healthcare Corp (a)	290,187	13,352		AOL Inc (a)	16,123	743
Universal Health Services Inc	6,674	547		CDW Corp/DE	1,804	43
WellPoint Inc	9,240	795		Expedia Inc	102,437	6,656
		$64,096		F5 Networks Inc (a)	56,505	6,046
				Liberty Interactive Corp (a)	509,746	13,615
Holding Companies - Diversified - 0.03%				Symantec Corp	40,151	860
Leucadia National Corp	15,656	428		TIBCO Software Inc (a)	198,977	4,236
						$32,199
Home Builders - 1.06%
DR Horton Inc	110,220	2,588		Investment Companies - 0.02%
Lennar Corp	19,672	791		Ares Capital Corp	18,151	321
NVR Inc (a)	1,130	1,303
Toll Brothers Inc (a)	305,216	11,216		Iron & Steel - 0.64%
		$15,898		Cliffs Natural Resources Inc	16,369	316
				Nucor Corp	22,245	1,075
Home Furnishings - 0.29%				Reliance Steel & Aluminum Co	106,252	7,433
Harman International Industries Inc	7,353	761		Steel Dynamics Inc	23,158	382
Whirlpool Corp	27,414	3,654		United States Steel Corp	15,160	396
		$4,415				$9,602

Housewares - 0.15%				Leisure Products & Services - 0.17%
Newell Rubbermaid Inc	53,406	1,650		Royal Caribbean Cruises Ltd	50,518	2,506
Toro Co	8,513	540
		$2,190
				Lodging - 1.55%
Insurance - 8.95%				Choice Hotels International Inc	2,738	133
Aflac Inc	23,040	1,446		Hyatt Hotels Corp (a)	4,595	220
Alleghany Corp (a)	7,694	2,864		Marriott International Inc/DE	2,692	133
Allied World Assurance Co Holdings AG	2,475	255		MGM Resorts International (a)	429,675	10,466
Allstate Corp/The	4,820	247		Starwood Hotels & Resorts Worldwide Inc	164,137	12,263
American Financial Group Inc/OH	7,180	394				$23,215
American National Insurance Co	7,514	781
Aon PLC	44,655	3,593		Machinery - Construction & Mining - 0.83%
Arch Capital Group Ltd (a)	9,009	485		Joy Global Inc	43,937	2,320
Arthur J Gallagher & Co	190,194	8,793		Terex Corp	247,282	10,138
Aspen Insurance Holdings Ltd	7,091	276				$12,458
Assurant Inc	34,718	2,268
Assured Guaranty Ltd	17,716	375		Machinery - Diversified - 0.42%
Axis Capital Holdings Ltd	7,342	330		AGCO Corp	39,901	2,128
				Babcock & Wilcox Co/The	19,077	654
Brown & Brown Inc	6,719	212		Deere & Co	14,450	1,242
Cincinnati Financial Corp	11,806	572		IDEX Corp	553	40
CNA Financial Corp	2,643	104
Endurance Specialty Holdings Ltd	3,036	159		Xylem Inc/NY	59,061	1,970

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Machinery - Diversified (continued)				Oil & Gas (continued)
Zebra Technologies Corp (a)	4,959	$273		Patterson-UTI Energy Inc	15,709	$404
		$6,307		PBF Energy Inc	2,522	65
Media - 2.03%				Pioneer Natural Resources Co	15,524	2,629
AMC Networks Inc (a)	66,351	4,276		QEP Resources Inc	10,974	339
				Quicksilver Resources Inc (a)	12,357	38
Cablevision Systems Corp	91,737	1,471		Range Resources Corp	107,590	9,273
DIRECTV (a)	27,070	1,879		Rowan Cos PLC (a)	8,447	265
Gannett Co Inc	64,143	1,766		Southwestern Energy Co (a)	24,100	981
Graham Holdings Co	466	292		Tesoro Corp	231,392	11,921
John Wiley & Sons Inc	26,523	1,436		Unit Corp (a)	13,612	680
Liberty Media Corp (a)	86,409	11,371		Whiting Petroleum Corp (a)	7,373	430
Nielsen Holdings NV	16,201	685		WPX Energy Inc (a)	12,291	234
Scripps Networks Interactive Inc	83,412	6,049				$80,071
Starz (a)	1,309	37
Time Warner Cable Inc	9,073	1,209		Oil & Gas Services - 1.46%
		$30,471		Cameron International Corp (a)	227,256	13,628
				Dresser-Rand Group Inc (a)	10,520	600
Metal Fabrication & Hardware - 0.80%				Frank's International NV	2,012	47
Timken Co	212,624	11,977		MRC Global Inc (a)	4,685	131
				Oil States International Inc (a)	66,582	6,255
Mining - 0.53%				RPC Inc	1,301	22
Alcoa Inc	402,460	4,633		Superior Energy Services Inc	52,232	1,235
Newmont Mining Corp	146,627	3,167				$21,918
Tahoe Resources Inc (a)	7,925	141
				Packaging & Containers - 1.18%
		$7,941		Ball Corp	35,696	1,827
Miscellaneous Manufacturing - 3.09%				Bemis Co Inc	12,922	498
AO Smith Corp	14,964	707		Crown Holdings Inc (a)	69,630	2,862
Aptargroup Inc	1,972	126		Greif Inc	2,532	128
Carlisle Cos Inc	135,672	10,111		Owens-Illinois Inc (a)	75,388	2,415
Crane Co	135,810	8,577		Packaging Corp of America	114,204	7,378
Donaldson Co Inc	1,131	47		Rock-Tenn Co	2,117	215
Dover Corp	3,111	269		Sealed Air Corp	42,269	1,318
Harsco Corp	36,443	925		Silgan Holdings Inc	15,270	700
Ingersoll-Rand PLC	14,532	854		Sonoco Products Co	7,086	293
ITT Corp	8,030	329				$17,634
Leggett & Platt Inc	8,775	263
Parker Hannifin Corp	10,407	1,180		Pharmaceuticals - 1.67%
				Cardinal Health Inc	281,636	19,157
Pentair Ltd	12,498	929		Endo Health Solutions Inc (a)	22,250	1,466
SPX Corp	32,351	3,221		Express Scripts Holding Co (a)	5,070	379
Textron Inc	488,566	17,345		Forest Laboratories Inc (a)	31,728	2,103
Trinity Industries Inc	24,703	1,439		Mylan Inc/PA (a)	22,240	1,010
		$46,322		Omnicare Inc	7,458	466
Office & Business Equipment - 0.99%				VCA Antech Inc (a)	12,634	403
Pitney Bowes Inc	12,192	307				$24,984

Xerox Corp	1,345,633	14,600		Pipelines - 0.01%
		$14,907		ONEOK Inc	1,810	124
Oil & Gas - 5.34%
Apache Corp	20,200	1,621		Private Equity - 0.02%
Atwood Oceanics Inc (a)	4,988	236		American Capital Ltd (a)	17,344	271
Chesapeake Energy Corp	627,616	16,889
Cimarex Energy Co	100,885	9,884
Cobalt International Energy Inc (a)	45,660	748		Real Estate - 0.82%
Denbury Resources Inc	78,211	1,257		Alexander & Baldwin Inc	2,490	98
Devon Energy Corp	28,331	1,678		CBRE Group Inc (a)	73,440	1,949
Diamond Offshore Drilling Inc	7,233	351		Forest City Enterprises Inc (a)	83,153	1,513
Energen Corp	7,722	546		Howard Hughes Corp/The (a)	6,167	769
EQT Corp	101,383	9,410		Jones Lang LaSalle Inc	52,153	5,959
Forest Oil Corp (a)	11,317	35		Realogy Holdings Corp (a)	37,260	1,698
Helmerich & Payne Inc	6,452	568		WP Carey Inc	5,995	354
HollyFrontier Corp	21,942	1,016				$12,340
Kosmos Energy Ltd (a)	3,660	38
Laredo Petroleum Inc (a)	506	13		REITS - 7.57%
				Alexandria Real Estate Equities Inc	21,213	1,488
Marathon Oil Corp	52,310	1,715		American Capital Agency Corp	86,675	1,816
Marathon Petroleum Corp	7,737	674
Murphy Oil Corp	58,591	3,317		American Homes 4 Rent	31,590	527
Murphy USA Inc (a)	7,236	280		American Tower Corp	1,040	84
Nabors Industries Ltd	66,766	1,140		Annaly Capital Management Inc	256,116	2,759
Newfield Exploration Co (a)	1,890	47		Apartment Investment & Management Co	21,345	597
Noble Energy Inc	21,638	1,349		AvalonBay Communities Inc	124,310	15,352

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Retail (continued)
BioMed Realty Trust Inc	23,869	$466		World Fuel Services Corp	6,301	$269
Boston Properties Inc	9,756	1,055				$31,369
Brandywine Realty Trust	16,751	239
BRE Properties Inc	5,474	323		Savings & Loans - 0.33%
Camden Property Trust	181,065	11,193		First Niagara Financial Group Inc	112,205	969
CBL & Associates Properties Inc	52,402	890		Hudson City Bancorp Inc	31,669	286
Chimera Investment Corp	435,368	1,358		New York Community Bancorp Inc	30,946	501
CommonWealth REIT	12,647	311		People's United Financial Inc	164,730	2,341
				TFS Financial Corp (a)	25,763	296
Corporate Office Properties Trust	3,430	85
DDR Corp	541,503	8,486		Washington Federal Inc	27,423	600
Douglas Emmett Inc	70,501	1,793				$4,993
Duke Realty Corp	22,496	353		Semiconductors - 4.90%
Equity Lifestyle Properties Inc	4,488	176		Altera Corp	510,757	17,074
Essex Property Trust Inc	2,664	422		Analog Devices Inc	12,978	626
Extra Space Storage Inc	7,359	336		Applied Materials Inc	660,995	11,118
Federal Realty Investment Trust	2,393	261		Atmel Corp (a)	576,569	4,820
General Growth Properties Inc	81,043	1,633		Broadcom Corp	64,860	1,930
Hatteras Financial Corp	77,190	1,385		Cree Inc (a)	1,930	117
HCP Inc	31,731	1,242		Fairchild Semiconductor International Inc (a)	13,056	167
Health Care REIT Inc	37,069	2,147		First Solar Inc (a)	27,139	1,373
Healthcare Trust of America Inc	26,483	284		KLA-Tencor Corp	12,297	756
Home Properties Inc	18,040	1,006		Lam Research Corp (a)	172,681	8,740
Hospitality Properties Trust	24,176	621		LSI Corp	56,528	624
Host Hotels & Resorts Inc	86,976	1,599		Marvell Technology Group Ltd	93,957	1,403
Kilroy Realty Corp	5,786	305		Maxim Integrated Products Inc	422,312	12,779
Kimco Realty Corp	29,045	607		Micron Technology Inc (a)	131,927	3,039
Liberty Property Trust	9,202	335		NVIDIA Corp	437,259	6,865
Macerich Co/The	9,638	545		ON Semiconductor Corp (a)	132,130	1,105
Mack-Cali Realty Corp	26,220	530		Rovi Corp (a)	9,593	203
MFA Financial Inc	72,169	526		Skyworks Solutions Inc (a)	3,240	98
Mid-America Apartment Communities Inc	5,211	336		Teradyne Inc (a)	31,450	591
National Retail Properties Inc	7,268	241				$73,428
Piedmont Office Realty Trust Inc	29,302	489
Post Properties Inc	5,839	274		Shipbuilding - 0.13%
Prologis Inc	63,327	2,455		Huntington Ingalls Industries Inc	20,424	1,941
Realty Income Corp	14,643	597
Regency Centers Corp	21,282	1,024		Software - 1.70%
Retail Properties of America Inc	140,611	1,855		Activision Blizzard Inc	33,306	570
Senior Housing Properties Trust	17,597	396		Autodesk Inc (a)	4,946	254
SL Green Realty Corp	32,088	3,009		CA Inc	22,541	723
Starwood Property Trust Inc	359,781	10,866		Citrix Systems Inc (a)	217,567	11,764
Tanger Factory Outlet Centers	186,192	6,215		Dun & Bradstreet Corp/The	8,753	963
Taubman Centers Inc	130,466	8,483		Electronic Arts Inc (a)	7,383	195
Two Harbors Investment Corp	566,748	5,571		Fidelity National Information Services Inc	31,117	1,577
UDR Inc	15,396	375		Nuance Communications Inc (a)	210,770	3,231
Ventas Inc	32,381	2,020		Paychex Inc	3,215	134
Vornado Realty Trust	35,108	3,224		PTC Inc (a)	158,563	5,658
Weingarten Realty Investors	89,079	2,583		Solera Holdings Inc	4,917	329
Weyerhaeuser Co	9,570	286		Veeva Systems Inc (a)	555	18
		$113,434				$25,416

Retail - 2.09%				Telecommunications - 1.11%
Ascena Retail Group Inc (a)	11,481	215
				Amdocs Ltd	11,064	479
Best Buy Co Inc	110,916	2,611		CenturyLink Inc	60,937	1,759
Big Lots Inc (a)	9,949	266		CommScope Holding Co Inc (a)	1,865	33
Chico's FAS Inc	1,090	18		EchoStar Corp (a)	4,263	200
CST Brands Inc	6,453	206		Frontier Communications Corp	66,442	312
Darden Restaurants Inc	7,480	370		Harris Corp	20,431	1,416
Dillard's Inc	873	76		Intelsat SA (a)	2,077	42
DSW Inc	679	26		Juniper Networks Inc (a)	385,633	10,262
Foot Locker Inc	9,420	364		Level 3 Communications Inc (a)	36,528	1,172
GameStop Corp	37,432	1,312		Polycom Inc (a)	18,458	220
Guess? Inc	6,236	175		Telephone & Data Systems Inc	9,904	268
Kohl's Corp	69,110	3,500		T-Mobile US Inc (a)	12,982	397
Macy's Inc	163,539	8,700		US Cellular Corp	1,280	57
PVH Corp	72,885	8,810		Windstream Holdings Inc	3,223	24
Sears Canada Inc	3,172	37				$16,641
Signet Jewelers Ltd	5,259	418
Staples Inc	274,594	3,614		Textiles - 0.43%
Wendy's Co/The	42,148	382		Mohawk Industries Inc (a)	45,064	6,407

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2014 (unaudited)

					Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector		Percent
				Financial		31.15%
Toys, Games & Hobbies - 0.01%				Industrial		14.31%
Hasbro Inc	1,690	$83		Consumer, Non-cyclical		13.57%
				Technology		8.88%
				Consumer, Cyclical		8.61%
Transportation - 0.17%				Utilities		7.80%
Con-way Inc	18,368	707
Kirby Corp (a)	2,440	244		Energy		7.12%
Ryder System Inc	17,180	1,223		Communications		5.39%
				Basic Materials		3.36%
Tidewater Inc	5,171	268		Diversified		0.03%
UTI Worldwide Inc	9,210	144		Liabilities in Excess of Other Assets, Net		(0.22)%
		$2,586		TOTAL NET ASSETS		100.00%
Trucking & Leasing - 0.17%
AMERCO	354	79
GATX Corp	41,467	2,401
		$2,480

Water- 0.06%
American Water Works Co Inc	22,115	941

TOTAL COMMON STOCKS		$1,452,371
	Maturity
REPURCHASE AGREEMENTS - 3.30% Amount (000's)		Value(000	's)

Banks- 3.30%
Investment in Joint Trading Account; Barclays $	6,248	$6,248
Bank PLC Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $6,372,868; 0.25% - 1.50%;
dated 03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	16,887	16,887
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $17,224,954; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	17,851	17,850
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $18,208,197; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	8,494	8,494
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $8,662,733; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
		$49,479
TOTAL REPURCHASE AGREEMENTS		$49,479
Total Investments		$1,501,850
Liabilities in Excess of Other Assets, Net - (0.22)%			$(3,338)
TOTAL NET ASSETS - 100.00%		$1,498,512

(a) Non-Income Producing Security

Futures Contracts

						Unrealized
Type	Long/Short	Contracts		Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2014	Long		383	$50,450	$50,184	$(266)
Total						$(266)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2014 (unaudited)

COMMON STOCKS - 94.73%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.02%				Biotechnology - 0.02%
Interpublic Group of Cos Inc/The	7,723	$126		Bio-Rad Laboratories Inc (a)	990	$126
				Charles River Laboratories International Inc (a)	1,242	70

Aerospace & Defense - 2.35%						$196
Alliant Techsystems Inc	58,455	8,400		Building Materials - 0.05%
B/E Aerospace Inc (a)	287	23		Owens Corning Inc	3,279	125
Exelis Inc	9,262	181		Vulcan Materials Co	4,339	268
L-3 Communications Holdings Inc	95,039	10,556				$393
Rockwell Collins Inc	672	51
		$19,211		Chemicals - 2.43%
				Albemarle Corp	2,483	159
Agriculture - 1.80%				Ashland Inc	2,547	236
Bunge Ltd	4,888	371		Cabot Corp	3,140	153
Lorillard Inc	147,037	7,237		CF Industries Holdings Inc	15,816	3,651
Reynolds American Inc	145,800	7,071		Cytec Industries Inc	1,659	149
		$14,679		Huntsman Corp	6,226	137
				Rockwood Holdings Inc	125,169	8,578
Airlines - 0.77%				RPM International Inc	386	15
Alaska Air Group Inc	246	19
Delta Air Lines Inc	14,896	456		Sigma-Aldrich Corp	306	29
				Westlake Chemical Corp	54,759	6,656
Southwest Airlines Co	276,229	5,787		WR Grace & Co (a)	445	42
		$6,262				$19,805
Apparel - 1.63%
Deckers Outdoor Corp (a)	30,935	2,411		Coal - 0.04%
Hanesbrands Inc	152,500	10,849		Consol Energy Inc	6,460	241
				Peabody Energy Corp	7,539	129
		$13,260				$370
Automobile Manufacturers - 0.73%
Oshkosh Corp	99,604	5,393		Commercial Services - 2.79%
				Aaron's Inc	3,112	84
PACCAR Inc	9,866	552		ADT Corp/The	6,474	194
		$5,945		Apollo Education Group Inc (a)	4,800	155
Automobile Parts & Equipment - 1.65%				Booz Allen Hamilton Holding Corp	82	1
Delphi Automotive PLC	154,400	9,401		Cintas Corp	2,427	138
Lear Corp	2,329	169		CoreLogic Inc/United States (a)	4,699	150
TRW Automotive Holdings Corp (a)	3,559	264		DeVry Education Group Inc	3,096	112
Visteon Corp (a)	45,000	3,645		KAR Auction Services Inc	2,161	60
		$13,479		Leidos Holdings Inc	3,453	157
				Manpowergroup Inc	122,141	9,515
Banks - 6.99%				McGraw Hill Financial Inc	4,060	309
Associated Banc-Corp	8,258	136		Quanta Services Inc (a)	88,067	2,745
Bank of Hawaii Corp	2,206	125		RR Donnelley & Sons Co	4,023	74
BOK Financial Corp	1,303	84		Science Applications International Corp	1,971	73
Capital One Financial Corp	137,800	9,730		SEI Investments Co	378	13
CIT Group Inc	189,301	8,812		Service Corp International/US	109,609	1,940
City National Corp/CA	2,258	163		Total System Services Inc	225,664	6,743
Comerica Inc	6,029	276		Towers Watson & Co	2,092	245
Commerce Bancshares Inc/MO	3,881	169		Weight Watchers International Inc	557	15
Cullen/Frost Bankers Inc	1,471	109				$22,723
East West Bancorp Inc	67,153	2,247
Fifth Third Bancorp	908,749	19,102		Computers - 2.93%
First Citizens BancShares Inc/NC	365	81		Brocade Communications Systems Inc (a)	788,942	7,368
First Republic Bank/CA	3,761	182		Computer Sciences Corp	4,752	287
Fulton Financial Corp	9,602	119		DST Systems Inc	29,779	2,710
Huntington Bancshares Inc/OH	27,097	246		Lexmark International Inc	3,048	119
KeyCorp	29,694	379		MICROS Systems Inc (a)	3,294	183
M&T Bank Corp	4,195	468		SanDisk Corp	38,180	2,656
Northern Trust Corp	6,762	407		Synopsys Inc (a)	4,863	194
Popular Inc (a)	5,084	134		Western Digital Corp	120,108	10,350
Regions Financial Corp	1,010,052	10,272				$23,867
Signature Bank/New York NY (a)	1,378	168
SunTrust Banks Inc	15,265	565		Consumer Products - 0.74%
SVB Financial Group (a)	23,060	2,588		Avery Dennison Corp	120,046	5,915
Synovus Financial Corp	89,483	300		Clorox Co/The	1,044	92
Zions Bancorporation	5,951	171				$6,007
		$57,033		Cosmetics & Personal Care - 0.00%

Beverages - 0.08%				Coty Inc	934	13
Beam Inc	4,546	379
Constellation Brands Inc (a)	411	31		Distribution & Wholesale - 0.07%
Molson Coors Brewing Co	3,935	207		Arrow Electronics Inc (a)	3,571	184
		$617		Genuine Parts Co	387	32
				Ingram Micro Inc (a)	7,367	184

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Distribution & Wholesale (continued)				Entertainment (continued)
WESCO International Inc (a)	2,133	$177		Gaming and Leisure Properties Inc	3,722	$129
		$577		International Game Technology	470,100	6,783
				Penn National Gaming Inc (a)	3,286	39
Diversified Financial Services - 5.27%				Regal Entertainment Group	2,898	56
Ameriprise Financial Inc	120,863	12,768				$7,061
Discover Financial Services	259,400	13,917
E*Trade Financial Corp (a)	9,535	191		Environmental Control - 0.04%
IntercontinentalExchange Group Inc	1,377	288		Republic Services Inc	8,677	278
Invesco Ltd	14,783	492		Waste Connections Inc	332	14
Legg Mason Inc	3,262	138				$292
NASDAQ OMX Group Inc/The	3,616	138
Raymond James Financial Inc	3,408	173		Food - 0.12%
Santander Consumer USA Holdings Inc (a)	234,894	6,020		Ingredion Inc	1,908	119
SLM Corp	380,055	8,650		JM Smucker Co/The	3,064	295
TD Ameritrade Holding Corp	7,743	242		Pinnacle Foods Inc	679	18
		$43,017		Safeway Inc	7,267	227
				Sprouts Farmers Market Inc (a)	295	11
Electric - 5.37%				Tyson Foods Inc	9,307	348
AES Corp/VA	21,993	309				$1,018
Alliant Energy Corp	3,929	204
Ameren Corp	6,857	259		Forest Products & Paper - 0.32%
Calpine Corp (a)	9,872	187		Domtar Corp	1,624	175
CMS Energy Corp	113,450	3,153		International Paper Co	46,656	2,227
Consolidated Edison Inc	8,246	449		MeadWestvaco Corp	4,984	180
DTE Energy Co	101,681	6,937				$2,582
Edison International	11,540	556		Gas - 3.21%
Entergy Corp	5,017	316		AGL Resources Inc	165,686	7,916
FirstEnergy Corp	11,819	372		Atmos Energy Corp	39,806	1,911
Great Plains Energy Inc	7,565	187		CenterPoint Energy Inc	193,220	4,521
Integrys Energy Group Inc	2,804	152		National Fuel Gas Co	2,614	197
MDU Resources Group Inc	6,709	215		NiSource Inc	135,090	4,643
Northeast Utilities	8,892	390		Sempra Energy	6,858	636
NRG Energy Inc	11,460	319		UGI Corp	4,047	176
OGE Energy Corp	5,561	189		Vectren Corp	169,800	6,201
Pepco Holdings Inc	6,856	133				$26,201
Pinnacle West Capital Corp	81,093	4,268
PPL Corp	22,375	684		Hand & Machine Tools - 1.10%
Public Service Enterprise Group Inc	330,700	11,026		Kennametal Inc	3,808	165
SCANA Corp	3,928	186		Regal-Beloit Corp	2,215	164
Westar Energy Inc	248,220	8,234		Snap-on Inc	1,635	164
Wisconsin Energy Corp	6,440	275		Stanley Black & Decker Inc	109,938	8,509
Xcel Energy Inc	165,153	4,774				$9,002
		$43,774		Healthcare - Products - 1.59%
Electrical Components & Equipment - 0.42%				Boston Scientific Corp (a)	38,131	516
Energizer Holdings Inc	35,342	3,340		CareFusion Corp (a)	7,192	293
Hubbell Inc	789	92		Cooper Cos Inc/The	605	75
		$3,432		DENTSPLY International Inc	3,379	156
				Hill-Rom Holdings Inc	2,940	107
Electronics - 0.21%				Hologic Inc (a)	5,252	112
Agilent Technologies Inc	9,997	581		Hospira Inc (a)	4,677	206
Allegion PLC	1,412	70		Life Technologies Corp (a)	1,966	149
Avnet Inc	4,513	185		Patterson Cos Inc	443	18
AVX Corp	2,283	29		QIAGEN NV (a)	6,614	146
FLIR Systems Inc	1,955	62		St Jude Medical Inc	172,775	10,493
Garmin Ltd	4,054	183		Techne Corp	953	87
Gentex Corp/MI	2,953	96		Teleflex Inc	1,157	108
Jabil Circuit Inc	9,805	176		Zimmer Holdings Inc	5,184	487
PerkinElmer Inc	3,232	141				$12,953
Tech Data Corp (a)	1,858	100
Vishay Intertechnology Inc	6,474	88		Healthcare - Services - 3.01%
		$1,711		Cigna Corp	267,498	23,088
				HCA Holdings Inc (a)	8,117	408
Engineering & Construction - 0.97%				Humana Inc	5,137	500
AECOM Technology Corp (a)	4,501	129		LifePoint Hospitals Inc (a)	2,333	124
Fluor Corp	2,066	157		Mednax Inc (a)	1,710	95
Jacobs Engineering Group Inc (a)	4,198	255		Quest Diagnostics Inc	4,445	233
KBR Inc	231,577	7,248		Universal Health Services Inc	1,460	120
URS Corp	2,487	125				$24,568
		$7,914
				Holding Companies - Diversified - 0.02%
Entertainment - 0.87%				Leucadia National Corp	7,206	197
Dolby Laboratories Inc (a)	1,311	54

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Builders - 0.07%				Leisure Products & Services - 1.38%
DR Horton Inc	7,829	$184		Royal Caribbean Cruises Ltd	227,716	$11,295
Lennar Corp	4,602	185
Toll Brothers Inc (a)	4,712	173
				Lodging - 1.16%
		$542		Choice Hotels International Inc	1,260	61
Home Furnishings - 0.30%				Hyatt Hotels Corp (a)	52,214	2,495
Harman International Industries Inc	20,247	2,094		Marriott International Inc/DE	1,239	61
Whirlpool Corp	2,434	325		MGM Resorts International (a)	147,027	3,582
		$2,419		Starwood Hotels & Resorts Worldwide Inc	43,798	3,272
						$9,471
Housewares - 0.02%
Newell Rubbermaid Inc	5,976	185		Machinery - Construction & Mining - 1.21%
				Joy Global Inc	184,862	9,759
Insurance - 7.54%				Terex Corp	3,569	146
Alleghany Corp (a)	471	175				$9,905
Allied World Assurance Co Holdings AG	26,939	2,772		Machinery - Diversified - 0.36%
American Financial Group Inc/OH	3,304	182		AGCO Corp	3,079	164
American National Insurance Co	351	37		Babcock & Wilcox Co/The	1,582	54
Aon PLC	2,354	189		IDEX Corp	255	18
Arch Capital Group Ltd (a)	4,146	223		Xylem Inc/NY	76,803	2,562
Aspen Insurance Holdings Ltd	3,263	127		Zebra Technologies Corp (a)	2,282	126
Assurant Inc	62,319	4,073				$2,924
Assured Guaranty Ltd	8,153	172
Axis Capital Holdings Ltd	164,405	7,402		Media - 0.45%
Brown & Brown Inc	3,092	97		Gannett Co Inc	100,994	2,781
Cincinnati Financial Corp	5,433	263		Graham Holdings Co	214	134
CNA Financial Corp	1,216	48		John Wiley & Sons Inc	2,238	121
				Liberty Media Corp (a)	2,705	356
Endurance Specialty Holdings Ltd	1,397	73		Nielsen Holdings NV	5,988	253
Everest Re Group Ltd	64,971	9,405		Starz (a)	603	17
Fidelity National Financial Inc	8,431	266
Genworth Financial Inc (a)	478,794	7,062				$3,662
Hanover Insurance Group Inc/The	1,449	81		Metal Fabrication & Hardware - 0.02%
Hartford Financial Services Group Inc	103,883	3,454		Timken Co	2,432	137
HCC Insurance Holdings Inc	3,337	143
Kemper Corp	2,197	81
Lincoln National Corp	222,635	10,693		Mining - 0.09%
Markel Corp (a)	387	209		Alcoa Inc	34,458	397
Old Republic International Corp	8,391	131		Newmont Mining Corp	13,810	298
PartnerRe Ltd	1,757	173		Tahoe Resources Inc (a)	3,647	65
ProAssurance Corp	2,988	139				$760
Protective Life Corp	3,862	189		Miscellaneous Manufacturing - 4.42%
Reinsurance Group of America Inc	2,410	180		AO Smith Corp	2,178	103
RenaissanceRe Holdings Ltd	1,480	134		Aptargroup Inc	908	58
StanCorp Financial Group Inc	68,728	4,416		Carlisle Cos Inc	1,909	142
Torchmark Corp	3,075	231		Crane Co	95,570	6,036
Unum Group	8,875	286		Donaldson Co Inc	520	21
Validus Holdings Ltd	49,231	1,768		Dover Corp	1,432	124
Willis Group Holdings PLC	144,100	6,205		Eaton Corp PLC	131,700	9,626
WR Berkley Corp	3,606	140		Ingersoll-Rand PLC	2,724	160
XL Group PLC	9,705	279		Leggett & Platt Inc	4,039	121
		$61,498		Parker Hannifin Corp	4,790	543
Internet - 0.47%				Pentair Ltd	127,652	9,489
AOL Inc (a)	3,812	176		SPX Corp	92,212	9,182
CDW Corp/DE	830	19		Textron Inc	7,852	279
Liberty Interactive Corp (a)	15,940	426		Trinity Industries Inc	2,551	148
Symantec Corp	148,361	3,176				$36,032
		$3,797		Office & Business Equipment - 0.07%
Investment Companies - 0.02%				Pitney Bowes Inc	5,611	141
Ares Capital Corp	8,354	148		Xerox Corp	41,578	451
						$592

Iron & Steel - 0.14%				Oil & Gas - 6.68%
Cliffs Natural Resources Inc	7,533	145		Atwood Oceanics Inc (a)	2,295	109
Nucor Corp	10,238	495		Chesapeake Energy Corp	18,431	496
Reliance Steel & Aluminum Co	2,472	173		Cimarex Energy Co	98,549	9,655
Steel Dynamics Inc	10,658	176		Denbury Resources Inc	108,181	1,739
United States Steel Corp	6,977	182		Diamond Offshore Drilling Inc	3,329	162
		$1,171		Energen Corp	2,260	160
				EQT Corp	604	56
				Helmerich & Payne Inc	137,417	12,098

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)				REITS (continued)
HollyFrontier Corp	88,261	$4,086		Extra Space Storage Inc	236,146	$10,783
Laredo Petroleum Inc (a)	232	6		Federal Realty Investment Trust	32,201	3,510
Murphy Oil Corp	174,574	9,883		General Growth Properties Inc	203,918	4,107
Murphy USA Inc (a)	113,009	4,378		HCP Inc	14,604	572
Nabors Industries Ltd	9,222	157		Health Care REIT Inc	9,304	539
Noble Energy Inc	9,958	621		Healthcare Trust of America Inc	5,068	54
Patterson-UTI Energy Inc	7,229	186		Home Properties Inc	2,798	156
PBF Energy Inc	1,160	30		Hospitality Properties Trust	4,894	126
Pioneer Natural Resources Co	1,149	195		Host Hotels & Resorts Inc	24,351	448
QEP Resources Inc	5,050	156		Kilroy Realty Corp	2,663	141
Rowan Cos PLC (a)	3,887	122		Kimco Realty Corp	13,368	279
Seadrill Ltd	149,300	5,331		Liberty Property Trust	4,235	154
Tesoro Corp	36,751	1,893		Macerich Co/The	4,436	251
Unit Corp (a)	2,375	119		MFA Financial Inc	17,373	127
Whiting Petroleum Corp (a)	46,993	2,743		Mid-America Apartment Communities Inc	2,398	155
WPX Energy Inc (a)	5,657	108		National Retail Properties Inc	3,345	111
		$54,489		Piedmont Office Realty Trust Inc	8,253	137
Oil & Gas Services - 0.07%				Post Properties Inc	2,687	126
Cameron International Corp (a)	2,947	177		Prologis Inc	14,081	546
Frank's International NV	926	22		Realty Income Corp	68,339	2,787
MRC Global Inc (a)	2,156	60		Regency Centers Corp	2,573	124
Oil States International Inc (a)	1,720	161		Retail Properties of America Inc	218,276	2,879
				Senior Housing Properties Trust	5,693	128
RPC Inc	598	10		SL Green Realty Corp	2,995	281
Superior Energy Services Inc	4,994	118		Spirit Realty Capital Inc	592,700	6,283
		$548		Starwood Property Trust Inc	6,379	193
Packaging & Containers - 0.07%				UDR Inc	7,086	172
Bemis Co Inc	2,791	107		Ventas Inc	5,263	328
Crown Holdings Inc (a)	962	40		Vornado Realty Trust	4,926	452
Greif Inc	1,165	59		Weingarten Realty Investors	5,996	174
Owens-Illinois Inc (a)	3,335	107				$46,612
Rock-Tenn Co	974	99		Retail - 2.71%
Sonoco Products Co	3,261	135		Ascena Retail Group Inc (a)	5,284	99
		$547		Best Buy Co Inc	6,620	156
Pharmaceuticals - 5.36%				Big Lots Inc (a)	1,946	52
Cardinal Health Inc	346,747	23,585		Chico's FAS Inc	501	8
Forest Laboratories Inc (a)	7,507	498		CST Brands Inc	2,970	95
Omnicare Inc	314,333	19,634		Dillard's Inc	402	35
		$43,717		DSW Inc	312	12
				Foot Locker Inc	4,335	167
Private Equity - 0.01%				GameStop Corp	29,897	1,048
American Capital Ltd (a)	7,983	125		Guess? Inc	2,870	80
				Kohl's Corp	7,341	372
Real Estate - 0.30%				L Brands Inc	132,300	6,927
Forest City Enterprises Inc (a)	7,637	139		Macy's Inc	2,856	152
Howard Hughes Corp/The (a)	1,089	136		Rite Aid Corp (a)	709,100	3,936
Jones Lang LaSalle Inc	1,442	165		Signet Jewelers Ltd	2,443	194
WP Carey Inc	33,459	1,976		Staples Inc	21,780	287
		$2,416		Wendy's Co/The	925,200	8,392
				World Fuel Services Corp	2,900	124
REITS - 5.71%						$22,136
Alexandria Real Estate Equities Inc	2,019	142
American Capital Agency Corp	11,204	235		Savings & Loans - 2.53%
Annaly Capital Management Inc	26,774	288		First Niagara Financial Group Inc	552,908	4,777
Apartment Investment & Management Co	3,182	89		Hudson City Bancorp Inc	14,575	132
AvalonBay Communities Inc	3,657	452		New York Community Bancorp Inc	540,643	8,753
BioMed Realty Trust Inc	9,167	179		People's United Financial Inc	481,594	6,843
				TFS Financial Corp (a)	3,789	44
Boston Properties Inc	4,490	485
Brandywine Realty Trust	7,709	110		Washington Federal Inc	5,129	112
BRE Properties Inc	2,519	149				$20,661
Camden Property Trust	2,398	148		Semiconductors - 1.62%
CBL & Associates Properties Inc	5,312	90		Altera Corp	5,927	198
Chimera Investment Corp	50,588	158		Analog Devices Inc	5,973	288
CommonWealth REIT	5,820	143		Applied Materials Inc	11,510	194
Corporate Office Properties Trust	3,000	74		Fairchild Semiconductor International Inc (a)	6,009	77
DDR Corp	9,540	149		First Solar Inc (a)	40,236	2,035
Douglas Emmett Inc	83,853	2,132		KLA-Tencor Corp	5,659	348
Duke Realty Corp	10,353	163		Lam Research Corp (a)	3,510	178
Equity Lifestyle Properties Inc	1,044	41		LSI Corp	13,627	150
Essex Property Trust Inc	33,226	5,262		Marvell Technology Group Ltd	141,251	2,108

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Semiconductors (continued)				(continued)	Amount (000's)	Value(000	's)
Microchip Technology Inc	144,600	$6,487		Banks (continued)
Micron Technology Inc (a)	29,015	668		Investment in Joint Trading Account; Deutsche $ 15,726		$15,726
NVIDIA Corp	19,717	310		Bank Repurchase Agreement; 0.02% dated
Rovi Corp (a)	4,415	94		01/31/2014 maturing 02/03/2014
Skyworks Solutions Inc (a)	1,491	45		(collateralized by US Government
		$13,180		Securities; $16,040,060; 0.00% - 7.13%;
				dated 02/25/14 - 05/04/37)
Software - 3.17%				Investment in Joint Trading Account; Merrill	7,482	7,481
Activision Blizzard Inc	563,461	9,652		Lynch Repurchase Agreement; 0.02%
Autodesk Inc (a)	2,276	117
				dated 01/31/2014 maturing 02/03/2014
CA Inc	484,124	15,530		(collateralized by US Government
Dun & Bradstreet Corp/The	135	15		Securities; $7,631,219; 0.00% - 5.50%;
Electronic Arts Inc (a)	3,398	90
				dated 02/25/14 - 07/05/22)
Fidelity National Information Services Inc	8,353	423				$43,587
Paychex Inc	1,479	62
Veeva Systems Inc (a)	255	8		TOTAL REPURCHASE AGREEMENTS		$43,587
		$25,897		Total Investments		$816,311
				Liabilities in Excess of Other Assets, Net - (0.07)%		$(558)
Telecommunications - 0.20%				TOTAL NET ASSETS - 100.00%		$815,753
Amdocs Ltd	5,092	220
CommScope Holding Co Inc (a)	858	16
EchoStar Corp (a)	1,962	92		(a) Non-Income Producing Security
Frontier Communications Corp	30,579	144
Harris Corp	3,088	214
Intelsat SA (a)	956	19
Juniper Networks Inc (a)	11,660	310		Portfolio Summary (unaudited)
Level 3 Communications Inc (a)	5,312	171		Sector		Percent
Polycom Inc (a)	8,495	101		Financial		33.71%
Telephone & Data Systems Inc	4,559	123		Consumer, Non-cyclical		15.52%
T-Mobile US Inc (a)	5,975	183		Consumer, Cyclical		11.76%
				Industrial		11.76%
US Cellular Corp	589	26		Utilities		8.61%
Windstream Holdings Inc	1,484	11		Technology		7.78%
		$1,630		Energy		6.79%
Textiles - 0.40%				Basic Materials		2.98%
Mohawk Industries Inc (a)	22,864	3,251		Communications		1.14%
				Diversified		0.02%
				Liabilities in Excess of Other Assets, Net		(0.07)%
Toys, Games & Hobbies - 0.00%				TOTAL NET ASSETS		100.00%
Hasbro Inc	777	38

Transportation - 0.52%
Con-way Inc	1,715	66
Golar LNG Ltd	111,900	3,974
Kirby Corp (a)	1,123	112
Tidewater Inc	2,380	123
		$4,275

Trucking & Leasing - 0.02%
AMERCO	163	36
GATX Corp	2,264	131
		$167

Water - 0.03%
American Water Works Co Inc	4,986	212

TOTAL COMMON STOCKS		$772,724
	Maturity
REPURCHASE AGREEMENTS - 5.34%	Amount (000's)	Value(000	's)

Banks - 5.34%
Investment in Joint Trading Account; Barclays $ 5,504		$5,503
Bank PLC Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $5,614,021; 0.25% - 1.50%;
dated 03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	14,877	14,877
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $15,173,895; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2014	Long	332	$43,443	$43,502	$59
Total					$59
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 5.64%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 5.64%				BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds TempFund	9,620,000	$9,620		Insurance - 1.48%
Portfolio				New York Life Global
DWS Money Market Series	25,350,000	25,350		0.23%, 07/25/2014(a),(d)	$16,000	$16,000
STIT - Liquid Assets Portfolio	26,100,000	26,100

		$61,070		Other Asset Backed Securities - 1.83%
TOTAL INVESTMENT COMPANIES		$61,070		CIT Equipment Collateral 2013-VT1
	Principal			0.30%, 11/20/2014(b)	3,852	3,852
BONDS- 11.62%	Amount (000's)	Value(000	's)	GE Equipment Midticket LLC Series 2013-1
Automobile Asset Backed Securities - 3.63%				0.23%, 09/22/2014(a)	3,355	3,354
AmeriCredit Automobile Receivables Trust				GE Equipment Small Ticket LLC Series 2013-
2013-5				1
0.25%, 12/05/2014(a)	$4,282	$4,282		0.23%, 08/25/2014(a),(b)	2,786	2,786
ARI Fleet Lease Trust 2013-A				GE Equipment Transportation LLC Series
0.26%, 04/15/2014(a),(b)	482	482		2013-2
BMW Vehicle Owner Trust 2013-A				0.26%, 10/24/2014(a)	4,220	4,220
0.23%, 10/27/2014(a)	2,342	2,342		John Deere Owner Trust 2013-B
CarMax Auto Owner Trust 2013-3				0.25%, 09/26/2014(a)	3,739	3,739
0.23%, 08/15/2014(a)	1,193	1,194		MMAF Equipment Finance LLC 2013-A
Chrysler Capital Auto Receivables Trust 2013-				0.28%, 09/05/2014(a),(b)	1,811	1,811
A						$19,762
0.29%, 11/17/2014(a),(b)	3,112	3,112		TOTAL BONDS		$125,832
Enterprise Fleet Financing LLC					Principal
0.29%, 08/20/2014(a),(b)	2,099	2,099		MUNICIPAL BONDS - 5.99%	Amount (000's)	Value(000	's)
Ford Credit Auto Lease Trust 2013-B
0.26%, 11/15/2014(b)	2,818	2,818		California - 0.46%
Ford Credit Auto Owner Trust 2013-D				California Statewide Communities
0.24%, 12/15/2014 (b)	2,140	2,141		Development Authority (credit support from
				Fannie Mae)
Hyundai Auto Receivables Trust				0.11%, 02/07/2014(e)	$100	$100
0.20%, 02/17/2015(a),(c)	6,600	6,600
M&T Bank Auto Receivables Trust 2013-1				Kern Water Bank Authority (credit support
0.25%, 09/15/2014(a),(b)	2,448	2,448		from Wells Fargo)
				0.16%, 02/07/2014(e)	4,900	4,900
Mercedes-Benz Auto Receivables Trust 2013-
1						$5,000
0.22%, 08/15/2014(a)	734	735		Colorado - 1.42%
Nissan Auto Receivables 2013-B Owner				City of Colorado Springs CO Utilities System
Trust				Revenue (credit support from Bank of
0.21%, 08/15/2014(a)	569	569		America)
Porsche Innovative Lease Owner Trust 2013-				0.16%, 02/07/2014(e)	6,100	6,100
1				Colorado Housing & Finance
0.23%, 11/24/2014(a),(b)	3,799	3,799		Authority (credit support from Federal Home
Santander Drive Auto Receivables Trust 2013-				Loan Bank)
5				0.08%, 02/07/2014(a),(e)	8,025	8,025
0.26%, 11/17/2014	3,171	3,171		County of Kit Carson CO (credit support from
Volkswagen Auto Lease Trust 2013-A				Wells Fargo)
0.23%, 08/15/2014(a)	484	484		0.07%, 02/07/2014(e)	1,335	1,335
World Omni Auto Receivables Trust 2013-B						$15,460
0.24%, 11/17/2014(a)	3,064	3,064
		$39,340		Georgia - 0.14%
				Savannah College of Art & Design Inc (credit
Banks- 1.40%				support from Bank of America)
JP Morgan Chase Bank NA				0.15%, 02/07/2014(e)	1,500	1,500
0.42%, 12/21/2014(a)	8,000	8,000
Wells Fargo Bank NA
0.35%, 02/20/2015(a)	7,200	7,200		Illinois - 1.25%
		$15,200		Memorial Health System/IL (credit support
				from JP Morgan Chase & Co)
Diversified Financial Services - 2.36%				0.07%, 02/07/2014(e)	13,535	13,535
Corporate Finance Managers Inc
0.16%, 02/07/2014	10,550	10,550
MetLife Inc				Indiana - 0.29%
0.34%, 08/15/2014(a),(d)	15,000	15,000		Ball State University Foundation Inc (credit
				support from US Bank)
		$25,550		0.08%, 02/03/2014(e)	3,150	3,150
Healthcare - Services - 0.92%
Portland Clinic LLP/The				Iowa- 0.27%
0.12%, 02/07/2014	9,980	9,980		Iowa Finance Authority (credit support from
				GNMA/FNMA/FHLMC)
				0.09%, 02/07/2014(a),(e)	2,900	2,900

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2014 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

Maryland - 0.43%				Banks (continued)
City of Baltimore MD (credit support from				DBS Bank Ltd
State Street Bank & Trust)				0.23%, 02/12/2014(b),(f)	$4,000	$4,000
0.09%, 02/07/2014(e)	$4,600	$4,600		0.23%, 02/14/2014(b),(f)	8,000	7,999
				DNB Bank ASA
				0.17%, 04/01/2014(b),(f)	6,000	5,998
Minnesota - 0.18%				HSBC USA Inc
City of St Paul MN (credit support from US				0.23%, 02/10/2014	9,000	8,999
Bank)
0.16%, 02/07/2014(e)	2,000	2,000		Manhattan Asset Funding Co LLC
				0.13%, 02/03/2014(b)	7,700	7,700
				0.16%, 03/14/2014(b)	8,000	7,999
New Mexico - 0.31%				0.18%, 02/20/2014(b)	7,500	7,499
City of Las Cruces NM (credit support from				Mizuho Funding LLC (credit support from
Wells Fargo)				Mizuho Corp Bank Ltd)
0.16%, 02/07/2014(e)	3,300	3,300		0.20%, 02/27/2014(b),(e)	8,000	7,999
				0.21%, 02/24/2014(b),(e)	8,000	7,999
				Nordea Bank AB
New York - 0.49%				0.18%, 04/01/2014(b),(f)	4,000	3,999
Housing Development Corp/NY (credit				0.19%, 04/09/2014(b),(f)	6,600	6,598
support from Landesbank Hessen Thueringen)				0.19%, 04/28/2014(b),(f)	8,000	7,996
0.10%, 02/07/2014(e)	5,300	5,300
				Oversea-Chinese Banking Corp Ltd
				0.18%, 03/18/2014(f)	7,000	6,998
Oklahoma - 0.37%				0.19%, 02/19/2014(f)	3,200	3,200
Oklahoma University Hospital (credit support				0.20%, 03/18/2014(f)	6,000	5,998
from Bank of America)				0.21%, 04/10/2014(f)	8,000	7,997
0.15%, 02/07/2014(e)	4,000	4,000		Skandinaviska Enskilda Banken AB
				0.12%, 02/05/2014(b),(f)	6,500	6,500
				0.20%, 04/01/2014(b),(f)	5,000	4,998
Rhode Island - 0.34%				Standard Chartered Bank/New York
Rhode Island Student Loan Authority (credit				0.16%, 04/11/2014(b)	3,500	3,499
support from State Street Bank & Trust)				0.17%, 03/10/2014(b)	8,000	7,999
0.10%, 02/07/2014(e)	3,700	3,700
				Sumitomo Mitsui Banking Corp
				0.20%, 03/04/2014(b),(f)	6,000	5,999
Washington - 0.04%				0.20%, 03/05/2014(b),(f)	8,000	7,999
Washington State Housing Finance				0.21%, 02/04/2014(b),(f)	7,900	7,900
Commission (credit support from Fannie Mae)				0.21%, 04/21/2014(b),(f)	5,000	4,998
0.11%, 02/07/2014(e)	425	425		UBS Finance Delaware LLC (credit support
0.12%, 02/07/2014(e)	20	20		from UBS AG)
		$445		0.20%, 05/19/2014(e)	7,800	7,795
TOTAL MUNICIPAL BONDS		$64,890		Union Bank NA
	Principal			0.18%, 03/07/2014	8,000	7,999
COMMERCIAL PAPER - 70.02%	Amount (000's)	Value(000	's)	0.18%, 03/12/2014	6,600	6,599
				0.18%, 03/19/2014	7,000	6,998
Agriculture - 0.65%				0.20%, 04/23/2014	6,000	5,997
Philip Morris International Inc				Westpac Banking Corp
0.13%, 03/20/2014(b)	$7,000	$6,999		0.14%, 03/26/2014(b),(f)	6,800	6,799
						$264,239

Automobile Manufacturers - 2.19%				Beverages - 1.45%
BMW US Capital LLC (credit support from				Anheuser-Busch InBev Worldwide Inc (credit
BMW AG)				support from Anheuser-Busch InBev SA/NV
0.04%, 02/03/2014(b),(e)	16,000	16,000
				Anheuser-Busch Companies, Inc., BrandBrew
Toyota Motor Credit Corp				S.A., Cobrew NV/SA)
0.22%, 05/20/2014	7,700	7,695		0.19%, 02/26/2014(b),(e)	7,700	7,699
		$23,695		0.19%, 03/25/2014(b),(e)	8,000	7,998
Banks- 24.40%						$15,697
Bank of Nova Scotia/New York				Diversified Financial Services - 27.97%
0.18%, 04/02/2014	8,200	8,198		Alpine Securitization Corp
Bank of Tokyo-Mitsubishi UFJ Ltd/New York				0.17%, 03/26/2014(b)	8,000	7,998
NY				0.18%, 04/22/2014(b)	8,000	7,997
0.09%, 02/07/2014	6,000	6,000		AXA Financial Inc (credit support from AXA
0.11%, 02/03/2014	7,000	7,000		SA)
0.19%, 04/17/2014	8,000	7,997		0.15%, 02/27/2014(b),(e)	4,800	4,799
0.20%, 03/26/2014	6,000	5,998		BNP Paribas Finance Inc (credit support from
Barclays Bank PLC				BNP Paribas)
0.20%, 04/09/2014(f)	8,000	7,997		0.20%, 02/03/2014(e)	7,500	7,500
Credit Suisse/New York NY				0.21%, 02/05/2014(e)	8,000	8,000
0.19%, 05/05/2014	6,000	5,997		Collateralized Commercial Paper II Co LLC
0.21%, 04/03/2014	7,000	6,998		0.15%, 02/12/2014(b)	4,500	4,500
0.21%, 04/04/2014	7,000	6,997		0.24%, 03/03/2014(b)	3,500	3,499

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2014 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)

Diversified Financial Services (continued)				Electric (continued)
Collateralized Commercial Paper II Co LLC				Southern Co Funding Corp
(continued)				0.12%, 02/03/2014(b)	$8,200	$8,200
0.24%, 03/06/2014(b)	$9,000	$8,998		0.15%, 02/20/2014(b)	2,500	2,500
0.27%, 03/11/2014(b)	8,000	7,998		0.16%, 02/21/2014(b)	4,000	4,000
CRC Funding LLC						$55,693
0.16%, 02/07/2014(b)	6,000	6,000
0.18%, 03/05/2014(b)	7,000	6,999		Insurance - 0.95%
Dealer Capital Access Trust Inc				Prudential Funding LLC (credit support from
0.21%, 02/18/2014	6,000	5,999		Prudential Financial Inc)
				0.04%, 02/06/2014(e)	7,000	7,000
0.22%, 02/14/2014	8,000	7,999		Prudential PLC
0.25%, 02/04/2014	8,000	8,000		0.16%, 02/11/2014(b)	3,285	3,285
0.30%, 02/20/2014	5,000	4,999
Fairway Finance LLC						$10,285
0.15%, 02/12/2014(b)	6,000	6,000		Pharmaceuticals - 0.69%
0.17%, 04/25/2014(b)	6,800	6,797		Sanofi
0.19%, 02/03/2014(b)	6,000	6,000		0.11%, 03/31/2014(b)	7,500	7,498
FCAR Owner Trust
0.19%, 02/04/2014	7,800	7,800
Gemini Securitization Corp LLC				Retail - 2.12%
0.20%, 03/10/2014(b)	8,000	7,998		Army & Air Force Exchange Service/The
0.21%, 03/17/2014(b)	8,500	8,498		0.04%, 02/03/2014(b)	17,000	17,000
General Electric Capital Corp				Target Corp
0.17%, 07/08/2014	8,000	7,994		0.04%, 02/03/2014	6,000	6,000
Gotham Funding Corp						$23,000
0.14%, 02/14/2014(b)	7,200	7,200
0.16%, 02/11/2014(b)	8,000	8,000		Supranational Bank - 2.12%
				Corp Andina de Fomento
0.16%, 03/03/2014(b)	8,100	8,099		0.16%, 02/26/2014(b)	10,000	9,999
ING US Funding LLC (credit support from				0.18%, 03/20/2014(b)	8,000	7,998
ING Bank)				0.19%, 03/18/2014(b)	5,000	4,999
0.17%, 02/07/2014(e)	8,000	8,000
0.19%, 02/18/2014(e)	8,000	7,999				$22,996
Jupiter Securitization Co LLC				Telecommunications - 2.34%
0.22%, 07/14/2014(b)	7,500	7,493		Telstra Corp Ltd
Liberty Street Funding LLC				0.17%, 04/28/2014(b)	5,500	5,498
0.13%, 02/25/2014(b)	7,900	7,899		0.17%, 05/02/2014(b)	6,300	6,297
0.17%, 02/11/2014(b)	2,800	2,800		0.17%, 05/05/2014(b)	6,500	6,497
0.17%, 03/24/2014(b)	8,000	7,998		0.17%, 05/09/2014(b)	7,000	6,997
0.17%, 04/14/2014(b)	7,000	6,998				$25,289
National Rural Utilities Cooperative Finance				TOTAL COMMERCIAL PAPER		$758,404
Corp					Principal
0.08%, 02/10/2014	7,300	7,300		CERTIFICATE OF DEPOSIT - 2.36%	Amount (000's)	Value(000	's)
0.10%, 03/21/2014	6,000	5,999
Nieuw Amsterdam Receivables Corp				Banks- 2.36%
0.14%, 03/13/2014(b)	7,700	7,699		Bank of America NA
0.15%, 02/13/2014(b)	8,000	8,000		0.19%, 03/14/2014	7,800	7,800
0.15%, 04/04/2014(b)	5,000	4,999		0.21%, 05/16/2014	7,000	7,000
0.16%, 04/02/2014(b)	5,500	5,499		Bank of Nova Scotia/Houston
				0.35%, 02/11/2015(a),(f)	5,800	5,800
Rabobank USA Financial Corp (credit support
from Rabobank Nederland)				Citibank NA
0.20%, 03/07/2014(e)	3,520	3,519		0.17%, 02/19/2014	5,000	5,000
Regency Markets No. 1 LLC						$25,600
0.14%, 02/25/2014(b)	7,800	7,799		TOTAL CERTIFICATE OF DEPOSIT		$25,600
Sheffield Receivables Corp					Maturity
0.16%, 02/19/2014(b)	6,500	6,499		REPURCHASE AGREEMENTS - 4.83%	Amount (000's)	Value(000	's)
0.18%, 04/09/2014(b)	7,500	7,497
0.20%, 05/13/2014(b)	8,498	8,493		Banks- 4.83%
Thunder Bay Funding LLC				Deutsche Bank Repurchase Agreement; 0.02% $	52,360	$52,360
0.15%, 03/27/2014 (b)	4,853	4,852		dated 01/31/2014 maturing 02/03/2014
				(collateralized by US Government
		$303,013		Securities; $53,407,200; 0.00% - 5.00%;
Electric - 5.14%				dated 02/27/14 - 12/11/25)
GDF Suez
0.17%, 04/15/2014(b)	7,000	6,997		TOTAL REPURCHASE AGREEMENTS		$52,360
0.20%, 02/06/2014(b)	8,000	8,000		Total Investments		$1,088,156
0.20%, 03/17/2014(b)	6,000	5,998		Liabilities in Excess of Other Assets, Net - (0.46)%		$(4,973)
0.21%, 02/28/2014(b)	5,000	4,999		TOTAL NET ASSETS - 100.00%		$1,083,183
Oglethorpe Power Corp
0.15%, 02/26/2014(b)	7,000	6,999
0.16%, 02/05/2014(b)	8,000	8,000		(a) Variable Rate. Rate shown is in effect at January 31, 2014.

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2014 (unaudited)

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $540,187 or 49.87% of net assets.
(c)	Security purchased on a when-issued basis.
(d)	Security is Illiquid
(e)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(f)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	65.75%
Insured	5.99%
Exchange Traded Funds	5.64%
Asset Backed Securities	5.46%
Utilities	5.14%
Consumer, Cyclical	4.31%
Consumer, Non-cyclical	3.71%
Communications	2.34%
Government	2.12%
Liabilities in Excess of Other Assets, Net	(0.46)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 95.78%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 1.23%				Banks (continued)
BAE Systems PLC	155,856	$1,100		Credit Agricole SA	476,064	$6,388
Embraer SA ADR	476,700	14,630		Credit Suisse Group AG (a)	623,437	18,785
Rolls-Royce Holdings PLC (a)	595,808	11,604		Danske Bank A/S (a)	763,895	17,277
Thales SA	2,911	189		DBS Group Holdings Ltd	79,989	1,033
		$27,523		Deutsche Bank AG	21,063	1,014
				DNB ASA	1,303,503	22,136
Agriculture - 3.52%				Erste Group Bank AG	525,100	19,052
British American Tobacco PLC	570,938	27,244		Fukuoka Financial Group Inc	52,000	217
Imperial Tobacco Group PLC	683,268	24,934		Gunma Bank Ltd/The	24,000	127
Japan Tobacco Inc	52,400	1,617		Hachijuni Bank Ltd/The	28,000	155
KT&G Corp	245,027	17,210		Hang Seng Bank Ltd	37,700	592
Philip Morris International Inc	98,600	7,705		Hiroshima Bank Ltd/The	33,000	133
		$78,710		HSBC Holdings PLC	2,320,166	24,035
Airlines - 1.14%				HSBC Holdings PLC	900,653	9,242
ANA Holdings Inc	76,000	161		Intesa Sanpaolo SpA	312,992	844
International Consolidated Airlines Group SA	2,995,349	20,504		Iyo Bank Ltd/The	17,000	159
(a)				Joyo Bank Ltd/The	43,000	203
Japan Airlines Co Ltd	2,500	125		KBC Groep NV	208,124	12,276
Ryanair Holdings PLC ADR(a)	101,900	4,815		Lloyds Banking Group PLC (a)	16,312,922	22,247
		$25,605		Mitsubishi UFJ Financial Group Inc	584,400	3,513
				Mizuho Financial Group Inc	1,042,600	2,210
Apparel - 0.46%				National Australia Bank Ltd	110,381	3,209
Yue Yuen Industrial Holdings Ltd	3,333,900	10,286		Natixis	38,523	226
				Nishi-Nippon City Bank Ltd/The	44,000	111
Automobile Manufacturers - 4.15%				Nordea Bank AB	145,891	1,947
Bayerische Motoren Werke AG	8,048	874		Oversea-Chinese Banking Corp Ltd	59,000	429
Daihatsu Motor Co Ltd	12,000	187		Pohjola Bank PLC	5,758	113
Daimler AG	635,661	53,094		Resona Holdings Inc	118,900	627
Fiat SpA (a)	27,981	278		Shizuoka Bank Ltd/The	36,000	358
Honda Motor Co Ltd	36,900	1,383		Skandinaviska Enskilda Banken AB	922,160	11,881
Isuzu Motors Ltd	27,000	160		Societe Generale SA	12,084	683
Nissan Motor Co Ltd	74,200	637		Standard Chartered PLC	100,140	2,035
Peugeot SA (a)	412,254	6,326		Sumitomo Mitsui Financial Group Inc	337,600	15,639
Renault SA	4,302	374		Sumitomo Mitsui Trust Holdings Inc	145,070	688
Suzuki Motor Corp	16,800	436		Svenska Handelsbanken AB	23,748	1,127
Tata Motors Ltd ADR	282,700	7,873		Swedbank AB	42,423	1,107
				UBS AG (a)	1,629,065	32,311
Toyota Motor Corp	363,300	20,788
Volkswagen AG	1,905	461		United Overseas Bank Ltd	1,066,272	16,673
		$92,871		Westpac Banking Corp	144,191	3,886
				Yamaguchi Financial Group Inc	14,000	127
Automobile Parts & Equipment - 0.65%						$363,837
Aisin Seiki Co Ltd	8,300	306
Cie Generale des Etablissements Michelin	9,034	950		Beverages - 0.05%
Denso Corp	22,300	1,147		Asahi Group Holdings Ltd	8,700	237
Hankook Tire Co Ltd (a)	196,130	11,227		Coca-Cola Amatil Ltd	12,815	131
Koito Manufacturing Co Ltd	2,000	41		Coca-Cola West Co Ltd	3,900	76
NHK Spring Co Ltd	3,600	37		Kirin Holdings Co Ltd	41,000	558
NOK Corp	4,000	64				$1,002
Stanley Electric Co Ltd	6,000	136		Building Materials - 0.96%
Toyoda Gosei Co Ltd	4,300	90		Asahi Glass Co Ltd	67,000	379
Toyota Industries Corp	10,900	498		Cie de St-Gobain	19,192	1,006
Yokohama Rubber Co Ltd/The	9,000	80		CRH PLC	726,150	18,688
		$14,576		CRH PLC	29,764	765
Banks - 16.27%				HeidelbergCement AG	7,098	527
Australia & New Zealand Banking Group Ltd	129,298	3,406		Imerys SA	2,262	184
Banco Bilbao Vizcaya Argentaria SA	667,475	7,963				$21,549
Banco Santander SA	2,652,537	22,821		Chemicals - 5.17%
Bank of East Asia Ltd	83,414	317		Air Water Inc	10,000	147
Bank of Kyoto Ltd/The	21,000	167		Akzo Nobel NV	530,404	38,148
Bank of Queensland Ltd	7,156	71		Asahi Kasei Corp	55,000	416
Bank of Yokohama Ltd/The	76,000	382		BASF SE	46,366	4,957
Barclays PLC	9,421,222	42,059		Clariant AG (a)	253,382	4,774
Bendigo and Adelaide Bank Ltd	26,341	267		Daicel Corp	19,000	152
BNP Paribas SA	341,618	26,375		Dongyue Group Ltd	9,296,900	3,296
BOC Hong Kong Holdings Ltd	153,300	466		Givaudan SA (a)	9,891	14,626
CaixaBank SA	77,886	477		Incitec Pivot Ltd	105,152	263
Chiba Bank Ltd/The	48,000	304		Israel Chemicals Ltd	28,477	233
Chugoku Bank Ltd/The	10,200	125		K+S AG	11,557	346
Commerzbank AG (a)	39,506	669		Kaneka Corp	18,000	111
Commonwealth Bank of Australia	48,565	3,153		Koninklijke DSM NV	6,293	417

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Chemicals (continued)				Electrical Components & Equipment (continued)
Kuraray Co Ltd	23,100	$259		Legrand SA	393,235	$20,844
Linde AG	55,233	10,437		Mabuchi Motor Co Ltd	291,800	16,753
Lonza Group AG (a)	147,800	14,825		Schneider Electric SA	381	31
Mitsubishi Chemical Holdings Corp	43,500	185				$54,378
Mitsui Chemicals Inc	26,000	62
Shin-Etsu Chemical Co Ltd	379,500	21,011		Electronics - 0.25%
Showa Denko KK	98,000	133		Hoya Corp	21,100	583
Sumitomo Chemical Co Ltd	48,000	194		Ibiden Co Ltd	7,300	134
Teijin Ltd	39,000	88		Kyocera Corp	15,000	671
Ube Industries Ltd/Japan	68,000	140		NEC Corp	158,000	457
Yara International ASA	11,926	493		Nippon Electric Glass Co Ltd	25,000	112
		$115,713		Rexel SA	13,572	348
				Toshiba Corp	164,000	682
Commercial Services - 0.07%				Yokogawa Electric Corp	162,000	2,509
Atlantia SpA	24,335	554				$5,496
Dai Nippon Printing Co Ltd	37,000	365		Engineering & Construction - 3.28%
Randstad Holding NV	3,965	251		ABB Ltd ADR (a)	222,800	5,534
Securitas AB	20,345	211		ABB Ltd (a)	1,001,162	24,902
Toppan Printing Co Ltd	37,000	270
		$1,651		ACS Actividades de Construccion y Servicios	9,740	342
				SA
Computers - 0.03%				ACS Actividades de Construccion y Servicios	9,740	6
Cap Gemini SA	4,579	311		SA - Rights (a)
NTT Data Corp	8,100	286		Auckland International Airport Ltd	67,654	199
		$597		Balfour Beatty PLC	1,819,721	8,709
				Bouygues SA	12,674	484
Distribution & Wholesale - 2.44%				Cheung Kong Infrastructure Holdings Ltd	40,000	235
ITOCHU Corp	1,512,700	18,481		Ferrovial SA	26,045	500
Jardine Cycle & Carriage Ltd	635,100	17,345		JGC Corp	290,000	10,937
Marubeni Corp	76,000	530		Kinden Corp	9,000	88
Mitsubishi Corp	68,500	1,259		Leighton Holdings Ltd	10,780	155
Mitsui & Co Ltd	86,800	1,162		Sembcorp Industries Ltd	1,683,000	6,910
Sojitz Corp	83,900	144		Shimizu Corp	19,000	102
Sumitomo Corp	1,220,800	15,212		Skanska AB	25,492	502
Toyota Tsusho Corp	14,200	333		Sydney Airport	19,000	66
		$54,466		Tecnicas Reunidas SA	233,530	12,272
Diversified Financial Services - 1.59%				Vinci SA	22,059	1,442
Deutsche Boerse AG	241,100	18,515				$73,385
Hong Kong Exchanges and Clearing Ltd	24,500	384		Entertainment - 0.03%
Mitsubishi UFJ Lease & Finance Co Ltd	39,000	204		Sankyo Co Ltd	3,400	161
Old Mutual PLC	235,188	665		Tabcorp Holdings Ltd	49,247	149
ORIX Corp	58,200	883		Tatts Group Ltd	92,936	243
Shinhan Financial Group Co Ltd	353,885	14,934		William Hill PLC	19,863	108
		$35,585				$661

Electric - 1.64%				Food - 2.52%
AGL Energy Ltd	35,519	473		Aryzta AG (a)	3,624	285
Chubu Electric Power Co Inc	20,600	244		Carrefour SA	16,086	552
Chugoku Electric Power Co Inc/The	19,900	258		Casino Guichard Perrachon SA	72,719	7,495
CLP Holdings Ltd	81,000	611		Dairy Crest Group PLC	1,296,693	11,040
Contact Energy Ltd	23,771	99		J Sainsbury PLC	82,349	466
E.ON SE	88,243	1,597		Koninklijke Ahold NV	49,621	826
EDP - Energias de Portugal SA	128,050	481		Marine Harvest ASA	356,154	4,105
Electric Power Development Co Ltd	7,800	231		MEIJI Holdings Co Ltd	2,000	125
Electricite de France	15,579	529		Metcash Ltd	59,088	156
Enel SpA	322,534	1,468		Nestle SA	55,564	4,027
Fortum OYJ	29,088	625		Nissin Foods Holdings Co Ltd	2,400	104
GDF Suez	563,947	12,448		Olam International Ltd	94,000	109
Hokuriku Electric Power Co	10,800	131		Seven & I Holdings Co Ltd	15,600	615
Iberdrola SA	235,688	1,451		Suedzucker AG	5,221	130
Kansai Electric Power Co Inc/The	15,800	170		Tesco PLC	2,737,762	14,387
Korea Electric Power Corp (a)	395,600	12,900
				Unilever NV - CVA	302,071	11,271
Power Assets Holdings Ltd	68,000	510		WM Morrison Supermarkets PLC	145,170	572
RWE AG	22,906	845				$56,265
SP AusNet	112,032	122
SSE PLC	47,253	1,014		Forest Products & Paper - 1.02%
Terna Rete Elettrica Nazionale SpA	98,722	479		DS Smith PLC	4,092,451	22,036
		$36,686		Oji Holdings Corp	53,000	250
				Stora Enso OYJ	12,315	115
Electrical Components & Equipment - 2.43%				Svenska Cellulosa AB SCA	17,471	497
Brother Industries Ltd	15,300	192				$22,898
Hitachi Ltd	2,172,000	16,558

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Gas - 1.83%				Iron & Steel - 0.55%
Centrica PLC	138,544	$708		ArcelorMittal	639,026	$10,555
Enagas SA	12,379	338		Daido Steel Co Ltd	18,000	90
Gas Natural SDG SA	22,392	553		JFE Holdings Inc	22,700	470
National Grid PLC	1,780,629	23,050		Nippon Steel & Sumitomo Metal Corp	315,000	955
Osaka Gas Co Ltd	121,000	489		Voestalpine AG	7,520	337
Snam SpA	2,868,824	15,726				$12,407
		$40,864		Leisure Products & Services - 0.61%
Holding Companies - Diversified - 0.45%				Carnival PLC	327,609	13,429
China Merchants Holdings International Co	2,354,000	8,010		Tui Travel PLC	30,305	212
Ltd				Yamaha Corp	6,600	97
Hutchison Whampoa Ltd	48,000	594				$13,738
Industrivarden AB	5,121	93
Keppel Corp Ltd	66,000	537		Lodging - 0.02%
Noble Group Ltd	137,000	102		Accor SA	5,090	243
NWS Holdings Ltd	96,000	139		Echo Entertainment Group Ltd	32,596	67
Swire Pacific Ltd	44,500	480		Wynn Macau Ltd	34,800	148
		$9,955				$458

Home Builders - 0.14%				Machinery - Construction & Mining - 0.45%
Brookfield Incorporacoes SA (a)	3,442,200	1,883		Hitachi Construction Machinery Co Ltd	7,100	135
Daiwa House Industry Co Ltd	27,000	512		Joy Global Inc	164,900	8,705
Persimmon PLC (a)	6,799	147		Komatsu Ltd	38,600	815
Sekisui House Ltd	34,600	477		Mitsubishi Electric Corp	43,000	486
		$3,019				$10,141

Home Furnishings - 0.04%				Machinery - Diversified - 1.33%
Sharp Corp/Japan (a)	47,000	159		Alstom SA	13,805	390
Sony Corp	47,200	740		Amada Co Ltd	2,229,000	18,034
		$899		Mitsubishi Heavy Industries Ltd	70,000	452
				Teco Electric and Machinery Co Ltd	10,101,200	10,971
Insurance - 7.90%						$29,847
Admiral Group PLC	12,258	291
Aegon NV	2,409,484	21,003		Media - 1.53%
Ageas	14,181	609		Lagardere SCA	7,226	255
Allianz SE	21,850	3,632		ProSiebenSat.1 Media AG	11,890	533
AMP Ltd	119,670	447		Reed Elsevier NV	1,577,519	32,534
Assicurazioni Generali SpA	56,083	1,210		Singapore Press Holdings Ltd	103,000	322
Aviva PLC	2,691,092	19,687		Wolters Kluwer NV	20,254	559
AXA SA	532,485	13,968				$34,203
Baloise Holding AG	3,066	366		Mining - 1.00%
CNP Assurances	11,153	218		Anglo American PLC	57,952	1,366
Dai-ichi Life Insurance Co Ltd/The	39,000	585		Antofagasta PLC	25,459	354
Delta Lloyd NV	910,448	23,390		BHP Billiton PLC	108,300	3,188
Gjensidige Forsikring ASA	13,417	258		Glencore Xstrata PLC	281,444	1,484
Hannover Rueck SE	3,855	306		Mitsubishi Materials Corp	36,000	121
Helvetia Holding AG	9,700	4,674		Newcrest Mining Ltd	49,005	404
ING Groep NV (a)	1,923,309	25,401		Orica Ltd	23,540	485
Insurance Australia Group Ltd	96,367	462		Rio Tinto Ltd	20,005	1,137
Legal & General Group PLC	280,341	990		Rio Tinto PLC	252,270	13,418
MS&AD Insurance Group Holdings	23,100	535		Sumitomo Metal Mining Co Ltd	34,000	440
Muenchener Rueckversicherungs AG	8,613	1,775				$22,397
Resolution Ltd	94,419	541
Sampo	20,037	929		Miscellaneous Manufacturing - 2.99%
SCOR SE	9,915	321		FUJIFILM Holdings Corp	21,700	633
Standard Life PLC	96,230	577		Konica Minolta Inc	31,000	327
Swiss Life Holding AG (a)	60,759	13,077		Nikon Corp	1,090,400	18,628
Swiss Re AG	16,838	1,453		Orkla ASA	1,508,942	11,747
T&D Holdings Inc	37,700	459		Siemens AG	281,322	35,591
Tokio Marine Holdings Inc	31,500	920				$66,926
Zurich Insurance Group AG (a)	132,999	38,561
				Office & Business Equipment - 0.77%
		$176,645		Canon Inc	574,100	16,770
Internet - 0.00%				Ricoh Co Ltd	44,000	462
SBI Holdings Inc/Japan	4,500	62				$17,232
				Oil & Gas - 8.16%
Investment Companies - 0.02%				BG Group PLC	691,823	11,628
BGP Holdings PLC (a),(b),(c)	738,711	—		BP PLC	4,296,825	33,674
Investment AB Kinnevik	10,797	423		CNOOC Ltd	11,341,000	17,616
		$423		Eni SpA	637,341	14,473
				Idemitsu Kosan Co Ltd	5,600	124
				Imperial Oil Ltd	550,200	22,502

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas (continued)				REITS (continued)
Inpex Corp	41,600	$493		Fonciere Des Regions	1,866	$153
Japan Petroleum Exploration Co	1,800	67		Gecina SA	1,472	179
JX Holdings Inc	107,110	516		Japan Prime Realty Investment Corp	50	171
OMV AG	9,415	407		Klepierre	6,531	283
Repsol SA	34,981	818		Land Securities Group PLC	32,183	543
Royal Dutch Shell PLC - A Shares	673,575	23,334		Link REIT/The	1,849,940	8,365
Royal Dutch Shell PLC - A Shares	603,872	20,856		Westfield Group	85,113	761
Royal Dutch Shell PLC - B Shares	104,432	3,820		Westfield Retail Trust	197,970	523
Seadrill Ltd	135,800	4,849				$12,272
Seadrill Ltd	38,768	1,393
Statoil ASA	45,543	1,079		Retail - 0.52%
TonenGeneral Sekiyu KK	19,000	166		Aeon Co Ltd	38,900	485
Total SA	416,045	23,737		Harvey Norman Holdings Ltd	22,073	58
Transocean Ltd	21,128	919		Isetan Mitsukoshi Holdings Ltd	11,400	144
		$182,471		J Front Retailing Co Ltd	32,000	213
				Kingfisher PLC	110,699	671
Oil & Gas Services - 0.86%				Marks & Spencer Group PLC	67,909	525
Technip SA	225,788	19,253		Rallye SA	240,519	9,428
				Shimamura Co Ltd	1,500	133

Packaging & Containers - 0.62%						$11,657
Rexam PLC	1,679,264	13,588		Semiconductors - 0.01%
Toyo Seikan Group Holdings Ltd	10,500	186		Rohm Co Ltd	6,400	319
		$13,774

Pharmaceuticals - 9.32%				Shipbuilding - 0.40%
Alfresa Holdings Corp	2,700	154		Sembcorp Marine Ltd	2,774,000	8,812
AstraZeneca PLC	51,095	3,240		Yangzijiang Shipbuilding Holdings Ltd	128,000	115
Bayer AG	134,387	17,686				$8,927
Chugai Pharmaceutical Co Ltd	7,200	163
Eisai Co Ltd	16,500	631		Software - 0.64%
GlaxoSmithKline PLC	770,012	19,793		Amadeus IT Holding SA	8,596	340
Kyowa Hakko Kirin Co Ltd	15,000	152		SAP AG	181,308	13,872
Medipal Holdings Corp	9,800	143				$14,212
Mitsubishi Tanabe Pharma Corp	15,000	220		Telecommunications - 5.14%
Novartis AG	848,689	67,081		Bezeq The Israeli Telecommunication Corp	127,968	195
Otsuka Holdings Co Ltd	16,800	514		Ltd
Roche Holding AG	87,191	23,922		BT Group PLC	128,530	809
Sanofi	639,948	62,562		Deutsche Telekom AG	134,350	2,172
Taisho Pharmaceutical Holdings Co Ltd	2,000	144		Elisa OYJ	9,162	235
Takeda Pharmaceutical Co Ltd	36,500	1,697		HKT Trust and HKT Ltd	144,000	138
Teva Pharmaceutical Industries Ltd	22,419	999		KDDI Corp	499,200	27,487
Teva Pharmaceutical Industries Ltd ADR	209,300	9,341		Koninklijke KPN NV (a)	102,381	383
Tsumura & Co	3,800	94		Nippon Telegraph & Telephone Corp	18,200	974
		$208,536		Nokia OYJ (a)	68,326	473
Private Equity - 0.01%				NTT DOCOMO Inc	70,300	1,126
3i Group PLC	22,114	136		Orange SA	86,102	1,066
				PCCW Ltd	268,000	122
				Singapore Telecommunications Ltd	183,000	505
Real Estate - 0.18%				SK Telecom Co Ltd	96,217	19,386
Cheung Kong Holdings Ltd	64,500	957		Swisscom AG	1,107	608
Deutsche Wohnen AG	12,369	232		TDC A/S	1,941,914	18,269
Hysan Development Co Ltd	41,000	162		Telecom Corp of New Zealand Ltd	121,762	231
IMMOFINANZ AG (a)	61,351	289		Telecom Italia SpA	467,270	519
Keppel Land Ltd	45,000	111		Telecom Italia SpA - RSP	385,273	325
Kerry Properties Ltd	42,000	135		Telekomunikasi Indonesia Persero Tbk PT	13,819,600	2,563
New World Development Co Ltd	254,202	318		Telenor ASA	37,071	771
Sino Land Co Ltd	197,527	262		TeliaSonera AB	110,589	819
Sun Hung Kai Properties Ltd	66,580	812		Vivendi SA	48,372	1,298
Swire Properties Ltd	76,600	197		Vodafone Group PLC	9,257,116	34,304
Swiss Prime Site AG (a)	2,263	176		Ziggo NV	6,233	271
UOL Group Ltd	30,000	137				$115,049
Wheelock & Co Ltd	61,000	248
		$4,036		Textiles - 0.01%
				Toray Industries Inc	33,000	215
REITS - 0.55%
Ascendas Real Estate Investment Trust	136,000	226
CapitaCommercial Trust	130,000	144		Transportation - 0.68%
CapitaMall Trust	156,000	228		AP Moeller - Maersk A/S - A shares	36	385
CFS Retail Property Trust Group	142,969	243		AP Moeller - Maersk A/S - B shares	40	447
Dexus Property Group	306,033	267		Central Japan Railway Co	7,200	789
Federation Centres Ltd	93,492	186		ComfortDelGro Corp Ltd	84,000	127

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2014 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Country	Percent
			United Kingdom	19.09%
Transportation (continued)			Japan	12.20%
East Japan Railway Co	8,400	$621	Switzerland	12.18%
Hankyu Hanshin Holdings Inc	37,000	187	France	9.88%
Kamigumi Co Ltd	15,000	134	Netherlands	9.53%
Mitsui OSK Lines Ltd	73,000	299	Germany	7.67%
MTR Corp Ltd	93,500	331	United States	4.77%
Nippon Express Co Ltd	51,000	240	Korea, Republic Of	3.39%
Nippon Yusen KK	108,000	334	Singapore	2.40%
PostNL NV (a)	1,911,475	10,700	Spain	2.15%
Toll Holdings Ltd	43,556	213	Norway	1.81%
West Japan Railway Co	10,900	447	Hong Kong	1.68%
		$15,254	Denmark	1.62%
			Italy	1.58%
Water - 0.15%			Ireland	1.08%
Guangdong Investment Ltd	2,616,800	2,414	Canada	1.01%
Suez Environnement Co	17,941	321	China	0.95%
United Utilities Group PLC	44,655	525	Australia	0.92%
		$3,260	Austria	0.90%
TOTAL COMMON STOCKS		$2,142,327	Sweden	0.83%
PREFERRED STOCKS - 0.10%	Shares Held	Value (000's)	Brazil	0.74%
Automobile Manufacturers - 0.10%			Belgium	0.58%
Bayerische Motoren Werke AG	3,593	288	Taiwan, Province Of China	0.49%
Porsche Automobil Holding SE	6,326	617	Israel	0.48%
Volkswagen AG	5,902	1,489	Luxembourg	0.47%
		$2,394	India	0.35%
TOTAL PREFERRED STOCKS		$2,394	Bermuda	0.28%
			Finland	0.11%
	Maturity		Indonesia	0.11%
REPURCHASE AGREEMENTS - 3.44%	Amount (000's)	Value (000's)	Portugal	0.02%
Banks - 3.44%			Guernsey	0.02%
Investment in Joint Trading Account; Barclays $	9,702	$9,702	New Zealand	0.02%
Bank PLC Repurchase Agreement; 0.02%			Macao	0.01%
dated 01/31/2014 maturing 02/03/2014			Other Assets in Excess of Liabilities, Net	0.68%
(collateralized by US Government			TOTAL NET ASSETS	100.00%
Securities; $9,896,398; 0.25% - 1.50%;
dated 03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	26,224	26,224
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $26,748,549; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	27,721	27,721
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $28,275,423; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	13,189	13,189
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $13,452,315; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
		$76,836
TOTAL REPURCHASE AGREEMENTS		$76,836
Total Investments		$2,221,557
Other Assets in Excess of Liabilities, Net - 0.68%		$15,220
TOTAL NET ASSETS - 100.00%		$2,236,777

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)		Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $0 or 0.00% of net assets.

See accompanying notes

		Schedule of Investments
Overseas Fund
January 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
eMini MSCI EAFE; March 2014	Long	618	$58,307		$56,170	$(2,137)
S&P 500 Emini; March 2014	Long	275	25,089		24,428	(661)
Total						$(2,798)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 97.96%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Aerospace & Defense - 2.29%			Consumer Products - 1.35%
Boeing Co/The	241,667	$30,271	Kimberly-Clark Corp	93,249	$10,199
Northrop Grumman Corp	96,192	11,115	Tupperware Brands Corp	141,599	11,096
Teledyne Technologies Inc (a)	111,729	10,265	WD-40 Co	133,745	9,192
		$51,651			$30,487

Airlines - 0.70%			Cosmetics & Personal Care - 0.89%
Alaska Air Group Inc	148,950	11,778	Procter & Gamble Co/The	261,935	20,069
Cathay Pacific Airways Ltd ADR	399,171	4,084

		$15,862	Distribution & Wholesale - 0.49%
Apparel - 1.46%			Pool Corp	205,468	11,132
Nike Inc	453,019	33,002
			Diversified Financial Services - 3.32%
Automobile Manufacturers - 1.02%			Ameriprise Financial Inc	88,649	9,365
Nissan Motor Co Ltd ADR	142,076	2,442	Charles Schwab Corp/The	1,007,454	25,005
PACCAR Inc	365,524	20,470	Franklin Resources Inc	560,977	29,176
		$22,912	T Rowe Price Group Inc	145,194	11,389
					$74,935
Automobile Parts & Equipment - 1.27%
Autoliv Inc	109,369	9,917	Electric - 0.99%
Johnson Controls Inc	406,425	18,744	Duke Energy Corp	128,633	9,084
		$28,661	Edison International	205,936	9,918
			Xcel Energy Inc	112,166	3,243
Banks - 7.02%					$22,245
City National Corp/CA	137,282	9,932
East West Bancorp Inc	301,502	10,088	Electronics - 2.19%
Goldman Sachs Group Inc/The	61,622	10,113	FEI Co	81,250	7,615
JP Morgan Chase & Co	507,963	28,121	FLIR Systems Inc	112,824	3,579
PNC Financial Services Group Inc/The	117,207	9,363	Thermo Fisher Scientific Inc	132,442	15,249
State Street Corp	174,775	11,701	Trimble Navigation Ltd (a)	279,118	9,024
SVB Financial Group (a)	113,005	12,683	Waters Corp (a)	128,865	13,952
US Bancorp/MN	545,433	21,670			$49,419

Wells Fargo & Co	985,633	44,689	Engineering & Construction - 0.80%
		$158,360	Granite Construction Inc	155,529	5,177
Beverages - 1.81%			Jacobs Engineering Group Inc (a)	210,835	12,800
AMBEV SA ADR	655,935	4,290			$17,977
Brown-Forman Corp	130,769	10,069	Environmental Control - 0.59%
Coca-Cola Co/The	349,148	13,205	Darling International Inc(a)	111,854	2,188
Coca-Cola HBC AG ADR	97,595	2,576	Energy Recovery Inc (a)	90,107	386
PepsiCo Inc	131,914	10,601	Waste Connections Inc	263,240	10,761
		$40,741			$13,335
Biotechnology - 1.29%
Gilead Sciences Inc (a)	361,048	29,118	Food - 1.94%
			Dairy Farm International Holdings Ltd ADR	206,217	9,589
			General Mills Inc	273,731	13,145
Building Materials - 0.53%			Kroger Co/The	397,381	14,345
Apogee Enterprises Inc	251,725	8,508	McCormick & Co Inc/MD	104,475	6,705
Simpson Manufacturing Co Inc	107,557	3,507			$43,784

		$12,015	Gas - 1.65%
Chemicals - 3.03%			Sempra Energy	401,559	37,229
Axiall Corp	125,484	5,007
EI du Pont de Nemours & Co	243,555	14,859
FMC Corp	168,085	11,872	Healthcare - Products - 1.72%
			Becton Dickinson and Co	118,418	12,803
International Flavors & Fragrances Inc	153,748	13,327	Edwards Lifesciences Corp (a)	42,147	2,745
PPG Industries Inc	67,949	12,391	Medtronic Inc	111,376	6,300
Sigma-Aldrich Corp	115,764	10,763	Techne Corp	85,784	7,795
		$68,219	Varian Medical Systems Inc (a)	112,263	9,128
Commercial Services - 1.39%					$38,771
Hertz Global Holdings Inc (a)	616,351	16,037
			Healthcare - Services - 1.11%
Robert Half International Inc	153,774	6,425	DaVita HealthCare Partners Inc (a)	188,001	12,207
TrueBlue Inc (a)	302,233	7,414
Weight Watchers International Inc	50,423	1,363	Universal Health Services Inc	154,710	12,689
		$31,239			$24,896
			Insurance - 2.76%
Computers - 4.53%			ACE Ltd	141,769	13,299
Apple Inc	115,715	57,927
EMC Corp/MA	658,246	15,956	Fidelity National Financial Inc	303,895	9,585
International Business Machines Corp	137,267	24,252	HCC Insurance Holdings Inc	368,084	15,794
Teradata Corp (a)	97,853	4,024	MetLife Inc	186,705	9,158
		$102,159	StanCorp Financial Group Inc	55,734	3,581

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Insurance (continued)			Pharmaceuticals (continued)
XL Group PLC	377,344	$10,845	McKesson Corp	200,672	$34,999
		$62,262	Teva Pharmaceutical Industries Ltd ADR	138,652	6,188
			VCA Antech Inc (a)	202,007	6,452
Internet - 3.32%					$149,385
Amazon.com Inc (a)	57,823	20,740
eBay Inc (a)	302,567	16,097	REITS - 2.84%
Google Inc (a)	32,172	37,994	Alexandria Real Estate Equities Inc	174,436	12,233
		$74,831	Annaly Capital Management Inc	147,011	1,583
			Essex Property Trust Inc	52,789	8,360
Iron & Steel - 1.00%			HCP Inc	330,879	12,954
Reliance Steel & Aluminum Co	195,995	13,710	Plum Creek Timber Co Inc	108,125	4,657
Schnitzer Steel Industries Inc	337,043	8,904	Sabra Health Care REIT Inc	159,409	4,612
		$22,614	Ventas Inc	72,131	4,500
Leisure Products & Services - 0.58%			Weyerhaeuser Co	503,659	15,050
Carnival Corp	161,861	6,344			$63,949
Harley-Davidson Inc	106,861	6,592	Retail - 5.61%
		$12,936	Copart Inc (a)	398,681	13,667
Lodging - 0.11%			Costco Wholesale Corp	317,108	35,630
Red Lion Hotels Corp (a)	425,217	2,466	CVS Caremark Corp	219,245	14,847
			Home Depot Inc/The	165,158	12,692
			Nordstrom Inc	380,844	21,880
Machinery - Construction & Mining - 0.28%			Starbucks Corp	389,527	27,703
Caterpillar Inc	67,250	6,315			$126,419

			Savings & Loans - 0.67%
Machinery - Diversified - 0.95%			Washington Federal Inc	692,719	15,157
AGCO Corp	66,207	3,531
Deere & Co	208,056	17,884
		$21,415	Semiconductors - 3.60%
			Altera Corp	239,720	8,014
Media - 2.27%			Applied Materials Inc	582,221	9,793
Viacom Inc	223,761	18,371	Avago Technologies Ltd	158,477	8,659
Walt Disney Co/The	452,724	32,872	Intel Corp	543,177	13,329
		$51,243	Lam Research Corp (a)	202,446	10,246
Metal Fabrication & Hardware - 0.68%			Microchip Technology Inc	337,534	15,142
Precision Castparts Corp	60,162	15,326	Qualcomm Inc	171,523	12,730
			Supertex Inc (a)	119,687	3,196
					$81,109
Mining - 0.46%
Freeport-McMoRan Copper & Gold Inc	320,825	10,398	Software - 5.92%
			Actuate Corp (a)	384,035	2,919
			Adobe Systems Inc (a)	493,543	29,213
Miscellaneous Manufacturing - 2.01%			Autodesk Inc (a)	173,124	8,872
Aptargroup Inc	162,326	10,356	Fair Isaac Corp	51,226	2,785
Crane Co	151,687	9,581	Informatica Corp (a)	140,034	5,652
General Electric Co	1,011,847	25,428	Microsoft Corp	1,062,984	40,234
		$45,365	Omnicell Inc (a)	207,306	5,352
Oil & Gas - 8.03%			Oracle Corp	741,570	27,364
			Tyler Technologies Inc (a)	105,526	11,128
Apache Corp	292,508	23,477
Chevron Corp	383,504	42,811			$133,519
CNOOC Ltd ADR	2,855	440	Telecommunications - 3.20%
Devon Energy Corp	249,013	14,746	AT&T Inc	607,431	20,240
Energen Corp	144,473	10,217	China Mobile Ltd ADR	238,220	11,399
Exxon Mobil Corp	478,212	44,072	Cisco Systems Inc	507,643	11,122
HollyFrontier Corp	128,539	5,951	Corning Inc	583,912	10,049
Nabors Industries Ltd	268,143	4,580	Polycom Inc (a)	344,115	4,105
Occidental Petroleum Corp	306,978	26,882	Verizon Communications Inc	317,571	15,250
Total SA ADR	138,072	7,894			$72,165
		$181,070
			Toys, Games & Hobbies - 0.75%
Oil & Gas Services - 0.71%			Hasbro Inc	139,231	6,839
Natural Gas Services Group Inc (a)	259,607	7,503	Mattel Inc	267,147	10,109
Schlumberger Ltd	95,924	8,400			$16,948
		$15,903
			Transportation - 1.66%
Pharmaceuticals - 6.63%			Expeditors International of Washington Inc	470,709	19,233
Abbott Laboratories	298,898	10,958	Union Pacific Corp	103,964	18,115
AbbVie Inc	317,944	15,652			$37,348
Actavis PLC (a)	46,580	8,803
Allergan Inc/United States	264,645	30,328	Trucking & Leasing - 0.34%
Bristol-Myers Squibb Co	332,122	16,596	Greenbrier Cos Inc/The (a)	210,162	7,711
Johnson & Johnson	219,380	19,409

See accompanying notes

Schedule of Investments Principal Capital Appreciation Fund January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)

Water- 0.20%
California Water Service Group	190,343	$4,433

TOTAL COMMON STOCKS		$2,208,505
	Maturity
REPURCHASE AGREEMENTS - 2.04% Amount (000's)		Value (000's)

Banks- 2.04%
Investment in Joint Trading Account; Barclays $	5,822	$5,822
Bank PLC Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $5,938,447; 0.25% - 1.50%;
dated 03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	15,736	15,736
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $16,050,775; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	16,634	16,634
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $16,966,992; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	7,914	7,914
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $8,072,217; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
		$46,106
TOTAL REPURCHASE AGREEMENTS		$46,106
Total Investments		$2,254,611
Other Assets in Excess of Liabilities, Net - 0.00%		$63
TOTAL NET ASSETS - 100.00%		$2,254,674

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		18.65%
Consumer, Non-cyclical		18.13%
Technology		14.05%
Industrial		12.32%
Consumer, Cyclical		11.99%
Communications		8.79%
Energy		8.74%
Basic Materials		4.49%
Utilities		2.84%
Other Assets in Excess of Liabilities, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments Principal LifeTime 2010 Fund January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.04%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.04%
Bond & Mortgage Securities Fund (a)	16,658,944	$180,083
Bond Market Index Fund (a)	13,543,625	144,781
Core Plus Bond Fund I (a)	16,394,439	180,011
Diversified International Fund (a)	6,490,467	73,861
Diversified Real Asset Fund (a)	5,170,730	62,152
Equity Income Fund (a)	3,630,847	84,671
Global Diversified Income Fund (a)	5,827,526	82,110
Global Multi-Strategy Fund (a)	4,253,649	45,812
Global Opportunities Fund (a)	2,437,908	29,401
High Yield Fund I (a)	4,337,650	45,719
Inflation Protection Fund (a)	8,750,621	74,118
International Emerging Markets Fund (a)	996,393	22,638
LargeCap Growth Fund I (a)	9,017,190	112,174
LargeCap S&P 500 Index Fund (a)	5,653,886	70,730
LargeCap Value Fund (a)	3,123,224	38,978
LargeCap Value Fund III (a)	4,697,541	65,296
MidCap Fund (a)	4,076,886	80,682
Overseas Fund (a)	6,974,121	78,459
Short-Term Income Fund (a)	10,275,385	125,771
SmallCap Growth Fund I (a)	1,839,957	26,054
SmallCap Value Fund II (a)	1,844,501	24,218
		$1,647,719
TOTAL INVESTMENT COMPANIES		$1,647,719
Total Investments		$1,647,719
Liabilities in Excess of Other Assets, Net - (0.04)%		$(627)
TOTAL NET ASSETS - 100.00%		$1,647,092

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		45.57%
Domestic Equity Funds		30.52%
International Equity Funds		12.41%
Specialty Funds		11.54%
Liabilities in Excess of Other Assets, Net		(0.04)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	16,912,575	$182,662	247,628	$2,658	501,259	$5,384	16,658,944	$179,936
Bond Market Index Fund	13,572,181	144,920	442,575	4,695	471,131	5,055	13,543,625	144,558
Core Plus Bond Fund I	16,352,593	172,513	528,644	5,768	486,798	5,384	16,394,439	172,864
Diversified International Fund	6,493,839	92,839	174,308	2,056	177,680	2,093	6,490,467	92,957
Diversified Real Asset Fund	5,171,451	53,431	155,067	1,863	155,788	1,882	5,170,730	53,426
Equity Income Fund	3,679,519	69,686	47,596	1,134	96,268	2,280	3,630,847	68,751
Global Diversified Income Fund	5,866,439	66,580	130,991	1,846	169,904	2,399	5,827,526	66,053
Global Multi-Strategy Fund	4,303,645	44,480	80,509	870	130,505	1,411	4,253,649	43,949
Global Opportunities Fund	2,472,329	26,927	31,137	381	65,558	800	2,437,908	26,537
High Yield Fund I	4,279,682	41,131	177,184	1,876	119,216	1,270	4,337,650	41,739
Inflation Protection Fund	8,790,610	71,070	236,917	1,989	276,906	2,351	8,750,621	70,704
International Emerging Markets Fund	1,007,764	28,102	15,716	381	27,087	659	996,393	27,812
LargeCap Growth Fund I	8,622,634	67,544	600,775	7,482	206,219	2,634	9,017,190	72,766
LargeCap S&P 500 Index Fund	5,668,763	57,683	132,592	1,688	147,469	1,882	5,653,886	57,592
LargeCap Value Fund	2,873,977	26,210	320,079	4,101	70,832	941	3,123,224	29,370
LargeCap Value Fund I	1,521,332	12,435	—	—	1,521,332	22,229	—	—
LargeCap Value Fund III	3,160,600	42,130	1,627,141	22,687	90,200	1,281	4,697,541	63,547
MidCap Fund	4,050,778	59,871	119,972	2,413	93,864	1,904	4,076,886	60,579
Overseas Fund	6,656,662	59,777	493,377	5,726	175,918	2,092	6,974,121	63,580
Short-Term Income Fund	10,446,363	125,420	138,227	1,693	309,205	3,786	10,275,385	123,352
SmallCap Growth Fund I	1,682,299	16,540	196,298	2,716	38,640	564	1,839,957	18,703
SmallCap Value Fund II	1,751,880	13,558	133,527	1,798	40,906	564	1,844,501	14,889

		$1,475,509		$75,821		$68,845		$1,493,664

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$1,272			$—			$—
Bond Market Index Fund		3,363			(2)			—
Core Plus Bond Fund I		4,350			(33)			—
Diversified International Fund		1,504			155			—
Diversified Real Asset Fund		1,172			14			195
Equity Income Fund		533			211			—
Global Diversified Income Fund		1,240			26			—
Global Multi-Strategy Fund		299			10			199
Global Opportunities Fund		171			29			—
High Yield Fund I		943			2			606
Inflation Protection Fund		163			(4)			1,206
International Emerging Markets Fund		207			(12)			—
LargeCap Growth Fund I		627			374			6,161
LargeCap S&P 500 Index Fund		1,193			103			—
LargeCap Value Fund		1,384			—			2,469
LargeCap Value Fund I		—			9,794			—
LargeCap Value Fund III		423			11			—
MidCap Fund		476			199			1,436
Overseas Fund		2,182			169			2,994
Short-Term Income Fund		640			25			68
SmallCap Growth Fund I		382			11			2,185
SmallCap Value Fund II		117			97			1,532
		$22,641			$11,179			$19,051
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2015 Fund January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.94%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.94%
Bond & Mortgage Securities Fund (a)	9,526,918	$102,986
Bond Market Index Fund (a)	8,095,938	86,546
Core Plus Bond Fund I (a)	9,222,722	101,265
Diversified International Fund (a)	4,510,108	51,325
Diversified Real Asset Fund (a)	3,342,988	40,183
Equity Income Fund (a)	1,926,028	44,915
Global Diversified Income Fund (a)	2,409,243	33,946
Global Multi-Strategy Fund (a)	2,547,149	27,433
Global Opportunities Fund (a)	2,966,289	35,773
High Yield Fund I (a)	2,104,506	22,181
Inflation Protection Fund (a)	4,198,583	35,562
International Emerging Markets Fund (a)	817,526	18,574
LargeCap Growth Fund I (a)	6,808,579	84,699
LargeCap S&P 500 Index Fund (a)	4,364,828	54,604
LargeCap Value Fund (a)	2,740,276	34,199
LargeCap Value Fund III (a)	3,836,084	53,322
MidCap Fund (a)	1,495,677	29,599
MidCap Growth Fund III (a)	1,084,575	12,831
MidCap Value Fund III (a)	604,209	11,232
Overseas Fund (a)	4,786,919	53,853
Short-Term Income Fund (a)	2,868,557	35,111
SmallCap Growth Fund I (a)	1,242,935	17,600
SmallCap Value Fund II (a)	1,279,158	16,795
		$1,004,534
TOTAL INVESTMENT COMPANIES		$1,004,534
Total Investments		$1,004,534
Other Assets in Excess of Liabilities, Net - 0.06%		$565
TOTAL NET ASSETS - 100.00%		$1,005,099

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		38.16%
Domestic Equity Funds		35.79%
International Equity Funds		15.88%
Specialty Funds		10.11%
Other Assets in Excess of Liabilities, Net		0.06%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,481,784	$93,606	258,632	$2,776	213,498	$2,291	9,526,918	$94,091
Bond Market Index Fund	7,925,538	86,155	365,178	3,881	194,778	2,082	8,095,938	87,954
Core Plus Bond Fund I	9,018,684	97,965	412,327	4,509	208,289	2,294	9,222,722	100,179
Diversified International Fund	4,430,512	40,392	169,395	1,998	89,799	1,056	4,510,108	41,331
Diversified Real Asset Fund	3,276,328	36,597	136,747	1,645	70,087	846	3,342,988	37,396
Equity Income Fund	1,917,674	37,161	44,403	1,057	36,049	855	1,926,028	37,368
Global Diversified Income Fund	2,379,572	30,991	89,547	1,263	59,876	845	2,409,243	31,409
Global Multi-Strategy Fund	2,525,267	26,229	80,522	871	58,640	634	2,547,149	26,466
Global Opportunities Fund	2,955,053	31,900	70,054	858	58,818	718	2,966,289	32,048
High Yield Fund I	2,038,675	18,870	109,627	1,162	43,796	465	2,104,506	19,567
Inflation Protection Fund	4,130,040	33,569	168,549	1,418	100,006	845	4,198,583	34,142
International Emerging Markets Fund	812,171	14,991	22,848	552	17,493	422	817,526	15,121
LargeCap Growth Fund I	6,410,235	49,065	516,537	6,458	118,193	1,499	6,808,579	54,047
LargeCap S&P 500 Index Fund	4,301,121	31,860	149,837	1,911	86,130	1,098	4,364,828	32,700
LargeCap Value Fund	2,482,382	20,176	307,896	3,956	50,002	654	2,740,276	23,486
LargeCap Value Fund I	1,208,086	9,775	—	—	1,208,086	17,644	—	—
LargeCap Value Fund III	2,551,791	34,016	1,338,509	18,661	54,216	771	3,836,084	51,911
MidCap Fund	1,463,506	21,709	59,266	1,196	27,095	550	1,495,677	22,368
MidCap Growth Fund III	899,175	6,234	202,005	2,413	16,605	212	1,084,575	8,442
MidCap Value Fund III	582,170	9,281	33,161	628	11,122	211	604,209	9,700
Overseas Fund	4,490,812	43,035	385,633	4,490	89,526	1,056	4,786,919	46,479
Short-Term Income Fund	2,859,375	34,553	78,247	958	69,065	845	2,868,557	34,666
SmallCap Growth Fund I	1,120,018	8,786	143,409	1,994	20,492	296	1,242,935	10,492
SmallCap Value Fund II	1,196,679	10,050	104,085	1,406	21,606	297	1,279,158	11,166

		$826,966		$66,061		$38,486		$862,529

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$721			$—			$—
Bond Market Index Fund		1,994			—			—
Core Plus Bond Fund I		2,431			(1)			—
Diversified International Fund		1,041			(3)			—
Diversified Real Asset Fund		753			—			125
Equity Income Fund		282			5			—
Global Diversified Income Fund		510			—			—
Global Multi-Strategy Fund		178			—			118
Global Opportunities Fund		207			8			—
High Yield Fund I		454			—			292
Inflation Protection Fund		78			—			574
International Emerging Markets Fund		169			—			—
LargeCap Growth Fund I		470			23			4,627
LargeCap S&P 500 Index Fund		915			27			—
LargeCap Value Fund		1,208			8			2,155
LargeCap Value Fund I		—			7,869			—
LargeCap Value Fund III		344			5			—
MidCap Fund		174			13			524
MidCap Growth Fund III		709			7			1,513
MidCap Value Fund III		205			2			231
Overseas Fund		1,490			10			2,042
Short-Term Income Fund		177			—			19
SmallCap Growth Fund I		257			8			1,469
SmallCap Value Fund II		81			7			1,057
		$14,848			$7,988			$14,746
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2020 Fund January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.02%
Bond & Mortgage Securities Fund (a)	52,675,560	$569,423
Bond Market Index Fund (a)	42,299,289	452,179
Core Plus Bond Fund I (a)	51,768,431	568,417
Diversified International Fund (a)	32,419,505	368,934
Diversified Real Asset Fund (a)	15,285,815	183,736
Equity Income Fund (a)	8,475,950	197,659
Global Diversified Income Fund (a)	9,611,017	135,419
Global Multi-Strategy Fund (a)	14,613,940	157,392
Global Opportunities Fund (a)	25,416,845	306,527
Global Real Estate Securities Fund (a)	26,005,285	211,163
High Yield Fund I (a)	9,185,682	96,817
Inflation Protection Fund (a)	19,850,423	168,133
International Emerging Markets Fund (a)	7,024,559	159,598
LargeCap Growth Fund (a)	2,705,928	28,845
LargeCap Growth Fund I (a)	49,968,533	621,609
LargeCap S&P 500 Index Fund (a)	34,587,736	432,693
LargeCap Value Fund (a)	22,834,153	284,970
LargeCap Value Fund III (a)	33,202,416	461,514
MidCap Fund (a)	4,768,219	94,363
MidCap Growth Fund III (a)	11,469,034	135,679
MidCap Value Fund III (a)	7,187,972	133,624
Overseas Fund (a)	33,964,119	382,096
SmallCap Growth Fund I (a)	9,295,692	131,627
SmallCap Value Fund II (a)	9,880,255	129,728
		$6,412,145
TOTAL INVESTMENT COMPANIES		$6,412,145
Total Investments		$6,412,145
Liabilities in Excess of Other Assets, Net - (0.02)%		$(1,119)
TOTAL NET ASSETS - 100.00%		$6,411,026

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		41.37%
Fixed Income Funds		28.93%
International Equity Funds		22.28%
Specialty Funds		7.44%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	52,579,398	$565,913	957,181	$10,276	861,019	$9,244	52,675,560	$566,945
Bond Market Index Fund	41,552,382	445,636	1,528,697	16,218	781,790	8,367	42,299,289	453,484
Core Plus Bond Fund I	50,769,311	547,303	1,836,945	20,046	837,825	9,244	51,768,431	558,102
Diversified International Fund	31,930,860	433,450	958,844	11,313	470,199	5,545	32,419,505	439,286
Diversified Real Asset Fund	15,027,484	159,865	508,082	6,102	249,751	3,016	15,285,815	162,949
Equity Income Fund	8,462,241	161,328	136,697	3,263	122,988	2,918	8,475,950	161,692
Global Diversified Income Fund	9,518,879	129,226	250,749	3,534	158,611	2,238	9,611,017	130,522
Global Multi-Strategy Fund	14,533,042	150,772	328,505	3,553	247,607	2,676	14,613,940	151,651
Global Opportunities Fund	25,390,298	275,752	405,238	4,976	378,691	4,621	25,416,845	276,151
Global Real Estate Securities Fund	24,907,807	186,296	1,444,438	11,835	346,960	2,918	26,005,285	195,210
High Yield Fund I	8,924,950	82,828	407,058	4,311	146,326	1,557	9,185,682	85,582
Inflation Protection Fund	19,586,956	171,798	607,620	5,102	344,153	2,919	19,850,423	173,976
International Emerging Markets Fund	7,000,056	176,724	144,064	3,477	119,561	2,919	7,024,559	177,282
LargeCap Growth Fund	2,424,277	12,405	281,651	3,019	—	—	2,705,928	15,424
LargeCap Growth Fund I	47,160,911	371,702	3,456,192	43,093	648,570	8,270	49,968,533	406,833
LargeCap S&P 500 Index Fund	34,168,839	320,469	907,012	11,569	488,115	6,227	34,587,736	325,919
LargeCap Value Fund	20,738,807	194,620	2,403,561	30,811	308,215	4,087	22,834,153	221,343
LargeCap Value Fund I	10,713,324	94,740	—	—	10,713,324	156,544	—	—
LargeCap Value Fund III	21,906,090	292,443	11,613,277	161,958	316,951	4,522	33,202,416	449,915
MidCap Fund	4,678,112	68,697	157,135	3,166	67,028	1,361	4,768,219	70,542
MidCap Growth Fund III	9,533,764	82,078	2,077,165	24,741	141,895	1,848	11,469,034	105,017
MidCap Value Fund III	6,943,009	111,099	342,014	6,463	97,051	1,849	7,187,972	115,757
Overseas Fund	31,944,994	299,649	2,485,448	28,866	466,323	5,545	33,964,119	323,014
SmallCap Growth Fund I	8,394,378	79,228	1,008,202	13,965	106,888	1,556	9,295,692	91,644
SmallCap Value Fund II	9,261,764	72,384	731,357	9,852	112,866	1,557	9,880,255	80,729

		$5,486,405		$441,509		$251,548		$5,738,969

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$3,984			$—			$—
Bond Market Index Fund		10,411			(3)			—
Core Plus Bond Fund I		13,632			(3)			—
Diversified International Fund		7,465			68			—
Diversified Real Asset Fund		3,437			(2)			572
Equity Income Fund		1,237			19			—
Global Diversified Income Fund		2,032			—			—
Global Multi-Strategy Fund		1,018			2			678
Global Opportunities Fund		1,769			44			—
Global Real Estate Securities Fund		7,002			(3)			2,808
High Yield Fund I		1,980			—			1,272
Inflation Protection Fund		367			(5)			2,710
International Emerging Markets Fund		1,451			—			—
LargeCap Growth Fund		92			—			2,927
LargeCap Growth Fund I		3,449			308			33,904
LargeCap S&P 500 Index Fund		7,248			108			—
LargeCap Value Fund		10,052			(1)			17,923
LargeCap Value Fund I		—			61,804			—
LargeCap Value Fund III		2,975			36			—
MidCap Fund		553			40			1,668
MidCap Growth Fund III		7,485			46			15,973
MidCap Value Fund III		2,437			44			2,743
Overseas Fund		10,553			44			14,464
SmallCap Growth Fund I		1,916			7			10,969
SmallCap Value Fund II		625			50			8,146
		$103,170			$62,603			$116,757
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2025 Fund January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.95%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.95%
Bond & Mortgage Securities Fund (a)	9,396,052	$101,571
Bond Market Index Fund (a)	8,642,559	92,389
Core Plus Bond Fund I (a)	9,154,982	100,522
Diversified International Fund (a)	8,193,505	93,242
Diversified Real Asset Fund (a)	2,859,185	34,367
Global Diversified Income Fund (a)	1,230,180	17,333
Global Multi-Strategy Fund (a)	3,485,208	37,536
Global Opportunities Fund (a)	6,137,925	74,023
Global Real Estate Securities Fund (a)	7,146,971	58,034
High Yield Fund I (a)	2,562,386	27,008
Inflation Protection Fund (a)	3,675,844	31,134
International Emerging Markets Fund (a)	1,802,702	40,957
LargeCap Growth Fund (a)	2,939,015	31,330
LargeCap Growth Fund I (a)	12,777,342	158,950
LargeCap S&P 500 Index Fund (a)	8,287,416	103,676
LargeCap Value Fund (a)	6,042,159	75,406
LargeCap Value Fund III (a)	8,904,969	123,779
MidCap Fund (a)	550,785	10,900
MidCap Growth Fund III (a)	3,400,490	40,228
MidCap Value Fund III (a)	2,190,542	40,722
Overseas Fund (a)	8,657,953	97,402
Preferred Securities Fund (a)	2,821,733	28,105
SmallCap Growth Fund I (a)	2,266,090	32,088
SmallCap Value Fund II (a)	2,332,680	30,628
		$1,481,330
TOTAL INVESTMENT COMPANIES		$1,481,330
Total Investments		$1,481,330
Other Assets in Excess of Liabilities, Net - 0.05%		$801
TOTAL NET ASSETS - 100.00%		$1,482,131

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		43.72%
Fixed Income Funds		25.68%
International Equity Funds		24.53%
Specialty Funds		6.02%
Other Assets in Excess of Liabilities, Net		0.05%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,126,263	$91,721	430,664	$4,625	160,875	$1,725	9,396,052	$94,621
Bond Market Index Fund	8,248,915	89,540	545,923	5,821	152,279	1,622	8,642,559	93,739
Core Plus Bond Fund I	8,734,575	95,681	577,677	6,341	157,270	1,724	9,154,982	100,297
Diversified International Fund	7,873,892	74,597	443,046	5,217	123,433	1,458	8,193,505	78,358
Diversified Real Asset Fund	2,735,232	30,599	171,996	2,070	48,043	578	2,859,185	32,091
Global Diversified Income Fund	1,184,940	16,588	66,603	940	21,363	302	1,230,180	17,226
Global Multi-Strategy Fund	3,372,169	35,240	171,854	1,860	58,815	636	3,485,208	36,464
Global Opportunities Fund	5,980,447	65,548	251,691	3,076	94,213	1,157	6,137,925	67,469
Global Real Estate Securities Fund	6,677,319	51,461	581,271	4,798	111,619	926	7,146,971	55,332
High Yield Fund I	2,426,595	23,094	176,207	1,870	40,416	428	2,562,386	24,536
Inflation Protection Fund	3,520,746	31,330	223,838	1,890	68,740	578	3,675,844	32,641
International Emerging Markets Fund	1,744,299	36,811	91,305	2,199	32,902	799	1,802,702	38,211
LargeCap Growth Fund	2,590,481	15,167	383,972	4,164	35,438	393	2,939,015	18,939
LargeCap Growth Fund I	11,791,668	96,781	1,160,335	14,574	174,661	2,223	12,777,342	109,134
LargeCap S&P 500 Index Fund	7,994,751	65,128	413,554	5,278	120,889	1,552	8,287,416	68,863
LargeCap Value Fund	5,364,771	47,106	758,693	9,788	81,305	1,064	6,042,159	55,831
LargeCap Value Fund I	2,076,676	17,391	—	—	2,076,676	30,349	—	—
LargeCap Value Fund III	6,503,091	87,038	2,512,820	35,086	110,942	1,584	8,904,969	120,555
MidCap Fund	527,036	8,120	32,274	652	8,525	174	550,785	8,599
MidCap Growth Fund III	2,761,447	26,291	685,580	8,255	46,537	591	3,400,490	33,956
MidCap Value Fund III	2,067,607	33,457	153,927	2,920	30,992	590	2,190,542	35,787
Overseas Fund	7,953,070	79,246	828,178	9,674	123,295	1,459	8,657,953	87,463
Preferred Securities Fund	2,635,253	25,884	239,950	2,398	53,470	533	2,821,733	27,749
SmallCap Growth Fund I	2,004,680	17,690	289,439	4,049	28,029	405	2,266,090	21,335
SmallCap Value Fund II	2,141,783	19,198	220,311	2,985	29,414	405	2,332,680	21,779

		$1,180,707		$140,530		$53,255		$1,280,975

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$702			$—			$—
Bond Market Index Fund		2,108			—			—
Core Plus Bond Fund I		2,391			(1)			—
Diversified International Fund		1,876			2			—
Diversified Real Asset Fund		638			—			106
Global Diversified Income Fund		258			—			—
Global Multi-Strategy Fund		241			—			160
Global Opportunities Fund		425			2			—
Global Real Estate Securities Fund		1,911			(1)			765
High Yield Fund I		547			—			352
Inflation Protection Fund		67			(1)			497
International Emerging Markets Fund		370			—			—
LargeCap Growth Fund		100			1			3,163
LargeCap Growth Fund I		876			2			8,607
LargeCap S&P 500 Index Fund		1,724			9			—
LargeCap Value Fund		2,641			1			4,708
LargeCap Value Fund I		—			12,958			—
LargeCap Value Fund III		792			15			—
MidCap Fund		63			1			191
MidCap Growth Fund III		2,203			1			4,701
MidCap Value Fund III		737			—			830
Overseas Fund		2,674			2			3,659
Preferred Securities Fund		426			—			744
SmallCap Growth Fund I		464			1			2,657
SmallCap Value Fund II		147			1			1,910
		$24,381			$12,993			$33,050
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2030 Fund January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.00%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.00%
Bond & Mortgage Securities Fund (a)	29,903,917	$323,261
Bond Market Index Fund (a)	26,975,372	288,367
Core Plus Bond Fund I (a)	29,251,449	321,181
Diversified International Fund (a)	37,513,559	426,904
Diversified Real Asset Fund (a)	10,589,429	127,285
Global Multi-Strategy Fund (a)	13,842,425	149,083
Global Opportunities Fund (a)	25,565,352	308,318
Global Real Estate Securities Fund (a)	34,906,627	283,442
High Yield Fund I (a)	11,847,583	124,873
Inflation Protection Fund (a)	9,506,813	80,523
International Emerging Markets Fund (a)	8,378,116	190,351
LargeCap Growth Fund (a)	18,679,805	199,127
LargeCap Growth Fund I (a)	61,824,114	769,092
LargeCap S&P 500 Index Fund (a)	36,508,525	456,722
LargeCap Value Fund (a)	27,130,985	338,595
LargeCap Value Fund III (a)	40,781,463	566,862
MidCap Growth Fund III (a)	17,763,799	210,146
MidCap Value Fund III (a)	11,179,152	207,820
Overseas Fund (a)	44,324,691	498,653
Preferred Securities Fund (a)	12,535,163	124,850
SmallCap Growth Fund I (a)	10,197,487	144,396
SmallCap Value Fund II (a)	10,335,469	135,705
		$6,275,556
TOTAL INVESTMENT COMPANIES		$6,275,556
Total Investments		$6,275,556
Liabilities in Excess of Other Assets, Net - 0.00%		$(233)
TOTAL NET ASSETS - 100.00%		$6,275,323

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		48.26%
International Equity Funds		27.21%
Fixed Income Funds		20.12%
Specialty Funds		4.41%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	29,774,758	$319,865	718,483	$7,712	589,324	$6,326	29,903,917	$321,251
Bond Market Index Fund	26,415,206	281,752	1,095,983	11,640	535,817	5,731	26,975,372	287,657
Core Plus Bond Fund I	28,615,601	309,721	1,209,746	13,224	573,898	6,326	29,251,449	316,617
Diversified International Fund	36,860,597	485,093	1,293,902	15,252	640,940	7,569	37,513,559	492,807
Diversified Real Asset Fund	10,382,913	111,223	407,941	4,902	201,425	2,433	10,589,429	113,691
Global Multi-Strategy Fund	13,728,868	143,200	388,640	4,204	275,083	2,974	13,842,425	144,433
Global Opportunities Fund	25,478,075	279,114	538,383	6,597	451,106	5,515	25,565,352	280,231
Global Real Estate Securities Fund	33,366,707	250,675	2,150,586	17,653	610,666	5,137	34,906,627	263,184
High Yield Fund I	11,479,936	107,397	570,988	6,050	203,341	2,163	11,847,583	111,284
Inflation Protection Fund	9,362,582	83,290	399,423	3,362	255,192	2,163	9,506,813	84,486
International Emerging Markets Fund	8,326,114	202,967	224,564	5,415	172,562	4,217	8,378,116	204,165
LargeCap Growth Fund	16,766,268	103,576	2,168,230	23,365	254,693	2,865	18,679,805	124,141
LargeCap Growth Fund I	58,224,969	463,512	4,531,042	56,581	931,897	11,896	61,824,114	508,342
LargeCap S&P 500 Index Fund	35,983,418	336,129	1,117,885	14,258	592,778	7,570	36,508,525	342,899
LargeCap Value Fund	24,582,800	234,575	2,956,137	37,941	407,952	5,408	27,130,985	267,115
LargeCap Value Fund I	12,819,494	115,285	—	—	12,819,494	187,693	—	—
LargeCap Value Fund III	27,148,143	362,370	14,075,954	196,479	442,634	6,325	40,781,463	552,573
MidCap Growth Fund III	14,734,074	141,213	3,287,478	39,242	257,753	3,353	17,763,799	177,133
MidCap Value Fund III	10,774,345	171,744	580,640	10,980	175,833	3,352	11,179,152	179,400
Overseas Fund	41,584,638	386,252	3,376,302	39,244	636,249	7,570	44,324,691	417,957
Preferred Securities Fund	12,029,286	122,749	721,744	7,186	215,867	2,163	12,535,163	127,770
SmallCap Growth Fund I	9,190,971	85,347	1,143,841	15,875	137,325	2,001	10,197,487	99,227
SmallCap Value Fund II	9,670,993	76,211	809,415	10,919	144,939	2,000	10,335,469	85,153

		$5,173,260		$548,081		$292,750		$5,501,516

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$2,259			$—			$—
Bond Market Index Fund		6,634			(4)			—
Core Plus Bond Fund I		7,698			(2)			—
Diversified International Fund		8,640			31			—
Diversified Real Asset Fund		2,381			(1)			396
Global Multi-Strategy Fund		964			3			642
Global Opportunities Fund		1,780			35			—
Global Real Estate Securities Fund		9,399			(7)			3,767
High Yield Fund I		2,550			—			1,639
Inflation Protection Fund		176			(3)			1,297
International Emerging Markets Fund		1,731			—			—
LargeCap Growth Fund		636			65			20,226
LargeCap Growth Fund I		4,265			145			41,925
LargeCap S&P 500 Index Fund		7,646			82			—
LargeCap Value Fund		11,936			7			21,282
LargeCap Value Fund I		—			72,408			—
LargeCap Value Fund III		3,651			49			—
MidCap Growth Fund III		11,587			31			24,727
MidCap Value Fund III		3,788			28			4,264
Overseas Fund		13,770			31			18,862
Preferred Securities Fund		1,908			(2)			3,334
SmallCap Growth Fund I		2,101			6			12,027
SmallCap Value Fund II		654			23			8,518
		$106,154			$72,925			$162,906
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2035 Fund January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.91%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.91%
Bond & Mortgage Securities Fund (a)	3,720,666	$40,220
Bond Market Index Fund (a)	3,382,564	36,160
Core Plus Bond Fund I (a)	3,654,040	40,121
Diversified International Fund (a)	6,568,700	74,752
Diversified Real Asset Fund (a)	1,360,970	16,359
Global Multi-Strategy Fund (a)	2,168,421	23,354
Global Opportunities Fund (a)	4,628,186	55,816
Global Real Estate Securities Fund (a)	6,347,753	51,544
High Yield Fund I (a)	1,906,668	20,096
Inflation Protection Fund (a)	813,623	6,891
International Emerging Markets Fund (a)	1,489,093	33,832
LargeCap Growth Fund (a)	3,245,758	34,600
LargeCap Growth Fund I (a)	10,948,708	136,202
LargeCap S&P 500 Index Fund (a)	6,447,452	80,658
LargeCap Value Fund (a)	5,061,939	63,173
LargeCap Value Fund III (a)	7,258,492	100,893
MidCap Growth Fund III (a)	2,896,824	34,270
MidCap Value Fund III (a)	1,891,192	35,157
Overseas Fund (a)	7,050,093	79,314
Preferred Securities Fund (a)	1,660,264	16,536
SmallCap Growth Fund I (a)	1,722,755	24,394
SmallCap Value Fund II (a)	1,804,144	23,688
		$1,028,030
TOTAL INVESTMENT COMPANIES		$1,028,030
Total Investments		$1,028,030
Other Assets in Excess of Liabilities, Net - 0.09%		$887
TOTAL NET ASSETS - 100.00%		$1,028,917

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		51.81%
International Equity Funds		28.69%
Fixed Income Funds		15.55%
Specialty Funds		3.86%
Other Assets in Excess of Liabilities, Net		0.09%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	3,620,101	$36,503	186,336	$2,001	85,771	$920	3,720,666	$37,584
Bond Market Index Fund	3,251,048	35,487	192,298	2,048	60,782	649	3,382,564	36,886
Core Plus Bond Fund I	3,492,885	38,378	244,760	2,686	83,605	920	3,654,040	40,144
Diversified International Fund	6,327,649	59,310	368,143	4,331	127,092	1,501	6,568,700	62,141
Diversified Real Asset Fund	1,302,323	14,550	91,548	1,102	32,901	397	1,360,970	15,255
Global Multi-Strategy Fund	2,105,719	21,950	107,483	1,162	44,781	484	2,168,421	22,628
Global Opportunities Fund	4,525,879	50,118	187,749	2,291	85,442	1,046	4,628,186	51,365
Global Real Estate Securities Fund	5,951,528	45,873	515,369	4,255	119,144	997	6,347,753	49,131
High Yield Fund I	1,811,930	17,296	131,205	1,392	36,467	387	1,906,668	18,301
Inflation Protection Fund	778,617	6,900	57,924	490	22,918	194	813,623	7,196
International Emerging Markets Fund	1,446,047	30,896	76,392	1,838	33,346	814	1,489,093	31,920
LargeCap Growth Fund	2,864,623	17,972	433,033	4,695	51,898	581	3,245,758	22,087
LargeCap Growth Fund I	10,134,967	86,572	995,325	12,483	181,584	2,314	10,948,708	96,744
LargeCap S&P 500 Index Fund	6,242,217	53,061	317,248	4,041	112,013	1,433	6,447,452	55,677
LargeCap Value Fund	4,509,960	41,236	631,890	8,143	79,911	1,056	5,061,939	48,325
LargeCap Value Fund I	2,244,310	19,675	—	—	2,244,310	32,794	—	—
LargeCap Value Fund III	4,742,550	63,233	2,611,448	36,439	95,506	1,364	7,258,492	98,318
MidCap Growth Fund III	2,359,445	23,081	585,392	7,045	48,013	620	2,896,824	29,507
MidCap Value Fund III	1,790,650	28,990	133,053	2,520	32,511	619	1,891,192	30,892
Overseas Fund	6,493,001	65,249	683,540	7,981	126,448	1,500	7,050,093	71,730
Preferred Securities Fund	1,561,501	15,222	131,696	1,315	32,933	329	1,660,264	16,208
SmallCap Growth Fund I	1,528,162	13,665	220,594	3,083	26,001	378	1,722,755	16,370
SmallCap Value Fund II	1,661,394	15,099	170,102	2,302	27,352	378	1,804,144	17,024

		$800,316		$113,643		$51,675		$875,433

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$278			$—			$—
Bond Market Index Fund		825			—			—
Core Plus Bond Fund I		952			—			—
Diversified International Fund		1,503			1			—
Diversified Real Asset Fund		303			—			50
Global Multi-Strategy Fund		150			—			100
Global Opportunities Fund		320			2			—
Global Real Estate Securities Fund		1,696			—			679
High Yield Fund I		407			—			262
Inflation Protection Fund		15			—			110
International Emerging Markets Fund		305			—			—
LargeCap Growth Fund		110			1			3,490
LargeCap Growth Fund I		750			3			7,372
LargeCap S&P 500 Index Fund		1,340			8			—
LargeCap Value Fund		2,211			2			3,942
LargeCap Value Fund I		—			13,119			—
LargeCap Value Fund III		645			10			—
MidCap Growth Fund III		1,875			1			4,002
MidCap Value Fund III		636			1			716
Overseas Fund		2,176			—			2,977
Preferred Securities Fund		251			—			438
SmallCap Growth Fund I		353			—			2,018
SmallCap Value Fund II		114			1			1,477
		$17,215			$13,149			$27,633
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2040 Fund January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.92%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.92%
Bond & Mortgage Securities Fund (a)	9,116,279	$98,547
Bond Market Index Fund (a)	8,858,589	94,698
Core Plus Bond Fund I (a)	8,882,800	97,533
Diversified International Fund (a)	29,479,179	335,473
Diversified Real Asset Fund (a)	5,340,518	64,193
Global Multi-Strategy Fund (a)	8,280,480	89,181
Global Opportunities Fund (a)	19,124,041	230,636
Global Real Estate Securities Fund (a)	23,567,769	191,370
High Yield Fund I (a)	7,198,259	75,870
International Emerging Markets Fund (a)	6,910,288	157,002
LargeCap Growth Fund (a)	14,701,425	156,717
LargeCap Growth Fund I (a)	43,557,249	541,852
LargeCap S&P 500 Index Fund (a)	25,295,098	316,442
LargeCap Value Fund (a)	19,648,680	245,216
LargeCap Value Fund III (a)	30,294,912	421,099
MidCap Growth Fund III (a)	11,775,974	139,310
MidCap Value Fund III (a)	6,792,553	126,274
Overseas Fund (a)	30,390,150	341,889
Preferred Securities Fund (a)	6,265,684	62,406
SmallCap Growth Fund I (a)	6,867,492	97,244
SmallCap Value Fund II (a)	6,947,096	91,215
		$3,974,167
TOTAL INVESTMENT COMPANIES		$3,974,167
Total Investments		$3,974,167
Other Assets in Excess of Liabilities, Net - 0.08%		$3,132
TOTAL NET ASSETS - 100.00%		$3,977,299

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53.69%
International Equity Funds		31.59%
Fixed Income Funds		10.79%
Specialty Funds		3.85%
Other Assets in Excess of Liabilities, Net		0.08%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,044,232	$96,736	275,526	$2,957	203,479	$2,185	9,116,279	$97,508
Bond Market Index Fund	8,647,038	93,091	325,784	3,458	114,233	1,220	8,858,589	95,328
Core Plus Bond Fund I	8,658,308	93,342	422,866	4,630	198,374	2,184	8,882,800	95,787
Diversified International Fund	28,878,912	355,649	1,062,607	12,522	462,340	5,461	29,479,179	362,704
Diversified Real Asset Fund	5,218,834	56,261	217,487	2,614	95,803	1,156	5,340,518	57,718
Global Multi-Strategy Fund	8,184,348	85,341	244,640	2,646	148,508	1,606	8,280,480	86,382
Global Opportunities Fund	19,000,417	210,404	425,396	5,208	301,772	3,694	19,124,041	211,932
Global Real Estate Securities Fund	22,456,619	169,492	1,516,918	12,462	405,768	3,405	23,567,769	178,544
High Yield Fund I	6,953,645	66,191	365,500	3,874	120,886	1,285	7,198,259	68,780
International Emerging Markets Fund	6,843,911	161,058	183,616	4,428	117,239	2,858	6,910,288	162,628
LargeCap Growth Fund	13,161,896	82,907	1,734,265	18,708	194,736	2,184	14,701,425	99,443
LargeCap Growth Fund I	40,908,258	326,904	3,296,324	41,199	647,333	8,254	43,557,249	359,888
LargeCap S&P 500 Index Fund	24,859,406	223,514	827,637	10,556	391,945	5,011	25,295,098	229,100
LargeCap Value Fund	17,753,550	166,730	2,181,826	28,029	286,696	3,789	19,648,680	190,974
LargeCap Value Fund I	9,791,321	87,589	—	—	9,791,321	143,378	—	—
LargeCap Value Fund III	19,798,596	264,066	10,819,752	151,046	323,436	4,626	30,294,912	410,523
MidCap Growth Fund III	9,740,092	94,747	2,199,915	26,291	164,033	2,119	11,775,974	118,929
MidCap Value Fund III	6,527,632	105,340	376,091	7,117	111,170	2,121	6,792,553	110,344
Overseas Fund	28,434,389	274,226	2,415,520	28,105	459,759	5,460	30,390,150	296,876
Preferred Securities Fund	5,994,788	59,851	367,191	3,657	96,295	963	6,265,684	62,545
SmallCap Growth Fund I	6,173,980	56,950	784,067	10,894	90,555	1,316	6,867,492	66,528
SmallCap Value Fund II	6,483,735	51,391	558,884	7,546	95,523	1,317	6,947,096	57,626

		$3,181,780		$387,947		$205,592		$3,420,087

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$688			$—			$—
Bond Market Index Fund		2,177			(1)			—
Core Plus Bond Fund I		2,338			(1)			—
Diversified International Fund		6,792			(6)			—
Diversified Real Asset Fund		1,201			(1)			200
Global Multi-Strategy Fund		577			1			384
Global Opportunities Fund		1,332			14			—
Global Real Estate Securities Fund		6,346			(5)			2,542
High Yield Fund I		1,548			—			996
International Emerging Markets Fund		1,428			—			—
LargeCap Growth Fund		500			12			15,915
LargeCap Growth Fund I		3,004			39			29,531
LargeCap S&P 500 Index Fund		5,297			41			—
LargeCap Value Fund		8,643			4			15,409
LargeCap Value Fund I		—			55,789			—
LargeCap Value Fund III		2,712			37			—
MidCap Growth Fund III		7,679			10			16,387
MidCap Value Fund III		2,301			8			2,590
Overseas Fund		9,445			5			12,930
Preferred Securities Fund		953			—			1,666
SmallCap Growth Fund I		1,415			—			8,098
SmallCap Value Fund II		439			6			5,724
		$66,815			$55,952			$112,372
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2045 Fund January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.88%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.88%
Bond & Mortgage Securities Fund (a)	1,003,289	$10,846
Bond Market Index Fund (a)	790,494	8,450
Core Plus Bond Fund I (a)	1,090,006	11,968
Diversified International Fund (a)	4,467,123	50,836
Diversified Real Asset Fund (a)	624,815	7,510
Global Multi-Strategy Fund (a)	1,072,695	11,553
Global Opportunities Fund (a)	2,994,099	36,109
Global Real Estate Securities Fund (a)	3,649,058	29,630
High Yield Fund I (a)	1,061,482	11,188
International Emerging Markets Fund (a)	918,007	20,857
LargeCap Growth Fund (a)	2,120,455	22,604
LargeCap Growth Fund I (a)	6,597,057	82,068
LargeCap S&P 500 Index Fund (a)	3,739,260	46,778
LargeCap Value Fund (a)	2,981,926	37,215
LargeCap Value Fund III (a)	4,559,724	63,380
MidCap Growth Fund III (a)	1,733,058	20,502
MidCap Value Fund III (a)	1,101,391	20,475
Overseas Fund (a)	4,738,485	53,308
Preferred Securities Fund (a)	1,168,006	11,633
SmallCap Growth Fund I (a)	1,008,422	14,279
SmallCap Value Fund II (a)	1,053,175	13,828
		$585,017
TOTAL INVESTMENT COMPANIES		$585,017
Total Investments		$585,017
Other Assets in Excess of Liabilities, Net - 0.12%		$725
TOTAL NET ASSETS - 100.00%		$585,742

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.83%
International Equity Funds		32.57%
Fixed Income Funds		9.23%
Specialty Funds		3.25%
Other Assets in Excess of Liabilities, Net		0.12%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	955,724	$9,796	65,664	$705	18,099	$193	1,003,289	$10,308
Bond Market Index Fund	754,848	8,197	43,394	462	7,748	81	790,494	8,578
Core Plus Bond Fund I	1,025,121	11,346	82,164	904	17,279	190	1,090,006	12,060
Diversified International Fund	4,236,401	41,208	293,918	3,460	63,196	747	4,467,123	43,922
Diversified Real Asset Fund	586,538	6,634	49,239	593	10,962	132	624,815	7,095
Global Multi-Strategy Fund	1,022,362	10,665	67,488	730	17,155	186	1,072,695	11,209
Global Opportunities Fund	2,881,030	32,043	155,089	1,893	42,020	517	2,994,099	33,420
Global Real Estate Securities Fund	3,362,873	26,011	339,837	2,817	53,652	446	3,649,058	28,382
High Yield Fund I	991,805	9,729	85,237	905	15,560	164	1,061,482	10,470
International Emerging Markets Fund	873,652	19,470	60,310	1,455	15,955	388	918,007	20,537
LargeCap Growth Fund	1,846,155	12,508	299,406	3,261	25,106	281	2,120,455	15,488
LargeCap Growth Fund I	6,012,455	53,649	670,026	8,436	85,424	1,090	6,597,057	60,995
LargeCap S&P 500 Index Fund	3,562,221	31,374	227,814	2,906	50,775	653	3,739,260	33,629
LargeCap Value Fund	2,615,536	24,561	403,951	5,229	37,561	495	2,981,926	29,295
LargeCap Value Fund I	1,381,652	12,458	—	—	1,381,652	20,198	—	—
LargeCap Value Fund III	2,940,463	39,196	1,672,405	23,355	53,144	759	4,559,724	61,797
MidCap Growth Fund III	1,390,610	14,183	364,016	4,407	21,568	277	1,733,058	18,313
MidCap Value Fund III	1,026,964	16,692	88,916	1,688	14,489	276	1,101,391	18,104
Overseas Fund	4,298,370	44,126	503,043	5,893	62,928	748	4,738,485	49,271
Preferred Securities Fund	1,082,016	10,799	102,535	1,026	16,545	166	1,168,006	11,659
SmallCap Growth Fund I	881,605	8,341	138,755	1,949	11,938	172	1,008,422	10,118
SmallCap Value Fund II	955,897	8,976	109,816	1,491	12,538	172	1,053,175	10,295

		$451,962		$73,565		$28,331		$504,945

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$74			$—			$—
Bond Market Index Fund		193			—			—
Core Plus Bond Fund I		283			—			—
Diversified International Fund		1,019			1			—
Diversified Real Asset Fund		139			—			23
Global Multi-Strategy Fund		74			—			49
Global Opportunities Fund		206			1			—
Global Real Estate Securities Fund		971			—			389
High Yield Fund I		225			—			145
International Emerging Markets Fund		187			—			—
LargeCap Growth Fund		71			—			2,272
LargeCap Growth Fund I		450			—			4,424
LargeCap S&P 500 Index Fund		774			2			—
LargeCap Value Fund		1,297			—			2,313
LargeCap Value Fund I		—			7,740			—
LargeCap Value Fund III		404			5			—
MidCap Growth Fund III		1,118			—			2,385
MidCap Value Fund III		369			—			416
Overseas Fund		1,458			—			1,993
Preferred Securities Fund		176			—			307
SmallCap Growth Fund I		206			—			1,177
SmallCap Value Fund II		66			—			859
		$9,760			$7,749			$16,752
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2050 Fund January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.90%
Bond & Mortgage Securities Fund (a)	2,079,502	$22,479
Bond Market Index Fund (a)	524,121	5,603
Core Plus Bond Fund I (a)	2,024,780	22,232
Diversified International Fund (a)	15,137,122	172,261
Diversified Real Asset Fund (a)	1,843,747	22,162
Global Multi-Strategy Fund (a)	2,889,117	31,116
Global Opportunities Fund (a)	10,192,267	122,919
Global Real Estate Securities Fund (a)	12,060,127	97,928
High Yield Fund I (a)	3,649,005	38,461
International Emerging Markets Fund (a)	3,127,924	71,066
LargeCap Growth Fund (a)	7,173,309	76,468
LargeCap Growth Fund I (a)	21,863,853	271,986
LargeCap S&P 500 Index Fund (a)	12,687,152	158,716
LargeCap Value Fund (a)	10,119,547	126,292
LargeCap Value Fund III (a)	15,972,298	222,015
MidCap Growth Fund III (a)	5,858,601	69,307
MidCap Value Fund III (a)	3,353,276	62,337
Overseas Fund (a)	16,226,315	182,546
Preferred Securities Fund (a)	3,935,395	39,197
SmallCap Growth Fund I (a)	3,377,429	47,824
SmallCap Value Fund II (a)	3,456,639	45,386
		$1,908,301
TOTAL INVESTMENT COMPANIES		$1,908,301
Total Investments		$1,908,301
Other Assets in Excess of Liabilities, Net - 0.10%		$1,866
TOTAL NET ASSETS - 100.00%		$1,910,167

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		56.55%
International Equity Funds		33.87%
Fixed Income Funds		6.69%
Specialty Funds		2.79%
Other Assets in Excess of Liabilities, Net		0.10%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	2,026,849	$21,818	98,756	$1,060	46,103	$494	2,079,502	$22,384
Bond Market Index Fund	511,933	5,398	12,188	129	—	—	524,121	5,527
Core Plus Bond Fund I	1,939,833	21,018	128,632	1,411	43,685	479	2,024,780	21,950
Diversified International Fund	14,626,586	174,928	766,240	9,027	255,704	3,014	15,137,122	180,941
Diversified Real Asset Fund	1,770,322	18,990	113,210	1,362	39,785	478	1,843,747	19,874
Global Multi-Strategy Fund	2,808,689	29,000	139,382	1,508	58,954	638	2,889,117	29,870
Global Opportunities Fund	9,989,176	111,603	374,589	4,583	171,498	2,105	10,192,267	114,084
Global Real Estate Securities Fund	11,330,567	85,758	941,442	7,760	211,882	1,754	12,060,127	91,763
High Yield Fund I	3,478,617	35,306	230,639	2,446	60,251	638	3,649,005	37,114
International Emerging Markets Fund	3,046,561	73,280	146,142	3,522	64,779	1,564	3,127,924	75,238
LargeCap Growth Fund	6,346,551	39,777	929,232	10,065	102,474	1,131	7,173,309	48,713
LargeCap Growth Fund I	20,274,054	168,062	1,929,071	24,195	339,272	4,307	21,863,853	187,950
LargeCap S&P 500 Index Fund	12,310,958	112,945	575,243	7,344	199,049	2,551	12,687,152	117,745
LargeCap Value Fund	9,030,855	86,546	1,240,265	15,981	151,573	1,979	10,119,547	100,550
LargeCap Value Fund I	4,988,358	44,644	—	—	4,988,358	72,893	—	—
LargeCap Value Fund III	10,428,542	139,086	5,751,333	80,260	207,577	2,966	15,972,298	216,396
MidCap Growth Fund III	4,784,628	46,672	1,161,478	13,953	87,505	1,101	5,858,601	59,527
MidCap Value Fund III	3,177,430	51,027	233,666	4,430	57,820	1,101	3,353,276	54,358
Overseas Fund	14,986,830	147,625	1,495,486	17,454	256,001	3,014	16,226,315	162,065
Preferred Securities Fund	3,716,067	38,204	283,421	2,827	64,093	638	3,935,395	40,393
SmallCap Growth Fund I	3,000,886	28,915	424,181	5,924	47,638	685	3,377,429	34,154
SmallCap Value Fund II	3,187,831	26,080	318,886	4,318	50,078	686	3,456,639	29,713

		$1,506,682		$219,559		$104,216		$1,650,309

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$156			$—			$—
Bond Market Index Fund		129			—			—
Core Plus Bond Fund I		530			—			—
Diversified International Fund		3,479			—			—
Diversified Real Asset Fund		413			—			68
Global Multi-Strategy Fund		200			—			133
Global Opportunities Fund		708			3			—
Global Real Estate Securities Fund		3,236			(1)			1,295
High Yield Fund I		781			—			503
International Emerging Markets Fund		645			—			—
LargeCap Growth Fund		243			2			7,738
LargeCap Growth Fund I		1,502			—			14,767
LargeCap S&P 500 Index Fund		2,647			7			—
LargeCap Value Fund		4,435			2			7,906
LargeCap Value Fund I		—			28,249			—
LargeCap Value Fund III		1,425			16			—
MidCap Growth Fund III		3,806			3			8,122
MidCap Value Fund III		1,132			2			1,273
Overseas Fund		5,029			—			6,877
Preferred Securities Fund		597			—			1,042
SmallCap Growth Fund I		693			—			3,969
SmallCap Value Fund II		218			1			2,838
		$32,004			$28,284			$56,531
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2055 Fund January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.79%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.79%
Bond & Mortgage Securities Fund (a)	131,749	$1,424
Bond Market Index Fund (a)	25,120	269
Core Plus Bond Fund I (a)	127,825	1,404
Diversified International Fund (a)	978,157	11,131
Diversified Real Asset Fund (a)	146,545	1,761
Global Multi-Strategy Fund (a)	198,167	2,134
Global Opportunities Fund (a)	684,093	8,250
Global Real Estate Securities Fund (a)	780,917	6,341
High Yield Fund I (a)	229,027	2,414
International Emerging Markets Fund (a)	213,332	4,847
LargeCap Growth Fund (a)	483,535	5,154
LargeCap Growth Fund I (a)	1,438,623	17,896
LargeCap S&P 500 Index Fund (a)	828,924	10,370
LargeCap Value Fund (a)	638,210	7,965
LargeCap Value Fund III (a)	1,006,424	13,989
MidCap Growth Fund III (a)	349,001	4,129
MidCap Value Fund III (a)	233,438	4,340
Overseas Fund (a)	1,077,436	12,121
Preferred Securities Fund (a)	239,615	2,387
SmallCap Growth Fund I (a)	215,651	3,054
SmallCap Value Fund II (a)	220,940	2,901
		$124,281
TOTAL INVESTMENT COMPANIES		$124,281
Total Investments		$124,281
Other Assets in Excess of Liabilities, Net - 0.21%		$263
TOTAL NET ASSETS - 100.00%		$124,544

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		56.05%
International Equity Funds		34.27%
Fixed Income Funds		6.35%
Specialty Funds		3.12%
Other Assets in Excess of Liabilities, Net		0.21%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2014 (unaudited)

	October 31,	October 31,						January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	118,783	$1,235	15,804	$170	2,838		$30	131,749	$1,375
Bond Market Index Fund	24,536	266	584	6	—		—	25,120	272
Core Plus Bond Fund I	113,085	1,259	17,530	193	2,790		30	127,825	1,422
Diversified International Fund	875,109	8,900	122,572	1,442	19,524		231	978,157	10,111
Diversified Real Asset Fund	130,477	1,510	19,102	230	3,034		36	146,545	1,704
Global Multi-Strategy Fund	176,805	1,845	25,852	279	4,490		48	198,167	2,076
Global Opportunities Fund	622,325	6,935	75,067	915	13,299		164	684,093	7,686
Global Real Estate Securities Fund	677,963	5,298	119,223	994	16,269		134	780,917	6,158
High Yield Fund I	202,224	2,054	31,412	334	4,609		49	229,027	2,339
International Emerging Markets Fund	190,025	4,461	28,336	686	5,029		121	213,332	5,026
LargeCap Growth Fund	401,065	3,068	90,602	997	8,132		89	483,535	3,976
LargeCap Growth Fund I	1,243,829	11,773	220,931	2,798	26,137		332	1,438,623	14,239
LargeCap S&P 500 Index Fund	750,099	7,010	93,954	1,198	15,129		195	828,924	8,014
LargeCap Value Fund	531,971	5,294	117,529	1,534	11,290		145	638,210	6,683
LargeCap Value Fund I	274,335	2,590	—	—	274,335		3,970	—	—
LargeCap Value Fund III	629,040	8,388	396,459	5,498	19,075		273	1,006,424	13,615
MidCap Growth Fund III	263,229	2,798	92,679	1,144	6,907		85	349,001	3,857
MidCap Value Fund III	205,642	3,358	32,268	614	4,472		85	233,438	3,887
Overseas Fund	927,618	9,694	169,475	1,997	19,657		232	1,077,436	11,459
Preferred Securities Fund	209,163	2,112	35,366	355	4,914		49	239,615	2,418
SmallCap Growth Fund I	179,334	1,844	39,980	568	3,663		51	215,651	2,361
SmallCap Value Fund II	190,521	1,876	34,248	468	3,829		52	220,940	2,292

		$93,568		$22,420			$6,401		$110,970

				Realized Gain/Loss				Realized Gain from
		Income		on Investments			Capital Gain Distributions
Bond & Mortgage Securities Fund		$10			$—	$			—
Bond Market Index Fund		6			—				—
Core Plus Bond Fund I		33			—				—
Diversified International Fund		221			—				—
Diversified Real Asset Fund		32			—				5
Global Multi-Strategy Fund		13			—				9
Global Opportunities Fund		47			—				—
Global Real Estate Securities Fund		205			—				82
High Yield Fund I		48			—				31
International Emerging Markets Fund		43			—				—
LargeCap Growth Fund		16			—				512
LargeCap Growth Fund I		97			—				952
LargeCap S&P 500 Index Fund		169			1				—
LargeCap Value Fund		274			—				489
LargeCap Value Fund I		—			1,380				—
LargeCap Value Fund III		88			2				—
MidCap Growth Fund III		221			—				473
MidCap Value Fund III		77			—				87
Overseas Fund		328			—				447
Preferred Securities Fund		36			—				62
SmallCap Growth Fund I		43			—				248
SmallCap Value Fund II		14			—				178
		$2,021			$1,383	$			3,575
Amounts in thousands except shares

See accompanying notes

Schedule of Investments Principal LifeTime 2060 Fund January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 93.61%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 93.61%
Bond & Mortgage Securities Fund (a)	8,691	$94
Core Plus Bond Fund I (a)	8,572	94
Diversified International Fund (a)	60,981	694
Diversified Real Asset Fund (a)	9,369	113
Global Multi-Strategy Fund (a)	13,821	149
Global Opportunities Fund (a)	41,402	499
Global Real Estate Securities Fund (a)	50,137	407
High Yield Fund I (a)	14,192	150
International Emerging Markets Fund (a)	15,834	360
LargeCap Growth Fund (a)	25,475	271
LargeCap Growth Fund I (a)	81,803	1,018
LargeCap S&P 500 Index Fund (a)	47,211	591
LargeCap Value Fund (a)	35,548	444
LargeCap Value Fund III (a)	59,377	825
MidCap Growth Fund III (a)	21,955	260
MidCap Value Fund III (a)	14,005	260
Overseas Fund (a)	61,684	694
Preferred Securities Fund (a)	15,029	150
SmallCap Growth Fund I (a)	11,478	162
SmallCap Value Fund II (a)	12,057	158
		$7,393
TOTAL INVESTMENT COMPANIES		$7,393
Total Investments		$7,393
Other Assets in Excess of Liabilities, Net - 6.39%		$505
TOTAL NET ASSETS - 100.00%		$7,898

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		50.52%
International Equity Funds		33.61%
Fixed Income Funds		6.17%
Specialty Funds		3.31%
Other Assets in Excess of Liabilities, Net		6.39%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2060 Fund
January 31, 2014 (unaudited)

	October 31,	October 31,							January 31,	January 31,
Affiliated Securities	2013	2013		Purchases	Purchases	Sales		Sales	2014	2014
	Shares	Cost		Shares	Cost	Shares		Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	879	$10		7,895	$85	83		$1	8,691	$94
Core Plus Bond Fund I	846	9		7,807	85	81		—	8,572	94
Diversified International Fund	6,512	72		55,037	646	568		6	60,981	712
Diversified Real Asset Fund	945	11		8,512	102	88		1	9,369	112
Global Multi-Strategy Fund	1,423	15		12,529	136	131		1	13,821	150
Global Opportunities Fund	4,579	51		37,215	458	392		4	41,402	505
Global Real Estate Securities Fund	4,789	42		45,813	375	465		4	50,137	413
High Yield Fund I	1,437	15		12,889	136	134		1	14,192	150
International Emerging Markets Fund	1,529	38		14,450	340	145		4	15,834	374
LargeCap Growth Fund	2,646	28		23,062	251	233		3	25,475	276
LargeCap Growth Fund I	9,044	104		73,519	931	760		11	81,803	1,024
LargeCap S&P 500 Index Fund	5,244	62		42,412	544	445		7	47,211	599
LargeCap Value Fund	3,605	46		32,267	412	324		4	35,548	454
LargeCap Value Fund I	3,039	40		—	—	3,039		44	—	—
LargeCap Value Fund III	3,398	46		56,543	805	564		8	59,377	843
MidCap Growth Fund III	2,087	27		20,062	243	194		3	21,955	267
MidCap Value Fund III	1,548	27		12,589	239	132		3	14,005	263
Overseas Fund	6,463	72		55,788	650	567		7	61,684	715
Preferred Securities Fund	1,471	15		13,700	136	142		1	15,029	150
SmallCap Growth Fund I	1,249	16		10,334	148	105		1	11,478	163
SmallCap Value Fund II	1,308	16		10,860	147	111		—	12,057	163

		$762			$6,869			$114		$7,521

					Realized Gain/Loss				Realized Gain from
		Income			on Investments			Capital Gain Distributions
Bond & Mortgage Securities Fund			$—			$—	$			—
Core Plus Bond Fund I			—			—				—
Diversified International Fund			2			—				—
Diversified Real Asset Fund			—			—				—
Global Multi-Strategy Fund			—			—				—
Global Opportunities Fund			—			—				—
Global Real Estate Securities Fund			1			—				1
High Yield Fund I			1			—				—
International Emerging Markets Fund			—			—				—
LargeCap Growth Fund			—			—				3
LargeCap Growth Fund I			1			—				7
LargeCap S&P 500 Index Fund			1			—				—
LargeCap Value Fund			2			—				3
LargeCap Value Fund I			—			4				—
LargeCap Value Fund III			1			—				—
MidCap Growth Fund III			2			—				4
MidCap Value Fund III			1			—				1
Overseas Fund			2			—				3
Preferred Securities Fund			1			—				—
SmallCap Growth Fund I			—			—				2
SmallCap Value Fund II			—			—				1
			$15			$4	$			25
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.83%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.83%
Bond & Mortgage Securities Fund (a)	9,863,885	$106,629
Bond Market Index Fund (a)	8,491,159	90,770
Core Plus Bond Fund I (a)	9,668,910	106,165
Diversified International Fund (a)	1,701,278	19,361
Diversified Real Asset Fund (a)	2,976,831	35,781
Equity Income Fund (a)	2,092,928	48,807
Global Diversified Income Fund (a)	3,757,596	52,944
Global Multi-Strategy Fund (a)	2,003,790	21,581
Global Opportunities Fund (a)	579,020	6,983
High Yield Fund I (a)	2,659,045	28,026
Inflation Protection Fund (a)	6,146,464	52,061
International Emerging Markets Fund (a)	200,186	4,548
LargeCap Growth Fund I (a)	2,276,719	28,322
LargeCap S&P 500 Index Fund (a)	1,446,246	18,093
MidCap Fund (a)	1,138,104	22,523
Overseas Fund (a)	1,827,818	20,563
Short-Term Income Fund (a)	8,232,734	100,769
SmallCap Growth Fund I (a)	396,679	5,617
SmallCap Value Fund II (a)	418,802	5,499
		$775,042
TOTAL INVESTMENT COMPANIES		$775,042
Total Investments		$775,042
Other Assets in Excess of Liabilities, Net - 0.17%		$1,343
TOTAL NET ASSETS - 100.00%		$776,385

(a) Affiliated Security

Portfolio Summary (unaudited)

Fund Type		Percent
Fixed Income Funds		62.39%
Domestic Equity Funds		16.60%
Specialty Funds		14.21%
International Equity Funds		6.63%
Other Assets in Excess of Liabilities, Net		0.17%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Bond & Mortgage Securities Fund	9,846,406	$106,457	286,809	$3,079	269,330	$2,891	9,863,885	$106,644
Bond Market Index Fund	8,343,192	89,452	418,075	4,437	270,108	2,892	8,491,159	90,996
Core Plus Bond Fund I	9,482,783	100,703	448,204	4,892	262,077	2,891	9,668,910	102,698
Diversified International Fund	1,675,071	20,437	63,936	752	37,729	444	1,701,278	20,751
Diversified Real Asset Fund	2,927,521	30,721	134,912	1,619	85,602	1,033	2,976,831	31,317
Equity Income Fund	2,089,639	39,541	53,750	1,280	50,461	1,198	2,092,928	39,677
Global Diversified Income Fund	3,718,254	40,588	123,489	1,740	84,147	1,188	3,757,596	41,140
Global Multi-Strategy Fund	1,992,990	20,444	68,099	737	57,299	619	2,003,790	20,564
Global Opportunities Fund	578,922	6,252	17,011	208	16,913	206	579,020	6,259
High Yield Fund I	2,583,171	25,489	143,887	1,523	68,013	723	2,659,045	26,289
Inflation Protection Fund	6,063,687	52,641	253,451	2,128	170,674	1,447	6,146,464	53,337
International Emerging Markets Fund	199,605	4,798	6,996	167	6,415	154	200,186	4,811
LargeCap Growth Fund I	2,148,785	17,084	176,506	2,203	48,572	620	2,276,719	18,719
LargeCap S&P 500 Index Fund	1,428,494	14,005	50,084	639	32,332	414	1,446,246	14,246
MidCap Fund	1,115,759	16,449	44,214	891	21,869	444	1,138,104	16,926
Overseas Fund	1,718,444	16,180	146,846	1,704	37,472	445	1,827,818	17,453
Short-Term Income Fund	8,230,771	98,718	234,042	2,863	232,079	2,839	8,232,734	98,745
SmallCap Growth Fund I	358,127	2,888	45,635	633	7,083	104	396,679	3,424
SmallCap Value Fund II	392,510	3,032	33,792	455	7,500	104	418,802	3,395

		$705,879		$31,950		$20,656		$717,391

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Bond & Mortgage Securities Fund		$745			$(1)			$—
Bond Market Index Fund		2,081			(1)			—
Core Plus Bond Fund I		2,537			(6)			—
Diversified International Fund		390			6			—
Diversified Real Asset Fund		667			10			111
Equity Income Fund		305			54			—
Global Diversified Income Fund		792			—			—
Global Multi-Strategy Fund		139			2			93
Global Opportunities Fund		40			5			—
High Yield Fund I		572			—			367
Inflation Protection Fund		113			15			837
International Emerging Markets Fund		41			—			—
LargeCap Growth Fund I		157			52			1,541
LargeCap S&P 500 Index Fund		302			16			—
MidCap Fund		132			30			397
Overseas Fund		566			14			776
Short-Term Income Fund		507			3			54
SmallCap Growth Fund I		82			7			467
SmallCap Value Fund II		27			12			345
		$10,195			$218			$4,988
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Real Estate Securities Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 98.38%	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Healthcare - Services - 1.01%				(continued)	Amount (000's)	Value(000	's)
Brookdale Senior Living Inc (a)	500,740	$13,751		Banks (continued)
				Investment in Joint Trading Account; Merrill	$4,368	$4,368
				Lynch Repurchase Agreement; 0.02%
Real Estate - 1.32%				dated 01/31/2014 maturing 02/03/2014
Jones Lang LaSalle Inc	156,960	17,934		(collateralized by US Government
				Securities; $4,455,088; 0.00% - 5.50%;
REITS - 96.05%				dated 02/25/14 - 07/05/22)
Apartment Investment & Management Co	1,336,163	37,372				$25,446
AvalonBay Communities Inc	327,654	40,465		TOTAL REPURCHASE AGREEMENTS		$25,446
Boston Properties Inc	520,519	56,263		Total Investments		$1,360,120
BRE Properties Inc	416,743	24,629		Liabilities in Excess of Other Assets, Net - (0.26)%		$(3,463)
Camden Property Trust	489,947	30,289		TOTAL NET ASSETS - 100.00%		$1,356,657
Corrections Corp of America	792,802	26,614
CubeSmart	1,201,166	19,795
DDR Corp	1,773,973	27,798		(a) Non-Income Producing Security
Duke Realty Corp	1,217,821	19,132
DuPont Fabros Technology Inc	372,353	9,677
EPR Properties	562,799	28,748
Equity One Inc	581,869	13,185		Portfolio Summary (unaudited)
Equity Residential	764,667	42,347		Sector		Percent
Essex Property Trust Inc	277,719	43,982		Financial		99.25%
Extra Space Storage Inc	684,356	31,248		Consumer, Non-cyclical		1.01%
Federal Realty Investment Trust	238,478	25,994		Liabilities in Excess of Other Assets, Net		(0.26)%
First Industrial Realty Trust Inc	2,168,571	37,213		TOTAL NET ASSETS		100.00%
General Growth Properties Inc	2,612,352	52,613
HCP Inc	755,651	29,584
Health Care REIT Inc	711,198	41,193
Host Hotels & Resorts Inc	3,133,141	57,618
Kilroy Realty Corp	471,718	24,907
LaSalle Hotel Properties	126,700	3,897
Medical Properties Trust Inc	516,603	6,855
Pebblebrook Hotel Trust	1,078,474	32,494
Pennsylvania Real Estate Investment Trust	571,671	10,662
Prologis Inc	1,660,282	64,353
Public Storage	287,773	45,350
Ramco-Gershenson Properties Trust	169,560	2,708
Saul Centers Inc	369,133	17,202
Senior Housing Properties Trust	643,689	14,496
Simon Property Group Inc	975,094	150,984
SL Green Realty Corp	637,059	59,737
Strategic Hotels & Resorts Inc (a)	1,927,274	17,943
Sunstone Hotel Investors Inc	1,505,738	19,319
Taubman Centers Inc	366,647	23,839
Ventas Inc	882,059	55,032
Vornado Realty Trust	589,047	54,092
Weingarten Realty Investors	115,900	3,360
		$1,302,989
TOTAL COMMON STOCKS		$1,334,674
	Maturity
REPURCHASE AGREEMENTS - 1.88%	Amount (000's)	Value(000	's)

Banks - 1.88%
Investment in Joint Trading Account; Barclays $	3,213	$3,213
Bank PLC Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $3,277,453; 0.25% - 1.50%;
dated 03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	8,685	8,685
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $8,858,486; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	9,181	9,180
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $9,364,150; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)

See accompanying notes

Schedule of Investments SAM Balanced Portfolio January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.97%
Blue Chip Fund (a)	8,345,694	$113,335
Bond & Mortgage Securities Fund (a)	4,978,438	53,817
Diversified International Fund (a)	36,398,338	414,213
Equity Income Fund (a)	23,343,671	544,374
Global Diversified Income Fund (a)	4,776,005	67,294
Global Multi-Strategy Fund (a)	15,244,353	164,182
Global Real Estate Securities Fund (a)	2,670,820	21,687
Government & High Quality Bond Fund (a)	39,861,389	436,881
High Yield Fund (a)	11,843,608	91,551
Income Fund (a)	62,850,011	609,017
International Emerging Markets Fund (a)	4,154,854	94,398
LargeCap Growth Fund (a)	32,567,917	347,174
LargeCap Growth Fund II (a)	11,796,714	115,254
LargeCap Value Fund (a)	37,322,007	465,779
MidCap Fund (a)	5,961,733	117,983
Preferred Securities Fund (a)	5,424,775	54,031
Principal Capital Appreciation Fund (a)	5,701,172	298,171
Short-Term Income Fund (a)	13,019,235	159,355
SmallCap Growth Fund I (a)	9,277,302	131,367
SmallCap Value Fund II (a)	9,776,881	128,370
Small-MidCap Dividend Income Fund (a)	7,301,255	96,011
		$4,524,244
TOTAL INVESTMENT COMPANIES		$4,524,244
Total Investments		$4,524,244
Other Assets in Excess of Liabilities, Net - 0.03%		$1,252
TOTAL NET ASSETS - 100.00%		$4,525,496

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		52.10%
Fixed Income Funds		31.03%
International Equity Funds		11.72%
Specialty Funds		5.12%
Other Assets in Excess of Liabilities, Net		0.03%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	8,370,648	$107,825	86,438	$1,198	111,392	$1,548	8,345,694	$107,502
Bond & Mortgage Securities Fund	4,881,613	53,581	96,825	1,040	—	—	4,978,438	54,621
Diversified International Fund	36,039,977	344,492	825,288	9,747	466,927	5,501	36,398,338	348,705
Equity Income Fund	23,339,380	353,186	270,246	6,467	265,955	6,312	23,343,671	353,429
Global Diversified Income Fund	4,724,084	63,001	118,039	1,663	66,118	932	4,776,005	63,726
Global Multi-Strategy Fund	14,814,969	152,940	429,384	4,643	—	—	15,244,353	157,583
Global Real Estate Securities Fund	2,547,617	18,497	123,203	1,006	—	—	2,670,820	19,503
Government & High Quality Bond	39,412,766	418,186	790,603	8,622	341,980	3,728	39,861,389	422,942
Fund
High Yield Fund	11,303,214	80,077	599,992	4,661	59,598	466	11,843,608	84,266
Income Fund	61,964,630	570,690	1,392,165	13,389	506,784	4,870	62,850,011	579,026
International Emerging Markets Fund	4,115,403	91,297	77,628	1,875	38,177	931	4,154,854	92,168
LargeCap Growth Fund	29,456,261	180,046	3,522,669	37,804	411,013	4,658	32,567,917	213,661
LargeCap Growth Fund II	10,856,124	65,391	1,090,789	10,848	150,199	1,546	11,796,714	74,741
LargeCap Value Fund	34,006,073	397,431	3,774,546	48,297	458,612	6,102	37,322,007	439,615
MidCap Fund	5,875,294	50,041	155,226	3,120	68,787	1,397	5,961,733	52,073
Preferred Securities Fund	5,194,184	36,401	230,591	2,289	—	—	5,424,775	38,690
Principal Capital Appreciation Fund	5,558,801	176,265	207,417	11,131	65,046	3,516	5,701,172	184,178
Short-Term Income Fund	12,833,922	153,150	236,795	2,899	51,482	632	13,019,235	155,414
SmallCap Growth Fund I	8,431,757	86,057	958,773	13,235	113,228	1,653	9,277,302	97,773
SmallCap Value Fund II	9,205,870	102,379	671,940	9,031	100,929	1,397	9,776,881	110,049
Small-MidCap Dividend Income Fund	7,167,822	71,369	238,006	3,170	104,573	1,397	7,301,255	73,160

		$3,572,302		$196,135		$46,586		$3,722,825

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$346			$27			$2
Bond & Mortgage Securities Fund		374			—			—
Diversified International Fund		8,388			(33)			—
Equity Income Fund		3,410			88			—
Global Diversified Income Fund		1,009			(6)			—
Global Multi-Strategy Fund		1,049			—			697
Global Real Estate Securities Fund		718			—			288
Government & High Quality Bond Fund		3,658			(138)			—
High Yield Fund		2,086			(6)			1,291
Income Fund		6,338			(183)			—
International Emerging Markets Fund		856			(73)			—
LargeCap Growth Fund		1,111			469			35,334
LargeCap Growth Fund II		778			48			9,221
LargeCap Value Fund		16,448			(11)			29,311
MidCap Fund		693			309			2,088
Preferred Securities Fund		825			—			1,441
Principal Capital Appreciation Fund		3,440			298			6,333
Short-Term Income Fund		798			(3)			85
SmallCap Growth Fund I		1,918			134			10,978
SmallCap Value Fund II		620			36			8,072
Small-MidCap Dividend Income Fund		730			18			1,760
		$55,593			$974			$106,901
Amounts in thousands except shares

See accompanying notes

Schedule of Investments SAM Conservative Balanced Portfolio January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.90%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.90%
Blue Chip Fund (a)	1,886,858	$25,624
Bond & Mortgage Securities Fund (a)	3,424,172	37,015
Diversified International Fund (a)	8,070,489	91,842
Equity Income Fund (a)	5,272,943	122,965
Global Diversified Income Fund (a)	2,657,480	37,444
Global Multi-Strategy Fund (a)	3,618,924	38,976
Global Real Estate Securities Fund (a)	854,509	6,939
Government & High Quality Bond Fund (a)	21,683,774	237,654
High Yield Fund (a)	6,616,230	51,143
Income Fund (a)	33,318,559	322,857
International Emerging Markets Fund (a)	898,693	20,418
LargeCap Growth Fund (a)	7,477,116	79,706
LargeCap Growth Fund II (a)	2,654,702	25,936
LargeCap Value Fund (a)	8,459,579	105,576
MidCap Fund (a)	1,337,471	26,469
Preferred Securities Fund (a)	2,992,050	29,801
Principal Capital Appreciation Fund (a)	1,310,449	68,537
Short-Term Income Fund (a)	7,187,774	87,978
SmallCap Growth Fund I (a)	2,086,229	29,541
SmallCap Value Fund II (a)	2,153,194	28,271
Small-MidCap Dividend Income Fund (a)	1,682,828	22,129
		$1,496,821
TOTAL INVESTMENT COMPANIES		$1,496,821
Total Investments		$1,496,821
Other Assets in Excess of Liabilities, Net - 0.10%		$1,567
TOTAL NET ASSETS - 100.00%		$1,498,388

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		51.15%
Domestic Equity Funds		35.70%
International Equity Funds		7.95%
Specialty Funds		5.10%
Other Assets in Excess of Liabilities, Net		0.10%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,866,845	$23,762	31,394	$435	11,381	$158	1,886,858	$24,039
Bond & Mortgage Securities Fund	3,331,244	36,578	122,593	1,316	29,665	318	3,424,172	37,568
Diversified International Fund	7,943,252	74,711	248,614	2,933	121,377	1,430	8,070,489	76,198
Equity Income Fund	5,223,914	83,338	122,150	2,909	73,121	1,748	5,272,943	84,497
Global Diversified Income Fund	2,582,653	34,783	104,193	1,470	29,366	414	2,657,480	35,833
Global Multi-Strategy Fund	3,370,564	34,853	248,360	2,686	—	—	3,618,924	37,539
Global Real Estate Securities Fund	825,472	6,007	48,379	395	19,342	159	854,509	6,247
Government & High Quality Bond	21,083,586	227,630	805,207	8,779	205,019	2,228	21,683,774	234,084
Fund
High Yield Fund	6,292,656	46,075	393,211	3,060	69,637	541	6,616,230	48,579
Income Fund	32,249,800	302,624	1,367,260	13,149	298,501	2,863	33,318,559	312,792
International Emerging Markets Fund	882,815	18,295	22,437	541	6,559	158	898,693	18,666
LargeCap Growth Fund	6,672,254	45,708	906,043	9,777	101,181	1,112	7,477,116	54,327
LargeCap Growth Fund II	2,395,356	16,146	259,346	2,586	—	—	2,654,702	18,732
LargeCap Value Fund	7,635,435	86,932	946,641	12,153	122,497	1,589	8,459,579	97,426
MidCap Fund	1,318,425	14,379	34,700	697	15,654	317	1,337,471	14,786
Preferred Securities Fund	2,826,610	23,347	197,488	1,968	32,048	318	2,992,050	24,968
Principal Capital Appreciation Fund	1,257,040	40,954	68,130	3,662	14,721	794	1,310,449	43,819
Short-Term Income Fund	6,939,240	82,620	300,495	3,678	51,961	636	7,187,774	85,658
SmallCap Growth Fund I	1,874,269	19,817	234,218	3,249	22,258	317	2,086,229	22,736
SmallCap Value Fund II	2,044,163	22,804	143,899	1,933	34,868	477	2,153,194	24,268
Small-MidCap Dividend Income Fund	1,657,363	16,656	48,700	648	23,235	310	1,682,828	16,996

		$1,258,019		$78,024		$15,887		$1,319,758

				Realized Gain/Loss		Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$78			$—			$1
Bond & Mortgage Securities Fund		256			(8)			—
Diversified International Fund		1,863			(16)			—
Equity Income Fund		770			(2)			—
Global Diversified Income Fund		559			(6)			—
Global Multi-Strategy Fund		244			—			162
Global Real Estate Securities Fund		231			4			93
Government & High Quality Bond Fund		1,976			(97)			—
High Yield Fund		1,166			(15)			724
Income Fund		3,333			(118)			—
International Emerging Markets Fund		185			(12)			—
LargeCap Growth Fund		254			(46)			8,096
LargeCap Growth Fund II		173			—			2,056
LargeCap Value Fund		3,726			(70)			6,644
MidCap Fund		156			27			470
Preferred Securities Fund		453			(29)			791
Principal Capital Appreciation Fund		786			(3)			1,449
Short-Term Income Fund		437			(4)			47
SmallCap Growth Fund I		430			(13)			2,462
SmallCap Value Fund II		138			8			1,795
Small-MidCap Dividend Income Fund		169			2			408
		$17,383			$(398)			$25,198
Amounts in thousands except shares

See accompanying notes

Schedule of Investments SAM Conservative Growth Portfolio January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.05%
Blue Chip Fund (a)	7,166,108	$97,316
Diversified International Fund (a)	31,477,412	358,213
Diversified Real Asset Fund (a)	3,700,039	44,474
Equity Income Fund (a)	20,850,467	486,233
Global Multi-Strategy Fund (a)	12,997,558	139,984
Global Real Estate Securities Fund (a)	2,448,144	19,879
Government & High Quality Bond Fund (a)	9,260,546	101,496
High Yield Fund (a)	2,370,655	18,325
Income Fund (a)	15,632,724	151,481
International Emerging Markets Fund (a)	3,638,049	82,656
LargeCap Growth Fund (a)	29,120,365	310,423
LargeCap Growth Fund II (a)	10,097,035	98,648
LargeCap Value Fund (a)	32,060,663	400,117
MidCap Fund (a)	4,902,965	97,030
Preferred Securities Fund (a)	1,502,992	14,970
Principal Capital Appreciation Fund (a)	5,108,322	267,165
Short-Term Income Fund (a)	2,895,740	35,444
SmallCap Growth Fund I (a)	8,250,820	116,832
SmallCap Value Fund II (a)	8,632,901	113,350
Small-MidCap Dividend Income Fund (a)	6,288,941	82,699
		$3,036,735
TOTAL INVESTMENT COMPANIES		$3,036,735
Total Investments		$3,036,735
Liabilities in Excess of Other Assets, Net - (0.05)%		$(1,547)
TOTAL NET ASSETS - 100.00%		$3,035,188

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		68.20%
International Equity Funds		15.18%
Fixed Income Funds		10.59%
Specialty Funds		6.08%
Liabilities in Excess of Other Assets, Net		(0.05)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	7,160,712	$91,640	74,083	$1,026	68,687	$957	7,166,108	$91,716
Diversified International Fund	31,002,661	304,375	825,904	9,745	351,153	4,131	31,477,412	309,936
Diversified Real Asset Fund	3,661,797	40,634	81,011	971	42,769	517	3,700,039	41,113
Equity Income Fund	20,795,857	318,238	256,046	6,116	201,436	4,785	20,850,467	319,597
Global Multi-Strategy Fund	12,643,877	131,054	374,336	4,047	20,655	222	12,997,558	134,879
Global Real Estate Securities Fund	2,369,680	17,152	113,765	929	35,301	295	2,448,144	17,805
Government & High Quality Bond	9,123,150	95,503	191,476	2,088	54,080	590	9,260,546	96,997
Fund
High Yield Fund	2,252,527	14,726	118,128	918	—	—	2,370,655	15,644
Income Fund	15,337,182	138,897	387,554	3,728	92,012	883	15,632,724	141,730
International Emerging Markets Fund	3,605,525	85,666	65,812	1,586	33,288	813	3,638,049	86,389
LargeCap Growth Fund	26,261,037	173,345	3,174,222	34,082	314,894	3,535	29,120,365	204,174
LargeCap Growth Fund II	9,257,365	59,007	933,247	9,286	93,577	956	10,097,035	67,337
LargeCap Value Fund	29,091,629	338,299	3,254,571	41,660	285,537	3,751	32,060,663	376,149
MidCap Fund	4,825,054	39,990	135,974	2,734	58,063	1,178	4,902,965	41,800
Preferred Securities Fund	1,446,075	10,236	86,350	859	29,433	295	1,502,992	10,795
Principal Capital Appreciation Fund	4,967,520	157,038	193,290	10,371	52,488	2,834	5,108,322	164,621
Short-Term Income Fund	2,843,614	33,786	52,126	638	—	—	2,895,740	34,424
SmallCap Growth Fund I	7,452,261	75,699	879,653	12,166	81,094	1,178	8,250,820	86,752
SmallCap Value Fund II	8,147,618	90,888	605,559	8,142	120,276	1,655	8,632,901	97,408
Small-MidCap Dividend Income Fund	6,160,405	61,191	194,716	2,593	66,180	884	6,288,941	62,909

		$2,277,364		$153,685		$29,459		$2,402,175

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$297			$7			$2
Diversified International Fund		7,236			(53)			—
Diversified Real Asset Fund		832			25			139
Equity Income Fund		3,043			28			—
Global Multi-Strategy Fund		894			—			594
Global Real Estate Securities Fund		663			19			266
Government & High Quality Bond Fund		849			(4)			—
High Yield Fund		417			—			258
Income Fund		1,573			(12)			—
International Emerging Markets Fund		748			(50)			—
LargeCap Growth Fund		992			282			31,596
LargeCap Growth Fund II		665			—			7,895
LargeCap Value Fund		14,123			(59)			25,188
MidCap Fund		570			254			1,718
Preferred Securities Fund		229			(5)			400
Principal Capital Appreciation Fund		3,077			46			5,674
Short-Term Income Fund		177			—			19
SmallCap Growth Fund I		1,701			65			9,738
SmallCap Value Fund II		548			33			7,147
Small-MidCap Dividend Income Fund		629			9			1,518
		$39,263			$585			$92,152
Amounts in thousands except shares

See accompanying notes

Schedule of Investments SAM Flexible Income Portfolio January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 99.79%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 99.79%
Blue Chip Fund (a)	1,350,809	$18,344
Bond & Mortgage Securities Fund (a)	6,754,698	73,018
Diversified International Fund (a)	4,581,036	52,132
Equity Income Fund (a)	6,316,202	147,294
Global Diversified Income Fund (a)	5,849,736	82,423
Global Real Estate Securities Fund (a)	1,720,202	13,968
Government & High Quality Bond Fund (a)	26,546,647	290,951
High Yield Fund (a)	12,144,399	93,876
Income Fund (a)	54,506,293	528,166
International Emerging Markets Fund (a)	795,194	18,067
LargeCap Growth Fund (a)	7,011,021	74,737
LargeCap Value Fund (a)	6,822,836	85,149
Preferred Securities Fund (a)	6,632,406	66,059
Principal Capital Appreciation Fund (a)	707,351	36,994
Short-Term Income Fund (a)	11,622,435	142,259
SmallCap Growth Fund I (a)	1,861,136	26,354
Small-MidCap Dividend Income Fund (a)	6,200,006	81,530
		$1,831,321
TOTAL INVESTMENT COMPANIES		$1,831,321
Total Investments		$1,831,321
Other Assets in Excess of Liabilities, Net - 0.21%		$3,824
TOTAL NET ASSETS - 100.00%		$1,835,145

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		65.08%
Domestic Equity Funds		25.64%
International Equity Funds		4.58%
Specialty Funds		4.49%
Other Assets in Excess of Liabilities, Net		0.21%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	1,346,752	$17,291	4,057	$56	—	$—	1,350,809	$17,347
Bond & Mortgage Securities Fund	6,670,493	73,025	196,040	2,107	111,835	1,199	6,754,698	73,888
Diversified International Fund	4,559,411	41,805	89,437	1,057	67,812	799	4,581,036	42,053
Equity Income Fund	6,309,509	105,751	106,468	2,534	99,775	2,373	6,316,202	105,931
Global Diversified Income Fund	5,745,137	77,101	161,330	2,275	56,731	799	5,849,736	78,571
Global Real Estate Securities Fund	1,664,295	12,081	79,919	652	24,012	199	1,720,202	12,520
Government & High Quality Bond	26,037,134	282,269	729,745	7,965	220,232	2,398	26,546,647	287,732
Fund
High Yield Fund	11,652,970	85,126	645,325	5,019	153,896	1,198	12,144,399	88,906
Income Fund	53,494,700	503,421	1,458,931	14,044	447,338	4,297	54,506,293	512,992
International Emerging Markets Fund	793,634	17,599	18,031	433	16,471	400	795,194	17,600
LargeCap Growth Fund	6,384,633	49,477	785,967	8,448	159,579	1,775	7,011,021	56,189
LargeCap Value Fund	6,197,732	71,578	716,155	9,174	91,051	1,199	6,822,836	79,523
Preferred Securities Fund	6,324,128	51,003	388,243	3,867	79,965	799	6,632,406	54,054
Principal Capital Appreciation Fund	696,595	23,812	22,814	1,224	12,058	650	707,351	24,427
Short-Term Income Fund	11,320,738	134,417	326,108	3,992	24,411	300	11,622,435	138,108
SmallCap Growth Fund I	1,700,311	19,490	188,441	2,599	27,616	400	1,861,136	21,704
Small-MidCap Dividend Income Fund	6,070,337	65,882	219,478	2,922	89,809	1,199	6,200,006	67,606

		$1,631,128		$68,368		$19,984		$1,679,151

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$56			$—			$—
Bond & Mortgage Securities Fund		508			(45)			—
Diversified International Fund		1,057			(10)			—
Equity Income Fund		919			19			—
Global Diversified Income Fund		1,231			(6)			—
Global Real Estate Securities Fund		465			(14)			187
Government & High Quality Bond Fund		2,425			(104)			—
High Yield Fund		2,146			(41)			1,332
Income Fund		5,483			(176)			—
International Emerging Markets Fund		164			(32)			—
LargeCap Growth Fund		241			39			7,669
LargeCap Value Fund		3,006			(30)			5,361
Preferred Securities Fund		1,006			(17)			1,758
Principal Capital Appreciation Fund		430			41			794
Short-Term Income Fund		708			(1)			75
SmallCap Growth Fund I		386			15			2,212
Small-MidCap Dividend Income Fund		618			1			1,497
		$20,849			$(361)			$20,885
Amounts in thousands except shares

See accompanying notes

Schedule of Investments SAM Strategic Growth Portfolio January 31, 2014 (unaudited)

INVESTMENT COMPANIES - 100.12%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.12%
Blue Chip Fund (a)	5,551,876	$75,394
Diversified International Fund (a)	16,647,696	189,451
Equity Income Fund (a)	14,562,855	339,606
Global Real Estate Securities Fund (a)	2,874,661	23,342
International Emerging Markets Fund (a)	3,748,234	85,160
LargeCap Growth Fund (a)	30,617,105	326,378
LargeCap Growth Fund II (a)	7,831,864	76,517
LargeCap Value Fund (a)	27,076,652	337,917
MidCap Fund (a)	1,434,790	28,394
Principal Capital Appreciation Fund (a)	3,642,117	190,483
SmallCap Growth Fund I (a)	6,087,946	86,205
SmallCap Value Fund II (a)	5,770,267	75,764
Small-MidCap Dividend Income Fund (a)	4,052,599	53,292
		$1,887,903
TOTAL INVESTMENT COMPANIES		$1,887,903
Total Investments		$1,887,903
Liabilities in Excess of Other Assets, Net - (0.12)%		$(2,193)
TOTAL NET ASSETS - 100.00%		$1,885,710

(a) Affiliated Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		84.32%
International Equity Funds		15.80%
Liabilities in Excess of Other Assets, Net		(0.12)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2014 (unaudited)

	October 31,	October 31,					January 31,	January 31,
Affiliated Securities	2013	2013	Purchases	Purchases	Sales	Sales	2014	2014
	Shares	Cost	Shares	Cost	Shares	Proceeds	Shares	Cost
Blue Chip Fund	5,592,207	$71,283	31,699	$440	72,030	$997	5,551,876	$70,748
Diversified International Fund	16,509,940	154,884	360,126	4,254	222,370	2,609	16,647,696	156,631
Equity Income Fund	14,617,850	233,973	123,845	2,972	178,840	4,235	14,562,855	232,726
Global Real Estate Securities Fund	2,759,476	19,644	145,060	1,185	29,875	249	2,874,661	20,597
International Emerging Markets Fund	3,730,271	87,447	48,988	1,184	31,025	747	3,748,234	87,817
LargeCap Growth Fund	27,826,846	208,708	3,271,271	35,100	481,012	5,405	30,617,105	238,391
LargeCap Growth Fund II	7,250,714	46,784	687,910	6,837	106,760	1,092	7,831,864	52,573
LargeCap Value Fund	24,713,997	295,608	2,668,408	34,129	305,753	4,022	27,076,652	325,654
MidCap Fund	1,411,508	11,648	35,579	715	12,297	249	1,434,790	12,150
Principal Capital Appreciation Fund	3,566,312	113,247	125,243	6,721	49,438	2,663	3,642,117	117,349
SmallCap Growth Fund I	5,510,797	55,784	628,464	8,680	51,315	748	6,087,946	63,734
SmallCap Value Fund II	5,479,229	57,366	394,177	5,298	103,139	1,417	5,770,267	61,274
Small-MidCap Dividend Income Fund	3,981,323	39,391	107,251	1,428	35,975	481	4,052,599	40,377

		$1,395,767		$108,943		$24,914		$1,480,021

				Realized Gain/Loss			Realized Gain from
		Income		on Investments		Capital Gain Distributions
Blue Chip Fund		$231			$22			$2
Diversified International Fund		3,839			102			—
Equity Income Fund		2,132			16			—
Global Real Estate Securities Fund		774			17			310
International Emerging Markets Fund		774			(67)			—
LargeCap Growth Fund		1,048			(12)			33,367
LargeCap Growth Fund II		519			44			6,156
LargeCap Value Fund		11,965			(61)			21,334
MidCap Fund		167			36			503
Principal Capital Appreciation Fund		2,203			44			4,062
SmallCap Growth Fund I		1,257			18			7,195
SmallCap Value Fund II		368			27			4,794
Small-MidCap Dividend Income Fund		405			39			978
		$25,682			$225			$78,701
Amounts in thousands except shares

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Diversified Financial Services - 0.00%				BONDS (continued)	Amount (000's)	Value(000	's)
Rescap Liquidating Trust (a),(b)	4,023	$—		Automobile Manufacturers (continued)
				PACCAR Financial Corp
TOTAL COMMON STOCKS		$—		0.84%, 12/06/2018(d)	$6,250	$6,274
	Principal			Toyota Motor Credit Corp
BONDS- 93.91%	Amount (000's)	Value(000	's)	1.75%, 05/22/2017	5,250	5,346
				2.05%, 01/12/2017	4,000	4,119
Agriculture - 0.87%				2.10%, 01/17/2019	9,000	9,056
Cargill Inc						$37,911
6.00%, 11/27/2017(c)	$15,000	$17,352
				Banks- 19.60%
				Australia & New Zealand Banking Group Ltd
Automobile Asset Backed Securities - 6.57%				0.62%, 01/10/2017(c),(d)	13,250	13,242
American Credit Acceptance Receivables				3.70%, 01/13/2015(c)	5,750	5,929
Trust				Bank of America Corp
1.64%, 11/15/2016(c),(d)	5,848	5,851
				2.60%, 01/15/2019	5,000	5,028
AmeriCredit Automobile Receivables Trust				Bank of America NA
2013-1				0.52%, 06/15/2016(d)	13,000	12,873
0.49%, 06/08/2016	6,889	6,887		5.30%, 03/15/2017	24,000	26,584
AmeriCredit Automobile Receivables Trust				Barclays Bank PLC
2013-3				5.20%, 07/10/2014	7,500	7,659
0.68%, 10/11/2016(d)	8,465	8,470
				Branch Banking & Trust Co
AmeriCredit Automobile Receivables Trust				0.54%, 05/23/2017(d)	13,250	13,096
2013-5				Citigroup Inc
0.54%, 03/08/2017(d)	5,500	5,507
Capital Auto Receivables Asset Trust / Ally				4.75%, 05/19/2015	8,750	9,182
0.47%, 07/20/2014 (d)	22,250	22,245		6.13%, 11/21/2017	13,000	14,980
0.68%, 05/20/2016(d)	4,500	4,504		Commonwealth Bank of Australia
				3.75%, 10/15/2014(c)	12,500	12,787
CPS Auto Receivables Trust 2013-A				Goldman Sachs Group Inc/The
1.31%, 06/15/2020(c),(d)	12,271	12,088
				1.34%, 11/15/2018(d)	18,000	18,042
CPS Auto Receivables Trust 2013-B				HSBC Bank PLC
1.82%, 09/15/2020(c),(d)	10,079	10,005
				3.10%, 05/24/2016(c)	3,750	3,936
CPS Auto Receivables Trust 2013-C				3.50%, 06/28/2015(c)	13,500	14,042
1.64%, 04/16/2018(c)	10,524	10,566
				ING Bank NV
CPS Auto Receivables Trust 2013-D				2.38%, 06/09/2014(c)	6,250	6,292
1.54%, 07/16/2018(c),(d)	6,838	6,836
				JP Morgan Chase Bank NA
CPS Auto Trust				0.57%, 06/13/2016(d)	6,000	5,963
1.48%, 03/16/2020(c)	3,705	3,669
				5.88%, 06/13/2016	23,500	26,067
Ford Credit Auto Owner Trust				6.00%, 10/01/2017	13,250	15,195
0.40%, 09/15/2015	3,592	3,592		KeyBank NA/Cleveland OH
Santander Drive Auto Receivables Trust 2013-				5.45%, 03/03/2016	5,750	6,260
1				7.41%, 10/15/2027	25,000	27,015
0.48%, 02/16/2016	4,735	4,736		Morgan Stanley
Santander Drive Auto Receivables Trust 2013-				0.69%, 10/18/2016(d)	24,000	23,855
2				0.72%, 10/15/2015(d)	11,750	11,737
0.47%, 03/15/2016(d)	8,652	8,652
				1.09%, 01/24/2019(d)	9,500	9,436
Santander Drive Auto Receivables Trust 2013-				PNC Bank NA
5				0.55%, 01/28/2016(d)	2,750	2,754
0.54%, 04/17/2017(d)	9,000	9,005
				4.88%, 09/21/2017	14,800	16,440
Santander Drive Auto Receivables Trust 2014-				6.00%, 12/07/2017	7,400	8,435
1				SunTrust Bank/Atlanta GA
0.74%, 07/17/2017	9,000	9,003		0.53%, 08/24/2015(d)	12,000	11,906
		$131,616		7.25%, 03/15/2018	9,000	10,650
Automobile Floor Plan Asset Backed Securities - 4.02%				US Bank NA/Cincinnati OH
Ally Master Owner Trust				0.47%, 01/30/2017(d)	9,500	9,500
0.00%, 01/15/2019(a),(d),(e)	5,000	5,000		1.10%, 01/30/2017	9,500	9,532
0.61%, 04/15/2018(d)	16,500	16,537		Wachovia Bank NA
CNH Wholesale Master Note Trust				0.62%, 11/03/2014(d)	5,000	5,007
0.76%, 08/15/2019(c),(d)	8,750	8,761		4.88%, 02/01/2015	11,500	11,987
Ford Credit Floorplan Master Owner Trust A				6.00%, 11/15/2017	3,500	4,052
0.54%, 01/15/2018(d)	18,000	18,025		Wells Fargo Bank NA
Nissan Master Owner Trust Receivables				5.75%, 05/16/2016	12,250	13,562
0.46%, 02/15/2018(d)	17,000	16,997				$393,025
World Omni Master Owner Trust				Beverages - 1.77%
0.51%, 02/15/2018(c),(d)	15,250	15,250
				PepsiCo Inc
		$80,570		0.75%, 03/05/2015	9,000	9,038
Automobile Manufacturers - 1.89%				SABMiller Holdings Inc
Daimler Finance North America LLC				0.93%, 08/01/2018(c),(d)	4,500	4,522
1.30%, 07/31/2015(c)	3,000	3,031		1.85%, 01/15/2015(c)	5,500	5,562
1.88%, 09/15/2014(c)	10,000	10,085

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Beverages (continued)				Food- 0.58%
SABMiller PLC				Ingredion Inc
6.50%, 07/01/2016(c)	$14,500	$16,339		3.20%, 11/01/2015	$6,750	$6,992
		$35,461		Tesco PLC
				2.00%, 12/05/2014(c)	4,500	4,553
Biotechnology - 0.43%						$11,545
Amgen Inc
2.13%, 05/15/2017	4,250	4,358		Gas- 0.31%
Gilead Sciences Inc				Florida Gas Transmission Co LLC
2.40%, 12/01/2014	4,250	4,316		4.00%, 07/15/2015(c)	6,000	6,248
		$8,674
Chemicals - 0.62%				Home Equity Asset Backed Securities - 4.41%
Airgas Inc				ABFC 2005-OPT1 Trust
3.25%, 10/01/2015	12,000	12,474		0.52%, 07/25/2035(d)	758	741
				ABFC 2005-WMC1 Trust
				0.82%, 06/25/2035(d)	4,125	4,046
Commercial Services - 0.20%				ACE Securities Corp Home Equity Loan Trust
ERAC USA Finance LLC				Series 2005-AG1
5.60%, 05/01/2015(c)	3,750	3,971		0.52%, 08/25/2035(d)	357	336
				ACE Securities Corp Home Equity Loan Trust
Computers - 0.22%				Series 2005-HE2
Apple Inc				0.88%, 04/25/2035(d)	1,939	1,929
1.00%, 05/03/2018	4,500	4,387		ACE Securities Corp Home Equity Loan Trust
				Series 2005-WF1
				0.50%, 05/25/2035(d)	3,876	3,778
Diversified Financial Services - 5.93%				Asset Backed Securities Corp Home Equity
Ford Motor Credit Co LLC				Loan Trust Series OOMC 2005-HE6
3.98%, 06/15/2016	15,550	16,506		0.67%, 07/25/2035(d)	4,357	4,298
General Electric Capital Corp				Bayview Financial Acquisition Trust
0.44%, 05/11/2016(d)	10,000	9,989		0.79%, 05/28/2044(d)	2,686	2,672
0.75%, 01/14/2019(d)	4,500	4,502		5.66%, 12/28/2036(d)	481	481
0.89%, 07/12/2016(d)	27,000	27,250
				Bear Stearns Asset Backed Securities I Trust
5.63%, 09/15/2017	4,500	5,136		2006-PC1
Jefferies Group LLC				0.49%, 12/25/2035(d)	8,400	8,326
3.88%, 11/09/2015	6,250	6,506		Credit Suisse First Boston Mortgage Securities
MassMutual Global Funding II				Corp
2.30%, 09/28/2015(c)	15,500	15,939
2.88%, 04/21/2014(c)	7,000	7,038		4.80%, 05/25/2035	5,000	5,175
				Home Equity Asset Trust 2005-2
Murray Street Investment Trust I				0.88%, 07/25/2035(d)	1,748	1,748
4.65%, 03/09/2017(d)	24,000	25,935
				Home Equity Asset Trust 2005-4
		$118,801		0.86%, 10/25/2035(d)	4,725	4,302
Electric - 4.65%				JP Morgan Mortgage Acquisition Corp 2005-FLD1
Dominion Resources Inc/VA
1.40%, 09/15/2017	9,000	8,928		0.65%, 07/25/2035(d)	2,880	2,867
LG&E and KU Energy LLC				JP Morgan Mortgage Acquisition Corp 2005-OPT1
Nisource Finance Corp
2.13%, 11/15/2015	10,000	10,175		0.61%, 06/25/2035(d)	1,555	1,541
5.25%, 09/15/2017	8,500	9,511		Mastr Asset Backed Securities Trust 2005-FRE1
PPL Energy Supply LLC
5.70%, 10/15/2035	10,000	10,539		0.41%, 10/25/2035(d)	922	920
6.50%, 05/01/2018	4,500	5,067		New Century Home Equity Loan Trust 2005-3
Public Service Co of New Mexico
7.95%, 05/15/2018	19,000	22,726		0.64%, 07/25/2035(d)	20,000	19,864
Southern Co/The				RAMP Series 2005-EFC2 Trust
2.45%, 09/01/2018	7,000	7,181		0.63%, 07/25/2035(d)	834	821
TransAlta Corp				RASC Series 2003-KS10 Trust
6.65%, 05/15/2018	16,750	19,160		4.47%, 03/25/2032	618	632
		$93,287		RASC Series 2005-EMX4 Trust
				0.50%, 11/25/2035(d)	1,088	1,086
Finance - Mortgage Loan/Banker - 5.57%				Soundview Home Loan Trust 2005-CTX1
Fannie Mae				0.58%, 11/25/2035(d)	3,750	3,638
0.88%, 02/08/2018	22,000	21,628		Structured Asset Securities Corp Mortgage
1.13%, 04/27/2017	19,500	19,635		Loan Trust Series 2005-GEL4
1.88%, 02/19/2019	30,000	30,239		0.78%, 08/25/2035(d)	1,200	1,147
Freddie Mac				Terwin Mortgage Trust 2005-2HE
0.63%, 12/29/2014	10,000	10,043		0.92%, 01/25/2035(c),(d)	650	646
0.88%, 02/22/2017	30,000	30,056		Terwin Mortgage Trust Series TMTS 2005-
		$111,601		14HE
				4.85%, 08/25/2036(d)	2,126	2,198

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Home Equity Asset Backed Securities (continued)				Mortgage Backed Securities (continued)
Wells Fargo Home Equity Asset-Backed				Banc of America Mortgage Trust 2005-2
Securities 2004-2 Trust				5.00%, 03/25/2020	$76	$76
0.58%, 10/25/2034(d)	$267	$259		Banc of America Mortgage Trust 2005-7
5.00%, 10/25/2034	11,500	11,430		5.00%, 08/25/2020	368	375
5.00%, 10/25/2034	81	82		Cendant Mortgage Capital LLC CDMC
Wells Fargo Home Equity Asset-Backed				Mortgage Pass Through Ce Se 04 3
Securities 2005-2 Trust				4.88%, 06/25/2034(d)	62	62
0.57%, 11/25/2035(d)	3,370	3,359		CHL Mortgage Pass-Through Trust 2003-28
		$88,322		4.50%, 08/25/2033	259	261
				CHL Mortgage Pass-Through Trust 2004-19
Insurance - 5.22%				5.25%, 10/25/2034	135	137
Berkshire Hathaway Finance Corp				CHL Mortgage Pass-Through Trust 2004-J1
1.60%, 05/15/2017	20,000	20,334		4.50%, 01/25/2019(d)	530	539
2.00%, 08/15/2018	7,500	7,586		CHL Mortgage Pass-Through Trust 2004-J7
Berkshire Hathaway Inc				5.00%, 09/25/2019	1,065	1,101
2.20%, 08/15/2016	4,000	4,146		Credit Suisse First Boston Mortgage Securities
MetLife Institutional Funding II				Corp
0.61%, 01/06/2015(c),(d)	3,000	3,009		1.12%, 05/25/2034(d)	522	508
Metropolitan Life Global Funding I				5.00%, 09/25/2019	178	172
5.13%, 06/10/2014(c)	12,250	12,452
New York Life Global Funding				5.00%, 10/25/2019	1,057	1,069
2.45%, 07/14/2016 (c)	16,500	17,165		Credit Suisse Mortgage Capital Certificates
				4.44%, 07/27/2037(c),(d)	3,247	3,258
3.00%, 05/04/2015(c)	4,000	4,125
				Freddie Mac REMICS
Prudential Covered Trust 2012-1				0.61%, 06/15/2023(d)	19	19
3.00%, 09/30/2015(c)	23,481	24,216
				Ginnie Mae
Prudential Holdings LLC				0.62%, 07/16/2054(d)	88,782	5,261
1.12%, 12/18/2017(c),(d)	11,571	11,596		0.70%, 08/16/2051(d)	86,374	5,547
		$104,629		0.87%, 02/16/2053(d)	127,359	9,481
Iron & Steel - 0.33%				0.92%, 03/16/2052(d)	87,986	7,356
ArcelorMittal				0.93%, 10/16/2054(d)	35,578	2,412
4.25%, 03/01/2016	6,500	6,711		0.94%, 06/16/2055(d)	50,834	3,313
				0.95%, 10/16/2054(d)	58,180	3,515
				1.01%, 01/16/2055(d)	71,206	4,585
Machinery - Construction & Mining - 0.56%				1.03%, 10/16/2054(d)	39,505	2,715
Caterpillar Financial Services Corp				1.03%, 02/16/2055(d)	79,011	4,452
2.05%, 08/01/2016	4,500	4,637		1.06%, 03/16/2049(d)	131,501	8,557
Caterpillar Inc				1.14%, 08/16/2042(d)	98,066	7,541
1.50%, 06/26/2017	6,500	6,556		1.15%, 06/16/2045(d)	88,942	7,096
		$11,193		1.22%, 02/16/2046(b),(d)	89,468	7,605
				1.27%, 10/16/2051(d)	4,670	413
Manufactured Housing Asset Backed Securities - 0.01%				1.41%, 12/16/2036(d)	78,928	6,828
Green Tree Financial Corp
7.70%, 09/15/2026	120	130		4.50%, 08/20/2032	228	237
				JP Morgan Mortgage Trust 2004-S1
				5.00%, 09/25/2034	3,076	3,166
Media- 0.63%				JP Morgan Resecuritization Trust Series 2010-
NBCUniversal Enterprise Inc				4
0.78%, 04/15/2016(c),(d)	4,500	4,520		2.42%, 10/26/2036(c),(d)	2,118	2,129
Walt Disney Co/The				MASTR Adjustable Rate Mortgages Trust
1.13%, 02/15/2017	8,000	8,034		2004-9
		$12,554		0.66%, 11/25/2034(d)	114	114
Mining - 0.84%				MASTR Alternative Loan Trust 2003-9
Teck Resources Ltd				6.50%, 01/25/2019	867	906
5.38%, 10/01/2015	3,750	4,018		MASTR Asset Securitization Trust
Xstrata Finance Canada Ltd				5.25%, 12/25/2033	1,298	1,305
2.70%, 10/25/2017(c),(d)	12,750	12,908		MASTR Asset Securitization Trust 2004-11
		$16,926		5.00%, 12/25/2019	194	199
				MASTR Asset Securitization Trust 2004-9
Mortgage Backed Securities - 10.19%				5.00%, 09/25/2019	1,172	1,196
Alternative Loan Trust 2004-J8				PHH Mortgage Trust Series 2008-CIM1
6.00%, 02/25/2017	600	606		5.22%, 06/25/2038	10,063	10,325
Banc of America Alternative Loan Trust 2003-				Prime Mortgage Trust 2005-2
10				5.25%, 07/25/2020(d)	1,783	1,810
5.00%, 12/25/2018	909	933		RALI Series 2003-QS23 Trust
Banc of America Funding 2004-3 Trust				5.00%, 12/26/2018	2,948	3,002
4.75%, 09/25/2019	1,000	1,025		RALI Series 2004-QS3 Trust
Banc of America Funding 2006-G Trust				5.00%, 03/25/2019	1,366	1,417
0.33%, 07/20/2036(d)	2,071	2,064		Sequoia Mortgage Trust 2013-4
Banc of America Mortgage Trust 2004-8				1.55%, 04/25/2043(d)	16,594	15,250
5.25%, 10/25/2019	501	514

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)

Mortgage Backed Securities (continued)				Other Asset Backed Securities (continued)
Sequoia Mortgage Trust 2013-8				FFMLT Trust 2005-FF2
2.25%, 06/25/2043(d)	$12,748	$12,059		0.82%, 03/25/2035(d)	$1,156	$1,151
Springleaf Mortgage Loan Trust				Fieldstone Mortgage Investment Trust Series
1.27%, 06/25/2058(c),(d)	14,687	14,650		2005-1
Springleaf Mortgage Loan Trust 2012-2				1.24%, 03/25/2035(d)	5,225	5,068
2.22%, 10/25/2057(c)	9,447	9,621		First Franklin Mortgage Loan Trust 2005-FF4
Springleaf Mortgage Loan Trust 2012-3				0.59%, 05/25/2035(d)	1,234	1,213
1.57%, 12/25/2059(c),(d)	14,120	14,066		First Franklin Mortgage Loan Trust 2005-FF9
2.66%, 12/25/2059(c),(d)	4,500	4,453		0.44%, 10/25/2035(d)	108	108
Springleaf Mortgage Loan Trust 2013-2				JP Morgan Mortgage Acquisition Corp 2005-
1.78%, 12/25/2065(c)	8,732	8,707		OPT2
WaMu Mortgage Pass-Through Certificates				0.45%, 12/25/2035(d)	2,972	2,877
Series 2003-S8 Trust				Mastr Specialized Loan Trust
5.00%, 09/25/2018	312	322		1.41%, 11/25/2034(c),(d)	2,308	2,256
		$204,330		Merrill Lynch Mortgage Investors Trust Series
				2005-FM1
Oil & Gas - 4.50%				0.54%, 05/25/2036(d)	3,077	3,035
BP Capital Markets PLC				PFS Financing Corp
1.85%, 05/05/2017	4,500	4,585		0.66%, 04/17/2017(c),(d)	8,750	8,729
3.13%, 10/01/2015	4,000	4,169		0.71%, 02/15/2018(c),(d)	18,000	17,989
3.63%, 05/08/2014	10,000	10,083		Saxon Asset Securities Trust 2005-3
Chevron Corp				0.53%, 11/25/2035(d)	2,798	2,750
1.72%, 06/24/2018	11,700	11,759		Securitized Asset Backed Receivables LLC
Ensco PLC				Trust 2005-OP2
3.25%, 03/15/2016	10,250	10,717		0.48%, 10/25/2035(d)	6,958	6,529
Phillips 66				Securitized Asset Backed Receivables LLC
2.95%, 05/01/2017	11,000	11,506		Trust 2006-OP1
Shell International Finance BV				0.46%, 10/25/2035(d)	336	328
3.10%, 06/28/2015	10,000	10,377		Springleaf Funding Trust 2013-A
Total Capital Canada Ltd				2.58%, 09/15/2021(c),(d)	4,000	4,019
0.62%, 01/15/2016(d)	6,250	6,279
				Wachovia Mortgage Loan Trust Series 2005-
Total Capital International SA				WMC1
1.55%, 06/28/2017	10,000	10,119		0.90%, 10/25/2035(d)	2,332	2,297
Total Capital SA						$87,138
3.00%, 06/24/2015	10,250	10,621
		$90,215		Pharmaceuticals - 1.55%
				AbbVie Inc
Oil & Gas Services - 0.84%				1.20%, 11/06/2015	22,500	22,727
Schlumberger Investment SA				Merck & Co Inc
1.95%, 09/14/2016(c)	6,500	6,661
				1.10%, 01/31/2018	8,500	8,390
Weatherford International Ltd/Bermuda						$31,117
5.50%, 02/15/2016	9,500	10,258
		$16,919		Pipelines - 0.24%
				DCP Midstream LLC
Other Asset Backed Securities - 4.35%				5.38%, 10/15/2015(c)	4,585	4,868
Ameriquest Mortgage Securities Inc Asset-
Backed Pass-Through Ctfs Ser 2004-R11
0.76%, 11/25/2034(d)	751	744		Real Estate - 0.50%
Ameriquest Mortgage Securities Inc Asset-				WEA Finance LLC
Backed Pass-Through Ctfs Ser 2005-R1				7.13%, 04/15/2018(c)	4,500	5,366
0.61%, 03/25/2035(d)	4,439	4,375		WEA Finance LLC / WT Finance Aust Pty
Ameriquest Mortgage Securities Inc Asset-				Ltd
Backed Pass-Through Ctfs Ser 2005-R6				5.75%, 09/02/2015(c)	4,250	4,568
0.36%, 08/25/2035(d)	569	564				$9,934
Carrington Mortgage Loan Trust Series 2005-
FRE1				REITS- 1.46%
0.44%, 12/25/2035(d)	141	140		BioMed Realty LP
				3.85%, 04/15/2016	7,000	7,315
Carrington Mortgage Loan Trust Series 2005-				Health Care REIT Inc
NC4
0.56%, 09/25/2035(d)	2,028	1,997		3.63%, 03/15/2016	5,500	5,794
Citigroup Mortgage Loan Trust Inc				5.88%, 05/15/2015	6,000	6,385
0.59%, 07/25/2035 (d)	846	834		Healthcare Realty Trust Inc
CNH Equipment Trust 2012-D				6.50%, 01/17/2017	4,500	5,055
				Nationwide Health Properties Inc
0.45%, 04/15/2016	2,671	2,671		6.00%, 05/20/2015	4,500	4,803
Countrywide Asset-Backed Certificates
0.61%, 08/25/2035(d)	4,078	4,049				$29,352
0.65%, 12/25/2035(d)	1,428	1,421		Savings & Loans - 0.00%
0.67%, 11/25/2035(d)	4,277	4,253		Washington Mutual Bank / Henderson NV
Credit-Based Asset Servicing and				0.00%, 01/15/2013(a)	1,200	—
Securitization LLC
4.92%, 07/25/2035(d)	7,608	7,741

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2014 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)

Semiconductors - 0.30%				Federal National Mortgage Association (FNMA) (continued)
Samsung Electronics America Inc				8.00%, 05/01/2027	$3	$3
1.75%, 04/10/2017(c)	$6,000	$6,004		8.50%, 11/01/2017	4	4
				10.00%, 05/01/2022	3	4

Student Loan Asset Backed Securities - 1.20%						$1,403
SLC Private Student Loan Trust 2010-B				Government National Mortgage Association (GNMA) -
3.66%, 07/15/2042(c),(d)	5,436	5,645		0.00%
SLM Private Credit Student Loan Trust 2002-				9.00%, 04/20/2025	2	2
A				10.00%, 01/15/2019	35	37
0.79%, 12/16/2030(d)	7,692	7,504				$39
SLM Private Education Loan Trust 2013-A				U.S. Treasury - 3.75%
0.76%, 08/15/2022(c),(d)	6,527	6,527		0.25%, 03/31/2015	25,000	25,023
SLM Private Education Loan Trust 2013-B				0.25%, 08/15/2015	15,000	15,005
0.81%, 07/15/2022(c),(d)	4,472	4,469		0.38%, 01/31/2016	35,000	35,025
		$24,145				$75,053
Telecommunications - 2.23%				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
AT&T Inc				OBLIGATIONS		$76,896
0.62%, 02/12/2016(d)	9,000	8,994			Maturity
Verizon Communications Inc				REPURCHASE AGREEMENTS - 3.22%	Amount (000's)	Value (000's)
1.99%, 09/14/2018(d)	4,500	4,709
				Banks- 3.22%
3.65%, 09/14/2018	10,500	11,170		Investment in Joint Trading Account; Barclays $	8,141	$8,140
5.50%, 02/15/2018	4,250	4,825		Bank PLC Repurchase Agreement; 0.02%
Vodafone Group PLC				dated 01/31/2014 maturing 02/03/2014
0.62%, 02/19/2016(d)	9,000	8,990
				(collateralized by US Government
1.63%, 03/20/2017	6,000	6,058		Securities; $8,303,322; 0.25% - 1.50%;
		$44,746		dated 03/31/15 - 01/31/19)
Transportation - 0.31%				Investment in Joint Trading Account; Credit	22,003	22,003
Ryder System Inc				Suisse Repurchase Agreement; 0.01%
2.45%, 11/15/2018	6,250	6,265		dated 01/31/2014 maturing 02/03/2014
				(collateralized by US Government
				Securities; $22,442,693; 0.00% - 11.25%;
Trucking & Leasing - 1.01%				dated 02/15/15 - 02/15/41)
Penske Truck Leasing Co Lp / PTL Finance				Investment in Joint Trading Account; Deutsche	23,259	23,259
Corp				Bank Repurchase Agreement; 0.02% dated
2.50%, 03/15/2016(c)	6,000	6,167		01/31/2014 maturing 02/03/2014
3.13%, 05/11/2015(c)	13,750	14,150		(collateralized by US Government
		$20,317		Securities; $23,723,777; 0.00% - 7.13%;
TOTAL BONDS		$1,882,738		dated 02/25/14 - 05/04/37)
U.S. GOVERNMENT & GOVERNMENT	Principal			Investment in Joint Trading Account; Merrill	11,066	11,065
AGENCY OBLIGATIONS - 3.84%	Amount (000's)	Value(000	's)	Lynch Repurchase Agreement; 0.02%
Federal Home Loan Mortgage Corporation (FHLMC) -0.02%				dated 01/31/2014 maturing 02/03/2014
				(collateralized by US Government
2.24%, 11/01/2021(d)	$9	$9		Securities; $11,286,824; 0.00% - 5.50%;
2.38%, 09/01/2035(d)	146	156		dated 02/25/14 - 07/05/22)
6.00%, 04/01/2017	37	38				$64,467
6.00%, 05/01/2017	62	65		TOTAL REPURCHASE AGREEMENTS		$64,467
6.50%, 12/01/2015	3	4		Total Investments		$2,024,101
7.00%, 12/01/2022	117	125		Liabilities in Excess of Other Assets, Net - (0.97)%		$(19,372)
7.50%, 12/01/2029	1	1		TOTAL NET ASSETS - 100.00%		$2,004,729
9.50%, 08/01/2016	3	3
		$401
Federal National Mortgage Association (FNMA) - 0.07%				(a) Non-Income Producing Security
2.12%, 01/01/2019 (d)	2	2		(b)	Fair value of these investments is determined in good faith by the
2.14%, 10/01/2035(d)	370	391		Manager under procedures established and periodically reviewed by the
2.18%, 11/01/2022(d)	2	2		Board of Directors. At the end of the period, the fair value of these
2.26%, 12/01/2032(d)	84	88		securities totaled $7,605 or 0.38% of net assets.
2.30%, 02/01/2037(d)	183	195		(c)	Security exempt from registration under Rule 144A of the Securities Act of
2.35%, 07/01/2034(d)	218	232		1933. These securities may be resold in transactions exempt from
2.35%, 08/01/2034(d)	86	91		registration, normally to qualified institutional buyers. Unless otherwise
2.36%, 01/01/2035(d)	30	30		indicated, these securities are not considered illiquid. At the end of the
2.39%, 07/01/2034(d)	62	66		period, the value of these securities totaled $468,833 or 23.39% of net
2.41%, 11/01/2032(d)	67	67		assets.
2.42%, 02/01/2035(d)	30	32		(d)	Variable Rate. Rate shown is in effect at January 31, 2014.
2.61%, 01/01/2035(d)	154	165		(e)	Security purchased on a when-issued basis.
4.21%, 11/01/2035(d)	12	12
5.60%, 04/01/2019(d)	4	3
6.00%, 07/01/2028	6	6
7.50%, 10/01/2029	9	10

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	35.93%
Asset Backed Securities	20.56%
Mortgage Securities	10.28%
Government	9.32%
Energy	5.58%
Consumer, Non-cyclical	5.40%
Utilities	4.96%
Communications	2.86%
Consumer, Cyclical	1.89%
Industrial	1.88%
Basic Materials	1.79%
Technology	0.52%
Liabilities in Excess of Other Assets, Net	(0.97)%
TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 96.10%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Airlines - 0.74%				Commercial Services (continued)
Spirit Airlines Inc (a)	80,510	$3,776		PAREXEL International Corp (a)	118,510	$5,785
				RPX Corp (a)	126,094	2,045
				Team Health Holdings Inc (a)	79,040	3,411
Apparel - 2.11%
G-III Apparel Group Ltd (a)	58,850	4,118		Towers Watson & Co	27,350	3,198
Iconix Brand Group Inc (a)	59,513	2,214		Viad Corp	26,790	704
Skechers U.S.A. Inc (a)	155,280	4,486				$33,967
		$10,818		Computers - 4.44%
				CACI International Inc (a)	43,430	3,215
Automobile Parts & Equipment - 0.85%				Manhattan Associates Inc (a)	231,760	7,815
Tower International Inc (a)	195,510	4,346
				Netscout Systems Inc (a)	179,200	6,329
				Nimble Storage Inc (a)	42,830	1,852
Banks - 7.15%				Syntel Inc (a)	41,830	3,524
BankUnited Inc	125,530	3,904				$22,735
BBCN Bancorp Inc	191,232	2,878
First Interstate Bancsystem Inc	77,820	1,997		Diversified Financial Services - 2.28%
First Merchants Corp	26,528	559		Evercore Partners Inc - Class A	33,350	1,862
First of Long Island Corp/The	19,400	768		Medley Capital Corp	133,930	1,847
FirstMerit Corp	309,420	6,297		Nelnet Inc	35,263	1,314
Glacier Bancorp Inc	99,433	2,628		Waddell & Reed Financial Inc	55,957	3,627
				World Acceptance Corp (a)	31,760	3,039
PrivateBancorp Inc	99,871	2,855
Susquehanna Bancshares Inc	491,480	5,323				$11,689
United Community Banks Inc/GA (a)	96,260	1,606		Electric - 2.99%
Webster Financial Corp	150,040	4,552		Avista Corp	121,104	3,492
WesBanco Inc	55,800	1,594		NRG Yield Inc	97,490	3,796
Western Alliance Bancorp (a)	72,499	1,625		UNS Energy Corp	133,649	8,003
		$36,586				$15,291

Biotechnology - 3.99%				Electrical Components & Equipment - 2.05%
Acceleron Pharma Inc (a)	12,880	597		EnerSys Inc	111,880	7,614
Alnylam Pharmaceuticals Inc (a)	18,050	1,510		Generac Holdings Inc	60,000	2,888
BIND Therapeutics Inc (a)	94,546	1,196				$10,502
Bluebird Bio Inc (a)	16,085	357
Cambrex Corp (a)	44,320	832		Electronics - 1.83%
Cellular Dynamics International Inc (a)	31,138	495		FEI Co	72,540	6,799
Cubist Pharmaceuticals Inc (a)	14,430	1,055		Fluidigm Corp (a)	25,937	1,170
Cytokinetics Inc (a)	100,985	783		Stoneridge Inc (a)	123,500	1,405
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	46				$9,374
Exact Sciences Corp (a)	93,342	1,213
Fate Therapeutics Inc (a)	64,250	411		Energy - Alternate Sources - 0.96%
Foundation Medicine Inc (a)	25,370	760		Pattern Energy Group Inc	176,220	4,915
Insmed Inc (a)	54,970	1,122
Intercept Pharmaceuticals Inc (a)	2,310	695		Engineering & Construction - 1.75%
Karyopharm Therapeutics Inc (a)	35,380	1,235		EMCOR Group Inc	118,270	5,027
MacroGenics Inc (a)	24,121	960		MasTec Inc (a)	109,010	3,918
Marrone Bio Innovations Inc (a)	39,670	630				$8,945
Medicines Co/The (a)	61,550	2,139
NewLink Genetics Corp (a)	23,530	871		Food - 0.43%
				Sprouts Farmers Market Inc (a)	60,970	2,179
NPS Pharmaceuticals Inc (a)	59,338	2,123
Seattle Genetics Inc (a)	16,200	727
Sunesis Pharmaceuticals Inc (a)	154,760	678		Gas - 0.56%
		$20,435		Southwest Gas Corp	53,880	2,895

Building Materials - 1.56%
Comfort Systems USA Inc	83,510	1,423		Healthcare - Products - 1.68%
Eagle Materials Inc	22,340	1,760		Cantel Medical Corp	45,917	1,456
PGT Inc (a)	224,930	2,402		Cynosure Inc (a)	66,870	1,794
Trex Co Inc (a)	33,870	2,382		DexCom Inc (a)	49,860	2,017
		$7,967		Insulet Corp (a)	45,300	1,948
				LDR Holding Corp (a)	12,910	341
Chemicals - 1.11%				LipoScience Inc (a)	34,505	147
Axiall Corp	35,120	1,401		STAAR Surgical Co (a)	54,304	892
Landec Corp (a)	47,030	506
OM Group Inc	117,380	3,796				$8,595
		$5,703		Healthcare - Services - 2.89%
				Centene Corp (a)	55,500	3,363
Commercial Services - 6.63%				Envision Healthcare Holdings Inc (a)	124,190	4,106
ABM Industries Inc	134,980	3,599		Gentiva Health Services Inc (a)	51,000	580
Corporate Executive Board Co	42,610	3,115		HealthSouth Corp	217,390	6,765
Huron Consulting Group Inc (a)	67,590	4,477
Korn/Ferry International (a)	213,660	5,013				$14,814
On Assignment Inc (a)	88,290	2,620

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Home Builders - 0.56%				REITS - 4.50%
KB Home	149,130	$2,884		American Assets Trust Inc	46,180	$1,546
				Extra Space Storage Inc	64,620	2,950
				First Industrial Realty Trust Inc	358,720	6,156
Insurance - 4.32%				RLJ Lodging Trust	262,730	6,563
American Equity Investment Life Holding Co	223,598	4,908		Weingarten Realty Investors	200,800	5,821
CNO Financial Group Inc	320,890	5,436
Fidelity & Guaranty Life (a)	125,679	2,478				$23,036
Horace Mann Educators Corp	116,600	3,253		Retail - 10.56%
StanCorp Financial Group Inc	46,500	2,988		Brown Shoe Co Inc	255,090	6,041
Validus Holdings Ltd	84,871	3,049		Conn's Inc (a)	114,642	6,960
		$22,112		Container Store Group Inc/The (a)	99,650	3,662
				Haverty Furniture Cos Inc	84,300	2,345
Internet - 3.17%				Kirkland's Inc (a)	77,975	1,468
Barracuda Networks Inc (a)	105,737	3,628
				Office Depot Inc (a)	1,377,470	6,736
CDW Corp/DE	218,587	5,174
FireEye Inc (a)	20,260	1,479		Penske Automotive Group Inc	106,359	4,564
				Red Robin Gourmet Burgers Inc (a)	60,030	3,868
IntraLinks Holdings Inc (a)	174,250	1,843
				Rite Aid Corp (a)	1,576,090	8,747
Mavenir Systems Inc (a)	126,250	1,608
Overstock.com Inc (a)	70,640	1,488		Stein Mart Inc	144,710	1,791
				Susser Holdings Corp (a)	57,470	3,504
Stamps.com Inc (a)	26,080	1,029
				Wendy's Co/The	485,950	4,408
		$16,249				$54,094
Machinery - Diversified - 0.56%
Albany International Corp	57,440	1,986		Savings & Loans - 0.87%
DXP Enterprises Inc (a)	9,260	889		Oritani Financial Corp	118,515	1,865
				Provident Financial Services Inc	150,500	2,607
		$2,875				$4,472
Media - 0.80%
Cumulus Media Inc (a)	616,295	4,123		Semiconductors - 0.96%
				Entegris Inc (a)	468,230	4,926
Metal Fabrication & Hardware - 1.60%				Software - 7.13%
Mueller Water Products Inc - Class A	264,080	2,292		Acxiom Corp (a)	221,240	7,956
Worthington Industries Inc	145,480	5,898		Advent Software Inc	142,800	4,693
		$8,190		Aspen Technology Inc (a)	197,880	9,017
Mining - 0.54%				Blackbaud Inc	79,260	2,731
US Silica Holdings Inc	92,697	2,746		CommVault Systems Inc (a)	59,800	4,130
				MedAssets Inc (a)	73,650	1,623
				Rocket Fuel Inc (a)	18,072	1,057
Miscellaneous Manufacturing - 1.38%				SYNNEX Corp (a)	86,690	4,868
Crane Co	111,580	7,047		Veeva Systems Inc (a)	13,010	414
						$36,489
Oil & Gas - 4.63%
Carrizo Oil & Gas Inc (a)	128,850	5,296		Telecommunications - 3.19%
				ARRIS Group Inc (a)	280,801	7,273
EPL Oil & Gas Inc (a)	156,800	4,213
Kodiak Oil & Gas Corp (a)	342,212	3,631		Plantronics Inc	102,140	4,385
				RF Micro Devices Inc (a)	875,980	4,669
Penn Virginia Corp (a)	384,000	4,604
RSP Permian Inc (a)	116,120	2,374				$16,327
Western Refining Inc	91,400	3,575		Textiles - 0.51%
		$23,693		G&K Services Inc	46,368	2,591

Oil & Gas Services - 0.50%
Flotek Industries Inc (a)	118,085	2,540		Transportation - 1.01%
				Gulfmark Offshore Inc	80,690	3,434
				Navigator Holdings Ltd (a)	77,290	1,761
Pharmaceuticals - 3.09%
Agios Pharmaceuticals Inc (a)	12,759	338				$5,195
Aratana Therapeutics Inc (a)	80,058	1,722		TOTAL COMMON STOCKS		$492,067
Array BioPharma Inc (a)	246,170	1,184			Maturity
Clovis Oncology Inc (a)	15,660	1,018		REPURCHASE AGREEMENTS - 3.91%	Amount (000's)	Value(000	's)
Keryx Biopharmaceuticals Inc (a)	74,650	1,148		Banks - 3.91%
Medivation Inc (a)	12,170	969		Investment in Joint Trading Account; Barclays $	2,525	$2,525
Nektar Therapeutics (a)	72,221	982		Bank PLC Repurchase Agreement; 0.02%
Orexigen Therapeutics Inc (a)	155,200	1,055		dated 01/31/2014 maturing 02/03/2014
Prestige Brands Holdings Inc (a)	177,020	5,357		(collateralized by US Government
Relypsa Inc (a)	37,630	1,244		Securities; $2,575,521; 0.25% - 1.50%;
Vanda Pharmaceuticals Inc (a)	60,245	802		dated 03/31/15 - 01/31/19)
		$15,819		Investment in Joint Trading Account; Credit	6,825	6,825
Publicly Traded Investment Fund - 0.22%				Suisse Repurchase Agreement; 0.01%
THL Credit Inc	71,240	1,127		dated 01/31/2014 maturing 02/03/2014
				(collateralized by US Government
				Securities; $6,961,265; 0.00% - 11.25%;
				dated 02/15/15 - 02/15/41)

See accompanying notes

Schedule of Investments SmallCap Blend Fund January 31, 2014 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)

Banks (continued)
Investment in Joint Trading Account; Deutsche $ 7,214		$7,214
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $7,358,631; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	3,432	3,432
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $3,500,943; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
		$19,996
TOTAL REPURCHASE AGREEMENTS		$19,996
Total Investments		$512,063
Liabilities in Excess of Other Assets, Net - (0.01)%		$(57)
TOTAL NET ASSETS - 100.00%		$512,006

(a)	Non-Income Producing Security
(b)	Security is Illiquid
(c)	Fair value of these investments is determined in good faith by the
Manager under procedures established and periodically reviewed by the
Board of Directors. At the end of the period, the fair value of these securities totaled $46 or 0.01% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		23.25%
Consumer, Non-cyclical		18.71%
Consumer, Cyclical		15.33%
Technology		12.53%
Industrial		11.74%
Communications		7.16%
Energy		6.09%
Utilities		3.55%
Basic Materials		1.65%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2014	Long	134	$15,181	$15,119	$(62)
Total					$(62)

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2014 (unaudited)

COMMON STOCKS - 94.17%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.22%				Biotechnology - 4.48%
Criteo SA ADR(a)	120,434	$4,238		Acorda Therapeutics Inc (a)	10,384	$305
MDC Partners Inc	5,050	121		Aegerion Pharmaceuticals Inc (a)	63,005	3,779
		$4,359		Alnylam Pharmaceuticals Inc (a)	44,571	3,729
				AMAG Pharmaceuticals Inc (a)	8,563	184
Aerospace & Defense - 0.81%				Arena Pharmaceuticals Inc (a),(b)	49,071	311
Astronics Corp (a)	3,974	241		Bluebird Bio Inc (a)	2,415	53
Curtiss-Wright Corp	28,900	1,775		Cambrex Corp (a)	6,180	116
GenCorp Inc (a)	12,483	212		Celldex Therapeutics Inc (a)	213,995	5,517
HEICO Corp	241,821	12,870		Charles River Laboratories International Inc (a)	152,737	8,634
Kaman Corp	4,589	178		Cubist Pharmaceuticals Inc (a)	103,440	7,560
M/A-COM Technology Solutions Holdings Inc(a)	3,961	67		Emergent Biosolutions Inc (a)	2,131	51
				Exact Sciences Corp (a)	15,910	207
Moog Inc (a)	1,654	99		Exelixis Inc (a),(b)	42,164	290
Teledyne Technologies Inc (a)	3,012	277		Galena Biopharma Inc (a)	23,063	122
		$15,719		Halozyme Therapeutics Inc (a)	20,025	314
Agriculture - 0.02%				ImmunoGen Inc (a)	16,797	252
Tejon Ranch Co (a)	5,262	179		Incyte Corp Ltd (a)	165,721	10,858
Vector Group Ltd (b)	10,510	188		Insmed Inc (a)	7,805	159
		$367		Intercept Pharmaceuticals Inc (a)	19,760	5,946
				InterMune Inc (a)	21,285	284
Airlines - 0.06%				Karyopharm Therapeutics Inc (a)	102,006	3,561
Allegiant Travel Co	3,912	356		KYTHERA Biopharmaceuticals Inc (a)	89,170	4,102
Republic Airways Holdings Inc (a)	10,732	105		Lexicon Pharmaceuticals Inc (a)	87,046	160
SkyWest Inc	1,387	18		Ligand Pharmaceuticals Inc (a)	4,517	280
Spirit Airlines Inc (a)	15,922	747		Medicines Co/The (a)	16,199	563
		$1,226		MEI Pharma Inc (a),(b)	5,047	43
				Momenta Pharmaceuticals Inc (a)	216,899	3,882
Apparel - 1.12%				NeoGenomics Inc (a)	13,297	53
Crocs Inc (a)	19,753	303
				Novavax Inc (a)	42,375	230
Deckers Outdoor Corp (a)	61,900	4,825
				NPS Pharmaceuticals Inc (a)	236,630	8,467
G-III Apparel Group Ltd (a)	42,604	2,981
				OncoGenex Pharmaceutical Inc (a)	5,968	64
Iconix Brand Group Inc (a)	6,895	256
				OncoMed Pharmaceuticals Inc (a),(b)	1,688	51
Oxford Industries Inc	3,033	229		Onconova Therapeutics Inc (a),(b)	2,059	31
Quiksilver Inc (a)	1,686,599	11,891
				PDL BioPharma Inc (b)	35,900	327
RG Barry Corp	277	5		PTC Therapeutics Inc (a),(b)	3,321	87
Steven Madden Ltd (a)	15,933	519
				Puma Biotechnology Inc (a)	76,006	8,984
Wolverine World Wide Inc	26,562	741		Repligen Corp (a)	12,310	191
		$21,750		Sangamo Biosciences Inc (a)	15,624	302
Automobile Manufacturers - 0.00%				Seattle Genetics Inc (a)	156,228	7,008
Wabash National Corp (a)	2,174	30		Sequenom Inc (a),(b)	47,377	108
				Sunesis Pharmaceuticals Inc (a)	12,842	56
				XOMA Corp (a)	28,467	221
Automobile Parts & Equipment - 0.12%						$87,442
American Axle & Manufacturing Holdings Inc(a)	12,121	226
				Building Materials - 0.65%
Cooper Tire & Rubber Co	2,979	70		AAON Inc	7,492	222
Dana Holding Corp	4,821	91		Apogee Enterprises Inc	4,661	158
Dorman Products Inc (a)	6,493	339		Comfort Systems USA Inc	3,768	64
Gentherm Inc (a)	8,630	220		Drew Industries Inc	5,895	283
Standard Motor Products Inc	5,663	185		Eagle Materials Inc	34,051	2,681
Tenneco Inc (a)	16,101	915		Headwaters Inc (a)	16,651	185
Titan International Inc	9,252	155		Lennox International Inc	42,300	3,661
Tower International Inc (a)	2,476	55		Louisiana-Pacific Corp (a)	25,931	455
		$2,256		Martin Marietta Materials Inc	28,674	3,126
				Nortek Inc (a)	2,350	177
Banks - 2.87%				Patrick Industries Inc (a)	2,640	95
Bank of the Ozarks Inc	5,053	320		PGT Inc (a)	13,168	141
Cass Information Systems Inc	4,325	234		Simpson Manufacturing Co Inc	1,311	43
City National Corp/CA	63,670	4,607		Texas Industries Inc (a)	4,572	344
First Financial Bankshares Inc	7,160	438		Trex Co Inc (a)	4,486	315
Home BancShares Inc/AR	4,739	146		US Concrete Inc (a)	5,453	124
Iberiabank Corp	145,717	9,594		USG Corp (a)	17,330	530
PrivateBancorp Inc	86,500	2,473
Prosperity Bancshares Inc	215,651	13,491				$12,604
Signature Bank/New York NY (a)	104,481	12,753		Chemicals - 1.69%
SVB Financial Group (a)	105,655	11,858		Aceto Corp	2,521	54
		$55,914		American Pacific Corp (a)	2,344	109
Beverages - 0.03%				American Vanguard Corp	7,353	171
Boston Beer Co Inc/The (a)	2,195	457		Balchem Corp	7,611	415
				Chemtura Corp (a)	22,221	557
Coca-Cola Bottling Co Consolidated	1,875	128		Ferro Corp (a)	18,618	234
		$585

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Chemicals (continued)				Commercial Services (continued)
Hawkins Inc	3,953	$139		SFX Entertainment Inc (a),(b)	58,100	$540
HB Fuller Co	13,160	613		Sotheby's	17,632	845
Innophos Holdings Inc	4,962	232		Steiner Leisure Ltd (a)	1,834	90
Innospec Inc	5,549	238		Strayer Education Inc (a)	4,291	150
KMG Chemicals Inc	2,707	42		Team Health Holdings Inc (a)	266,779	11,514
Landec Corp (a)	10,291	111		Team Inc (a)	64,157	2,716
Olin Corp	13,438	345		TeleTech Holdings Inc (a)	5,137	112
OM Group Inc	825	27		TrueBlue Inc (a)	462,538	11,346
OMNOVA Solutions Inc (a)	19,061	172		United Rentals Inc (a)	329,486	26,668
PolyOne Corp	529,834	18,841		VistaPrint NV (a)	8,741	427
Quaker Chemical Corp	1,261	87		WEX Inc (a)	9,943	819
Rockwood Holdings Inc	147,944	10,139				$212,046
Stepan Co	2,921	185
Taminco Corp (a)	5,886	118		Computers - 1.69%
				Datalink Corp (a)	7,489	109
Zep Inc	3,456	55		Electronics For Imaging Inc (a)	68,551	2,904
		$32,884		FleetMatics Group PLC (a)	171,496	6,861
Commercial Services - 10.87%				iGate Corp (a)	9,233	312
Accretive Health Inc (a)	23,257	214		Immersion Corp (a)	10,180	119
Advisory Board Co/The (a)	162,752	10,304		j2 Global Inc	12,414	563
American Public Education Inc (a)	4,575	194		KEYW Holding Corp/The (a),(b)	338,418	5,415
AMN Healthcare Services Inc (a)	18,643	282		LivePerson Inc (a)	12,420	172
Ascent Capital Group Inc (a)	126,891	9,079		Luxoft Holding Inc (a)	1,398	52
Barrett Business Services Inc	1,839	144		Manhattan Associates Inc (a)	20,852	703
Bright Horizons Family Solutions Inc (a)	324,474	11,924		Maxwell Technologies Inc (a)	11,538	94
Brink's Co/The	8,813	279		MTS Systems Corp	4,163	293
Capella Education Co	156,021	9,734		Netscout Systems Inc (a)	9,842	348
Cardtronics Inc (a)	12,129	467		Riverbed Technology Inc (a)	290,683	5,732
Carriage Services Inc	6,236	133		Silicon Graphics International Corp (a)	13,379	174
Chemed Corp (b)	4,829	381		Synaptics Inc (a)	148,058	8,641
CoreLogic Inc/United States (a)	462,088	14,718		Syntel Inc (a)	4,130	348
Corporate Executive Board Co	146,408	10,702		Unisys Corp (a)	876	30
Corvel Corp (a)	4,789	227		Virtusa Corp (a)	5,425	186
CoStar Group Inc (a)	186,821	32,142				$33,056
Deluxe Corp	8,570	416		Consumer Products - 0.05%
Electro Rent Corp	3,853	65		Blyth Inc (b)	3,754	35
Euronet Worldwide Inc (a)	56,183	2,408
EVERTEC Inc	6,668	161		Spectrum Brands Holdings Inc	5,783	435
ExamWorks Group Inc (a)	7,671	236		Tumi Holdings Inc (a)	12,361	248
ExlService Holdings Inc (a)	8,649	218		WD-40 Co	4,180	287
Forrester Research Inc	5,086	191				$1,005
Franklin Covey Co (a)	2,460	47		Cosmetics & Personal Care - 0.02%
Genpact Ltd (a)	480,334	8,151		Elizabeth Arden Inc (a)	9,132	248
Global Payments Inc	186,403	12,320		Inter Parfums Inc	4,495	146
Grand Canyon Education Inc (a)	11,780	516		Revlon Inc (a)	1,508	35
H&E Equipment Services Inc (a)	6,655	202				$429
Hackett Group Inc/The	3,185	19
Healthcare Services Group Inc	15,427	419		Distribution & Wholesale - 0.60%
Heartland Payment Systems Inc	9,823	423		Beacon Roofing Supply Inc (a)	11,092	419
HMS Holdings Corp (a)	22,442	517		Core-Mark Holding Co Inc	629	48
Huron Consulting Group Inc (a)	38,021	2,518		Houston Wire & Cable Co	2,331	31
Insperity Inc	5,933	196		LKQ Corp (a)	212,193	5,744
ITT Educational Services Inc (a),(b)	6,062	178		MWI Veterinary Supply Inc (a)	10,480	1,952
JTH Holding Inc (a)	1,718	45		Owens & Minor Inc	5,351	185
K12 Inc (a)	10,997	241		Pool Corp	12,330	668
Kforce Inc	10,144	184		Watsco Inc	27,405	2,593
Landauer Inc	3,924	181				$11,640
LifeLock Inc (a)	15,793	322
				Diversified Financial Services - 1.74%
Matthews International Corp	4,806	204		BGC Partners Inc	32,077	206
MAXIMUS Inc	306,234	12,975		Cohen & Steers Inc (b)	4,939	178
McGrath RentCorp	5,114	187		Credit Acceptance Corp (a)	1,794	250
Medifast Inc (a)	5,751	153
MoneyGram International Inc (a)	2,109	39		Diamond Hill Investment Group Inc	1,113	127
				E*Trade Financial Corp (a)	209,000	4,184
Monro Muffler Brake Inc	8,074	448		Encore Capital Group Inc (a)	5,083	242
Multi-Color Corp	2,956	106		Evercore Partners Inc - Class A	8,230	460
National Research Corp (a)	1,526	23
On Assignment Inc (a)	11,911	354		Financial Engines Inc	12,727	775
PAREXEL International Corp (a)	225,684	11,016		FXCM Inc	14,827	254
Performant Financial Corp (a)	8,867	76		GAMCO Investors Inc	2,359	191
Providence Service Corp/The (a)	4,209	111		Greenhill & Co Inc	6,354	330
				Higher One Holdings Inc (a)	13,341	104
RPX Corp (a)	1,787	29

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Diversified Financial Services (continued)				Entertainment - 0.64%
INTL. FCStone Inc (a)	1,797	$32		Carmike Cinemas Inc (a)	2,530	$69
Investment Technology Group Inc (a)	62,813	1,036		Churchill Downs Inc	3,560	317
MarketAxess Holdings Inc	8,459	531		Lions Gate Entertainment Corp	93,323	3,017
Outerwall Inc (a),(b)	7,516	483		Multimedia Games Holding Co Inc (a)	7,377	234
Portfolio Recovery Associates Inc (a)	13,199	663		National CineMedia Inc	426,029	7,958
Pzena Investment Management Inc	3,375	36		Pinnacle Entertainment Inc (a)	12,114	265
Regional Management Corp (a)	1,077	36		Vail Resorts Inc	8,095	552
Stifel Financial Corp (a)	209,898	9,477				$12,412
Virtus Investment Partners Inc (a)	1,740	317
WageWorks Inc (a)	213,649	13,287		Environmental Control - 0.84%
				Advanced Emissions Solutions Inc (a)	4,144	207
Westwood Holdings Group Inc	2,682	153		Calgon Carbon Corp (a)	13,612	277
WisdomTree Investments Inc (a)	25,871	365
World Acceptance Corp (a),(b)	2,352	225		Ceco Environmental Corp	3,491	54
				Darling International Inc (a)	13,052	255
		$33,942		Mine Safety Appliances Co	6,384	322
Electric - 0.00%				Pure Cycle Corp (a)	6,953	43
UNS Energy Corp	1,019	61		Tetra Tech Inc (a)	2,007	59
				US Ecology Inc	4,942	177

Electrical Components & Equipment - 0.90%				Waste Connections Inc	366,519	14,983
Acuity Brands Inc	90,633	11,514				$16,377
Advanced Energy Industries Inc (a)	9,677	264		Food - 1.67%
Belden Inc	10,418	674		Annie's Inc (a)	5,517	221
Canadian Solar Inc (a)	27,000	1,057		B&G Foods Inc	12,043	395
Coleman Cable Inc	3,133	82		Boulder Brands Inc (a)	85,633	1,228
Encore Wire Corp	1,057	54		Calavo Growers Inc	4,923	150
EnerSys Inc	4,079	278		Cal-Maine Foods Inc	5,328	268
Generac Holdings Inc	13,608	655		Chefs' Warehouse Inc/The (a)	312,001	7,366
Graham Corp	3,952	141		Diamond Foods Inc (a)	60,800	1,603
Insteel Industries Inc	6,702	125		Hain Celestial Group Inc (a)	31,126	2,860
Littelfuse Inc	5,390	482		J&J Snack Foods Corp	4,036	356
SunPower Corp (a),(b)	62,243	2,014		Lancaster Colony Corp	4,179	363
Universal Display Corp (a)	9,165	298		Lifeway Foods Inc	1,795	25
		$17,638		Nutrisystem Inc	11,794	168
				Pilgrim's Pride Corp (a)	16,843	282
Electronics - 0.63%				Sanderson Farms Inc	6,219	462
American Science & Engineering Inc	538	37		Sprouts Farmers Market Inc (a)	267,501	9,560
Analogic Corp	2,176	208		SUPERVALU Inc (a)	41,853	242
Badger Meter Inc	4,024	205
Coherent Inc (a)	5,431	363		Tootsie Roll Industries Inc	7,189	218
				TreeHouse Foods Inc (a)	6,516	429
FARO Technologies Inc (a)	4,089	211
				United Natural Foods Inc (a)	44,916	3,035
FEI Co	20,542	1,925		WhiteWave Foods Co - A shares (a)	136,168	3,297
Fluidigm Corp (a)	6,536	295
Gentex Corp/MI	124,487	4,032				$32,528
InvenSense Inc (a),(b)	14,931	294		Forest Products & Paper - 0.09%
Measurement Specialties Inc (a)	3,687	203		Clearwater Paper Corp (a)	4,483	255
Mesa Laboratories Inc	1,045	84		Deltic Timber Corp	2,517	162
Methode Electronics Inc	44,836	1,509		KapStone Paper and Packaging Corp (a)	21,362	597
NVE Corp (a)	2,026	117		Neenah Paper Inc	666	29
OSI Systems Inc (a)	4,133	239		Orchids Paper Products Co	2,112	66
Rofin-Sinar Technologies Inc (a)	779	18		PH Glatfelter Co	9,556	296
Rogers Corp (a)	2,580	157		Schweitzer-Mauduit International Inc	5,707	263
Stoneridge Inc (a)	9,533	109		Xerium Technologies Inc (a)	4,330	73
Taser International Inc (a)	99,557	1,599				$1,741
Watts Water Technologies Inc	848	48
Woodward Inc	15,667	671		Gas - 0.01%
		$12,324		South Jersey Industries Inc	2,341	125

Energy - Alternate Sources - 0.07%
Clean Energy Fuels Corp (a),(b)	15,454	184		Hand & Machine Tools - 0.57%
FutureFuel Corp	2,115	34		Franklin Electric Co Inc	11,739	468
Green Plains Renewable Energy Inc	48,100	1,072		Lincoln Electric Holdings Inc	155,114	10,734
Renewable Energy Group Inc (a)	1,585	16				$11,202
		$1,306		Healthcare - Products - 4.59%
				Abaxis Inc (a)	5,621	215
Engineering & Construction - 0.65%				ABIOMED Inc (a)	10,047	276
Aegion Corp (a)	1,789	37
Dycom Industries Inc (a)	423,621	11,789		Accuray Inc (a),(b)	30,529	325
				Affymetrix Inc (a)	106,700	1,002
Exponent Inc	3,482	252		Align Technology Inc (a)	228,306	13,566
MasTec Inc (a)	15,454	555
				ArthroCare Corp (a)	6,022	273
		$12,633		AtriCure Inc (a)	8,308	170
				Atrion Corp	613	164

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)				Healthcare - Services (continued)
Biolase Inc (a)	13,184	$32		WellCare Health Plans Inc (a)	100,986	$6,575
Cantel Medical Corp	8,498	269				$70,783
Cardiovascular Systems Inc (a)	107,607	3,650
Cepheid Inc (a)	17,012	899		Holding Companies - Diversified - 0.01%
Cerus Corp (a)	28,688	177		Horizon Pharma Inc (a)	11,158	110
Cyberonics Inc (a)	7,223	483
Cynosure Inc (a)	2,718	73		Home Builders - 0.25%
DexCom Inc (a)	29,604	1,198		Cavco Industries Inc (a)	2,452	191
Endologix Inc (a)	344,075	5,506		KB Home	18,722	362
Exactech Inc (a)	821	18		LGI Homes Inc (a)	2,125	37
Female Health Co/The	8,521	64		Meritage Homes Corp (a)	6,727	327
Genomic Health Inc (a)	6,639	200		Ryland Group Inc/The	83,907	3,746
Globus Medical Inc (a)	13,854	324		Winnebago Industries Inc (a)	7,280	174
Haemonetics Corp (a)	13,070	495				$4,837
Hanger Inc (a)	5,982	202
HeartWare International Inc (a)	112,990	11,210		Home Furnishings - 0.98%
Henry Schein Inc (a)	84,318	9,687		American Woodmark Corp (a)	3,942	138
ICU Medical Inc (a)	3,040	196		Daktronics Inc	3,635	53
IDEXX Laboratories Inc (a)	63,798	7,290		DTS Inc/CA (a)	7,522	156
Insulet Corp (a)	13,704	589		Ethan Allen Interiors Inc	8,961	226
Integra LifeSciences Holdings Corp (a)	5,233	243		Harman International Industries Inc	171,269	17,714
LDR Holding Corp (a)	155,611	4,111		iRobot Corp (a)	7,296	258
Luminex Corp (a)	9,581	175		La-Z-Boy Inc	5,335	144
Masimo Corp (a)	12,467	365		Select Comfort Corp (a)	13,514	221
Merge Healthcare Inc (a)	26,466	57		TiVo Inc (a)	15,918	197
Meridian Bioscience Inc	10,819	246		Universal Electronics Inc (a)	572	21
MiMedx Group Inc (a)	23,273	182				$19,128
Natus Medical Inc (a)	7,285	189
				Housewares - 0.01%
NuVasive Inc(a)	3,710	139		Libbey Inc (a)	8,497	183
NxStage Medical Inc (a)	13,478	175
Oxford Immunotec Global PLC (a)	1,940	41
PhotoMedex Inc (a),(b),(c)	1,748	24		Insurance - 0.13%
Quidel Corp (a)	7,423	219		American Equity Investment Life Holding Co	1,964	43
Sirona Dental Systems Inc (a)	97,289	6,999		Amtrust Financial Services Inc (b)	6,332	204
Spectranetics Corp (a)	10,464	272		Argo Group International Holdings Ltd	3,659	164
STAAR Surgical Co (a)	13,552	223		Crawford & Co	3,924	32
STERIS Corp	14,950	686		eHealth Inc (a)	16,188	865
SurModics Inc (a)	5,755	140		Employers Holdings Inc	8,904	219
Tandem Diabetes Care Inc (a)	192,633	4,980		Greenlight Capital Re Ltd (a)	2,894	93
TearLab Corp (a),(b)	282,464	1,890		HCI Group Inc (b)	3,684	157
Thoratec Corp (a)	14,540	508		Infinity Property & Casualty Corp	2,285	161
Unilife Corp (a),(b)	383,107	1,789		Maiden Holdings Ltd	2,633	29
Utah Medical Products Inc	1,358	72		MGIC Investment Corp (a)	44,873	381
Vascular Solutions Inc (a)	6,395	151		Radian Group Inc	10,643	158
Volcano Corp (a)	257,835	5,412		United Fire Group Inc	665	17
West Pharmaceutical Services Inc	17,720	841				$2,523
Zeltiq Aesthetics Inc (a),(b)	40,444	829
				Internet - 7.55%
		$89,511		Blucora Inc (a)	6,823	175
Healthcare - Services - 3.63%				Blue Nile Inc (a)	4,994	215
Acadia Healthcare Co Inc (a)	309,497	15,797		Brightcove Inc (a)	11,813	127
Air Methods Corp (a)	9,993	514		BroadSoft Inc (a)	231,031	7,072
Alliance HealthCare Services Inc (a)	764	22		ChannelAdvisor Corp (a)	44,700	1,939
Amsurg Corp (a)	3,924	164		Cogent Communications Group Inc	11,965	495
Bio-Reference Labs Inc (a),(b)	10,067	271		comScore Inc (a)	60,125	1,648
Capital Senior Living Corp (a)	11,541	259		Constant Contact Inc (a)	8,152	220
Centene Corp (a)	13,929	844		Dealertrack Technologies Inc (a)	319,498	14,905
Covance Inc (a)	174,740	16,523		Dice Holdings Inc (a)	16,050	112
Emeritus Corp (a)	10,218	225		eGain Corp (a)	5,123	49
Ensign Group Inc/The	4,725	198		FireEye Inc (a)	62,799	4,584
Gentiva Health Services Inc (a)	12,428	141		Global Sources Ltd (a)	1,149	8
HealthSouth Corp	18,510	576		HealthStream Inc (a)	8,290	241
Healthways Inc (a)	8,941	137		HomeAway Inc (a)	669,643	27,361
ICON PLC (a)	309,550	13,004		Liquidity Services Inc (a),(b)	10,237	243
IPC The Hospitalist Co Inc (a)	4,345	232		magicJack VocalTec Ltd (a)	4,220	61
Mednax Inc (a)	157,782	8,779		Move Inc (a)	16,422	232
Molina Healthcare Inc (a)	7,187	259		NIC Inc	17,276	376
Premier Inc (a)	175,148	6,076		OpenTable Inc (a)	29,339	2,209
Skilled Healthcare Group Inc (a)	7,183	33		Orbitz Worldwide Inc (a)	9,633	69
US Physical Therapy Inc	4,884	154		Overstock.com Inc (a),(b)	4,714	99
				Pandora Media Inc (a)	465,270	16,782

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Internet (continued)				Mining - 0.02%
Perficient Inc (a)	1,741	$36		Materion Corp	4,287	$114
Responsys Inc (a)	8,720	236		United States Lime & Minerals Inc	678	37
RingCentral Inc (a)	209,999	3,832		US Silica Holdings Inc	9,010	267
Sapient Corp (a)	218,771	3,507				$418
Shutterfly Inc (a)	280,667	13,292
Shutterstock Inc (a)	125,437	10,111		Miscellaneous Manufacturing - 2.77%
SPS Commerce Inc (a)	3,394	219		Actuant Corp	300,129	10,270
Stamps.com Inc (a)	5,164	204		AZZ Inc	6,839	286
support.com Inc (a)	20,705	56		Blount International Inc (a)	20,686	265
Travelzoo Inc (a)	2,879	64		Carlisle Cos Inc	174,197	12,983
Trulia Inc (a),(b)	29,527	1,020		Chase Corp	804	25
ValueClick Inc (a)	17,109	368		CLARCOR Inc	13,341	739
VirnetX Holding Corp (a),(b)	9,648	173		Colfax Corp (a)	76,658	4,619
Web.com Group Inc (a)	9,384	317		EnPro Industries Inc (a)	2,326	169
WebMD Health Corp (a)	83,186	3,985		Federal Signal Corp (a)	16,671	205
XO Group Inc (a)	10,570	128		GP Strategies Corp (a)	6,043	168
Yelp Inc (a)	195,809	14,872		Handy & Harman Ltd (a)	1,940	38
Zillow Inc (a),(b)	118,002	9,688		Hexcel Corp (a)	511,710	21,328
zulily Inc (a),(b)	148,000	5,883		Hillenbrand Inc	12,303	333
		$147,213		John Bean Technologies Corp	7,642	236
				Koppers Holdings Inc	5,327	210
Leisure Products & Services - 0.08%				Myers Industries Inc	1,479	28
Arctic Cat Inc	3,405	144		Park-Ohio Holdings Corp (a)	3,395	162
Brunswick Corp/DE	22,650	939		Polypore International Inc (a),(b)	10,627	352
Interval Leisure Group Inc	10,112	267		Proto Labs Inc (a)	3,849	306
Life Time Fitness Inc (a)	5,079	209		Raven Industries Inc	9,493	356
Nautilus Inc (a)	12,315	105		Smith & Wesson Holding Corp (a),(b)	14,526	190
		$1,664		Standex International Corp	976	56
				Sturm Ruger & Co Inc	5,026	383
Lodging - 0.02%				Trimas Corp (a)	11,684	407
Boyd Gaming Corp (a)	15,656	165
Caesars Entertainment Corp (a),(b)	8,171	180				$54,114
Monarch Casino & Resort Inc (a)	1,859	36		Office & Business Equipment - 0.30%
		$381		Pitney Bowes Inc	230,800	5,812

Machinery - Construction & Mining - 0.06%
Hyster-Yale Materials Handling Inc	2,728	234		Office Furnishings - 0.61%
Terex Corp	23,600	968		Herman Miller Inc	15,194	426
		$1,202		HNI Corp	11,354	389
				Interface Inc	515,154	10,793
Machinery - Diversified - 2.95%				Knoll Inc	12,763	212
Albany International Corp	1,685	58		Steelcase Inc	4,237	62
Altra Industrial Motion Corp	7,141	224				$11,882
Applied Industrial Technologies Inc	10,049	508
Chart Industries Inc (a)	155,324	13,271		Oil & Gas - 1.54%
Cognex Corp (a)	71,606	2,825		Abraxas Petroleum Corp (a)	33,124	105
Columbus McKinnon Corp/NY (a)	1,108	27		Apco Oil and Gas International Inc (a)	588	8
DXP Enterprises Inc (a)	2,456	236		Approach Resources Inc (a)	7,711	155
Gorman-Rupp Co/The	5,331	170		Arabian American Development Co (a)	7,133	81
IDEX Corp	334,065	24,056		Bill Barrett Corp (a),(b)	5,611	157
Lindsay Corp (b)	3,394	289		Bonanza Creek Energy Inc (a)	7,378	300
Middleby Corp/The (a)	62,873	15,503		Carrizo Oil & Gas Inc (a)	9,825	404
Tennant Co	4,805	308		Contango Oil & Gas Co (a)	988	42
		$57,475		Delek US Holdings Inc	55,348	1,677
				Diamondback Energy Inc (a)	64,123	3,334
Media - 0.06%				Emerald Oil Inc (a)	352,064	2,700
Cumulus Media Inc (a)	27,039	181		EPL Oil & Gas Inc (a)	3,842	103
Nexstar Broadcasting Group Inc	7,603	365		Gastar Exploration Inc (a)	22,379	133
Saga Communications Inc	534	27		Goodrich Petroleum Corp (a)	12,617	217
Sinclair Broadcast Group Inc	18,110	569		Kodiak Oil & Gas Corp (a)	69,235	735
		$1,142		Laredo Petroleum Inc (a)	264,366	6,541
				Matador Resources Co (a)	297,958	5,792
Metal Fabrication & Hardware - 1.14%				Oasis Petroleum Inc (a)	136,114	5,691
CIRCOR International Inc	520	37
Mueller Industries Inc	7,286	454		Panhandle Oil and Gas Inc	2,723	105
Mueller Water Products Inc - Class A	35,601	309		Rex Energy Corp (a)	11,332	214
RBC Bearings Inc (a)	126,057	8,173		Rice Energy Inc (a)	8,900	209
Rexnord Corp (a)	7,990	208		Rosetta Resources Inc (a)	15,936	679
				Synergy Resources Corp (a)	20,081	174
Sun Hydraulics Corp	4,840	177		Triangle Petroleum Corp (a)	5,042	38
Valmont Industries Inc	83,981	12,293		Vaalco Energy Inc (a)	11,562	70
Worthington Industries Inc	13,830	561
		$22,212		Western Refining Inc	7,628	298
						$29,962

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Oil & Gas Services - 1.52%				Pharmaceuticals (continued)
CARBO Ceramics Inc	2,153	$248		Sarepta Therapeutics Inc (a),(b)	7,640	$186
Dril-Quip Inc (a)	74,695	7,511		Sciclone Pharmaceuticals Inc (a)	15,692	74
Flotek Industries Inc (a)	12,267	264		SIGA Technologies Inc (a),(b)	14,139	47
Forum Energy Technologies Inc (a)	146,514	3,680		Sucampo Pharmaceuticals Inc (a)	4,975	41
Geospace Technologies Corp (a)	3,274	260		Synageva BioPharma Corp (a)	62,902	5,697
Helix Energy Solutions Group Inc (a)	417,236	8,508		Synutra International Inc (a)	6,562	48
Hornbeck Offshore Services Inc (a)	766	33		TESARO Inc (a)	116,588	3,674
Matrix Service Co (a)	2,073	55		Tetraphase Pharmaceuticals Inc (a)	5,888	91
Newpark Resources Inc (a)	17,473	199		TherapeuticsMD Inc (a),(b),(c)	36,269	239
Oil States International Inc (a)	59,204	5,562		Threshold Pharmaceuticals Inc (a)	18,676	91
SEACOR Holdings Inc (a)	670	56		USANA Health Sciences Inc (a)	2,351	141
Superior Energy Services Inc	97,690	2,309		Vivus Inc (a),(b)	26,098	194
Targa Resources Corp	8,315	751		Zogenix Inc (a)	29,555	131
TGC Industries Inc (a)	6,176	40				$76,844
Thermon Group Holdings Inc (a)	7,046	191
		$29,667		Pipelines - 0.07%
				Crosstex Energy Inc	11,026	413
Packaging & Containers - 0.05%				Primoris Services Corp	7,957	253
AEP Industries Inc (a)	1,723	76		SemGroup Corp	10,212	631
Berry Plastics Group Inc (a)	13,820	308				$1,297
Graphic Packaging Holding Co (a)	54,914	522
		$906		Real Estate - 0.01%
				HFF Inc	7,101	210
Pharmaceuticals - 3.94%				Kennedy-Wilson Holdings Inc	2,233	54
ACADIA Pharmaceuticals Inc (a)	14,933	348				$264
AcelRx Pharmaceuticals Inc (a),(b)	9,811	112
Akorn Inc (a)	441,228	10,016		REITS - 0.31%
Anacor Pharmaceuticals Inc (a)	10,442	199		Acadia Realty Trust	4,153	106
Anika Therapeutics Inc (a)	2,852	95		Alexander's Inc	536	182
Aratana Therapeutics Inc (a)	162,402	3,493		DuPont Fabros Technology Inc	10,935	284
Auxilium Pharmaceuticals Inc (a)	12,940	331		EastGroup Properties Inc	7,407	440
AVANIR Pharmaceuticals Inc (a)	59,913	225		Empire State Realty Trust Inc	6,411	94
BioDelivery Sciences International Inc (a)	12,137	95		Geo Group Inc/The	7,929	266
Cadence Pharmaceuticals Inc (a)	15,803	173		Glimcher Realty Trust	33,445	286
Cempra Inc (a)	8,297	99		Healthcare Realty Trust Inc	9,748	223
Clovis Oncology Inc (a)	4,596	299		Highwoods Properties Inc	7,261	270
Corcept Therapeutics Inc (a)	22,330	77		Inland Real Estate Corp	18,694	197
Cytori Therapeutics Inc (a),(b)	20,297	54		LTC Properties Inc	7,624	289
Depomed Inc (a)	23,734	285		National Health Investors Inc	7,432	468
Dyax Corp (a)	31,104	262		Potlatch Corp	10,470	419
Enanta Pharmaceuticals Inc (a)	1,530	56		PS Business Parks Inc	4,772	375
Endocyte Inc (a),(b)	12,281	146		Ryman Hospitality Properties Inc	7,374	305
Furiex Pharmaceuticals Inc (a)	2,601	121		Sabra Health Care REIT Inc	6,130	177
GW Pharmaceuticals PLC ADR(a)	57,944	3,250		Saul Centers Inc	3,140	146
Hi-Tech Pharmacal Co Inc (a)	1,662	72		Sovran Self Storage Inc	7,507	510
Hyperion Therapeutics Inc (a)	3,313	93		Strategic Hotels & Resorts Inc (a)	38,875	362
Idenix Pharmaceuticals Inc (a),(b)	19,812	139		Sun Communities Inc	8,086	378
Insys Therapeutics Inc (a)	1,997	117		Urstadt Biddle Properties Inc	7,641	143
Ironwood Pharmaceuticals Inc (a)	21,028	292		Washington Real Estate Investment Trust	7,499	175
Isis Pharmaceuticals Inc (a)	198,524	10,136				$6,095
Jazz Pharmaceuticals PLC (a)	84,040	12,745		Retail - 6.62%
Keryx Biopharmaceuticals Inc (a)	21,860	336		ANN Inc (a)	159,980	5,174
Lannett Co Inc (a)	7,528	266		Asbury Automotive Group Inc (a)	7,096	334
Lifevantage Corp (a)	45,768	56		Big 5 Sporting Goods Corp	6,671	114
MannKind Corp (a),(b)	38,077	206		BJ's Restaurants Inc (a),(b)	67,956	1,927
Medivation Inc (a)	20,600	1,640		Bloomin' Brands Inc (a)	14,324	329
Natural Grocers by Vitamin Cottage Inc (a),(b)	9,622	365		Bon-Ton Stores Inc/The (b)	5,300	57
Nektar Therapeutics (a)	20,691	281		Bravo Brio Restaurant Group Inc (a)	7,373	110
Neogen Corp (a)	9,183	386		Brown Shoe Co Inc	11,260	267
Neurocrine Biosciences Inc (a)	15,054	257		Buckle Inc/The (b)	7,267	322
Omnicare Inc	43,564	2,721		Buffalo Wild Wings Inc (a)	30,255	4,292
Ophthotech Corp (a)	3,192	99		Burlington Stores Inc (a)	39,866	1,020
Opko Health Inc (a),(b)	48,535	385		Cabela's Inc (a)	158,670	10,609
Osiris Therapeutics Inc (a),(b)	6,671	104		Casey's General Stores Inc	8,645	594
Pacira Pharmaceuticals Inc/DE (a)	203,649	13,956		Cato Corp/The	2,312	65
Prestige Brands Holdings Inc (a)	14,103	427		CEC Entertainment Inc	4,574	247
Questcor Pharmaceuticals Inc (b)	13,278	890		Cheesecake Factory Inc/The	14,112	629
Raptor Pharmaceutical Corp (a),(b)	13,453	209		Children's Place Retail Stores Inc/The (a)	3,119	164
Receptos Inc (a)	2,375	95		Chuy's Holdings Inc (a)	16,716	604
Regulus Therapeutics Inc (a)	4,139	38		Conn's Inc (a)	247,801	15,043
Sagent Pharmaceuticals Inc (a)	7,584	143		Container Store Group Inc/The (a),(b)	123,330	4,532

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Semiconductors (continued)
Cracker Barrel Old Country Store Inc	5,198	$515		Power Integrations Inc	210,747	$12,483
Del Frisco's Restaurant Group Inc (a)	1,975	45		Rambus Inc (a)	29,373	262
Denny's Corp (a)	27,774	190		Semtech Corp (a)	17,722	404
Destination Maternity Corp	4,824	129		Silicon Image Inc (a)	30,764	172
Dick's Sporting Goods Inc	210,799	11,067		SunEdison Inc (a)	60,161	837
DineEquity Inc	1,964	153		Teradyne Inc (a)	507,740	9,551
Express Inc (a)	21,897	379		Ultratech Inc (a)	7,206	182
Fiesta Restaurant Group Inc (a)	23,147	995				$47,096
Finish Line Inc/The	40,737	1,045
First Cash Financial Services Inc (a)	7,519	369		Software - 13.77%
Five Below Inc (a)	251,635	9,222		Accelrys Inc (a)	873,849	10,993
Francesca's Holdings Corp (a)	11,421	217		ACI Worldwide Inc (a)	10,211	619
Genesco Inc (a)	4,486	315		Actuate Corp (a)	18,263	139
				Acxiom Corp (a)	67,475	2,426
Haverty Furniture Cos Inc	1,922	53
Hibbett Sports Inc (a),(b)	197,950	11,879		Advent Software Inc	8,822	290
HSN Inc	8,776	481		American Software Inc/Georgia	9,733	98
Jack in the Box Inc (a)	9,393	475		Aspen Technology Inc (a)	286,259	13,045
Jos A Bank Clothiers Inc (a)	1,702	96		athenahealth Inc (a)	9,446	1,392
Kirkland's Inc (a)	3,916	74		AVG Technologies NV (a)	9,501	158
Krispy Kreme Doughnuts Inc (a)	143,868	2,481		Blackbaud Inc	12,223	421
				Bottomline Technologies de Inc (a)	8,528	295
Lithia Motors Inc	5,749	324
Lumber Liquidators Holdings Inc (a)	126,910	11,294		Broadridge Financial Solutions Inc	414,859	15,055
Mattress Firm Holding Corp (a),(b)	5,530	225		Callidus Software Inc (a)	15,112	222
Nathan's Famous Inc (a)	1,077	53		CommVault Systems Inc (a)	143,077	9,883
Papa John's International Inc	8,312	400		Computer Programs & Systems Inc	2,850	190
				Concur Technologies Inc (a)	49,780	6,040
Penske Automotive Group Inc	3,742	161		Cornerstone OnDemand Inc (a)	219,652	12,530
PetMed Express Inc	8,444	112		CSG Systems International Inc	7,272	218
Pier 1 Imports Inc	24,322	465		Cvent Inc (a)	40,165	1,534
Popeyes Louisiana Kitchen Inc (a)	6,321	254
Potbelly Corp (a),(b)	2,783	63		Demandware Inc (a)	219,794	13,996
				E2open Inc (a)	105,716	2,532
PriceSmart Inc	106,801	9,709		Ebix Inc (b)	8,561	116
Red Robin Gourmet Burgers Inc (a)	23,087	1,487
Restoration Hardware Holdings Inc (a)	89,034	5,052		Envestnet Inc (a)	178,373	7,626
Rite Aid Corp (a)	118,946	660		EPAM Systems Inc (a)	5,851	239
Rush Enterprises Inc - Class A (a)	5,166	143		Fair Isaac Corp	144,999	7,882
				Guidewire Software Inc (a)	285,257	13,467
Ruth's Hospitality Group Inc	14,219	186		Imperva Inc (a)	34,855	1,918
Sonic Corp (a)	12,328	219
				inContact Inc (a)	20,897	184
Stage Stores Inc	153,470	3,008		Infoblox Inc (a)	100,551	3,527
Stein Mart Inc	5,821	72		Informatica Corp (a)	328,752	13,268
Susser Holdings Corp (a)	121,607	7,415
				Interactive Intelligence Group Inc (a)	408,329	31,009
Texas Roadhouse Inc	16,557	401		MedAssets Inc (a)	15,444	340
Vera Bradley Inc (a),(b)	8,317	200
Vitamin Shoppe Inc (a)	7,963	357		Medidata Solutions Inc (a)	36,276	2,289
				MicroStrategy Inc (a)	2,387	300
Winmark Corp	941	76
Zumiez Inc (a)	8,346	180		Monotype Imaging Holdings Inc	10,240	299
				Omnicell Inc (a)	7,753	200
		$129,129		Pegasystems Inc	314,102	14,272
Savings & Loans - 0.02%				Progress Software Corp (a)	7,317	177
B of I Holding Inc (a)	3,235	268		Proofpoint Inc (a)	86,597	3,506
Investors Bancorp Inc	2,226	57		PROS Holdings Inc (a)	5,855	223
Northfield Bancorp Inc/NJ	5,342	66		PTC Inc (a)	428,063	15,274
Oritani Financial Corp	5,535	87		QAD Inc	2,608	47
		$478		Qlik Technologies Inc (a)	22,305	603
				Quality Systems Inc	10,578	195
Semiconductors - 2.41%				RealPage Inc (a)	12,273	276
Applied Micro Circuits Corp (a)	552,151	5,576		SS&C Technologies Holdings Inc (a)	319,742	12,413
Cabot Microelectronics Corp (a)	6,211	250		Synchronoss Technologies Inc (a)	6,581	175
Cavium Inc (a)	391,752	14,562		Tableau Software Inc (a)	183,705	14,847
Cirrus Logic Inc (a)	10,214	179		Take-Two Interactive Software Inc (a)	20,759	398
Cypress Semiconductor Corp (a)	32,950	331		Tyler Technologies Inc (a)	8,438	890
Diodes Inc (a)	11,283	258		Ultimate Software Group Inc/The (a)	165,586	27,028
Entegris Inc (a)	8,294	87		Verint Systems Inc (a)	74,505	3,386
Exar Corp (a)	15,750	173
GT Advanced Technologies Inc (a),(b)	22,632	232				$268,450
Hittite Microwave Corp	8,415	483		Storage & Warehousing - 0.10%
Integrated Device Technology Inc (a)	15,539	150		Mobile Mini Inc	46,700	1,806
Lattice Semiconductor Corp (a)	12,086	70		Wesco Aircraft Holdings Inc (a)	3,608	81
Microsemi Corp (a)	19,019	446				$1,887
Monolithic Power Systems Inc (a)	8,289	271
OmniVision Technologies Inc (a)	1,894	29		Telecommunications - 2.18%
PLX Technology Inc (a)	17,777	108		8x8 Inc (a)	21,932	222
				ADTRAN Inc	10,144	258

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Telecommunications (continued)				Water (continued)
Anaren Inc (a)	758	$21		York Water Co	3,979	$81
Anixter International Inc	4,157	365				$177
ARRIS Group Inc (a)	27,008	699		TOTAL COMMON STOCKS		$1,836,085
Aruba Networks Inc (a)	30,009	591		INVESTMENT COMPANIES - 1.98%	Shares Held	Value(000	's)
Atlantic Tele-Network Inc	3,631	211
CalAmp Corp (a)	9,221	272		Publicly Traded Investment Fund - 1.98%
Calix Inc (a)	13,950	111		Goldman Sachs Financial Square Funds -	38,614,959	38,615
Ciena Corp (a)	371,379	8,664		Government Fund (d)
Cincinnati Bell Inc (a)	27,704	96
Comverse Inc (a)	4,964	179		TOTAL INVESTMENT COMPANIES		$38,615
Consolidated Communications Holdings Inc	10,784	211			Maturity
DigitalGlobe Inc (a)	366,986	14,011		REPURCHASE AGREEMENTS - 5.53%	Amount (000's)	Value(000	's)
EXFO Inc (a),(c)	524,061	2,306
Fairpoint Communications Inc (a),(b)	7,187	92		Banks - 5.53%
General Communication Inc (a)	12,442	121		Investment in Joint Trading Account; Barclays $ 13,621		$13,621
Gigamon Inc (a)	1,134	35		Bank PLC Repurchase Agreement; 0.02%
				dated 01/31/2014 maturing 02/03/2014
HickoryTech Corp	4,938	71		(collateralized by US Government
IDT Corp - Class B	5,864	100		Securities; $13,893,170; 0.25% - 1.50%;
Infinera Corp (a)	23,412	204
				dated 03/31/15 - 01/31/19)
Inteliquent Inc	5,085	59		Investment in Joint Trading Account; Credit	36,815	36,815
InterDigital Inc/PA	10,694	307		Suisse Repurchase Agreement; 0.01%
Ixia (a)	15,067	193
KVH Industries Inc (a)	5,237	69		dated 01/31/2014 maturing 02/03/2014
LogMeIn Inc (a)	219,673	7,460		(collateralized by US Government
Loral Space & Communications Inc (a)	2,935	218		Securities; $37,551,253; 0.00% - 11.25%;
				dated 02/15/15 - 02/15/41)
Lumos Networks Corp	5,662	108		Investment in Joint Trading Account; Deutsche	38,917	38,917
NTELOS Holdings Corp	6,163	101		Bank Repurchase Agreement; 0.02% dated
Plantronics Inc	10,455	449		01/31/2014 maturing 02/03/2014
Premiere Global Services Inc (a)	4,666	51
RF Micro Devices Inc (a)	64,641	345		(collateralized by US Government
RigNet Inc (a)	4,638	216		Securities; $39,694,770; 0.00% - 7.13%;
Shenandoah Telecommunications Co	8,595	216		dated 02/25/14 - 05/04/37)
Sonus Networks Inc (a)	469,194	1,408		Investment in Joint Trading Account; Merrill	18,515	18,514
Tessco Technologies Inc	154	5		Lynch Repurchase Agreement; 0.02%
Ubiquiti Networks Inc (a)	4,983	205		dated 01/31/2014 maturing 02/03/2014
ViaSat Inc (a)	34,586	2,058		(collateralized by US Government
				Securities; $18,885,184; 0.00% - 5.50%;
West Corp	5,689	132		dated 02/25/14 - 07/05/22)
		$42,440				$107,867
Textiles - 0.02%				TOTAL REPURCHASE AGREEMENTS		$107,867
Culp Inc	2,836	57		Total Investments		$1,982,567
G&K Services Inc	1,303	73		Liabilities in Excess of Other Assets, Net - (1.68)%		$(32,682)
UniFirst Corp/MA	2,097	222		TOTAL NET ASSETS - 100.00%		$1,949,885
		$352

Transportation - 3.32%				(a) Non-Income Producing Security
Forward Air Corp	7,847	349		(b)		Security or a portion of the security was on loan at the end of the period.
Genesee & Wyoming Inc (a)	123,796	11,184		(c) Security is Illiquid
Heartland Express Inc	9,121	192		(d)		Security was purchased with the cash proceeds from securities loans.
HUB Group Inc (a)	9,766	405
Kirby Corp (a)	154,104	15,378
Knight Transportation Inc	555,616	11,862
Landstar System Inc	152,999	8,788		Portfolio Summary (unaudited)
Matson Inc	11,060	265		Sector		Percent
PHI Inc (a)	430	16		Consumer, Non-cyclical		29.30%
Quality Distribution Inc (a)	2,968	41		Technology		18.17%
Roadrunner Transportation Systems Inc (a)	270,177	7,092		Industrial		15.35%
Saia Inc (a)	6,293	212		Consumer, Cyclical		11.23%
Swift Transportation Co (a)	22,286	486		Financial		10.61%
Universal Truckload Services Inc	2,140	62		Communications		10.01%
UTI Worldwide Inc	534,125	8,364		Energy		3.20%
		$64,696		Exchange Traded Funds		1.98%
				Basic Materials		1.80%
Trucking & Leasing - 0.01%				Utilities		0.02%
TAL International Group Inc	3,571	154		Diversified		0.01%
				Liabilities in Excess of Other Assets, Net		(1.68)%
Water - 0.01%				TOTAL NET ASSETS		100.00%
American States Water Co	1,598	46
SJW Corp	1,760	50

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2014 (unaudited)

Futures Contracts

					Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value	Appreciation/(Depreciation)
Russell 2000 Mini; March 2014	Long	965	$108,415	$108,881	$466
Total					$466
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2014 (unaudited)

COMMON STOCKS - 94.29%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.01%				Biotechnology (continued)
MDC Partners Inc	814	$20		Aegerion Pharmaceuticals Inc (a)	13,094	$785
				Alnylam Pharmaceuticals Inc (a)	43,555	3,643
				AMAG Pharmaceuticals Inc (a)	1,382	30
Aerospace & Defense - 0.53%				Arena Pharmaceuticals Inc (a),(b)	7,921	50
Astronics Corp (a)	15,266	925
				BIND Therapeutics Inc (a),(b)	59,530	753
GenCorp Inc (a)	2,015	34
				Bluebird Bio Inc (a)	390	9
HEICO Corp	2,442	130		Cambrex Corp (a)	133,004	2,497
Kaman Corp	742	29		Celldex Therapeutics Inc (a)	3,453	89
M/A-COM Technology Solutions Holdings Inc(a)	639	11		Emergent Biosolutions Inc (a)	344	8

				Epizyme Inc (a),(b)	30,120	916
Moog Inc (a)	267	16
				Exact Sciences Corp (a)	2,568	33
Teledyne Technologies Inc (a)	487	44
				Exelixis Inc (a),(b)	6,812	47
		$1,189		Galena Biopharma Inc (a),(b)	3,729	20
Agriculture - 0.03%				Geron Corp (a)	181,630	912
Tejon Ranch Co (a)	849	29		Halozyme Therapeutics Inc (a)	3,233	51
Vector Group Ltd	1,696	30		ImmunoGen Inc (a)	2,711	41
		$59		Insmed Inc (a)	1,262	26
				Intercept Pharmaceuticals Inc (a)	4,399	1,323
Airlines - 2.01%				InterMune Inc (a)	3,441	46
Allegiant Travel Co	632	58		Intrexon Corp (a),(b)	43,300	1,453
Republic Airways Holdings Inc (a)	1,729	17		Lexicon Pharmaceuticals Inc (a)	14,057	26
SkyWest Inc	223	3		Ligand Pharmaceuticals Inc (a)	730	45
Spirit Airlines Inc (a)	95,257	4,467		MacroGenics Inc (a),(b)	38,550	1,535
		$4,545		Medicines Co/The (a)	2,615	91
Apparel - 0.17%				MEI Pharma Inc (a),(b)	816	7
Crocs Inc (a)	3,189	49		Momenta Pharmaceuticals Inc (a)	1,444	26
G-III Apparel Group Ltd (a)	533	37		NeoGenomics Inc (a)	2,146	9
Iconix Brand Group Inc (a)	1,113	41		Novavax Inc (a)	6,843	37
Oxford Industries Inc	490	37		NPS Pharmaceuticals Inc (a)	80,239	2,871
Quiksilver Inc (a)	3,545	25		OncoGenex Pharmaceutical Inc (a)	963	10
RG Barry Corp	45	1		OncoMed Pharmaceuticals Inc (a),(b)	272	8
Steven Madden Ltd (a)	2,571	84		Onconova Therapeutics Inc (a),(b)	332	5
				PDL BioPharma Inc (b)	5,795	53
Wolverine World Wide Inc	4,288	120		PTC Therapeutics Inc (a),(b)	536	14
		$394		Puma Biotechnology Inc (a)	815	96
Automobile Manufacturers - 0.00%				Repligen Corp (a)	1,987	31
Wabash National Corp (a)	352	5		Sangamo Biosciences Inc (a)	2,526	49
				Sequenom Inc (a),(b)	7,651	17
				Sunesis Pharmaceuticals Inc (a)	2,073	9
Automobile Parts & Equipment - 0.16%				Ultragenyx Pharmaceutical Inc (a)	4,330	91
American Axle & Manufacturing Holdings Inc(a)	1,957	36		Verastem Inc (a),(b)	100,071	1,257

				XOMA Corp (a)	4,602	36
Cooper Tire & Rubber Co	481	11
Dana Holding Corp	779	15				$19,104
Dorman Products Inc (a)	1,048	55		Building Materials - 3.59%
Gentherm Inc (a)	1,393	35		AAON Inc	1,209	36
Standard Motor Products Inc	914	30		Apogee Enterprises Inc	39,007	1,318
Tenneco Inc (a)	2,599	148		Comfort Systems USA Inc	609	10
Titan International Inc	1,495	25		Drew Industries Inc	951	46
Tower International Inc (a)	399	9		Headwaters Inc (a)	2,689	30
		$364		Louisiana-Pacific Corp (a)	4,186	73
				Nortek Inc (a)	380	28
Banks - 5.44%				Patrick Industries Inc (a)	426	15
Bank of the Ozarks Inc	58,125	3,685		PGT Inc (a)	2,125	23
Cass Information Systems Inc	699	38		Simpson Manufacturing Co Inc	211	7
CoBiz Financial Inc	123,847	1,308		Texas Industries Inc (a)	739	56
Customers Bancorp Inc (a)	50,563	1,025
				Trex Co Inc (a)	63,126	4,440
First Financial Bankshares Inc	1,156	71		US Concrete Inc (a)	880	20
First Internet Bancorp	13,860	296		USG Corp (a)	66,212	2,026
First NBC Bank Holding Co (a)	64,750	2,111
Home BancShares Inc/AR	765	23				$8,128
PacWest Bancorp	17,200	690		Chemicals - 1.42%
SVB Financial Group (a)	27,263	3,060		Aceto Corp	406	9
		$12,307		American Pacific Corp (a)	378	17
Beverages - 0.04%				American Vanguard Corp	1,187	28
Boston Beer Co Inc/The (a)	354	74		Balchem Corp	1,228	67
				Chemtura Corp (a)	3,588	90
Coca-Cola Bottling Co Consolidated	302	20		Ferro Corp (a)	3,006	38
		$94		Hawkins Inc	639	22
Biotechnology - 8.44%				HB Fuller Co	2,124	99
Acorda Therapeutics Inc (a)	1,677	49		Innophos Holdings Inc	801	37

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Chemicals (continued)				Commercial Services (continued)
Innospec Inc	895	$38		WEX Inc (a)	1,607	$132
KMG Chemicals Inc	437	7				$4,439
Landec Corp (a)	1,661	18
Olin Corp	2,170	56		Computers - 0.44%
				Datalink Corp (a)	1,209	18
OM Group Inc	133	4		Electronics For Imaging Inc (a)	1,057	45
OMNOVA Solutions Inc (a)	3,077	28
				FleetMatics Group PLC (a)	1,087	44
PolyOne Corp	72,383	2,574		iGate Corp (a)	1,491	50
Quaker Chemical Corp	204	14		Immersion Corp (a)	1,643	19
Stepan Co	472	30
Taminco Corp (a)	951	19		j2 Global Inc	2,004	91
				LivePerson Inc (a)	2,008	28
Zep Inc	558	9		Luxoft Holding Inc (a)	225	8
		$3,204		Manhattan Associates Inc (a)	3,368	114
Commercial Services - 1.96%				Maxwell Technologies Inc (a)	1,862	15
Accretive Health Inc (a)	3,754	35		MTS Systems Corp	672	47
Advisory Board Co/The (a)	1,289	82		Netscout Systems Inc (a)	1,589	56
American Public Education Inc (a)	739	31		Silicon Graphics International Corp (a)	2,159	28
AMN Healthcare Services Inc (a)	3,010	45		Synaptics Inc (a)	1,399	82
Barrett Business Services Inc	298	23		Syntel Inc (a)	667	56
Brink's Co/The	1,423	45		Transact Technologies Inc	11,053	131
Capella Education Co	464	29		Uni-Pixel Inc (a),(b)	14,366	137
Cardtronics Inc (a)	1,958	75		Unisys Corp (a)	142	5
Carriage Services Inc	1,006	22		Virtusa Corp (a)	877	30
Chemed Corp (b)	780	62				$1,004
Corporate Executive Board Co	1,431	105
Corvel Corp (a)	774	37		Consumer Products - 0.07%
CoStar Group Inc (a)	1,183	204		Blyth Inc (b)	606	6
Deluxe Corp	1,384	67		Spectrum Brands Holdings Inc	934	70
				Tumi Holdings Inc (a)	1,996	40
Electro Rent Corp	622	10
Euronet Worldwide Inc (a)	2,144	92		WD-40 Co	675	46
EVERTEC Inc	1,077	26				$162
ExamWorks Group Inc (a)	1,238	38		Cosmetics & Personal Care - 0.03%
ExlService Holdings Inc (a)	1,396	35		Elizabeth Arden Inc (a)	1,476	40
Forrester Research Inc	822	31		Inter Parfums Inc	726	23
Franklin Covey Co (a)	398	8		Revlon Inc (a)	243	6
Grand Canyon Education Inc (a)	1,901	83				$69
H&E Equipment Services Inc (a)	55,814	1,690
Hackett Group Inc/The	515	3		Distribution & Wholesale - 3.67%
Healthcare Services Group Inc	2,491	68		Beacon Roofing Supply Inc (a)	1,792	68
Heartland Payment Systems Inc	1,585	68		Core-Mark Holding Co Inc	101	8
HMS Holdings Corp (a)	3,623	83		Houston Wire & Cable Co	376	5
Huron Consulting Group Inc (a)	198	13		MWI Veterinary Supply Inc (a)	33,127	6,170
Insperity Inc	958	32		Owens & Minor Inc	864	30
ITT Educational Services Inc (a),(b)	979	29		Pool Corp	1,990	108
JTH Holding Inc (a)	277	7		Watsco Inc	1,084	102
K12 Inc (a)	1,775	39		WESCO International Inc (a)	21,720	1,802
Kforce Inc	1,638	30				$8,293
Landauer Inc	633	29		Diversified Financial Services - 1.59%
LifeLock Inc (a)	2,550	52
				BGC Partners Inc	5,178	33
Matthews International Corp	776	33		Blackhawk Network Holdings Inc (a)	2,777	73
MAXIMUS Inc	2,927	124		Cohen & Steers Inc (b)	797	29
McGrath RentCorp	826	30		Credit Acceptance Corp (a)	290	40
Medifast Inc (a)	927	25
MoneyGram International Inc (a)	340	6		Diamond Hill Investment Group Inc	179	21
				Encore Capital Group Inc (a)	820	39
Monro Muffler Brake Inc	1,303	72		Evercore Partners Inc - Class A	33,555	1,874
Multi-Color Corp	477	17		Financial Engines Inc	13,531	824
National Research Corp (a)	247	4
On Assignment Inc (a)	1,922	57		FXCM Inc	2,394	41
PAREXEL International Corp (a)	2,327	114		GAMCO Investors Inc	381	31
Performant Financial Corp (a)	1,431	12		Greenhill & Co Inc	1,026	53
				Higher One Holdings Inc (a)	2,154	17
Providence Service Corp/The (a)	679	18
				INTL. FCStone Inc (a)	290	5
RPX Corp (a)	289	5
				MarketAxess Holdings Inc	1,368	86
Sotheby's	2,847	136		Outerwall Inc (a),(b)	1,214	78
Steiner Leisure Ltd (a)	297	15
				Portfolio Recovery Associates Inc (a)	2,130	107
Strayer Education Inc (a)	692	24
Team Health Holdings Inc (a)	2,812	121		Pzena Investment Management Inc	542	6
				Regional Management Corp (a)	174	6
Team Inc (a)	877	37
				Virtus Investment Partners Inc (a)	281	51
TeleTech Holdings Inc (a)	829	18
				WageWorks Inc (a)	911	57
TrueBlue Inc (a)	1,702	42
VistaPrint NV (a)	1,411	69		Westwood Holdings Group Inc	442	25
				WisdomTree Investments Inc (a)	4,183	59

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Diversified Financial Services (continued)				Environmental Control (continued)
World Acceptance Corp (a)	380	$36		Pure Cycle Corp (a)	1,122	$7
		$3,591		Tetra Tech Inc (a)	324	9
				US Ecology Inc	799	29
Electric - 0.00%						$225
UNS Energy Corp	164	10
				Food - 0.39%
				Annie's Inc (a)	890	36
Electrical Components & Equipment - 1.52%				B&G Foods Inc	1,945	64
Acuity Brands Inc	22,643	2,876		Boulder Brands Inc (a)	2,038	29
Advanced Energy Industries Inc (a)	1,562	43
				Calavo Growers Inc	794	24
Belden Inc	1,682	109		Cal-Maine Foods Inc	861	43
Coleman Cable Inc	577	15		Hain Celestial Group Inc (a)	1,668	153
Encore Wire Corp	170	9
EnerSys Inc	659	45		J&J Snack Foods Corp	652	58
Generac Holdings Inc	2,196	106		Lancaster Colony Corp	675	59
Graham Corp	638	23		Lifeway Foods Inc	289	4
				Nutrisystem Inc	1,904	27
Insteel Industries Inc	1,081	20		Pilgrim's Pride Corp (a)	2,719	46
Littelfuse Inc	870	78
SunPower Corp (a),(b)	1,750	56		Sanderson Farms Inc	1,004	75
				SUPERVALU Inc (a)	6,756	39
Universal Display Corp (a)	1,480	48
				Tootsie Roll Industries Inc	1,160	35
		$3,428		TreeHouse Foods Inc (a)	1,052	69
Electronics - 2.10%				United Natural Foods Inc (a)	1,795	121
American Science & Engineering Inc	87	6				$882
Analogic Corp	352	34
Applied Optoelectronics Inc (a)	69,807	951		Forest Products & Paper - 0.12%
				Clearwater Paper Corp (a)	723	41
Badger Meter Inc	649	33
Coherent Inc (a)	876	59		Deltic Timber Corp	407	26
				KapStone Paper and Packaging Corp (a)	3,448	96
Control4 Corp (a),(b)	27,510	631
FARO Technologies Inc (a)	25,116	1,299		Neenah Paper Inc	108	5
FEI Co	1,798	168		Orchids Paper Products Co	341	11
Fluidigm Corp (a)	1,055	48		PH Glatfelter Co	1,542	48
InvenSense Inc (a),(b)	2,411	47		Schweitzer-Mauduit International Inc	922	42
				Xerium Technologies Inc (a)	699	12
Measurement Specialties Inc (a)	596	33
Mesa Laboratories Inc	168	13				$281
Methode Electronics Inc	35,166	1,184		Gas - 0.01%
NVE Corp (a)	322	19		South Jersey Industries Inc	378	20
OSI Systems Inc (a)	668	39
Rofin-Sinar Technologies Inc (a)	125	3
Rogers Corp (a)	417	25		Hand & Machine Tools - 0.03%
Stoneridge Inc (a)	1,538	17		Franklin Electric Co Inc	1,898	76
Taser International Inc (a)	2,221	36
Watts Water Technologies Inc	137	8		Healthcare - Products - 3.55%
Woodward Inc	2,531	108		Abaxis Inc (a)	905	35
		$4,761		ABIOMED Inc (a)	1,622	45
				Accuray Inc (a)	4,930	53
Energy - Alternate Sources - 0.02%				Align Technology Inc (a)	3,022	180
Clean Energy Fuels Corp (a),(b)	2,494	30
				ArthroCare Corp (a)	972	44
FutureFuel Corp	341	6		AtriCure Inc (a)	1,341	27
Renewable Energy Group Inc (a)	255	2
				Atrion Corp	105	28
		$38		Biolase Inc (a)	2,132	5
Engineering & Construction - 0.06%				Cantel Medical Corp	1,371	43
Aegion Corp (a)	289	6		Cardiovascular Systems Inc (a)	869	29
Exponent Inc	563	41		Cepheid Inc (a)	39,787	2,103
MasTec Inc (a)	2,494	89		Cerus Corp (a)	4,633	29
		$136		Cyberonics Inc (a)	1,166	78
				Cynosure Inc (a)	42,279	1,135
Entertainment - 1.68%				DexCom Inc (a)	2,893	117
Carmike Cinemas Inc (a)	25,906	702		Endologix Inc (a)	2,629	42
Churchill Downs Inc	574	51		Exactech Inc (a)	132	3
Multimedia Games Holding Co Inc (a)	91,178	2,896		Female Health Co/The	1,375	10
National CineMedia Inc	1,082	20		Genomic Health Inc (a)	1,071	32
Pinnacle Entertainment Inc (a)	1,955	43		Globus Medical Inc (a)	2,236	52
Vail Resorts Inc	1,307	89		Haemonetics Corp (a)	2,110	80
		$3,801		Hanger Inc (a)	965	33
Environmental Control - 0.10%				HeartWare International Inc (a)	678	67
Advanced Emissions Solutions Inc (a)	669	33		ICU Medical Inc (a)	490	32
Calgon Carbon Corp (a)	2,197	45		Insulet Corp (a)	2,212	95
Ceco Environmental Corp	563	9		Integra LifeSciences Holdings Corp (a)	846	39
Darling International Inc (a)	2,107	41		LDR Holding Corp (a),(b)	10,330	273
				LipoScience Inc (a)	63,310	270
Mine Safety Appliances Co	1,033	52		Luminex Corp (a)	1,547	28

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Healthcare - Products (continued)				Housewares - 0.01%
Masimo Corp (a)	2,013	$59		Libbey Inc (a)	1,371	$30
Merge Healthcare Inc (a)	4,272	9
Meridian Bioscience Inc	1,747	40
MiMedx Group Inc (a),(b)	3,763	30		Insurance - 1.20%
NanoString Technologies Inc (a),(b)	60,243	1,095		American Equity Investment Life Holding Co	317	7
				Amtrust Financial Services Inc (b)	66,634	2,151
Natus Medical Inc (a)	1,174	30
NuVasive Inc (a)	599	22		Argo Group International Holdings Ltd	590	27
NxStage Medical Inc (a)	2,180	28		Crawford & Co	633	5
				eHealth Inc (a)	673	36
Oxford Immunotec Global PLC (a)	313	7
PhotoMedex Inc (a),(b),(c)	283	4		Employers Holdings Inc	1,437	35
				Greenlight Capital Re Ltd (a)	468	15
Quidel Corp (a)	1,198	35
				HCI Group Inc (b)	594	25
Spectranetics Corp (a)	1,689	44
				Health Insurance Innovations Inc (a)	25,227	297
STAAR Surgical Co (a)	2,188	36
STERIS Corp	2,413	111		Infinity Property & Casualty Corp	369	26
SurModics Inc (a)	929	23		Maiden Holdings Ltd	425	5
				MGIC Investment Corp (a)	7,246	61
Tandem Diabetes Care Inc (a)	9,286	240
TearLab Corp (a),(b)	1,836	12		Radian Group Inc	1,720	26
Thoratec Corp (a)	26,667	932		United Fire Group Inc	107	3
Unilife Corp (a),(b)	6,600	31				$2,719
Utah Medical Products Inc	218	12		Internet - 4.42%
Vascular Solutions Inc (a)	1,030	24		Blucora Inc (a)	1,102	28
Volcano Corp (a)	2,284	48		Blue Nile Inc (a)	806	35
West Pharmaceutical Services Inc	2,865	136		Brightcove Inc (a)	1,910	21
Zeltiq Aesthetics Inc (a),(b)	1,158	24		BroadSoft Inc (a)	1,024	31
		$8,039		ChannelAdvisor Corp (a)	49,690	2,155
				Chegg Inc (a),(b)	105,700	705
Healthcare - Services - 2.45%
Acadia Healthcare Co Inc (a)	75,667	3,862		Cogent Communications Group Inc	1,932	80
				comScore Inc (a)	1,527	42
Air Methods Corp (a)	1,613	83
				Constant Contact Inc (a)	1,316	36
Alliance HealthCare Services Inc (a)	123	4
				Dealertrack Technologies Inc (a)	1,442	67
Amsurg Corp (a)	634	26
				Dice Holdings Inc (a)	2,591	18
Bio-Reference Labs Inc (a),(b)	1,625	44
				eGain Corp (a)	827	8
Capital Senior Living Corp (a)	1,863	42
				Global Eagle Entertainment Inc (a)	84,440	1,352
Centene Corp (a)	2,249	136
				Global Sources Ltd (a)	185	1
Emeritus Corp (a)	1,649	36
				HealthStream Inc (a)	1,338	39
Ensign Group Inc/The	763	32		HomeAway Inc (a)	73,895	3,019
Gentiva Health Services Inc (a)	2,006	23
				Liquidity Services Inc (a),(b)	1,653	39
HealthSouth Corp	2,988	93		magicJack VocalTec Ltd (a)	680	10
Healthways Inc (a)	1,443	22
				Move Inc (a)	2,652	38
IPC The Hospitalist Co Inc (a)	715	38
Molina Healthcare Inc (a)	1,160	42		NIC Inc	2,790	61
				OpenTable Inc (a)	975	73
Skilled Healthcare Group Inc (a)	1,158	5
				Orbitz Worldwide Inc (a)	1,554	11
Surgical Care Affiliates Inc (a)	32,199	1,033
				Overstock.com Inc (a)	760	16
US Physical Therapy Inc	787	25		Perficient Inc (a)	282	6
		$5,546		Responsys Inc (a)	1,410	38
Holding Companies - Diversified - 0.01%				Saba Software Inc (a)	106,755	1,388
Horizon Pharma Inc (a)	1,804	18		Sapient Corp (a)	4,723	76
				Shutterfly Inc (a)	1,389	66
				Shutterstock Inc (a)	327	26
Home Builders - 0.97%				SPS Commerce Inc (a)	547	35
Cavco Industries Inc (a)	395	31		Stamps.com Inc (a)	834	33
KB Home	3,022	59		support.com Inc (a)	3,343	9
LGI Homes Inc (a)	343	6		Travelzoo Inc (a)	464	10
Meritage Homes Corp (a)	27,750	1,347		Trulia Inc (a),(b)	1,008	35
Ryland Group Inc/The	1,697	76		ValueClick Inc (a)	2,767	59
Taylor Morrison Home Corp (a)	30,689	649		VirnetX Holding Corp (a),(b)	1,558	28
Winnebago Industries Inc (a)	1,175	28		Web.com Group Inc (a)	1,514	51
		$2,196		WebMD Health Corp (a)	1,179	56
Home Furnishings - 0.10%				XO Group Inc (a)	1,703	21
American Woodmark Corp (a)	636	22		Yelp Inc (a)	1,345	102
Daktronics Inc	586	8		Zillow Inc (a),(b)	850	70
DTS Inc/CA (a)	1,214	25				$9,994
Ethan Allen Interiors Inc	1,449	37		Leisure Products & Services - 0.68%
iRobot Corp (a)	1,178	42
				Arctic Cat Inc	550	23
La-Z-Boy Inc	862	23		Black Diamond Inc (a)	84,455	899
Select Comfort Corp (a)	2,182	36
TiVo Inc (a)	2,569	32		Brunswick Corp/DE	3,656	151
Universal Electronics Inc (a)	92	3		Interval Leisure Group Inc	1,692	45
				Life Time Fitness Inc (a)	820	34
		$228		Malibu Boats Inc (a)	25,260	373

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Leisure Products & Services (continued)				Office Furnishings - 0.10%
Nautilus Inc (a)	1,988	$17		Herman Miller Inc	2,453	$69
		$1,542		HNI Corp	1,833	63
Lodging - 0.03%				Interface Inc	2,183	46
Boyd Gaming Corp (a)	2,527	27		Knoll Inc	2,061	34
Caesars Entertainment Corp (a),(b)	1,319	29		Steelcase Inc	682	10
Monarch Casino & Resort Inc (a)	300	6				$222
		$62		Oil & Gas - 3.65%
				Abraxas Petroleum Corp (a)	5,349	17
Machinery - Construction & Mining - 0.02%				Apco Oil and Gas International Inc (a)	95	1
Hyster-Yale Materials Handling Inc	440	38		Approach Resources Inc (a)	1,245	25
				Arabian American Development Co (a)	1,152	13
Machinery - Diversified - 2.13%				Bill Barrett Corp (a)	905	25
Albany International Corp	272	9		Bonanza Creek Energy Inc (a)	1,191	49
Altra Industrial Motion Corp	1,152	36		Carrizo Oil & Gas Inc (a)	1,588	65
Applied Industrial Technologies Inc	1,623	82		Contango Oil & Gas Co (a)	159	7
Chart Industries Inc (a)	5,877	502		Delek US Holdings Inc	1,026	31
Cognex Corp (a)	3,747	148		Diamondback Energy Inc (a)	24,412	1,269
Columbus McKinnon Corp/NY (a)	179	4		EPL Oil & Gas Inc (a)	620	17
DXP Enterprises Inc (a)	397	38		Gastar Exploration Inc (a)	3,614	22
Gorman-Rupp Co/The	860	27		Goodrich Petroleum Corp (a)	2,037	35
Lindsay Corp (b)	548	47		Gulfport Energy Corp (a)	19,990	1,218
Middleby Corp/The (a)	15,676	3,866		Kodiak Oil & Gas Corp (a)	11,181	119
Tennant Co	776	50		Magnum Hunter Resources Corp (a)	358,674	2,995
		$4,809		Magnum Hunter Resources Corp - Warrants	37,021	—
				(a),(c),(d)
Media - 0.51%				Panhandle Oil and Gas Inc	437	17
Cumulus Media Inc (a)	4,366	29		Rex Energy Corp (a)	82,447	1,553
Gray Television Inc (a)	86,140	981		Rosetta Resources Inc (a)	2,573	110
Nexstar Broadcasting Group Inc	1,227	59		Sanchez Energy Corp (a),(b)	20,900	575
Saga Communications Inc	86	4		Synergy Resources Corp (a)	3,241	28
Sinclair Broadcast Group Inc	2,923	92		Triangle Petroleum Corp (a)	814	6
		$1,165		Vaalco Energy Inc (a)	1,867	11
Metal Fabrication & Hardware - 0.15%				Western Refining Inc	1,232	48
CIRCOR International Inc	84	6				$8,256
Mueller Industries Inc	1,176	73		Oil & Gas Services - 0.16%
Mueller Water Products Inc - Class A	5,757	50		CARBO Ceramics Inc	347	40
RBC Bearings Inc (a)	979	63		Flotek Industries Inc (a)	1,981	43
Rexnord Corp (a)	1,291	34		Forum Energy Technologies Inc (a)	1,286	32
Sun Hydraulics Corp	782	29		Geospace Technologies Corp (a)	530	42
Worthington Industries Inc	2,232	90		Hornbeck Offshore Services Inc (a)	123	5
		$345		Matrix Service Co (a)	334	9
				Newpark Resources Inc (a)	2,820	32
Mining - 0.49%				SEACOR Holdings Inc (a)	108	9
Materion Corp	692	19
United States Lime & Minerals Inc	109	6		Targa Resources Corp	1,344	121
				TGC Industries Inc (a)	994	7
US Silica Holdings Inc	36,436	1,079		Thermon Group Holdings Inc (a)	1,138	31
		$1,104
						$371
Miscellaneous Manufacturing - 1.03%
AZZ Inc	1,104	46		Packaging & Containers - 0.06%
Blount International Inc (a)	3,344	43		AEP Industries Inc (a)	278	12
				Berry Plastics Group Inc (a)	2,231	50
Chase Corp	129	4		Graphic Packaging Holding Co (a)	8,864	84
CLARCOR Inc	2,154	119
EnPro Industries Inc (a)	376	27				$146
Federal Signal Corp (a)	2,691	33		Pharmaceuticals - 4.37%
GP Strategies Corp (a)	976	27		ACADIA Pharmaceuticals Inc (a)	2,415	56
Handy & Harman Ltd (a)	313	6		AcelRx Pharmaceuticals Inc (a),(b)	1,586	18
Hillenbrand Inc	1,987	54		Akorn Inc (a)	18,009	409
John Bean Technologies Corp	1,234	38		Anacor Pharmaceuticals Inc (a)	1,686	32
Koppers Holdings Inc	860	34		Anika Therapeutics Inc (a)	461	15
Myers Industries Inc	238	5		Auxilium Pharmaceuticals Inc (a)	2,088	53
Park-Ohio Holdings Corp (a)	545	26		AVANIR Pharmaceuticals Inc (a)	9,675	36
Polypore International Inc (a),(b)	1,717	57		BioDelivery Sciences International Inc (a)	1,960	15
Proto Labs Inc (a)	19,943	1,582		Cadence Pharmaceuticals Inc (a)	2,555	28
Raven Industries Inc	1,534	58		Cara Therapeutics Inc (a)	15,160	167
Smith & Wesson Holding Corp (a),(b)	2,346	31		Cempra Inc (a)	1,341	16
Standex International Corp	158	9		Clovis Oncology Inc (a)	743	48
Sturm Ruger & Co Inc	811	62		Corcept Therapeutics Inc (a)	3,610	12
Trimas Corp (a)	1,886	66		Cytori Therapeutics Inc (a),(b)	3,277	9
		$2,327		Depomed Inc (a)	101,877	1,222

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Pharmaceuticals (continued)				REITS (continued)
Dyax Corp (a)	5,023	$42		PS Business Parks Inc	770	$60
Enanta Pharmaceuticals Inc (a)	247	9		Ryman Hospitality Properties Inc (b)	1,190	49
Endocyte Inc (a),(b)	1,983	24		Sabra Health Care REIT Inc	989	29
Furiex Pharmaceuticals Inc (a)	420	19		Saul Centers Inc	506	24
Hi-Tech Pharmacal Co Inc (a)	267	12		Sovran Self Storage Inc	1,211	82
Hyperion Therapeutics Inc (a)	535	15		Strategic Hotels & Resorts Inc (a)	6,278	58
Idenix Pharmaceuticals Inc (a),(b)	3,203	22		Sun Communities Inc	1,308	61
Insys Therapeutics Inc (a)	12,364	727		Urstadt Biddle Properties Inc	1,234	23
Ironwood Pharmaceuticals Inc (a)	3,395	47		Washington Real Estate Investment Trust	1,211	28
Isis Pharmaceuticals Inc (a)	46,439	2,372				$984
Keryx Biopharmaceuticals Inc (a)	3,528	54
Lannett Co Inc (a)	1,215	43		Retail - 7.86%
Lifevantage Corp (a)	7,391	9		ANN Inc (a)	2,016	65
MannKind Corp (a),(b)	6,146	33		Asbury Automotive Group Inc (a)	1,145	54
Nektar Therapeutics (a)	3,341	45		Big 5 Sporting Goods Corp	1,077	18
Neogen Corp (a)	1,483	62		BJ's Restaurants Inc (a)	890	25
Neurocrine Biosciences Inc (a)	2,434	42		Bloomin' Brands Inc (a)	2,312	53
Ophthotech Corp (a),(b)	516	16		Bon-Ton Stores Inc/The (b)	857	9
Opko Health Inc (a),(b)	7,838	62		Bravo Brio Restaurant Group Inc (a)	1,190	18
Osiris Therapeutics Inc (a)	1,077	17		Brown Shoe Co Inc	1,820	43
Pacira Pharmaceuticals Inc/DE (a)	1,154	79		Buckle Inc/The (b)	1,173	52
Portola Pharmaceuticals Inc (a),(b)	39,245	1,047		Buffalo Wild Wings Inc (a)	788	112
Prestige Brands Holdings Inc (a)	2,276	69		Burlington Stores Inc (a)	576	15
Questcor Pharmaceuticals Inc (b)	2,144	144		Casey's General Stores Inc	1,398	96
Raptor Pharmaceutical Corp (a),(b)	2,171	34		Cato Corp/The	373	10
Receptos Inc (a)	383	15		CEC Entertainment Inc	779	42
Regulus Therapeutics Inc (a),(b)	668	6		Cheesecake Factory Inc/The	2,278	101
Sagent Pharmaceuticals Inc (a)	1,224	23		Children's Place Retail Stores Inc/The (a)	504	27
Sarepta Therapeutics Inc (a),(b)	50,020	1,219		Christopher & Banks Corp (a)	115,940	828
Sciclone Pharmaceuticals Inc (a)	2,534	12		Chuy's Holdings Inc (a)	32,819	1,185
SIGA Technologies Inc (a),(b)	2,283	8		Conn's Inc (a)	943	57
Sucampo Pharmaceuticals Inc (a)	801	7		Cracker Barrel Old Country Store Inc	839	83
Synageva BioPharma Corp (a)	13,681	1,240		Del Frisco's Restaurant Group Inc (a)	319	7
Synutra International Inc (a)	1,061	8		Denny's Corp (a)	4,484	31
TESARO Inc (a)	908	29		Destination Maternity Corp	778	21
Tetraphase Pharmaceuticals Inc (a)	952	15		DineEquity Inc	318	25
TherapeuticsMD Inc (a),(b),(c)	5,864	39		Diversified Restaurant Holdings Inc (a)	50,864	258
Threshold Pharmaceuticals Inc (a)	3,014	15		Express Inc (a)	3,541	61
USANA Health Sciences Inc (a),(b)	380	23		Fiesta Restaurant Group Inc (a)	929	40
Vivus Inc (a),(b)	4,214	31		Fifth & Pacific Cos Inc (a)	76,400	2,193
Zogenix Inc (a)	4,773	21		Finish Line Inc/The	1,120	29
				First Cash Financial Services Inc (a)	1,214	60
		$9,892		Five Below Inc (a)	25,560	936
Pipelines - 0.82%				Francesca's Holdings Corp (a)	1,843	35
Crosstex Energy Inc	1,784	67		Genesco Inc (a)	725	51
Primoris Services Corp	52,827	1,678		Haverty Furniture Cos Inc	310	9
SemGroup Corp	1,649	102		Hibbett Sports Inc (a)	1,079	65
		$1,847		HSN Inc	1,417	78
				Jack in the Box Inc (a)	35,934	1,818
Private Equity - 0.71%				Jos A Bank Clothiers Inc (a)	275	15
GSV Capital Corp (a),(b)	120,166	1,604		Kirkland's Inc (a)	632	12
				Krispy Kreme Doughnuts Inc (a)	2,737	47
Real Estate - 0.02%				Lithia Motors Inc	17,235	970
HFF Inc	1,146	34		Lumber Liquidators Holdings Inc (a)	17,553	1,562
Kennedy-Wilson Holdings Inc	360	9		Mattress Firm Holding Corp (a),(b)	893	36
		$43		Nathan's Famous Inc (a)	173	8
				Papa John's International Inc	1,344	65
REITS - 0.43%				Penske Automotive Group Inc	33,639	1,444
Acadia Realty Trust	670	17		PetMed Express Inc	1,365	18
Alexander's Inc	87	30		Pier 1 Imports Inc	3,933	75
DuPont Fabros Technology Inc	1,765	46		Popeyes Louisiana Kitchen Inc (a)	1,021	41
EastGroup Properties Inc	1,196	71		Potbelly Corp (a),(b)	450	10
Empire State Realty Trust Inc	1,036	15		PriceSmart Inc	822	75
Geo Group Inc/The	1,280	43		Red Robin Gourmet Burgers Inc (a)	24,393	1,572
Glimcher Realty Trust	5,401	46		Restoration Hardware Holdings Inc (a)	7,838	444
Healthcare Realty Trust Inc	1,573	36		Rite Aid Corp (a)	19,201	107
Highwoods Properties Inc	1,172	43		Rush Enterprises Inc - Class A (a)	834	23
Inland Real Estate Corp	3,017	32		Ruth's Hospitality Group Inc	2,291	30
LTC Properties Inc	1,230	47		Sonic Corp (a)	1,990	35
National Health Investors Inc	1,201	76		Stein Mart Inc	939	12
Potlatch Corp	1,690	68		Susser Holdings Corp (a)	652	40

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Software (continued)
Texas Roadhouse Inc	2,674	$65		MicroStrategy Inc (a)	385	$48
Tile Shop Holdings Inc (a),(b)	134,958	1,907		Monotype Imaging Holdings Inc	1,653	48
Tilly's Inc (a)	37,895	440		Omnicell Inc (a)	53,770	1,388
Vera Bradley Inc (a),(b)	1,342	32		PDF Solutions Inc (a)	40,476	959
Vitamin Shoppe Inc (a)	1,285	58		Pegasystems Inc	757	34
Winmark Corp	152	12		Progress Software Corp (a)	1,181	29
Zumiez Inc (a)	1,347	29		Proofpoint Inc (a)	100,221	4,057
		$17,794		PROS Holdings Inc (a)	945	36
				PTC Inc (a)	5,126	183
Savings & Loans - 0.37%				QAD Inc	420	8
B of I Holding Inc (a)	522	43		Qlik Technologies Inc (a)	76,367	2,063
Investors Bancorp Inc	359	9		Quality Systems Inc	1,707	31
Northfield Bancorp Inc/NJ	862	11		Rally Software Development Corp (a)	75,500	1,608
Oritani Financial Corp	894	14		RealPage Inc (a)	1,982	45
Pacific Premier Bancorp Inc (a)	47,772	758		SS&C Technologies Holdings Inc (a)	2,506	97
		$835		Synchronoss Technologies Inc (a)	1,063	28
Semiconductors - 2.02%				Take-Two Interactive Software Inc (a)	3,356	64
Applied Micro Circuits Corp (a)	2,660	27		Tyler Technologies Inc (a)	1,362	144
Cabot Microelectronics Corp (a)	1,003	41		Ultimate Software Group Inc/The (a)	14,133	2,307
Cavium Inc (a)	53,028	1,971		Verint Systems Inc (a)	2,183	99
Cirrus Logic Inc (a)	1,649	29				$26,780
Cypress Semiconductor Corp (a)	5,319	53
Diodes Inc (a)	1,822	42		Storage & Warehousing - 1.04%
				Wesco Aircraft Holdings Inc (a)	105,723	2,363
Entegris Inc (a)	1,339	14
Exar Corp (a)	2,543	28
GT Advanced Technologies Inc (a),(b)	3,653	38		Telecommunications - 6.21%
Hittite Microwave Corp	1,359	78		8x8 Inc (a)	209,920	2,129
Inphi Corp (a)	67,875	779		ADTRAN Inc	1,637	42
Integrated Device Technology Inc (a)	2,509	24		Anaren Inc (a)	122	3
Lattice Semiconductor Corp (a)	1,951	11		Anixter International Inc	672	59
Microsemi Corp (a)	42,887	1,005		ARRIS Group Inc (a)	4,360	113
Monolithic Power Systems Inc (a)	1,338	44		Aruba Networks Inc (a)	87,856	1,731
OmniVision Technologies Inc (a)	305	5		Atlantic Tele-Network Inc	584	34
PLX Technology Inc (a)	2,874	17		CalAmp Corp (a)	90,179	2,659
Power Integrations Inc	1,231	73		Calix Inc (a)	2,252	18
Rambus Inc (a)	4,743	42		Ciena Corp (a)	17,940	419
Semtech Corp (a)	2,861	65		Cincinnati Bell Inc (a)	4,474	15
Silicon Image Inc (a)	4,966	28		Comverse Inc (a)	800	29
SunEdison Inc (a)	9,715	135		Consolidated Communications Holdings Inc	1,739	34
Ultratech Inc (a)	1,163	29		Fairpoint Communications Inc (a)	1,160	15
		$4,578		General Communication Inc (a)	2,009	20
				Gigamon Inc (a)	58,358	1,778
Software - 11.84%				HickoryTech Corp	798	11
ACI Worldwide Inc (a)	1,651	100		IDT Corp - Class B	946	16
Actuate Corp (a)	2,949	22		Infinera Corp (a)	3,780	33
Acxiom Corp (a)	1,259	45		Inteliquent Inc	821	9
Advent Software Inc	1,424	47		InterDigital Inc/PA	1,729	50
American Software Inc/Georgia	1,570	16		IPG Photonics Corp (a),(b)	23,397	1,565
Aspen Technology Inc (a)	3,662	167		Ixia (a)	106,188	1,358
athenahealth Inc (a)	1,525	225		KVH Industries Inc (a)	845	11
AVG Technologies NV (a)	1,533	25		LogMeIn Inc (a)	885	30
Blackbaud Inc	1,973	68		Loral Space & Communications Inc (a)	473	35
Bottomline Technologies de Inc (a)	1,377	48		Lumos Networks Corp	911	17
Callidus Software Inc (a)	2,440	36		Neonode Inc (a),(b)	166,910	950
CommVault Systems Inc (a)	1,927	133		NTELOS Holdings Corp	994	16
Computer Programs & Systems Inc	461	31		Orbcomm Inc (a)	71,800	495
Cornerstone OnDemand Inc (a)	36,573	2,086		Plantronics Inc	1,687	72
CSG Systems International Inc	1,174	35		Premiere Global Services Inc (a)	752	8
Cvent Inc (a)	310	12		RF Micro Devices Inc (a)	10,438	56
Demandware Inc (a)	764	49		RigNet Inc (a)	749	35
Ebix Inc (b)	1,382	19		Shenandoah Telecommunications Co	1,387	35
Envestnet Inc (a)	977	42		Tessco Technologies Inc	24	1
EPAM Systems Inc (a)	79,090	3,235		Ubiquiti Networks Inc (a),(b)	804	33
Fair Isaac Corp	1,551	84		ViaSat Inc (a)	1,443	86
Guidewire Software Inc (a)	23,326	1,101		West Corp	918	21
Imperva Inc (a)	50,607	2,784
inContact Inc (a)	3,378	30				$14,041
Infoblox Inc (a)	80,358	2,819		Textiles - 0.03%
Interactive Intelligence Group Inc (a)	669	51		Culp Inc	457	9
MedAssets Inc (a)	2,493	55		G&K Services Inc	210	12
Medidata Solutions Inc (a)	2,200	139

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2014 (unaudited)

				(c) Security is Illiquid
				(d) Fair value of these investments is determined in good faith by the
COMMON STOCKS (continued)	Shares Held	Value(000	's)	Manager under procedures established and periodically reviewed by the
Textiles (continued)				Board of Directors. At the end of the period, the fair value of these
UniFirst Corp/MA	338	$36		securities totaled $0 or 0.00% of net assets.
		$57		(e)	Security was purchased with the cash proceeds from securities loans.

Transportation - 1.20%
Forward Air Corp	1,267	56
Heartland Express Inc	1,475	31		Portfolio Summary (unaudited)
HUB Group Inc (a)	1,577	65		Sector	Percent
Knight Transportation Inc	2,142	46		Consumer, Non-cyclical	21.33%
Matson Inc	1,785	43		Consumer, Cyclical	18.51%
PHI Inc (a)	69	3		Financial	16.57%
Quality Distribution Inc (a)	479	7		Technology	14.30%
Roadrunner Transportation Systems Inc (a)	87,782	2,304		Industrial	12.53%
Saia Inc (a)	1,015	34		Communications	11.15%
Swift Transportation Co (a)	3,597	78		Exchange Traded Funds	7.06%
Universal Truckload Services Inc	345	10		Energy	4.65%
UTI Worldwide Inc	2,340	37		Basic Materials	2.03%
		$2,714		Utilities	0.02%
				Diversified	0.01%
Trucking & Leasing - 0.01%				Liabilities in Excess of Other Assets, Net	(8.16)%
TAL International Group Inc	577	25		TOTAL NET ASSETS	100.00%

Water - 0.01%
American States Water Co	256	7
SJW Corp	283	8
York Water Co	642	13
		$28
TOTAL COMMON STOCKS		$213,371
INVESTMENT COMPANIES - 7.06%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 7.06%
Goldman Sachs Financial Square Funds -	15,968,143	15,968
Government Fund (e)

TOTAL INVESTMENT COMPANIES		$15,968
	Maturity
REPURCHASE AGREEMENTS - 6.81%	Amount (000's)	Value(000	's)

Banks - 6.81%
Investment in Joint Trading Account; Barclays $	1,945	$1,944
Bank PLC Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $1,983,478; 0.25% - 1.50%;
dated 03/31/15 - 01/31/19)
Investment in Joint Trading Account; Credit	5,256	5,256
Suisse Repurchase Agreement; 0.01%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $5,361,057; 0.00% - 11.25%;
dated 02/15/15 - 02/15/41)
Investment in Joint Trading Account; Deutsche	5,556	5,556
Bank Repurchase Agreement; 0.02% dated
01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $5,667,079; 0.00% - 7.13%;
dated 02/25/14 - 05/04/37)
Investment in Joint Trading Account; Merrill	2,644	2,644
Lynch Repurchase Agreement; 0.02%
dated 01/31/2014 maturing 02/03/2014
(collateralized by US Government
Securities; $2,696,169; 0.00% - 5.50%;
dated 02/25/14 - 07/05/22)
		$15,400
TOTAL REPURCHASE AGREEMENTS		$15,400
Total Investments		$244,739
Liabilities in Excess of Other Assets, Net - (8.16)%		$(18,466)
TOTAL NET ASSETS - 100.00%		$226,273

(a)	Non-Income Producing Security
(b)	Security or a portion of the security was on loan at the end of the period.

See accompanying notes

		Schedule of Investments
SmallCap Growth Fund II
January 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; March 2014	Long	117	$13,332		$13,201	$(131)
Total						$(131)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS - 97.12%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.04%				Banks (continued)
Harte-Hanks Inc	64,671	$443		S&T Bancorp Inc	43,925	$1,027
				Simmons First National Corp	23,931	826
				Susquehanna Bancshares Inc	276,563	2,995
Aerospace & Defense - 2.28%				Taylor Capital Group Inc (a)	22,530	503
AAR Corp	58,465	1,558		Texas Capital Bancshares Inc (a)	60,532	3,600
Aerovironment Inc (a)	29,181	870
Cubic Corp	30,858	1,528		Tompkins Financial Corp	17,381	815
Curtiss-Wright Corp	69,965	4,297		TrustCo Bank Corp NY	139,513	911
GenCorp Inc (a),(b)	90,248	1,536		UMB Financial Corp	55,358	3,282
				Umpqua Holdings Corp	165,325	2,903
Kaman Corp	40,056	1,553		United Bankshares Inc/WV (b)	67,764	2,025
Moog Inc (a)	67,008	4,025
				United Community Banks Inc/GA (a)	57,047	952
National Presto Industries Inc	7,236	551
Orbital Sciences Corp (a)	89,297	2,183		ViewPoint Financial Group Inc	53,110	1,308
Teledyne Technologies Inc (a)	55,419	5,091		Wilshire Bancorp Inc	100,224	998
				Wintrust Financial Corp	58,985	2,585
		$23,192				$72,198
Agriculture - 0.24%
Alliance One International Inc (a)	121,084	311		Beverages - 0.26%
				Boston Beer Co Inc/The (a)	12,885	2,684
Andersons Inc/The	25,964	2,148
		$2,459
				Biotechnology - 1.07%
Airlines - 0.29%				Acorda Therapeutics Inc (a)	60,965	1,789
Allegiant Travel Co	21,678	1,974		Arqule Inc (a)	80,575	184
SkyWest Inc	75,665	985		Cambrex Corp (a)	44,675	839
		$2,959		Emergent Biosolutions Inc (a)	42,436	1,015
Apparel - 1.82%				Ligand Pharmaceuticals Inc (a)	30,147	1,867
Crocs Inc (a)	130,624	2,005		Medicines Co/The (a)	94,415	3,282
G-III Apparel Group Ltd (a)	24,403	1,708		Momenta Pharmaceuticals Inc (a)	67,977	1,217
Iconix Brand Group Inc (a)	76,180	2,834		Spectrum Pharmaceuticals Inc (a)	79,257	667
Oxford Industries Inc	21,323	1,609				$10,860
Perry Ellis International Inc (a)	18,297	287
Quiksilver Inc (a)	188,778	1,331		Building Materials - 1.60%
Skechers U.S.A. Inc (a)	58,464	1,689		AAON Inc	41,252	1,224
Steven Madden Ltd (a)	87,094	2,838		Apogee Enterprises Inc	42,521	1,437
				Boise Cascade Co (a)	46,448	1,416
Wolverine World Wide Inc	148,565	4,145		Comfort Systems USA Inc	55,177	940
		$18,446		Drew Industries Inc	32,263	1,552
Automobile Parts & Equipment - 0.55%				Gibraltar Industries Inc (a)	42,622	761
Dorman Products Inc (a)	44,724	2,333		Griffon Corp	65,386	821
Spartan Motors Inc	50,428	290		Headwaters Inc (a)	108,011	1,201
Standard Motor Products Inc	30,716	1,005		Quanex Building Products Corp	54,747	1,038
Superior Industries International Inc	34,536	629		Simpson Manufacturing Co Inc	60,042	1,957
Titan International Inc	79,096	1,325		Texas Industries Inc (a)	31,697	2,384
		$5,582		Universal Forest Products Inc	29,393	1,545
						$16,276
Banks - 7.11%
Bank of the Ozarks Inc	47,705	3,025		Chemicals - 2.13%
Banner Corp	28,816	1,061		A Schulman Inc	43,013	1,461
BBCN Bancorp Inc	117,083	1,762		American Vanguard Corp	36,829	856
Boston Private Financial Holdings Inc	117,903	1,449		Balchem Corp	44,523	2,427
Cardinal Financial Corp	44,731	763		Hawkins Inc	13,942	491
City Holding Co	23,234	1,037		HB Fuller Co	74,244	3,458
Columbia Banking System Inc	75,728	1,977		Innophos Holdings Inc	32,470	1,515
Community Bank System Inc	59,608	2,122		Kraton Performance Polymers Inc (a)	48,045	1,202
CVB Financial Corp	138,346	2,064		OM Group Inc	47,238	1,528
First BanCorp/Puerto Rico (a)	146,807	718		PolyOne Corp	142,153	5,055
First Commonwealth Financial Corp	141,125	1,159		Quaker Chemical Corp	19,478	1,346
First Financial Bancorp	85,156	1,412		Stepan Co	28,021	1,776
First Financial Bankshares Inc	44,871	2,745		Zep Inc	33,703	541
First Midwest Bancorp Inc/IL	110,885	1,771				$21,656
FNB Corp/PA	234,655	2,778		Coal - 0.52%
Glacier Bancorp Inc	109,777	2,901		Arch Coal Inc (b)	313,548	1,329
Hanmi Financial Corp	46,902	1,012		Cloud Peak Energy Inc (a)	89,949	1,685
Home BancShares Inc/AR	70,131	2,163		SunCoke Energy Inc (a)	102,773	2,280
Independent Bank Corp/Rockland MA	33,931	1,227				$5,294
MB Financial Inc	81,182	2,281
National Penn Bancshares Inc	172,211	1,788		Commercial Services - 4.98%
NBT Bancorp Inc	63,980	1,538		ABM Industries Inc	75,735	2,019
Old National Bancorp/IN	148,729	2,082		American Public Education Inc (a)	25,878	1,095
PacWest Bancorp	56,949	2,284		AMN Healthcare Services Inc (a)	67,958	1,027
Pinnacle Financial Partners Inc	48,802	1,593		Capella Education Co	16,292	1,016
PrivateBancorp Inc	96,394	2,756		Cardtronics Inc (a)	66,475	2,561

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Commercial Services (continued)				Diversified Financial Services (continued)
Career Education Corp (a)	85,303	$464		Evercore Partners Inc - Class A	48,468	$2,706
CDI Corp	21,303	365		Financial Engines Inc	74,457	4,536
Chemed Corp (b)	26,046	2,056		FXCM Inc	53,337	914
Consolidated Graphics Inc (a)	11,877	770		Higher One Holdings Inc (a)	47,926	372
Corvel Corp (a)	16,698	791		Interactive Brokers Group Inc - A Shares	73,811	1,565
Cross Country Healthcare Inc (a)	39,945	431		Investment Technology Group Inc (a)	53,593	884
ExlService Holdings Inc (a)	45,728	1,150		MarketAxess Holdings Inc	55,575	3,487
Forrester Research Inc	18,673	701		Outerwall Inc (a),(b)	40,932	2,632
Green Dot Corp (a)	32,002	721		Piper Jaffray Cos (a)	23,492	923
Healthcare Services Group Inc	103,105	2,797		Portfolio Recovery Associates Inc (a)	73,483	3,690
Heartland Payment Systems Inc	54,466	2,348		Stifel Financial Corp (a)	87,090	3,932
Heidrick & Struggles International Inc	23,810	397		SWS Group Inc (a)	42,912	330
Insperity Inc	33,614	1,110		Virtus Investment Partners Inc (a)	10,351	1,887
ITT Educational Services Inc (a),(b)	26,925	792		WageWorks Inc (a)	43,943	2,733
Kelly Services Inc	40,278	966		World Acceptance Corp (a),(b)	15,945	1,526
Korn/Ferry International (a)	73,074	1,714				$34,084
Landauer Inc	14,070	650
Live Nation Entertainment Inc (a)	208,999	4,445		Electric - 1.67%
MAXIMUS Inc	101,234	4,289		Allete Inc	54,754	2,737
Medifast Inc (a)	18,867	501		Avista Corp	88,676	2,556
Monro Muffler Brake Inc	44,069	2,446		El Paso Electric Co	59,640	2,173
Monster Worldwide Inc (a)	154,903	948		NorthWestern Corp	56,812	2,568
Navigant Consulting Inc (a)	73,073	1,284		UIL Holdings Corp	83,399	3,225
On Assignment Inc (a)	68,391	2,030		UNS Energy Corp	61,354	3,674
PAREXEL International Corp (a)	83,461	4,074				$16,933
Resources Connection Inc	58,676	791		Electrical Components & Equipment - 1.56%
Strayer Education Inc (a)	15,982	559		Advanced Energy Industries Inc (a)	54,334	1,483
TeleTech Holdings Inc (a)	28,302	618		Belden Inc	64,184	4,153
TrueBlue Inc (a)	60,636	1,487		Encore Wire Corp	27,505	1,405
Universal Technical Institute Inc	31,304	368		EnerSys Inc	70,014	4,765
Viad Corp	30,027	789		Littelfuse Inc	33,089	2,962
		$50,570		Powell Industries Inc	13,614	836
				Vicor Corp (a)	26,754	277
Computers - 2.67%
Agilysys Inc (a)	20,868	273				$15,881
CACI International Inc (a)	34,601	2,561		Electronics - 3.75%
CIBER Inc (a)	99,182	385		American Science & Engineering Inc	11,593	793
Electronics For Imaging Inc (a)	69,482	2,944		Analogic Corp	18,349	1,755
iGate Corp (a)	43,065	1,453		Badger Meter Inc	21,236	1,082
Insight Enterprises Inc (a)	62,535	1,320		Bel Fuse Inc	14,648	281
j2 Global Inc	64,740	2,936		Benchmark Electronics Inc (a)	79,773	1,813
LivePerson Inc (a)	72,762	1,006		Brady Corp	69,324	1,897
Manhattan Associates Inc (a)	113,480	3,827		Checkpoint Systems Inc (a)	61,203	816
Mercury Systems Inc (a)	49,170	526		Coherent Inc (a)	36,654	2,450
MTS Systems Corp	22,683	1,595		CTS Corp	49,765	930
Netscout Systems Inc (a)	55,209	1,950		Electro Scientific Industries Inc	37,687	409
Super Micro Computer Inc (a)	48,002	987		ESCO Technologies Inc	39,127	1,366
Sykes Enterprises Inc (a)	57,812	1,212		FARO Technologies Inc (a)	25,280	1,307
Synaptics Inc (a)	48,877	2,852		FEI Co	61,676	5,780
Virtusa Corp (a)	37,823	1,297		II-VI Inc (a)	80,381	1,227
		$27,124		Measurement Specialties Inc (a)	22,263	1,228
Consumer Products - 0.43%				Methode Electronics Inc	52,454	1,766
Blyth Inc (b)	12,539	118		Newport Corp (a)	57,819	1,049
Central Garden and Pet Co - A Shares (a)	61,784	385		OSI Systems Inc (a)	27,844	1,613
Helen of Troy Ltd (a)	44,492	2,449		Park Electrochemical Corp	30,799	929
				Plexus Corp (a)	49,920	1,952
WD-40 Co	21,189	1,456		Rofin-Sinar Technologies Inc (a)	41,566	960
		$4,408		Rogers Corp (a)	26,173	1,589
Cosmetics & Personal Care - 0.08%				Sanmina Corp (a)	124,400	2,080
Inter Parfums Inc	25,024	814		TTM Technologies Inc (a)	80,571	645
				Watts Water Technologies Inc	42,233	2,366

Distribution & Wholesale - 1.10%						$38,083
MWI Veterinary Supply Inc (a)	18,982	3,536		Energy - Alternate Sources - 0.13%
Pool Corp	67,851	3,676		FutureFuel Corp	33,290	545
ScanSource Inc (a)	41,560	1,560		Green Plains Renewable Energy Inc	35,113	782
United Stationers Inc	58,967	2,443				$1,327
		$11,215
				Engineering & Construction - 0.94%
Diversified Financial Services - 3.36%				Aegion Corp (a)	56,680	1,163
Calamos Asset Management Inc	28,203	323		Dycom Industries Inc (a)	49,858	1,388
Encore Capital Group Inc (a)	34,546	1,644
See accompanying notes				259

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Engineering & Construction (continued)				Healthcare - Products (continued)
EMCOR Group Inc	99,157	$4,215		Merit Medical Systems Inc (a)	59,981	$862
Engility Holdings Inc (a)	25,453	975		Natus Medical Inc (a)	41,162	1,066
Exponent Inc	19,354	1,398		NuVasive Inc (a)	65,905	2,467
Orion Marine Group Inc (a)	40,394	452		SurModics Inc (a)	21,082	514
		$9,591		Symmetry Medical Inc (a)	55,025	535
Entertainment - 0.54%				West Pharmaceutical Services Inc	103,150	4,894
Marriott Vacations Worldwide Corp (a)	45,000	2,155				$33,065
Multimedia Games Holding Co Inc (a)	43,707	1,388		Healthcare - Services - 2.10%
Pinnacle Entertainment Inc (a)	87,438	1,910		Air Methods Corp (a)	51,898	2,669
		$5,453		Almost Family Inc (a)	12,369	376
				Amedisys Inc (a)	47,945	723
Environmental Control - 0.89%				Amsurg Corp (a)	47,601	1,987
Calgon Carbon Corp (a)	80,654	1,638		Bio-Reference Labs Inc (a),(b)	36,378	978
Darling International Inc (a)	233,663	4,570		Centene Corp (a)	80,897	4,902
Tetra Tech Inc (a)	94,772	2,797
				Ensign Group Inc/The	28,927	1,213
		$9,005		Gentiva Health Services Inc (a)	42,318	481
Food - 1.75%				Healthways Inc (a)	51,785	793
Annie's Inc (a)	24,980	1,002		IPC The Hospitalist Co Inc (a)	25,001	1,335
B&G Foods Inc	78,942	2,587		Kindred Healthcare Inc	80,037	1,516
Calavo Growers Inc	19,114	581		LHC Group Inc (a)	17,940	412
Cal-Maine Foods Inc	22,077	1,112		Magellan Health Services Inc (a)	39,981	2,392
Diamond Foods Inc (a)	30,541	805		Molina Healthcare Inc (a)	41,906	1,509
J&J Snack Foods Corp	21,519	1,896				$21,286
Nutrisystem Inc	42,427	603		Home Builders - 0.93%
Sanderson Farms Inc	29,914	2,224		M/I Homes Inc (a)	35,978	885
Seneca Foods Corp - Class A (a)	10,475	305		Meritage Homes Corp (a)	53,366	2,592
Snyders-Lance Inc	72,245	1,930		Ryland Group Inc/The	68,250	3,047
Spartan Stores Inc	54,140	1,223		Standard Pacific Corp (a)	221,050	1,945
TreeHouse Foods Inc (a)	53,785	3,541		Winnebago Industries Inc (a)	41,176	986
		$17,809				$9,455

Forest Products & Paper - 1.21%				Home Furnishings - 0.90%
Clearwater Paper Corp (a)	31,107	1,771		American Woodmark Corp (a)	17,734	623
Deltic Timber Corp	16,480	1,060		Daktronics Inc	56,443	824
KapStone Paper and Packaging Corp (a)	118,472	3,314		DTS Inc/CA (a)	26,565	551
Neenah Paper Inc	23,928	1,039		Ethan Allen Interiors Inc	38,438	970
PH Glatfelter Co	63,918	1,981		iRobot Corp (a)	42,635	1,507
Schweitzer-Mauduit International Inc	46,378	2,139		La-Z-Boy Inc	77,445	2,085
Wausau Paper Corp	73,034	998		Select Comfort Corp (a)	81,595	1,336
		$12,302		Universal Electronics Inc (a)	22,971	821
Gas - 1.62%				VOXX International Corp (a)	29,050	387
Laclede Group Inc/The	44,932	2,062				$9,104
New Jersey Resources Corp	62,075	2,831		Housewares - 0.53%
Northwest Natural Gas Co	39,885	1,658		Toro Co	84,422	5,349
Piedmont Natural Gas Co Inc	112,152	3,703
South Jersey Industries Inc	47,571	2,537
Southwest Gas Corp	68,463	3,678		Insurance - 1.95%
		$16,469		Amerisafe Inc	27,331	1,131
				eHealth Inc (a)	27,504	1,469
Hand & Machine Tools - 0.23%				Employers Holdings Inc	46,100	1,133
Franklin Electric Co Inc	57,708	2,299		HCI Group Inc	14,941	635
				Horace Mann Educators Corp	59,564	1,662
Healthcare - Products - 3.26%				Infinity Property & Casualty Corp	16,965	1,198
Abaxis Inc (a)	30,922	1,180		Meadowbrook Insurance Group Inc	68,528	415
ABIOMED Inc (a)	51,865	1,426		Navigators Group Inc/The (a)	15,673	935
Affymetrix Inc (a)	106,225	997		ProAssurance Corp	91,096	4,232
Cantel Medical Corp	49,218	1,560		RLI Corp	50,686	2,112
CONMED Corp	40,787	1,711		Safety Insurance Group Inc	18,866	1,020
CryoLife Inc	36,705	396		Selective Insurance Group Inc	82,382	1,938
Cyberonics Inc (a)	36,344	2,428		Stewart Information Services Corp	30,905	1,005
Cynosure Inc (a)	28,777	772		Tower Group International Ltd	57,681	144
Greatbatch Inc (a)	35,650	1,515		United Fire Group Inc	31,895	800
Haemonetics Corp (a)	76,109	2,884				$19,829
Hanger Inc (a)	51,354	1,736
ICU Medical Inc (a)	19,370	1,250		Internet - 1.72%
				Blucora Inc (a)	60,849	1,558
Integra LifeSciences Holdings Corp (a)	34,653	1,610		Blue Nile Inc (a)	18,912	814
Invacare Corp	42,548	859		comScore Inc (a)	49,027	1,344
Luminex Corp (a)	55,039	1,006		Dealertrack Technologies Inc (a)	64,837	3,025
Meridian Bioscience Inc	61,324	1,397		Dice Holdings Inc (a)	56,577	396

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Internet (continued)				Miscellaneous Manufacturing (continued)
FTD Cos Inc (a)	27,450	$851		Barnes Group Inc	67,788	$2,538
HealthStream Inc (a)	30,195	876		EnPro Industries Inc (a)	30,946	2,245
Liquidity Services Inc (a),(b)	37,980	903		Federal Signal Corp (a)	92,573	1,140
NIC Inc	88,317	1,920		Hillenbrand Inc	92,793	2,512
OpenTable Inc (a)	34,372	2,588		John Bean Technologies Corp	40,206	1,241
PC-Tel Inc	25,729	211		Koppers Holdings Inc	30,031	1,186
Perficient Inc (a)	48,787	1,002		LSB Industries Inc (a)	28,274	936
QuinStreet Inc (a)	42,303	350		Lydall Inc (a)	24,801	438
Stamps.com Inc (a)	21,640	854		Movado Group Inc	26,642	1,006
VASCO Data Security International Inc (a)	43,141	322		Myers Industries Inc	39,518	757
XO Group Inc (a)	36,679	445		Standex International Corp	18,860	1,073
		$17,459		Sturm Ruger & Co Inc	28,578	2,177
				Tredegar Corp	37,193	922
Investment Companies - 0.45%						$23,438
Prospect Capital Corp	419,766	4,563
				Office Furnishings - 0.18%

Iron & Steel - 0.14%				Interface Inc	86,160	1,805
AK Steel Holding Corp (a),(b)	201,381	1,424
				Oil & Gas - 1.41%
				Approach Resources Inc (a),(b)	51,874	1,042
Leisure Products & Services - 0.32%				Carrizo Oil & Gas Inc (a)	61,051	2,509
Arctic Cat Inc	19,860	841		Comstock Resources Inc	65,503	1,123
Callaway Golf Co	110,083	900		Contango Oil & Gas Co (a)	22,526	945
Interval Leisure Group Inc	58,457	1,543		Forest Oil Corp (a)	176,750	539
		$3,284		Northern Oil and Gas Inc (a)	83,986	1,221
Lodging - 0.18%				PDC Energy Inc (a)	52,661	2,626
Boyd Gaming Corp (a)	111,475	1,177		Penn Virginia Corp (a)	78,117	937
Marcus Corp/The	26,772	350		PetroQuest Energy Inc (a)	83,817	324
Monarch Casino & Resort Inc (a)	14,358	277		Stone Energy Corp (a)	73,844	2,285
		$1,804		Swift Energy Co (a),(b)	64,098	794
						$14,345
Machinery - Construction & Mining - 0.10%
Astec Industries Inc	27,680	1,030		Oil & Gas Services - 1.87%
				Basic Energy Services Inc (a)	39,269	673
				C&J Energy Services Inc (a)	66,895	1,564
Machinery - Diversified - 1.58%				Exterran Holdings Inc (a)	86,603	3,008
Albany International Corp	41,672	1,441		Flotek Industries Inc (a)	67,128	1,444
Applied Industrial Technologies Inc	62,280	3,148		Geospace Technologies Corp (a)	19,126	1,521
Briggs & Stratton Corp	70,077	1,476		Gulf Island Fabrication Inc	18,168	368
Cognex Corp (a)	122,473	4,831		Hornbeck Offshore Services Inc (a)	47,926	2,047
DXP Enterprises Inc (a)	15,336	1,473		ION Geophysical Corp (a)	180,942	548
Intevac Inc (a)	35,458	263		Matrix Service Co (a)	38,688	1,017
Lindsay Corp (b)	19,014	1,616		Newpark Resources Inc (a)	129,051	1,466
Tennant Co	27,284	1,750		Pioneer Energy Services Corp (a)	92,255	773
		$15,998		SEACOR Holdings Inc (a)	27,929	2,351
Media - 0.25%				Tesco Corp (a)	46,212	976
Digital Generation Inc (a)	31,416	424		Tetra Technologies Inc (a)	116,458	1,202
EW Scripps Co (a)	44,420	818				$18,958
Scholastic Corp	38,154	1,259		Pharmaceuticals - 1.68%
		$2,501		Akorn Inc (a)	105,320	2,391
Metal Fabrication & Hardware - 0.74%				Anika Therapeutics Inc (a)	16,746	557
AM Castle & Co (a)	25,181	345		Hi-Tech Pharmacal Co Inc (a)	16,292	705
CIRCOR International Inc	25,983	1,871		Impax Laboratories Inc (a)	95,547	2,211
Haynes International Inc	18,216	932		Neogen Corp (a)	53,839	2,262
Mueller Industries Inc	41,762	2,599		PharMerica Corp (a)	43,468	1,058
Olympic Steel Inc	13,440	372		Prestige Brands Holdings Inc (a)	76,384	2,311
RTI International Metals Inc (a)	45,134	1,405		Questcor Pharmaceuticals Inc (b)	82,577	5,534
		$7,524				$17,029

Mining - 0.86%				Publicly Traded Investment Fund - 1.17%
AMCOL International Corp	36,899	1,257		iShares Core S&P Small-Cap ETF (b)	113,072	11,883
Century Aluminum Co (a)	75,974	887
Globe Specialty Metals Inc	95,665	1,672		Real Estate - 0.24%
Kaiser Aluminum Corp	27,712	1,935		Forestar Group Inc (a)	51,325	1,027
Materion Corp	30,457	809		HFF Inc	48,965	1,448
Stillwater Mining Co (a)	176,243	2,210
						$2,475
		$8,770
				REITS - 6.91%
Miscellaneous Manufacturing - 2.31%				Acadia Realty Trust	82,049	2,088
Actuant Corp	107,887	3,692		Agree Realty Corp	21,996	629
AZZ Inc	37,663	1,575

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

REITS (continued)				Retail (continued)
American Assets Trust Inc	50,782	$1,700		Ruby Tuesday Inc (a)	85,227	$477
Associated Estates Realty Corp	84,933	1,356		Ruth's Hospitality Group Inc	52,584	688
Capstead Mortgage Corp	141,459	1,785		Sonic Automotive Inc	50,587	1,135
Cedar Realty Trust Inc	99,439	627		Sonic Corp (a)	77,223	1,374
CoreSite Realty Corp	31,584	969		Stage Stores Inc	46,929	920
Cousins Properties Inc	260,533	2,801		Stein Mart Inc	41,438	513
DiamondRock Hospitality Co	288,721	3,343		Texas Roadhouse Inc	88,559	2,148
EastGroup Properties Inc	45,233	2,684		Tuesday Morning Corp (a)	54,729	719
EPR Properties	76,294	3,897		Vitamin Shoppe Inc (a)	44,919	2,013
Franklin Street Properties Corp	128,744	1,544		Zale Corp (a)	48,520	734
Geo Group Inc/The	106,427	3,563		Zumiez Inc (a)	32,616	702
Getty Realty Corp	39,463	750				$78,380
Government Properties Income Trust	80,827	1,996		Savings & Loans - 0.91%
Healthcare Realty Trust Inc	141,609	3,246		B of I Holding Inc (a)	17,802	1,473
Inland Real Estate Corp	123,688	1,304
Kite Realty Group Trust	192,985	1,245		Bank Mutual Corp	63,782	436
LaSalle Hotel Properties	153,559	4,723		Brookline Bancorp Inc	103,819	924
Lexington Realty Trust	300,187	3,245		Dime Community Bancshares Inc	43,247	707
LTC Properties Inc	51,330	1,948		Northwest Bancshares Inc	139,128	1,956
Medical Properties Trust Inc	238,650	3,167		Oritani Financial Corp	58,026	913
Parkway Properties Inc/MD	100,297	1,779		Provident Financial Services Inc	78,736	1,364
Pennsylvania Real Estate Investment Trust	100,738	1,879		Sterling Bancorp/DE	116,445	1,467
Post Properties Inc	80,050	3,757				$9,240
PS Business Parks Inc	29,523	2,320		Semiconductors - 3.59%
Sabra Health Care REIT Inc	55,954	1,619		ATMI Inc (a)	47,032	1,302
Saul Centers Inc	18,773	875		Brooks Automation Inc	98,338	998
Sovran Self Storage Inc	47,286	3,211		Cabot Microelectronics Corp (a)	34,836	1,405
Tanger Factory Outlet Centers	139,550	4,658		Ceva Inc (a)	32,471	565
Universal Health Realty Income Trust	18,761	795		Cirrus Logic Inc (a)	93,790	1,642
Urstadt Biddle Properties Inc	37,516	704		Cohu Inc	34,262	355
		$70,207		Diodes Inc (a)	53,757	1,232
				DSP Group Inc (a)	33,325	299
Retail - 7.72%				Entropic Communications Inc (a)	134,794	562
Aeropostale Inc (a),(b)	115,929	817
Barnes & Noble Inc (a)	54,832	739		Exar Corp (a)	70,173	773
				GT Advanced Technologies Inc (a),(b)	195,680	2,010
Big 5 Sporting Goods Corp	26,341	452
Biglari Holdings Inc (a)	2,161	944		Hittite Microwave Corp	46,560	2,670
BJ's Restaurants Inc (a)	36,691	1,041		Kopin Corp (a)	90,257	347
				Kulicke & Soffa Industries Inc (a)	112,212	1,306
Brown Shoe Co Inc	60,611	1,435
Buckle Inc/The (b)	41,400	1,835		Micrel Inc	67,382	672
Buffalo Wild Wings Inc (a)	27,739	3,935		Microsemi Corp (a)	138,795	3,253
Casey's General Stores Inc	56,837	3,903		MKS Instruments Inc	78,620	2,369
				Monolithic Power Systems Inc (a)	51,355	1,679
Cash America International Inc	41,508	1,525		Nanometrics Inc (a)	32,763	555
Cato Corp/The	39,760	1,112		Pericom Semiconductor Corp (a)	30,601	253
CEC Entertainment Inc	24,368	1,315
Children's Place Retail Stores Inc/The (a)	32,898	1,733		Power Integrations Inc	44,204	2,618
Christopher & Banks Corp (a)	53,773	384		QLogic Corp (a)	128,125	1,482
				Rubicon Technology Inc (a),(b)	29,157	320
Cracker Barrel Old Country Store Inc	35,170	3,482		Rudolph Technologies Inc (a)	48,657	535
DineEquity Inc	23,888	1,859		Sigma Designs Inc (a)	45,953	215
Ezcorp Inc (a)	80,226	881
Fifth & Pacific Cos Inc (a)	181,299	5,203		Supertex Inc (a)	15,180	405
Finish Line Inc/The	72,557	1,861		Tessera Technologies Inc	72,229	1,434
First Cash Financial Services Inc (a)	42,693	2,098		TriQuint Semiconductor Inc (a)	237,223	1,969
Francesca's Holdings Corp (a)	62,054	1,179		Ultratech Inc (a)	41,105	1,040
				Veeco Instruments Inc (a)	57,967	2,203
Fred's Inc	50,460	882
Genesco Inc (a)	35,418	2,487				$36,468
Group 1 Automotive Inc	31,318	1,914		Software - 3.45%
Haverty Furniture Cos Inc	29,595	823		Avid Technology Inc (a)	45,995	319
Hibbett Sports Inc (a)	38,378	2,303		Blackbaud Inc	67,628	2,330
Jack in the Box Inc (a)	62,933	3,183		Bottomline Technologies de Inc (a)	54,344	1,881
Jos A Bank Clothiers Inc (a)	41,340	2,324		Computer Programs & Systems Inc	15,493	1,035
Kirkland's Inc (a)	22,164	417		CSG Systems International Inc	49,986	1,498
Lithia Motors Inc	33,268	1,873		Digi International Inc (a)	38,028	392
Lumber Liquidators Holdings Inc (a)	40,759	3,627		Digital River Inc (a)	41,975	738
MarineMax Inc (a)	36,275	535		Ebix Inc (b)	47,134	640
Men's Wearhouse Inc	67,066	3,222		Epiq Systems Inc	44,670	641
Papa John's International Inc	47,096	2,267		Interactive Intelligence Group Inc (a)	23,301	1,770
Pep Boys-Manny Moe & Jack/The (a)	78,427	936		Medidata Solutions Inc (a)	74,300	4,688
PetMed Express Inc	29,822	395		MicroStrategy Inc (a)	13,354	1,679
Red Robin Gourmet Burgers Inc (a)	19,284	1,242		Monotype Imaging Holdings Inc	57,633	1,681
Regis Corp	64,429	794		Omnicell Inc (a)	52,605	1,358

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)		Maturity
Software (continued)				REPURCHASE AGREEMENTS - 2.78%	Amount (000's)	Value(000	's)
Progress Software Corp (a)	76,684	$1,853		Banks - 2.78%
Quality Systems Inc	64,830	1,194		Investment in Joint Trading Account; Barclays $	3,563	$3,563
Synchronoss Technologies Inc (a)	44,895	1,197		Bank PLC Repurchase Agreement; 0.02%
SYNNEX Corp (a)	38,889	2,184		dated 01/31/2014 maturing 02/03/2014
Take-Two Interactive Software Inc (a)	136,253	2,613		(collateralized by US Government
Tangoe Inc (a)	50,275	917		Securities; $3,634,691; 0.25% - 1.50%;
Tyler Technologies Inc (a)	41,912	4,420		dated 03/31/15 - 01/31/19)
		$35,028		Investment in Joint Trading Account; Credit	9,632	9,632
				Suisse Repurchase Agreement; 0.01%
Storage & Warehousing - 0.23%				dated 01/31/2014 maturing 02/03/2014
Mobile Mini Inc	60,167	2,327		(collateralized by US Government
				Securities; $9,824,051; 0.00% - 11.25%;
Telecommunications - 2.38%				dated 02/15/15 - 02/15/41)
Anixter International Inc	39,413	3,457		Investment in Joint Trading Account; Deutsche	10,181	10,181
ARRIS Group Inc (a)	169,556	4,392		Bank Repurchase Agreement; 0.02% dated
Atlantic Tele-Network Inc	14,663	854		01/31/2014 maturing 02/03/2014
Black Box Corp	23,479	644		(collateralized by US Government
CalAmp Corp (a)	49,232	1,451		Securities; $10,384,833; 0.00% - 7.13%;
Cbeyond Inc (a)	41,479	301		dated 02/25/14 - 05/04/37)
Cincinnati Bell Inc (a)	307,283	1,063		Investment in Joint Trading Account; Merrill	4,844	4,844
Comtech Telecommunications Corp	23,730	722		Lynch Repurchase Agreement; 0.02%
General Communication Inc (a)	45,420	442		dated 01/31/2014 maturing 02/03/2014
Harmonic Inc (a)	148,900	977		(collateralized by US Government
Ixia (a)	83,240	1,065		Securities; $4,940,688; 0.00% - 5.50%;
LogMeIn Inc (a)	33,629	1,142		dated 02/25/14 - 07/05/22)
Lumos Networks Corp	26,349	501				$28,220
Netgear Inc (a)	57,250	1,827		TOTAL REPURCHASE AGREEMENTS		$28,220
NTELOS Holdings Corp	22,552	370		Total Investments		$1,036,167
Oplink Communications Inc (a)	26,549	449		Liabilities in Excess of Other Assets, Net - (2.03)%		$(20,617)
Procera Networks Inc (a)	30,466	352		TOTAL NET ASSETS - 100.00%		$1,015,550
USA Mobility Inc	31,981	456
ViaSat Inc (a)	61,943	3,686
		$24,151		(a) Non-Income Producing Security
				(b)		Security or a portion of the security was on loan at the end of the period.
Textiles - 0.40%				(c)		Security was purchased with the cash proceeds from securities loans.
G&K Services Inc	29,259	1,635
UniFirst Corp/MA	22,456	2,376
		$4,011
				Portfolio Summary (unaudited)
Toys, Games & Hobbies - 0.01%				Sector		Percent
Jakks Pacific Inc (b)	25,367	146		Financial		23.71%
				Industrial		17.65%
Transportation - 1.67%				Consumer, Non-cyclical		15.85%
Arkansas Best Corp	35,724	1,225		Consumer, Cyclical		15.70%
Atlas Air Worldwide Holdings Inc (a)	36,984	1,307		Technology		9.71%
Bristow Group Inc	54,094	3,884		Communications		4.39%
Era Group Inc (a)	27,733	812		Basic Materials		4.34%
Forward Air Corp	45,221	2,014		Energy		3.93%
Heartland Express Inc	71,426	1,504		Utilities		3.45%
HUB Group Inc (a)	51,707	2,143		Exchange Traded Funds		3.30%
Knight Transportation Inc	88,715	1,894		Liabilities in Excess of Other Assets, Net		(2.03)%
Roadrunner Transportation Systems Inc (a)	37,010	972		TOTAL NET ASSETS		100.00%
Saia Inc (a)	36,077	1,214
		$16,969

Water - 0.16%
American States Water Co	57,188	1,624

TOTAL COMMON STOCKS		$986,345
INVESTMENT COMPANIES - 2.13%	Shares Held	Value(000	's)

Publicly Traded Investment Fund - 2.13%
Goldman Sachs Financial Square Funds -	21,602,099	21,602
Government Fund (c)

TOTAL INVESTMENT COMPANIES		$21,602

See accompanying notes

		Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2014 (unaudited)

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; March 2014	Long	235	$27,169		$26,515	$(654)
Total						$(654)
Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2014 (unaudited)

COMMON STOCKS - 95.45%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Advertising - 0.11%				Automobile Parts & Equipment (continued)
Harte-Hanks Inc	113,450	$777		Federal-Mogul Corp (a)	70,135	$1,255
Marchex Inc	22,536	210		Fuel Systems Solutions Inc (a)	37,314	459
MDC Partners Inc	28,944	696		Meritor Inc (a)	86,731	952
ValueVision Media Inc (a)	10,662	66		Miller Industries Inc/TN	28,501	523
		$1,749		Modine Manufacturing Co (a)	41,059	537
				Motorcar Parts of America Inc (a)	10,309	208
Aerospace & Defense - 2.27%				Remy International Inc	5,303	106
AAR Corp	104,049	2,774		Spartan Motors Inc	57,096	328
Aerovironment Inc (a)	4,037	120
Allied Defense Group Inc/The (a),(b),(c)	2,055	—		Standard Motor Products Inc	16,306	533
Arotech Corp (a)	9,039	24		Strattec Security Corp	3,247	178
CPI Aerostructures Inc (a)	800	11		Superior Industries International Inc	52,864	963
				Supreme Industries Inc (a)	16,314	113
Cubic Corp	13,979	693		Tenneco Inc (a)	6,390	363
Curtiss-Wright Corp	111,749	6,863		Titan International Inc	36,340	609
Ducommun Inc (a)	34,007	969		Tower International Inc (a)	2,708	60
Esterline Technologies Corp (a)	169,136	17,412
GenCorp Inc (a)	5,079	87				$9,235
Kaman Corp	3,585	139		Banks - 10.47%
Kratos Defense & Security Solutions Inc (a)	130,241	941		1st Constitution Bancorp (a)	840	9
LMI Aerospace Inc (a)	9,598	133		1st Source Corp	28,460	839
M/A-COM Technology Solutions Holdings Inc	837	14		1st United Bancorp Inc/Boca Raton	28,375	206
(a)				Access National Corp	2,874	47
Moog Inc (a)	25,883	1,554		Alliance Bancorp Inc of Pennsylvania	942	14
National Presto Industries Inc	1,616	123		American National Bankshares Inc	3,383	78
Orbital Sciences Corp (a)	58,220	1,424		American River Bankshares (a)	2,199	22
SIFCO Industries Inc	610	18		Ameris Bancorp (a)	37,551	769
Teledyne Technologies Inc (a)	21,025	1,932		AmeriServ Financial Inc	22,099	72
		$35,231		Ames National Corp	3,498	74
				Arrow Financial Corp	4,104	102
Agriculture - 0.24%				ASB Bancorp Inc (a)	600	10
Alliance One International Inc (a)	224,455	577
				Associated Banc-Corp	258,108	4,252
Andersons Inc/The	12,023	994		Bancfirst Corp	2,708	146
Griffin Land & Nurseries Inc	872	27		Banco Latinoamericano de Comercio Exterior	7,338	186
MGP Ingredients Inc	5,923	33		SA
Universal Corp/VA	41,736	2,142		Bancorp Inc/DE (a)	11,071	211
		$3,773		BancorpSouth Inc	153,209	3,611
Airlines - 0.64%				Bank of Commerce Holdings	1,302	8
Hawaiian Holdings Inc (a)	145,615	1,479		Bank of Florida Corp (a),(b),(c)	6,269	—
JetBlue Airways Corp (a)	676,801	5,928		Bank of Kentucky Financial Corp	2,203	79
Republic Airways Holdings Inc (a)	113,664	1,116		Bank of Marin Bancorp	2,092	93
SkyWest Inc	110,877	1,443		Bank of the Ozarks Inc	1,954	124
		$9,966		Banner Corp	11,162	411
				Bar Harbor Bankshares	1,458	56
Apparel - 1.26%				BBCN Bancorp Inc	20,118	303
Columbia Sportswear Co	3,232	240		BCB Bancorp Inc	1,563	20
Crocs Inc (a)	4,536	70		BNC Bancorp	6,882	117
Delta Apparel Inc (a)	6,921	112		Boston Private Financial Holdings Inc	92,404	1,136
G-III Apparel Group Ltd (a)	1,531	107		Bridge Bancorp Inc	4,298	106
Iconix Brand Group Inc (a)	147,694	5,493		Bryn Mawr Bank Corp	15,190	424
Jones Group Inc/PA	211,685	3,122		C&F Financial Corp	1,203	42
Lakeland Industries Inc (a)	6,346	41		Camden National Corp	2,889	102
Perry Ellis International Inc (a)	50,067	785		Capital Bank Financial Corp (a)	232,191	5,352
Quiksilver Inc (a)	115,731	816		Capital City Bank Group Inc (a)	16,670	212
RG Barry Corp	3,511	62		CapitalSource Inc	243,554	3,344
Rocky Brands Inc	8,535	132		Cardinal Financial Corp	7,137	122
Skechers U.S.A. Inc (a)	86,220	2,492		Carolina Bank Holdings Inc (a)	378	4
Superior Uniform Group Inc	3,314	52		Cathay General Bancorp	95,217	2,238
Unifi Inc (a)	30,502	707		Center Bancorp Inc	6,855	121
Weyco Group Inc	2,295	61		Centerstate Banks Inc	52,095	573
Wolverine World Wide Inc	187,714	5,238		Central Pacific Financial Corp	16,720	307
		$19,530		Century Bancorp Inc/MA	1,396	47
Automobile Manufacturers - 0.46%				Chemical Financial Corp	44,384	1,282
Wabash National Corp (a)	519,803	7,126		Chemung Financial Corp	1,374	46
				Citizens & Northern Corp	4,592	90
				Citizens First Corp (a)	300	3
Automobile Parts & Equipment - 0.59%				City Holding Co	3,929	175
Accuride Corp (a)	3,330	13		CNB Financial Corp/PA	5,537	89
American Axle & Manufacturing Holdings Inc	7,787	145		Codorus Valley Bancorp Inc	1,079	23
(a)				Colony Bankcorp Inc (a)	706	4
Cooper Tire & Rubber Co	13,985	327		Columbia Banking System Inc	40,115	1,048
Dana Holding Corp	82,636	1,563		Community Bank System Inc	43,050	1,532

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)				Banks (continued)
Community Trust Bancorp Inc	8,715	$353		Metro Bancorp Inc (a)	23,872	$474
Community West Bancshares (a)	1,308	9		Mid Penn Bancorp Inc	119	2
CommunityOne Bancorp (a)	137	2		Middleburg Financial Corp	2,054	37
ConnectOne Bancorp Inc (a)	684	31		MidSouth Bancorp Inc	3,981	62
Customers Bancorp Inc (a)	8,877	180		MidWestOne Financial Group Inc	3,746	92
CVB Financial Corp	20,103	300		National Bankshares Inc	2,755	100
Eagle Bancorp Inc (a)	5,488	182		National Penn Bancshares Inc	206,751	2,146
Eastern Virginia Bankshares Inc (a)	851	6		NBT Bancorp Inc	23,395	563
Enterprise Bancorp Inc/MA	2,764	57		New Century Bancorp Inc (a)	2,142	14
Enterprise Financial Services Corp	7,609	142		NewBridge Bancorp (a)	11,342	79
Evans Bancorp Inc	387	9		Northeast Bancorp	237	2
Farmers Capital Bank Corp (a)	6,795	140		Northrim BanCorp Inc	4,680	112
Fidelity Southern Corp	11,307	159		OFG Bancorp	55,028	803
Financial Institutions Inc	24,109	503		Old Line Bancshares Inc	2,086	34
First Bancorp Inc/ME	3,309	56		Old National Bancorp/IN	79,462	1,113
First BanCorp/Puerto Rico (a)	63,910	312		Old Second Bancorp Inc (a)	11,663	54
First Bancorp/Troy NC	24,049	415		OmniAmerican Bancorp Inc	9,552	214
First Bancshares Inc/MS	720	10		Pacific Continental Corp	12,038	170
First Busey Corp	77,096	424		Pacific Mercantile Bancorp (a)	4,122	26
First Business Financial Services Inc	1,914	79		PacWest Bancorp	8,301	333
First Citizens BancShares Inc/NC	3,674	813		Park National Corp	2,832	222
First Commonwealth Financial Corp	234,833	1,928		Park Sterling Corp	37,256	251
First Community Bancshares Inc/VA	25,111	407		Patriot National Bancorp Inc (a)	2,129	2
First Connecticut Bancorp Inc/Farmington CT	11,596	179		Penns Woods Bancorp Inc	1,724	78
First Financial Bancorp	60,196	998		Peoples Bancorp Inc/OH	20,033	452
First Financial Bankshares Inc	2,509	153		Peoples Bancorp of North Carolina Inc	1,797	28
First Financial Corp/IN	11,808	380		Pinnacle Financial Partners Inc	55,594	1,815
First Financial Holdings Inc	6,626	408		Preferred Bank/Los Angeles CA (a)	10,640	230
First Financial Service Corp (a)	800	4		Premier Financial Bancorp Inc	4,573	66
First Interstate Bancsystem Inc	21,676	556		PrivateBancorp Inc	127,530	3,646
First Merchants Corp	90,383	1,906		Prosperity Bancshares Inc	189,508	11,855
First Midwest Bancorp Inc/IL	185,873	2,968		QCR Holdings Inc	291	5
First NBC Bank Holding Co (a)	1,599	52		Renasant Corp	39,310	1,132
First of Long Island Corp/The	3,109	123		Republic Bancorp Inc/KY	8,264	191
First United Corp (a)	1,489	12		Republic First Bancorp Inc (a)	5,488	17
First West Virginia Bancorp	163	3		Royal Bancshares of Pennsylvania Inc (a)	800	1
Firstbank Corp/Alma MI	4,015	72		S&T Bancorp Inc	30,632	716
FirstMerit Corp	717,494	14,601		Salisbury Bancorp Inc	284	8
FNB Corp/PA	118,991	1,408		Sandy Spring Bancorp Inc	47,434	1,184
Franklin Financial Corp/VA (a)	6,240	118		SB Financial Group Inc	2,685	23
Fulton Financial Corp	380,839	4,703		Shore Bancshares Inc (a)	1,348	13
German American Bancorp Inc	4,739	128		Sierra Bancorp	10,839	172
Glacier Bancorp Inc	18,532	490		Simmons First National Corp	5,911	204
Great Southern Bancorp Inc	4,366	121		Southcoast Financial Corp (a)	598	4
Guaranty Bancorp	7,617	99		Southern Community Financial - Rights (a),(b),(c)	13,075	3
Guaranty Federal Bancshares Inc (a)	541	6		Southern First Bancshares Inc (a)	357	5
Hancock Holding Co	264,440	9,149		Southern National Bancorp of Virginia Inc	332	3
Hanmi Financial Corp	7,772	168		Southside Bancshares Inc	4,441	118
Hawthorn Bancshares Inc	1,557	20		Southwest Bancorp Inc/Stillwater OK	18,619	325
Heartland Financial USA Inc	6,056	153		State Bank Financial Corp	15,016	257
Heritage Commerce Corp	15,249	122		Sterling Financial Corp/WA	7,317	230
Heritage Financial Corp/WA	8,596	147		Suffolk Bancorp (a)	5,695	110
Home BancShares Inc/AR	8,468	261		Summit State Bank	804	9
Horizon Bancorp/IN	3,291	73		Sun Bancorp Inc/NJ (a)	36,727	116
Hudson Valley Holding Corp	3,028	54		Susquehanna Bancshares Inc	420,370	4,554
Iberiabank Corp	37,564	2,473		Sussex Bancorp (a)	1,215	10
Independent Bank Corp/MI (a)	1,910	25		SY Bancorp Inc	5,284	156
Independent Bank Corp/Rockland MA	5,737	207		Synovus Financial Corp	503,899	1,688
International Bancshares Corp	79,961	1,872		Taylor Capital Group Inc (a)	8,768	196
Intervest Bancshares Corp (a)	16,841	126		Texas Capital Bancshares Inc (a)	14,309	850
Lakeland Bancorp Inc	26,757	302		Tompkins Financial Corp	7,966	374
Lakeland Financial Corp	14,378	527		Tower Financial Corp	2,370	55
LCNB Corp	2,278	40		TowneBank/Portsmouth VA	34,115	513
LNB Bancorp Inc	10,575	106		Trico Bancshares	4,075	101
Macatawa Bank Corp (a)	7,247	38		TrustCo Bank Corp NY	76,958	503
MainSource Financial Group Inc	49,766	812		Trustmark Corp	41,967	997
MB Financial Inc	109,856	3,086		UMB Financial Corp	9,097	539
MBT Financial Corp (a)	8,914	48		Umpqua Holdings Corp	224,803	3,947
Mercantile Bank Corp	7,096	142		Union First Market Bankshares Corp	240,603	5,551
Merchants Bancshares Inc	1,915	57		United Bancshares Inc/OH	900	14

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Banks (continued)				Chemicals (continued)
United Bankshares Inc/WV	20,996	$627		Innospec Inc	486	$21
United Community Banks Inc/GA (a)	31,827	531		Intrepid Potash Inc (a)	13,330	196
United Security Bancshares/Fresno CA	1,641	8		KMG Chemicals Inc	579	9
Unity Bancorp Inc	150	1		Kraton Performance Polymers Inc (a)	33,086	827
Univest Corp of Pennsylvania	27,874	523		Landec Corp (a)	34,952	376
ViewPoint Financial Group Inc	8,636	213		Minerals Technologies Inc	20,426	1,056
Virginia Commerce Bancorp Inc (a)	10,962	178		Olin Corp	7,508	193
Walker & Dunlop Inc (a)	6,482	91		OM Group Inc	72,045	2,329
Washington Banking Co	5,787	103		Penford Corp (a)	11,196	138
Washington Trust Bancorp Inc	13,146	433		Quaker Chemical Corp	2,721	188
Webster Financial Corp	578,173	17,542		Rentech Inc (a)	53,340	95
WesBanco Inc	40,278	1,151		Sensient Technologies Corp	26,918	1,317
West Bancorporation Inc	5,877	87		Stepan Co	2,011	127
Westamerica Bancorporation	5,837	288		Tronox Ltd	24,346	535
Western Alliance Bancorp (a)	20,973	470		Zep Inc	26,667	428
Wilshire Bancorp Inc	32,851	328		Zoltek Cos Inc (a)	70,451	1,177
Wintrust Financial Corp	87,167	3,820				$14,456

		$162,657		Coal - 0.48%
Beverages - 0.06%				Alpha Natural Resources Inc (a)	513,339	2,916
Coca-Cola Bottling Co Consolidated	11,198	765		Arch Coal Inc	112,629	477
Craft Brew Alliance Inc (a)	13,254	200		Cloud Peak Energy Inc (a)	90,720	1,700
Farmer Bros Co (a)	800	17		Hallador Energy Co	2,463	19
		$982		James River Coal Co (a)	35,222	39
				L&L Energy Inc (a),(c)	11,378	19
Biotechnology - 0.29%				SunCoke Energy Inc (a)	87,822	1,948
Alnylam Pharmaceuticals Inc (a)	1,275	107
Arena Pharmaceuticals Inc (a)	10,218	65		Walter Energy Inc	9,005	102
				Westmoreland Coal Co (a)	8,263	179
Cambrex Corp (a)	18,551	349
Celldex Therapeutics Inc (a)	8,151	210				$7,399
Emergent Biosolutions Inc (a)	33,176	794		Commercial Services - 5.54%
Enzo Biochem Inc (a)	23,582	66		Aaron's Inc	291,514	7,839
Enzon Pharmaceuticals Inc	92,217	83		ABM Industries Inc	14,887	397
Geron Corp (a)	143,296	720		Acacia Research Corp	12,015	166
Harvard Bioscience Inc (a)	17,880	79		Albany Molecular Research Inc (a)	57,050	610
ImmunoGen Inc (a)	7,506	113		ARC Document Solutions Inc (a)	39,123	297
InterMune Inc (a)	8,247	110		Ascent Capital Group Inc (a)	15,948	1,141
Lexicon Pharmaceuticals Inc (a)	71,140	131		Avalon Holdings Corp (a)	3,917	22
Maxygen Inc (a),(b),(c)	45,495	1		Avis Budget Group Inc (a)	84,454	3,185
NPS Pharmaceuticals Inc (a)	8,582	307		Barrett Business Services Inc	4,295	337
Pacific Biosciences of California Inc (a)	91,105	653		Bridgepoint Education Inc (a)	14,762	256
Prothena Corp PLC (a)	5,602	173		Brink's Co/The	33,269	1,053
Rigel Pharmaceuticals Inc (a)	72,990	221		Cardtronics Inc (a)	4,460	172
RTI Surgical Inc (a)	46,809	145		Career Education Corp (a)	53,133	289
Spectrum Pharmaceuticals Inc (a)	15,387	129		Carriage Services Inc	21,009	450
		$4,456		CBIZ Inc (a)	85,629	736
				CDI Corp	36,616	627
Building Materials - 1.17%				Consolidated Graphics Inc (a)	10,035	650
Apogee Enterprises Inc	8,283	280		Convergys Corp	289,282	5,893
Boise Cascade Co (a)	2,740	83		Corinthian Colleges Inc (a)	57,378	84
Builders FirstSource Inc (a)	24,855	200		CRA International Inc (a)	14,068	265
Comfort Systems USA Inc	7,480	128		Cross Country Healthcare Inc (a)	49,638	536
Continental Materials Corp (a)	657	13
Gibraltar Industries Inc (a)	52,319	935		Deluxe Corp	4,414	214
				DeVry Education Group Inc	60,063	2,171
Griffon Corp	163,982	2,059		Edgewater Technology Inc (a)	10,657	57
Lennox International Inc	104,150	9,015		Education Management Corp (a)	1,845	13
Louisiana-Pacific Corp (a)	137,403	2,409
LSI Industries Inc	21,687	183		Electro Rent Corp	24,006	404
Nortek Inc (a)	5,247	395		Ennis Inc	55,915	809
				Franklin Covey Co (a)	5,696	109
PGT Inc (a)	8,198	88		FTI Consulting Inc (a)	73,847	2,737
Quanex Building Products Corp	14,745	279		Global Cash Access Holdings Inc (a)	54,871	465
Simpson Manufacturing Co Inc	9,271	302		Great Lakes Dredge & Dock Corp (a)	110,141	829
Universal Forest Products Inc	35,062	1,843		Green Dot Corp (a)	6,308	142
		$18,212		H&E Equipment Services Inc (a)	9,171	278
Chemicals - 0.93%				Hackett Group Inc/The	19,806	116
A Schulman Inc	54,550	1,853		Heidrick & Struggles International Inc	2,887	48
Aceto Corp	34,436	734		Hill International Inc (a)	12,237	56
American Pacific Corp (a)	4,299	200		Hudson Global Inc (a)	611	2
Axiall Corp	38,678	1,544		Huron Consulting Group Inc (a)	4,964	329
Cabot Corp	13,339	649		ICF International Inc (a)	219,171	7,377
Ferro Corp (a)	36,889	464		Intersections Inc	11,771	87

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Commercial Services (continued)				Computers (continued)
K12 Inc (a)	2,642	$58		Unisys Corp (a)	44,307	$1,519
KAR Auction Services Inc	383,625	10,672		VeriFone Systems Inc (a)	20,993	609
Kelly Services Inc	64,211	1,540		Xyratex Ltd	16,642	220
Kforce Inc	928	17				$26,899
Korn/Ferry International (a)	85,031	1,994
Landauer Inc	5,880	271		Consumer Products - 0.47%
				ACCO Brands Corp (a)	208,241	1,209
Lincoln Educational Services Corp	9,730	43
Live Nation Entertainment Inc (a)	179,567	3,819		Acme United Corp	996	15
Management Network Group Inc (a)	650	2		Central Garden and Pet Co (a)	27,553	178
				Central Garden and Pet Co - A Shares (a)	89,207	557
Matthews International Corp	20,813	885		Costa Inc (a)	1,000	21
McGrath RentCorp	75,537	2,766
Medifast Inc (a)	3,490	93		CSS Industries Inc	14,166	380
MoneyGram International Inc (a)	35,113	650		Helen of Troy Ltd (a)	71,444	3,932
Monster Worldwide Inc (a)	216,810	1,327		Kid Brands Inc (a)	17,331	17
Multi-Color Corp	10,663	383		Spectrum Brands Holdings Inc	12,720	957
National Research Corp (a)	2,287	34				$7,266
Navigant Consulting Inc (a)	99,508	1,748		Cosmetics & Personal Care - 0.27%
PDI Inc (a)	13,313	77		CCA Industries Inc	500	1
Perceptron Inc	7,593	117		Elizabeth Arden Inc (a)	138,853	3,765
PHH Corp (a)	133,922	3,251		Inter Parfums Inc	1,740	57
PRGX Global Inc (a)	11,034	73		Revlon Inc (a)	15,993	376
QC Holdings Inc	400	1				$4,199
Quad/Graphics Inc	34,113	783
RCM Technologies Inc (a)	13,071	88		Distribution & Wholesale - 0.68%
Rent-A-Center Inc/TX	157,577	3,930		ADDvantage Technologies Group Inc (a)	3,841	13
Resources Connection Inc	27,564	371		Core-Mark Holding Co Inc	15,972	1,208
RPX Corp (a)	6,853	111		Houston Wire & Cable Co	4,219	56
Sotheby's	3,190	153		Owens & Minor Inc	11,956	414
Spectrum Group International Inc (a)	8,050	20		ScanSource Inc (a)	33,486	1,257
StarTek Inc (a)	11,737	75		Speed Commerce Inc (a)	15,359	61
Steiner Leisure Ltd (a)	2,448	120		Titan Machinery Inc (a)	6,728	110
TeleTech Holdings Inc (a)	2,639	58		United Stationers Inc	26,323	1,091
Tree.com Inc (a)	5,970	194		WESCO International Inc (a)	77,175	6,402
Tufco Technologies Inc (a)	1,165	7				$10,612
United Rentals Inc (a)	88,825	7,189
Universal Security Instruments Inc (a)	1,000	5		Diversified Financial Services - 1.99%
				AeroCentury Corp (a)	423	7
Universal Technical Institute Inc	8,354	98		Aircastle Ltd	105,799	1,998
Valassis Communications Inc	9,460	322		Arlington Asset Investment Corp	6,167	162
Versar Inc (a)	8,300	41
				Asta Funding Inc (a)	11,856	97
Viad Corp	44,832	1,179		Atlanticus Holdings Corp (a)	16,062	47
Volt Information Sciences Inc (a)	19,580	196
				Calamos Asset Management Inc	54,923	630
		$86,009		California First National Bancorp	2,983	44
Computers - 1.73%				Cowen Group Inc (a)	164,909	673
Agilysys Inc (a)	34,512	452		Credit Acceptance Corp (a)	1,280	178
Astro-Med Inc	9,156	124		DFC Global Corp (a)	107,505	809
CACI International Inc (a)	66,301	4,907		Doral Financial Corp (a)	409	5
CIBER Inc (a)	221,184	858		Ellie Mae Inc (a)	85,500	2,232
Cray Inc (a)	4,233	125		Encore Capital Group Inc (a)	2,095	100
Dynamics Research Corp (a)	4,932	57		FBR & Co (a)	3,493	85
Electronics For Imaging Inc (a)	49,726	2,107		Federal Agricultural Mortgage Corp	25,451	780
Hutchinson Technology Inc (a)	7,912	30		First Marblehead Corp/The (a)	5,775	34
Imation Corp (a)	96,185	463		Gain Capital Holdings Inc	31,702	282
Insight Enterprises Inc (a)	97,905	2,066		GAMCO Investors Inc	2,960	239
Jack Henry & Associates Inc	113,500	6,331		GFI Group Inc	29,517	112
Key Tronic Corp (a)	16,991	178		Home Loan Servicing Solutions Ltd	18,089	371
Lexmark International Inc	45,080	1,767		Imperial Holdings Inc (a)	9,826	61
Maxwell Technologies Inc (a)	15,220	124		INTL. FCStone Inc (a)	33,732	595
Mentor Graphics Corp	23,148	481		Investment Technology Group Inc (a)	76,058	1,255
Mercury Systems Inc (a)	27,803	297		Janus Capital Group Inc	226,572	2,490
MTS Systems Corp	4,160	293		JGWPT Holdings Inc (a)	2,156	37
NCI Inc (a)	319	2		JMP Group Inc	17,066	127
PAR Technology Corp (a)	9,256	50		KCG Holdings Inc (a)	15,320	169
Planar Systems Inc (a)	24,121	61		LPL Financial Holdings Inc	213,650	11,437
Qualstar Corp (a)	4,617	5		Manning & Napier Inc	5,097	85
Quantum Corp (a)	80,552	101		Marlin Business Services Corp	13,319	338
Qumu Corp (a)	8,848	133		Medley Capital Corp	10,866	150
Radisys Corp (a)	15,105	43		MicroFinancial Inc	5,351	41
Spansion Inc (a)	94,751	1,421		Nelnet Inc	32,794	1,221
Super Micro Computer Inc (a)	18,195	374		NewStar Financial Inc (a)	59,499	936
Sykes Enterprises Inc (a)	81,143	1,701		Nicholas Financial Inc	3,735	59

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Diversified Financial Services (continued)				Electronics (continued)
Oppenheimer Holdings Inc	29,147	$684		GSI Group Inc (a)	21,958	$237
Piper Jaffray Cos (a)	23,710	931		Identive Group Inc (a)	7,796	8
Regional Management Corp (a)	994	33		II-VI Inc (a)	13,234	202
Silvercrest Asset Management Group Inc	1,746	28		IntriCon Corp (a)	448	2
Stifel Financial Corp (a)	15,829	715		Itron Inc (a)	14,878	601
SWS Group Inc (a)	3,300	25		Kemet Corp (a)	62,341	344
Walter Investment Management Corp (a)	18,470	570		LGL Group Inc/The (a)	410	2
WhiteHorse Finance Inc	2,645	39		LGL Group Inc/The - Warrants (a)	2,050	—
		$30,911		Measurement Specialties Inc (a)	663	37
				Methode Electronics Inc	16,366	551
Electric - 0.84%				Multi-Fineline Electronix Inc (a)	3,350	46
Allete Inc	10,621	531		Newport Corp (a)	33,149	601
Ameresco Inc (a)	3,589	35
				Park Electrochemical Corp	5,060	153
Atlantic Power Corp	4,948	13		Plexus Corp (a)	22,775	891
Avista Corp	26,234	756		Rofin-Sinar Technologies Inc (a)	23,392	540
Black Hills Corp	12,304	675		Rogers Corp (a)	6,139	372
Cleco Corp	25,060	1,224		Sanmina Corp (a)	209,953	3,511
Dynegy Inc (a)	23,649	482		Sparton Corp (a)	26,934	750
El Paso Electric Co	18,110	660		Stoneridge Inc (a)	6,709	76
Empire District Electric Co	16,907	388		Sypris Solutions Inc	37,183	111
Genie Energy Ltd (a)	9,956	100		Tech Data Corp (a)	52,509	2,831
IDACORP Inc	22,501	1,187		TTM Technologies Inc (a)	113,028	905
MGE Energy Inc	11,814	672		Viasystems Group Inc (a)	25,575	334
NorthWestern Corp	16,420	743		Vicon Industries Inc (a)	1,971	8
NRG Yield Inc	4,866	189		Video Display Corp (a)	300	1
Ormat Technologies Inc	40,446	997		Vishay Intertechnology Inc	234,392	3,183
Otter Tail Corp	7,828	218		Vishay Precision Group Inc (a)	25,640	365
Pike Corp (a)	41,971	442
				Watts Water Technologies Inc	38,670	2,167
PNM Resources Inc	40,423	997		Zagg Inc (a)	11,639	49
Portland General Electric Co	36,236	1,094		Zygo Corp (a)	13,377	188
Synthesis Energy Systems Inc (a)	7,503	8
UIL Holdings Corp	20,100	777				$27,198
UNS Energy Corp	13,820	827		Energy - Alternate Sources - 0.17%
		$13,015		Ascent Solar Technologies Inc (a)	41,633	29
Electrical Components & Equipment - 1.25%				FutureFuel Corp	7,246	118
Advanced Energy Industries Inc (a)	921	25		Green Plains Renewable Energy Inc	72,232	1,609
				Ocean Power Technologies Inc (a)	12,856	30
Belden Inc	11,360	735		Pattern Energy Group Inc	4,025	112
Encore Wire Corp	17,959	917		Renewable Energy Group Inc (a)	64,581	647
EnerSys Inc	17,357	1,181		REX American Resources Corp (a)	2,249	92
Generac Holdings Inc	7,690	370				$2,637
General Cable Corp	122,878	3,506
GrafTech International Ltd (a)	141,624	1,452		Engineering & Construction - 1.45%
Insteel Industries Inc	6,358	119		Aegion Corp (a)	70,770	1,452
Littelfuse Inc	106,724	9,552		Argan Inc	14,775	420
Magnetek Inc (a)	208	5		Dycom Industries Inc (a)	22,554	628
Orion Energy Systems Inc (a)	22,810	150		EMCOR Group Inc	35,338	1,502
Powell Industries Inc	2,296	141		Engility Holdings Inc (a)	26,310	1,008
PowerSecure International Inc (a)	11,590	224		ENGlobal Corp (a)	18,947	29
SunPower Corp (a)	28,752	930		Granite Construction Inc	34,985	1,164
Ultralife Corp (a)	14,398	60		Integrated Electrical Services Inc (a)	827	5
		$19,367		Layne Christensen Co (a)	30,895	524
				MasTec Inc (a)	302,225	10,862
Electronics - 1.75%				McDermott International Inc (a)	119,452	996
American Science & Engineering Inc	1,735	119		Mistras Group Inc (a)	14,120	330
Analogic Corp	10,328	988		MYR Group Inc (a)	5,154	129
AVX Corp	39,699	513		Orion Marine Group Inc (a)	29,753	333
Badger Meter Inc	3,630	185		Sterling Construction Co Inc (a)	13,551	147
Ballantyne Strong Inc (a)	13,019	62		Tutor Perini Corp (a)	124,736	2,819
Bel Fuse Inc	15,796	303		VSE Corp	5,002	221
Benchmark Electronics Inc (a)	74,879	1,702
Blonder Tongue Laboratories (a)	1,523	2				$22,569
Brady Corp	22,541	617		Entertainment - 0.67%
Checkpoint Systems Inc (a)	49,299	657		Carmike Cinemas Inc (a)	4,145	112
Coherent Inc (a)	1,392	93		Dover Downs Gaming & Entertainment Inc (a)	8,791	14
Control4 Corp (a)	1,020	23		Dover Motorsports Inc	3,447	8
CTS Corp	67,879	1,269		DreamWorks Animation SKG Inc (a)	77,971	2,631
CyberOptics Corp (a)	7,092	49		International Speedway Corp	57,116	1,917
Electro Scientific Industries Inc	40,490	439		Isle of Capri Casinos Inc (a)	26,581	254
ESCO Technologies Inc	26,887	938		Marriott Vacations Worldwide Corp (a)	59,750	2,861
FARO Technologies Inc (a)	581	30		National CineMedia Inc	28,230	527
Frequency Electronics Inc (a)	11,821	143		Penn National Gaming Inc (a)	2,527	30

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Entertainment (continued)				Healthcare - Products (continued)
Pinnacle Entertainment Inc (a)	2,043	$45		Alere Inc (a)	214,921	$8,146
Reading International Inc (a)	6,552	49		Allied Healthcare Products Inc (a)	5,732	14
Rick's Cabaret International Inc (a)	13,279	150		Alphatec Holdings Inc (a)	75,056	163
Scientific Games Corp (a)	52,939	745		AngioDynamics Inc (a)	57,936	922
Speedway Motorsports Inc	57,727	1,106		ArthroCare Corp (a)	1,774	81
		$10,449		BioTelemetry Inc (a)	22,176	162
				Chindex International Inc (a)	6,137	101
Environmental Control - 0.25%				CONMED Corp	67,937	2,850
Calgon Carbon Corp (a)	7,050	143
				CryoLife Inc	32,433	350
Ceco Environmental Corp	3,279	51		Cutera Inc (a)	25,335	241
Covanta Holding Corp	73,158	1,317		Daxor Corp	200	1
Darling International Inc (a)	82,696	1,617
Energy Recovery Inc (a)	2,164	9		Digirad Corp	15,358	54
				Exactech Inc (a)	2,887	64
Fuel Tech Inc (a)	2,200	15		Greatbatch Inc (a)	55,047	2,340
Metalico Inc (a)	25,796	47		Haemonetics Corp (a)	7,400	280
Tetra Tech Inc (a)	16,261	480		Hanger Inc (a)	15,430	521
TRC Cos Inc (a)	19,718	134
				Harvard Apparatus Regenerative Technology	2,302	9
		$3,813		Inc (a)
Food - 1.08%				ICU Medical Inc (a)	425	27
Amcon Distributing Co	191	16		Integra LifeSciences Holdings Corp (a)	206,770	9,606
Boulder Brands Inc (a)	49,476	709		Invacare Corp	60,118	1,214
Cal-Maine Foods Inc	848	43		Iridex Corp (a)	470	4
Chiquita Brands International Inc (a)	143,716	1,521		LeMaitre Vascular Inc	2,833	23
Diamond Foods Inc (a)	5,650	149		Medical Action Industries Inc (a)	21,653	161
Fresh Del Monte Produce Inc	145,882	3,860		Merit Medical Systems Inc (a)	52,944	760
Ingles Markets Inc	21,033	572		Misonix Inc (a)	11,445	59
John B Sanfilippo & Son Inc	20,695	479		Natus Medical Inc (a)	23,825	617
Pilgrim's Pride Corp (a)	8,317	139		NuVasive Inc (a)	8,380	314
Post Holdings Inc (a)	83,929	4,492		OraSure Technologies Inc (a)	21,395	126
Seaboard Corp (a)	67	171		Orthofix International NV (a)	17,731	364
Seneca Foods Corp - Class A (a)	25,281	734		PhotoMedex Inc (a),(b)	3,642	51
Seneca Foods Corp - Class B (a)	39	1		PhotoMedex Inc - Warrants (a),(b),(c)	430	—
Snyders-Lance Inc	10,351	277		Rockwell Medical Inc (a)	12,963	133
Spartan Stores Inc	57,611	1,301		Symmetry Medical Inc (a)	81,515	792
SUPERVALU Inc (a)	153,358	887		Teleflex Inc	96,703	9,055
Tootsie Roll Industries Inc	562	17		Tornier NV (a)	6,383	116
TreeHouse Foods Inc (a)	13,165	867		West Pharmaceutical Services Inc	4,390	208
Weis Markets Inc	9,917	489		Wright Medical Group Inc (a)	9,736	296
		$16,724				$41,188

Forest Products & Paper - 0.83%				Healthcare - Services - 2.15%
Clearwater Paper Corp (a)	106,764	6,081		Addus HomeCare Corp (a)	15,794	373
Domtar Corp	8,107	871		Alliance HealthCare Services Inc (a)	1,144	33
Mercer International Inc (a)	49,723	464		Almost Family Inc (a)	6,685	203
Neenah Paper Inc	6,461	280		Amedisys Inc (a)	63,115	953
Orchids Paper Products Co	299	9		American Shared Hospital Services (a)	2,738	8
PH Glatfelter Co	84,728	2,626		Amsurg Corp (a)	65,436	2,731
Resolute Forest Products Inc (a)	112,067	2,163		Capital Senior Living Corp (a)	17,200	386
Schweitzer-Mauduit International Inc	3,347	154		Community Health Systems Inc (a)	195,600	8,100
Xerium Technologies Inc (a)	13,570	228		Ensign Group Inc/The	368	15
		$12,876		Five Star Quality Care Inc (a)	67,009	364
				Gentiva Health Services Inc (a)	57,012	648
Gas - 0.80%				Health Net Inc/CA (a)	9,549	314
Atmos Energy Corp	144,575	6,941		HealthSouth Corp	14,275	444
Chesapeake Utilities Corp	4,417	260		Healthways Inc (a)	46,025	705
Laclede Group Inc/The	9,177	421		Kindred Healthcare Inc	138,203	2,617
New Jersey Resources Corp	28,547	1,302		LHC Group Inc (a)	27,299	627
Northwest Natural Gas Co	15,758	655		LifePoint Hospitals Inc (a)	133,523	7,078
Piedmont Natural Gas Co Inc	16,539	546		Magellan Health Services Inc (a)	37,765	2,260
South Jersey Industries Inc	5,576	297		Medcath Corp (a),(b),(c)	31,637	43
Southwest Gas Corp	24,168	1,299		National Healthcare Corp	3,526	183
WGL Holdings Inc	19,265	728		Select Medical Holdings Corp	153,304	1,656
		$12,449		Skilled Healthcare Group Inc (a)	3,602	16
				SunLink Health Systems Inc (a)	4,000	5
Hand & Machine Tools - 0.02%				Triple-S Management Corp (a)	75,831	1,353
Hardinge Inc	17,343	239		Universal American Corp/NY	157,103	1,108
LS Starrett Co/The	5,475	87		WellCare Health Plans Inc (a)	16,909	1,101
P&F Industries Inc (a)	1,773	13
		$339				$33,324

Healthcare - Products - 2.65%				Holding Companies - Diversified - 0.09%
				Harbinger Group Inc (a)	72,186	858
Affymetrix Inc (a)	102,581	963

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Holding Companies - Diversified (continued)				Insurance (continued)
Horizon Pharma Inc (a)	9,799	$97		Hilltop Holdings Inc (a)	91,017	$2,165
National Bank Holdings Corp	11,217	218		Horace Mann Educators Corp	99,428	2,773
Resource America Inc	16,861	148		Independence Holding Co	17,439	223
		$1,321		Infinity Property & Casualty Corp	8,344	590
Home Builders - 0.29%				Investors Title Co	1,865	149
AMREP Corp (a)	1,174	9		Kansas City Life Insurance Co	1,549	73
Cavco Industries Inc (a)	268	21		Kemper Corp	89,879	3,303
LGI Homes Inc (a)	1,556	27		Maiden Holdings Ltd	503,938	5,533
				MBIA Inc (a)	231,230	2,530
M/I Homes Inc (a)	23,649	581
				Meadowbrook Insurance Group Inc	38,289	232
MDC Holdings Inc	31,448	972		MGIC Investment Corp (a)	81,703	694
Nobility Homes Inc (a)	110	1
Orleans Homebuilders Inc (a),(b),(c)	7,702	—		Montpelier Re Holdings Ltd ADR	177,997	4,961
Skyline Group Inc/The	56,000	2,500		National Interstate Corp	1,893	43
Ryland Corp (a)	4,473	29		National Security Group Inc	369	3
Standard Pacific Corp (a)	36,114	318		National Western Life Insurance Co	6,306	1,376
				Navigators Group Inc/The (a)	25,882	1,544
WCI Communities Inc (a)	1,143	21
				OneBeacon Insurance Group Ltd	2,521	35
		$4,479		Phoenix Cos Inc/The (a)	13,187	621
Home Furnishings - 1.05%				Platinum Underwriters Holdings Ltd	171,863	9,769
American Woodmark Corp (a)	2,780	98		Primerica Inc	31,805	1,340
Bassett Furniture Industries Inc	15,776	222		Radian Group Inc	26,972	401
Cobra Electronics Corp (a)	6,755	22		RLI Corp	10,474	436
Daktronics Inc	11,366	166		Safety Insurance Group Inc	16,576	897
Emerson Radio Corp (a)	4,358	9		Security National Financial Corp (a)	852	4
Ethan Allen Interiors Inc	1,324	33		Selective Insurance Group Inc	113,715	2,674
Flexsteel Industries Inc	11,476	354		StanCorp Financial Group Inc	43,204	2,776
Harman International Industries Inc	113,275	11,716		State Auto Financial Corp	39,340	755
Hooker Furniture Corp	17,082	259		Stewart Information Services Corp	39,834	1,295
Kimball International Inc	55,625	827		Symetra Financial Corp	161,522	3,093
La-Z-Boy Inc	42,414	1,142		Third Point Reinsurance Ltd (a)	7,057	113
Select Comfort Corp (a)	1,263	21		Tower Group International Ltd	38,011	95
Skullcandy Inc (a)	22,648	165		Unico American Corp (a)	5,796	75
Stanley Furniture Co Inc (a)	8,033	31		United Fire Group Inc	50,102	1,257
TiVo Inc (a)	16,648	206		Universal Insurance Holdings Inc	43,914	489
Universal Electronics Inc (a)	8,614	308				$121,453
VOXX International Corp (a)	51,501	687
				Internet - 0.82%
		$16,266		1-800-Flowers.com Inc (a)	23,495	118
Housewares - 0.05%				Bankrate Inc (a)	11,371	189
Libbey Inc (a)	24,560	529		Blucora Inc (a)	59,207	1,516
Lifetime Brands Inc	16,849	260		Boingo Wireless Inc (a)	7,025	43
		$789		BroadSoft Inc (a)	139,925	4,283
				BroadVision Inc (a)	2,600	30
Insurance - 7.82%				CyrusOne Inc	15,690	339
Ambac Financial Group Inc (a)	7,658	180		ePlus Inc (a)	11,659	629
American Equity Investment Life Holding Co	399,004	8,758		FAB Universal Corp (a),(b),(c)	1,255	4
American Independence Corp (a)	1,020	11		FTD Cos Inc (a)	34,644	1,074
American National Insurance Co	1,810	188		Global Sources Ltd (a)	6,016	40
Amerisafe Inc	4,435	184		Hollywood Media Corp (a)	2,661	4
Amtrust Financial Services Inc	3,955	128		ICG Group Inc (a)	8,948	170
Argo Group International Holdings Ltd	71,970	3,238		IntraLinks Holdings Inc (a)	88,185	933
Aspen Insurance Holdings Ltd	262,950	10,229		iPass Inc (a)	8,771	15
Atlantic American Corp	7,236	29		Limelight Networks Inc (a)	22,580	43
Baldwin & Lyons Inc	15,061	376		magicJack VocalTec Ltd (a)	2,315	34
CNO Financial Group Inc	978,878	16,582		ModusLink Global Solutions Inc (a)	45,237	233
Crawford & Co	14,018	113		PC-Tel Inc	6,844	56
Donegal Group Inc	19,501	285		Perficient Inc (a)	19,140	393
EMC Insurance Group Inc	14,697	404		QuinStreet Inc (a)	26,895	222
Employers Holdings Inc	3,527	87		RealNetworks Inc (a)	33,482	244
Endurance Specialty Holdings Ltd	67,430	3,533		Reis Inc (a)	12,210	217
Enstar Group Ltd (a)	1,518	188		Responsys Inc (a)	1,067	29
FBL Financial Group Inc	60,226	2,327		RetailMeNot Inc (a)	949	34
Federated National Holding Co	6,341	84		Safeguard Scientifics Inc (a)	24,337	446
First Acceptance Corp (a)	19,254	50		Shutterstock Inc (a)	873	70
First American Financial Corp	216,849	5,621		support.com Inc (a)	7,801	21
Fortegra Financial Corp (a)	2,506	18		TeleCommunication Systems Inc (a)	87,235	198
Global Indemnity PLC (a)	18,376	450		TheStreet Inc	29,207	79
Greenlight Capital Re Ltd (a)	43,315	1,391		United Online Inc	31,603	383
Hallmark Financial Services Inc (a)	24,210	213		VASCO Data Security International Inc (a)	6,685	50
Hanover Insurance Group Inc/The	59,529	3,306		Vocus Inc (a)	6,230	76
HCC Insurance Holdings Inc	260,148	11,163

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Internet (continued)				Machinery - Diversified (continued)
Zynga Inc (a)	132,527	$583		Gencor Industries Inc (a)	2,453	$22
		$12,798		Gerber Scientific Inc (a),(b),(c)	56,637	—
				Global Power Equipment Group Inc	8,347	149
Investment Companies - 1.52%				Gorman-Rupp Co/The	2,041	65
Apollo Investment Corp	49,208	415		Hurco Cos Inc	16,138	418
Ares Capital Corp	768,950	13,618		Intevac Inc (a)	9,948	74
BlackRock Kelso Capital Corp	17,971	167		Kadant Inc	20,155	725
Capital Southwest Corp	21,909	749		Key Technology Inc (a)	1,200	15
Fifth Street Finance Corp	33,228	313		NACCO Industries Inc	9,703	573
Gladstone Capital Corp	7,978	79		Tecumseh Products Co (a)	22,494	189
Golub Capital BDC Inc	9,062	166		Tennant Co	8,187	525
Main Street Capital Corp	8,922	302		Twin Disc Inc	5,676	134
MCG Capital Corp	188,375	842				$11,254
Medallion Financial Corp	25,438	339
MVC Capital Inc	8,896	127		Media - 0.71%
New Mountain Finance Corp	10,497	155		AH Belo Corp	32,713	262
PennantPark Floating Rate Capital Ltd	5,658	79		Beasley Broadcasting Group Inc	7,153	65
PennantPark Investment Corp	15,755	178		Cambium Learning Group Inc (a)	12,732	24
Prospect Capital Corp	69,445	755		Central European Media Enterprises Ltd (a)	22,533	67
Solar Capital Ltd	9,735	215		Courier Corp	13,933	220
Stellus Capital Investment Corp	4,561	67		Crown Media Holdings Inc (a)	9,789	30
TCP Capital Corp	272,384	4,718		Cumulus Media Inc (a)	134,518	900
TICC Capital Corp	12,515	127		Daily Journal Corp (a)	364	58
Triangle Capital Corp	6,659	180		Demand Media Inc (a)	23,743	137
		$23,591		Digital Generation Inc (a)	40,252	544
				Dolan Co/The (a)	19,907	4
Iron & Steel - 0.87%				Entercom Communications Corp (a)	31,347	296
AK Steel Holding Corp (a)	29,350	208		EW Scripps Co (a)	90,956	1,674
Commercial Metals Co	208,640	3,977		Gray Television Inc (a)	131,988	1,501
Friedman Industries Inc	7,610	63		Here Media Inc (a),(b),(c)	3,700	—
Reliance Steel & Aluminum Co	105,950	7,411		Here Media Inc - Special Shares (a),(c)	3,700	—
Schnitzer Steel Industries Inc	46,072	1,217		Houghton Mifflin Harcourt Co (a)	2,586	50
Shiloh Industries Inc (a)	31,607	477		Journal Communications Inc (a)	103,494	825
Universal Stainless & Alloy Products Inc (a)	7,119	226		LIN Media LLC (a)	8,565	212
		$13,579		McClatchy Co/The (a)	77,144	351
Leisure Products & Services - 0.17%				Media General Inc (a)	26,945	480
Ambassadors Group Inc	2,629	13		Meredith Corp	9,015	413
Black Diamond Inc (a)	1,479	16		New York Times Co/The	43,045	608
Brunswick Corp/DE	18,428	764		Radio One Inc (a)	27,800	153
Callaway Golf Co	132,628	1,084		Saga Communications Inc	5,788	286
ClubCorp Holdings Inc	4,279	77		Salem Communications Corp	18,318	158
Escalade Inc	1,608	19		Scholastic Corp	50,098	1,653
Fox Factory Holding Corp (a)	1,913	31		Spanish Broadcasting System Inc (a)	1,921	8
Johnson Outdoors Inc	12,621	300				$10,979
Life Time Fitness Inc (a)	5,904	243
				Metal Fabrication & Hardware - 0.77%
Town Sports International Holdings Inc	9,441	103		AM Castle & Co (a)	35,449	486
		$2,650		Ampco-Pittsburgh Corp	11,359	202
Lodging - 0.32%				Chicago Rivet & Machine Co	1,070	45
Boyd Gaming Corp (a)	57,334	605		CIRCOR International Inc	8,524	614
Caesars Entertainment Corp (a)	8,847	195		Dynamic Materials Corp	5,236	114
Full House Resorts Inc (a)	9,522	23		Eastern Co/The	2,538	39
Marcus Corp/The	36,125	472		Furmanite Corp (a)	24,910	291
Monarch Casino & Resort Inc (a)	2,542	49		Haynes International Inc	2,646	135
MTR Gaming Group Inc (a)	18,997	98		Lawson Products Inc/DE (a)	9,612	137
Orient-Express Hotels Ltd (a)	234,626	3,322		LB Foster Co	9,733	419
Red Lion Hotels Corp (a)	31,701	184		Mueller Water Products Inc - Class A	195,199	1,695
		$4,948		NN Inc	11,540	204
				Northwest Pipe Co (a)	18,643	654
Machinery - Construction & Mining - 0.07%				Olympic Steel Inc	16,438	455
Astec Industries Inc	16,063	597		Rexnord Corp (a)	169,125	4,394
Hyster-Yale Materials Handling Inc	6,514	559		RTI International Metals Inc (a)	65,716	2,045
		$1,156				$11,929

Machinery - Diversified - 0.72%				Mining - 0.85%
Alamo Group Inc	22,958	1,154		Allied Nevada Gold Corp (a)	44,740	220
Albany International Corp	18,013	622		AMCOL International Corp	4,526	154
Applied Industrial Technologies Inc	1,250	63		Century Aluminum Co (a)	157,277	1,835
Briggs & Stratton Corp	109,284	2,302		Charles & Colvard Ltd (a)	8,589	34
Columbus McKinnon Corp/NY (a)	6,438	159		Coeur Mining Inc (a)	119,803	1,216
DXP Enterprises Inc (a)	41,675	4,002		Globe Specialty Metals Inc	163,188	2,853
Flow International Corp (a)	15,625	63		Golden Minerals Co (a)	2,598	2

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Mining (continued)				Oil & Gas (continued)
Hecla Mining Co	108,114	$327		Halcon Resources Corp (a)	94,217	$317
Horsehead Holding Corp (a)	77,488	1,187		Harvest Natural Resources Inc (a)	59,132	260
Kaiser Aluminum Corp	36,958	2,580		Hercules Offshore Inc (a)	335,842	1,673
Materion Corp	19,206	511		HKN Inc (a)	223	17
McEwen Mining Inc (a)	33,401	87		Jones Energy Inc (a)	2,600	41
Molycorp Inc (a)	32,462	157		LinnCo LLC	19,605	631
Noranda Aluminum Holding Corp	14,110	46		Magnum Hunter Resources Corp (a)	118,632	991
Stillwater Mining Co (a)	162,059	2,032		Magnum Hunter Resources Corp - Warrants	11,862	—
USEC Inc (a)	4,707	21		(a),(b),(c)
		$13,262		Matador Resources Co (a)	25,681	499
				Midstates Petroleum Co Inc (a)	1,856	9
Miscellaneous Manufacturing - 1.69%				Miller Energy Resources Inc (a)	23,075	182
Actuant Corp	268,993	9,205		Northern Oil and Gas Inc (a)	85,454	1,242
American Railcar Industries Inc	10,726	525		Oasis Petroleum Inc (a)	269,550	11,270
AO Smith Corp	11,960	565		Pacific Drilling SA (a)	47,085	473
AZZ Inc	4,850	203		Parker Drilling Co (a)	348,086	2,590
Barnes Group Inc	35,347	1,323		PDC Energy Inc (a)	48,405	2,413
Blount International Inc (a)	32,500	417		Penn Virginia Corp (a)	148,978	1,786
Chase Corp	1,748	55		PetroQuest Energy Inc (a)	32,872	127
Core Molding Technologies Inc (a)	9,787	120		Resolute Energy Corp (a)	16,564	132
EnPro Industries Inc (a)	2,620	190		Sanchez Energy Corp (a)	7,699	212
Fabrinet (a)	6,862	127		SandRidge Energy Inc (a)	38,387	236
Federal Signal Corp (a)	89,651	1,105		Stone Energy Corp (a)	125,326	3,879
FreightCar America Inc	16,351	375		Swift Energy Co (a)	55,139	682
Hillenbrand Inc	308,845	8,360		Triangle Petroleum Corp (a)	62,492	476
Lydall Inc (a)	39,742	702		Unit Corp (a)	66,929	3,344
MFRI Inc (a)	8,842	128		Vaalco Energy Inc (a)	99,009	596
Movado Group Inc	31,846	1,203		W&T Offshore Inc	22,773	326
Myers Industries Inc	27,967	535		Warren Resources Inc (a)	88,955	300
NL Industries Inc	7,880	87		Western Refining Inc	6,057	237
Park-Ohio Holdings Corp (a)	4,070	195
PMFG Inc (a)	2,306	17				$56,553
Servotronics Inc	788	6		Oil & Gas Services - 2.78%
Standex International Corp	5,921	337		Basic Energy Services Inc (a)	63,326	1,085
STR Holdings Inc (a)	3,900	6		Bolt Technology Corp	3,222	70
Synalloy Corp	2,162	33		C&J Energy Services Inc (a)	17,561	410
Tredegar Corp	8,805	218		Cal Dive International Inc (a)	82,584	135
Trinity Industries Inc	4,835	282		CARBO Ceramics Inc	2,740	315
		$26,319		Dawson Geophysical Co	18,704	605
				Exterran Holdings Inc (a)	166,853	5,797
Office Furnishings - 0.11%				Forbes Energy Services Ltd (a)	2,442	8
HNI Corp	947	32		Forum Energy Technologies Inc (a)	348,237	8,748
Interface Inc	9,360	196		Global Geophysical Services Inc (a)	61,372	90
Kewaunee Scientific Corp	3,601	60		Gulf Island Fabrication Inc	16,596	336
Knoll Inc	34,513	573		Helix Energy Solutions Group Inc (a)	258,681	5,275
Steelcase Inc	51,234	757		Hornbeck Offshore Services Inc (a)	79,659	3,402
Virco Manufacturing Corp (a)	4,847	13		ION Geophysical Corp (a)	117,221	355
		$1,631		Key Energy Services Inc (a)	220,189	1,606
Oil & Gas - 3.64%				Matrix Service Co (a)	5,443	143
Adams Resources & Energy Inc	1,803	120		Mitcham Industries Inc (a)	17,706	268
Alon USA Energy Inc	68,406	1,074		Natural Gas Services Group Inc (a)	25,022	724
Apco Oil and Gas International Inc (a)	2,913	41		Newpark Resources Inc (a)	108,858	1,237
Approach Resources Inc (a)	8,004	161		Pioneer Energy Services Corp (a)	109,105	915
Atwood Oceanics Inc (a)	172,475	8,175		SEACOR Holdings Inc (a)	45,192	3,804
Barnwell Industries Inc (a)	2,755	8		Steel Excel Inc (a)	16,164	477
Bill Barrett Corp (a)	66,854	1,873		Tesco Corp (a)	47,974	1,013
Black Ridge Oil and Gas Inc (a)	6,777	4		Tetra Technologies Inc (a)	93,589	965
BPZ Resources Inc (a)	77,508	155		Thermon Group Holdings Inc (a)	178,375	4,830
Callon Petroleum Co (a)	79,660	538		Willbros Group Inc (a)	71,862	600
Carrizo Oil & Gas Inc (a)	2,570	106				$43,213
Clayton Williams Energy Inc (a)	7,640	527
				Packaging & Containers - 1.96%
Comstock Resources Inc	112,163	1,924		Berry Plastics Group Inc (a)	7,480	167
Contango Oil & Gas Co (a)	8,488	356		Graphic Packaging Holding Co (a)	1,367,802	12,994
Delek US Holdings Inc	51,499	1,561		Packaging Corp of America	116,718	7,540
Double Eagle Petroleum Co	684	1		Silgan Holdings Inc	209,776	9,614
Emerald Oil Inc (a)	21,451	165		UFP Technologies Inc (a)	2,065	53
Energy XXI Bermuda Ltd	115,953	2,661				$30,368
EPL Oil & Gas Inc (a)	54,784	1,472
Equal Energy Ltd	13,477	71		Pharmaceuticals - 0.48%
Forest Oil Corp (a)	202,411	617		Anika Therapeutics Inc (a)	12,413	413
Gastar Exploration Inc (a)	368	2		Aratana Therapeutics Inc (a)	6,870	148

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Pharmaceuticals (continued)				REITS (continued)
BioScrip Inc (a)	32,921	$280		DCT Industrial Trust Inc	112,417	$809
Cornerstone Therapeutics Inc (a)	3,356	32		DiamondRock Hospitality Co	132,448	1,534
Derma Sciences Inc (a)	5,193	68		DuPont Fabros Technology Inc	9,122	237
Hi-Tech Pharmacal Co Inc (a)	5,934	257		Dynex Capital Inc	72,961	588
Impax Laboratories Inc (a)	24,938	577		EastGroup Properties Inc	2,823	168
Lannett Co Inc (a)	14,785	522		Education Realty Trust Inc	38,261	345
Natural Alternatives International Inc (a)	3,359	18		Empire State Realty Trust Inc	14,696	215
Nature's Sunshine Products Inc	4,128	67		EPR Properties	19,126	977
Nektar Therapeutics (a)	6,280	85		Equity One Inc	45,010	1,020
Nutraceutical International Corp (a)	8,001	200		Excel Trust Inc	425,182	4,852
Omega Protein Corp (a)	66,503	674		FelCor Lodging Trust Inc	155,187	1,266
PharMerica Corp (a)	73,592	1,792		First Industrial Realty Trust Inc	29,972	514
Prestige Brands Holdings Inc (a)	53,108	1,607		First Potomac Realty Trust	21,960	286
Sciclone Pharmaceuticals Inc (a)	28,746	135		Franklin Street Properties Corp	24,845	298
Sucampo Pharmaceuticals Inc (a)	8,302	69		Geo Group Inc/The	20,685	692
Targacept Inc (a)	83,057	365		Getty Realty Corp	6,629	126
XenoPort Inc (a)	13,560	78		Gladstone Commercial Corp	5,401	101
		$7,387		Glimcher Realty Trust	32,590	279
				Government Properties Income Trust	17,875	441
Pipelines - 0.00%				Healthcare Realty Trust Inc	15,246	349
SemGroup Corp	1,115	69		Hersha Hospitality Trust	1,333,447	7,241
				Highwoods Properties Inc	120,368	4,471
Private Equity - 0.03%				Hudson Pacific Properties Inc	9,485	206
Fidus Investment Corp	5,272	110		Invesco Mortgage Capital Inc	36,584	574
Gladstone Investment Corp	10,051	82		Investors Real Estate Trust	61,987	539
Harris & Harris Group Inc (a)	29,657	89		iStar Financial Inc (a)	57,535	887
Hercules Technology Growth Capital Inc	15,144	240		Kite Realty Group Trust	82,299	530
		$521		LaSalle Hotel Properties	27,573	848
				Lexington Realty Trust	44,055	476
Publicly Traded Investment Fund - 0.01%				LTC Properties Inc	1,762	67
Capitala Finance Corp	1,309	26		Medical Properties Trust Inc	42,850	569
THL Credit Inc	8,231	130		Monmouth Real Estate Investment Corp	16,328	151
		$156		New Residential Investment Corp	115,745	735
Real Estate - 0.23%				NorthStar Realty Finance Corp	91,864	1,340
Alexander & Baldwin Inc	53,702	2,100		Parkway Properties Inc/Md	15,314	271
AV Homes Inc (a)	10,600	199		Pebblebrook Hotel Trust	16,060	484
California Coastal Communities Inc (a),(b),(c)	9,672	—		Pennsylvania Real Estate Investment Trust	14,885	278
Consolidated-Tomoka Land Co	2,249	79		PennyMac Mortgage Investment Trust	15,200	358
Forestar Group Inc (a)	21,532	431		Physicians Realty Trust	14,120	175
HFF Inc	13,204	390		Potlatch Corp	24,070	963
Kennedy-Wilson Holdings Inc	13,229	318		PS Business Parks Inc	2,550	200
Stratus Properties Inc (a)	2,638	46		RAIT Financial Trust	14,898	126
Transcontinental Realty Investors Inc (a)	100	1		Ramco-Gershenson Properties Trust	24,309	389
		$3,564		Redwood Trust Inc	17,758	332
				Resource Capital Corp	59,124	349
REITS - 3.64%				Retail Opportunity Investments Corp	18,335	265
Acadia Realty Trust	11,931	304		RLJ Lodging Trust	47,122	1,178
AG Mortgage Investment Trust Inc	33,680	559		Rouse Properties Inc	4,908	86
Agree Realty Corp	5,860	168		Ryman Hospitality Properties Inc	4,016	166
Altisource Residential Corp	30,800	924		Sabra Health Care REIT Inc	28,750	831
American Assets Trust Inc	21,420	717		Select Income REIT	5,884	162
American Capital Mortgage Investment Corp	25,248	493		Sovran Self Storage Inc	4,332	294
American Realty Capital Properties Inc	27,503	381		STAG Industrial Inc	10,919	234
AmREIT Inc	7,501	122		Strategic Hotels & Resorts Inc (a)	50,223	468
Anworth Mortgage Asset Corp	163,693	768		Summit Hotel Properties Inc	32,397	289
Apollo Commercial Real Estate Finance Inc	9,781	165		Sunstone Hotel Investors Inc	48,500	622
Apollo Residential Mortgage Inc	22,026	356		Terreno Realty Corp	9,631	166
Armada Hoffler Properties Inc	13,930	127		Universal Health Realty Income Trust	8,304	352
ARMOUR Residential REIT Inc	168,530	693		Urstadt Biddle Properties Inc	2,175	41
Ashford Hospitality Trust Inc	16,038	151		Washington Real Estate Investment Trust	53,188	1,240
Associated Estates Realty Corp	15,024	240		Whitestone REIT	8,222	112
Campus Crest Communities Inc	18,361	162		Winthrop Realty Trust	11,449	131
Capstead Mortgage Corp	99,605	1,257				$56,526
Cedar Realty Trust Inc	15,828	100
Chambers Street Properties	51,150	396		Retail - 6.63%
Chatham Lodging Trust	8,625	180		Abercrombie & Fitch Co	139,894	4,950
				ALCO Stores Inc (a)	5,911	54
Chesapeake Lodging Trust	12,676	309		ANN Inc (a)	11,080	358
Colony Financial Inc	20,284	450		Asbury Automotive Group Inc (a)	1,404	66
Cousins Properties Inc	36,793	396		Barnes & Noble Inc (a)	22,611	305
CubeSmart	63,993	1,054		Biglari Holdings Inc (a)	2,170	949
CYS Investments Inc	222,435	1,761
See accompanying notes				274

Schedule of Investments
SmallCap Value Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Retail (continued)				Retail (continued)
Bob Evans Farms Inc	47,272	$2,374		Wendy's Co/The	526,676	$4,777
Body Central Corp (a)	3,905	13		West Marine Inc (a)	40,254	526
Books-A-Million Inc (a)	13,331	31		Wet Seal Inc/The (a)	49,013	117
Brown Shoe Co Inc	48,376	1,145		Zale Corp (a)	62,675	948
Build-A-Bear Workshop Inc (a)	27,481	240				$103,031
Burlington Stores Inc (a)	2,690	69
Cache Inc (a)	23,972	121		Savings & Loans - 1.68%
Cash America International Inc	20,088	738		Ameriana Bancorp	2,687	37
Cato Corp/The	5,369	150		Astoria Financial Corp	294,431	3,898
				Atlantic Coast Financial Corp (a)	210	1
CEC Entertainment Inc	6,140	331		B of I Holding Inc (a)	105	9
Chico's FAS Inc	421,425	6,996
Children's Place Retail Stores Inc/The (a)	11,910	627		Banc of California Inc	6,495	83
Christopher & Banks Corp (a)	18,860	135		Bank Mutual Corp	52,796	361
Citi Trends Inc (a)	23,080	370		BankFinancial Corp	23,353	212
Coast Distribution System Inc/The (a)	2,597	9		BBX Capital Corp (a)	6,468	95
Conn's Inc (a)	40,773	2,475		BCSB Bancorp Inc (a)	327	8
Del Frisco's Restaurant Group Inc (a)	2,273	52		Beneficial Mutual Bancorp Inc (a)	44,080	524
dELiA*s Inc (a)	4,590	3		Berkshire Hills Bancorp Inc	32,201	788
Denny's Corp (a)	105,981	727		Brookline Bancorp Inc	104,533	930
				Camco Financial Corp (a)	7,465	48
Destination Maternity Corp	522	14
Destination XL Group Inc (a)	468	2		Cape Bancorp Inc	3,780	38
DineEquity Inc	1,916	149		Capitol Federal Financial Inc	158,093	1,892
Ezcorp Inc (a)	66,866	734		Charter Financial Corp/MD	8,762	94
Fifth & Pacific Cos Inc (a)	26,158	751		Chicopee Bancorp Inc	1,061	18
Finish Line Inc/The	20,691	531		Citizens Community Bancorp Inc/WI	2,250	18
First Cash Financial Services Inc (a)	110,151	5,413		Dime Community Bancshares Inc	17,536	286
Fred's Inc	78,524	1,372		Eagle Bancorp Montana Inc	111	1
Frisch's Restaurants Inc	4,000	101		ESB Financial Corp	4,728	61
Gaiam Inc (a)	15,945	108		ESSA Bancorp Inc	12,783	144
Genesco Inc (a)	5,398	379		EverBank Financial Corp	17,621	314
GNC Holdings Inc	156,300	7,988		First Defiance Financial Corp	13,755	354
				First Federal Bancshares of Arkansas Inc (a)	356	3
Group 1 Automotive Inc	172,344	10,536
Hastings Entertainment Inc/United States (a)	1,165	2		First Financial Northwest Inc	18,973	196
				Flagstar Bancorp Inc (a)	47,479	991
Haverty Furniture Cos Inc	27,209	757
hhgregg Inc (a)	15,474	128		Flushing Financial Corp	51,241	1,052
Jack in the Box Inc (a)	168,342	8,513		Fox Chase Bancorp Inc	15,797	270
Jos A Bank Clothiers Inc (a)	5,960	335		Hampden Bancorp Inc	695	11
Kirkland's Inc (a)	5,621	106		Heritage Financial Group Inc	1,494	30
Lithia Motors Inc	13,790	776		HF Financial Corp	8,101	107
Luby's Inc (a)	28,408	185		Hingham Institution for Savings	437	34
MarineMax Inc (a)	40,337	595		HMN Financial Inc (a)	2,080	23
				Home Bancorp Inc (a)	3,409	69
Men's Wearhouse Inc	207,264	9,957
New York & Co Inc (a)	8,783	40		Home Federal Bancorp Inc/Idaho	10,981	159
Noodles & Co (a)	544	20		HomeStreet Inc	2,340	42
Office Depot Inc (a)	210,333	1,029		HomeTrust Bancshares Inc (a)	7,960	126
Pacific Sunwear of California Inc (a)	78,043	225		HopFed Bancorp Inc	3,929	45
Pantry Inc/The (a)	69,696	1,018		Investors Bancorp Inc	11,619	295
PC Connection Inc	39,335	804		LSB Financial Corp/IN	514	15
PCM Inc (a)	21,523	215		Magyar Bancorp Inc (a)	400	3
				Meridian Interstate Bancorp Inc (a)	2,999	71
Penske Automotive Group Inc	77,033	3,306
Pep Boys-Manny Moe & Jack/The (a)	121,125	1,447		Meta Financial Group Inc	5,504	222
Perfumania Holdings Inc (a)	3,407	22		MutualFirst Financial Inc	4,337	82
RadioShack Corp (a)	8,200	20		NASB Financial Inc	1,653	44
Red Robin Gourmet Burgers Inc (a)	670	43		Naugatuck Valley Financial Corp (a)	279	2
Regis Corp	112,272	1,385		New Hampshire Thrift Bancshares Inc	1,896	28
Rite Aid Corp (a)	1,590,105	8,825		Northeast Community Bancorp Inc	2,697	20
Roundy's Inc	11,414	97		Northfield Bancorp Inc/NJ	35,301	439
Ruby Tuesday Inc (a)	135,661	760		Northwest Bancshares Inc	182,298	2,563
Rush Enterprises Inc - Class A (a)	58,138	1,606		Ocean Shore Holding Co	2,036	28
Rush Enterprises Inc - Class B (a)	11,863	278		OceanFirst Financial Corp	5,305	94
Shoe Carnival Inc	25,154	621		Oritani Financial Corp	7,691	121
				Pacific Premier Bancorp Inc (a)	7,200	114
Sonic Automotive Inc	10,652	239
Sonic Corp (a)	19,038	339		Provident Financial Holdings Inc	14,218	214
Sport Chalet Inc - Class A (a)	5,105	6		Provident Financial Services Inc	172,675	2,992
Sport Chalet Inc - Class B (a)	717	1		Pulaski Financial Corp	3,491	36
				Riverview Bancorp Inc (a)	28,105	88
Stage Stores Inc	29,721	583
Stein Mart Inc	7,345	91		Rockville Financial Inc	29,233	388
Systemax Inc (a)	8,479	96		SI Financial Group Inc	1,687	20
Trans World Entertainment Corp (a)	18,567	74		Simplicity Bancorp Inc	2,832	47
Tuesday Morning Corp (a)	57,286	753		Sterling Bancorp/DE	54,521	687
				Teche Holding Co	1,018	76

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)

Savings & Loans (continued)				Software - 4.38%
Territorial Bancorp Inc	7,762	$176		Accelrys Inc (a)	13,324	$168
TF Financial Corp	1,827	56		ACI Worldwide Inc (a)	91,425	5,541
TierOne Corp (a),(b),(c)	2,447	—		Acxiom Corp (a)	13,438	483
Timberland Bancorp Inc/WA	7,281	80		Aspen Technology Inc (a)	1,968	90
United Community Financial Corp/OH (a)	44,746	158		Audience Inc (a)	3,642	41
United Financial Bancorp Inc	13,371	237		Avid Technology Inc (a)	60,183	418
Washington Federal Inc	126,666	2,771		Broadridge Financial Solutions Inc	282,650	10,257
Waterstone Financial Inc (a)	8,611	91		Bsquare Corp (a)	81	—
Wayne Savings Bancshares Inc	1,380	15		Concurrent Computer Corp	2,188	19
Westfield Financial Inc	29,950	224		CSG Systems International Inc	10,145	304
WSFS Financial Corp	4,154	299		Cvent Inc (a)	652	25
		$26,168		Digi International Inc (a)	41,569	428
				Digital River Inc (a)	65,687	1,155
Semiconductors - 3.24%				Ebix Inc	2,650	36
Aeroflex Holding Corp (a)	7,434	51		EPAM Systems Inc (a)	145,525	5,952
Alpha & Omega Semiconductor Ltd (a)	24,537	178
Amkor Technology Inc (a)	85,335	452		Epiq Systems Inc	43,561	625
Amtech Systems Inc (a)	2,822	27		Fair Isaac Corp	146,593	7,969
				GSE Systems Inc (a)	3,462	6
ANADIGICS Inc (a)	3,743	7
ATMI Inc (a)	12,887	357		ManTech International Corp/VA	24,416	710
				MedAssets Inc (a)	374,483	8,254
Axcelis Technologies Inc (a)	83,853	203		Omnicell Inc (a)	5,551	143
AXT Inc (a)	17,254	42		Progress Software Corp (a)	6,718	162
Brooks Automation Inc	96,633	981		PTC Inc (a)	7,180	256
Cabot Microelectronics Corp (a)	4,820	194		Sapiens International Corp NV (a)	5,084	36
Cascade Microtech Inc (a)	17,404	179
Cirrus Logic Inc (a)	9,140	160		Schawk Inc	9,764	118
				Seachange International Inc (a)	43,097	516
Cohu Inc	25,085	260		SS&C Technologies Holdings Inc (a)	223,200	8,665
Diodes Inc (a)	20,875	479		SYNNEX Corp (a)	86,851	4,877
DSP Group Inc (a)	48,501	435		Verint Systems Inc (a)	238,625	10,843
Emcore Corp (a)	1,615	8
Emulex Corp (a)	236,877	1,743				$68,097
Entegris Inc (a)	28,756	303		Storage & Warehousing - 0.21%
Entropic Communications Inc (a)	98,596	411		Mobile Mini Inc	79,542	3,076
Exar Corp (a)	24,341	268		Wesco Aircraft Holdings Inc (a)	7,931	177
Fairchild Semiconductor International Inc (a)	154,488	1,971				$3,253
FormFactor Inc (a)	115,982	747
GigOptix Inc (a)	4,322	7		Telecommunications - 1.82%
GSI Technology Inc (a)	8,710	58		ADTRAN Inc	14,464	368
Ikanos Communications Inc (a)	9,018	9		Anaren Inc (a)	8,431	236
Inphi Corp (a)	5,680	65		Anixter International Inc	10,316	905
Integrated Device Technology Inc (a)	22,627	218		ARRIS Group Inc (a)	5,204	135
Integrated Silicon Solution Inc (a)	79,380	935		Atlantic Tele-Network Inc	4,110	239
International Rectifier Corp (a)	121,418	3,158		Aviat Networks Inc (a)	79,816	152
				Aware Inc (a)	15,609	101
Intersil Corp	311,557	3,533		Black Box Corp	52,336	1,435
IXYS Corp	29,711	377		Calix Inc (a)	28,951	230
Kulicke & Soffa Industries Inc (a)	123,493	1,437
Lattice Semiconductor Corp (a)	106,109	614		Cbeyond Inc (a)	9,802	71
LTX-Credence Corp (a)	34,735	297		Ciena Corp (a)	12,028	281
Microsemi Corp (a)	5,007	117		Cincinnati Bell Inc (a)	255,536	884
				Clearfield Inc (a)	543	13
MKS Instruments Inc	61,838	1,863
OmniVision Technologies Inc (a)	145,660	2,241		Communications Systems Inc	8,832	105
Pericom Semiconductor Corp (a)	35,361	292		Comtech Telecommunications Corp	46,697	1,421
Photronics Inc (a)	138,586	1,151		Comverse Inc (a)	18,140	654
PLX Technology Inc (a)	10,330	63		Consolidated Communications Holdings Inc	28,063	549
PMC - Sierra Inc (a)	49,937	327		DigitalGlobe Inc (a)	26,168	999
QLogic Corp (a)	115,975	1,342		EarthLink Holdings Corp	221,970	964
				Extreme Networks Inc (a)	58,789	431
Richardson Electronics Ltd/United States	42,441	489		Finisar Corp (a)	36,634	868
Rovi Corp (a)	196,978	4,178
Rubicon Technology Inc (a)	8,450	93		General Communication Inc (a)	36,565	355
Rudolph Technologies Inc (a)	11,281	124		Gigamon Inc (a)	11,767	359
Sigma Designs Inc (a)	106,420	499		Harmonic Inc (a)	211,241	1,386
Silicon Image Inc (a)	30,150	169		Hawaiian Telcom Holdco Inc (a)	6,855	186
Skyworks Solutions Inc (a)	400,625	12,119		ID Systems Inc (a)	1,586	10
SunEdison Inc (a)	42,855	596		IDT Corp - Class B	3,004	51
Supertex Inc (a)	16,395	438		Inteliquent Inc	22,480	260
				Iridium Communications Inc (a)	133,712	848
Tessera Technologies Inc	22,634	449		Ixia (a)	208,975	2,673
TriQuint Semiconductor Inc (a)	380,263	3,156
Ultra Clean Holdings Inc (a)	17,290	198		KVH Industries Inc (a)	919	12
Veeco Instruments Inc (a)	7,358	280		Leap Wireless International Inc (a)	64,745	1,136
				Loral Space & Communications Inc (a)	8,730	649
		$50,348		Lumos Networks Corp	6,730	128

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2014 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)

Telecommunications (continued)				Transportation (continued)
NeoPhotonics Corp (a)	3,868	$28		Quality Distribution Inc (a)	58,031	$798
Netgear Inc (a)	31,499	1,005		Saia Inc (a)	27,371	921
NII Holdings Inc (a)	78,468	236		Scorpio Tankers Inc	46,405	464
Novatel Wireless Inc (a)	17,353	46		Ship Finance International Ltd	14,014	240
NTELOS Holdings Corp	24,930	409		Tidewater Inc	5,070	263
Oclaro Inc (a)	15,101	40		Ultrapetrol Bahamas Ltd (a)	14,867	49
Oplink Communications Inc (a)	38,189	646		USA Truck Inc (a)	8,609	127
Optical Cable Corp	8,872	35		UTI Worldwide Inc	23,510	368
Orbcomm Inc (a)	57,355	396		Werner Enterprises Inc	8,233	215
Performance Technologies Inc (a)	11,688	43		XPO Logistics Inc (a)	4,701	117
Plantronics Inc	1,327	57				$35,181
Polycom Inc (a)	302,652	3,611
Preformed Line Products Co	1,871	126		Trucking & Leasing - 0.73%
Premiere Global Services Inc (a)	23,073	252		AMERCO	12,395	2,761
PTGi Holding Inc	1,075	4		GATX Corp	91,429	5,294
Relm Wireless Corp (a)	1,332	4		Greenbrier Cos Inc/The (a)	75,420	2,767
RF Industries Ltd	300	2		TAL International Group Inc	4,514	194
RF Micro Devices Inc (a)	90,117	480		Textainer Group Holdings Ltd	3,039	110
RigNet Inc (a)	2,480	116		Willis Lease Finance Corp (a)	8,412	143
Shenandoah Telecommunications Co	8,083	203				$11,269
ShoreTel Inc (a)	12,705	98		Water - 0.06%
Sonus Networks Inc (a)	48,893	147		American States Water Co	9,392	267
Straight Path Communications Inc (a)	1,189	10		California Water Service Group	12,701	296
Telenav Inc (a)	16,666	108		Consolidated Water Co Ltd	19,928	256
Tessco Technologies Inc	4,108	136		PICO Holdings Inc (a)	5,887	139
UniTek Global Services Inc (a)	1,298	2		SJW Corp	959	27
USA Mobility Inc	24,793	354				$985
UTStarcom Holdings Corp (a)	7,239	19
Vonage Holdings Corp (a)	48,965	226		TOTAL COMMON STOCKS		$1,482,899
West Corp	2,758	64			Maturity
Westell Technologies Inc (a)	91,759	344		REPURCHASE AGREEMENTS - 4.09%	Amount (000's)	Value (000's)
		$28,341		Banks - 4.09%
				Investment in Joint Trading Account; Barclays $	8,032	$8,031
Textiles - 0.17%				Bank PLC Repurchase Agreement; 0.02%
Culp Inc	1,771	36		dated 01/31/2014 maturing 02/03/2014
Dixie Group Inc/The (a)	11,461	158
				(collateralized by US Government
G&K Services Inc	27,623	1,544		Securities; $8,192,790; 0.25% - 1.50%;
UniFirst Corp/MA	8,069	854		dated 03/31/15 - 01/31/19)
		$2,592		Investment in Joint Trading Account; Credit	21,710	21,710
Toys, Games & Hobbies - 0.02%				Suisse Repurchase Agreement; 0.01%
Jakks Pacific Inc	25,395	146		dated 01/31/2014 maturing 02/03/2014
LeapFrog Enterprises Inc (a)	15,528	111		(collateralized by US Government
		$257		Securities; $22,143,941; 0.00% - 11.25%;
				dated 02/15/15 - 02/15/41)
Transportation - 2.26%				Investment in Joint Trading Account; Deutsche	22,949	22,949
Air Transport Services Group Inc (a)	127,444	802		Bank Repurchase Agreement; 0.02% dated
Arkansas Best Corp	86,516	2,966		01/31/2014 maturing 02/03/2014
Atlas Air Worldwide Holdings Inc (a)	54,974	1,942		(collateralized by US Government
Baltic Trading Ltd	47,915	277		Securities; $23,407,970; 0.00% - 7.13%;
Bristow Group Inc	102,676	7,371		dated 02/25/14 - 05/04/37)
CAI International Inc (a)	6,463	134		Investment in Joint Trading Account; Merrill	10,919	10,919
Celadon Group Inc	113,072	2,350		Lynch Repurchase Agreement; 0.02%
Con-way Inc	170,900	6,575		dated 01/31/2014 maturing 02/03/2014
Covenant Transportation Group Inc (a)	11,049	97		(collateralized by US Government
DHT Holdings Inc	10,525	86		Securities; $11,136,576; 0.00% - 5.50%;
Eagle Bulk Shipping Inc (a)	25,870	99		dated 02/25/14 - 07/05/22)
Era Group Inc (a)	35,750	1,047				$63,609
GasLog Ltd	9,593	201		TOTAL REPURCHASE AGREEMENTS		$63,609
Genco Shipping & Trading Ltd (a)	43,524	92		Total Investments		$1,546,508
Gulfmark Offshore Inc	67,239	2,862		Other Assets in Excess of Liabilities, Net - 0.46%		$7,173
International Shipholding Corp	14,116	378		TOTAL NET ASSETS - 100.00%		$1,553,681
Knightsbridge Tankers Ltd	11,743	111
Marten Transport Ltd	67,438	1,286
Matson Inc	50,952	1,219		(a) Non-Income Producing Security
Nordic American Tankers Ltd	16,450	180		(b) Security is Illiquid
Overseas Shipholding Group Inc (a),(b)	34,268	304		(c)	Fair value of these investments is determined in good faith by the
Pacer International Inc (a)	32,932	291		Manager under procedures established and periodically reviewed by the
PAM Transportation Services Inc (a)	10,768	213		Board of Directors. At the end of the period, the fair value of these
Patriot Transportation Holding Inc (a)	661	24		securities totaled $70 or 0.00% of net assets.
PHI Inc (a)	16,889	622
Providence and Worcester Railroad Co	4,798	90

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2014 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Financial		31.48%
Industrial		16.36%
Consumer, Cyclical		13.32%
Consumer, Non-cyclical		13.23%
Technology		9.35%
Energy		7.07%
Basic Materials		3.48%
Communications		3.46%
Utilities		1.70%
Diversified		0.09%
Other Assets in Excess of Liabilities, Net		0.46%
TOTAL NET ASSETS		100.00%

Futures Contracts

						Unrealized
Type	Long/Short	Contracts	Notional Value	Fair Value		Appreciation/(Depreciation)
Russell 2000 Mini; March 2014	Long	629	$69,995		$70,970	$975
Total						$975

Amounts in thousands except contracts

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2014 (unaudited)

	Principal				Principal
BONDS- 0.28%	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

U.S. Municipals - 0.28%				California (continued)
Oglala Sioux Tribe				Foothill-Eastern Transportation Corridor
5.00%, 10/01/2022(a)	$650	$595		Agency (credit support from NATL-RE-IBC)
				5.88%, 01/15/2029(b)	$1,500	$1,515
TOTAL BONDS		$595		Golden State Tobacco Securitization Corp
	Principal			5.75%, 06/01/2047	1,500	1,180
MUNICIPAL BONDS - 102.07%	Amount (000's)	Value(000	's)	Lancaster Redevelopment Agency
				6.50%, 08/01/2029	580	620
Alabama - 2.23%				Los Angeles Department of Water & Power
Auburn University				5.25%, 07/01/2038	1,000	1,082
5.00%, 06/01/2038	$1,500	$1,580		Los Angeles Harbor Department
Birmingham Airport Authority (credit support				5.00%, 08/01/2031	1,240	1,349
from AGM)				Los Angeles Unified School District/CA
5.25%, 07/01/2030(b)	1,000	1,064
				5.00%, 07/01/2029	1,000	1,112
Courtland Industrial Development Board				Metropolitan Water District of Southern
5.20%, 06/01/2025	1,250	1,261		California
Selma Industrial Development Board				5.00%, 07/01/2029	1,150	1,303
6.25%, 11/01/2033	700	771		Morongo Band of Mission Indians/The
		$4,676		6.50%, 03/01/2028(e)	500	544
Alaska - 0.84%				Richmond Joint Powers Financing Authority
Borough of Matanuska-Susitna AK (credit				6.25%, 07/01/2024	1,000	1,121
support from ASSURED GTY)				Ripon Unified School District (credit support
5.50%, 09/01/2023(b)	1,500	1,765		from BAM)
				0.00%, 08/01/2036(b),(d)	735	196
				Riverside Community Properties Development
Arizona - 2.29%				Inc
Arizona Department of Transportation State				6.00%, 10/15/2038	1,150	1,249
Highway Fund Revenue				San Diego Unified School District/CA
5.00%, 07/01/2026	1,500	1,699		0.00%, 07/01/2032(d)	5,000	1,950
City of Phoenix Civic Improvement Corp				Southern California Public Power Authority
5.00%, 07/01/2034	1,000	1,082		5.25%, 07/01/2028	1,000	1,126
Industrial Development Authority of the				Tustin Unified School District
County of Pima/The				3.00%, 08/01/2031	710	582
6.25%, 06/01/2026	160	153		University of California
6.55%, 12/01/2037	300	301		5.50%, 05/15/2027	1,375	1,523
Maricopa County Pollution Control Corp				5.75%, 05/15/2025	1,380	1,634
6.00%, 05/01/2029	500	506		West Contra Costa Unified School District
Navajo County Pollution Control Corp				5.25%, 08/01/2033	1,000	1,076
5.75%, 06/01/2034	1,000	1,100				$43,189
		$4,841
				Colorado - 1.10%
California - 20.48%				Platte River Power Authority
Alum Rock Union Elementary School District				5.00%, 06/01/2026	1,135	1,304
5.25%, 08/01/2043	1,000	1,065		Regional Transportation District
Bay Area Toll Authority				6.00%, 01/15/2041	450	465
5.00%, 04/01/2034	2,500	2,696		6.50%, 01/15/2030	500	544
Berkeley Unified School District/CA						$2,313
3.00%, 08/01/2029	645	552
California Educational Facilities Authority				Connecticut - 0.58%
5.00%, 01/01/2038(c)	1,621	1,697		State of Connecticut (credit support from
5.00%, 10/01/2038(c)	2,700	2,917		ACA)
5.00%, 01/01/2039(c)	8,154	8,604		6.60%, 07/01/2024(b)	1,215	1,219
California Statewide Communities
Development Authority				District of Columbia - 3.58%
6.25%, 11/15/2019	500	557		District of Columbia
6.63%, 11/15/2024	500	552		5.00%, 12/01/2023	1,785	2,054
California Statewide Communities				5.00%, 12/01/2024	715	822
Development Authority (credit support from				5.00%, 10/01/2045	900	778
FHA INS)				6.38%, 10/01/2034	1,000	1,087
6.63%, 08/01/2029(b)	890	1,040
				District of Columbia Water & Sewer
City of Los Angeles Department of Airports				Authority (credit support from AGM)
5.00%, 05/15/2035	1,500	1,579		5.50%, 10/01/2017(b)	500	585
City of Vernon CA Electric System Revenue				District of Columbia Water & Sewer
5.13%, 08/01/2021	1,000	1,092		Authority (credit support from AGM-CR
County of Santa Clara CA				NATL-RE-FGIC)
3.25%, 08/01/2035	85	72		5.50%, 10/01/2041(b)	2,000	2,182
Foothill-Eastern Transportation Corridor						$7,508
Agency (credit support from NATL-RE)
0.00%, 01/15/2018(b),(d)	2,000	1,604

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2014 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

Florida - 3.42%				Illinois (continued)
County of Miami-Dade FL Aviation				Village of Gilberts IL
Revenue (credit support from ASSURED				0.00%, 03/01/2016(d)	$500	$172
GTY)				Village of Pingree Grove IL Special Service
5.25%, 10/01/2033(b)	$2,000	$2,121		Area No 7
Escambia County Health Facilities				6.00%, 03/01/2036	89	86
Authority (credit support from AMBAC)						$22,778
5.95%, 07/01/2020(b)	65	70
Florida HomeLoan Corp (credit support from				Indiana - 2.32%
AMBAC FHA 542 (C))				City of Rockport IN
6.50%, 07/01/2036(b)	900	906		7.00%, 06/01/2028	1,000	790
Greater Orlando Aviation Authority				Indiana Finance Authority
5.00%, 11/15/2036	1,000	853		5.38%, 11/01/2032	1,000	1,082
Miami-Dade County Educational Facilities				5.75%, 08/01/2042	1,500	1,208
Authority (credit support from BHAC-CR)				Indiana Municipal Power Agency
5.50%, 04/01/2038(b)	1,000	1,061		6.00%, 01/01/2039	1,000	1,102
Miami-Dade County School Board Foundation				Town of Shoals IN
Inc (credit support from ASSURED GTY)				7.25%, 11/01/2043	700	707
5.25%, 05/01/2028(b)	2,000	2,214				$4,889
		$7,225		Iowa- 2.47%
Georgia - 0.57%				City of Altoona IA (credit support from CITY
City of Atlanta GA Water & Wastewater				APPROP)
				5.75%, 06/01/2031(b)	1,200	1,239
Revenue
6.00%, 11/01/2027	1,000	1,193		Iowa Finance Authority
				5.00%, 12/01/2019	4,000	3,952
						$5,191
Idaho- 1.45%
Idaho Health Facilities Authority				Kansas - 0.86%
6.65%, 02/15/2021	2,000	2,613		County of Sedgwick KS/County of Shawnee
Idaho Housing & Finance Association				KS (credit support from GNMA/FNMA)
5.85%, 07/01/2036	435	441		5.65%, 06/01/2037(b)	670	710
		$3,054		Kansas Development Finance Authority
				5.50%, 11/15/2029	1,000	1,105
Illinois - 10.82%						$1,815
City of Chicago IL
7.13%, 03/15/2022	500	500		Kentucky - 2.82%
7.46%, 02/15/2026	250	190		Kentucky Economic Development Finance
City of Chicago IL (credit support from				Authority
ASSURED GTY)				5.38%, 08/15/2024	1,000	1,109
5.25%, 01/01/2025(b)	2,000	2,082		5.63%, 08/15/2027	1,000	1,082
City of Chicago IL Wastewater Transmission				Kentucky Economic Development Finance
Revenue (credit support from BHAC)				Authority (credit support from ASSURED
5.50%, 01/01/2038(b)	1,000	1,087		GTY)
Huntley Special Service Area No 10/IL (credit				6.00%, 12/01/2033(b)	1,000	1,020
support from ASSURED GTY)				Kentucky State Property & Building
5.10%, 03/01/2029(b)	1,000	1,025		Commission (credit support from ASSURED
Illinois Finance Authority				GTY)
5.38%, 08/15/2024	500	566		5.25%, 02/01/2025(b)	1,000	1,134
5.50%, 08/01/2037	1,000	1,051		Paducah Electric Plant Board (credit support
5.75%, 08/15/2030	1,000	1,114		from ASSURED GTY)
5.75%, 11/15/2037	1,500	1,563		5.25%, 10/01/2035(b)	1,500	1,603
6.00%, 05/15/2025	500	488				$5,948
6.00%, 03/01/2038	1,515	1,643		Louisiana - 2.35%
6.25%, 11/15/2035	1,000	1,078		Lafayette Public Trust Financing
6.50%, 11/01/2038	1,000	1,135		Authority (credit support from AGM)
7.00%, 02/15/2018	475	538		5.25%, 10/01/2030(b)	1,000	1,074
7.25%, 11/01/2038	1,000	1,178		Louisiana Local Government Environmental
Illinois State Toll Highway Authority				Facilities & Community Development
5.25%, 01/01/2030	1,000	1,070		Authority
Metropolitan Pier & Exposition				3.75%, 12/01/2026	1,550	1,385
Authority (credit support from AGM)				Louisiana Public Facilities Authority (credit
5.50%, 06/15/2050(b)	1,000	1,017
				support from FNMA)
State of Illinois				0.00%, 12/01/2019(b),(d)	1,500	1,350
5.50%, 07/01/2027	3,410	3,730		New Orleans Aviation Board (credit support
United City of Yorkville IL				from ASSURED GTY)
5.75%, 03/01/2028	500	473		6.00%, 01/01/2023(b)	1,000	1,134
6.00%, 03/01/2036	300	259				$4,943
Village of Bartlett IL
5.60%, 01/01/2023	300	287		Maryland - 0.72%
Village of Bolingbrook IL				Maryland Economic Development Corp
6.25%, 01/01/2024(f)	500	446		5.75%, 06/01/2035	545	556

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2014 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)

Maryland (continued)				New Jersey - 1.53%
Maryland Health & Higher Educational				New Jersey Economic Development
Facilities Authority				Authority
4.00%, 08/15/2038	$495	$423		5.00%, 09/01/2034	$1,000	$1,055
6.00%, 07/01/2041	500	547		5.75%, 04/01/2031	1,000	1,035
		$1,526		5.75%, 06/01/2031	550	588
				New Jersey Housing & Mortgage Finance
Massachusetts - 4.73%				Agency
Massachusetts Bay Transportation Authority				6.38%, 10/01/2028	515	541
5.25%, 07/01/2028	2,000	2,385				$3,219
Massachusetts Development Finance Agency
5.75%, 12/01/2042	1,000	1,227		New York - 7.88%
6.38%, 07/01/2029	500	500		Brooklyn Arena Local Development Corp
Massachusetts Educational Financing				6.38%, 07/15/2043	1,400	1,500
Authority				Hudson Yards Infrastructure Corp
4.90%, 07/01/2028	3,685	3,658		5.75%, 02/15/2047	2,500	2,701
Massachusetts Health & Educational Facilities				Metropolitan Transportation Authority
Authority (credit support from GO OF UNIV)				5.25%, 11/15/2030	1,500	1,652
5.00%, 07/01/2038(b)	1,000	1,081		New York City Industrial Development
Massachusetts State College Building				Agency (credit support from ASSURED
Authority				GTY)
5.50%, 05/01/2039	1,000	1,109		6.13%, 01/01/2029(b)	1,000	1,102
		$9,960		New York City Transitional Finance Authority
				Building Aid Revenue (credit support from ST
Michigan - 1.92%				AID WITHHLDG)
City of Detroit MI Sewage Disposal System				5.25%, 01/15/2039(b)	2,000	2,154
Revenue (credit support from AGM)				New York Liberty Development Corp
7.00%, 07/01/2027(b)	1,500	1,596
				5.00%, 11/15/2031	1,000	1,065
Kent Hospital Finance Authority				5.00%, 09/15/2040	1,000	1,063
5.50%, 01/15/2047	500	524		New York State Dormitory Authority
Lansing Board of Water & Light				3.75%, 09/01/2032	550	463
5.00%, 07/01/2037	850	905		New York State Dormitory Authority (credit
Michigan Finance Authority				support from ASSURED GTY ST AID
4.38%, 08/20/2014	1,000	1,015		WITHHLDG)
		$4,040		5.00%, 10/01/2023(b)	2,000	2,249
Minnesota - 0.83%				New York State Thruway Authority
City of Minneapolis MN				5.00%, 01/01/2041(g)	1,500	1,566
6.75%, 11/15/2032	500	580		Tompkins County Development Corp
City of Minneapolis MN (credit support from				5.00%, 07/01/2027	1,115	1,123
ASSURED GTY)						$16,638
6.50%, 11/15/2038(b)	1,000	1,152
				North Carolina - 0.53%
		$1,732		City of Raleigh NC Combined Enterprise
Missouri - 0.48%				System Revenue
Cape Girardeau County Industrial				5.00%, 03/01/2031	1,000	1,107
Development Authority
5.50%, 06/01/2034	1,000	1,018		Ohio- 2.76%
				County of Montgomery OH
Nebraska - 1.55%				6.25%, 11/15/2033	1,310	1,372
Municipal Energy Agency of Nebraska (credit				Ohio Air Quality Development Authority
support from BHAC)				5.63%, 06/01/2018	1,000	1,106
5.13%, 04/01/2029(b)	1,000	1,100		6.75%, 06/01/2024	2,000	1,643
Omaha Public Power District				Ohio Higher Educational Facility
5.50%, 02/01/2039	1,000	1,097		Commission
University of Nebraska				6.75%, 01/15/2039	1,000	1,063
5.25%, 07/01/2039	1,000	1,073		Ohio Housing Finance Agency (credit support
		$3,270		from GNMA/FNMA/FHLMC COLL)
				5.20%, 09/01/2029(b)	595	622
Nevada - 0.49%						$5,806
County of Clark NV
5.13%, 07/01/2034	1,000	1,036		Oregon - 0.27%
				Willamalane Park & Recreation District
				3.00%, 01/01/2030	650	576
New Hampshire - 0.50%
City of Manchester NH General Airport
Revenue (credit support from AGM)				Pennsylvania - 1.83%
5.13%, 01/01/2030(b)	1,000	1,052		Allegheny County Industrial Development
				Authority
				6.00%, 07/15/2038	1,000	868
				City of Scranton PA
				7.25%, 09/01/2023	600	543
				8.50%, 09/01/2022	700	673

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2014 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)

Pennsylvania (continued)				Virginia - 1.72%
Pennsylvania Economic Development				Fairfax County Industrial Development
Financing Authority				Authority
6.00%, 06/01/2031	$500	$500		5.00%, 05/15/2035(c)	$700	$739
Pennsylvania Turnpike Commission				Roanoke Economic Development Authority
0.00%, 12/01/2028(d),(f)	800	786		6.63%, 12/01/2044	1,700	1,715
0.00%, 12/01/2034(d),(f)	500	483		Shops at White Oak Village Community
		$3,853		Development Authority/The
				5.30%, 03/01/2017	300	316
Puerto Rico - 1.75%				Washington County Industrial Development
Puerto Rico Electric Power Authority				Authority/VA
6.75%, 07/01/2036	1,000	698		7.50%, 07/01/2029	750	854
Puerto Rico Sales Tax Financing Corp						$3,624
6.38%, 08/01/2039	2,250	1,764
6.50%, 08/01/2044	1,530	1,212		Washington - 3.64%
		$3,674		FYI Properties
				5.50%, 06/01/2039	1,000	1,066
South Carolina - 0.51%				State of Washington
South Carolina Jobs-Economic Development				6.40%, 06/01/2017	3,000	3,313
Authority (credit support from ASSURED				Washington Health Care Facilities Authority
GTY)				7.38%, 03/01/2038	1,000	1,199
5.38%, 02/01/2029(b)	1,000	1,077
				Washington Health Care Facilities
				Authority (credit support from AGM)
Tennessee - 0.40%				5.50%, 08/15/2038(b)	1,000	1,049
Chattanooga Health Educational & Housing				Washington Higher Education Facilities
Facility Board				Authority
5.50%, 10/01/2020	340	346		5.63%, 10/01/2040	1,000	1,033
Shelby County Health Educational & Housing						$7,660
Facilities Board
5.63%, 09/01/2026	500	502		West Virginia - 0.74%
				County of Ohio WV
		$848		5.85%, 06/01/2034	250	254
Texas- 4.46%				West Virginia Hospital Finance Authority
Capital Area Cultural Education Facilities				5.50%, 06/01/2034	1,250	1,314
Finance Corp						$1,568
6.13%, 04/01/2045	1,000	1,072
Dallas County Flood Control District No 1				Wisconsin - 3.86%
				City of Superior WI (credit support from GO
6.75%, 04/01/2016	130	130		OF CORP)
Harris County Industrial Development Corp				5.38%, 11/01/2021(b)	750	798
5.00%, 02/01/2023	400	429		County of Milwaukee WI Airport
North Texas Health Facilities Development				Revenue (credit support from AGM)
Corp (credit support from AGM)				5.25%, 12/01/2025(b)	4,000	4,355
5.00%, 09/01/2024(b)	1,000	1,086
North Texas Tollway Authority				Public Finance Authority
				6.00%, 07/15/2042	500	494
5.63%, 01/01/2033	1,000	1,083		State of Wisconsin (credit support from ST
5.75%, 01/01/2033	1,000	1,065		APPROP)
Sea Breeze Public Facility Corp				5.38%, 05/01/2025(b)	1,000	1,152
6.50%, 01/01/2046	100	92		Wisconsin Health & Educational Facilities
Tarrant County Cultural Education Facilities
Finance Corp (credit support from ASSURED				Authority
GTY)				6.38%, 02/15/2029	500	549
6.25%, 07/01/2028(b)	1,000	1,122		6.63%, 02/15/2039	720	786
Texas A&M University						$8,134
5.00%, 05/15/2027	1,000	1,143		TOTAL MUNICIPAL BONDS		$215,025
Texas Private Activity Bond Surface				Total Investments		$215,620
Transportation Corp				Liability for Floating Rate Notes Issued in Conjunction with
7.00%, 12/31/2038	1,000	1,086		Securities Held - (4.17)%
Texas Transportation Commission				Notes with an interest rate of 0.05% at January	$(8,780)	$(8,780)
5.00%, 04/01/2020	1,000	1,097		31, 2014 and contractual maturity of collateral
				from 2017-2020.(h)
		$9,405
				Total Net Investments		$206,840
Utah- 0.46%				Other Assets in Excess of Liabilities, Net - 1.82%		$3,828
Utah Housing Corp				TOTAL NET ASSETS - 100.00%		$210,668
5.75%, 07/01/2036	940	966

				(a)	Fair value of these investments is determined in good faith by the
Virgin Islands - 0.33%				Manager under procedures established and periodically reviewed by the
Virgin Islands Public Finance Authority				Board of Directors. At the end of the period, the fair value of these
5.00%, 10/01/2025	650	689		securities totaled $595 or 0.28% of net assets.
				(b)	Credit support indicates investments that benefit from credit enhancement
				or liquidity support provided by a third party bank, institution, or
				government agency.

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2014 (unaudited)

(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(d)	Non-Income Producing Security
(e)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $544 or 0.26% of net assets.
(f)	Variable Rate. Rate shown is in effect at January 31, 2014.
(g)	Security purchased on a when-issued basis.
(h)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2014

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	62.59%
Insured	26.01%
General Obligation Unlimited	7.30%
Prerefunded	3.71%
Special Assessment	0.64%
Tax Allocation	0.55%
Revenue Notes	0.48%
Special Tax	0.46%
Certificate Participation	0.33%
Government	0.28%
Liability For Floating Rate Notes Issued	(4.17)%
Other Assets in Excess of Liabilities, Net	1.82%
TOTAL NET ASSETS	100.00%

See accompanying notes

Glossary to the Schedule of Investments
January 31, 2014 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
USD/$	United States Dollar
ZAR	South African Rand

See accompanying notes

At January 31, 2014, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized Appreciation	Cost for Federal Income Tax
	Appreciation	(Depreciation)	(Depreciation)	Purposes
Bond & Mortgage Securities Fund	$45,760	$(25,740)	$20,020	$2,525,927
California Municipal Fund	9,525	(4,099)	5,426	158,459
Core Plus Bond Fund I	91,119	(25,264)	65,855	3,735,997
Diversified International Fund	833,598	(91,707)	741,891	4,169,650
Equity Income Fund	1,648,843	(131,118)	1,517,725	3,801,788
Global Diversified Income Fund	438,285	(208,286)	229,999	7,699,337
Global Real Estate Securities Fund	120,636	(60,465)	60,171	1,558,930
Government & High Quality Bond Fund	26,234	(34,271)	(8,037)	1,746,992
High Yield Fund	159,248	(102,662)	56,586	4,039,208
High Yield Fund I	49,463	(17,174)	32,289	1,540,066
Income Fund	112,538	(32,195)	80,343	2,394,301
Inflation Protection Fund	296	(31,005)	(30,709)	835,113
International Emerging Markets Fund	122,286	(111,411)	10,875	1,741,916
International Fund I	79,476	(15,800)	63,676	520,644
LargeCap Blend Fund II	129,812	(7,312)	122,500	542,757
LargeCap Growth Fund	794,753	(29,662)	765,091	2,312,267
LargeCap Growth Fund I	2,012,687	(53,615)	1,959,072	5,175,594
LargeCap Growth Fund II	233,329	(12,275)	221,054	1,009,682
LargeCap S&P 500 Index Fund	1,287,565	(82,351)	1,205,214	2,608,098
LargeCap Value Fund	382,088	(63,632)	318,456	3,026,565
LargeCap Value Fund I	19,001	(4,926)	14,075	185,427
LargeCap Value Fund III	209,749	(48,972)	160,777	2,323,406
MidCap Fund	1,867,715	(69,976)	1,797,739	5,833,392
MidCap Growth Fund	20,711	(1,986)	18,725	108,447
MidCap Growth Fund III	116,028	(47,884)	68,144	1,441,767
MidCap S&P 400 Index Fund	261,195	(29,630)	231,565	751,231
MidCap Value Fund I	202,979	(30,044)	172,935	1,328,915
MidCap Value Fund III	117,720	(10,584)	107,136	709,175
Money Market Fund	—	—	—	1,088,156
Overseas Fund	365,990	(72,373)	293,617	1,927,940
Principal Capital Appreciation Fund	967,980	(23,724)	944,256	1,310,355
Principal LifeTime 2010 Fund	182,422	(32,204)	150,218	1,497,501
Principal LifeTime 2015 Fund	147,627	(5,954)	141,673	862,861
Principal LifeTime 2020 Fund	799,080	(134,012)	665,068	5,747,077
Principal LifeTime 2025 Fund	211,983	(11,867)	200,116	1,281,214
Principal LifeTime 2030 Fund	902,516	(133,534)	768,982	5,506,574
Principal LifeTime 2035 Fund	159,015	(6,531)	152,484	875,546
Principal LifeTime 2040 Fund	628,476	(76,555)	551,921	3,422,246
Principal LifeTime 2045 Fund	84,162	(4,128)	80,034	504,983
Principal LifeTime 2050 Fund	291,613	(34,786)	256,827	1,651,474
Principal LifeTime 2055 Fund	14,474	(1,202)	13,272	111,009
Principal LifeTime 2060 Fund	32	(161)	(129)	7,522
Principal LifeTime Strategic Income Fund	65,868	(8,929)	56,939	718,103
Real Estate Securities Fund	319,602	(22,180)	297,422	1,062,698
SAM Balanced Portfolio	748,158	(18,870)	729,288	3,794,956
SAM Conservative Balanced Portfolio	168,316	(5,329)	162,987	1,333,834
SAM Conservative Growth Portfolio	608,300	(15,890)	592,410	2,444,325
SAM Flexible Income Portfolio	146,199	(8,655)	137,544	1,693,777
SAM Strategic Growth Portfolio	393,903	(18,100)	375,803	1,512,100
Short-Term Income Fund	29,072	(8,035)	21,037	2,003,064
SmallCap Blend Fund	131,535	(5,735)	125,800	386,263
SmallCap Growth Fund I	525,066	(24,658)	500,408	1,482,159
SmallCap Growth Fund II	64,039	(5,162)	58,877	185,862
SmallCap S&P 600 Index Fund	263,565	(37,553)	226,012	810,155
SmallCap Value Fund II	324,045	(60,438)	263,607	1,282,901
Tax-Exempt Bond Fund	13,981	(3,702)	10,279	196,571

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime 2060 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Bond & Mortgage Securities Fund, California Municipal Fund, Core Plus Bond Fund I, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. As of January 31, 2014, there were no significant transfers into or out of Level 3.

The table below shows the amounts that were transferred from Level 1 to Level 2 due to securities being thinly traded:

Global Diversified Income Fund	$3,773,912
SmallCap Value Fund II	73,425

The table below shows the amounts that were transferred from Level 2 to Level 1 due the resumption of trading for previous thinly traded securities:

Diversified International Fund	$11,409,537
Global Diversified Income Fund	4,051,575
High Yield Fund I	121,387
International Emerging Markets Fund	28,198,123
SmallCap Value Fund II	23,217

The following is a summary of the inputs used as of January 31, 2014 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Bond & Mortgage Securities Fund
Bonds	$—	$1,341,055	$15,119	$1,356,174
Common Stocks*	—	—	—	—
Municipal Bonds	—	2,008	—	2,008
Preferred Stocks
Communications	—	—	2,877	2,877
Financial	8,019	1,210	—	9,229
Repurchase Agreements	—	107,861	—	107,861
Senior Floating Rate Interests	—	81,630	—	81,630
U.S. Government & Government Agency Obligations	—	986,168	—	986,168
Total investments in securities $	8,019	$2,519,932	$17,996	$2,545,947
Assets
Credit Contracts**
Credit Default Swaps	$—	$169	$—	$169
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$48	$—	$48
Interest Rate Contracts**
Futures	$48	$—	$—	$48
Liabilities
Credit Contracts**
Exchange Cleared Credit Default Swaps	$—	$(1,807)	$—	$(1,807)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(12)	$—	$(12)

California Municipal Fund
Municipal Bonds	$—	$175,458	$—	$175,458
Total investments in securities $	—	$175,458	$—	$175,458

Core Plus Bond Fund I
Bonds	$—	$1,039,787	$8,384	$1,048,171
Convertible Preferred Stocks
Financial	6,728	—	—	6,728
Investment Companies	6,709	—	—	6,709
Municipal Bonds	—	201,500	—	201,500
Preferred Stocks
Financial	—	6,670	—	6,670
Repurchase Agreements	—	135,600	—	135,600
U.S. Government & Government Agency Obligations	—	2,396,474	—	2,396,474
Total investments in securities $	13,437	$3,780,031	$8,384	$3,801,852
Assets
Credit Contracts**
Credit Default Swaps	$—	$1,264	$—	$1,264
Exchange Cleared Credit Default Swaps	—	164	—	164
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$6,164	$—	$6,164
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$29,209	$—	$29,209
Futures	3,160	—	—	3,160
Interest Rate Swaps	—	557	—	557
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(31)	$—	$(31)
Credit Default Swaptions	—	(22)	—	(22)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(3,369)	$—	$(3,369)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(2,614)	$—	$(2,614)
Futures	(727)	—	—	(727)
Interest Rate Floor	—	(5)	—	(5)
Interest Rate Swaps	—	(876)	—	(876)
Interest Rate Swaptions	—	(1,013)	—	(1,013)
Options	(178)	—	—	(178)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Diversified International Fund
Common Stocks
Basic Materials		$6,323	$315,655	$—	$321,978
Communications		51,684	520,181	—	571,865
Consumer, Cyclical		97,082	602,587	—	699,669
Consumer, Non-cyclical		118,960	732,072	—	851,032
Diversified		—	870	—	870
Energy		100,047	133,596	—	233,643
Financial		189,143	1,052,062	—	1,241,205
Industrial		99,343	475,291	—	574,634
Technology		24,266	220,842	—	245,108
Utilities		9,760	74,941	—	84,701
Preferred Stocks
Consumer, Non-cyclical		—	14,521	—	14,521
Repurchase Agreements		—	72,315	—	72,315
	Total investments in securities $	696,608	$4,214,933	$—	$4,911,541

Equity Income Fund
Common Stocks*		$5,210,796	$—	$—	$5,210,796
Repurchase Agreements		—	108,717	—	108,717
	Total investments in securities $	5,210,796	$108,717	$—	$5,319,513

Global Diversified Income Fund
Bonds		$—	$4,057,046	$44,512	$4,101,558
Common Stocks
Basic Materials		14,178	28,258	—	42,436
Communications		121,979	88,106	28	210,113
Consumer, Cyclical		13,833	33,634	3,626	51,093
Consumer, Non-cyclical		82,757	71,273	—	154,030
Diversified		—	15,334	—	15,334
Energy		678,841	42,147	—	720,988
Financial		277,033	204,644	—	481,677
Industrial		80,112	95,667	136	175,915
Technology		38,155	4,006	—	42,161
Utilities		416,983	118,335	—	535,318
Convertible Preferred Stocks
Financial		2,680	—	—	2,680
Credit Linked Structured Notes		—	15,605	3,579	19,184
Preferred Stocks
Communications		30,462	12,253	—	42,715
Financial		299,574	37,305	—	336,879
Government		—	10,134	—	10,134
Industrial		6,544	—	280	6,824
Utilities		35,785	1,153	—	36,938
Repurchase Agreements		—	296,760	—	296,760
Senior Floating Rate Interests		—	643,470	3,129	646,599
	Total investments in securities $	2,098,916	$5,775,130	$55,290	$7,929,336
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$2,574	$—	$2,574
Liabilities
Equity Contracts**
Options		$(542)	$—	$—	$(542)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(975)	$—	$(975)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$—	$26,823	$—	$26,823
Consumer, Non-cyclical		7,881	—	—	7,881
Diversified		—	20,244	—	20,244
Financial		877,472	686,681	—	1,564,153
	Total investments in securities $	885,353	$733,748	$—	$1,619,101

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Government & High Quality Bond Fund
Bonds		$—	$465,386	$7,028	$472,414
Common Stocks*		—	—	—	—
Repurchase Agreements		—	3,495	—	3,495
U.S. Government & Government Agency Obligations		—	1,263,046	—	1,263,046
	Total investments in securities $	—	$1,731,927	$7,028	$1,738,955

High Yield Fund
Bonds		$—	$3,505,422	$21,076	$3,526,498
Common Stocks
Consumer, Non-cyclical		—	3	—	3
Energy		—	—	—	—
Technology		—	—	—	—
Convertible Bonds		—	—	—	—
Preferred Stocks
Financial		—	37,746	—	37,746
Repurchase Agreements		—	182,766	—	182,766
Senior Floating Rate Interests		—	348,781	—	348,781
	Total investments in securities $	—	$4,074,718	$21,076	$4,095,794
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$1,253	$—	$1,253

High Yield Fund I
Bonds		$—	$1,386,354	$3,032	$1,389,386
Common Stocks
Basic Materials		—	—	1,655	1,655
Consumer, Cyclical		802	—	—	802
Financial		—	—	242	242
Industrial		496	—	14	510
Technology		—	—	—	—
Utilities		1,323	—	—	1,323
Convertible Bonds		—	—	869	869
Preferred Stocks
Financial		569	8,443	—	9,012
Industrial		—	—	—	—
Technology		—	—	—	—
Repurchase Agreements		—	49,385	—	49,385
Senior Floating Rate Interests		—	119,171	—	119,171
	Total investments in securities $	3,190	$1,563,353	$5,812	$1,572,355
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(4)	$—	$(4)

Income Fund
Bonds		$—	$1,730,066	$11,245	$1,741,311
Common Stocks
Financial		—	—	5	5
Industrial		—	—	—	—
Technology		—	—	—	—
Convertible Bonds		—	36,015	—	36,015
Repurchase Agreements		—	123,383	—	123,383
Senior Floating Rate Interests		—	15,238	—	15,238
U.S. Government & Government Agency Obligations		—	558,692	—	558,692
	Total investments in securities $	—	$2,463,394	$11,250	$2,474,644

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Inflation Protection Fund
Bonds	$—	$79,491	$—	$79,491
Common Stocks*	—	—	—	—
U.S. Government & Government Agency Obligations	—	723,740	—	723,740
Purchased Interest Rate Seaptions	—	1,164	—	1,164
Purchased Options	9	—	—	9
Total investments in securities $	9	$804,395	$—	$804,404
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$708	$—	$708
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$246	$—	$246
Futures	1,034	—	—	1,034
Inflation Floor	—	12	—	12
Liabilities
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(526)	$—	$(526)
Futures	(2,123)	—	—	(2,123)
Interest Rate Swaps	—	(236)	—	(236)

International Emerging Markets Fund
Common Stocks
Basic Materials	$48,862	$114,700	$—	$163,562
Communications	75,454	185,902	—	261,356
Consumer, Cyclical	14,002	98,689	—	112,691
Consumer, Non-cyclical	96,577	17,719	—	114,296
Diversified	12,871	—	—	12,871
Energy	79,363	91,697	—	171,060
Financial	85,216	324,744	—	409,960
Industrial	23,307	115,684	—	138,991
Technology	—	224,451	—	224,451
Utilities	—	47,720	—	47,720
Preferred Stocks
Basic Materials	—	13,278	—	13,278
Communications	—	10,519	—	10,519
Financial	—	24,337	—	24,337
Repurchase Agreements	—	47,699	—	47,699
Total investments in securities $	435,652	$1,317,139	$—	$1,752,791

International Fund I
Common Stocks
Basic Materials	$—	$35,981	$—	$35,981
Communications	5,646	46,772	—	52,418
Consumer, Cyclical	—	63,927	—	63,927
Consumer, Non-cyclical	532	124,262	—	124,794
Diversified	6,074	7,042	—	13,116
Energy	—	35,342	—	35,342
Financial	14,898	131,958	—	146,856
Industrial	5,197	73,557	—	78,754
Technology	4,144	3,945	—	8,089
Utilities	—	4,788	—	4,788
Preferred Stocks
Consumer, Cyclical	—	1,914	—	1,914
Consumer, Non-cyclical	—	143	—	143
Repurchase Agreements	—	18,198	—	18,198
Total investments in securities $	36,491	$547,829	$—	$584,320
Liabilities
Equity Contracts**
Futures	$(910)	$—	$—	$(910)

LargeCap Blend Fund II
Common Stocks*	$651,304	$—	$—	$651,304
Repurchase Agreements	—	13,953	—	13,953
Total investments in securities $	651,304	$13,953	$—	$665,257
Liabilities
Equity Contracts**
Futures	$(376)	$—	$—	$(376)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

LargeCap Growth Fund
Common Stocks*		$3,015,783	$—	$—	$3,015,783
Repurchase Agreements		—	61,575	—	61,575
	Total investments in securities $	3,015,783	$61,575	$—	$3,077,358

LargeCap Growth Fund I
Common Stocks*		$6,943,147	$—	$—	$6,943,147
Convertible Preferred Stocks
Communications		—	4,853	—	4,853
Repurchase Agreements		—	186,666	—	186,666
	Total investments in securities $	6,943,147	$191,519	$—	$7,134,666
Liabilities
Equity Contracts**
Futures		$(3,020)	$—	$—	$(3,020)

LargeCap Growth Fund II
Common Stocks*		$1,190,607	$—	$—	$1,190,607
Repurchase Agreements		—	40,129	—	40,129
	Total investments in securities $	1,190,607	$40,129	$—	$1,230,736
Liabilities
Equity Contracts**
Futures		$(968)	$—	$—	$(968)

LargeCap S&P 500 Index Fund
Common Stocks*		$3,740,335	$—	$—	$3,740,335
Repurchase Agreements		—	72,977	—	72,977
	Total investments in securities $	3,740,335	$72,977	$—	$3,813,312
Liabilities
Equity Contracts**
Futures		$(1,085)	$—	$—	$(1,085)

LargeCap Value Fund
Common Stocks*		$3,302,795	$—	$—	$3,302,795
Repurchase Agreements		—	42,226	—	42,226
	Total investments in securities $	3,302,795	$42,226	$—	$3,345,021
Liabilities
Equity Contracts**
Futures		$(501)	$—	$—	$(501)

LargeCap Value Fund I
Common Stocks*		$189,375	$—	$—	$189,375
Repurchase Agreements		—	10,127	—	10,127
	Total investments in securities $	189,375	$10,127	$—	$199,502
Liabilities
Equity Contracts**
Futures		$(150)	$—	$—	$(150)

LargeCap Value Fund III
Common Stocks*		$2,399,121	$—	$—	$2,399,121
Repurchase Agreements		—	85,062	—	85,062
	Total investments in securities $	2,399,121	$85,062	$—	$2,484,183
Liabilities
Equity Contracts**
Futures		$(538)	$—	$—	$(538)

MidCap Fund
Common Stocks*		$7,590,440	$—	$—	$7,590,440
Repurchase Agreements		—	40,691	—	40,691
	Total investments in securities $	7,590,440	$40,691	$—	$7,631,131

MidCap Growth Fund
Common Stocks*		$124,447	$—	$—	$124,447
Repurchase Agreements		—	2,725	—	2,725
	Total investments in securities $	124,447	$2,725	$—	$127,172

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

MidCap Growth Fund III
Common Stocks*		$1,431,397	$—	$—	$1,431,397
Investment Companies		22,628	—	—	22,628
Repurchase Agreements		—	55,886	—	55,886
	Total investments in securities $	1,454,025	$55,886	$—	$1,509,911
Liabilities
Equity Contracts**
Futures		$(1,856)	$—	$—	$(1,856)

MidCap S&P 400 Index Fund
Common Stocks*		$977,726	$—	$—	$977,726
Repurchase Agreements		—	5,070	—	5,070
	Total investments in securities $	977,726	$5,070	$—	$982,796
Liabilities
Equity Contracts**
Futures		$(8)	$—	$—	$(8)

MidCap Value Fund I
Common Stocks*		$1,452,371	$—	$—	$1,452,371
Repurchase Agreements		—	49,479	—	49,479
	Total investments in securities $	1,452,371	$49,479	$—	$1,501,850
Liabilities
Equity Contracts**
Futures		$(266)	$—	$—	$(266)

MidCap Value Fund III
Common Stocks*		$772,724	$—	$—	$772,724
Repurchase Agreements		—	43,587	—	43,587
	Total investments in securities $	772,724	$43,587	$—	$816,311
Assets
Equity Contracts**
Futures		$59	$—	$—	$59

Money Market Fund
Bonds		$—	$125,832	$—	$125,832
Certificate of Deposit		—	25,600	—	25,600
Commercial Paper		—	758,404	—	758,404
Investment Companies		61,070	—	—	61,070
Municipal Bonds		—	64,890	—	64,890
Repurchase Agreements		—	52,360	—	52,360
	Total investments in securities $	61,070	$1,027,086	$—	$1,088,156

Overseas Fund
Common Stocks
Basic Materials		$—	$173,415	$—	$173,415
Communications		—	149,314	—	149,314
Consumer, Cyclical		14,571	213,668	—	228,239
Consumer, Non-cyclical		17,046	329,118	—	346,164
Diversified		—	10,167	—	10,167
Energy		27,351	174,373	—	201,724
Financial		—	592,934	—	592,934
Industrial		28,869	298,331	—	327,200
Technology		—	32,360	—	32,360
Utilities		—	80,810	—	80,810
Preferred Stocks
Consumer, Cyclical		—	2,394	—	2,394
Repurchase Agreements		—	76,836	—	76,836
	Total investments in securities $	87,837	$2,133,720	$—	$2,221,557

Liabilities
Equity Contracts**
Futures		$(2,798)	$—	$—	$(2,798)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Principal Capital Appreciation Fund
Common Stocks*		$2,208,505	$—	$—	$2,208,505
Repurchase Agreements		—	46,106	—	46,106
	Total investments in securities $	2,208,505	$46,106	$—	$2,254,611

Principal LifeTime 2010 Fund
Investment Companies		$1,647,719	$—	$—	$1,647,719
	Total investments in securities $	1,647,719	$—	$—	$1,647,719

Principal LifeTime 2015 Fund
Investment Companies		$1,004,534	$—	$—	$1,004,534
	Total investments in securities $	1,004,534	$—	$—	$1,004,534

Principal LifeTime 2020 Fund
Investment Companies		$6,412,145	$—	$—	$6,412,145
	Total investments in securities $	6,412,145	$—	$—	$6,412,145

Principal LifeTime 2025 Fund
Investment Companies		$1,481,330	$—	$—	$1,481,330
	Total investments in securities $	1,481,330	$—	$—	$1,481,330

Principal LifeTime 2030 Fund
Investment Companies		$6,275,556	$—	$—	$6,275,556
	Total investments in securities $	6,275,556	$—	$—	$6,275,556

Principal LifeTime 2035 Fund
Investment Companies		$1,028,030	$—	$—	$1,028,030
	Total investments in securities $	1,028,030	$—	$—	$1,028,030

Principal LifeTime 2040 Fund
Investment Companies		$3,974,167	$—	$—	$3,974,167
	Total investments in securities $	3,974,167	$—	$—	$3,974,167

Principal LifeTime 2045 Fund
Investment Companies		$585,017	$—	$—	$585,017
	Total investments in securities $	585,017	$—	$—	$585,017

Principal LifeTime 2050 Fund
Investment Companies		$1,908,301	$—	$—	$1,908,301
	Total investments in securities $	1,908,301	$—	$—	$1,908,301

Principal LifeTime 2055 Fund
Investment Companies		$124,281	$—	$—	$124,281
	Total investments in securities $	124,281	$—	$—	$124,281

Principal LifeTime 2060 Fund
Investment Companies		$7,393	$—	$—	$7,393
	Total investments in securities $	7,393	$—	$—	$7,393

Principal LifeTime Strategic Income Fund
Investment Companies		$775,042	$—	$—	$775,042
	Total investments in securities $	775,042	$—	$—	$775,042

Real Estate Securities Fund
Common Stocks*		$1,334,674	$—	$—	$1,334,674
Repurchase Agreements		—	25,446	—	25,446
	Total investments in securities $	1,334,674	$25,446	$—	$1,360,120

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SAM Balanced Portfolio
Investment Companies		$4,524,244	$—	$—	$4,524,244
	Total investments in securities $	4,524,244	$—	$—	$4,524,244

SAM Conservative Balanced Portfolio
Investment Companies		$1,496,821	$—	$—	$1,496,821
	Total investments in securities $	1,496,821	$—	$—	$1,496,821

SAM Conservative Growth Portfolio
Investment Companies		$3,036,735	$—	$—	$3,036,735
	Total investments in securities $	3,036,735	$—	$—	$3,036,735

SAM Flexible Income Portfolio
Investment Companies		$1,831,321	$—	$—	$1,831,321
	Total investments in securities $	1,831,321	$—	$—	$1,831,321

SAM Strategic Growth Portfolio
Investment Companies		$1,887,903	$—	$—	$1,887,903
	Total investments in securities $	1,887,903	$—	$—	$1,887,903

Short-Term Income Fund
Bonds		$—	$1,875,133	$7,605	$1,882,738
Common Stocks*		—	—	—	—
Repurchase Agreements		—	64,467	—	64,467
U.S. Government & Government Agency Obligations		—	76,896	—	76,896
	Total investments in securities $	—	$2,016,496	$7,605	$2,024,101

SmallCap Blend Fund
Common Stocks
Basic Materials		$8,449	$—	$—	$8,449
Communications		36,699	—	—	36,699
Consumer, Cyclical		78,509	—	—	78,509
Consumer, Non-cyclical		95,763	46	—	95,809
Energy		31,148	—	—	31,148
Financial		99,022	—	—	99,022
Industrial		60,095	—	—	60,095
Technology		64,150	—	—	64,150
Utilities		18,186	—	—	18,186
Repurchase Agreements		—	19,996	—	19,996
	Total investments in securities $	492,021	$20,042	$—	$512,063
Liabilities
Equity Contracts**
Futures		$(62)	$—	$—	$(62)

SmallCap Growth Fund I
Common Stocks*		$1,836,085	$—	$—	$1,836,085
Investment Companies		38,615	—	—	38,615
Repurchase Agreements		—	107,867	—	107,867
	Total investments in securities $	1,874,700	$107,867	$—	$1,982,567
Assets
Equity Contracts**
Futures		$466	$—	$—	$466

SmallCap Growth Fund II
Common Stocks*		$213,371	$—	$—	$213,371
Investment Companies		15,968	—	—	15,968
Repurchase Agreements		—	15,400	—	15,400
	Total investments in securities $	229,339	$15,400	$—	$244,739
Liabilities
Equity Contracts**
Futures		$(131)	$—	$—	$(131)

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

SmallCap S&P 600 Index Fund
Common Stocks*		$986,345	$—	$—	$986,345
Investment Companies		21,602	—	—	21,602
Repurchase Agreements		—	28,220	—	28,220
	Total investments in securities $	1,007,947	$28,220	$—	$1,036,167
Liabilities
Equity Contracts**
Futures		$(654)	$—	$—	$(654)

SmallCap Value Fund II
Common Stocks
Basic Materials		$54,173	$—	$—	$54,173
Communications		53,863	4	—	53,867
Consumer, Cyclical		206,814	—	—	206,814
Consumer, Non-cyclical		205,238	26	44	205,308
Diversified		1,321	—	—	1,321
Energy		109,844	27	—	109,871
Financial		425,537	7	3	425,547
Industrial		254,190	15	—	254,205
Technology		145,344	—	—	145,344
Utilities		26,449	—	—	26,449
Repurchase Agreements		—	63,609	—	63,609
	Total investments in securities $	1,482,773	$63,688	$47	$1,546,508
Assets
Equity Contracts**
Futures		$975	$—	$—	$975

Tax-Exempt Bond Fund
Bonds		$—	$—	$595	$595
Municipal Bonds		—	215,025	—	215,025
	Total investments in securities $	—	$215,025	$595	$215,620

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Futures, foreign currency contracts, and swaps are valued at the unrealized appreciation/(depreciation) of the instrument.